                         SUPPLEMENT TO YOUR PROSPECTUS

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

UNDER THE SECTION OF YOUR PROSPECTUS ENTITLED, "YOUR POLICY" THE FOLLOWING FEATURE IS ADDED:

     ISSUE FIRST(R) -- The Issue First(R) life insurance submission process can provide immediate insurance coverage provided the proposed Primary Insured ("Insured") meets all of the Conditions for Coverage described in the Issue First(R) Binding Premium Receipt. Once all of the Conditions for Coverage are met and eligibility for Issue First(R) is confirmed, we will issue the Policy at the rate class applied for and mail it directly to You. Hartford will then complete full underwriting and you will receive a Policy Endorsement that reflects the final rate class, at which time you may accept the final approved rate class (additional premium may be necessary) or exercise your free look and receive a full refund of premiums. Issue First(R) is only available on new policies, and does not apply to face amount increases or decreases. There is no charge for this feature.

Conditions for Coverage

Coverage will become effective under the Issue First(R) Binding Premium Receipt when each and every condition set forth below is satisfied, and the Binding Premium Receipt ("Receipt") is signed by the owner (and Insured, if different).

    1.   answers "No" to each of the questions 1 through 8 on the Receipt;

    2.   all answers to each question are correct, complete and true;

    3. the total death benefit amount as applied for in the application together with the total death benefit amount under any other policies applied for or in-force with Us or any affiliate company on the life of the Primary Insured, is less than $2,000,000;

    4. a standard long form application and illustration have been completed as of the same date the Receipt and signed;

    5. the applied for policy is not an "employer-owned life insurance contract" under Internal Revenue Code Section 101(j);

    6. We receive no less than the first modal premium for the mode selected on the Application.

If death of the Insured occurs while the Binding Premium Receipt is in effect, we will pay the death benefit to designated beneficiary according to policy provisions (deaths occurring during the first two policy years are subject to routine contestability reviews).

Limitations of Coverage Under the Binding Premium Receipt

    1. The Binding Premium Receipt provides coverage only for the Primary Insured. It does not provide coverage for any other proposed Insureds, including, but not limited to, other proposed Insureds under term insurance riders and child riders;

    2. For survivorship policies, the Binding Premium Receipt only provides coverage upon the death of the last surviving insured;

    3. The Binding Premium Receipt does not provide coverage if a Proposed Insured is age [66] or older on his/her birthday nearest the date the Receipt is signed;

    4. The Binding Premium Receipt provides coverage in the event of death of the Primary Insured. It does not provide any coverage for other benefits which may be applied for, including but not limited to, accelerated death benefits, disability income benefits, or accidental death benefits;

    5. There is no coverage under the Binding Premium Receipt if the Primary Insured dies by suicide. In such event, Our liability will be limited to a refund of the total premium paid for the Policy; and

    6. Material misrepresentations or fraud in the answers to the questions in the Receipt or in the Application or if We determine that insufficient insurable interest exists in the life of the insured based on Our underwriting guidelines, will invalidate the Receipt and may be the basis for denial of benefits under, or rescission of, the Receipt and the applied for policy. In this event, Our liability will be limited to a refund of the total premium paid for the Policy.

BENEFITS WILL NOT BE PAID BOTH UNDER THE BINDING PREMIUM RECEIPT AND UNDER THE APPLIED FOR POLICY. IF BENEFITS ARE PAYABLE UNDER THIS RECEIPT, THEN NO BENEFIT RELATING TO THE DEATH OF THE PRIMARY INSURED WILL BE PAYABLE UNDER THE APPLIED FOR POLICY.

When the Binding Premium Receipt Terminates

If the Binding Premium Receipt becomes effective, coverage under the Receipt will terminate on the earliest of the following to occur:

    1. the date the Policy takes effect, in which case Your initial premium payment will be applied to the policy as of the policy's effective date;

    2. the date of death of the covered Primary Insured, in which case We will pay the death benefit to the beneficiary designated in the Application;

    3. the date We mail a notice of termination of this Receipt to the Proposed Policyowner at the address set forth in the Application;

    4. the date We receive Your written request to terminate coverage under this Receipt; or

    5.   14 days after the date this Receipt is signed by you.

In the case of 3, 4, and 5 above, Our liability will be limited to a refund of the total premium paid for the policy.

On the Date of Issue of the Policy, coverage under the Binding Premium Receipt will terminate. In addition, our underwriting review of the Insured has not yet been completed by Us and any Riders for other benefits applied for on the Application for Life Insurance ("Application") and not shown in the Additional Benefits and Riders section of the Policy have not yet been issued by Us.

Final Underwriting Determination

Upon completion of Our underwriting review, if We have not terminated Your Policy, We will issue a Policy Endorsement reflecting the Insured's final Insurance Class. The policy owner is charged for coverage based on the final underwriting determination starting from the date coverage began. The Policy Endorsement will reflect any other changes to the Policy that are required based on our Final Underwriting Determination, including but not limited to, Cost of Insurance and other Policy charges, Initial Face Amount, Death Benefit Option, and any No Lapse Guarantee Premium. The Policy Endorsement will also include any other changes in coverage from that applied for on the Application as requested by You, such as changes in Planned Premium, Initial Face Amount, or Death Benefit Option. In addition, any applied-for Riders approved by Us and not shown in the Additional Benefits and Riders section of the Policy will be issued by Us at this time. Additional premium may be required upon delivery of the Policy Endorsement.

Other Policy Transactions

Policy Loans, Withdrawals or any option to continue the Policy as reduced paid up will not be available during Our underwriting review until the date We receive in Good Order Your acceptance of the Policy Endorsement described above and all other necessary delivery requirements. The variable investment options become available at end of the free look period.

Policy Termination

The Policy will terminate on the earliest of the following events:

    1. 120 days after the Policy's Date of Issue if a required and requested medical exam, lab test, application interview, medical report, or any other requested underwriting requirement, has not been received by Us;

    2. the date We mail You a Policy termination notice due to Our determination that insufficient insurable interest exists in the life of the Insured;

    3.   the date the Right To Examine Policy provision is exercised by You;

    4.   Your surrender of the Policy;

    5. the end of the Policy Grace Period when premiums sufficient to keep the Policy from terminating are not paid;

    6. forty-five days after We send to You the Policy Endorsement described in this Amendment if we have not received Your signed acceptance of such Endorsement; or

    7.   the date the Insured dies.

In the case of Policy Termination as described in 1, 2 and 6 above, Our liability will be limited to a refund of the total premiums paid for the Policy. In the case of Policy Termination as described in 3 above, Our liability will be limited as described in the Right to Examine Policy provision on Page 1 of the Policy Amendment.

No insurance producer or other company representative may waive or modify the answer to any question in the Application or modify the terms or conditions of this Receipt.

UNDER THE SECTION OF YOUR PROSPECTUS ENTITLED, "GLOSSARY OF SPECIAL TERMS," THE FOLLOWING DEFINITIONS ARE ADDED:

     1035 PREMIUM: Premium received as a result of an exchange of an existing insurance policy for a new insurance policy that qualifies for favorable tax treatment under section 1035 of the Internal Revenue Code.

     BINDING PREMIUM RECEIPT: an interim agreement between the Primary Insured and the Company for immediate life insurance coverage. Under this receipt, the Company agrees to provide life insurance coverage provided the Primary Insured meets all of the Conditions for Coverage under Issue First(R).

     MODAL PREMIUM: subsequent premium payments paid to a policy in a mode more frequent than annual payments, such as monthly or quarterly payments.

     PRIMARY INSURED: "Proposed Insured 1" named in the Application or "Proposed Insured 1" and "Proposed Insured 2" named in the Application for a survivorship policy.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-8124

                                     PART B

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION (PART B)
HARTFORD LEADERS VARIABLE UNIVERSAL LIFE LIBERTY (SERIES II)
SEPARATE ACCOUNT VL II
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus. To obtain a prospectus, call us at 1-800-231-5453.

DATE OF PROSPECTUS: MAY 2, 2011 AS SUPPLEMENTED ON JANUARY 17, 2012

DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 2, 2011 AS SUPPLEMENTED ON JANUARY 17, 2012

2                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

TABLE OF CONTENTS

                                                                            PAGE
--------------------------------------------------------------------------------
GENERAL INFORMATION AND HISTORY                                                3
SERVICES                                                                       3
EXPERTS                                                                        3
DISTRIBUTION OF THE POLICIES                                                   3
ADDITIONAL INFORMATION ABOUT CHARGES                                           4
PERFORMANCE DATA                                                               4
FINANCIAL STATEMENTS                                                           5

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                3

-------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY ("HARTFORD") -- Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

Hartford Life and Annuity Insurance Company is controlled by Hartford Life Insurance Company, which is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT VL II -- established as a separate account under Connecticut law on September 30, 1994. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

EXPERTS

The statutory basis financial statements of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2010 and 2009, and for each of the three years in the period ended December 31, 2010 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report dated April 11, 2011 (which report expresses an unqualified opinion in accordance with accounting practices prescribed and permitted by the Insurance Department of the State of Connecticut and includes an explanatory paragraph relating to the Company's change in its method of accounting and reporting for deferred income taxes in 2009 and 2008. In 2009, the Company adopted Statement of Statutory Accounting Principle No. 10R and in 2008, the Company received approval from the State of Connecticut Insurance Department for the use of a permitted practice related to the accounting for deferred income taxes, which expired at the end of
2009), and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account VL II as of December 31, 2010, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 30, 2011, which reports are both included in the Statement of Additional Information which is part of the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.

DISTRIBUTION OF THE POLICIES

Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the policies and offers the policies on a continuous basis. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA").

Hartford currently pays HESCO underwriting commissions for its role as Principal Underwriter of all policies offered through this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HESCO in its role as Principal Underwriter has been: 2010: $13,691,277; 2009:
$15,070,197; and 2008: $20,679,265. HESCO did not retain any of these commissions.

4                                HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

HESCO enters into sales agreements with registered broker-dealers, financial institutions and other parties ("Financial Intermediaries"). The policies are sold by salespersons who represent Hartford as insurance agents and who are financial professional ("Sales Representatives") of HESCO or certain other registered broker-dealers who have entered into sales agreements with HESCO.

Financial Intermediaries are compensated according to a schedule in the sales agreement and are subject to any rules or regulations that apply to variable life insurance compensation. This compensation is usually paid from sales charges described in the Prospectus. The compensation generally consists of commissions and may involve other types of payments that are described more fully in the prospectus.

ADDITIONAL INFORMATION ABOUT CHARGES

The front-end load under the policies may be used to cover expenses related to the sale and distribution of the policies. Refer to prospectus for applicable sales load.

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain charges and deductions described above may be reduced for policies issued in connection with a specific plan, in accordance with our rules in effect as of the date the application for a policy is approved. To qualify for such a reduction, a plan must satisfy certain criteria, i.e., as to size of the plan, expected number of participants and anticipated premium payment from the plan. Generally, the sales contacts and effort, administrative costs and mortality cost per policy vary, based on such factors as the size of the plan, the purposes for which policies are purchased and certain characteristics of the plan's members. The amount of reduction and the criteria for qualification will be reflected in the reduced sales effort and administrative costs resulting from, and the different mortality experience expected as a result of, sales to qualifying plans. We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in Separate Account VL II.

UNDERWRITING PROCEDURES -- To purchase a policy you must submit an application to us. Within limits, you may choose the Scheduled Premiums and the initial Face Amount and the Guarantee Period in the policy application. Policies generally will be issued only on the lives of insureds the ages of 0 and 85 who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason.

The Cost of Insurance charge is to cover our anticipated mortality costs and other expenses. For standard risks, the Cost of Insurance rates will not exceed those based on the 1980 Commissioners' Standard Ordinary Mortality Table (ANB), Male or Female, Unismoke Table, age nearest birthday for Policies issued before January 1, 2009 and the 2001 Commissioners' Standard Ordinary Mortality Table, Male or Female, Unismoke Table, age nearest birthday for Policies issued on or after January 1, 2009, (unisex rates may be required in some states). A table of guaranteed Cost of Insurance rates per $1,000 will be included in each Policy; however, we reserve the right to use rates less than those shown in such table. Substandard risks will be charged a higher Cost of Insurance rate which will not exceed rates based on a multiple of the 1980 Commissioners' Standard Ordinary Mortality Table (ANB), Male or Female, Unismoke Table, age nearest birthday for Policies issued before January 1, 2009 and the 2001 Commissioners' Standard Ordinary Mortality Table, Male or Female, Unismoke Table, age nearest birthday for Policies issued on or after January 1, 2009, (unisex rates may be required in some states). The multiple will be based on the Insured's risk class. We will determine the Cost of Insurance rate at the start of each Policy Year. Any changes in the Cost of Insurance rate will be made uniformly for all Insureds of the same issue age, sex and risk class and whose coverage has been in force for the same length of time. No change in insurance class or cost will occur on account of deterioration of the Insured's health.

Because the Account Value and the Death Benefit may vary from month to month, the Cost of Insurance charge may also vary on each Monthly Activity Date.

INCREASES IN FACE AMOUNT -- At any time after the first Policy Year, You may request In Writing to change the Face Amount. The minimum amount by which the Face Amount can be increased is based on our rules then in effect. We reserve the right to limit the number of increases made under the Policy to not more than one in any 12 month period.

PERFORMANCE DATA

Hartford may advertise the performance history of the underlying Funds of the policy. Performance history is based on the Funds' past performance only and is no indication of future performance.

The performance history of the underlying Funds includes deductions for the total fund operating expenses of the Funds. The performance information does not include any charges or fees that are deducted from your policy. These are charges and fees such as premium base loads, mortality and expense risk charges, cost of insurance, administrative and issue charges, and surrender charges. These charges vary depending on your age, gender, Face Amount, underwriting class, premiums, policy

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                5

-------------------------------------------------------------------------------

duration, and account value. All of these policy charges will have a significant impact on your policy's account value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your policy's performance, you should obtain a personalized illustration based on historical Fund performance from your financial adviser.

Performance history of the underlying Funds is measured by comparing the value of the Fund at the beginning of the period to the value of the Fund at the end of the period. Performance is usually calculated for periods of one month, three months, year-to-date, one year, three years, five years, ten years, and since the inception date of the Fund if the Fund has existed for more than ten years.

ADDITIONAL FINANCIAL STATEMENT INFORMATION

The financial statements of the Company and the Separate Account for year ended December 31, 2010 follow this page of the SAI. The financial statements of the Company only bear on the Company's ability to meet its obligations under the Contracts and should not be considered as bearing on the investment performance of the Separate Account. The financial statements of the Separate Account present the investment performance of the Separate Account.

We have included the unaudited quarterly statutory filing for the Hartford Life and Annuity Insurance Company as of and for the period ended September 30, 2011. This filing is included herein as additional information on the financial condition of the issuer. Deloitte & Touche, LLP has not audited, reviewed, or compiled the financial statements and assumes no responsibility for them.

In addition, we have included the unaudited financial statements of Hartford Life and Annuity Insurance Company Separate Account VL II as of and for the nine months ended September 30, 2011. These statements are included herein as additional information on the financial condition of the separate account. Deloitte & Touche, LLP has not audited, reviewed, or compiled the financial statements and assumes no responsibility for them.

You can also access the information for Hartford Life and Annuity Insurance Company at www.hartfordinvestor.com. Requests for copies can also be directed to The Hartford, P.O. Box 2999, Hartford, Connecticut 06104-2999.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- UNAUDITED
SEPTEMBER 30, 2011

-------------------------------------------------------------------------------

                                          ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS
                                             BALANCED WEALTH             INTERNATIONAL              SMALL/MID CAP
                                           STRATEGY PORTFOLIO           VALUE PORTFOLIO            VALUE PORTFOLIO
                                               SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                                 46,437                     488,305                    276,192
                                                =========                  ==========                 ==========
  Cost                                           $483,619                  $9,299,419                 $4,006,193
                                                =========                  ==========                 ==========
  Market Value                                   $474,116                  $5,566,675                 $3,717,541
 Due from Sponsor Company                              38                       3,446                      4,452
 Receivable from fund shares sold                      --                          --                         --
 Other assets                                          --                          --                         --
                                                ---------                  ----------                 ----------
 Total Assets                                     474,154                   5,570,121                  3,721,993
                                                ---------                  ----------                 ----------
LIABILITIES:
 Due to Sponsor Company                                --                          --                         --
 Payable for fund shares purchased                     38                       3,446                      4,452
 Other liabilities                                     --                           1                         --
                                                ---------                  ----------                 ----------
 Total Liabilities                                     38                       3,447                      4,452
                                                ---------                  ----------                 ----------
NET ASSETS:
 For Contract Liabilities                        $474,116                  $5,566,674                 $3,717,541
                                                =========                  ==========                 ==========
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units Owned by Participants                       50,667                     837,076                    343,694
 Minimum Unit Fair Value #                      $9.357500                   $6.650144                 $10.816429
 Maximum Unit Fair Value #                      $9.357500                   $6.650144                 $10.816429
 Contract Liability                              $474,116                  $5,566,674                 $3,717,541

                                                                     ALLIANCEBERNSTEIN VPS
                                          ALLIANCEBERNSTEIN VPS          INTERNATIONAL
                                             VALUE PORTFOLIO            GROWTH PORTFOLIO
                                               SUB-ACCOUNT                SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                                  1,254                     102,247
                                                =========                  ==========
  Cost                                            $10,280                  $1,980,759
                                                =========                  ==========
  Market Value                                    $10,423                  $1,425,327
 Due from Sponsor Company                              --                          --
 Receivable from fund shares sold                      --                          --
 Other assets                                          --                          --
                                                ---------                  ----------
 Total Assets                                      10,423                   1,425,327
                                                ---------                  ----------
LIABILITIES:
 Due to Sponsor Company                                --                          --
 Payable for fund shares purchased                     --                          --
 Other liabilities                                     --                          --
                                                ---------                  ----------
 Total Liabilities                                     --                          --
                                                ---------                  ----------
NET ASSETS:
 For Contract Liabilities                         $10,423                  $1,425,327
                                                =========                  ==========
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units Owned by Participants                        1,384                     193,628
 Minimum Unit Fair Value #                      $7.531611                   $7.361166
 Maximum Unit Fair Value #                      $7.531611                   $7.361166
 Contract Liability                               $10,423                  $1,425,327

#  Rounded unit values

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- UNAUDITED -- (CONTINUED)
SEPTEMBER 30, 2011

-------------------------------------------------------------------------------

                                             INVESCO V.I.           INVESCO V.I.           INVESCO V.I.
                                               CAPITAL                  CORE                   HIGH
                                          APPRECIATION FUND         EQUITY FUND             YIELD FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT (A)(B)
------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                               105,624                 31,115                  2,545
                                              ==========             ==========             ==========
  Cost                                        $2,503,306               $707,482                $13,309
                                              ==========             ==========             ==========
  Market Value                                $2,125,160               $767,295                $12,216
 Due from Sponsor Company                             --                     --                     --
 Receivable from fund shares sold                     --                     --                     --
 Other assets                                         --                     --                     --
                                              ----------             ----------             ----------
 Total Assets                                  2,125,160                767,295                 12,216
                                              ----------             ----------             ----------
LIABILITIES:
 Due to Sponsor Company                               --                     --                     --
 Payable for fund shares purchased                    --                     --                     --
 Other liabilities                                    --                     --                     --
                                              ----------             ----------             ----------
 Total Liabilities                                    --                     --                     --
                                              ----------             ----------             ----------
NET ASSETS:
 For Contract Liabilities                     $2,125,160               $767,295                $12,216
                                              ==========             ==========             ==========
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units Owned by Participants                     242,198                 54,015                  1,304
 Minimum Unit Fair Value #                     $8.774457             $14.205257              $9.370184
 Maximum Unit Fair Value #                     $8.774457             $14.205257              $9.370184
 Contract Liability                           $2,125,160               $767,295                $12,216

                                            INVESCO V.I.          INVESCO V.I.
                                           INTERNATIONAL          MID CAP CORE
                                            GROWTH FUND           EQUITY FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
ASSETS:
 Investments:
  Number of Shares                              293,162               491,801
                                             ==========            ==========
  Cost                                       $7,251,817            $6,138,904
                                             ==========            ==========
  Market Value                               $7,252,825            $5,242,594
 Due from Sponsor Company                         1,233                    --
 Receivable from fund shares sold                    --                 2,365
 Other assets                                        --                    --
                                             ----------            ----------
 Total Assets                                 7,254,058             5,244,959
                                             ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                 2,365
 Payable for fund shares purchased                1,233                    --
 Other liabilities                                   --                    --
                                             ----------            ----------
 Total Liabilities                                1,233                 2,365
                                             ----------            ----------
NET ASSETS:
 For Contract Liabilities                    $7,252,825            $5,242,594
                                             ==========            ==========
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units Owned by Participants                    836,144               336,212
 Minimum Unit Fair Value #                    $8.674132            $15.593142
 Maximum Unit Fair Value #                    $8.674132            $15.593142
 Contract Liability                          $7,252,825            $5,242,594

#  Rounded unit values

(a) Effective April 29, 2011 Invesco Van Kampen V.I. High Yield Fund merged with Invesco V.I. High Yield Fund.

(b) From inception April 29, 2011 to September 30, 2011.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- UNAUDITED -- (CONTINUED)
SEPTEMBER 30, 2011

-------------------------------------------------------------------------------

                                            INVESCO V.I.           INVESCO V.I.           INVESCO V.I.
                                             SMALL CAP               CAPITAL                 GLOBAL
                                            EQUITY FUND          DEVELOPMENT FUND       REAL ESTATE FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                              282,103                142,391                 24,514
                                             ==========             ==========             ==========
  Cost                                       $4,348,820             $2,606,462               $317,792
                                             ==========             ==========             ==========
  Market Value                               $3,966,372             $1,609,014               $275,042
 Due from Sponsor Company                            --                     --                    111
 Receivable from fund shares sold                 3,887                     --                     --
 Other assets                                        --                     --                     --
                                             ----------             ----------             ----------
 Total Assets                                 3,970,259              1,609,014                275,153
                                             ----------             ----------             ----------
LIABILITIES:
 Due to Sponsor Company                           3,887                     --                     --
 Payable for fund shares purchased                   --                     --                    111
 Other liabilities                                   --                     --                     --
                                             ----------             ----------             ----------
 Total Liabilities                                3,887                     --                    111
                                             ----------             ----------             ----------
NET ASSETS:
 For Contract Liabilities                    $3,966,372             $1,609,014               $275,042
                                             ==========             ==========             ==========
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units Owned by Participants                    337,835                160,110                 22,536
 Minimum Unit Fair Value #                   $11.740546             $10.049403             $12.204666
 Maximum Unit Fair Value #                   $11.740546             $10.049403             $12.204666
 Contract Liability                          $3,966,372             $1,609,014               $275,042

                                             INVESCO V.I.           INVESCO V.I.
                                            BALANCED RISK             DIVIDEND
                                           ALLOCATION FUND           GROWTH FUND
                                          SUB-ACCOUNT (C)(D)     SUB-ACCOUNT (E)(F)
--------------------------------------  ---------------------------------------------
ASSETS:
 Investments:
  Number of Shares                               121,065                  2,658
                                              ==========              =========
  Cost                                        $1,304,787                $39,959
                                              ==========              =========
  Market Value                                $1,320,815                $33,491
 Due from Sponsor Company                             24                     --
 Receivable from fund shares sold                     --                     --
 Other assets                                         --                     --
                                              ----------              ---------
 Total Assets                                  1,320,839                 33,491
                                              ----------              ---------
LIABILITIES:
 Due to Sponsor Company                               --                     --
 Payable for fund shares purchased                    24                     --
 Other liabilities                                    --                     --
                                              ----------              ---------
 Total Liabilities                                    24                     --
                                              ----------              ---------
NET ASSETS:
 For Contract Liabilities                     $1,320,815                $33,491
                                              ==========              =========
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units Owned by Participants                     125,847                  3,800
 Minimum Unit Fair Value #                    $10.495440              $8.814175
 Maximum Unit Fair Value #                    $10.495440              $8.814175
 Contract Liability                           $1,320,815                $33,491

#  Rounded unit values

(c) Effective April 29, 2011 Invesco V.I. Global Multi-Asset Fund merged with Invesco V.I. Balanced Risk Allocation Fund.

(d) From inception April 29, 2011 to September 30, 2011.

(e) Effective April 29, 2011 Invesco V.I. Select Dimensions Dividend Growth Portfolio merged with Invesco V.I. Dividend Growth Fund.

(f)  From inception April 29, 2011 to September 30, 2011.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- UNAUDITED -- (CONTINUED)
SEPTEMBER 30, 2011

-------------------------------------------------------------------------------

                                                                                          AMERICAN FUNDS
                                        ALLIANCEBERNSTEIN VPS     AMERICAN FUNDS          CAPITAL WORLD
                                             REAL ESTATE              GLOBAL                 GROWTH &
                                        INVESTMENT PORTFOLIO         BOND FUND             INCOME FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                                34,702                148,331                 339,340
                                             ===========            ===========            ============
  Cost                                          $416,065             $1,667,261              $2,728,194
                                             ===========            ===========            ============
  Market Value                                  $346,675             $1,794,803              $2,931,894
 Due from Sponsor Company                             --                    164                      --
 Receivable from fund shares sold                     --                     --                     305
 Other assets                                         --                     --                      --
                                             -----------            -----------            ------------
 Total Assets                                    346,675              1,794,967               2,932,199
                                             -----------            -----------            ------------
LIABILITIES:
 Due to Sponsor Company                               --                     --                     305
 Payable for fund shares purchased                    --                    164                      --
 Other liabilities                                    --                     --                      --
                                             -----------            -----------            ------------
 Total Liabilities                                    --                    164                     305
                                             -----------            -----------            ------------
NET ASSETS:
 For Contract Liabilities                       $346,675             $1,794,803              $2,931,894
                                             ===========            ===========            ============
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units Owned by Participants                      21,823                150,587                 349,716
 Minimum Unit Fair Value #                    $15.885526             $11.918737               $8.383635
 Maximum Unit Fair Value #                    $15.885526             $11.918737               $8.383635
 Contract Liability                             $346,675             $1,794,803              $2,931,894

                                                                    AMERICAN FUNDS
                                            AMERICAN FUNDS            BLUE CHIP
                                                ASSET                 INCOME AND
                                           ALLOCATION FUND           GROWTH FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  ----------------------------------------------
ASSETS:
 Investments:
  Number of Shares                              1,834,858               1,896,133
                                             ============            ============
  Cost                                        $30,108,704             $18,247,843
                                             ============            ============
  Market Value                                $27,504,524             $15,548,290
 Due from Sponsor Company                          36,941                      --
 Receivable from fund shares sold                      --                   5,530
 Other assets                                          --                      --
                                             ------------            ------------
 Total Assets                                  27,541,465              15,553,820
                                             ------------            ------------
LIABILITIES:
 Due to Sponsor Company                                --                   5,530
 Payable for fund shares purchased                 36,941                      --
 Other liabilities                                      1                       1
                                             ------------            ------------
 Total Liabilities                                 36,942                   5,531
                                             ------------            ------------
NET ASSETS:
 For Contract Liabilities                     $27,504,523             $15,548,289
                                             ============            ============
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units Owned by Participants                    1,881,575               1,162,930
 Minimum Unit Fair Value #                     $14.617816              $13.369930
 Maximum Unit Fair Value #                     $14.617816              $13.369930
 Contract Liability                           $27,504,523             $15,548,289

#  Rounded unit values

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- UNAUDITED -- (CONTINUED)
SEPTEMBER 30, 2011

-------------------------------------------------------------------------------

                                                                  AMERICAN FUNDS
                                           AMERICAN FUNDS             GLOBAL             AMERICAN FUNDS
                                              BOND FUND             GROWTH FUND            GROWTH FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                             3,095,608                969,730              1,510,310
                                             ===========            ===========            ===========
  Cost                                       $33,164,525            $16,091,497            $73,794,404
                                             ===========            ===========            ===========
  Market Value                               $34,175,506            $17,697,574            $72,223,024
 Due from Sponsor Company                         14,273                  2,035                 12,267
 Receivable from fund shares sold                     --                     --                     --
 Other assets                                          1                     13                     --
                                             -----------            -----------            -----------
 Total Assets                                 34,189,780             17,699,622             72,235,291
                                             -----------            -----------            -----------
LIABILITIES:
 Due to Sponsor Company                               --                     --                     --
 Payable for fund shares purchased                14,273                  2,035                 12,267
 Other liabilities                                    --                     --                     27
                                             -----------            -----------            -----------
 Total Liabilities                                14,273                  2,035                 12,294
                                             -----------            -----------            -----------
NET ASSETS:
 For Contract Liabilities                    $34,175,507            $17,697,587            $72,222,997
                                             ===========            ===========            ===========
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units Owned by Participants                   2,444,354             12,339,047             66,543,161
 Minimum Unit Fair Value #                    $13.981407              $1.434275              $1.084217
 Maximum Unit Fair Value #                    $13.981407              $1.434275             $13.631784
 Contract Liability                          $34,175,507            $17,697,587            $72,222,997


                                             AMERICAN FUNDS           AMERICAN FUNDS
                                           GROWTH-INCOME FUND       INTERNATIONAL FUND
                                               SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------  ------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                               1,887,329                2,246,374
                                               ===========              ===========
  Cost                                         $63,167,059              $38,202,977
                                               ===========              ===========
  Market Value                                 $57,355,929              $32,864,446
 Due from Sponsor Company                           27,202                    8,737
 Receivable from fund shares sold                       --                       --
 Other assets                                           --                       --
                                               -----------              -----------
 Total Assets                                   57,383,131               32,873,183
                                               -----------              -----------
LIABILITIES:
 Due to Sponsor Company                                 --                       --
 Payable for fund shares purchased                  27,202                    8,737
 Other liabilities                                       8                       --
                                               -----------              -----------
 Total Liabilities                                  27,210                    8,737
                                               -----------              -----------
NET ASSETS:
 For Contract Liabilities                      $57,355,921              $32,864,446
                                               ===========              ===========
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units Owned by Participants                    46,233,685                1,745,561
 Minimum Unit Fair Value #                       $1.239986               $16.519378
 Maximum Unit Fair Value #                      $12.071942               $18.831041
 Contract Liability                            $57,355,921              $32,864,446

#  Rounded unit values

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- UNAUDITED -- (CONTINUED)
SEPTEMBER 30, 2011

-------------------------------------------------------------------------------

                                                                   AMERICAN FUNDS          FIDELITY VIP
                                           AMERICAN FUNDS           GLOBAL SMALL           ASSET MANAGER
                                           NEW WORLD FUND        CAPITALIZATION FUND         PORTFOLIO
                                             SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                               750,650                 780,038                52,205
                                             ===========             ===========             =========
  Cost                                       $12,634,071             $11,824,662              $915,088
                                             ===========             ===========             =========
  Market Value                               $14,119,725             $12,753,628              $707,379
 Due from Sponsor Company                          4,528                   5,818                    --
 Receivable from fund shares sold                     --                      --                    --
 Other assets                                         --                      --                    --
                                             -----------             -----------             ---------
 Total Assets                                 14,124,253              12,759,446               707,379
                                             -----------             -----------             ---------
LIABILITIES:
 Due to Sponsor Company                               --                      --                    --
 Payable for fund shares purchased                 4,528                   5,818                    --
 Other liabilities                                    --                      --                    --
                                             -----------             -----------             ---------
 Total Liabilities                                 4,528                   5,818                    --
                                             -----------             -----------             ---------
NET ASSETS:
 For Contract Liabilities                    $14,119,725             $12,753,628              $707,379
                                             ===========             ===========             =========
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units Owned by Participants                     542,900               7,257,452               274,802
 Minimum Unit Fair Value #                    $26.007965               $1.757315             $2.574141
 Maximum Unit Fair Value #                    $26.007965               $1.757315             $2.574141
 Contract Liability                          $14,119,725             $12,753,628              $707,379

                                            FIDELITY VIP          FIDELITY VIP
                                            EQUITY-INCOME            GROWTH
                                              PORTFOLIO             PORTFOLIO
                                             SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
ASSETS:
 Investments:
  Number of Shares                               765,314                6,598
                                             ===========            =========
  Cost                                       $16,757,674             $238,343
                                             ===========            =========
  Market Value                               $13,153,454             $220,377
 Due from Sponsor Company                            289                   --
 Receivable from fund shares sold                     --                   --
 Other assets                                         --                   --
                                             -----------            ---------
 Total Assets                                 13,153,743              220,377
                                             -----------            ---------
LIABILITIES:
 Due to Sponsor Company                               --                   --
 Payable for fund shares purchased                   289                   --
 Other liabilities                                     6                   --
                                             -----------            ---------
 Total Liabilities                                   295                   --
                                             -----------            ---------
NET ASSETS:
 For Contract Liabilities                    $13,153,448             $220,377
                                             ===========            =========
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units Owned by Participants                   4,761,315               25,757
 Minimum Unit Fair Value #                     $2.604758            $8.556049
 Maximum Unit Fair Value #                     $9.718388            $8.556049
 Contract Liability                          $13,153,448             $220,377

#  Rounded unit values

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- UNAUDITED -- (CONTINUED)
SEPTEMBER 30, 2011

-------------------------------------------------------------------------------

                                            FIDELITY VIP          FIDELITY VIP          FIDELITY VIP
                                             CONTRAFUND             OVERSEAS               MID CAP
                                              PORTFOLIO             PORTFOLIO             PORTFOLIO
                                             SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                               667,845               27,055                460,212
                                             ===========            =========            ===========
  Cost                                       $16,806,300             $532,705            $12,877,527
                                             ===========            =========            ===========
  Market Value                               $13,951,276             $364,157            $12,499,360
 Due from Sponsor Company                          8,056                   --                  5,051
 Receivable from fund shares sold                     --                   --                     --
 Other assets                                          1                   --                     --
                                             -----------            ---------            -----------
 Total Assets                                 13,959,333              364,157             12,504,411
                                             -----------            ---------            -----------
LIABILITIES:
 Due to Sponsor Company                               --                   --                     --
 Payable for fund shares purchased                 8,056                   --                  5,051
 Other liabilities                                    --                   --                     --
                                             -----------            ---------            -----------
 Total Liabilities                                 8,056                   --                  5,051
                                             -----------            ---------            -----------
NET ASSETS:
 For Contract Liabilities                    $13,951,277             $364,157            $12,499,360
                                             ===========            =========            ===========
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units Owned by Participants                   1,236,804              189,052                988,607
 Minimum Unit Fair Value #                    $11.280105            $1.926226             $12.643410
 Maximum Unit Fair Value #                    $11.280105            $1.926226             $12.643410
 Contract Liability                          $13,951,277             $364,157            $12,499,360

                                                                FIDELITY VIP
                                           FIDELITY VIP        DYNAMIC CAPITAL
                                         VALUE STRATEGIES       APPRECIATION
                                             PORTFOLIO            PORTFOLIO
                                            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------
ASSETS:
 Investments:
  Number of Shares                               6,288               10,257
                                             =========            =========
  Cost                                         $29,376              $56,076
                                             =========            =========
  Market Value                                 $49,740              $76,207
 Due from Sponsor Company                           --                   --
 Receivable from fund shares sold                   --                   --
 Other assets                                       --                   --
                                             ---------            ---------
 Total Assets                                   49,740               76,207
                                             ---------            ---------
LIABILITIES:
 Due to Sponsor Company                             --                   --
 Payable for fund shares purchased                  --                   --
 Other liabilities                                  --                   --
                                             ---------            ---------
 Total Liabilities                                  --                   --
                                             ---------            ---------
NET ASSETS:
 For Contract Liabilities                      $49,740              $76,207
                                             =========            =========
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units Owned by Participants                     5,735                8,220
 Minimum Unit Fair Value #                   $8.672831            $9.270542
 Maximum Unit Fair Value #                   $8.672831            $9.270542
 Contract Liability                            $49,740              $76,207

#  Rounded unit values

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- UNAUDITED -- (CONTINUED)
SEPTEMBER 30, 2011

-------------------------------------------------------------------------------

                                            FIDELITY VIP           FIDELITY VIP           FIDELITY VIP
                                            FREEDOM 2010           FREEDOM 2020           FREEDOM 2030
                                              PORTFOLIO              PORTFOLIO              PORTFOLIO
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                                53,709                 50,557                 61,744
                                             ===========            ===========            ===========
  Cost                                          $511,776               $438,955               $580,111
                                             ===========            ===========            ===========
  Market Value                                  $538,705               $497,983               $571,134
 Due from Sponsor Company                             --                     --                    317
 Receivable from fund shares sold                     --                     --                     --
 Other assets                                         --                     --                     --
                                             -----------            -----------            -----------
 Total Assets                                    538,705                497,983                571,451
                                             -----------            -----------            -----------
LIABILITIES:
 Due to Sponsor Company                               --                     --                     --
 Payable for fund shares purchased                    --                     --                    317
 Other liabilities                                    --                     --                     --
                                             -----------            -----------            -----------
 Total Liabilities                                    --                     --                    317
                                             -----------            -----------            -----------
NET ASSETS:
 For Contract Liabilities                       $538,705               $497,983               $571,134
                                             ===========            ===========            ===========
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units Owned by Participants                      52,028                 50,620                 61,642
 Minimum Unit Fair Value #                    $10.354138              $9.837702              $9.265329
 Maximum Unit Fair Value #                    $10.354138              $9.837702              $9.265329
 Contract Liability                             $538,705               $497,983               $571,134

                                                                     FRANKLIN
                                            FIDELITY VIP              RISING
                                          STRATEGIC INCOME           DIVIDENDS
                                              PORTFOLIO           SECURITIES FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------
ASSETS:
 Investments:
  Number of Shares                                19,760                 29,452
                                             ===========            ===========
  Cost                                          $230,337               $524,083
                                             ===========            ===========
  Market Value                                  $226,453               $513,943
 Due from Sponsor Company                            169                      3
 Receivable from fund shares sold                     --                     --
 Other assets                                         --                     --
                                             -----------            -----------
 Total Assets                                    226,622                513,946
                                             -----------            -----------
LIABILITIES:
 Due to Sponsor Company                               --                     --
 Payable for fund shares purchased                   169                      3
 Other liabilities                                    --                     --
                                             -----------            -----------
 Total Liabilities                                   169                      3
                                             -----------            -----------
NET ASSETS:
 For Contract Liabilities                       $226,453               $513,943
                                             ===========            ===========
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units Owned by Participants                      18,427                 40,519
 Minimum Unit Fair Value #                    $12.289400             $12.683862
 Maximum Unit Fair Value #                    $12.289400             $12.683862
 Contract Liability                             $226,453               $513,943

#  Rounded unit values

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- UNAUDITED -- (CONTINUED)
SEPTEMBER 30, 2011

-------------------------------------------------------------------------------

                                                                       FRANKLIN                FRANKLIN
                                               FRANKLIN             SMALL-MID CAP             SMALL CAP
                                                INCOME                  GROWTH                  VALUE
                                           SECURITIES FUND         SECURITIES FUND         SECURITIES FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                              1,146,752                  47,294                 636,077
                                             ============            ============            ============
  Cost                                        $17,378,386                $816,868              $8,464,555
                                             ============            ============            ============
  Market Value                                $15,263,270                $862,162              $8,237,194
 Due from Sponsor Company                              --                     173                     864
 Receivable from fund shares sold                  44,080                      --                      --
 Other assets                                           1                      --                      --
                                             ------------            ------------            ------------
 Total Assets                                  15,307,351                 862,335               8,238,058
                                             ------------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                            44,080                      --                      --
 Payable for fund shares purchased                     --                     173                     864
 Other liabilities                                     --                      --                       1
                                             ------------            ------------            ------------
 Total Liabilities                                 44,080                     173                     865
                                             ------------            ------------            ------------
NET ASSETS:
 For Contract Liabilities                     $15,263,271                $862,162              $8,237,193
                                             ============            ============            ============
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units Owned by Participants                    1,257,003                  84,518                 494,615
 Minimum Unit Fair Value #                     $12.142589              $10.133884              $16.653755
 Maximum Unit Fair Value #                     $12.142589              $12.523203              $16.653755
 Contract Liability                           $15,263,271                $862,162              $8,237,193

                                               FRANKLIN
                                              STRATEGIC                FRANKLIN
                                                INCOME              MUTUAL SHARES
                                           SECURITIES FUND         SECURITIES FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  ----------------------------------------------
ASSETS:
 Investments:
  Number of Shares                              1,123,018               1,330,330
                                             ============            ============
  Cost                                        $13,383,168             $20,941,070
                                             ============            ============
  Market Value                                $13,655,895             $18,398,468
 Due from Sponsor Company                           1,165                      --
 Receivable from fund shares sold                      --                  18,907
 Other assets                                          --                       1
                                             ------------            ------------
 Total Assets                                  13,657,060              18,417,376
                                             ------------            ------------
LIABILITIES:
 Due to Sponsor Company                                --                  18,907
 Payable for fund shares purchased                  1,165                      --
 Other liabilities                                      1                      --
                                             ------------            ------------
 Total Liabilities                                  1,166                  18,907
                                             ------------            ------------
NET ASSETS:
 For Contract Liabilities                     $13,655,894             $18,398,469
                                             ============            ============
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units Owned by Participants                    1,103,560               1,352,110
 Minimum Unit Fair Value #                     $12.367870              $12.919315
 Maximum Unit Fair Value #                     $20.010861              $13.609715
 Contract Liability                           $13,655,894             $18,398,469

#  Rounded unit values

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- UNAUDITED -- (CONTINUED)
SEPTEMBER 30, 2011

-------------------------------------------------------------------------------

                                             TEMPLETON
                                             DEVELOPING            TEMPLETON             TEMPLETON
                                              MARKETS               FOREIGN                GROWTH
                                          SECURITIES FUND       SECURITIES FUND       SECURITIES FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                              160,551               249,632               389,191
                                             ==========            ==========            ==========
  Cost                                       $1,519,586            $3,350,854            $4,402,815
                                             ==========            ==========            ==========
  Market Value                               $1,424,084            $2,985,594            $3,638,932
 Due from Sponsor Company                           257                 1,336                 9,623
 Receivable from fund shares sold                    --                    --                    --
 Other assets                                        --                    --                    --
                                             ----------            ----------            ----------
 Total Assets                                 1,424,341             2,986,930             3,648,555
                                             ----------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                    --                    --
 Payable for fund shares purchased                  257                 1,336                 9,623
 Other liabilities                                   --                     1                    --
                                             ----------            ----------            ----------
 Total Liabilities                                  257                 1,337                 9,623
                                             ----------            ----------            ----------
NET ASSETS:
 For Contract Liabilities                    $1,424,084            $2,985,593            $3,638,932
                                             ==========            ==========            ==========
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units Owned by Participants                    172,003               363,819               433,645
 Minimum Unit Fair Value #                    $8.279417             $8.206256             $8.352991
 Maximum Unit Fair Value #                    $8.279417             $8.206256            $11.463775
 Contract Liability                          $1,424,084            $2,985,593            $3,638,932

                                                                    FRANKLIN
                                               MUTUAL               FLEX CAP
                                          GLOBAL DISCOVERY           GROWTH
                                           SECURITIES FUND       SECURITIES FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
ASSETS:
 Investments:
  Number of Shares                               632,125               34,147
                                             ===========            =========
  Cost                                       $12,654,929             $347,666
                                             ===========            =========
  Market Value                               $11,157,007             $380,401
 Due from Sponsor Company                             --                    2
 Receivable from fund shares sold                 44,523                   --
 Other assets                                         --                   --
                                             -----------            ---------
 Total Assets                                 11,201,530              380,403
                                             -----------            ---------
LIABILITIES:
 Due to Sponsor Company                           44,523                   --
 Payable for fund shares purchased                    --                    2
 Other liabilities                                    --                   --
                                             -----------            ---------
 Total Liabilities                                44,523                    2
                                             -----------            ---------
NET ASSETS:
 For Contract Liabilities                    $11,157,007             $380,401
                                             ===========            =========
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units Owned by Participants                     994,833               38,274
 Minimum Unit Fair Value #                    $11.214954            $9.938761
 Maximum Unit Fair Value #                    $11.214954            $9.938761
 Contract Liability                          $11,157,007             $380,401

#  Rounded unit values

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- UNAUDITED -- (CONTINUED)
SEPTEMBER 30, 2011

-------------------------------------------------------------------------------

                                                                                            HARTFORD
                                              TEMPLETON              HARTFORD                 TOTAL
                                             GLOBAL BOND             ADVISERS              RETURN BOND
                                           SECURITIES FUND           HLS FUND               HLS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                               999,774              1,876,856              6,241,361
                                             ===========            ===========            ===========
  Cost                                       $17,700,722            $47,739,329            $69,335,738
                                             ===========            ===========            ===========
  Market Value                               $17,825,966            $33,707,816            $71,752,873
 Due from Sponsor Company                          6,871                  3,796                 16,498
 Receivable from fund shares sold                     --                     --                     --
 Other assets                                          1                     --                     13
                                             -----------            -----------            -----------
 Total Assets                                 17,832,838             33,711,612             71,769,384
                                             -----------            -----------            -----------
LIABILITIES:
 Due to Sponsor Company                               --                     --                     --
 Payable for fund shares purchased                 6,871                  3,796                 16,498
 Other liabilities                                    --                      7                     --
                                             -----------            -----------            -----------
 Total Liabilities                                 6,871                  3,803                 16,498
                                             -----------            -----------            -----------
NET ASSETS:
 For Contract Liabilities                    $17,825,967            $33,707,809            $71,752,886
                                             ===========            ===========            ===========
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units Owned by Participants                   1,152,732             10,598,270             24,028,078
 Minimum Unit Fair Value #                    $15.464106              $3.180501              $2.986210
 Maximum Unit Fair Value #                    $15.464106              $3.180501              $2.986210
 Contract Liability                          $17,825,967            $33,707,809            $71,752,886

                                               HARTFORD               HARTFORD
                                               CAPITAL                DIVIDEND
                                             APPRECIATION            AND GROWTH
                                               HLS FUND               HLS FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  ---------------------------------------------
ASSETS:
 Investments:
  Number of Shares                              2,454,502              2,721,762
                                             ============            ===========
  Cost                                       $118,044,739            $52,702,321
                                             ============            ===========
  Market Value                                $84,416,934            $47,806,380
 Due from Sponsor Company                              --                 10,677
 Receivable from fund shares sold                 153,775                     --
 Other assets                                           8                      5
                                             ------------            -----------
 Total Assets                                  84,570,717             47,817,062
                                             ------------            -----------
LIABILITIES:
 Due to Sponsor Company                           153,775                     --
 Payable for fund shares purchased                     --                 10,677
 Other liabilities                                     --                     --
                                             ------------            -----------
 Total Liabilities                                153,775                 10,677
                                             ------------            -----------
NET ASSETS:
 For Contract Liabilities                     $84,416,942            $47,806,385
                                             ============            ===========
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units Owned by Participants                   14,672,855             12,625,681
 Minimum Unit Fair Value #                      $5.753273              $3.786440
 Maximum Unit Fair Value #                      $5.753273              $3.786440
 Contract Liability                           $84,416,942            $47,806,385

#  Rounded unit values

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- UNAUDITED -- (CONTINUED)
SEPTEMBER 30, 2011

-------------------------------------------------------------------------------

                                                                                        HARTFORD
                                             HARTFORD             HARTFORD             DISCIPLINED
                                          GLOBAL RESEARCH       GLOBAL GROWTH            EQUITY
                                             HLS FUND             HLS FUND              HLS FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                              12,761               54,958              1,234,503
                                             =========            =========            ===========
  Cost                                        $112,223             $831,822            $14,107,433
                                             =========            =========            ===========
  Market Value                                $107,211             $706,114            $13,413,475
 Due from Sponsor Company                           --                  219                  2,706
 Receivable from fund shares sold                   --                   --                     --
 Other assets                                       --                   --                     --
                                             ---------            ---------            -----------
 Total Assets                                  107,211              706,333             13,416,181
                                             ---------            ---------            -----------
LIABILITIES:
 Due to Sponsor Company                             --                   --                     --
 Payable for fund shares purchased                  --                  219                  2,706
 Other liabilities                                  --                    1                     --
                                             ---------            ---------            -----------
 Total Liabilities                                  --                  220                  2,706
                                             ---------            ---------            -----------
NET ASSETS:
 For Contract Liabilities                     $107,211             $706,113            $13,413,475
                                             =========            =========            ===========
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units Owned by Participants                    12,517              720,912              9,728,566
 Minimum Unit Fair Value #                   $8.494541            $0.979472              $1.378772
 Maximum Unit Fair Value #                   $8.685924            $0.979472              $1.378772
 Contract Liability                           $107,211             $706,113            $13,413,475

                                                                    HARTFORD
                                              HARTFORD               GROWTH
                                               GROWTH             OPPORTUNITIES
                                              HLS FUND              HLS FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  -------------------------------------------
ASSETS:
 Investments:
  Number of Shares                               94,509                571,701
                                             ==========            ===========
  Cost                                       $1,043,938            $12,843,305
                                             ==========            ===========
  Market Value                                 $972,351            $12,759,783
 Due from Sponsor Company                            50                     --
 Receivable from fund shares sold                    --                 32,076
 Other assets                                        --                     --
                                             ----------            -----------
 Total Assets                                   972,401             12,791,859
                                             ----------            -----------
LIABILITIES:
 Due to Sponsor Company                              --                 32,076
 Payable for fund shares purchased                   50                     --
 Other liabilities                                   --                     --
                                             ----------            -----------
 Total Liabilities                                   50                 32,076
                                             ----------            -----------
NET ASSETS:
 For Contract Liabilities                      $972,351            $12,759,783
                                             ==========            ===========
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units Owned by Participants                    106,301                747,146
 Minimum Unit Fair Value #                    $9.147151             $17.078036
 Maximum Unit Fair Value #                    $9.147151             $17.078036
 Contract Liability                            $972,351            $12,759,783

#  Rounded unit values

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- UNAUDITED -- (CONTINUED)
SEPTEMBER 30, 2011

-------------------------------------------------------------------------------

                                                                                           HARTFORD
                                              HARTFORD              HARTFORD             INTERNATIONAL
                                             HIGH YIELD               INDEX              OPPORTUNITIES
                                              HLS FUND              HLS FUND               HLS FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                              496,373              1,510,742              1,782,353
                                             ==========            ===========            ===========
  Cost                                       $4,196,953            $53,661,630            $22,682,557
                                             ==========            ===========            ===========
  Market Value                               $4,081,533            $36,051,269            $18,138,994
 Due from Sponsor Company                           639                 10,479                  8,693
 Receivable from fund shares sold                    --                     --                     --
 Other assets                                        --                      5                     --
                                             ----------            -----------            -----------
 Total Assets                                 4,082,172             36,061,753             18,147,687
                                             ----------            -----------            -----------
LIABILITIES:
 Due to Sponsor Company                              --                     --                     --
 Payable for fund shares purchased                  639                 10,479                  8,693
 Other liabilities                                   --                     --                     --
                                             ----------            -----------            -----------
 Total Liabilities                                  639                 10,479                  8,693
                                             ----------            -----------            -----------
NET ASSETS:
 For Contract Liabilities                    $4,081,533            $36,051,274            $18,138,994
                                             ==========            ===========            ===========
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units Owned by Participants                    305,358             10,974,369              6,702,457
 Minimum Unit Fair Value #                   $13.366379              $3.285043              $2.706320
 Maximum Unit Fair Value #                   $13.366379              $3.285043              $2.706320
 Contract Liability                          $4,081,533            $36,051,274            $18,138,994

                                             HARTFORD
                                           SMALL/MID CAP           HARTFORD
                                              EQUITY                MIDCAP
                                             HLS FUND              HLS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
ASSETS:
 Investments:
  Number of Shares                              41,740              1,210,489
                                             =========            ===========
  Cost                                        $318,776            $25,101,995
                                             =========            ===========
  Market Value                                $328,445            $25,875,504
 Due from Sponsor Company                           --                  7,453
 Receivable from fund shares sold                   --                     --
 Other assets                                       --                      1
                                             ---------            -----------
 Total Assets                                  328,445             25,882,958
                                             ---------            -----------
LIABILITIES:
 Due to Sponsor Company                             --                     --
 Payable for fund shares purchased                  --                  7,453
 Other liabilities                                  --                     --
                                             ---------            -----------
 Total Liabilities                                  --                  7,453
                                             ---------            -----------
NET ASSETS:
 For Contract Liabilities                     $328,445            $25,875,505
                                             =========            ===========
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units Owned by Participants                    34,867              7,170,294
 Minimum Unit Fair Value #                   $9.419799              $3.608709
 Maximum Unit Fair Value #                   $9.419799              $3.608709
 Contract Liability                           $328,445            $25,875,505

#  Rounded unit values

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- UNAUDITED -- (CONTINUED)
SEPTEMBER 30, 2011

-------------------------------------------------------------------------------

                                               HARTFORD                HARTFORD                HARTFORD
                                             MIDCAP VALUE            MONEY MARKET           SMALL COMPANY
                                               HLS FUND                HLS FUND                HLS FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                                596,757              52,420,497                 967,822
                                             ============            ============            ============
  Cost                                         $7,711,831             $52,420,497             $13,497,905
                                             ============            ============            ============
  Market Value                                 $4,999,255             $52,420,497             $15,079,493
 Due from Sponsor Company                              --                  61,499                   2,014
 Receivable from fund shares sold                      --                      --                      --
 Other assets                                          --                      --                      --
                                             ------------            ------------            ------------
 Total Assets                                   4,999,255              52,481,996              15,081,507
                                             ------------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                                --                      --                      --
 Payable for fund shares purchased                     --                  61,499                   2,014
 Other liabilities                                     --                      --                       2
                                             ------------            ------------            ------------
 Total Liabilities                                     --                  61,499                   2,016
                                             ------------            ------------            ------------
NET ASSETS:
 For Contract Liabilities                      $4,999,255             $52,420,497             $15,079,491
                                             ============            ============            ============
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units Owned by Participants                      295,373              29,176,978               7,043,924
 Minimum Unit Fair Value #                     $16.925223               $1.796639               $2.140780
 Maximum Unit Fair Value #                     $16.925223               $1.796639               $2.140780
 Contract Liability                            $4,999,255             $52,420,497             $15,079,491

                                               HARTFORD                HARTFORD
                                           SMALLCAP GROWTH              STOCK
                                               HLS FUND                HLS FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  ----------------------------------------------
ASSETS:
 Investments:
  Number of Shares                                  6,351                 919,739
                                             ============            ============
  Cost                                           $113,860             $55,600,753
                                             ============            ============
  Market Value                                   $120,527             $32,926,709
 Due from Sponsor Company                              --                   8,532
 Receivable from fund shares sold                      --                      --
 Other assets                                          --                      --
                                             ------------            ------------
 Total Assets                                     120,527              32,935,241
                                             ------------            ------------
LIABILITIES:
 Due to Sponsor Company                                --                      --
 Payable for fund shares purchased                     --                   8,532
 Other liabilities                                     --                       2
                                             ------------            ------------
 Total Liabilities                                     --                   8,534
                                             ------------            ------------
NET ASSETS:
 For Contract Liabilities                        $120,527             $32,926,707
                                             ============            ============
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units Owned by Participants                       10,504              10,009,042
 Minimum Unit Fair Value #                     $11.474037               $3.289696
 Maximum Unit Fair Value #                     $11.474037               $3.289696
 Contract Liability                              $120,527             $32,926,707

#  Rounded unit values

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- UNAUDITED -- (CONTINUED)
SEPTEMBER 30, 2011

-------------------------------------------------------------------------------

                                               HARTFORD
                                           U.S. GOVERNMENT             HARTFORD              LORD ABBETT
                                              SECURITIES                VALUE                FUNDAMENTAL
                                               HLS FUND                HLS FUND           EQUITY PORTFOLIO
                                             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                                688,648               1,572,859                 10,457
                                             ============            ============            ===========
  Cost                                         $7,373,019             $15,774,459               $181,400
                                             ============            ============            ===========
  Market Value                                 $7,284,067             $14,589,243               $156,339
 Due from Sponsor Company                              --                      --                     --
 Receivable from fund shares sold                      --                  10,998                     --
 Other assets                                          --                      --                     --
                                             ------------            ------------            -----------
 Total Assets                                   7,284,067              14,600,241                156,339
                                             ------------            ------------            -----------
LIABILITIES:
 Due to Sponsor Company                                --                  10,998                     --
 Payable for fund shares purchased                     --                      --                     --
 Other liabilities                                      1                      --                     --
                                             ------------            ------------            -----------
 Total Liabilities                                      1                  10,998                     --
                                             ------------            ------------            -----------
NET ASSETS:
 For Contract Liabilities                      $7,284,066             $14,589,243               $156,339
                                             ============            ============            ===========
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units Owned by Participants                      657,735               1,543,661                 15,641
 Minimum Unit Fair Value #                     $10.843612               $8.814078              $9.995458
 Maximum Unit Fair Value #                     $11.101885               $9.797625              $9.995458
 Contract Liability                            $7,284,066             $14,589,243               $156,339


                                             LORD ABBETT             LORD ABBETT
                                          CAPITAL STRUCTURE         BOND-DEBENTURE
                                              PORTFOLIO               PORTFOLIO
                                             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  ----------------------------------------------
ASSETS:
 Investments:
  Number of Shares                                145,753                 499,205
                                             ============            ============
  Cost                                         $1,979,465              $4,963,699
                                             ============            ============
  Market Value                                 $1,776,732              $5,885,625
 Due from Sponsor Company                              --                   3,155
 Receivable from fund shares sold                      --                      --
 Other assets                                          --                      --
                                             ------------            ------------
 Total Assets                                   1,776,732               5,888,780
                                             ------------            ------------
LIABILITIES:
 Due to Sponsor Company                                --                      --
 Payable for fund shares purchased                     --                   3,155
 Other liabilities                                     --                      --
                                             ------------            ------------
 Total Liabilities                                     --                   3,155
                                             ------------            ------------
NET ASSETS:
 For Contract Liabilities                      $1,776,732              $5,885,625
                                             ============            ============
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units Owned by Participants                      157,795                 468,040
 Minimum Unit Fair Value #                     $11.259771              $12.575043
 Maximum Unit Fair Value #                     $11.259771              $12.575043
 Contract Liability                            $1,776,732              $5,885,625

#  Rounded unit values

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- UNAUDITED -- (CONTINUED)
SEPTEMBER 30, 2011

-------------------------------------------------------------------------------

                                            LORD ABBETT
                                             GROWTH AND
                                               INCOME              MFS GROWTH          MFS INVESTORS
                                             PORTFOLIO               SERIES             TRUST SERIES
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                               88,759                 5,458                24,609
                                             ==========            ==========            ==========
  Cost                                       $2,235,545              $113,977              $377,383
                                             ==========            ==========            ==========
  Market Value                               $1,792,937              $123,631              $433,116
 Due from Sponsor Company                           294                    --                    --
 Receivable from fund shares sold                    --                    --                    --
 Other assets                                        --                    --                    --
                                             ----------            ----------            ----------
 Total Assets                                 1,793,231               123,631               433,116
                                             ----------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                    --                    --
 Payable for fund shares purchased                  294                    --                    --
 Other liabilities                                   --                    --                    --
                                             ----------            ----------            ----------
 Total Liabilities                                  294                    --                    --
                                             ----------            ----------            ----------
NET ASSETS:
 For Contract Liabilities                    $1,792,937              $123,631              $433,116
                                             ==========            ==========            ==========
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units Owned by Participants                    188,955                12,321                39,783
 Minimum Unit Fair Value #                    $9.488677            $10.033698            $10.887081
 Maximum Unit Fair Value #                    $9.488677            $10.033698            $10.887081
 Contract Liability                          $1,792,937              $123,631              $433,116


                                              MFS NEW              MFS TOTAL
                                          DISCOVERY SERIES       RETURN SERIES
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
ASSETS:
 Investments:
  Number of Shares                              114,207               468,513
                                             ==========            ==========
  Cost                                       $1,642,674            $9,523,344
                                             ==========            ==========
  Market Value                               $1,498,393            $8,100,589
 Due from Sponsor Company                         1,604                    --
 Receivable from fund shares sold                    --                 6,099
 Other assets                                        --                    --
                                             ----------            ----------
 Total Assets                                 1,499,997             8,106,688
                                             ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                 6,099
 Payable for fund shares purchased                1,604                    --
 Other liabilities                                   --                    --
                                             ----------            ----------
 Total Liabilities                                1,604                 6,099
                                             ----------            ----------
NET ASSETS:
 For Contract Liabilities                    $1,498,393            $8,100,589
                                             ==========            ==========
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units Owned by Participants                     85,455               587,036
 Minimum Unit Fair Value #                   $17.534300            $13.749141
 Maximum Unit Fair Value #                   $17.534300            $13.799315
 Contract Liability                          $1,498,393            $8,100,589

#  Rounded unit values

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- UNAUDITED -- (CONTINUED)
SEPTEMBER 30, 2011

-------------------------------------------------------------------------------

                                                                                             INVESCO
                                                                                         VAN KAMPEN V.I.
                                              MFS VALUE            MFS RESEARCH            EQUITY AND
                                               SERIES               BOND SERIES            INCOME FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT        SUB-ACCOUNT (G)(H)
-----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                             1,014,710              1,069,558                 1,342
                                             ===========            ===========             =========
  Cost                                       $11,077,121            $13,455,122               $19,856
                                             ===========            ===========             =========
  Market Value                               $11,537,250            $13,690,340               $16,830
 Due from Sponsor Company                          2,600                  3,989                    --
 Receivable from fund shares sold                     --                     --                    --
 Other assets                                         --                      1                    --
                                             -----------            -----------             ---------
 Total Assets                                 11,539,850             13,694,330                16,830
                                             -----------            -----------             ---------
LIABILITIES:
 Due to Sponsor Company                               --                     --                    --
 Payable for fund shares purchased                 2,600                  3,989                    --
 Other liabilities                                     2                     --                    --
                                             -----------            -----------             ---------
 Total Liabilities                                 2,602                  3,989                    --
                                             -----------            -----------             ---------
NET ASSETS:
 For Contract Liabilities                    $11,537,248            $13,690,341               $16,830
                                             ===========            ===========             =========
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units Owned by Participants                   1,279,387              1,077,877                 1,889
 Minimum Unit Fair Value #                     $9.017790             $12.701207             $8.909493
 Maximum Unit Fair Value #                     $9.017790             $12.701207             $8.909493
 Contract Liability                          $11,537,248            $13,690,341               $16,830


                                           UIF CORE PLUS          UIF EMERGING
                                            FIXED INCOME          MARKETS DEBT
                                             PORTFOLIO             PORTFOLIO
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
ASSETS:
 Investments:
  Number of Shares                               26,498                 3,311
                                             ==========            ==========
  Cost                                         $294,248               $28,076
                                             ==========            ==========
  Market Value                                 $266,572               $26,193
 Due from Sponsor Company                            --                    --
 Receivable from fund shares sold                    --                    --
 Other assets                                        --                    --
                                             ----------            ----------
 Total Assets                                   266,572                26,193
                                             ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                    --
 Payable for fund shares purchased                   --                    --
 Other liabilities                                   --                    --
                                             ----------            ----------
 Total Liabilities                                   --                    --
                                             ----------            ----------
NET ASSETS:
 For Contract Liabilities                      $266,572               $26,193
                                             ==========            ==========
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units Owned by Participants                     18,133                 1,100
 Minimum Unit Fair Value #                   $14.701165            $23.804507
 Maximum Unit Fair Value #                   $14.701165            $23.804507
 Contract Liability                            $266,572               $26,193

#  Rounded unit values

(g) Effective April 29, 2011 Invesco V.I. Select Dimensions Balanced Fund merged with Invesco Van Kampen V.I. Equity and Income Fund.

(h) From inception April 29, 2011 to September 30, 2011.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- UNAUDITED -- (CONTINUED)
SEPTEMBER 30, 2011

-------------------------------------------------------------------------------

                                                                                          INVESCO
                                            UIF EMERGING          UIF MID CAP         VAN KAMPEN V. I.
                                           MARKETS EQUITY            GROWTH               MID CAP
                                             PORTFOLIO             PORTFOLIO             VALUE FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                                2,512               162,186               229,054
                                             ==========            ==========            ==========
  Cost                                          $35,222            $1,099,974            $3,669,783
                                             ==========            ==========            ==========
  Market Value                                  $30,542            $1,743,503            $2,494,973
 Due from Sponsor Company                            --                 1,948                     8
 Receivable from fund shares sold                    --                    --                    --
 Other assets                                        --                     1                    --
                                             ----------            ----------            ----------
 Total Assets                                    30,542             1,745,452             2,494,981
                                             ----------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                    --                    --
 Payable for fund shares purchased                   --                 1,948                     8
 Other liabilities                                   --                    --                    --
                                             ----------            ----------            ----------
 Total Liabilities                                   --                 1,948                     8
                                             ----------            ----------            ----------
NET ASSETS:
 For Contract Liabilities                       $30,542            $1,743,504            $2,494,973
                                             ==========            ==========            ==========
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units Owned by Participants                      1,138               157,957               265,806
 Minimum Unit Fair Value #                   $26.841373            $11.037826             $9.242148
 Maximum Unit Fair Value #                   $26.841373            $11.037826            $14.577440
 Contract Liability                             $30,542            $1,743,504            $2,494,973


                                          MORGAN STANLEY --       MORGAN STANLEY --
                                             FOCUS GROWTH          FLEXIBLE INCOME
                                              PORTFOLIO               PORTFOLIO
                                             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  ----------------------------------------------
ASSETS:
 Investments:
  Number of Shares                                   953                   3,017
                                              ==========              ==========
  Cost                                           $13,619                 $21,586
                                              ==========              ==========
  Market Value                                   $19,541                 $17,470
 Due from Sponsor Company                             --                      --
 Receivable from fund shares sold                     --                      --
 Other assets                                         --                      --
                                              ----------              ----------
 Total Assets                                     19,541                  17,470
                                              ----------              ----------
LIABILITIES:
 Due to Sponsor Company                               --                      --
 Payable for fund shares purchased                    --                      --
 Other liabilities                                    --                      --
                                              ----------              ----------
 Total Liabilities                                    --                      --
                                              ----------              ----------
NET ASSETS:
 For Contract Liabilities                        $19,541                 $17,470
                                              ==========              ==========
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units Owned by Participants                       1,410                   1,158
 Minimum Unit Fair Value #                    $13.859390              $15.088039
 Maximum Unit Fair Value #                    $13.859390              $15.088039
 Contract Liability                              $19,541                 $17,470

#  Rounded unit values

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- UNAUDITED -- (CONTINUED)
SEPTEMBER 30, 2011

-------------------------------------------------------------------------------

                                                                 INVESCO V.I. SELECT         OPPENHEIMER
                                          MORGAN STANLEY --           DIMENSIONS               CAPITAL
                                             MONEY MARKET          EQUALLY-WEIGHTED          APPRECIATION
                                              PORTFOLIO              S&P 500 FUND              FUND/VA
                                             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                                143,896                   1,642                  70,514
                                             ============            ============            ============
  Cost                                           $143,896                 $31,348              $2,708,161
                                             ============            ============            ============
  Market Value                                   $143,896                 $26,439              $2,530,043
 Due from Sponsor Company                              --                      --                      --
 Receivable from fund shares sold                      --                      --                      --
 Other assets                                          --                      --                      --
                                             ------------            ------------            ------------
 Total Assets                                     143,896                  26,439               2,530,043
                                             ------------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                                --                      --                      --
 Payable for fund shares purchased                     --                      --                      --
 Other liabilities                                     --                      --                      --
                                             ------------            ------------            ------------
 Total Liabilities                                     --                      --                      --
                                             ------------            ------------            ------------
NET ASSETS:
 For Contract Liabilities                        $143,896                 $26,439              $2,530,043
                                             ============            ============            ============
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units Owned by Participants                       12,364                   1,783                 258,061
 Minimum Unit Fair Value #                     $11.638573              $14.824283               $9.804068
 Maximum Unit Fair Value #                     $11.638573              $14.824283               $9.804068
 Contract Liability                              $143,896                 $26,439              $2,530,043


                                             OPPENHEIMER             OPPENHEIMER
                                          GLOBAL SECURITIES          MAIN STREET
                                               FUND/VA                 FUND/VA
                                             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  ----------------------------------------------
ASSETS:
 Investments:
  Number of Shares                                 72,580                  38,283
                                             ============            ============
  Cost                                         $2,276,756                $753,001
                                             ============            ============
  Market Value                                 $1,854,422                $705,941
 Due from Sponsor Company                              45                      --
 Receivable from fund shares sold                      --                      --
 Other assets                                          --                      --
                                             ------------            ------------
 Total Assets                                   1,854,467                 705,941
                                             ------------            ------------
LIABILITIES:
 Due to Sponsor Company                                --                      --
 Payable for fund shares purchased                     45                      --
 Other liabilities                                     --                      --
                                             ------------            ------------
 Total Liabilities                                     45                      --
                                             ------------            ------------
NET ASSETS:
 For Contract Liabilities                      $1,854,422                $705,941
                                             ============            ============
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units Owned by Participants                      168,285                  69,951
 Minimum Unit Fair Value #                     $11.019501              $10.091892
 Maximum Unit Fair Value #                     $11.019501              $10.091892
 Contract Liability                            $1,854,422                $705,941

#  Rounded unit values

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- UNAUDITED -- (CONTINUED)
SEPTEMBER 30, 2011

-------------------------------------------------------------------------------

                                            OPPENHEIMER
                                            MAIN STREET           OPPENHEIMER           PUTNAM VT
                                          SMALL- & MID-CAP           VALUE             DIVERSIFIED
                                              FUND/VA               FUND/VA            INCOME FUND
                                          SUB-ACCOUNT (I)         SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                              115,601                4,405             1,045,609
                                             ==========            =========            ==========
  Cost                                       $1,229,987              $33,526            $7,692,671
                                             ==========            =========            ==========
  Market Value                               $1,708,580              $38,676            $7,141,511
 Due from Sponsor Company                           344                   --                    --
 Receivable from fund shares sold                    --                   --                    56
 Other assets                                        --                   --                     1
                                             ----------            ---------            ----------
 Total Assets                                 1,708,924               38,676             7,141,568
                                             ----------            ---------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                   --                    56
 Payable for fund shares purchased                  344                   --                    --
 Other liabilities                                   --                   --                    --
                                             ----------            ---------            ----------
 Total Liabilities                                  344                   --                    56
                                             ----------            ---------            ----------
NET ASSETS:
 For Contract Liabilities                    $1,708,580              $38,676            $7,141,512
                                             ==========            =========            ==========
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units Owned by Participants                    175,021                4,532               482,692
 Minimum Unit Fair Value #                    $9.762154            $8.533286            $12.100062
 Maximum Unit Fair Value #                    $9.762154            $8.533286            $25.179533
 Contract Liability                          $1,708,580              $38,676            $7,141,512


                                             PUTNAM VT             PUTNAM VT
                                            GLOBAL ASSET             GLOBAL
                                          ALLOCATION FUND         EQUITY FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
ASSETS:
 Investments:
  Number of Shares                               35,189               298,389
                                             ==========            ==========
  Cost                                         $613,073            $6,330,711
                                             ==========            ==========
  Market Value                                 $461,603            $2,783,775
 Due from Sponsor Company                            --                    --
 Receivable from fund shares sold                    --                    --
 Other assets                                        --                    --
                                             ----------            ----------
 Total Assets                                   461,603             2,783,775
                                             ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                    --
 Payable for fund shares purchased                   --                    --
 Other liabilities                                   --                    --
                                             ----------            ----------
 Total Liabilities                                   --                    --
                                             ----------            ----------
NET ASSETS:
 For Contract Liabilities                      $461,603            $2,783,775
                                             ==========            ==========
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units Owned by Participants                     18,744               125,294
 Minimum Unit Fair Value #                   $10.051728            $13.075104
 Maximum Unit Fair Value #                   $28.551436            $22.345410
 Contract Liability                            $461,603            $2,783,775

#  Rounded unit values

(i) Formerly Oppenheimer Main Street Small Cap Fund/VA. Change effective April 29, 2011.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- UNAUDITED -- (CONTINUED)
SEPTEMBER 30, 2011

-------------------------------------------------------------------------------

                                              PUTNAM VT              PUTNAM VT              PUTNAM VT
                                             GROWTH AND            GLOBAL HEALTH              HIGH
                                             INCOME FUND             CARE FUND             YIELD FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                               688,209                 49,651              1,462,511
                                             ===========            ===========            ===========
  Cost                                       $17,947,577               $499,378            $12,077,079
                                             ===========            ===========            ===========
  Market Value                                $9,379,594               $547,647             $9,086,959
 Due from Sponsor Company                             --                     --                  5,717
 Receivable from fund shares sold                     --                     --                     --
 Other assets                                         --                     --                     --
                                             -----------            -----------            -----------
 Total Assets                                  9,379,594                547,647              9,092,676
                                             -----------            -----------            -----------
LIABILITIES:
 Due to Sponsor Company                               --                     --                     --
 Payable for fund shares purchased                    --                     --                  5,717
 Other liabilities                                    --                     --                     --
                                             -----------            -----------            -----------
 Total Liabilities                                    --                     --                  5,717
                                             -----------            -----------            -----------
NET ASSETS:
 For Contract Liabilities                     $9,379,594               $547,647             $9,086,959
                                             ===========            ===========            ===========
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units Owned by Participants                     354,001                 38,377                327,130
 Minimum Unit Fair Value #                    $11.147272             $14.270043             $17.187843
 Maximum Unit Fair Value #                    $27.262300             $14.270043             $31.712312
 Contract Liability                           $9,379,594               $547,647             $9,086,959

                                                                     PUTNAM
                                             PUTNAM VT           INTERNATIONAL
                                            INCOME FUND            VALUE FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
ASSETS:
 Investments:
  Number of Shares                              623,484               224,369
                                             ==========            ==========
  Cost                                       $7,788,659            $2,929,918
                                             ==========            ==========
  Market Value                               $7,201,315            $1,702,615
 Due from Sponsor Company                            --                    --
 Receivable from fund shares sold                    --                    --
 Other assets                                        --                    --
                                             ----------            ----------
 Total Assets                                 7,201,315             1,702,615
                                             ----------            ----------
LIABILITIES:
 Due to Sponsor Company                              --                    --
 Payable for fund shares purchased                   --                    --
 Other liabilities                                   --                    --
                                             ----------            ----------
 Total Liabilities                                   --                    --
                                             ----------            ----------
NET ASSETS:
 For Contract Liabilities                    $7,201,315            $1,702,615
                                             ==========            ==========
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units Owned by Participants                    293,860               129,339
 Minimum Unit Fair Value #                   $14.969539             $6.626850
 Maximum Unit Fair Value #                   $29.060314            $13.459249
 Contract Liability                          $7,201,315            $1,702,615

#  Rounded unit values

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- UNAUDITED -- (CONTINUED)
SEPTEMBER 30, 2011

-------------------------------------------------------------------------------

                                              PUTNAM VT             PUTNAM VT
                                            INTERNATIONAL         INTERNATIONAL           PUTNAM VT
                                             EQUITY FUND           GROWTH FUND          INVESTORS FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                               808,043                20,950                32,276
                                             ===========            ==========            ==========
  Cost                                       $12,985,138              $304,684              $377,504
                                             ===========            ==========            ==========
  Market Value                                $7,386,352              $277,586              $288,205
 Due from Sponsor Company                             --                    --                    --
 Receivable from fund shares sold                     --                    --                    --
 Other assets                                         --                    --                    --
                                             -----------            ----------            ----------
 Total Assets                                  7,386,352               277,586               288,205
                                             -----------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                               --                    --                    --
 Payable for fund shares purchased                    --                    --                    --
 Other liabilities                                     1                    --                    --
                                             -----------            ----------            ----------
 Total Liabilities                                     1                    --                    --
                                             -----------            ----------            ----------
NET ASSETS:
 For Contract Liabilities                     $7,386,351              $277,586              $288,205
                                             ===========            ==========            ==========
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units Owned by Participants                     551,150                20,200                30,486
 Minimum Unit Fair Value #                    $13.010853            $13.741635             $9.410097
 Maximum Unit Fair Value #                    $13.441028            $13.741635            $11.680881
 Contract Liability                           $7,386,351              $277,586              $288,205

                                             PUTNAM VT             PUTNAM VT
                                               MONEY               MULTI-CAP
                                            MARKET FUND           GROWTH FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
ASSETS:
 Investments:
  Number of Shares                              54,184                338,689
                                             =========            ===========
  Cost                                         $54,184            $11,366,414
                                             =========            ===========
  Market Value                                 $54,184             $5,944,082
 Due from Sponsor Company                           --                  1,734
 Receivable from fund shares sold                   --                     --
 Other assets                                       --                     --
                                             ---------            -----------
 Total Assets                                   54,184              5,945,816
                                             ---------            -----------
LIABILITIES:
 Due to Sponsor Company                             --                     --
 Payable for fund shares purchased                  --                  1,734
 Other liabilities                                  --                     --
                                             ---------            -----------
 Total Liabilities                                  --                  1,734
                                             ---------            -----------
NET ASSETS:
 For Contract Liabilities                      $54,184             $5,944,082
                                             =========            ===========
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units Owned by Participants                    30,051                281,588
 Minimum Unit Fair Value #                   $1.803073             $13.216741
 Maximum Unit Fair Value #                   $1.803073             $21.565207
 Contract Liability                            $54,184             $5,944,082

#  Rounded unit values

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- UNAUDITED -- (CONTINUED)
SEPTEMBER 30, 2011

-------------------------------------------------------------------------------

                                              PUTNAM VT             PUTNAM VT             PUTNAM VT
                                              SMALL CAP           GEORGE PUTNAM             GLOBAL
                                             VALUE FUND           BALANCED FUND         UTILITIES FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                                90,342                29,160                33,871
                                             ===========            ==========            ==========
  Cost                                        $1,709,842              $297,873              $572,412
                                             ===========            ==========            ==========
  Market Value                                $1,023,572              $196,536              $394,603
 Due from Sponsor Company                             --                    --                    --
 Receivable from fund shares sold                     --                    --                    --
 Other assets                                         --                    --                    --
                                             -----------            ----------            ----------
 Total Assets                                  1,023,572               196,536               394,603
                                             -----------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                               --                    --                    --
 Payable for fund shares purchased                    --                    --                    --
 Other liabilities                                    --                    --                    --
                                             -----------            ----------            ----------
 Total Liabilities                                    --                    --                    --
                                             -----------            ----------            ----------
NET ASSETS:
 For Contract Liabilities                     $1,023,572              $196,536              $394,603
                                             ===========            ==========            ==========
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units Owned by Participants                     119,737                15,325                14,691
 Minimum Unit Fair Value #                     $8.548518            $12.824677            $26.860614
 Maximum Unit Fair Value #                     $8.548518            $12.824677            $26.860614
 Contract Liability                           $1,023,572              $196,536              $394,603

                                                                     PUTNAM VT
                                              PUTNAM VT               CAPITAL
                                            VOYAGER FUND         OPPORTUNITIES FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  ---------------------------------------------
ASSETS:
 Investments:
  Number of Shares                               341,765                 82,053
                                             ===========             ==========
  Cost                                       $17,491,166             $1,210,560
                                             ===========             ==========
  Market Value                                $9,986,479             $1,088,025
 Due from Sponsor Company                            844                     --
 Receivable from fund shares sold                     --                     --
 Other assets                                         --                     --
                                             -----------             ----------
 Total Assets                                  9,987,323              1,088,025
                                             -----------             ----------
LIABILITIES:
 Due to Sponsor Company                               --                     --
 Payable for fund shares purchased                   844                     --
 Other liabilities                                    --                     --
                                             -----------             ----------
 Total Liabilities                                   844                     --
                                             -----------             ----------
NET ASSETS:
 For Contract Liabilities                     $9,986,479             $1,088,025
                                             ===========             ==========
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units Owned by Participants                     334,233                 67,440
 Minimum Unit Fair Value #                    $12.974138             $16.133115
 Maximum Unit Fair Value #                    $32.252643             $16.133115
 Contract Liability                           $9,986,479             $1,088,025

#  Rounded unit values

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- UNAUDITED -- (CONTINUED)
SEPTEMBER 30, 2011

-------------------------------------------------------------------------------

                                                                      INVESCO
                                               PUTNAM VT          VAN KAMPEN V.I.           INVESCO
                                                 EQUITY              GROWTH AND         VAN KAMPEN V.I.
                                              INCOME FUND           INCOME FUND          COMSTOCK FUND
                                              SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                                177,450                77,110               497,067
                                               ==========            ==========            ==========
  Cost                                         $2,116,882            $1,178,585            $6,516,955
                                               ==========            ==========            ==========
  Market Value                                 $2,096,715            $1,221,429            $5,005,466
 Due from Sponsor Company                           1,608                    35                 3,726
 Receivable from fund shares sold                      --                    --                    --
 Other assets                                          --                    --                    --
                                               ----------            ----------            ----------
 Total Assets                                   2,098,323             1,221,464             5,009,192
                                               ----------            ----------            ----------
LIABILITIES:
 Due to Sponsor Company                                --                    --                    --
 Payable for fund shares purchased                  1,608                    35                 3,726
 Other liabilities                                     --                    --                    --
                                               ----------            ----------            ----------
 Total Liabilities                                  1,608                    35                 3,726
                                               ----------            ----------            ----------
NET ASSETS:
 For Contract Liabilities                      $2,096,715            $1,221,429            $5,005,466
                                               ==========            ==========            ==========
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units Owned by Participants                      145,768               129,595               510,431
 Minimum Unit Fair Value #                     $13.974069             $8.960938             $9.806352
 Maximum Unit Fair Value #                     $14.508736            $12.781217             $9.806352
 Contract Liability                            $2,096,715            $1,221,429            $5,005,466

#  Rounded unit values

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- UNAUDITED
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2011

-------------------------------------------------------------------------------

                                         ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS
                                            BALANCED WEALTH             INTERNATIONAL             SMALL/MID CAP
                                           STRATEGY PORTFOLIO          VALUE PORTFOLIO           VALUE PORTFOLIO
                                              SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $12,481                     $85,574                  $12,332
                                                --------                 -----------                ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                      (460)                      2,798                  159,175
 Net realized gain on distributions                   --                          --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the period                                     (54,596)                 (1,599,716)               (1,075,326)
                                                --------                 -----------                ---------
  Net gain (loss) on investments                 (55,056)                 (1,596,918)                (916,151)
                                                --------                 -----------                ---------
  Net increase (decrease) in net
   assets resulting from operations             $(42,575)                $(1,511,344)               $(903,819)
                                                ========                 ===========                =========

                                                                 ALLIANCEBERNSTEIN VPS
                                         ALLIANCEBERNSTEIN VPS       INTERNATIONAL
                                            VALUE PORTFOLIO         GROWTH PORTFOLIO
                                              SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  -----------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $144                  $46,566
                                                -------                ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                      (16)                     (36)
 Net realized gain on distributions                  --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the period                                     (1,840)                (434,557)
                                                -------                ---------
  Net gain (loss) on investments                 (1,856)                (434,593)
                                                -------                ---------
  Net increase (decrease) in net
   assets resulting from operations             $(1,712)               $(388,027)
                                                =======                =========

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- UNAUDITED -- (CONTINUED)
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2011

-------------------------------------------------------------------------------

                                            INVESCO V.I.           INVESCO V.I.           INVESCO V.I.
                                               CAPITAL                 CORE                   HIGH
                                          APPRECIATION FUND         EQUITY FUND            YIELD FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT        SUB-ACCOUNT (A)(B)
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $3,772                 $8,245                 $1,431
                                             -----------            -----------            -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    (1,763)               130,728                 (1,381)
 Net realized gain on distributions                   --                     --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the period                                    (337,782)              (183,651)                  (496)
                                             -----------            -----------            -----------
  Net gain (loss) on investments                (339,545)               (52,923)                (1,877)
                                             -----------            -----------            -----------
  Net increase (decrease) in net
   assets resulting from operations            $(335,773)              $(44,678)                 $(446)
                                             ===========            ===========            ===========

                                            INVESCO V.I.           INVESCO V.I.
                                            INTERNATIONAL          MID CAP CORE
                                             GROWTH FUND            EQUITY FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $113,509                $18,085
                                             -----------            -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                       368                     (2)
 Net realized gain on distributions                   --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the period                                  (1,159,744)              (898,159)
                                             -----------            -----------
  Net gain (loss) on investments              (1,159,376)              (898,161)
                                             -----------            -----------
  Net increase (decrease) in net
   assets resulting from operations          $(1,045,867)             $(880,076)
                                             ===========            ===========

(a) Effective April 29, 2011 Invesco Van Kampen V.I. High Yield Fund merged with Invesco V.I. High Yield Fund.

(b) From inception April 29, 2011 to September 30, 2011.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- UNAUDITED -- (CONTINUED)
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2011

-------------------------------------------------------------------------------

                                            INVESCO V.I.           INVESCO V.I.           INVESCO V.I.
                                              SMALL CAP               CAPITAL                GLOBAL
                                             EQUITY FUND         DEVELOPMENT FUND       REAL ESTATE FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                          $ --                   $ --                $12,093
                                             -----------            -----------            -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    (3,611)                51,799                    (30)
 Net realized gain on distributions                   --                     --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the period                                    (759,937)              (330,974)               (57,240)
                                             -----------            -----------            -----------
  Net gain (loss) on investments                (763,548)              (279,175)               (57,270)
                                             -----------            -----------            -----------
  Net increase (decrease) in net
   assets resulting from operations            $(763,548)             $(279,175)              $(45,177)
                                             ===========            ===========            ===========

                                            INVESCO V.I.           INVESCO V.I.
                                            BALANCED RISK            DIVIDEND
                                           ALLOCATION FUND         GROWTH FUND
                                         SUB-ACCOUNT (C)(D)     SUB-ACCOUNT (E)(F)
--------------------------------------  -------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $33,081                  $664
                                             -----------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   (24,364)                3,209
 Net realized gain on distributions              110,879                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the period                                     (95,933)               (7,517)
                                             -----------            ----------
  Net gain (loss) on investments                  (9,418)               (4,308)
                                             -----------            ----------
  Net increase (decrease) in net
   assets resulting from operations              $23,663               $(3,644)
                                             ===========            ==========

(c) Effective April 29, 2011 Invesco V.I. Global Multi-Asset Fund merged with Invesco V.I. Balanced Risk Allocation Fund.

(d) From inception April 29, 2011 to September 30, 2011.

(e) Effective April 29, 2011 Invesco V.I. Select Dimensions Dividend Growth Portfolio merged with Invesco V.I. Dividend Growth Fund.

(f)  From inception April 29, 2011 to September 30, 2011.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- UNAUDITED -- (CONTINUED)
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2011

-------------------------------------------------------------------------------

                                                                                         AMERICAN FUNDS
                                         ALLIANCEBERNSTEIN VPS      AMERICAN FUNDS        CAPITAL WORLD
                                              REAL ESTATE               GLOBAL              GROWTH &
                                          INVESTMENT PORTFOLIO         BOND FUND           INCOME FUND
                                              SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $3,995                 $8,201               $18,957
                                                --------                -------             ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                      (508)                   502                  (361)
 Net realized gain on distributions               36,006                  9,352                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the period                                     (75,972)                41,995              (443,026)
                                                --------                -------             ---------
  Net gain (loss) on investments                 (40,474)                51,849              (443,387)
                                                --------                -------             ---------
  Net increase (decrease) in net
   assets resulting from operations             $(36,479)               $60,050             $(424,430)
                                                ========                =======             =========

                                                                     AMERICAN FUNDS
                                            AMERICAN FUNDS              BLUE CHIP
                                                 ASSET                 INCOME AND
                                            ALLOCATION FUND            GROWTH FUND
                                              SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------  ------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $113,379                  $51,365
                                             -------------            -------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                      (6,863)                   2,552
 Net realized gain on distributions                     --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the period                                    (2,165,089)              (1,858,027)
                                             -------------            -------------
  Net gain (loss) on investments                (2,171,952)              (1,855,475)
                                             -------------            -------------
  Net increase (decrease) in net
   assets resulting from operations            $(2,058,573)             $(1,804,110)
                                             =============            =============

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- UNAUDITED -- (CONTINUED)
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2011

-------------------------------------------------------------------------------

                                                                 AMERICAN FUNDS
                                           AMERICAN FUNDS            GLOBAL             AMERICAN FUNDS
                                             BOND FUND             GROWTH FUND            GROWTH FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $150,099                $64,465               $245,533
                                             ----------            -----------            -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    8,130                 49,563                115,671
 Net realized gain on distributions                  --                     --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the period                                  1,467,307             (3,128,606)            (9,876,129)
                                             ----------            -----------            -----------
  Net gain (loss) on investments              1,475,437             (3,079,043)            (9,760,458)
                                             ----------            -----------            -----------
  Net increase (decrease) in net
   assets resulting from operations          $1,625,536            $(3,014,578)           $(9,514,925)
                                             ==========            ===========            ===========


                                             AMERICAN FUNDS            AMERICAN FUNDS
                                           GROWTH-INCOME FUND        INTERNATIONAL FUND
                                               SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------  --------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $186,846                  $107,907
                                               -----------               -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                      58,547                    (8,730)
 Net realized gain on distributions                     --                        --
 Net unrealized appreciation
  (depreciation) of investments during
  the period                                    (7,258,643)               (7,414,821)
                                               -----------               -----------
  Net gain (loss) on investments                (7,200,096)               (7,423,551)
                                               -----------               -----------
  Net increase (decrease) in net
   assets resulting from operations            $(7,013,250)              $(7,315,644)
                                               ===========               ===========

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- UNAUDITED -- (CONTINUED)
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2011

-------------------------------------------------------------------------------

                                                      AMERICAN FUNDS        FIDELITY VIP
                                AMERICAN FUNDS         GLOBAL SMALL        ASSET MANAGER
                                NEW WORLD FUND      CAPITALIZATION FUND      PORTFOLIO
                                  SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $88,448              $200,692               $ --
                                  -----------           -----------           --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (3,995)               88,331            (80,201)
 Net realized gain on
  distributions                            --                    --                387
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                           (3,219,366)           (3,950,061)            27,730
                                  -----------           -----------           --------
  Net gain (loss) on
   investments                     (3,223,361)           (3,861,730)           (52,084)
                                  -----------           -----------           --------
  Net increase (decrease) in
   net assets resulting from
   operations                     $(3,134,913)          $(3,661,038)          $(52,084)
                                  ===========           ===========           ========

                                 FIDELITY VIP        FIDELITY VIP
                                 EQUITY-INCOME          GROWTH
                                   PORTFOLIO          PORTFOLIO
                                  SUB-ACCOUNT        SUB-ACCOUNT
----------------------------  -------------------------------------
INVESTMENT INCOME:
 Dividends                               $ --              $ --
                                  -----------          --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions              (103,833)               42
 Net realized gain on
  distributions                            --               133
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                           (1,243,254)          (33,361)
                                  -----------          --------
  Net gain (loss) on
   investments                     (1,347,087)          (33,186)
                                  -----------          --------
  Net increase (decrease) in
   net assets resulting from
   operations                     $(1,347,087)         $(33,186)
                                  ===========          ========

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- UNAUDITED -- (CONTINUED)
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2011

-------------------------------------------------------------------------------

                                            FIDELITY VIP        FIDELITY VIP         FIDELITY VIP
                                             CONTRAFUND           OVERSEAS             MID CAP
                                             PORTFOLIO            PORTFOLIO           PORTFOLIO
                                            SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                          $ --               $ --                  $ --
                                            ------------          ---------          ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   162,712             (2,436)               (2,100)
 Net realized gain on distributions                   --                880                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the period                                  (1,838,042)           (87,255)           (2,288,056)
                                            ------------          ---------          ------------
  Net gain (loss) on investments              (1,675,330)           (88,811)           (2,290,156)
                                            ------------          ---------          ------------
  Net increase (decrease) in net
   assets resulting from operations          $(1,675,330)          $(88,811)          $(2,290,156)
                                            ============          =========          ============

                                                                    FIDELITY VIP
                                             FIDELITY VIP         DYNAMIC CAPITAL
                                           VALUE STRATEGIES         APPRECIATION
                                              PORTFOLIO              PORTFOLIO
                                             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------
INVESTMENT INCOME:
 Dividends                                            $ --                 $ --
                                             -------------          -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                       3,043                   10
 Net realized gain on distributions                     --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the period                                       (14,206)              (9,769)
                                             -------------          -----------
  Net gain (loss) on investments                   (11,163)              (9,759)
                                             -------------          -----------
  Net increase (decrease) in net
   assets resulting from operations               $(11,163)             $(9,759)
                                             =============          ===========

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- UNAUDITED -- (CONTINUED)
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2011

-------------------------------------------------------------------------------

                                 FIDELITY VIP        FIDELITY VIP        FIDELITY VIP
                                 FREEDOM 2010        FREEDOM 2020        FREEDOM 2030
                                  PORTFOLIO           PORTFOLIO           PORTFOLIO
                                 SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $ --                $ --                $ --
                                   --------            --------            --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (411)              1,680                 787
 Net realized gain on
  distributions                         188                  --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                            (33,984)            (37,177)            (65,296)
                                   --------            --------            --------
  Net gain (loss) on
   investments                      (34,207)            (35,497)            (64,509)
                                   --------            --------            --------
  Net increase (decrease) in
   net assets resulting from
   operations                      $(34,207)           $(35,497)           $(64,509)
                                   ========            ========            ========

                                                        FRANKLIN
                                 FIDELITY VIP            RISING
                               STRATEGIC INCOME        DIVIDENDS
                                   PORTFOLIO        SECURITIES FUND
                                  SUB-ACCOUNT         SUB-ACCOUNT
----------------------------  ---------------------------------------
INVESTMENT INCOME:
 Dividends                             $48                $7,144
                                     -----              --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  4                  (117)
 Net realized gain on
  distributions                        522                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  period                              (901)              (43,044)
                                     -----              --------
  Net gain (loss) on
   investments                        (375)              (43,161)
                                     -----              --------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(327)             $(36,017)
                                     =====              ========

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- UNAUDITED -- (CONTINUED)
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2011

-------------------------------------------------------------------------------

                                                                   FRANKLIN              FRANKLIN
                                              FRANKLIN           SMALL-MID CAP           SMALL CAP
                                               INCOME               GROWTH                 VALUE
                                          SECURITIES FUND       SECURITIES FUND       SECURITIES FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $910,698                 $ --                $67,512
                                             ----------            ---------            -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   (7,392)               2,608                 (2,453)
 Net realized gain on distributions                  --                   --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the period                                 (1,732,700)            (158,074)            (2,063,339)
                                             ----------            ---------            -----------
  Net gain (loss) on investments             (1,740,092)            (155,466)            (2,065,792)
                                             ----------            ---------            -----------
  Net increase (decrease) in net
   assets resulting from operations           $(829,394)           $(155,466)           $(1,998,280)
                                             ==========            =========            ===========

                                             FRANKLIN
                                             STRATEGIC             FRANKLIN
                                              INCOME             MUTUAL SHARES
                                          SECURITIES FUND       SECURITIES FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $844,866               $487,055
                                             ---------            -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    (577)               (12,250)
 Net realized gain on distributions                 --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the period                                  (927,324)            (2,785,775)
                                             ---------            -----------
  Net gain (loss) on investments              (927,901)            (2,798,025)
                                             ---------            -----------
  Net increase (decrease) in net
   assets resulting from operations           $(83,035)           $(2,310,970)
                                             =========            ===========

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- UNAUDITED -- (CONTINUED)
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2011

-------------------------------------------------------------------------------

                                             TEMPLETON
                                            DEVELOPING            TEMPLETON            TEMPLETON
                                              MARKETS              FOREIGN              GROWTH
                                          SECURITIES FUND      SECURITIES FUND      SECURITIES FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $18,772              $49,393              $54,320
                                             ---------            ---------            ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     692               (7,129)               1,603
 Net realized gain on distributions                 --                   --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the period                                  (388,543)            (571,575)            (654,058)
                                             ---------            ---------            ---------
  Net gain (loss) on investments              (387,851)            (578,704)            (652,455)
                                             ---------            ---------            ---------
  Net increase (decrease) in net
   assets resulting from operations          $(369,079)           $(529,311)           $(598,135)
                                             =========            =========            =========

                                                                    FRANKLIN
                                               MUTUAL               FLEX CAP
                                          GLOBAL DISCOVERY           GROWTH
                                           SECURITIES FUND      SECURITIES FUND
                                             SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -----------------------------------------
INVESTMENT INCOME:
 Dividends                                      $270,795                $ --
                                             -----------            --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    (4,275)             (2,321)
 Net realized gain on distributions              266,397                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the period                                  (1,951,645)            (51,375)
                                             -----------            --------
  Net gain (loss) on investments              (1,689,523)            (53,696)
                                             -----------            --------
  Net increase (decrease) in net
   assets resulting from operations          $(1,418,728)           $(53,696)
                                             ===========            ========

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- UNAUDITED -- (CONTINUED)
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2011

-------------------------------------------------------------------------------

                                                                                           HARTFORD
                                             TEMPLETON              HARTFORD                TOTAL
                                            GLOBAL BOND             ADVISERS             RETURN BOND
                                          SECURITIES FUND           HLS FUND               HLS FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $1,013,111               $181,401              $150,989
                                             ----------            -----------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     (694)              (179,545)               28,382
 Net realized gain on distributions             117,816                     --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the period                                 (1,662,243)            (2,291,928)            3,721,384
                                             ----------            -----------            ----------
  Net gain (loss) on investments             (1,545,121)            (2,471,473)            3,749,766
                                             ----------            -----------            ----------
  Net increase (decrease) in net
   assets resulting from operations           $(532,010)           $(2,290,072)           $3,900,755
                                             ==========            ===========            ==========

                                               HARTFORD               HARTFORD
                                               CAPITAL                DIVIDEND
                                             APPRECIATION            AND GROWTH
                                               HLS FUND               HLS FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  ---------------------------------------------
INVESTMENT INCOME:
 Dividends                                           $ --                $39,568
                                             ------------            -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  1,098,529                 21,381
 Net realized gain on distributions                    --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the period                                  (20,551,573)            (5,271,861)
                                             ------------            -----------
  Net gain (loss) on investments              (19,453,044)            (5,250,480)
                                             ------------            -----------
  Net increase (decrease) in net
   assets resulting from operations          $(19,453,044)           $(5,210,912)
                                             ============            ===========

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- UNAUDITED -- (CONTINUED)
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2011

-------------------------------------------------------------------------------

                                                                                          HARTFORD
                                              HARTFORD             HARTFORD             DISCIPLINED
                                          GLOBAL RESEARCH        GLOBAL GROWTH             EQUITY
                                              HLS FUND             HLS FUND               HLS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $17                  $293                 $17,471
                                              --------             ---------            ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   4,459                   (21)                    (52)
 Net realized gain on distributions                 --                    --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the period                                   (22,495)             (128,680)             (1,160,640)
                                              --------             ---------            ------------
  Net gain (loss) on investments               (18,036)             (128,701)             (1,160,692)
                                              --------             ---------            ------------
  Net increase (decrease) in net
   assets resulting from operations           $(18,019)            $(128,408)            $(1,143,221)
                                              ========             =========            ============

                                                                    HARTFORD
                                             HARTFORD                GROWTH
                                              GROWTH             OPPORTUNITIES
                                             HLS FUND               HLS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $1,834                    $ --
                                             ---------            ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    (493)                 68,571
 Net realized gain on distributions                 --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the period                                  (182,551)             (2,030,751)
                                             ---------            ------------
  Net gain (loss) on investments              (183,044)             (1,962,180)
                                             ---------            ------------
  Net increase (decrease) in net
   assets resulting from operations          $(181,210)            $(1,962,180)
                                             =========            ============

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- UNAUDITED -- (CONTINUED)
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2011

-------------------------------------------------------------------------------

                                                                                          HARTFORD
                                             HARTFORD              HARTFORD             INTERNATIONAL
                                            HIGH YIELD               INDEX              OPPORTUNITIES
                                             HLS FUND              HLS FUND               HLS FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $372,972                $20,349                 $9,691
                                             ---------            -----------            -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (2,284)               254,158                 43,019
 Net realized gain on distributions                 --                     --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the period                                  (438,467)            (3,685,944)            (4,101,564)
                                             ---------            -----------            -----------
  Net gain (loss) on investments              (440,751)            (3,431,786)            (4,058,545)
                                             ---------            -----------            -----------
  Net increase (decrease) in net
   assets resulting from operations           $(67,779)           $(3,411,437)           $(4,048,854)
                                             =========            ===========            ===========

                                             HARTFORD
                                          SMALL/MID CAP           HARTFORD
                                              EQUITY               MIDCAP
                                             HLS FUND             HLS FUND
                                           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -----------------------------------------
INVESTMENT INCOME:
 Dividends                                       $ --                $65,381
                                             --------            -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    154                 30,050
 Net realized gain on distributions            28,888                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the period                                  (82,669)            (5,584,587)
                                             --------            -----------
  Net gain (loss) on investments              (53,627)            (5,554,537)
                                             --------            -----------
  Net increase (decrease) in net
   assets resulting from operations          $(53,627)           $(5,489,156)
                                             ========            ===========

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- UNAUDITED -- (CONTINUED)
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2011

-------------------------------------------------------------------------------

                                              HARTFORD               HARTFORD               HARTFORD
                                            MIDCAP VALUE           MONEY MARKET          SMALL COMPANY
                                              HLS FUND               HLS FUND               HLS FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $620                  $ --                    $ --
                                             ----------              --------              ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (30,037)                   --                  (7,465)
 Net realized gain on distributions                  --                    --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the period                                 (1,117,419)                   --              (1,954,321)
                                             ----------              --------              ----------
  Net gain (loss) on investments             (1,147,456)                   --              (1,961,786)
                                             ----------              --------              ----------
  Net increase (decrease) in net
   assets resulting from operations          $(1,146,836)                $ --              $(1,961,786)
                                             ==========              ========              ==========

                                              HARTFORD               HARTFORD
                                          SMALLCAP GROWTH             STOCK
                                              HLS FUND               HLS FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $ --                  $17,989
                                              --------             ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     305                   36,392
 Net realized gain on distributions                 --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the period                                   (20,878)              (4,725,840)
                                              --------             ------------
  Net gain (loss) on investments               (20,573)              (4,689,448)
                                              --------             ------------
  Net increase (decrease) in net
   assets resulting from operations           $(20,573)             $(4,671,459)
                                              ========             ============

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- UNAUDITED -- (CONTINUED)
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2011

-------------------------------------------------------------------------------

                                              HARTFORD
                                          U.S. GOVERNMENT           HARTFORD            LORD ABBETT
                                             SECURITIES               VALUE             FUNDAMENTAL
                                              HLS FUND              HLS FUND          EQUITY PORTFOLIO
                                            SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $197,138                  $8,936                $ --
                                              --------             -----------            --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 (13,229)                 45,236                (197)
 Net realized gain on distributions                 --                      --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the period                                    83,690              (2,371,000)            (27,471)
                                              --------             -----------            --------
  Net gain (loss) on investments                70,461              (2,325,764)            (27,668)
                                              --------             -----------            --------
  Net increase (decrease) in net
   assets resulting from operations           $267,599             $(2,316,828)           $(27,668)
                                              ========             ===========            ========


                                            LORD ABBETT          LORD ABBETT
                                         CAPITAL STRUCTURE      BOND-DEBENTURE
                                             PORTFOLIO            PORTFOLIO
                                            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -----------------------------------------
INVESTMENT INCOME:
 Dividends                                        $434               $1,750
                                             ---------             --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (2,288)               8,942
 Net realized gain on distributions                 --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the period                                  (174,506)             (62,315)
                                             ---------             --------
  Net gain (loss) on investments              (176,794)             (53,373)
                                             ---------             --------
  Net increase (decrease) in net
   assets resulting from operations          $(176,360)            $(51,623)
                                             =========             ========

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- UNAUDITED -- (CONTINUED)
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2011

-------------------------------------------------------------------------------

                                          LORD ABBETT
                                          GROWTH AND
                                            INCOME          MFS GROWTH      MFS INVESTORS
                                           PORTFOLIO          SERIES         TRUST SERIES
                                          SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
-------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $ --             $130            $4,572
                                           ---------          -------          --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (624)             509             4,536
 Net realized gain on distributions               --               --                --
 Net unrealized appreciation
  (depreciation) of investments
  during the period                         (315,526)          (8,595)          (64,582)
                                           ---------          -------          --------
  Net gain (loss) on investments            (316,150)          (8,086)          (60,046)
                                           ---------          -------          --------
  Net increase (decrease) in net
   assets resulting from operations        $(316,150)         $(7,956)         $(55,474)
                                           =========          =======          ========


                                            MFS NEW           MFS TOTAL
                                       DISCOVERY SERIES     RETURN SERIES
                                          SUB-ACCOUNT        SUB-ACCOUNT
-------------------------------------  ------------------------------------
INVESTMENT INCOME:
 Dividends                                      $ --           $227,260
                                           ---------          ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 3,891             38,964
 Net realized gain on distributions          240,500                 --
 Net unrealized appreciation
  (depreciation) of investments
  during the period                         (580,963)          (687,487)
                                           ---------          ---------
  Net gain (loss) on investments            (336,572)          (648,523)
                                           ---------          ---------
  Net increase (decrease) in net
   assets resulting from operations        $(336,572)         $(421,263)
                                           =========          =========

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- UNAUDITED -- (CONTINUED)
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2011

-------------------------------------------------------------------------------

                                                                                           INVESCO
                                                                                       VAN KAMPEN V.I.
                                              MFS VALUE           MFS RESEARCH           EQUITY AND
                                               SERIES             BOND SERIES            INCOME FUND
                                             SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT (G)(H)
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $185,495            $347,948                  $414
                                             -----------            --------               -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     1,421               1,293                    51
 Net realized gain on distributions               50,172             149,780                    13
 Net unrealized appreciation
  (depreciation) of investments during
  the period                                  (1,600,537)             89,140                (2,355)
                                             -----------            --------               -------
  Net gain (loss) on investments              (1,548,944)            240,213                (2,291)
                                             -----------            --------               -------
  Net increase (decrease) in net
   assets resulting from operations          $(1,363,449)           $588,161               $(1,877)
                                             ===========            ========               =======


                                          UIF CORE PLUS      UIF EMERGING
                                          FIXED INCOME       MARKETS DEBT
                                            PORTFOLIO          PORTFOLIO
                                           SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------  ------------------------------------
INVESTMENT INCOME:
 Dividends                                    $9,622              $964
                                             -------             -----
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   100               (16)
 Net realized gain on distributions               --               300
 Net unrealized appreciation
  (depreciation) of investments during
  the period                                   1,311              (741)
                                             -------             -----
  Net gain (loss) on investments               1,411              (457)
                                             -------             -----
  Net increase (decrease) in net
   assets resulting from operations          $11,033              $507
                                             =======             =====

(g) Effective April 29, 2011 Invesco V.I. Select Dimensions Balanced Fund merged with Invesco Van Kampen V.I. Equity and Income Fund.

(h) From inception April 29, 2011 to September 30, 2011.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- UNAUDITED -- (CONTINUED)
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2011

-------------------------------------------------------------------------------

                                                                                         INVESCO
                                           UIF EMERGING          UIF MID CAP        VAN KAMPEN V. I.
                                          MARKETS EQUITY           GROWTH                MID CAP
                                             PORTFOLIO            PORTFOLIO            VALUE FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $150                $4,921               $18,526
                                              -------             ---------             ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    (36)              (20,174)               26,985
 Net realized gain on distributions                --                   829                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the period                                   (8,116)             (211,194)             (462,594)
                                              -------             ---------             ---------
  Net gain (loss) on investments               (8,152)             (230,539)             (435,609)
                                              -------             ---------             ---------
  Net increase (decrease) in net
   assets resulting from operations           $(8,002)            $(225,618)            $(417,083)
                                              =======             =========             =========

                                                                 MORGAN STANLEY
                                          MORGAN STANLEY --         MID CAP
                                            FOCUS GROWTH             GROWTH
                                              PORTFOLIO            PORTFOLIO
                                             SUB-ACCOUNT        SUB-ACCOUNT (I)
--------------------------------------  -----------------------------------------
INVESTMENT INCOME:
 Dividends                                        $ --                $ --
                                               -------                ----
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     158                 747
 Net realized gain on distributions                 --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the period                                    (1,739)                 --
                                               -------                ----
  Net gain (loss) on investments                (1,581)                747
                                               -------                ----
  Net increase (decrease) in net
   assets resulting from operations            $(1,581)               $747
                                               =======                ====

(i) Initially Funded as of February 22, 2011, no units outstanding as of September 30, 2011.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- UNAUDITED -- (CONTINUED)
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2011

-------------------------------------------------------------------------------

                                                                                       INVESCO V.I. SELECT
                                          MORGAN STANLEY --      MORGAN STANLEY --         DIMENSIONS
                                           FLEXIBLE INCOME         MONEY MARKET         EQUALLY-WEIGHTED
                                              PORTFOLIO              PORTFOLIO            S&P 500 FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $983                  $14                     $462
                                               -------                  ---                  -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     732                   --                      543
 Net realized gain on distributions                 --                   --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the period                                    (1,250)                  --                   (4,055)
                                               -------                  ---                  -------
  Net gain (loss) on investments                  (518)                  --                   (3,512)
                                               -------                  ---                  -------
  Net increase (decrease) in net
   assets resulting from operations               $465                  $14                  $(3,050)
                                               =======                  ===                  =======

                                            OPPENHEIMER
                                              CAPITAL            OPPENHEIMER
                                           APPRECIATION       GLOBAL SECURITIES
                                              FUND/VA              FUND/VA
                                            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------
INVESTMENT INCOME:
 Dividends                                      $3,114              $22,900
                                             ---------            ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    (542)              (4,236)
 Net realized gain on distributions                 --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the period                                  (290,475)            (329,358)
                                             ---------            ---------
  Net gain (loss) on investments              (291,017)            (333,594)
                                             ---------            ---------
  Net increase (decrease) in net
   assets resulting from operations          $(287,903)           $(310,694)
                                             =========            =========

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- UNAUDITED -- (CONTINUED)
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2011

-------------------------------------------------------------------------------

                                                                 OPPENHEIMER
                                           OPPENHEIMER           MAIN STREET          OPPENHEIMER
                                           MAIN STREET        SMALL- & MID-CAP           VALUE
                                             FUND/VA               FUND/VA              FUND/VA
                                           SUB-ACCOUNT         SUB-ACCOUNT (J)        SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $4,360                $7,496                $397
                                             --------             ---------             -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    289                31,938                  98
 Net realized gain on distributions                --                    --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the period                                  (86,146)             (334,828)             (6,467)
                                             --------             ---------             -------
  Net gain (loss) on investments              (85,857)             (302,890)             (6,369)
                                             --------             ---------             -------
  Net increase (decrease) in net
   assets resulting from operations          $(81,497)            $(295,394)            $(5,972)
                                             ========             =========             =======


                                             PUTNAM VT            PUTNAM VT
                                            DIVERSIFIED          GLOBAL ASSET
                                            INCOME FUND        ALLOCATION FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------
INVESTMENT INCOME:
 Dividends                                     $731,580             $23,221
                                             ----------            --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    3,183                 168
 Net realized gain on distributions                  --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the period                                 (1,013,901)            (59,652)
                                             ----------            --------
  Net gain (loss) on investments             (1,010,718)            (59,484)
                                             ----------            --------
  Net increase (decrease) in net
   assets resulting from operations           $(279,138)           $(36,263)
                                             ==========            ========

(j) Formerly Oppenheimer Main Street Small Cap Fund/VA. Change effective April 29, 2011.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- UNAUDITED -- (CONTINUED)
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2011

-------------------------------------------------------------------------------

                                             PUTNAM VT             PUTNAM VT            PUTNAM VT
                                              GLOBAL              GROWTH AND          GLOBAL HEALTH
                                            EQUITY FUND           INCOME FUND           CARE FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $75,212               $170,764              $6,782
                                             ---------            -----------            --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 (97,779)              (335,092)              1,789
 Net realized gain on distributions                 --                     --              16,267
 Net unrealized appreciation
  (depreciation) of investments during
  the period                                  (385,675)            (1,526,347)            (69,707)
                                             ---------            -----------            --------
  Net gain (loss) on investments              (483,454)            (1,861,439)            (51,651)
                                             ---------            -----------            --------
  Net increase (decrease) in net
   assets resulting from operations          $(408,242)           $(1,690,675)           $(44,869)
                                             =========            ===========            ========

                                             PUTNAM VT
                                                HIGH               PUTNAM VT
                                             YIELD FUND           INCOME FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -----------------------------------------
INVESTMENT INCOME:
 Dividends                                     $771,651             $625,867
                                             ----------            ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   28,061               13,248
 Net realized gain on distributions                  --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the period                                 (1,179,069)            (323,454)
                                             ----------            ---------
  Net gain (loss) on investments             (1,151,008)            (310,206)
                                             ----------            ---------
  Net increase (decrease) in net
   assets resulting from operations           $(379,357)            $315,661
                                             ==========            =========

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- UNAUDITED -- (CONTINUED)
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2011

-------------------------------------------------------------------------------

                                              PUTNAM            PUTNAM VT          PUTNAM VT
                                           INTERNATIONAL      INTERNATIONAL      INTERNATIONAL
                                            VALUE FUND         EQUITY FUND        GROWTH FUND
                                            SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $56,480            $331,751            $9,510
                                             ---------          ----------          --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 (14,586)            (62,274)           (2,949)
 Net realized gain on distributions                 --                  --                --
 Net unrealized appreciation
  (depreciation) of investments during
  the period                                  (404,227)         (2,195,702)          (81,459)
                                             ---------          ----------          --------
  Net gain (loss) on investments              (418,813)         (2,257,976)          (84,408)
                                             ---------          ----------          --------
  Net increase (decrease) in net assets
   resulting from operations                 $(362,333)         $(1,926,225)        $(74,898)
                                             =========          ==========          ========

                                                             PUTNAM VT
                                            PUTNAM VT          MONEY
                                          INVESTORS FUND    MARKET FUND
                                           SUB-ACCOUNT      SUB-ACCOUNT
---------------------------------------  -------------------------------
INVESTMENT INCOME:
 Dividends                                     $4,416            $6
                                             --------           ---
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 (1,269)           --
 Net realized gain on distributions                --            --
 Net unrealized appreciation
  (depreciation) of investments during
  the period                                  (38,236)           --
                                             --------           ---
  Net gain (loss) on investments              (39,505)           --
                                             --------           ---
  Net increase (decrease) in net assets
   resulting from operations                 $(35,089)           $6
                                             ========           ===

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- UNAUDITED -- (CONTINUED)
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2011

-------------------------------------------------------------------------------

                                              PUTNAM VT             PUTNAM VT            PUTNAM VT
                                              MULTI-CAP             SMALL CAP          GEORGE PUTNAM
                                             GROWTH FUND           VALUE FUND          BALANCED FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $28,871               $6,091               $4,997
                                             -----------            ---------             --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    78,222               12,696               (3,236)
 Net realized gain on distributions                   --                   --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the period                                  (1,123,237)            (232,230)             (10,345)
                                             -----------            ---------             --------
  Net gain (loss) on investments              (1,045,015)            (219,534)             (13,581)
                                             -----------            ---------             --------
  Net increase (decrease) in net
   assets resulting from operations          $(1,016,144)           $(213,443)             $(8,584)
                                             ===========            =========             ========

                                            PUTNAM VT
                                              GLOBAL              PUTNAM VT
                                          UTILITIES FUND        VOYAGER FUND
                                           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -----------------------------------------
INVESTMENT INCOME:
 Dividends                                    $16,215                $37,206
                                             --------            -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 (1,838)            (1,216,044)
 Net realized gain on distributions                --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the period                                  (48,852)            (2,199,178)
                                             --------            -----------
  Net gain (loss) on investments              (50,690)            (3,415,222)
                                             --------            -----------
  Net increase (decrease) in net
   assets resulting from operations          $(34,475)           $(3,378,016)
                                             ========            ===========

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- UNAUDITED -- (CONTINUED)
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2011

-------------------------------------------------------------------------------

                                                                                             INVESCO
                                                PUTNAM VT              PUTNAM VT         VAN KAMPEN V.I.           INVESCO
                                                 CAPITAL                EQUITY              GROWTH AND         VAN KAMPEN V.I.
                                           OPPORTUNITIES FUND         INCOME FUND          INCOME FUND          COMSTOCK FUND
                                               SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $2,051                $36,753              $14,596               $75,698
                                                ---------              ---------            ---------             ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     28,566                  8,198                 (812)                1,345
 Net realized gain on distributions                    --                     --                   --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the period                                     (283,429)              (292,918)            (199,178)             (790,854)
                                                ---------              ---------            ---------             ---------
  Net gain (loss) on investments                 (254,863)              (284,720)            (199,990)             (789,509)
                                                ---------              ---------            ---------             ---------
  Net increase (decrease) in net assets
   resulting from operations                    $(252,812)             $(247,967)           $(185,394)            $(713,811)
                                                =========              =========            =========             =========

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- UNAUDITED
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2011

-------------------------------------------------------------------------------

                                         ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS
                                            BALANCED WEALTH            INTERNATIONAL             SMALL/MID CAP
                                           STRATEGY PORTFOLIO         VALUE PORTFOLIO           VALUE PORTFOLIO
                                              SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                           $12,481                    $85,574                   $12,332
 Net realized gain (loss) on security
  transactions                                      (460)                     2,798                   159,175
 Capital gains income                                 --                         --                        --
 Net unrealized appreciation
  (depreciation) of investments during
  the period                                     (54,596)                (1,599,716)               (1,075,326)
                                                --------                 ----------                ----------
 Net increase (decrease) in net assets
  resulting from operations                      (42,575)                (1,511,344)                 (903,819)
                                                --------                 ----------                ----------
UNIT TRANSACTIONS:
 Purchases                                        50,417                    682,104                   476,219
 Net transfers                                     8,179                    309,081                (1,074,884)
 Surrenders for benefit payments and
  fees                                              (494)                  (122,504)                 (192,244)
 Net loan activity                                   (73)                   (41,863)                   (8,843)
 Cost of insurance                               (48,071)                  (409,429)                 (293,675)
                                                --------                 ----------                ----------
 Net increase (decrease) in net assets
  resulting from unit transactions                 9,958                    417,389                (1,093,427)
                                                --------                 ----------                ----------
 Net increase (decrease) in net assets           (32,617)                (1,093,955)               (1,997,246)
NET ASSETS:
 Beginning of period                             506,733                  6,660,629                 5,714,787
                                                --------                 ----------                ----------
 End of period                                  $474,116                 $5,566,674                $3,717,541
                                                ========                 ==========                ==========

                                                                     ALLIANCEBERNSTEIN VPS
                                          ALLIANCEBERNSTEIN VPS          INTERNATIONAL
                                             VALUE PORTFOLIO            GROWTH PORTFOLIO
                                               SUB-ACCOUNT                SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------
OPERATIONS:
 Net investment income                              $144                      $46,566
 Net realized gain (loss) on security
  transactions                                       (16)                         (36)
 Capital gains income                                 --                           --
 Net unrealized appreciation
  (depreciation) of investments during
  the period                                      (1,840)                    (434,557)
                                                 -------                   ----------
 Net increase (decrease) in net assets
  resulting from operations                       (1,712)                    (388,027)
                                                 -------                   ----------
UNIT TRANSACTIONS:
 Purchases                                         2,000                      152,433
 Net transfers                                       103                      117,881
 Surrenders for benefit payments and
  fees                                                --                      (43,081)
 Net loan activity                                    --                       (2,935)
 Cost of insurance                                (2,082)                     (85,862)
                                                 -------                   ----------
 Net increase (decrease) in net assets
  resulting from unit transactions                    21                      138,436
                                                 -------                   ----------
 Net increase (decrease) in net assets            (1,691)                    (249,591)
NET ASSETS:
 Beginning of period                              12,114                    1,674,918
                                                 -------                   ----------
 End of period                                   $10,423                   $1,425,327
                                                 =======                   ==========

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- UNAUDITED -- (CONTINUED)
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2011

-------------------------------------------------------------------------------

                                             INVESCO V.I.          INVESCO V.I.          INVESCO V.I.
                                               CAPITAL                 CORE                  HIGH
                                          APPRECIATION FUND         EQUITY FUND           YIELD FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT       SUB-ACCOUNT (A)(B)
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                            $3,772                $8,245               $1,431
 Net realized gain (loss) on security
  transactions                                    (1,763)              130,728               (1,381)
 Capital gains income                                 --                    --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the period                                    (337,782)             (183,651)                (496)
                                              ----------             ---------              -------
 Net increase (decrease) in net assets
  resulting from operations                     (335,773)              (44,678)                (446)
                                              ----------             ---------              -------
UNIT TRANSACTIONS:
 Purchases                                       137,252                67,843                  587
 Net transfers                                    38,224              (492,075)                  --
 Surrenders for benefit payments and
  fees                                           (42,137)                 (147)                  --
 Net loan activity                                   (12)                  (10)                  --
 Cost of insurance                               (81,591)              (43,260)                (351)
                                              ----------             ---------              -------
 Net increase (decrease) in net assets
  resulting from unit transactions                51,736              (467,649)                 236
                                              ----------             ---------              -------
 Net increase (decrease) in net assets          (284,037)             (512,327)                (210)
NET ASSETS:
 Beginning of period                           2,409,197             1,279,622               12,426
                                              ----------             ---------              -------
 End of period                                $2,125,160              $767,295              $12,216
                                              ==========             =========              =======

                                            INVESCO V.I.          INVESCO V.I.
                                           INTERNATIONAL          MID CAP CORE
                                            GROWTH FUND           EQUITY FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
OPERATIONS:
 Net investment income                         $113,509               $18,085
 Net realized gain (loss) on security
  transactions                                      368                    (2)
 Capital gains income                                --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the period                                 (1,159,744)             (898,159)
                                             ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                  (1,045,867)             (880,076)
                                             ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                      870,712               302,043
 Net transfers                                1,452,080             2,066,880
 Surrenders for benefit payments and
  fees                                         (138,094)             (150,765)
 Net loan activity                              (10,823)                2,612
 Cost of insurance                             (554,903)             (244,124)
                                             ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions            1,618,972             1,976,646
                                             ----------            ----------
 Net increase (decrease) in net assets          573,105             1,096,570
NET ASSETS:
 Beginning of period                          6,679,720             4,146,024
                                             ----------            ----------
 End of period                               $7,252,825            $5,242,594
                                             ==========            ==========

(a) Effective April 29, 2011 Invesco Van Kampen V.I. High Yield Fund merged with Invesco V.I. High Yield Fund.

(b) From inception April 29, 2011 to September 30, 2011.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- UNAUDITED -- (CONTINUED)
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2011

-------------------------------------------------------------------------------

                                            INVESCO V.I.          INVESCO V.I.          INVESCO V.I.
                                             SMALL CAP              CAPITAL                GLOBAL
                                            EQUITY FUND         DEVELOPMENT FUND      REAL ESTATE FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                              $ --                  $ --               $12,093
 Net realized gain (loss) on security
  transactions                                    (3,611)               51,799                   (30)
 Capital gains income                                 --                    --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the period                                    (759,937)             (330,974)              (57,240)
                                            ------------          ------------          ------------
 Net increase (decrease) in net assets
  resulting from operations                     (763,548)             (279,175)              (45,177)
                                            ------------          ------------          ------------
UNIT TRANSACTIONS:
 Purchases                                       458,906                84,938                56,664
 Net transfers                                 2,146,460               127,577               149,564
 Surrenders for benefit payments and
  fees                                           (87,556)              (30,589)                  (25)
 Net loan activity                                (9,067)                   --                    --
 Cost of insurance                              (263,111)              (63,755)              (26,161)
                                            ------------          ------------          ------------
 Net increase (decrease) in net assets
  resulting from unit transactions             2,245,632               118,171               180,042
                                            ------------          ------------          ------------
 Net increase (decrease) in net assets         1,482,084              (161,004)              134,865
NET ASSETS:
 Beginning of period                           2,484,288             1,770,018               140,177
                                            ------------          ------------          ------------
 End of period                                $3,966,372            $1,609,014              $275,042
                                            ============          ============          ============

                                            INVESCO V.I.          INVESCO V.I.
                                           BALANCED RISK            DIVIDEND
                                          ALLOCATION FUND         GROWTH FUND
                                         SUB-ACCOUNT (C)(D)    SUB-ACCOUNT (E)(F)
--------------------------------------  ------------------------------------------
OPERATIONS:
 Net investment income                           $33,081                  $664
 Net realized gain (loss) on security
  transactions                                   (24,364)                3,209
 Capital gains income                            110,879                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the period                                     (95,933)               (7,517)
                                            ------------          ------------
 Net increase (decrease) in net assets
  resulting from operations                       23,663                (3,644)
                                            ------------          ------------
UNIT TRANSACTIONS:
 Purchases                                       388,683                 4,453
 Net transfers                                   138,251                    --
 Surrenders for benefit payments and
  fees                                                --                    --
 Net loan activity                                   (22)                   --
 Cost of insurance                              (205,386)               (1,371)
                                            ------------          ------------
 Net increase (decrease) in net assets
  resulting from unit transactions               321,526                 3,082
                                            ------------          ------------
 Net increase (decrease) in net assets           345,189                  (562)
NET ASSETS:
 Beginning of period                             975,626                34,053
                                            ------------          ------------
 End of period                                $1,320,815               $33,491
                                            ============          ============

(c) Effective April 29, 2011 Invesco V.I. Global Multi-Asset Fund merged with Invesco V.I. Balanced Risk Allocation Fund.

(d) From inception April 29, 2011 to September 30, 2011.

(e) Effective April 29, 2011 Invesco V.I. Select Dimensions Dividend Growth Portfolio merged with Invesco V.I. Dividend Growth Fund.

(f)  From inception April 29, 2011 to September 30, 2011.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- UNAUDITED -- (CONTINUED)
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2011

-------------------------------------------------------------------------------

                                                                                           AMERICAN FUNDS
                                         ALLIANCEBERNSTEIN VPS       AMERICAN FUNDS        CAPITAL WORLD
                                              REAL ESTATE                GLOBAL               GROWTH &
                                          INVESTMENT PORTFOLIO         BOND FUND            INCOME FUND
                                              SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                            $3,995                   $8,201               $18,957
 Net realized gain (loss) on security
  transactions                                      (508)                     502                  (361)
 Capital gains income                             36,006                    9,352                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the period                                     (75,972)                  41,995              (443,026)
                                                --------               ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                      (36,479)                  60,050              (424,430)
                                                --------               ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                        38,309                  191,033               429,834
 Net transfers                                   269,218                  139,864               373,106
 Surrenders for benefit payments and
  fees                                                --                   (7,352)              (39,662)
 Net loan activity                                (3,384)                  (1,928)                4,808
 Cost of insurance                               (26,324)                (161,518)             (300,690)
                                                --------               ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions               277,819                  160,099               467,396
                                                --------               ----------            ----------
 Net increase (decrease) in net assets           241,340                  220,149                42,966
NET ASSETS:
 Beginning of period                             105,335                1,574,654             2,888,928
                                                --------               ----------            ----------
 End of period                                  $346,675               $1,794,803            $2,931,894
                                                ========               ==========            ==========

                                                                  AMERICAN FUNDS
                                           AMERICAN FUNDS            BLUE CHIP
                                                ASSET               INCOME AND
                                           ALLOCATION FUND          GROWTH FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------
OPERATIONS:
 Net investment income                          $113,379                $51,365
 Net realized gain (loss) on security
  transactions                                    (6,863)                 2,552
 Capital gains income                                 --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the period                                  (2,165,089)            (1,858,027)
                                             -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                   (2,058,573)            (1,804,110)
                                             -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                     2,309,587              1,281,728
 Net transfers                                  (139,106)              (100,616)
 Surrenders for benefit payments and
  fees                                          (846,739)              (462,890)
 Net loan activity                               (41,783)               (34,246)
 Cost of insurance                            (1,547,670)              (933,307)
                                             -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions              (265,711)              (249,331)
                                             -----------            -----------
 Net increase (decrease) in net assets        (2,324,284)            (2,053,441)
NET ASSETS:
 Beginning of period                          29,828,807             17,601,730
                                             -----------            -----------
 End of period                               $27,504,523            $15,548,289
                                             ===========            ===========

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- UNAUDITED -- (CONTINUED)
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2011

-------------------------------------------------------------------------------

                                                                  AMERICAN FUNDS
                                           AMERICAN FUNDS             GLOBAL              AMERICAN FUNDS
                                              BOND FUND             GROWTH FUND            GROWTH FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $150,099                $64,465                $245,533
 Net realized gain (loss) on security
  transactions                                     8,130                 49,563                 115,671
 Capital gains income                                 --                     --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the period                                   1,467,307             (3,128,606)             (9,876,129)
                                             -----------            -----------            ------------
 Net increase (decrease) in net assets
  resulting from operations                    1,625,536             (3,014,578)             (9,514,925)
                                             -----------            -----------            ------------
UNIT TRANSACTIONS:
 Purchases                                     3,014,216              1,333,473               5,813,955
 Net transfers                                 2,125,142               (944,705)                759,663
 Surrenders for benefit payments and
  fees                                        (1,418,408)              (598,307)             (3,171,301)
 Net loan activity                               (35,859)               (53,066)               (277,208)
 Cost of insurance                            (2,110,939)              (939,761)             (4,491,901)
                                             -----------            -----------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions             1,574,152             (1,202,366)             (1,366,792)
                                             -----------            -----------            ------------
 Net increase (decrease) in net assets         3,199,688             (4,216,944)            (10,881,717)
NET ASSETS:
 Beginning of period                          30,975,819             21,914,531              83,104,714
                                             -----------            -----------            ------------
 End of period                               $34,175,507            $17,697,587             $72,222,997
                                             ===========            ===========            ============


                                             AMERICAN FUNDS           AMERICAN FUNDS
                                           GROWTH-INCOME FUND       INTERNATIONAL FUND
                                               SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------  ------------------------------------------------
OPERATIONS:
 Net investment income                            $186,846                 $107,907
 Net realized gain (loss) on security
  transactions                                      58,547                   (8,730)
 Capital gains income                                   --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the period                                    (7,258,643)              (7,414,821)
                                               -----------              -----------
 Net increase (decrease) in net assets
  resulting from operations                     (7,013,250)              (7,315,644)
                                               -----------              -----------
UNIT TRANSACTIONS:
 Purchases                                       4,275,753                3,254,115
 Net transfers                                     131,434                1,465,210
 Surrenders for benefit payments and
  fees                                          (2,619,953)              (1,270,877)
 Net loan activity                                (148,725)                 (52,712)
 Cost of insurance                              (3,269,378)              (2,194,220)
                                               -----------              -----------
 Net increase (decrease) in net assets
  resulting from unit transactions              (1,630,869)               1,201,516
                                               -----------              -----------
 Net increase (decrease) in net assets          (8,644,119)              (6,114,128)
NET ASSETS:
 Beginning of period                            66,000,040               38,978,574
                                               -----------              -----------
 End of period                                 $57,355,921              $32,864,446
                                               ===========              ===========

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- UNAUDITED -- (CONTINUED)
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2011

-------------------------------------------------------------------------------

                                                                  AMERICAN FUNDS         FIDELITY VIP
                                           AMERICAN FUNDS          GLOBAL SMALL          ASSET MANAGER
                                           NEW WORLD FUND       CAPITALIZATION FUND        PORTFOLIO
                                             SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                           $88,448               $200,692                 $ --
 Net realized gain (loss) on security
  transactions                                    (3,995)                88,331              (80,201)
 Capital gains income                                 --                     --                  387
 Net unrealized appreciation
  (depreciation) of investments during
  the period                                  (3,219,366)            (3,950,061)              27,730
                                             -----------            -----------            ---------
 Net increase (decrease) in net assets
  resulting from operations                   (3,134,913)            (3,661,038)             (52,084)
                                             -----------            -----------            ---------
UNIT TRANSACTIONS:
 Purchases                                     1,124,570              1,032,453                   --
 Net transfers                                  (294,945)              (415,019)            (303,708)
 Surrenders for benefit payments and
  fees                                          (302,329)              (308,165)             (15,310)
 Net loan activity                               (35,972)              (108,068)                  --
 Cost of insurance                              (754,660)              (753,927)             (52,492)
                                             -----------            -----------            ---------
 Net increase (decrease) in net assets
  resulting from unit transactions              (263,336)              (552,726)            (371,510)
                                             -----------            -----------            ---------
 Net increase (decrease) in net assets        (3,398,249)            (4,213,764)            (423,594)
NET ASSETS:
 Beginning of period                          17,517,974             16,967,392            1,130,973
                                             -----------            -----------            ---------
 End of period                               $14,119,725            $12,753,628             $707,379
                                             ===========            ===========            =========

                                            FIDELITY VIP          FIDELITY VIP
                                            EQUITY-INCOME            GROWTH
                                              PORTFOLIO            PORTFOLIO
                                             SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -----------------------------------------
OPERATIONS:
 Net investment income                              $ --                $ --
 Net realized gain (loss) on security
  transactions                                  (103,833)                 42
 Capital gains income                                 --                 133
 Net unrealized appreciation
  (depreciation) of investments during
  the period                                  (1,243,254)            (33,361)
                                             -----------            --------
 Net increase (decrease) in net assets
  resulting from operations                   (1,347,087)            (33,186)
                                             -----------            --------
UNIT TRANSACTIONS:
 Purchases                                       722,627              12,629
 Net transfers                                  (225,779)            192,298
 Surrenders for benefit payments and
  fees                                          (602,101)             (3,816)
 Net loan activity                              (108,424)                 --
 Cost of insurance                              (597,416)            (13,004)
                                             -----------            --------
 Net increase (decrease) in net assets
  resulting from unit transactions              (811,093)            188,107
                                             -----------            --------
 Net increase (decrease) in net assets        (2,158,180)            154,921
NET ASSETS:
 Beginning of period                          15,311,628              65,456
                                             -----------            --------
 End of period                               $13,153,448            $220,377
                                             ===========            ========

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- UNAUDITED -- (CONTINUED)
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2011

-------------------------------------------------------------------------------

                                            FIDELITY VIP          FIDELITY VIP          FIDELITY VIP
                                             CONTRAFUND             OVERSEAS               MID CAP
                                              PORTFOLIO             PORTFOLIO             PORTFOLIO
                                             SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                              $ --                 $ --                   $ --
 Net realized gain (loss) on security
  transactions                                   162,712               (2,436)                (2,100)
 Capital gains income                                 --                  880                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the period                                  (1,838,042)             (87,255)            (2,288,056)
                                             -----------            ---------            -----------
 Net increase (decrease) in net assets
  resulting from operations                   (1,675,330)             (88,811)            (2,290,156)
                                             -----------            ---------            -----------
UNIT TRANSACTIONS:
 Purchases                                     1,434,760                   --              1,601,081
 Net transfers                                  (797,861)                  --              1,145,488
 Surrenders for benefit payments and
  fees                                          (291,338)             (25,073)              (496,290)
 Net loan activity                               (17,137)              (2,939)               (73,749)
 Cost of insurance                            (1,040,963)             (12,434)              (968,027)
                                             -----------            ---------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions              (712,539)             (40,446)             1,208,503
                                             -----------            ---------            -----------
 Net increase (decrease) in net assets        (2,387,869)            (129,257)            (1,081,653)
NET ASSETS:
 Beginning of period                          16,339,146              493,414             13,581,013
                                             -----------            ---------            -----------
 End of period                               $13,951,277             $364,157            $12,499,360
                                             ===========            =========            ===========

                                                                 FIDELITY VIP
                                            FIDELITY VIP        DYNAMIC CAPITAL
                                          VALUE STRATEGIES       APPRECIATION
                                             PORTFOLIO             PORTFOLIO
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -----------------------------------------
OPERATIONS:
 Net investment income                            $ --                 $ --
 Net realized gain (loss) on security
  transactions                                   3,043                   10
 Capital gains income                               --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the period                                   (14,206)              (9,769)
                                              --------              -------
 Net increase (decrease) in net assets
  resulting from operations                    (11,163)              (9,759)
                                              --------              -------
UNIT TRANSACTIONS:
 Purchases                                      12,948               18,617
 Net transfers                                 (12,509)                 881
 Surrenders for benefit payments and
  fees                                          (2,978)                  --
 Net loan activity                                  --                   --
 Cost of insurance                             (10,746)              (6,485)
                                              --------              -------
 Net increase (decrease) in net assets
  resulting from unit transactions             (13,285)              13,013
                                              --------              -------
 Net increase (decrease) in net assets         (24,448)               3,254
NET ASSETS:
 Beginning of period                            74,188               72,953
                                              --------              -------
 End of period                                 $49,740              $76,207
                                              ========              =======

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- UNAUDITED -- (CONTINUED)
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2011

-------------------------------------------------------------------------------

                                    FIDELITY VIP       FIDELITY VIP       FIDELITY VIP
                                    FREEDOM 2010       FREEDOM 2020       FREEDOM 2030
                                      PORTFOLIO          PORTFOLIO          PORTFOLIO
                                     SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                     $ --               $ --               $ --
 Net realized gain (loss) on
  security transactions                    (411)             1,680                787
 Capital gains income                       188                 --                 --
 Net unrealized appreciation
  (depreciation) of investments
  during the period                     (33,984)           (37,177)           (65,296)
                                      ---------          ---------          ---------
 Net increase (decrease) in net
  assets resulting from
  operations                            (34,207)           (35,497)           (64,509)
                                      ---------          ---------          ---------
UNIT TRANSACTIONS:
 Purchases                               24,215            109,426            140,200
 Net transfers                          186,184            (81,556)           186,440
 Surrenders for benefit payments
  and fees                              (13,206)                --                 --
 Net loan activity                           --                (49)               (15)
 Cost of insurance                      (26,595)           (38,692)           (72,569)
                                      ---------          ---------          ---------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                          170,598            (10,871)           254,056
                                      ---------          ---------          ---------
 Net increase (decrease) in net
  assets                                136,391            (46,368)           189,547
NET ASSETS:
 Beginning of period                    402,314            544,351            381,587
                                      ---------          ---------          ---------
 End of period                         $538,705           $497,983           $571,134
                                      =========          =========          =========

                                                           FRANKLIN
                                     FIDELITY VIP           RISING
                                   STRATEGIC INCOME        DIVIDENDS
                                       PORTFOLIO        SECURITIES FUND
                                      SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------  --------------------------------------
OPERATIONS:
 Net investment income                       $48              $7,144
 Net realized gain (loss) on
  security transactions                        4                (117)
 Capital gains income                        522                  --
 Net unrealized appreciation
  (depreciation) of investments
  during the period                         (901)            (43,044)
                                       ---------           ---------
 Net increase (decrease) in net
  assets resulting from
  operations                                (327)            (36,017)
                                       ---------           ---------
UNIT TRANSACTIONS:
 Purchases                                41,763              81,754
 Net transfers                           110,633             174,965
 Surrenders for benefit payments
  and fees                                    --                  --
 Net loan activity                            --              (4,307)
 Cost of insurance                       (28,108)            (54,833)
                                       ---------           ---------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                           124,288             197,579
                                       ---------           ---------
 Net increase (decrease) in net
  assets                                 123,961             161,562
NET ASSETS:
 Beginning of period                     102,492             352,381
                                       ---------           ---------
 End of period                          $226,453            $513,943
                                       =========           =========

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- UNAUDITED -- (CONTINUED)
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2011

-------------------------------------------------------------------------------

                                                                    FRANKLIN              FRANKLIN
                                              FRANKLIN            SMALL-MID CAP          SMALL CAP
                                               INCOME                GROWTH                VALUE
                                           SECURITIES FUND       SECURITIES FUND      SECURITIES FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $910,698                 $ --               $67,512
 Net realized gain (loss) on security
  transactions                                    (7,392)               2,608                (2,453)
 Capital gains income                                 --                   --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the period                                  (1,732,700)            (158,074)           (2,063,339)
                                             -----------            ---------            ----------
 Net increase (decrease) in net assets
  resulting from operations                     (829,394)            (155,466)           (1,998,280)
                                             -----------            ---------            ----------
UNIT TRANSACTIONS:
 Purchases                                     1,517,145              157,617               810,605
 Net transfers                                 1,033,054              148,274               384,857
 Surrenders for benefit payments and
  fees                                          (395,562)              (6,463)             (193,093)
 Net loan activity                               (49,347)              (2,145)              (65,547)
 Cost of insurance                            (1,106,109)             (89,456)             (550,127)
                                             -----------            ---------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions               999,181              207,827               386,695
                                             -----------            ---------            ----------
 Net increase (decrease) in net assets           169,787               52,361            (1,611,585)
NET ASSETS:
 Beginning of period                          15,093,484              809,801             9,848,778
                                             -----------            ---------            ----------
 End of period                               $15,263,271             $862,162            $8,237,193
                                             ===========            =========            ==========

                                              FRANKLIN
                                              STRATEGIC              FRANKLIN
                                               INCOME              MUTUAL SHARES
                                           SECURITIES FUND        SECURITIES FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------
OPERATIONS:
 Net investment income                          $844,866               $487,055
 Net realized gain (loss) on security
  transactions                                      (577)               (12,250)
 Capital gains income                                 --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the period                                    (927,324)            (2,785,775)
                                             -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                      (83,035)            (2,310,970)
                                             -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                     1,661,109              2,210,495
 Net transfers                                   583,455              1,258,943
 Surrenders for benefit payments and
  fees                                          (323,976)              (553,092)
 Net loan activity                               (32,021)               (70,844)
 Cost of insurance                              (997,494)            (1,451,556)
                                             -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions               891,073              1,393,946
                                             -----------            -----------
 Net increase (decrease) in net assets           808,038               (917,024)
NET ASSETS:
 Beginning of period                          12,847,856             19,315,493
                                             -----------            -----------
 End of period                               $13,655,894            $18,398,469
                                             ===========            ===========

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- UNAUDITED -- (CONTINUED)
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2011

-------------------------------------------------------------------------------

                                             TEMPLETON
                                             DEVELOPING            TEMPLETON             TEMPLETON
                                              MARKETS               FOREIGN                GROWTH
                                          SECURITIES FUND       SECURITIES FUND       SECURITIES FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $18,772               $49,393               $54,320
 Net realized gain (loss) on security
  transactions                                      692                (7,129)                1,603
 Capital gains income                                --                    --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the period                                   (388,543)             (571,575)             (654,058)
                                             ----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                    (369,079)             (529,311)             (598,135)
                                             ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                      185,868               389,105               493,257
 Net transfers                                  457,158             1,257,675               342,193
 Surrenders for benefit payments and
  fees                                          (24,095)              (60,184)             (183,820)
 Net loan activity                                6,517                (3,277)                   33
 Cost of insurance                             (164,262)             (251,028)             (357,408)
                                             ----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions              461,186             1,332,291               294,255
                                             ----------            ----------            ----------
 Net increase (decrease) in net assets           92,107               802,980              (303,880)
NET ASSETS:
 Beginning of period                          1,331,977             2,182,613             3,942,812
                                             ----------            ----------            ----------
 End of period                               $1,424,084            $2,985,593            $3,638,932
                                             ==========            ==========            ==========

                                                                    FRANKLIN
                                               MUTUAL               FLEX CAP
                                          GLOBAL DISCOVERY           GROWTH
                                           SECURITIES FUND      SECURITIES FUND
                                             SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -----------------------------------------
OPERATIONS:
 Net investment income                          $270,795                $ --
 Net realized gain (loss) on security
  transactions                                    (4,275)             (2,321)
 Capital gains income                            266,397                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the period                                  (1,951,645)            (51,375)
                                             -----------            --------
 Net increase (decrease) in net assets
  resulting from operations                   (1,418,728)            (53,696)
                                             -----------            --------
UNIT TRANSACTIONS:
 Purchases                                       968,530              41,632
 Net transfers                                 1,200,619              41,942
 Surrenders for benefit payments and
  fees                                          (231,147)                 --
 Net loan activity                               (63,624)             (1,205)
 Cost of insurance                              (606,288)            (30,394)
                                             -----------            --------
 Net increase (decrease) in net assets
  resulting from unit transactions             1,268,090              51,975
                                             -----------            --------
 Net increase (decrease) in net assets          (150,638)             (1,721)
NET ASSETS:
 Beginning of period                          11,307,645             382,122
                                             -----------            --------
 End of period                               $11,157,007            $380,401
                                             ===========            ========

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- UNAUDITED -- (CONTINUED)
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2011

-------------------------------------------------------------------------------

                                                                                            HARTFORD
                                              TEMPLETON              HARTFORD                 TOTAL
                                             GLOBAL BOND             ADVISERS              RETURN BOND
                                           SECURITIES FUND           HLS FUND               HLS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                        $1,013,111               $181,401               $150,989
 Net realized gain (loss) on security
  transactions                                      (694)              (179,545)                28,382
 Capital gains income                            117,816                     --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the period                                  (1,662,243)            (2,291,928)             3,721,384
                                             -----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                     (532,010)            (2,290,072)             3,900,755
                                             -----------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                     1,934,575              1,898,615              5,786,237
 Net transfers                                 1,147,487             (1,248,717)                 4,399
 Surrenders for benefit payments and
  fees                                          (719,450)            (1,245,248)            (2,487,348)
 Net loan activity                                (4,429)              (108,573)              (180,737)
 Cost of insurance                            (1,220,231)            (1,729,053)            (4,239,343)
                                             -----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions             1,137,952             (2,432,976)            (1,116,792)
                                             -----------            -----------            -----------
 Net increase (decrease) in net assets           605,942             (4,723,048)             2,783,963
NET ASSETS:
 Beginning of period                          17,220,025             38,430,857             68,968,923
                                             -----------            -----------            -----------
 End of period                               $17,825,967            $33,707,809            $71,752,886
                                             ===========            ===========            ===========

                                               HARTFORD               HARTFORD
                                               CAPITAL                DIVIDEND
                                             APPRECIATION            AND GROWTH
                                               HLS FUND               HLS FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  ---------------------------------------------
OPERATIONS:
 Net investment income                               $ --                $39,568
 Net realized gain (loss) on security
  transactions                                  1,098,529                 21,381
 Capital gains income                                  --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the period                                  (20,551,573)            (5,271,861)
                                             ------------            -----------
 Net increase (decrease) in net assets
  resulting from operations                   (19,453,044)            (5,210,912)
                                             ------------            -----------
UNIT TRANSACTIONS:
 Purchases                                      6,492,702              3,711,696
 Net transfers                                    741,889                343,350
 Surrenders for benefit payments and
  fees                                         (4,518,079)            (1,898,138)
 Net loan activity                               (401,628)              (126,673)
 Cost of insurance                             (5,313,552)            (2,787,546)
                                             ------------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (2,998,668)              (757,311)
                                             ------------            -----------
 Net increase (decrease) in net assets        (22,451,712)            (5,968,223)
NET ASSETS:
 Beginning of period                          106,868,654             53,774,608
                                             ------------            -----------
 End of period                                $84,416,942            $47,806,385
                                             ============            ===========

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- UNAUDITED -- (CONTINUED)
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2011

-------------------------------------------------------------------------------

                                                                        HARTFORD
                                HARTFORD           HARTFORD            DISCIPLINED
                             GLOBAL RESEARCH     GLOBAL GROWTH           EQUITY
                                HLS FUND           HLS FUND             HLS FUND
                               SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                $17               $293               $17,471
 Net realized gain (loss)
  on security
  transactions                      4,459                (21)                  (52)
 Capital gains income                  --                 --                    --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  period                          (22,495)          (128,680)           (1,160,640)
                                ---------          ---------           -----------
 Net increase (decrease)
  in net assets resulting
  from operations                 (18,019)          (128,408)           (1,143,221)
                                ---------          ---------           -----------
UNIT TRANSACTIONS:
 Purchases                          9,068             25,039             1,569,123
 Net transfers                        380            483,019             1,380,213
 Surrenders for benefit
  payments and fees                    --                 --              (320,356)
 Net loan activity                   (357)                --               (35,802)
 Cost of insurance                 (8,015)           (28,012)           (1,040,342)
                                ---------          ---------           -----------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            1,076            480,046             1,552,836
                                ---------          ---------           -----------
 Net increase (decrease)
  in net assets                   (16,943)           351,638               409,615
NET ASSETS:
 Beginning of period              124,154            354,475            13,003,860
                                ---------          ---------           -----------
 End of period                   $107,211           $706,113           $13,413,475
                                =========          =========           ===========

                                                     HARTFORD
                                HARTFORD              GROWTH
                                 GROWTH            OPPORTUNITIES
                                HLS FUND             HLS FUND
                               SUB-ACCOUNT          SUB-ACCOUNT
--------------------------  ----------------------------------------
OPERATIONS:
 Net investment income             $1,834                  $ --
 Net realized gain (loss)
  on security
  transactions                       (493)               68,571
 Capital gains income                  --                    --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  period                         (182,551)           (2,030,751)
                                ---------           -----------
 Net increase (decrease)
  in net assets resulting
  from operations                (181,210)           (1,962,180)
                                ---------           -----------
UNIT TRANSACTIONS:
 Purchases                        171,120             1,666,613
 Net transfers                    465,314              (420,335)
 Surrenders for benefit
  payments and fees                (2,620)             (318,290)
 Net loan activity                     (9)              (67,811)
 Cost of insurance                (96,647)           (1,088,604)
                                ---------           -----------
 Net increase (decrease)
  in net assets resulting
  from unit transactions          537,158              (228,427)
                                ---------           -----------
 Net increase (decrease)
  in net assets                   355,948            (2,190,607)
NET ASSETS:
 Beginning of period              616,403            14,950,390
                                ---------           -----------
 End of period                   $972,351           $12,759,783
                                =========           ===========

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- UNAUDITED -- (CONTINUED)
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2011

-------------------------------------------------------------------------------

                                                                                           HARTFORD
                                              HARTFORD              HARTFORD             INTERNATIONAL
                                             HIGH YIELD               INDEX              OPPORTUNITIES
                                              HLS FUND              HLS FUND               HLS FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $372,972                $20,349                 $9,691
 Net realized gain (loss) on security
  transactions                                   (2,284)               254,158                 43,019
 Capital gains income                                --                     --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the period                                   (438,467)            (3,685,944)            (4,101,564)
                                             ----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                     (67,779)            (3,411,437)            (4,048,854)
                                             ----------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                      550,475              1,612,036              1,088,738
 Net transfers                                  837,725             (2,884,635)              (102,637)
 Surrenders for benefit payments and
  fees                                         (130,870)              (931,562)              (888,678)
 Net loan activity                               (8,493)               (90,834)               (26,558)
 Cost of insurance                             (358,540)            (1,335,327)              (881,875)
                                             ----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions              890,297             (3,630,322)              (811,010)
                                             ----------            -----------            -----------
 Net increase (decrease) in net assets          822,518             (7,041,759)            (4,859,864)
NET ASSETS:
 Beginning of period                          3,259,015             43,093,033             22,998,858
                                             ----------            -----------            -----------
 End of period                               $4,081,533            $36,051,274            $18,138,994
                                             ==========            ===========            ===========

                                             HARTFORD
                                          SMALL/MID CAP           HARTFORD
                                              EQUITY               MIDCAP
                                             HLS FUND             HLS FUND
                                           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -----------------------------------------
OPERATIONS:
 Net investment income                           $ --                $65,381
 Net realized gain (loss) on security
  transactions                                    154                 30,050
 Capital gains income                          28,888                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the period                                  (82,669)            (5,584,587)
                                             --------            -----------
 Net increase (decrease) in net assets
  resulting from operations                   (53,627)            (5,489,156)
                                             --------            -----------
UNIT TRANSACTIONS:
 Purchases                                     40,134              1,011,617
 Net transfers                                 94,424               (922,617)
 Surrenders for benefit payments and
  fees                                           (783)            (1,005,389)
 Net loan activity                                (13)              (146,755)
 Cost of insurance                            (29,235)              (897,988)
                                             --------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            104,527             (1,961,132)
                                             --------            -----------
 Net increase (decrease) in net assets         50,900             (7,450,288)
NET ASSETS:
 Beginning of period                          277,545             33,325,793
                                             --------            -----------
 End of period                               $328,445            $25,875,505
                                             ========            ===========

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- UNAUDITED -- (CONTINUED)
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2011

-------------------------------------------------------------------------------

                                              HARTFORD              HARTFORD               HARTFORD
                                            MIDCAP VALUE          MONEY MARKET           SMALL COMPANY
                                              HLS FUND              HLS FUND               HLS FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                             $620                   $ --                   $ --
 Net realized gain (loss) on security
  transactions                                  (30,037)                    --                 (7,465)
 Capital gains income                                --                     --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the period                                 (1,117,419)                    --             (1,954,321)
                                             ----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                  (1,146,836)                    --             (1,961,786)
                                             ----------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                      199,499             40,630,468                594,010
 Net transfers                                 (123,607)           (19,132,917)              (236,749)
 Surrenders for benefit payments and
  fees                                         (198,706)           (16,883,840)              (639,008)
 Net loan activity                               (1,479)              (408,409)               (40,670)
 Cost of insurance                             (206,414)            (4,052,702)              (553,990)
                                             ----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (330,707)               152,600               (876,407)
                                             ----------            -----------            -----------
 Net increase (decrease) in net assets       (1,477,543)               152,600             (2,838,193)
NET ASSETS:
 Beginning of period                          6,476,798             52,267,897             17,917,684
                                             ----------            -----------            -----------
 End of period                               $4,999,255            $52,420,497            $15,079,491
                                             ==========            ===========            ===========

                                              HARTFORD              HARTFORD
                                          SMALLCAP GROWTH             STOCK
                                              HLS FUND              HLS FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  -------------------------------------------
OPERATIONS:
 Net investment income                            $ --                 $17,989
 Net realized gain (loss) on security
  transactions                                     305                  36,392
 Capital gains income                               --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the period                                   (20,878)             (4,725,840)
                                              --------             -----------
 Net increase (decrease) in net assets
  resulting from operations                    (20,573)             (4,671,459)
                                              --------             -----------
UNIT TRANSACTIONS:
 Purchases                                      20,737               1,880,897
 Net transfers                                  53,008              (1,758,098)
 Surrenders for benefit payments and
  fees                                              --              (1,281,811)
 Net loan activity                                  --                (125,188)
 Cost of insurance                              (9,199)             (1,495,059)
                                              --------             -----------
 Net increase (decrease) in net assets
  resulting from unit transactions              64,546              (2,779,259)
                                              --------             -----------
 Net increase (decrease) in net assets          43,973              (7,450,718)
NET ASSETS:
 Beginning of period                            76,554              40,377,425
                                              --------             -----------
 End of period                                $120,527             $32,926,707
                                              ========             ===========

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- UNAUDITED -- (CONTINUED)
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2011

-------------------------------------------------------------------------------

                                              HARTFORD
                                          U.S. GOVERNMENT           HARTFORD            LORD ABBETT
                                             SECURITIES               VALUE             FUNDAMENTAL
                                              HLS FUND              HLS FUND          EQUITY PORTFOLIO
                                            SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $197,138                 $8,936                $ --
 Net realized gain (loss) on security
  transactions                                  (13,229)                45,236                (197)
 Capital gains income                                --                     --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the period                                     83,690             (2,371,000)            (27,471)
                                             ----------            -----------            --------
 Net increase (decrease) in net assets
  resulting from operations                     267,599             (2,316,828)            (27,668)
                                             ----------            -----------            --------
UNIT TRANSACTIONS:
 Purchases                                      417,857              1,277,411              29,283
 Net transfers                                 (144,382)              (475,337)            136,559
 Surrenders for benefit payments and
  fees                                         (176,960)              (473,651)                (76)
 Net loan activity                                 (236)               (69,026)                 --
 Cost of insurance                             (371,045)            (1,013,284)            (14,260)
                                             ----------            -----------            --------
 Net increase (decrease) in net assets
  resulting from unit transactions             (274,766)              (753,887)            151,506
                                             ----------            -----------            --------
 Net increase (decrease) in net assets           (7,167)            (3,070,715)            123,838
NET ASSETS:
 Beginning of period                          7,291,233             17,659,958              32,501
                                             ----------            -----------            --------
 End of period                               $7,284,066            $14,589,243            $156,339
                                             ==========            ===========            ========


                                            LORD ABBETT           LORD ABBETT
                                         CAPITAL STRUCTURE       BOND-DEBENTURE
                                             PORTFOLIO             PORTFOLIO
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
OPERATIONS:
 Net investment income                             $434                $1,750
 Net realized gain (loss) on security
  transactions                                   (2,288)                8,942
 Capital gains income                                --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the period                                   (174,506)              (62,315)
                                             ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                    (176,360)              (51,623)
                                             ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                      175,807               555,355
 Net transfers                                   16,797              (385,582)
 Surrenders for benefit payments and
  fees                                               --              (270,552)
 Net loan activity                                1,125               (16,517)
 Cost of insurance                             (114,723)             (406,481)
                                             ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions               79,006              (523,777)
                                             ----------            ----------
 Net increase (decrease) in net assets          (97,354)             (575,400)
NET ASSETS:
 Beginning of period                          1,874,086             6,461,025
                                             ----------            ----------
 End of period                               $1,776,732            $5,885,625
                                             ==========            ==========

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- UNAUDITED -- (CONTINUED)
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2011

-------------------------------------------------------------------------------

                                            LORD ABBETT
                                             GROWTH AND
                                               INCOME             MFS GROWTH        MFS INVESTORS
                                             PORTFOLIO              SERIES           TRUST SERIES
                                            SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                             $ --                $130              $4,572
 Net realized gain (loss) on security
  transactions                                     (624)                509               4,536
 Capital gains income                                --                  --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the period                                   (315,526)             (8,595)            (64,582)
                                             ----------            --------            --------
 Net increase (decrease) in net assets
  resulting from operations                    (316,150)             (7,956)            (55,474)
                                             ----------            --------            --------
UNIT TRANSACTIONS:
 Purchases                                      172,839              14,381              35,758
 Net transfers                                  179,437              66,213              42,229
 Surrenders for benefit payments and
  fees                                          (53,473)                 --             (35,803)
 Net loan activity                                  702                  --                  (6)
 Cost of insurance                             (149,517)            (12,940)            (45,102)
                                             ----------            --------            --------
 Net increase (decrease) in net assets
  resulting from unit transactions              149,988              67,654              (2,924)
                                             ----------            --------            --------
 Net increase (decrease) in net assets         (166,162)             59,698             (58,398)
NET ASSETS:
 Beginning of period                          1,959,099              63,933             491,514
                                             ----------            --------            --------
 End of period                               $1,792,937            $123,631            $433,116
                                             ==========            ========            ========


                                              MFS NEW              MFS TOTAL
                                          DISCOVERY SERIES       RETURN SERIES
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
OPERATIONS:
 Net investment income                             $ --              $227,260
 Net realized gain (loss) on security
  transactions                                    3,891                38,964
 Capital gains income                           240,500                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the period                                   (580,963)             (687,487)
                                             ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                    (336,572)             (421,263)
                                             ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                       72,408               830,009
 Net transfers                                 (157,579)              (11,662)
 Surrenders for benefit payments and
  fees                                         (166,776)             (808,451)
 Net loan activity                               (1,443)               (4,094)
 Cost of insurance                              (66,005)             (526,940)
                                             ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (319,395)             (521,138)
                                             ----------            ----------
 Net increase (decrease) in net assets         (655,967)             (942,401)
NET ASSETS:
 Beginning of period                          2,154,360             9,042,990
                                             ----------            ----------
 End of period                               $1,498,393            $8,100,589
                                             ==========            ==========

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- UNAUDITED -- (CONTINUED)
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2011

-------------------------------------------------------------------------------

                                                                                             INVESCO
                                                                                         VAN KAMPEN V.I.
                                              MFS VALUE            MFS RESEARCH            EQUITY AND
                                               SERIES               BOND SERIES            INCOME FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT        SUB-ACCOUNT (G)(H)
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $185,495               $347,948                 $414
 Net realized gain (loss) on security
  transactions                                     1,421                  1,293                   51
 Capital gains income                             50,172                149,780                   13
 Net unrealized appreciation
  (depreciation) of investments during
  the period                                  (1,600,537)                89,140               (2,355)
                                             -----------            -----------              -------
 Net increase (decrease) in net assets
  resulting from operations                   (1,363,449)               588,161               (1,877)
                                             -----------            -----------              -------
UNIT TRANSACTIONS:
 Purchases                                     1,708,601              1,392,886                2,036
 Net transfers                                 1,367,587              4,967,258                   --
 Surrenders for benefit payments and
  fees                                          (318,191)              (357,215)                  --
 Net loan activity                               (54,614)                (7,123)                  --
 Cost of insurance                            (1,016,448)              (885,572)                (557)
                                             -----------            -----------              -------
 Net increase (decrease) in net assets
  resulting from unit transactions             1,686,935              5,110,234                1,479
                                             -----------            -----------              -------
 Net increase (decrease) in net assets           323,486              5,698,395                 (398)
NET ASSETS:
 Beginning of period                          11,213,762              7,991,946               17,228
                                             -----------            -----------              -------
 End of period                               $11,537,248            $13,690,341              $16,830
                                             ===========            ===========              =======


                                          UIF CORE PLUS       UIF EMERGING
                                           FIXED INCOME       MARKETS DEBT
                                            PORTFOLIO           PORTFOLIO
                                           SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  -------------------------------------
OPERATIONS:
 Net investment income                         $9,622               $964
 Net realized gain (loss) on security
  transactions                                    100                (16)
 Capital gains income                              --                300
 Net unrealized appreciation
  (depreciation) of investments during
  the period                                    1,311               (741)
                                             --------            -------
 Net increase (decrease) in net assets
  resulting from operations                    11,033                507
                                             --------            -------
UNIT TRANSACTIONS:
 Purchases                                      4,179                 --
 Net transfers                                     --                 --
 Surrenders for benefit payments and
  fees                                             --                 --
 Net loan activity                                 --                 --
 Cost of insurance                             (8,831)              (869)
                                             --------            -------
 Net increase (decrease) in net assets
  resulting from unit transactions             (4,652)              (869)
                                             --------            -------
 Net increase (decrease) in net assets          6,381               (362)
NET ASSETS:
 Beginning of period                          260,191             26,555
                                             --------            -------
 End of period                               $266,572            $26,193
                                             ========            =======

(g) Effective April 29, 2011 Invesco V.I. Select Dimensions Balanced Fund merged with Invesco Van Kampen V.I. Equity and Income Fund.

(h) From inception April 29, 2011 to September 30, 2011.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- UNAUDITED -- (CONTINUED)
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2011

-------------------------------------------------------------------------------

                                                                                         INVESCO
                                           UIF EMERGING          UIF MID CAP         VAN KAMPEN V. I.
                                          MARKETS EQUITY            GROWTH               MID CAP
                                             PORTFOLIO            PORTFOLIO             VALUE FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                           $150                 $4,921               $18,526
 Net realized gain (loss) on security
  transactions                                    (36)               (20,174)               26,985
 Capital gains income                              --                    829                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the period                                   (8,116)              (211,194)             (462,594)
                                              -------             ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                    (8,002)              (225,618)             (417,083)
                                              -------             ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                         --                190,216               202,366
 Net transfers                                     --                193,445                22,027
 Surrenders for benefit payments and
  fees                                             --                (50,535)              (66,484)
 Net loan activity                                 --                 (1,008)                  (64)
 Cost of insurance                             (1,101)              (147,283)             (126,628)
                                              -------             ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (1,101)               184,835                31,217
                                              -------             ----------            ----------
 Net increase (decrease) in net assets         (9,103)               (40,783)             (385,866)
NET ASSETS:
 Beginning of period                           39,645              1,784,287             2,880,839
                                              -------             ----------            ----------
 End of period                                $30,542             $1,743,504            $2,494,973
                                              =======             ==========            ==========

                                                                   MORGAN STANLEY
                                          MORGAN STANLEY --           MID CAP
                                             FOCUS GROWTH              GROWTH
                                              PORTFOLIO              PORTFOLIO
                                             SUB-ACCOUNT          SUB-ACCOUNT (I)
--------------------------------------  --------------------------------------------
OPERATIONS:
 Net investment income                             $ --                   $ --
 Net realized gain (loss) on security
  transactions                                      158                    747
 Capital gains income                                --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the period                                     (1,739)                    --
                                               --------               --------
 Net increase (decrease) in net assets
  resulting from operations                      (1,581)                   747
                                               --------               --------
UNIT TRANSACTIONS:
 Purchases                                        2,416                  1,224
 Net transfers                                       --                 (1,901)
 Surrenders for benefit payments and
  fees                                               --                     --
 Net loan activity                                   --                     --
 Cost of insurance                                 (853)                   (70)
                                               --------               --------
 Net increase (decrease) in net assets
  resulting from unit transactions                1,563                   (747)
                                               --------               --------
 Net increase (decrease) in net assets              (18)                    --
NET ASSETS:
 Beginning of period                             19,559                     --
                                               --------               --------
 End of period                                  $19,541                   $ --
                                               ========               ========

(i) Initially Funded as of February 22, 2011, no units outstanding as of September 30, 2011.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- UNAUDITED -- (CONTINUED)
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2011

-------------------------------------------------------------------------------

                                                                                      INVESCO V.I. SELECT
                                          MORGAN STANLEY --     MORGAN STANLEY --         DIMENSIONS
                                           FLEXIBLE INCOME         MONEY MARKET        EQUALLY-WEIGHTED
                                              PORTFOLIO             PORTFOLIO            S&P 500 FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                            $983                    $14                  $462
 Net realized gain (loss) on security
  transactions                                     732                     --                   543
 Capital gains income                               --                     --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the period                                    (1,250)                    --                (4,055)
                                               -------               --------               -------
 Net increase (decrease) in net assets
  resulting from operations                        465                     14                (3,050)
                                               -------               --------               -------
UNIT TRANSACTIONS:
 Purchases                                       2,417                  2,661                 5,605
 Net transfers                                      --                 11,540                (2,721)
 Surrenders for benefit payments and
  fees                                         (15,985)               (67,378)                   (1)
 Net loan activity                                  --                     --                    --
 Cost of insurance                                (997)                (7,560)               (1,808)
                                               -------               --------               -------
 Net increase (decrease) in net assets
  resulting from unit transactions             (14,565)               (60,737)                1,075
                                               -------               --------               -------
 Net increase (decrease) in net assets         (14,100)               (60,723)               (1,975)
NET ASSETS:
 Beginning of period                            31,570                204,619                28,414
                                               -------               --------               -------
 End of period                                 $17,470               $143,896               $26,439
                                               =======               ========               =======

                                            OPPENHEIMER
                                              CAPITAL             OPPENHEIMER
                                            APPRECIATION       GLOBAL SECURITIES
                                              FUND/VA               FUND/VA
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
OPERATIONS:
 Net investment income                           $3,114               $22,900
 Net realized gain (loss) on security
  transactions                                     (542)               (4,236)
 Capital gains income                                --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the period                                   (290,475)             (329,358)
                                             ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                    (287,903)             (310,694)
                                             ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                      167,953               154,919
 Net transfers                                  (46,334)               63,877
 Surrenders for benefit payments and
  fees                                          (58,291)             (217,937)
 Net loan activity                                   --                (7,972)
 Cost of insurance                             (121,941)             (121,553)
                                             ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions              (58,613)             (128,666)
                                             ----------            ----------
 Net increase (decrease) in net assets         (346,516)             (439,360)
NET ASSETS:
 Beginning of period                          2,876,559             2,293,782
                                             ----------            ----------
 End of period                               $2,530,043            $1,854,422
                                             ==========            ==========

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- UNAUDITED -- (CONTINUED)
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2011

-------------------------------------------------------------------------------

                                                    OPPENHEIMER
                               OPPENHEIMER          MAIN STREET          OPPENHEIMER
                               MAIN STREET        SMALL- & MID-CAP          VALUE
                                 FUND/VA              FUND/VA              FUND/VA
                               SUB-ACCOUNT        SUB-ACCOUNT (J)        SUB-ACCOUNT
---------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income             $4,360                $7,496               $397
 Net realized gain (loss)
  on security
  transactions                        289                31,938                 98
 Capital gains income                  --                    --                 --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  period                          (86,146)             (334,828)            (6,467)
                                 --------            ----------            -------
 Net increase (decrease)
  in net assets resulting
  from operations                 (81,497)             (295,394)            (5,972)
                                 --------            ----------            -------
UNIT TRANSACTIONS:
 Purchases                         62,202               251,125              1,985
 Net transfers                      4,646               (51,190)               (24)
 Surrenders for benefit
  payments and fees                    --               (29,629)                --
 Net loan activity                   (494)               (5,516)                --
 Cost of insurance                (39,662)             (176,322)            (3,372)
                                 --------            ----------            -------
 Net increase (decrease)
  in net assets resulting
  from unit transactions           26,692               (11,532)            (1,411)
                                 --------            ----------            -------
 Net increase (decrease)
  in net assets                   (54,805)             (306,926)            (7,383)
NET ASSETS:
 Beginning of period              760,746             2,015,506             46,059
                                 --------            ----------            -------
 End of period                   $705,941            $1,708,580            $38,676
                                 ========            ==========            =======


                                 PUTNAM VT            PUTNAM VT
                                DIVERSIFIED          GLOBAL ASSET
                                INCOME FUND        ALLOCATION FUND
                                SUB-ACCOUNT          SUB-ACCOUNT
--------------------------  ----------------------------------------
OPERATIONS:
 Net investment income             $731,580             $23,221
 Net realized gain (loss)
  on security
  transactions                        3,183                 168
 Capital gains income                    --                  --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  period                         (1,013,901)            (59,652)
                                 ----------            --------
 Net increase (decrease)
  in net assets resulting
  from operations                  (279,138)            (36,263)
                                 ----------            --------
UNIT TRANSACTIONS:
 Purchases                          571,778               1,505
 Net transfers                     (302,724)                 --
 Surrenders for benefit
  payments and fees                 (73,592)               (480)
 Net loan activity                  (21,211)                 --
 Cost of insurance                 (459,338)            (13,094)
                                 ----------            --------
 Net increase (decrease)
  in net assets resulting
  from unit transactions           (285,087)            (12,069)
                                 ----------            --------
 Net increase (decrease)
  in net assets                    (564,225)            (48,332)
NET ASSETS:
 Beginning of period              7,705,737             509,935
                                 ----------            --------
 End of period                   $7,141,512            $461,603
                                 ==========            ========

(j) Formerly Oppenheimer Main Street Small Cap Fund/VA. Change effective April 29, 2011.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- UNAUDITED -- (CONTINUED)
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2011

-------------------------------------------------------------------------------

                                             PUTNAM VT             PUTNAM VT            PUTNAM VT
                                               GLOBAL              GROWTH AND         GLOBAL HEALTH
                                            EQUITY FUND           INCOME FUND           CARE FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $75,212              $170,764              $6,782
 Net realized gain (loss) on security
  transactions                                  (97,779)             (335,092)              1,789
 Capital gains income                                --                    --              16,267
 Net unrealized appreciation
  (depreciation) of investments during
  the period                                   (385,675)           (1,526,347)            (69,707)
                                             ----------            ----------            --------
 Net increase (decrease) in net assets
  resulting from operations                    (408,242)           (1,690,675)            (44,869)
                                             ----------            ----------            --------
UNIT TRANSACTIONS:
 Purchases                                      193,265               512,256                  --
 Net transfers                                 (133,479)             (236,728)             (5,183)
 Surrenders for benefit payments and
  fees                                          (53,145)             (487,743)             (4,321)
 Net loan activity                              (51,062)             (100,578)                 --
 Cost of insurance                              (80,906)             (423,777)            (13,880)
                                             ----------            ----------            --------
 Net increase (decrease) in net assets
  resulting from unit transactions             (125,327)             (736,570)            (23,384)
                                             ----------            ----------            --------
 Net increase (decrease) in net assets         (533,569)           (2,427,245)            (68,253)
NET ASSETS:
 Beginning of period                          3,317,344            11,806,839             615,900
                                             ----------            ----------            --------
 End of period                               $2,783,775            $9,379,594            $547,647
                                             ==========            ==========            ========

                                             PUTNAM VT
                                                HIGH               PUTNAM VT
                                             YIELD FUND           INCOME FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
OPERATIONS:
 Net investment income                         $771,651              $625,867
 Net realized gain (loss) on security
  transactions                                   28,061                13,248
 Capital gains income                                --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the period                                 (1,179,069)             (323,454)
                                             ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                    (379,357)              315,661
                                             ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                      284,050               254,944
 Net transfers                                 (339,654)             (246,273)
 Surrenders for benefit payments and
  fees                                         (261,399)             (229,897)
 Net loan activity                                   98               (15,090)
 Cost of insurance                             (337,210)             (261,879)
                                             ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (654,115)             (498,195)
                                             ----------            ----------
 Net increase (decrease) in net assets       (1,033,472)             (182,534)
NET ASSETS:
 Beginning of period                         10,120,431             7,383,849
                                             ----------            ----------
 End of period                               $9,086,959            $7,201,315
                                             ==========            ==========

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- UNAUDITED -- (CONTINUED)
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2011

-------------------------------------------------------------------------------

                                               PUTNAM              PUTNAM VT             PUTNAM VT
                                           INTERNATIONAL         INTERNATIONAL         INTERNATIONAL
                                             VALUE FUND           EQUITY FUND           GROWTH FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $56,480              $331,751               $9,510
 Net realized gain (loss) on security
  transactions                                  (14,586)              (62,274)              (2,949)
 Capital gains income                                --                    --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the period                                   (404,227)           (2,195,702)             (81,459)
                                             ----------            ----------            ---------
 Net increase (decrease) in net assets
  resulting from operations                    (362,333)           (1,926,225)             (74,898)
                                             ----------            ----------            ---------
UNIT TRANSACTIONS:
 Purchases                                        3,287               398,956                   --
 Net transfers                                   (2,516)             (933,858)              (3,289)
 Surrenders for benefit payments and
  fees                                           (6,167)             (134,927)             (22,157)
 Net loan activity                                   --               (46,234)                  --
 Cost of insurance                              (46,174)             (289,828)              (6,396)
                                             ----------            ----------            ---------
 Net increase (decrease) in net assets
  resulting from unit transactions              (51,570)           (1,005,891)             (31,842)
                                             ----------            ----------            ---------
 Net increase (decrease) in net assets         (413,903)           (2,932,116)            (106,740)
NET ASSETS:
 Beginning of period                          2,116,518            10,318,467              384,326
                                             ----------            ----------            ---------
 End of period                               $1,702,615            $7,386,351             $277,586
                                             ==========            ==========            =========

                                                                PUTNAM VT
                                            PUTNAM VT             MONEY
                                          INVESTORS FUND       MARKET FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  -------------------------------------
OPERATIONS:
 Net investment income                         $4,416                 $6
 Net realized gain (loss) on security
  transactions                                 (1,269)                --
 Capital gains income                              --                 --
 Net unrealized appreciation
  (depreciation) of investments during
  the period                                  (38,236)                --
                                             --------            -------
 Net increase (decrease) in net assets
  resulting from operations                   (35,089)                 6
                                             --------            -------
UNIT TRANSACTIONS:
 Purchases                                      1,600                 --
 Net transfers                                   (395)                --
 Surrenders for benefit payments and
  fees                                         (1,249)            (3,999)
 Net loan activity                                 --                 --
 Cost of insurance                             (8,931)            (4,126)
                                             --------            -------
 Net increase (decrease) in net assets
  resulting from unit transactions             (8,975)            (8,125)
                                             --------            -------
 Net increase (decrease) in net assets        (44,064)            (8,119)
NET ASSETS:
 Beginning of period                          332,269             62,303
                                             --------            -------
 End of period                               $288,205            $54,184
                                             ========            =======

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- UNAUDITED -- (CONTINUED)
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2011

-------------------------------------------------------------------------------

                                             PUTNAM VT             PUTNAM VT            PUTNAM VT
                                             MULTI-CAP             SMALL CAP          GEORGE PUTNAM
                                            GROWTH FUND            VALUE FUND         BALANCED FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $28,871                $6,091              $4,997
 Net realized gain (loss) on security
  transactions                                   78,222                12,696              (3,236)
 Capital gains income                                --                    --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the period                                 (1,123,237)             (232,230)            (10,345)
                                             ----------            ----------            --------
 Net increase (decrease) in net assets
  resulting from operations                  (1,016,144)             (213,443)             (8,584)
                                             ----------            ----------            --------
UNIT TRANSACTIONS:
 Purchases                                      293,848               139,748                  --
 Net transfers                                 (600,936)              (85,695)             (5,042)
 Surrenders for benefit payments and
  fees                                         (170,252)              (18,012)             (3,384)
 Net loan activity                               (9,436)               (4,439)                 --
 Cost of insurance                             (183,602)              (69,480)             (7,303)
                                             ----------            ----------            --------
 Net increase (decrease) in net assets
  resulting from unit transactions             (670,378)              (37,878)            (15,729)
                                             ----------            ----------            --------
 Net increase (decrease) in net assets       (1,686,522)             (251,321)            (24,313)
NET ASSETS:
 Beginning of period                          7,630,604             1,274,893             220,849
                                             ----------            ----------            --------
 End of period                               $5,944,082            $1,023,572            $196,536
                                             ==========            ==========            ========

                                            PUTNAM VT
                                              GLOBAL             PUTNAM VT
                                          UTILITIES FUND        VOYAGER FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------
OPERATIONS:
 Net investment income                        $16,215               $37,206
 Net realized gain (loss) on security
  transactions                                 (1,838)           (1,216,044)
 Capital gains income                              --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the period                                  (48,852)           (2,199,178)
                                             --------            ----------
 Net increase (decrease) in net assets
  resulting from operations                   (34,475)           (3,378,016)
                                             --------            ----------
UNIT TRANSACTIONS:
 Purchases                                         --               648,010
 Net transfers                                     --            (1,288,862)
 Surrenders for benefit payments and
  fees                                             --              (975,568)
 Net loan activity                                 --                (6,603)
 Cost of insurance                            (16,089)             (509,678)
                                             --------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (16,089)           (2,132,701)
                                             --------            ----------
 Net increase (decrease) in net assets        (50,564)           (5,510,717)
NET ASSETS:
 Beginning of period                          445,167            15,497,196
                                             --------            ----------
 End of period                               $394,603            $9,986,479
                                             ========            ==========

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- UNAUDITED -- (CONTINUED)
FOR THE NINE MONTHS ENDED SEPTEMBER 30, 2011

-------------------------------------------------------------------------------

                                                                                       INVESCO
                                              PUTNAM VT           PUTNAM VT        VAN KAMPEN V.I.         INVESCO
                                               CAPITAL              EQUITY            GROWTH AND       VAN KAMPEN V.I.
                                          OPPORTUNITIES FUND     INCOME FUND         INCOME FUND        COMSTOCK FUND
                                             SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                            $2,051             $36,753             $14,596             $75,698
 Net realized gain (loss) on security
  transactions                                    28,566               8,198                (812)              1,345
 Capital gains income                                 --                  --                  --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the period                                    (283,429)           (292,918)           (199,178)           (790,854)
                                              ----------          ----------          ----------          ----------
 Net increase (decrease) in net assets
  resulting from operations                     (252,812)           (247,967)           (185,394)           (713,811)
                                              ----------          ----------          ----------          ----------
UNIT TRANSACTIONS:
 Purchases                                        79,064             245,936             188,349             358,440
 Net transfers                                  (198,014)            506,633             160,642               1,745
 Surrenders for benefit payments and
  fees                                           (11,736)            (13,927)            (13,891)           (109,478)
 Net loan activity                                  (797)                 --                (731)                 --
 Cost of insurance                              (124,860)           (127,987)           (128,502)           (260,064)
                                              ----------          ----------          ----------          ----------
 Net increase (decrease) in net assets
  resulting from unit transactions              (256,343)            610,655             205,867              (9,357)
                                              ----------          ----------          ----------          ----------
 Net increase (decrease) in net assets          (509,155)            362,688              20,473            (723,168)
NET ASSETS:
 Beginning of period                           1,597,180           1,734,027           1,200,956           5,728,634
                                              ----------          ----------          ----------          ----------
 End of period                                $1,088,025          $2,096,715          $1,221,429          $5,005,466
                                              ==========          ==========          ==========          ==========

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- UNAUDITED

-------------------------------------------------------------------------------

1.   ORGANIZATION:

    Separate Account VL II ("the Account") is a separate investment account within Hartford Life and Annuity Insurance Company ("the Sponsor Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The variable annuity contract owners of the Sponsor Company direct their deposits into various investment options (the "Sub-Accounts") within the Account.

    The accompanying financial statements and notes as of September 30, 2011, and for the nine months ended September 30, 2011 are unaudited. These financial statements reflect all adjustments (consisting only of normal accruals) which are, in the opinion of management, necessary for the fair presentation of the financial position, results of operations and changes in net assets for the interim period. These financial statements and notes should be read in conjunction with the financial statements of the Account as of December 31, 2010. The results of operations for the interim period should not be considered indicative of the results to be expected for the full year.

    The Account is comprised of the following Sub-Accounts : AllianceBernstein VPS Balanced Wealth Strategy Portfolio, AllianceBernstein VPS International Value Portfolio, AllianceBernstein VPS Small/Mid Cap Value Portfolio, AllianceBernstein VPS Value Portfolio, AllianceBernstein VPS International Growth Portfolio, Invesco V.I. Capital Appreciation Fund, Invesco V.I. Core Equity Fund, Investco V.I. High Yield Fund (merged with Invesco Van Kampen V.I. High Yield Fund), Invesco V.I. International Growth Fund, Invesco V.I. Mid Cap Core Equity Fund, Invesco V.I. Small Cap Equity Fund, Invesco V.I. Capital Development Fund, Invesco V.I. Global Real Estate Fund, Invesco V.I. Balanced Risk Allocation Fund (merged with (Invesco V.I. Global Multi-Asset
    Fund), Invesco V.I. Dividend Growth Fund (merged with Invesco V.I. Select Dimensions Dividend Growth Portfolio), AllianceBernstein VPS Real Estate Investment Portfolio, American Funds Global Bond Fund, American Funds Capital World Growth & Income Fund, American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds New World Fund, American Funds Global Small Capitalization Fund, Fidelity VIP Asset Manager Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio, Fidelity VIP Contrafund Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP Mid Cap Portfolio, Fidelity VIP Value Strategies Portfolio, Fidelity VIP Dynamic Capital Appreciation Portfolio, Fidelity VIP Freedom 2010 Portfolio, Fidelity VIP Freedom 2020 Portfolio, Fidelity VIP Freedom 2030 Portfolio, Fidelity VIP Strategic Income Portfolio, Franklin Rising Dividends Securities Fund, Franklin Income Securities Fund, Franklin Small-Mid Cap Growth Securities Fund, Franklin Small Cap Value Securities Fund, Franklin Strategic Income Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Templeton Growth Securities Fund, Mutual Global Discovery Securities Fund, Franklin Flex Cap Growth Securities Fund, Templeton Global Bond Securities Fund, Hartford Advisers HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Research HLS Fund, Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford Small/Mid Cap Equity HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, Lord Abbett Fundamental Equity Portfolio, Lord Abbett Capital Structure Portfolio, Lord Abbett Bond-Debenture Portfolio, Lord Abbett Growth and Income Portfolio, MFS Growth Series, MFS Investors Trust Series, MFS New Discovery Series, MFS Total Return Series, MFS Value Series, MFS Research Bond Series, Invesco Van Kampen V.I. Equity and Income Fund (merged with Invesco V.I. Select Dimensions Balanced Fund), UIF Core Plus Fixed Income Portfolio, UIF Emerging Markets Debt Portfolio, UIF Emerging Markets Equity

-------------------------------------------------------------------------------

    Portfolio, UIF Mid Cap Growth Portfolio, Invesco Van Kampen V.I. Mid Cap Value Fund, Morgan Stanley -- Focus Growth Portfolio, Morgan Stanley -- Mid Cap Growth Portfolio, Morgan Stanley -- Flexible Income Portfolio, Morgan Stanley -- Money Market Portfolio, Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Global Securities Fund/VA, Oppenheimer Main Street Fund/VA, Oppenheimer Main Street Small- & Mid-Cap Fund/VA (formerly Oppenheimer Main Street Small Cap Fund/VA), Oppenheimer Value Fund/VA, Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Equity Fund, Putnam VT Growth and Income Fund, Putnam VT Global Health Care Fund, Putnam VT High Yield Fund, Putnam VT Income Fund, Putnam International Value Fund, Putnam VT International Equity Fund, Putnam VT International Growth Fund, Putnam VT Investors Fund, Putnam VT Money Market Fund, Putnam VT Multi-Cap Growth Fund, Putnam VT Small Cap Value Fund, Putnam VT George Putnam Balanced Fund, Putnam VT Global Utilities Fund, Putnam VT Voyager Fund, Putnam VT Capital Opportunities Fund, Putnam VT Equity Income Fund, Invesco Van Kampen V.I. Growth and Income Fund and, Invesco Van Kampen V.I. Comstock Fund. The Sub-Accounts are invested in mutual fund (the "Funds") of the same name.

2.   SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America:

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the last in, first out method. Dividend income is either accrued daily or as of the ex-dividend date based upon the fund. Net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents dividends from the Funds, which are characterized as capital gains under tax regulations.

       b) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

       d) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimate is fair value measurements. Actual results could vary from the amounts derived from management's estimates.

       e) MORTALITY RISK -- Net assets allocated to contracts in the annuity period are computed according to certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company. All Sub-Accounts are currently in the accumulation phase.

       f) FAIR VALUE MEASUREMENTS -- The Account's investments are carried at fair value in the Account's financial statements. The investments in shares of the Funds are valued at the closing net asset value as determined by the appropriate Fund, which in turn value their investment securities at fair value, as of September 30, 2011.

       For financial instruments that are carried at fair value a hierarchy is used to place the instruments into three broad Levels (Level 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- UNAUDITED -- (CONTINUED)

-------------------------------------------------------------------------------

       LEVEL 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly liquid open ended management investment companies ("mutual funds").

       LEVEL 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

       LEVEL 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs as there is no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

       In certain cases, the inputs used to measure fair value fall into different levels of fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

       As of September 30, 2011, the Account invests in mutual funds which are carried at fair value and represent Level 1 investments under the Fair Value hierarchy levels. There were no Level 2 or Level 3 investments in the Account.

       h) ACCOUNTING FOR UNCERTAIN TAX PROVISIONS -- Management evaluates whether or not there are uncertain tax positions that require financial statement recognition, and has determined that no reserves for uncertain tax positions are required at September 30, 2011. The 2007 through 2010 tax years generally remain subject to examination by U.S. federal and most state tax authorities.

3.   ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

       a) COST OF INSURANCE -- In applicable, the Sponsor Company will make deductions for costs of insurance charges (COI) which relate to the death benefit component of the contract. The COI is calculated based on several factors including age, gender, risk class, timing of premium payments, investment performance of the Sub-Account, the death benefit amount, fees and charges assessed and outstanding policy loans. Because a contract's account value and death benefit may vary from month to month, the cost of insurance charge may also vary. These charges are deducted through surrender of units of interest from applicable contract owners' accounts and are included in cost of insurance on the accompanying statements of changes in net assets.

       b) MORTALITY AND EXPENSE RISK CHARGES -- The Sponsor Company, an issuer of variable annuity contracts, assesses mortality and expense risk charges and, with respect to the Account, receives a maximum annual fee of up to .80% of the Sub-Account's average daily net assets. These charges are deducted through surrender of units of interest from applicable contract owners' accounts and are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       c) ADMINISTRATIVE CHARGE -- The Sponsor Company will make certain deductions ranging from $10.00 to $30.00 plus $0.03 to $0.05 per month per $1,000, of the face amount at the policy issue date in supplemental fees for administrative services provided by the Sponsor Company. These charges are deducted through a surrender of units and are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       d) ISSUE CHARGE -- The Sponsor Company will charge an expense of $20 plus $0.05 per $1,000 of the initial face amount for issue charges. These charges are deducted through a surrender of units and are included in net loan activity in the accompanying statements of changes in net assets.

       e) RIDER CHARGES -- The Sponsor Company will charge an expense for various Rider charges, which are deducted through a surrender of units and are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

LIFE AND ACCIDENT AND HEALTH COMPANIES - ASSOCIATION EDITION

                                                                      [BAR CODE]
                                                             *71153201120100103*

                              QUARTERLY STATEMENT
                      AS OF SEPTEMBER 30, 2011 (Unaudited)
                      of the Condition and Affairs of the
                       HARTFORD LIFE AND ANNUITY INSURANCE
                                     COMPANY

NAIC Group Code 0091, 0091              NAIC Company Code 71153                                Employer's ID Number 39-1052598
      (Current Period) (Prior Period)

Organized under the Laws of             State of Domicile or Port of Entry Connecticut                  Country of Domicile US
   Connecticut

Incorporated/Organized
   January 9, 1956                               Commenced Business July 1, 1965

Statutory Home Office                   200 Hopmeadow Street Simsbury CT 06089-9793
                                        (STREET AND NUMBER) (CITY OR TOWN, STATE AND ZIP CODE)
Main Administrative Office              200 Hopmeadow Street Simsbury CT 06089-9793                                860-547-5000
                                        (STREET AND NUMBER) (CITY OR TOWN, STATE AND ZIP CODE)                    (AREA CODE)
                                                                                                                (TELEPHONE NUMBER)
Mail Address                            200 Hopmeadow Street Simsbury CT 06089-9793
                                        (STREET AND NUMBER OR P.O. BOX) (CITY OR TOWN, STATE AND ZIP CODE)
Primary Location of Books and Records   200 Hopmeadow Street Simsbury CT 06089-9793                                860-547-5000
                                        (STREET AND NUMBER) (CITY OR TOWN, STATE AND ZIP CODE)                    (AREA CODE)
                                                                                                                (TELEPHONE NUMBER)
Internet Web Site Address               www.thehartford.com
Statutory Statement Contact             Laurence L. Gibbs                                                          860-843-8846
                                        (NAME)                                                                     (AREA CODE)
                                                                                                                (TELEPHONE NUMBER)
                                                                                                                   (EXTENSION)
                                        statement.questions@thehartford.com                                        860-843-3884
                                        (E-MAIL ADDRESS)                                                           (FAX NUMBER)

                                    OFFICERS

           NAME                        TITLE
1.   David Nathan Levenson    CEO, COB and President
2.   James Michael Yanosy     SVP and Controller
3.   Terence David Shields    AVP & Corporate Secretary
4.   David Gerald Bedard #    SVP and Chief Financial Officer

                                      OTHER

Gregory Gerard McGreevey      EVP and Chief Investment Officer
George Evans Eknaian          SVP
Robert William Paiano         SVP and Treasurer
Craig Douglas Morrow          VP and Appointed Actuary

                              DIRECTORS OR TRUSTEES

David Gerald Bedard #
David Nathan Levenson
Mark Joseph Niland #

State of Connecticut
County of Hartford

The officers of this reporting entity being duly sworn, each depose and say that they are the described officers of said reporting entity, and that on the reporting period stated above, all of the herein described assets were the absolute property of the said reporting entity, free and clear from any liens or claims thereon, except as herein stated, and that this statement, together with related exhibits, schedules and explanations therein contained, annexed or referred to, is a full and true statement of all the assets and liabilities and of the condition and affairs of the said reporting entity as of the reporting period stated above, and of its income and deductions therefrom for the period ended, and have been completed in accordance with the NAIC ANNUAL STATEMENT INSTRUCTIONS and ACCOUNTING PRACTICES AND PROCEDURES manual except to the extent that: (1) state law may differ; or, (2) that state rules or regulations require differences in reporting not related to accounting practices and procedures according to the best of their information, knowledge and belief, respectively. Furthermore, the scope of this attestation by the described officers also includes the related corresponding electronic filing with the NAIC, when required, that is an exact copy (except for formatting differences due to electronic filing) of the enclosed statement. The electronic filing may be requested by various regulators in lieu of or in addition to the enclosed statement.


      /s/ David Nathan Levenson                  /s/ James Michael Yanosy                    /s/ Terence David Shields
----------------------------------------   ----------------------------------------   ----------------------------------------
               (Signature)                                (Signature)                                (Signature)

         David Nathan Levenson                     James Michael Yanosy                          Terence David Shields
           1. (Printed Name)                          2. (Printed Name)                             3. (Printed Name)

        CEO, COB and President                       SVP and Controller                         AVP & Corporate Secretary
                (Title)                                    (Title)                                       (Title)

Subscribed and sworn to before me   a. Is this an original filing?              Yes |X| No |_|

This 7th day of November, 2015      b. If no:   1. State the amendment number   ---------------------------

                                                2. Date filed                   ---------------------------

                                                3. Number of pages attached     ---------------------------


/s/ Randolph A. Dalton
--------------------------------------------------------------------------
Randolph A. Dalton                                  Notary Public

My Commission Expires December 31, 2015

                                                    [NOTARY STAMP]

 Statement as of September 30, 2011 of the HARTFORD LIFE AND ANNUITY INSURANCE
                                     COMPANY (Unaudited)

                                     ASSETS

                                                                          CURRENT STATEMENT DATE
                                                              ------------------------------------------------
                                                                     1              2               3               4
                                                                                              NET ADMITTED      DECEMBER 31
                                                                               NONADMITTED       ASSETS        PRIOR YEAR NET
                                                                  ASSETS          ASSETS      (COLS. 1 - 2)   ADMITTED ASSETS
                                                              --------------   -----------   --------------   ---------------

1.    Bonds                                                   10,565,282,364             0   10,565,282,364     9,692,232,176
2.    Stocks:
      2.1 Preferred stocks                                         8,489,436             0        8,489,436         8,901,599
      2.2 Common stocks                                        1,004,308,104             0    1,004,308,104       749,400,917
3.    Mortgage loans on real estate:
      3.1 First liens                                            621,600,910             0      621,600,910       436,751,856
      3.2 Other than first liens                                           0             0                0                 0
4.    Real estate:
      4.1 Properties occupied by the company
          (less $0 encumbrances)                                  25,788,204             0       25,788,204        26,632,080
      4.2 Properties held for the production of
          income (less $0 encumbrances)                                    0             0                0                 0
      4.3 Properties held for sale (less $0
          encumbrances)                                                    0             0                0                 0
5.    Cash ($647,660,967), cash equivalents
      ($49,951,333) and short-term
      investments ($2,842,510,804)                             3,540,123,104             0    3,540,123,104     1,573,472,795
6.    Contract loans (including $0 premium notes)                370,458,673             0      370,458,673       364,509,200
7.    Derivatives                                              1,909,491,284             0    1,909,491,284       865,862,531
8.    Other invested assets                                      250,340,708             0      250,340,708       239,844,927
9.    Receivables for securities                                 138,247,927             0      138,247,927        26,516,566
10.   Securities lending reinvested collateral assets                      0             0                0                 0
11.   Aggregate write-ins for invested assets                              0             0                0                 0
                                                              --------------   -----------   --------------    --------------
12.   Subtotals, cash and invested assets (Lines
      1 to 11)                                                18,434,130,714             0   18,434,130,714    13,984,124,647
13.   Title plants less $0 charged off (for Title
      insurers only)                                                       0             0                0                 0
14.   Investment income due and accrued                          157,567,615             0      157,567,615       101,421,313
15.   Premiums and considerations:
      15.1 Uncollected premiums and agents' balances
           in the course of collection                             7,940,719             0        7,940,719        12,334,941
      15.2 Deferred premiums, agents' balances and
           installments booked but deferred and not
           yet due (including $0 earned but unbilled
           premiums)                                               5,220,137             0        5,220,137         5,219,984
      15.3 Accrued retrospective premiums                                  0             0                0                 0
16.   Reinsurance:
      16.1 Amounts recoverable from reinsurers                    35,339,336             0       35,339,336        30,695,750
      16.2 Funds held by or deposited with reinsured
           companies                                                       0             0                0                 0
      16.3 Other amounts receivable under reinsurance
           contracts                                             869,377,779             0      869,377,779        98,490,037
17.   Amounts receivable relating to uninsured plans                       0             0                0                 0
18.1  Current federal and foreign income tax
      recoverable and interest thereon                            69,463,011             0       69,463,011       307,271,561
18.2  Net deferred tax asset                                     968,253,829   452,530,082      515,723,747       544,413,174
19.   Guaranty funds receivable or on deposit                      2,738,995             0        2,738,995         2,738,995
20.   Electronic data processing equipment and software                    0             0                0                 0
21.   Furniture and equipment, including health care
      delivery assets ($0)                                                 0             0                0                 0
22.   Net adjustment in assets and liabilities due to
      foreign exchange rates                                               0             0                0                 0
23.   Receivables from parent, subsidiaries and
      affiliates                                                  13,512,796             0       13,512,796        26,596,241
24.   Health care ($0) and other amounts receivable                6,165,358     6,165,358                0                 0
25.   Aggregate write-ins for other than invested assets         294,692,759    17,183,223      277,509,536        93,626,274
                                                              --------------   -----------   --------------    --------------
26.   Total assets excluding Separate Accounts,
      Segregated Accounts and Protected Cell Accounts
      (Lines 12 through 25)                                   20,864,403,049   475,878,663   20,388,524,386    15,206,932,917
27.   From Separate Accounts, Segregated Accounts and
      Protected Cell Accounts                                 46,599,178,268             0   46,599,178,268    58,419,988,303
28.   Total (Lines 26 and 27)                                 67,463,581,317   475,878,663   66,987,702,654    73,626,921,220
                                                              ==============   ===========   ==============    ==============

                              DETAILS OF WRITE-INS

1101.                                                                      0             0                0                 0
1102.                                                                      0             0                0                 0
1103.                                                                      0             0                0                 0
1198. Summary of remaining write-ins for Line 11 from
      overflow page                                                        0             0                0                 0
1199. Totals (Lines 1101 thru 1103 plus 1198) (Line 11
      above)                                                               0             0                0                 0
                                                              --------------   -----------   --------------    --------------
2501. Disbursements and items not allocated                      268,265,411    17,181,608      251,083,803        67,964,691
2502. Reinsurance balances                                        26,425,733             0       26,425,733        25,661,583
2503. Other assets nonadmitted                                         1,615         1,615                0                 0
2598. Summary of remaining write-ins for Line 25 from
      overflow page                                                        0             0                0                 0
2599. Totals (Lines 2501 thru 2503 plus 2598) (Line
      25 above)                                                  294,692,759    17,183,223      277,509,536        93,626,274
                                                              --------------   -----------   --------------    --------------


                                       Q02

 Statement as of September 30, 2011 of the HARTFORD LIFE AND ANNUITY INSURANCE
                                     COMPANY (Unaudited)

                      LIABILITIES, SURPLUS AND OTHER FUNDS

                                                                                                  1                2
                                                                                               CURRENT        DECEMBER 31
                                                                                           STATEMENT DATE     PRIOR YEAR
                                                                                           --------------   --------------
1.    Aggregate reserve for life contracts $11,745,951,207 less $0
      included in Line 6.3 (including $6,972,717,340 Modco Reserve)                        11,745,951,207    8,785,422,541
2.    Aggregate reserve for accident and health contracts (including $0 Modco Reserve)          4,067,877        4,308,966
3.    Liability for deposit-type contracts (including $0 Modco Reserve)                        69,978,216       67,565,532
4.    Contract claims:
      4.1 Life                                                                                 45,999,745       41,532,168
      4.2 Accident and health                                                                     111,266          111,266
5.    Policyholders' dividends $0 and coupons $0 due and unpaid                                         0                0
6.    Provision for policyholders' dividends and coupons payable in following calendar year - estimated amounts:
      6.1 Dividends apportioned for payment (including $0 Modco)                                  843,756          876,497
      6.2 Dividends not yet apportioned (including $0 Modco)                                          841              995
      6.3 Coupons and similar benefits (including $0 Modco)                                             0                0
7.    Amount provisionally held for deferred dividend policies not included in Line 6                   0                0
8.    Premiums and annuity considerations for life and accident and health contracts
      received in advance less $0 discount; including $0 accident and health premiums             926,752          658,287
9.    Contract liabilities not included elsewhere:
      9.1 Surrender values on canceled contracts                                                        0                0
      9.2 Provision for experience rating refunds, including $0 accident and health             3,419,063        3,510,956
          experience rating refunds
      9.3 Other amounts payable on reinsurance, including $0 assumed and                      260,055,140      263,290,073
          $260,055,140 ceded
      9.4 Interest Maintenance Reserve                                                         45,957,481       43,795,716
10.   Commissions to agents due or accrued - life and annuity contracts $43,003,146,
      accident and health $0 and deposit-type contract funds $(61,779)                         42,941,367       53,291,614
11.   Commissions and expense allowances payable on reinsurance assumed                                 0                0
12.   General expenses due or accrued                                                          43,848,887       58,336,462
13.   Transfers to Separate Accounts due or accrued (net) (including $(877,933,275)
      accrued for expense allowances recognized in reserves, net of reinsured
      allowances)                                                                            (928,023,058)  (1,301,618,312)
14.   Taxes, licenses and fees due or accrued, excluding federal income taxes                   6,918,582        8,511,790
15.1  Current federal and foreign income taxes, including $0 on realized capital gains                  0                0
      (losses)
15.2  Net deferred tax liability                                                                        0                0
16.   Unearned investment income                                                                3,023,586        3,004,557
17.   Amounts withheld or retained by company as agent or trustee                               1,211,879        1,613,779
18.   Amounts held for agents' account, including $276,063 agents' credit balances                276,063          508,319
19.   Remittances and items not allocated                                                      88,327,398       78,655,878
20.   Net adjustment in assets and liabilities due to foreign exchange rates                            0                0
21.   Liability for benefits for employees and agents if not included above                             0                0
22.   Borrowed money $0 and interest thereon $0                                                         0                0
23.   Dividends to stockholders declared and unpaid                                                     0                0
24.   Miscellaneous liabilities:
      24.01 Asset valuation reserve                                                           161,302,095       16,559,135
      24.02 Reinsurance in unauthorized companies                                                   4,500            4,500
      24.03 Funds held under reinsurance treaties with unauthorized reinsurers              2,409,703,768    1,999,769,173
      24.04 Payable to parent, subsidiaries and affiliates                                     28,707,035       45,865,666
      24.05 Drafts outstanding                                                                137,303,312      184,079,600
      24.06 Liability for amounts held under uninsured plans                                            0                0
      24.07 Funds held under coinsurance                                                                0                0
      24.08 Derivatives                                                                        37,752,749       68,463,441
      24.09 Payable for securities                                                            225,406,557       10,087,871
      24.10 Payable for securities lending                                                              0                0
      24.11 Capital notes $0 and interest thereon $0                                                    0                0
25.   Aggregate write-ins for liabilities                                                   1,904,669,737      706,187,343
                                                                                           --------------   --------------
26.   Total liabilities excluding Separate Accounts business (Lines 1 to 25)               16,340,685,800   11,144,393,813
                                                                                           --------------   --------------
27.   From Separate Accounts statement                                                     46,599,178,268   58,419,988,303
                                                                                           --------------   --------------
28.   Total liabilities (Lines 26 and 27)                                                  62,939,864,068   69,564,382,116
                                                                                           --------------   --------------
29.   Common capital stock                                                                      2,500,000        2,500,000
30.   Preferred capital stock                                                                           0                0
31.   Aggregate write-ins for other than special surplus funds                                176,177,806      182,105,606
32.   Surplus notes                                                                                     0                0
33.   Gross paid in and contributed surplus                                                 2,891,975,877    2,890,696,495
34.   Aggregate write-ins for special surplus funds                                           171,907,915      181,471,058
35.   Unassigned funds (surplus)                                                              805,276,987      805,765,945
36.   Less treasury stock, at cost:
      36.1 0.000 shares common (value included in Line 29 $0)                                           0                0
      36.2 0.000 shares preferred (value included in Line 30 $0)                                        0                0
37.   Surplus (Total Lines 31 + 32 + 33 + 34 + 35 - 36) (including $0 in Separate
      Accounts Statement)                                                                   4,045,338,585    4,060,039,104
                                                                                           --------------   --------------
38.   Totals of Lines 29, 30 and 37                                                         4,047,838,585    4,062,539,104
                                                                                           --------------   --------------
39.   Totals of Lines 28 and 38 (Page 2, Line 28, Col. 3)                                  66,987,702,654   73,626,921,220
                                                                                           ==============   ==============

                              DETAILS OF WRITE-INS

2501. Collateral on derivatives                                                             1,888,066,201      714,453,727
2502. Miscellaneous liabilities                                                                15,149,546       16,430,482
2503. Accrued interest on derivatives in a liability position                                     888,042      (25,263,814)
2598. Summary of remaining write-ins for Line 25 from overflow page                               565,948          566,948
2599. Totals (Lines 2501 thru 2503 plus 2598) (Line 25 above)                               1,904,669,737      706,187,343
                                                                                           --------------   --------------
3101. Gain on inforce reinsurance                                                             176,177,806      182,105,606
3102.                                                                                                   0                0
3103.                                                                                                   0                0
3198. Summary of remaining write-ins for Line 31 from overflow page                                     0                0
3199. Totals (Lines 3101 thru 3103 plus 3198) (Line 31 above)                                 176,177,806      182,105,606
                                                                                           --------------   --------------
3401. Additional nonadmitted deferred tax asset                                               171,907,915      181,471,058
3402.                                                                                                   0                0
3403.                                                                                                   0                0
3498. Summary of remaining write-ins for Line 34 from overflow page                                     0                0
3499. Totals (Lines 3401 thru 3403 plus 3498) (Line 34 above)                                 171,907,915      181,471,058
                                                                                           --------------   --------------


                                       Q03

 Statement as of September 30, 2011 of the HARTFORD LIFE AND ANNUITY INSURANCE
                                     COMPANY (Unaudited)

                              SUMMARY OF OPERATIONS

                                                                                  1                2                  3
                                                                               CURRENT            PRIOR        PRIOR YEAR ENDED
                                                                            YEAR TO DATE      YEAR TO DATE        DECEMBER 31
                                                                           --------------    --------------    ----------------
1.  Premiums and annuity considerations for life and accident and health
    contracts                                                               1,002,923,055       774,742,638      1,110,039,826
2.  Considerations for supplementary contracts with life contingencies            259,964           112,022            590,222
3.  Net investment income                                                     471,629,495       430,965,856        651,852,402
4.  Amortization of Interest Maintenance Reserve (IMR)                          3,201,964         1,937,588         15,097,035
5.  Separate Accounts net gain from operations excluding unrealized
    gains or losses                                                                     0                 0                  0
6.  Commissions and expense allowances on reinsurance ceded                    22,388,408       113,722,752         90,333,930
7.  Reserve adjustments on reinsurance ceded                               (5,460,002,745)   (4,139,436,257)    (6,345,615,060)
8.  Miscellaneous Income:
    8.1 Income from fees associated with investment management,
        administration and contract guarantees from Separate Accounts         849,419,283       900,111,499      1,172,978,163
    8.2 Charges and fees for deposit-type contracts                                     0                 0                  0
    8.3 Aggregate write-ins for miscellaneous income                          169,921,455       185,441,652        290,070,247
                                                                           --------------    --------------     --------------
9.  Totals (Lines 1 to 8.3)                                                (2,940,259,122)   (1,732,402,250)    (3,014,653,235)
                                                                           --------------    --------------     --------------
10. Death benefits                                                            287,450,253       276,566,861        314,123,314
11. Matured endowments (excluding guaranteed annual pure endowments)              310,663           248,456            339,382
12. Annuity benefits                                                           83,825,770        69,697,020        382,822,863
13. Disability benefits and benefits under accident and health contracts        4,320,500         4,421,761          5,932,627
14. Coupons, guaranteed annual pure endowments and similar benefits                   112               112                112
15. Surrender benefits and withdrawals for life contracts                     204,077,459       207,212,443        283,345,881
16. Group conversions                                                                   0                 0                  0
17. Interest and adjustments on contract or deposit-type contract funds         5,205,716         4,908,308          7,673,904
18. Payments on supplementary contracts with life contingencies                 2,263,760         2,229,171          3,023,112
19. Increase in aggregate reserves for life and accident and health
    contracts                                                               2,954,672,514     1,533,056,316        648,536,025
                                                                           --------------    --------------     --------------
20. Totals (Lines 10 to 19)                                                 3,542,126,748     2,098,340,447      1,645,797,220
21. Commissions on premiums, annuity considerations and deposit-type
    contract funds (direct business only)                                     374,079,261       374,977,882        498,065,656
22. Commissions and expense allowances on reinsurance assumed                   7,515,083         8,799,228         11,333,276
23. General insurance expenses                                                226,216,942       263,886,337        367,574,662
24. Insurance taxes, licenses and fees, excluding federal income taxes         29,298,503        25,569,327         35,437,490
25. Increase in loading on deferred and uncollected premiums                   (1,998,843)       (6,575,064)        (5,027,450)
26. Net transfers to or (from) Separate Accounts net of reinsurance        (5,899,632,039)   (4,274,283,305)    (6,144,421,221)
27. Aggregate write-ins for deductions                                        (81,479,458)      (93,054,570)      (127,453,132)
                                                                           --------------    --------------     --------------
28. Totals (Lines 20 to 27)                                                (1,803,873,804)   (1,602,339,717)    (3,718,693,499)
                                                                           --------------    --------------     --------------
29. Net gain from operations before dividends to policyholders and
    federal income taxes (Line 9 minus Line 28)                            (1,136,385,318)     (130,062,532)       704,040,264
30. Dividends to policyholders                                                    620,397           623,435            874,032
                                                                           --------------    --------------     --------------
31. Net gain from operations after dividends to policyholders and before
    federal income taxes (Line 29 minus Line 30)                           (1,137,005,715)     (130,685,968)       703,166,232
32. Federal and foreign income taxes incurred (excluding tax on capital
    gains)                                                                     89,208,744        16,631,870        (65,495,355)
                                                                           --------------    --------------     --------------
33. Net gain from operations after dividends to policyholders and federal income taxes and before realized capital gains or
    (losses) (Line 31 minus Line 32)                                       (1,226,214,459)     (147,317,838)       768,661,587
34. Net realized capital gains (losses) (excluding gains (losses)
    transferred to the IMR) less capital gains tax of $772,075
    (excluding taxes of $2,378,732 transferred to the IMR)                    149,070,268      (371,540,944)      (688,717,817)
                                                                           --------------    --------------     --------------
35. Net income (Line 33 plus Line 34)                                      (1,077,144,190)     (518,858,782)        79,943,770
                                                                           ==============    ==============     ==============

                           CAPITAL AND SURPLUS ACCOUNT

36. Capital and surplus, December 31, prior year                            4,062,539,104     4,085,600,515      4,085,600,515
37. Net income (Line 35)                                                   (1,077,144,190)     (518,858,782)        79,943,770
38. Change in net unrealized capital gains (losses) less capital gains
    tax of $405,875,329                                                       533,037,668       256,620,874       (342,230,129)
39. Change in net unrealized foreign exchange capital gain (loss)             299,846,308        56,925,000        151,724,446
40. Change in net deferred income tax                                         559,528,277       255,119,889         47,041,083
41. Change in nonadmitted assets                                             (171,014,061)       10,575,239        211,752,886
42. Change in liability for reinsurance in unauthorized companies                       0                 0          4,736,976
43. Change in reserve on account of change in valuation basis,
    (increase) or decrease                                                              0                 0                  0
44. Change in asset valuation reserve                                        (144,742,960)       (1,158,677)         9,004,550
45. Change in treasury stock                                                            0                 0                  0
46. Surplus (contributed to) withdrawn from Separate Accounts during
    period                                                                              0                 0                  0
47. Other changes in surplus in Separate Accounts Statement                             0                 0                  0
48. Change in surplus notes                                                             0                 0                  0
49. Cumulative effect of changes in accounting principles                               0                 0                  0
50. Capital changes:
    50.1 Paid in                                                                        0                 0                  0
    50.2 Transferred from surplus (Stock Dividend)                                      0                 0                  0
    50.3 Transferred to surplus                                                         0                 0                  0
51. Surplus adjustment:
    51.1 Paid in                                                                1,279,383           967,700          1,488,280
    51.2 Transferred to capital (Stock Dividend)                                        0                 0                  0
    51.3 Transferred from capital                                                       0                 0                  0
    51.4 Change in surplus as a result of reinsurance                                   0                 0                  0
52. Dividends to stockholders                                                           0                 0        (72,000,000)
53. Aggregate write-ins for gains and losses in surplus                       (15,490,943)       (5,820,939)      (114,523,273)
                                                                           --------------    --------------     --------------
54. Net change in capital and surplus (Lines 37 through 53)                   (14,700,519)       54,370,304        (23,061,411)
                                                                           --------------    --------------     --------------
55. Capital and surplus as of statement date (Lines 36 + 54)                4,047,838,585     4,139,970,819      4,062,539,104
                                                                           ==============    ==============     ==============

                              DETAILS OF WRITE-INS

08.301. Other investment management fees                                      109,782,707       121,635,014        200,516,414
08.302. Separate Account loads                                                 54,966,099        57,728,297         78,805,277
08.303. Miscellaneous income                                                    5,172,649         6,078,341         10,748,556
08.398. Summary of remaining write-ins for Line 8.3 from overflow page                  0                 0                  0
08.399. Totals (Lines 08.301 thru 08.303 plus 08.398) (Line 8.3 above)        169,921,455       185,441,652        290,070,247
                                                                           --------------    --------------     --------------
  2701. MODCO adjustment                                                     (159,532,713)     (177,486,342)      (236,815,941)
  2702. Miscellanous deductions                                                78,053,255        84,801,219        109,843,910
  2703. Change in provision for experience refunds                                      0          (369,447)          (481,101)
  2798. Summary of remaining write-ins for Line 27 from overflow page                   0                 0                  0
  2799. Totals (Lines 2701 thru 2703 plus 2798) (Line 27 above)               (81,479,458)      (93,054,570)      (127,453,132)
                                                                           --------------    --------------     --------------
  5301. Additional admitted deferred tax asset                                 (9,563,143)                0        (84,886,942)
  5302. Gain on inforce reinsurance                                            (5,927,800)       (5,820,939)        (7,857,541)
  5303. Correction of error                                                             0                 0        (21,778,790)
  5398. Summary of remaining write-ins for Line 53 from overflow page                   0                 0                  0
  5399. Totals (Lines 5301 thru 5303 plus 5398) (Line 53 above)               (15,490,943)       (5,820,939)      (114,523,273)
                                                                           --------------    --------------     --------------


                                       Q04

 Statement as of September 30, 2011 of the HARTFORD LIFE AND ANNUITY INSURANCE
                                     COMPANY (Unaudited)

                                    CASH FLOW

                                                                                   1                2                 3
                                                                             CURRENT YEAR       PRIOR YEAR      PRIOR YEAR ENDED
                                                                                TO DATE          TO DATE           DECEMBER 31
                                                                            --------------    --------------    ----------------
                              CASH FROM OPERATIONS
1.  Premiums collected net of reinsurance                                    1,009,752,503       782,229,098      1,167,274,877
2.  Net investment income                                                      449,034,967       378,937,710        763,045,855
3.  Miscellaneous income                                                    (4,418,273,599)   (2,940,160,354)    (4,792,232,720)
                                                                            --------------    --------------     --------------
4.  Total (Lines 1 through 3)                                               (2,959,486,129)   (1,778,993,545)    (2,861,911,988)
5.  Benefit and loss related payments                                        1,356,547,201       273,472,031        549,412,033
6.  Net transfers to Separate Accounts, Segregated Accounts and             (6,273,227,293)   (4,589,228,631)    (6,455,732,342)
    Protected Cell Accounts
7.  Commissions, expenses paid and aggregate write-ins for deductions         (617,700,416)      122,848,622        338,673,272
8.  Dividends paid to policyholders                                                653,292           693,316            932,283
9.  Federal and foreign income taxes paid (recovered) net of $0 tax on
    capital gains (losses)                                                    (145,449,000)      163,002,550        363,856,309
                                                                            --------------    --------------     --------------
10. Total (Lines 5 through 9)                                               (5,679,176,215)   (4,029,212,111)    (5,202,858,445)
11. Net cash from operations (Line 4 minus Line 10)                          2,719,690,086     2,250,218,566      2,340,946,457

                              CASH FROM INVESTMENTS
12. Proceeds from investments sold, matured or repaid:
    12.1 Bonds                                                               3,039,335,146     4,641,543,939      5,961,461,765
    12.2 Stocks                                                                 53,716,061        48,215,872        133,591,230
    12.3 Mortgage loans                                                         25,408,977        56,397,648         82,742,398
    12.4 Real estate                                                                     0                 0                  0
    12.5 Other invested assets                                                   1,244,180         1,813,454         42,049,506
    12.6 Net gains or (losses) on cash, cash equivalents                                 0                 0                  0
         and short-term investments
    12.7 Miscellaneous proceeds                                                229,096,385       205,847,276        397,271,112
                                                                            --------------    --------------     --------------
    12.8 Total investment proceeds (Lines 12.1 to 12.7)                      3,348,800,748     4,953,818,189      6,617,116,011
13. Cost of investments acquired (long-term only):
    13.1 Bonds                                                               3,932,220,106     5,709,019,532      6,988,480,966
    13.2 Stocks                                                                146,063,814        80,492,942         80,517,956
    13.3 Mortgage loans                                                        208,675,000        28,125,000         33,125,000
    13.4 Real estate                                                                     0                 0            106,600
    13.5 Other invested assets                                                  10,253,745        10,700,858         12,393,581
    13.6 Miscellaneous applications                                            (80,352,923)      305,149,168      1,549,565,277
                                                                            --------------    --------------     --------------
    13.7 Total investments acquired (Lines 13.1 to 13.6)                     4,216,859,743     6,133,487,501      8,664,189,380
                                                                            --------------    --------------     --------------
14. Net increase (decrease) in contract loans and premium notes                  5,949,473         7,550,917         11,680,007
15. Net cash from investments (Line 12.8 minus Line 13.7 and Line 14)         (874,008,467)   (1,187,220,229)    (2,058,753,376)

                  CASH FROM FINANCING AND MISCELLANEOUS SOURCES
16. Cash provided (applied):
    16.1 Surplus notes, capital notes                                                    0                 0                  0
    16.2 Capital and paid in surplus, less treasury stock                               (0)                0                  0
    16.3 Borrowed funds                                                                  0                 0                  0
    16.4 Net deposits on deposit-type contracts and other insurance             (2,412,684)       (2,139,998)        (4,116,420)
         liabilities
    16.5 Dividends to stockholders                                                       0                 0         72,000,000
    16.6 Other cash provided (applied)                                         123,381,374      (402,246,500)      (215,082,656)
                                                                            --------------    --------------     --------------
17. Net cash from financing and miscellaneous sources (Lines 16.1 through      120,968,690      (404,386,498)      (291,199,076)
                                                                            --------------    --------------     --------------
    16.4 minus Line 16.5 plus Line 16.6)

  RECONCILIATION OF CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS
18. Net change in cash, cash equivalents and short-term investments
    (Line 11 plus Line 15 plus Line 17)                                      1,966,650,309       658,611,839         (9,005,995)
19. Cash, cash equivalents and short-term investments:
    19.1 Beginning of year                                                   1,573,472,795     1,582,478,790      1,582,478,790
    19.2 End of period (Line 18 plus Line 19.1)                              3,540,123,104     2,241,090,629      1,573,472,795
                                                                            ==============    ==============     ==============

Note: Supplemental disclosures of cash flow information for non-cash transactions:

20.0001 Paid in capital: non-cash stock compensation contribution                1,279,382                 0         (1,488,280)
20.0002 Investment in subsidiary: non-cash stock compensation
        contribution                                                               817,943                 0                  0
20.0003 Stocks: subsidiary Hartford Life, Ltd. contributed to subsidiary
        Hartford Life International, Ltd.                                                0                 0        (29,472,142)


                                      Q05

 Statement as of September 30, 2011 of the HARTFORD LIFE AND ANNUITY INSURANCE
                                     COMPANY (Unaudited)

                                    EXHIBIT 1
                   DIRECT PREMIUMS AND DEPOSIT-TYPE CONTRACTS

                                                     1               2                 3
                                                CURRENT YEAR     PRIOR YEAR       PRIOR YEAR
                                                  TO DATE         TO DATE      ENDED DECEMBER 31
                                               -------------   -------------   -----------------
1.  Industrial life                                        0               0                 0
2.  Ordinary life insurance                    1,218,909,756   1,066,010,759     1,478,815,454
3.  Ordinary individual annuities                660,457,856   1,056,976,938     1,187,167,135
4.  Credit life (group and individual)                     0               0                 0
5.  Group life insurance                             706,779         643,870           689,493
6.  Group annuities                                    7,000          11,882            11,882
7.  A&H - group                                            0               0                 0
8.  A&H - credit (group and individual)                    0               0                 0
9.  A&H - other                                      597,866         655,246           872,180
10. Aggregate of all other lines of business               0               0                 0
                                               -------------   -------------     -------------
11. Subtotal                                   1,880,679,257   2,124,298,695     2,667,556,145
12. Deposit-type contracts                                 0               0                 0
                                               -------------   -------------     -------------
13. Total                                      1,880,679,257   2,124,298,695     2,667,556,145
                                               =============   =============     =============

                              DETAILS OF WRITE-INS

1001.                                                      0               0                 0
1002.                                                      0               0                 0
1003.                                                      0               0                 0
1098. Summary of remaining write-ins for
      Line 10 from overflow page                           0               0                 0
1099. Total (Lines 1001 thru 1003 plus 1098)
      (Line 10 above)                                      0               0                 0
                                               -------------   -------------     -------------


                                       Q06

 Statement as of September 30, 2011 of the HARTFORD LIFE AND ANNUITY INSURANCE
                                     COMPANY (Unaudited)

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     A.   Accounting Practices

          The accompanying statutory-basis financial statements of Hartford Life & Annuity Insurance Company (the "Company" or "HLAI") have been prepared in conformity with statutory accounting practices prescribed or permitted by the State of Connecticut Department of Insurance ("the Department"). The Department recognizes only statutory accounting practices prescribed or permitted by the State of Connecticut for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under the State of Connecticut Insurance Law. The National Association of Insurance Commissioners' Accounting Practices and Procedures Manual ("NAIC SAP") has been adopted as a component of prescribed practices by the State of Connecticut.

          A difference prescribed by Connecticut state law allows the Company to receive a reinsurance reserve credit for reinsurance treaties that provide for a limited right of unilateral cancellation by the reinsurer. Even if the Company did not obtain reinsurance reserve credit for these reinsurance treaties, the Company's risk-based capital would not have triggered a regulatory event.

          The accompanying quarterly statutory filing for the period ended September 30, 2011 is unaudited. The filing reflects all adjustments (consisting only of normal accruals) which are, in the opinion of management, necessary for the fair presentation of the financial condition for the interim period. The quarterly statutory filing should be read in conjunction with the statutory basis financial statement of Hartford Life and Annuity Insurance Company as of December 31, 2010 and 2009. Results for the interim periods should not be considered indicative of the results to be expected for the full year.

          A reconciliation of the Company's net income and capital and surplus between NAIC SAP and practices prescribed by the Department is shown below:

                                                FOR QUARTER ENDED    FOR YEAR ENDED
                                               SEPTEMBER 30, 2011   DECEMBER 31, 2010
                                               ------------------   -----------------
Net (loss) income, State of Connecticut basis    $(1,077,144,190)      $79,943,770

State prescribed practice:
   Reinsurance reserve credit
      (as described above)                          (156,968,954)        3,086,978
                                                 ---------------       -----------
Net (loss) income, NAIC SAP                      $(1,234,113,144)      $83,030,748
                                                 ===============       ===========

                                                      AS OF               AS OF
                                               SEPTEMBER 30, 2011   DECEMBER 31, 2010
                                               ------------------   -----------------
Statutory capital and surplus, State of
Connecticut basis                                $4,047,838,585       $4,062,539,104

State prescribed practice:
   Reinsurance reserve credit
      (as described above)                         (391,284,396)        (234,315,442)
                                                 --------------       --------------
Statutory capital and surplus, NAIC SAP          $3,656,554,189       $3,828,223,662
                                                 ==============       ==============

          The Company does not follow any other permitted or prescribed statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

NOTE 2 - ACCOUNTING CHANGES AND CORRECTIONS OF ERRORS

          No significant change.

NOTE 3 - BUSINESS COMBINATIONS AND GOODWILL

          No significant change.

NOTE 4 - DISCONTINUED OPERATIONS

          No significant change.

NOTE 5 - INVESTMENTS

     D.   Loan-backed securities

          1. Prepayment assumptions for single class and multi-class mortgage-backed/asset-backed securities were obtained from broker dealer surveys or internal estimates.


                                       Q07

 Statement as of September 30, 2011 of the HARTFORD LIFE AND ANNUITY INSURANCE
                                     COMPANY (Unaudited)

          2. The following table summarizes other-than-temporary impairments ("OTTI") recorded during each quarter for loan-backed securities recorded because the Company had either the intent to sell the securities or the inability or lack of intent to retain as cited in the table:

                                               1                   2                     3
                                           AMORTIZED     OTTI RECOGNIZED IN LOSS
                                          COST BEFORE       2a            2b         FAIR VALUE
                                              OTTI       INTEREST    NON-INTEREST    1-(2a+2b)
                                          -----------   ----------   ------------   -----------
OTTI recognized 2nd Quarter
a. Intent to sell                         $14,422,793   $1,983,281       $--        $12,439,512
b. Inability or lack of intent to retain
   the investment in the security for a
   period of time sufficient to recover
   the amortized cost basis                        --           --        --                 --
                                          -----------   ----------       ---        -----------
c. Total 2nd Quarter                      $14,422,793   $1,983,281       $--        $12,439,512
                                          -----------   ----------       ---        -----------

OTTI recognized 3rd Quarter
d. Intent to sell                         $14,099,184   $2,583,620       $--        $11,515,564
e. Inability or lack of intent to retain
   the investment in the security for a
   period of time sufficient to recover
   the amortized cost basis                        --           --        --                 --
                                          -----------   ----------       ---        -----------
f. Total 3rd Quarter                      $14,099,184   $2,583,620       $--        $11,515,564
                                          -----------   ----------       ---        -----------
   Aggregate Total                        $28,521,977   $4,566,901       $--        $23,955,076
                                          ===========   ==========       ===        ===========

          3. The following table summarizes OTTI for loan-backed securities held as of September 30, 2011 recorded because the present value of estimated cash flows expected to be collected was less than the amortized cost of the securities:

     1           2             3                4              5              6             7
                            BOOK/ADJ
                            CARRYING
  DATE OF                    VALUE
 FINANCIAL                 AMORTIZED      PRESENT VALUE
 STATEMENT                COST BEFORE           OF                        AMORTIZED       FAIR
   WHERE                 CURRENT PERIOD     PROJECTED      RECOGNIZED    COST AFTER     VALUE AT
 REPORTED      CUSIP          OTTI          CASH FLOWS        OTTI          OTTI      TIME OF OTTI
----------   ---------   --------------   -------------   ------------   ----------   ------------
 9/30/2009   00503NAB7     $7,535,388       $1,959,990    $ (5,575,398)  $1,959,990   $    607,018
 9/30/2009   93364LAD0      7,945,532        5,903,490      (2,042,042)   5,903,490      2,400,000
 9/30/2009   07388NAX4      8,656,256        6,740,943      (1,915,313)   6,740,943      6,301,194
 9/30/2009   92978TBU4      5,534,393        3,809,263      (1,725,130)   3,809,263      4,213,330
 9/30/2009   15188RAB8        985,186           77,012        (908,174)      77,012        251,926
 9/30/2009   361849N65      1,365,928          690,902        (675,026)     690,902        946,149
 9/30/2009   78402KAA3        769,074          135,713        (633,361)     135,713        135,000
 9/30/2009   22545XBB8      2,034,495        1,474,961        (559,534)   1,474,961      1,358,469
 9/30/2009   46625YWE9      3,076,000        2,571,757        (504,243)   2,571,757      3,146,164
 9/30/2009   55312YBD3      2,224,569        1,767,229        (457,340)   1,767,229      1,494,736
 9/30/2009   173067AJ8      1,373,631        1,082,028        (291,603)   1,082,028      1,532,755
 9/30/2009   059497BW6      9,725,618        9,468,201        (257,417)   9,468,201      8,381,882
 9/30/2009   46625MKQ1      1,741,503        1,562,569        (178,934)   1,562,569      1,521,277
 9/30/2009   1248MBAJ4        999,970          837,548        (162,422)     837,548        393,426
 9/30/2009   78402KAB1        135,046           36,892         (98,154)      36,892         45,000
 9/30/2009   07383FYN2      1,426,119        1,353,732         (72,387)   1,353,732      1,587,169
 9/30/2009   46625MCY3        644,072          572,349         (71,723)     572,349        526,565
 9/30/2009   15188RAC6        103,020           34,782         (68,238)      34,782        111,797
 9/30/2009   46625YJP9        787,944          729,302         (58,642)     729,302        741,670
 9/30/2009   22541NVA4      2,380,022        2,338,979         (41,043)   2,338,979      2,347,354
 9/30/2009   059500BK3        324,723          301,920         (22,803)     301,920        279,440
 9/30/2009   22540VV33      2,653,742        2,644,326          (9,416)   2,644,326      2,502,017
 9/30/2009   36158YBE8        929,981          920,611          (9,370)     920,611        866,016
 9/30/2009   05947UHT8      3,987,817        3,981,363          (6,454)   3,981,363      3,980,969
 9/30/2009   75970JAU0         10,731            9,123          (1,608)       9,123          1,859
12/31/2009   23243NAF5      8,660,779        4,126,189      (4,534,590)   4,126,189      2,820,805
12/31/2009   12669RAC1        999,360          351,328        (648,032)     351,328        351,285
12/31/2009   46627QBD9      1,806,424        1,169,582        (636,842)   1,169,582      1,055,039
12/31/2009   75970JAU0          7,970              344          (7,626)         344            169
 3/31/2010   00503NAB7      1,693,311        1,186,748        (506,563)   1,186,748        364,211
 3/31/2010   46627QBD9      1,160,155        1,142,892         (17,263)   1,142,892      1,142,892
 6/30/2010   00503NAB7      1,050,813          497,908        (552,905)     497,908        333,860
 6/30/2010   22541NNJ4      5,519,877        4,981,232        (538,645)   4,981,232      4,846,253
 9/30/2010   00503NAB7        339,385               --        (339,385)          --             --
12/31/2010   46627QBD9      1,113,437        1,052,711         (60,726)   1,052,711      1,613,441
 3/31/2011   83611YAD4      2,291,525        2,256,378         (35,147)   2,256,378      1,591,947
 3/31/2011   46625MCY3        131,678          112,628         (19,050)     112,628         45,254
 6/30/2011   46627QBD9      1,030,054          912,949        (117,105)     912,949      1,546,254
 6/30/2011   36158YBE8        134,272           76,272         (58,000)      76,272         65,215
 6/30/2011   46625MKQ1        530,791          475,970         (54,821)     475,970        401,846
 6/30/2011   22540VV33        744,763          707,340         (37,423)     707,340        434,108
 6/30/2011   46625MCY3         81,434           46,372         (35,062)      46,372         27,758
 9/30/2011   46627QBD9        899,658          823,559         (76,099)     823,559        823,398
                                                          ------------
Total                                                     $(24,621,059)
                                                          ============


                                      Q07.1

 Statement as of September 30, 2011 of the HARTFORD LIFE AND ANNUITY INSURANCE
                                     COMPANY (Unaudited)

          4.   Security Unrealized Loss Aging

               The following table presents the Company's unrealized loss aging for loan-backed securities by type and length of time the security was in a continuous unrealized loss position as of September 30, 2011:

                                               LESS THAN 12 MONTHS
                                   ------------------------------------------
                                     AMORTIZED                    UNREALIZED
                                       COST        FAIR VALUE       LOSSES
                                   ------------   ------------   ------------
U.S. Gov't and Gov't
   agencies & authorities
   -guaranteed & sponsored
   -asset backed                   $  6,478,373   $  6,457,827   $    (20,546)
All other corporate-asset backed    619,596,149    546,488,125    (73,108,024)
All other -asset backed                      --             --             --
                                   ------------   ------------   ------------
Total loan-backed securities       $626,074,522   $552,945,952   $(73,128,570)
                                   ------------   ------------   ------------

                                                12 MONTHS OR MORE
                                   ------------------------------------------
                                     AMORTIZED                    UNREALIZED
                                       COST        FAIR VALUE       LOSSES
                                   ------------   ------------   ------------
U.S. Gov't and Gov't
   agencies & authorities
   -guaranteed & sponsored
   -asset backed                   $    127,448   $    124,797   $     (2,651)
All other corporate-asset backed    160,534,259    129,809,348    (30,724,911)
All other -asset backed              38,658,552     24,869,990    (13,788,562)
                                   ------------   ------------   ------------
Total loan-backed securities       $199,320,259   $154,804,135   $(44,516,124)
                                   ------------   ------------   ------------

                                                      TOTAL
                                   -------------------------------------------
                                     AMORTIZED                    UNREALIZED
                                       COST        FAIR VALUE       LOSSES
                                   ------------   ------------   -------------
U.S. Gov't and Gov't
   agencies & authorities
   -guaranteed & sponsored
   -asset backed                   $  6,605,821   $  6,582,624   $     (23,197)
All other corporate-asset backed    780,130,408    676,297,473    (103,832,935)
All other -asset backed              38,658,552     24,869,990     (13,788,562)
                                   ------------   ------------   -------------
Total loan-backed securities       $825,394,781   $707,750,087   $(117,644,694)
                                   ============   ============   =============

          5. As of September 30, 2011, loan-backed securities in an unrealized loss position totaled 169 securities which were primarily related to commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS") which have experienced price deterioration. The Company does not have an intention to sell the securities outlined above and has the intent and ability to hold these securities until values recover. Furthermore, based upon the Company's cash flow modeling and the expected continuation of contractually required principal and interest payments, the Company has deemed these securities to be temporarily impaired as of September 30, 2011.

NOTE 6 - JOINT VENTURES, PARTNERSHIPS AND LIMITED LIABILITY COMPANIES

          No significant change.

NOTE 7 - INVESTMENT INCOME

          No significant change.

NOTE 8 - DERIVATIVE INSTRUMENTS

          No significant change.

NOTE 9 - INCOME TAXES

          No significant change.

NOTE 10 - INFORMATION CONCERNING PARENT, SUBSIDIARIES, AFFILIATES AND OTHER RELATED PARTIES

          No significant change.

NOTE 11 - DEBT

          No significant change.


                                      Q07.2

 Statement as of September 30, 2011 of the HARTFORD LIFE AND ANNUITY INSURANCE
                                     COMPANY (Unaudited)

NOTE 12 - RETIREMENT PLANS, DEFERRED COMPENSATION, POSTEMPLOYMENT BENEFITS AND COMPENSATED ABSENCES AND OTHER POSTRETIREMENT BENEFIT PLANS

     D. The Company participates in the U.S. qualified defined benefit pension plan (the "U.S. Plan") sponsored by The Hartford Financial Services Group, Inc. ("The Hartford").

          In July 2011, The Hartford Life insurance companies recognized pension expense of $48 million, which is equal to their allocation from The Hartford of $120 million of contributions to the U.S. Plan. The Company's share of this contribution was $10,243,025.

NOTE 13 - CAPITAL AND SURPLUS, SHAREHOLDERS' DIVIDEND RESTRICTIONS AND QUASI-REORGANIZATIONS

          No significant change.

NOTE 14 - CONTINGENCIES

     E. The Company is or may become involved in various legal actions, some of which assert claims for substantial amounts. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses and costs of defense, will not be material to the consolidated financial condition of the Company.

          In October 2010, a derivative action was brought on behalf of six Hartford Mutual Funds in the United States District Court for the District of Delaware, alleging that Hartford Investment Financial Services, LLC (HIFSCO) received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the Investment Company Act of 1940. In February 2011, a nearly identical derivative action was brought against HIFSCO in the United States District Court for the District of New Jersey, on behalf of six additional Hartford Mutual Funds. Both actions are assigned to the Honorable Renee Marie Bumb, a judge in the District of New Jersey who is sitting by designation with respect to the Delaware action. Plaintiffs in each action seek to rescind the investment management agreements and distribution plans between HIFSCO and the six Funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received. In addition, plaintiff in the New Jersey action seeks recovery of lost earnings. HIFSCO disputes the allegations and moved to dismiss both actions. In September 2011, the motions to dismiss were granted in part and denied in part. The district court gave the plaintiffs leave to amend their complaints by November 14, 2011 and ordered HIFSCO to respond by January 16, 2012.

NOTE 15 - LEASES

          No significant change.

NOTE 16 - INFORMATION ABOUT FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK AND FINANCIAL INSTRUMENTS WITH CONCENTRATIONS OF CREDIT RISK

          No significant change.

NOTE 17 - SALE, TRANSFER AND SERVICING OF FINANCIAL ASSETS AND EXTINGUISHMENTS OF LIABILITIES

     C.   The Company had no wash sales.

NOTE 18 - GAIN OR LOSS TO THE REPORTING ENTITY FROM UNINSURED PLANS AND THE UNINSURED PORTION OF PARTIALLY INSURED PLANS

          No significant change.

NOTE 19 - DIRECT PREMIUM WRITTEN/PRODUCED BY MANAGING GENERAL AGENTS/THIRD PARTY ADMINISTRATORS

          No significant change.

NOTE 20 - FAIR VALUE MEASUREMENTS

     A.   Fair Value Measurements

          Certain of the following financial instruments are carried at fair value in the Company's Financial Statements: bonds and stocks, derivatives, and Separate Account assets.

          The following section applies the fair value hierarchy and disclosure requirements for the Company's financial instruments that are carried at fair value. The fair value hierarchy prioritizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2 or 3):

          Level 1 Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date. Level 1 securities include open-ended mutual funds reported in General and Separate Account assets.


                                      Q07.3

 Statement as of September 30, 2011 of the HARTFORD LIFE AND ANNUITY INSURANCE
                                     COMPANY (Unaudited)

          Level 2 Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Included in the Level 2 category are derivative instruments that have no significant unobservable market inputs and certain bond investments that are carried at fair value by the Company and are model priced by vendors using observable inputs.

          Level 3 Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 securities include less liquid securities such as lower quality asset-backed securities. Also included in Level 3 are certain complex derivative securities, including a customized guaranteed minimum withdrawal benefit ("GMWB") hedging derivative. Because Level 3 fair values, by their nature, contain one or more significant unobservable inputs as there is little or no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the Company's best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

          In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. Transfers of securities among the levels occur at the beginning of the reporting period. Transfers between Level 1 and Level 2 were not material for the period ended September 30, 2011. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company's bonds included in Level 3 are classified as such as they are primarily priced by independent brokers and/or within illiquid markets.

          These disclosures provide information as to the extent to which the Company uses fair value to measure financial instruments and information about the inputs used to value those financial instruments to allow users to assess the relative reliability of the measurements.

          (1) The following table presents assets and liabilities carried at fair value by hierarchy level:

                                                                             SEPTEMBER 30, 2011
                                                ---------------------------------------------------------------------------
                                                               QUOTED PRICES IN
                                                              ACTIVE MARKETS FOR      SIGNIFICANT          SIGNIFICANT
                                                               IDENTICAL ASSETS    OBSERVABLE INPUTS   UNOBSERVABLE INPUTS
(AMOUNTS IN THOUSANDS)                             TOTAL           (LEVEL 1)           (LEVEL 2)            (LEVEL 3)
---------------------------------------------   -----------   ------------------   -----------------   --------------------
Assets accounted for at fair value
   All other corporate - asset-backed           $    20,266       $        --           $  1,803            $   18,463
   Common stocks                                    147,869           147,865                 --                     4
                                                -----------       -----------           --------            ----------
Total bonds and stocks                              168,135           147,865              1,803                18,467
Derivative assets
   Credit derivatives                                   742                --                739                     3
   Equity derivatives                                   254                --                 --                   254
   Foreign exchange derivatives                       5,092                --              5,092                    --
   Interest rate derivatives                          9,968                --              9,953                    15
   Variable annuity hedging derivatives and
      macro hedge program                         1,893,435                --            624,665             1,268,770
                                                -----------       -----------           --------            ----------
Total derivative assets                           1,909,491                --            640,449             1,269,042
Separate Account assets [A]                      46,575,696        46,575,696                --                     --
                                                -----------       -----------           --------            ----------
Total assets accounted for at fair value        $48,653,322       $46,723,561           $642,252            $1,287,509
                                                ===========       ===========           ========            ==========
Liabilities accounted for at fair value
Derivative liabilities
   Credit derivatives                           $        --       $        --           $     --            $       --
   Foreign exchange derivatives                      (2,222)               --             (2,222)                   --
   Interest rate derivatives                        (26,732)               --            (26,732)                   --
   Variable annuity hedging derivatives and
      macro hedge program                            (8,799)               --                 --                (8,799)
                                                -----------       -----------           --------            ----------
Total liabilities accounted for at fair value   $   (37,753)      $        --           $(28,954)           $   (8,799)
                                                ===========       ===========           ========            ==========

[A] Excludes approximately $23.5 million of Separate Account investment sales receivable that are not subject to Statement of Statutory Accounting Principles ("SSAP") No. 100, Fair Value Measurements.

     Determination of Fair Values

     The valuation methodologies used to determine the fair values of assets and liabilities under the "exit price" notion reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes relevant observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices where available and where prices represent reasonable estimates of fair values. The Company also determines fair values based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the above tables.


                                      Q07.4

 Statement as of September 30, 2011 of the HARTFORD LIFE AND ANNUITY INSURANCE
                                     COMPANY (Unaudited)

     Bonds and Stocks

     The fair values of bonds and stocks in an active and orderly market (e.g. not distressed or forced liquidation) are determined by management after considering one of three primary sources of information: third-party pricing services, independent broker quotations or pricing matrices. Security pricing is applied using a "waterfall" approach whereby publicly available prices are first sought from third-party pricing services, the remaining unpriced securities are submitted to independent brokers for prices, or lastly, securities are priced using a pricing matrix. Based on the typical trading volumes and the lack of quoted market prices for bonds, third-party pricing services will normally derive the security prices from recent reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the third-party pricing services and independent brokers may use matrix or model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at an estimated market rate. Included in the pricing of certain asset-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Actual prepayment experience may vary from these estimates.

     Prices from third-party pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding.

     A pricing matrix is used to price private placement securities for which the Company is unable to obtain a price from a third-party pricing service by discounting the expected future cash flows from the security by a developed market discount rate utilizing current credit spreads. Credit spreads are developed each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placement brokers. The appropriate credit spreads determined through this survey approach are based upon the issuer's financial strength and term to maturity, utilizing an independent public security index and trade information and adjusting for the non-public nature of the securities.

     The Company performs monthly analyses of the prices and credit spreads received from third parties to ensure that the prices represent reasonable estimates of the fair value. As a part of this analysis, the Company considers trading volume and other factors to determine whether the decline in market activity is significant when compared to normal activity in an active market, and if so, whether transactions may not be orderly considering the weight of available evidence. If the available evidence indicates that pricing is based upon transactions that are stale or not orderly, the Company places little, if any, weight on the transaction price and will estimate fair value utilizing an internal pricing model. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. Examples of procedures performed include, but are not limited to, initial and on-going reviews of third-party pricing services' methodologies, reviews of pricing statistics and trends, back testing recent trades, and monitoring of trading volumes, new issuance activity and other market activities. In addition, the Company ensures that prices received from independent brokers represent reasonable estimates of fair value through the use of internal and external cash flow models developed based on spreads, and when available, market indices. As a result of this analysis, if the Company determines that there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly. The Company's internal pricing model utilizes the Company's best estimates of expected future cash flows discounted at a rate of return that a market participant would require. The significant inputs to the model include, but are not limited to, current market inputs, such as credit loss assumptions, estimated prepayment speeds and market risk premiums.

     The Company has analyzed the third-party pricing services' valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third-party pricing services are classified into Level 2 because the inputs used in pricing the securities are market observable. Due to a general lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers' prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated with observable market data.

     Derivative Instruments

     Derivative instruments are fair valued using pricing valuation models that utilize independent market data inputs, quoted market prices for exchange-traded derivatives, or independent broker quotations. As of September 30, 2011, 100% of derivatives, based upon notional values, were priced by valuation models or quoted market prices. The Company performs monthly analyses of derivative valuations which includes both quantitative and qualitative analysis. Examples of procedures performed include, but are not limited to, review of pricing statistics and trends, back testing recent trades, analyzing the impacts of changes in the market environment, and review of changes in market value for each derivative including those derivatives priced by brokers.


                                      Q07.5

 Statement as of September 30, 2011 of the HARTFORD LIFE AND ANNUITY INSURANCE
                                     COMPANY (Unaudited)

     The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities. Therefore the realized and unrealized gains and losses on derivatives reported in Level 3 may not reflect the offsetting impact of the realized and unrealized gains and losses of the associated assets and liabilities.

     (2) Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

     The table below provides a fair value roll-forward of financial instruments measured at fair value using significant unobservable inputs (Level 3) for the period ended September 30, 2011:

(AMOUNTS IN THOUSANDS)

                                                             TOTAL
                                                      REALIZED/UNREALIZED
                                                        GAINS (LOSSES)
                                         FAIR VALUE      INCLUDED IN:        PURCHASES,                              FAIR VALUE
                                            AS OF    ---------------------   ISSUANCES,   TRANSFERS    TRANSFERS       AS OF
                                           JAN. 1,        NET                   AND         INTO        OUT OF     SEPTEMBER 30,
             ASSET (LIABILITY)              2011      INCOME [A]   SURPLUS  SETTLEMENTS  LEVEL 3 [B]  LEVEL 3 [B]      2011
---------------------------------------  ----------  -----------  --------  -----------  -----------  -----------  -------------
Assets
   All other corporate - asset-backed     $    644      $ (35)    $   (425)    $ 14,475    $ 3,934     $   (130)     $   18,463
   All other - asset-backed                     --         --           --           --     22,203      (22,203)             --
   Preferred stocks                             --       (241)           8           --        233           --              --
   Common stocks                                 4         --           --           --         --           --               4
                                          --------      -----     --------     --------    -------     --------      ----------
   Total bonds and stocks                      648       (276)        (417)      14,475     26,370      (22,333)         18,467
                                          ========      =====     ========     ========    =======     ========      ==========
Derivatives
   Credit derivatives                        1,201         --         (135)      (1,063)        --           --               3
   Equity derivatives                           --         --         (176)         430         --           --             254
   Interest rate derivatives                    85         --          (70)          --         --           --              15
   Variable annuity hedging derivatives
      and macro hedge program              710,845         --      395,103      154,023         --           --       1,259,971
                                          --------      -----     --------     --------    -------     --------      ----------
Total derivatives [C]                     $712,131      $  --     $394,722     $153,390    $    --     $     --      $1,260,243
                                          ========      =====     ========     ========    =======     ========      ==========

[A] All amounts in this column are reported in net realized capital gains (losses). All amounts are before income taxes.

[B] Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information.

[C] Derivative instruments are reported in this table on a net basis for asset/(liability) positions.

          (3) Transfers between levels are assumed to occur at the beginning of the period.

          (4)  Valuation Techniques and Inputs for Investments

          Generally, the Company determines the estimated fair values of its bonds and stocks using the market approach. The income approach is used for securities priced using a pricing matrix, as well as for derivative instruments. For Level 1 investments, valuations are based on observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date.

          For most of the Company's debt securities, the following inputs are typically used in the Company's pricing methods: reported trades, benchmark yields, bids and/or estimated cash flows. Inputs also include issuer spreads, which may consider credit default swaps. Derivative instruments are valued using mid-market inputs that are predominantly observable in the market.

          A description of additional inputs used in the Company's Level 2 and Level 3 measurements are listed below:

          Level 2 The fair values of most of the Company's Level 2 investments are determined by management after considering prices received from third party pricing services. These investments include most bonds and preferred stocks.

          Asset-backed securities - Primary inputs also include monthly payment information, collateral performance, which varies by vintage year and includes delinquency rates, collateral valuation loss severity rates, collateral refinancing assumptions and credit default swap indices.

          Credit derivatives - Significant inputs primarily include the swap yield curve and credit curves.

          Foreign exchange derivatives - Significant inputs primarily include the swap yield curve, currency spot and forward rates, and cross currency basis curves.

          Interest rate derivatives - Significant input is primarily the swap yield curve.


                                      Q07.6

 Statement as of September 30, 2011 of the HARTFORD LIFE AND ANNUITY INSURANCE
                                     COMPANY (Unaudited)

          Level 3 Most of the Company's securities classified as Level 3 are valued based on brokers' prices. Also included in Level 3 are certain derivative instruments that either have significant unobservable inputs or are valued based on broker quotations. Significant inputs for these derivative contracts primarily include the typical inputs used in the Level 1 and Level 2 measurements noted above, but also may include the following:

          Credit derivatives - Significant unobservable inputs may include credit correlation and swap yield curve and credit curve extrapolation beyond observable limits.

          Equity derivatives - Significant unobservable inputs may include equity volatility.

          Interest rate contracts - Significant unobservable inputs may include swap yield curve extrapolation beyond observable limits and interest rate volatility.

          Separate Account Assets

          Separate Account assets are primarily invested in mutual funds but also have investments in bonds and stocks. Separate Account investments are valued in the same manner, and using the same pricing sources and inputs, as the bonds and stocks of the Company.

     B.   Fair Value of Financial Instruments

          Included in various investment related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stocks when carried at the lower of cost or market. The following table presents the carrying amounts and fair values of the Company's financial instruments as of September 30, 2011 and December 31, 2010:

                                                          SEPTEMBER 30, 2011            DECEMBER 31, 2010
                                                     ---------------------------   ---------------------------
                                                                      ESTIMATED                     ESTIMATED
                                                       STATEMENT        FAIR         STATEMENT        FAIR
(AMOUNTS IN THOUSANDS)                                   VALUE          VALUE          VALUE          VALUE
--------------------------------------------------   ------------   ------------   ------------   ------------
Admitted Assets
   Bonds and short-term investments - unaffiliated   $ 11,983,682   $ 12,734,905   $ 11,069,389   $ 11,316,260
   Preferred stocks                                         8,489          7,147          8,902          7,200
   Common stocks - unaffiliated                           147,868        147,868          7,590          7,590
   Mortgage loans                                         621,601        650,480        436,752        446,075
   Derivative related assets (A)                        1,909,491      1,903,244        865,862        870,447
   Contract loans                                         370,459        428,440        364,509        360,979
   Separate Account assets (B)                         46,575,696     46,575,696     58,399,199     58,399,199
Liabilities
   Liability for deposit type contracts              $    (69,978)  $    (69,978)  $    (67,566)  $    (67,566)
   Derivative related liabilities (A)                     (37,753)       (37,753)       (68,463)       (68,463)
   Separate Account liabilities                       (46,575,696)   (46,575,696)   (58,399,199)   (58,399,199)

[A] Includes derivatives held for other investment and/or risk management activities as of September 30, 2011 and December 31, 2010, with a fair value asset position of $1,917,281 and $856,795, respectively, and a liability position of $(37,753) and $(68,463), respectively. Excludes derivative contracts that receive hedge accounting and have a zero statement value at September 30, 2011 and December 31, 2010. These derivatives are not reported on the Statement of Assets or Liabilities, Surplus and Other Funds pages and have fair values as of September 30, 2011 and December 31, 2010, of $218,965 and $186,947,
     respectively.

[B] Excludes approximately $23.5 million of Separate Account investment sales receivable that are not subject to SSAP No. 100.

          The valuation methodologies used to determine the fair values of bonds, stocks and derivatives are described in the above Fair Value Measurements section A of this note.

          The amortized cost of short-term investments approximates fair value.

          Fair values for mortgage loans were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans.

          The carrying amounts of the liability for deposit type contracts and Separate Account liabilities approximate their fair values.

          Fair values for contract loans were estimated using discounted cash flow calculations using current interest rates.

     C. At September 30, 2011 the Company had no investments where it is not practicable to estimate fair value.

NOTE 21 - OTHER ITEMS

          No significant change.


                                      Q07.7

 Statement as of September 30, 2011 of the HARTFORD LIFE AND ANNUITY INSURANCE
                                     COMPANY (Unaudited)

NOTE 22 - EVENTS SUBSEQUENT

          There were no significant events occurring subsequent to the end of the current quarter through November 7, 2011 for the Quarterly Statement as of September 30, 2011.

NOTE 23 - REINSURANCE

          Section 2 - Ceded Reinsurance Report - Part A

          1. The Company has one unaffiliated reinsurance agreement in effect under which the reinsurer has a limited right to unilaterally cancel the reinsurance for reasons other than for nonpayment of premium or other similar credits.

               a. The estimated amount of the aggregate reduction in surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the company to the reinsurer, and for which such obligation is not presently accrued is $391,284,396 at September 30, 2011, an increase of $156,968,954 from December 31, 2010.

               b. The total amount of reinsurance credits taken for this agreement as a reduction of a liability is $601,975,994 at September 30, 2011, an increase of $241,490,698 from December 31, 2010.

NOTE 24 - RETROSPECTIVELY RATED CONTRACTS & CONTRACTS SUBJECT TO REDETERMINATION

          No significant change.

NOTE 25 - CHANGE IN INCURRED LOSSES AND LOSS ADJUSTMENT EXPENSES

          The Company had no material change in the provision for incurred losses and loss adjustment expense attributable to insured events of prior years.

NOTE 26 - INTERCOMPANY POOLING ARRANGEMENTS

          No significant change.

NOTE 27 - STRUCTURED SETTLEMENTS

          No significant change.

NOTE 28 - HEALTH CARE RECEIVABLES

          No significant change.

NOTE 29 - PARTICIPATING POLICIES

          No significant change.

NOTE 30 - PREMIUM DEFICIENCY RESERVES

          No significant change.

NOTE 31 - RESERVES FOR LIFE CONTRACTS AND ANNUITY CONTRACTS

          No significant change.

NOTE 32 - ANALYSIS OF ANNUITY ACTUARIAL RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS

          No significant change.

NOTE 33 - PREMIUMS AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

          No significant change.

NOTE 34 - SEPARATE ACCOUNTS

          No significant change.

NOTE 35 - LOSS/CLAIM ADJUSTMENT EXPENSES

          No significant change.


                                      Q07.8

 Statement as of September 30, 2011 of the HARTFORD LIFE AND ANNUITY INSURANCE
                                     COMPANY (Unaudited)

                             GENERAL INTERROGATORIES

                         PART 1 - COMMON INTERROGATORIES
                                     GENERAL

1.1  Did the reporting entity experience any material
     transactions requiring the filing of Disclosure of
     Material Transactions with the State of Domicile,
     as required by the Model Act?                                Yes |X| No |_|

1.2  If yes, has the report been filed with the
     domiciliary state?                                           Yes |X| No |_|

2.1  Has any change been made during the year of this
     statement in the charter, by-laws, articles of
     incorporation, or deed of settlement of the
     reporting entity?                                            Yes |_| No |X|

2.2  If yes, date of change:

3.   Have there been any substantial changes in the
     organizational chart since the prior quarter end?            Yes |_| No |X|
     If yes, complete the Schedule Y-Part 1 -
     Organizational chart.

4.1  Has the reporting entity been a party to a merger
     or consolidation during the period covered by this
     statement?                                                   Yes |_| No |X|

4.2 If yes, provide name of entity, NAIC Company Code, and state of domicile (use two letter state abbreviation) for any entity that has ceased to exist as a result of the merger or consolidation.

        1                2            3
                       NAIC       STATE OF
 NAME OF ENTITY    COMPANY CODE   DOMICILE
----------------   ------------   --------

5.   If the reporting entity is subject to a management
     agreement, including third-party administrator(s),
     managing general agent(s), attorney-in-fact, or
     similar agreement, have there been any significant
     changes regarding the terms of the agreement or
     principals involved?                                 Yes |_| No |X| N/A |_|
     If yes, attach an explanation.
          ______________________________________________
          ______________________________________________

6.1  State as of what date the latest financial
     examination of the reporting entity was made or is
     being made.                                                      12/31/2007

6.2  State the as of date that the latest financial
     examination report became available from either the
     state of domicile or the reporting entity. This
     date should be the date of the examined balance
     sheet and not the date the report was completed or
     released.                                                        12/31/2007

6.3  State as of what date the latest financial
     examination report became available to other states
     or the public from either the state of domicile or
     the reporting entity. This is the release date or
     completion date of the examination report and not
     the date of the examination (balance  sheet date).                6/23/2009

6.4  By what department or departments?
          Connecticut State Insurance Department

6.5  Have all financial statement adjustments within the
     latest financial examination report been accounted
     for in a subsequent financial statement filed with
     Departments?                                         Yes |_| No |_| N/A |X|

6.6  Have all of the recommendations within the latest
     financial examination report been complied with?     Yes |X| No |_| N/A |_|

7.1  Has this reporting entity had any Certificates of
     Authority, licenses or registrations (including
     corporate registration, if applicable) suspended or
     revoked by any governmental entity during the
     reporting period?                                            Yes |_| No |X|

7.2  If yes, give full information:
          ______________________________________________
          ______________________________________________

8.1  Is the company a subsidiary of a bank holding
     company regulated by the Federal Reserve Board?              Yes |_| No |X|

8.2  If response to 8.1 is yes, please identify the name
     of the bank holding company.
          ______________________________________________
          ______________________________________________

8.3  Is the company affiliated with one or more banks,
     thrifts or securities firms?                                 Yes |X| No |_|

8.4 If the response to 8.3 is yes, please provide below the names and location (city and state of the main office) of any affiliates regulated by a federal regulatory services agency [i.e. the Federal
     Reserve Board (FRB), the Office of the Comptroller of the Currency (OCC), the Office of Thrift
     Supervision (OTS), the Federal Deposit Insurance
     Corporation (FDIC) and the Securities Exchange
     Commission (SEC)] and identify the affiliate's primary federal regulator].

                       1                                    2              3     4     5      6     7
                AFFILIATE NAME                   LOCATION (CITY, STATE)   FRB   OCC   OTS   FDIC   SEC
----------------------------------------------   ----------------------   ---   ---   ---   ----   ---
Federal Trust Bank                               Sanford, FL               NO   YES    NO    YES    NO
Hartford Equity Sales Company, Inc.              Simsbury, CT              NO    NO    NO    NO    YES
Hartford Securities Distribution Company, Inc.   Simsbury, CT              NO    NO    NO    NO    YES
Hartford Investment Financial Services, LLC      Simsbury, CT              NO    NO    NO    NO    YES
Hartford Life Distributors, LLC                  Wayne, PA                 NO    NO    NO    NO    YES
Woodbury Financial Services, Inc.                Woodbury, MN              NO    NO    NO    NO    YES
HL Investment Advisors, LLC                      Simsbury, CT              NO    NO    NO    NO    YES
Hartford Investment Management Company           Hartford, CT              NO    NO    NO    NO    YES

9.1  Are the senior officers (principal executive
     officer, principal financial officer, principal
     accounting officer or controller, or persons
     performing similar functions) of the reporting
     entity subject to a code of ethics, which includes
     the following standards?                                     Yes |X| No |_|

     (a) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

     (b)  Full, fair, accurate, timely and
          understandable disclosure in the periodic reports required to be filed by the reporting entity;

     (c) Compliance with applicable governmental laws, rules and regulations;

     (d) The prompt internal reporting of violations to an appropriate person or persons identified in the code; and

     (e)  Accountability for adherence to the code.

9.11 If the response to 9.1 is No, please explain:
          ______________________________________________
          ______________________________________________

9.2  Has the code of ethics for senior managers been
     amended?                                                     Yes |X| No |_|


                                       Q08

 Statement as of September 30, 2011 of the HARTFORD LIFE AND ANNUITY INSURANCE
                                     COMPANY (Unaudited)

9.21 If the response to 9.2 is Yes, provide information related to amendment(s).
          The Code of Ethics and Business Conduct Policy was amended to update The Hartford's new centralized compliance structure, relevant contact information, and provisions relating to compliance with "Pay to Play" laws and regulations.

9.3  Have any provisions of the code of ethics been
     waived for any of the specified officers?                    Yes |_| No |X|

9.31 If the response to 9.3 is Yes, provide the nature
     of any waiver(s).
          ______________________________________________
          ______________________________________________

                                    FINANCIAL

10.1 Does the reporting entity report any amounts due
     from parent, subsidiaries or affiliates on Page 2
     of this statement?                                           Yes |X| No |_|

10.2 If yes, indicate any amounts receivable from parent
     included in the Page 2 amount:                                  $13,280,943

                                   INVESTMENT

11.1 Were any of the stocks, bonds, or other assets of
     the reporting entity loaned, placed under option
     agreement, or otherwise made available for use by
     another person? (Exclude securities under
     securities lending agreements.)                              Yes |X| No |_|

11.2 If yes, give full and complete information relating thereto:

          Bonds pledged as collateral for derivative activity:

CUSIP       DESCRIPTION     STATEMENT VALUE
---------   -------------   ---------------
9127953Q2   Treasury Bill     $322,038,826
912828JB7   Treasury Note     $    140,559
912828NE6   Treasury Note     $ 26,385,506
912828NT3   Treasury Note     $ 26,882,763

12.  Amount of real estate and mortgages held in other
     invested assets in Schedule BA:                                          $0

13.  Amount of real estate and mortgages held in
     short-term investments:                                                  $0

14.1 Does the reporting entity have any investments in
     parent, subsidiaries and affiliates?                         Yes |X| No |_|

14.2 If yes, please complete the following:

                                                 1                 2
                                          PRIOR YEAR-END   CURRENT QUARTER
                                           BOOK/ADJUSTED    BOOK/ADJUSTED
                                          CARRYING VALUE    CARRYING VALUE
                                          --------------   ---------------
14.21 Bonds                               $1,419,614,917    $1,474,054,663
14.22 Preferred Stock                     $            0    $            0
14.23 Common Stock                        $  741,811,376    $  856,439,706
14.24 Short-Term Investments              $            0    $            0
14.25 Mortgage Loans on Real Estate       $            0    $            0
14.26 All Other                           $  224,771,255    $  234,250,546
                                          --------------    --------------
14.27 Total Investment in Parent,
      Subsidiaries and Affiliates
      (Subtotal Lines 14.21 to 14.26)     $2,386,197,549    $2,564,744,915
14.28 Total Investment in Parent
      included in Lines 14.21 to 14.26
      above                               $            0    $            0

15.1 Has the reporting entity entered into any hedging
     transactions reported on Schedule DB?                        Yes |X| No |_|

15.2 If yes, has a comprehensive description of the
     hedging program been made available to the
     domiciliary state?                                           Yes |X| No |_|
     If no, attach a description with this statement.
          ______________________________________________
          ______________________________________________

16.  Excluding items in Schedule E-Part 3-Special
     Deposits, real estate, mortgage loans and
     investments held physically in the reporting
     entity's offices, vaults or safety deposit boxes,
     were all stocks, bonds and other securities, owned
     throughout the current year held pursuant to a
     custodial agreement with a qualified bank or trust
     company in accordance with Section 3, III.
     Conducting Examinations, F-Custodial or Safekeeping
     Agreements of the NAIC Financial Condition
     Examiners Handbook?                                          Yes |X| No |_|

     16.1 For all agreements that comply with the requirements of the NAIC Financial Condition
          Examiners Handbook, complete the following:

             1                                        2
    NAME OF CUSTODIAN(S)                      CUSTODIAN ADDRESS
---------------------------   ------------------------------------------------
JPMorgan Chase Bank, N.A.     4 New York Plaza, 12th Floor, New York, NY 10004
The Bank of New York Mellon   32 Old Slip, 15th Floor, New York, NY 10286
The Bank of New York Mellon   101 Barclay Street, 8 West, New York, NY 10286

     16.2 For all agreements that do not comply with the requirements of the NAIC Financial Condition
          Examiners Handbook, provide the name, location and a complete explanation.

   1           2                   3
NAME(S)   LOCATION(S)   COMPLETE EXPLANATION(S)
-------   -----------   -----------------------

     16.3 Have there been any changes, including name
          changes, in the custodian(s) identified in
          16.1 during the current quarter?                        Yes |_| No |X|

     16.4 If yes, give full and complete information relating thereto:

      1               2                3            4
OLD CUSTODIAN   NEW CUSTODIAN   DATE OF CHANGE   REASON
-------------   -------------   --------------   ------

     16.5 Identify all investment advisors,
          broker/dealers or individuals acting on behalf of broker/dealers that have access to the investment accounts, handle securities and have authority to make investments on behalf of the reporting entity:

               1                                 2                                    3
CENTRAL REGISTRATION DEPOSITORY               NAME(S)                              ADDRESS
-------------------------------   ------------------------------   --------------------------------------
106699                            Hartford Investment Management   55 Farmington Ave., Hartford, CT 06105
                                  Company (affiliate)


                                      Q08.1

 Statement as of September 30, 2011 of the HARTFORD LIFE AND ANNUITY INSURANCE
                                     COMPANY (Unaudited)

     17.1 Have all the filing requirements of the
          Purposes and Procedures Manual of the NAIC
          Securities Valuation Office been followed?              Yes |X| No |_|

     17.2 If no, list exceptions:
          ______________________________________________
          ______________________________________________


                                      Q08.2

 Statement as of September 30, 2011 of the HARTFORD LIFE AND ANNUITY INSURANCE
                                     COMPANY (Unaudited)

                             PART 2 - LIFE & HEALTH

1.    Report the statement value of mortgage loans at the end of this reporting period for the
      following categories:                                                                             1
1.1   Long-term mortgages in good standing                                                            AMOUNT
      1.11   Farm mortgages                                                                        $ 16,109,644
      1.12   Residential mortgages                                                                 $          0
      1.13   Commercial mortgages                                                                  $605,491,266
                                                                                                   ------------
      1.14   Total mortgages in good standing                                                      $621,600,910

1.2   Long-term mortgages in good standing with restructured terms
      1.21   Total mortgages in good standing with restructured terms                              $          0

1.3   Long-term mortgage loans upon which interest is overdue more than three months
      1.31   Farm mortgages                                                                        $          0
      1.32   Residential mortgages                                                                 $          0
      1.33   Commercial mortgages                                                                  $          0
                                                                                                   ------------
      1.34   Total mortgages with interest overdue more than three months                          $          0

1.4   Long-term mortgage loans in process of foreclosure
      1.41   Farm mortgages                                                                        $          0
      1.42   Residential mortgages                                                                 $          0
      1.43   Commercial mortgages                                                                  $          0
                                                                                                   ------------
      1.44   Total mortgages in process of foreclosure                                             $          0

1.5   Total mortgage loans (Lines 1.14 + 1.21 + 1.34 + 1.44) (Page 2, Column 3, Lines 3.1 + 3.2)   $621,600,910

1.6   Long-term mortgages foreclosed, properties transferred to real estate in current quarter
      1.61   Farm mortgages                                                                        $          0
      1.62   Residential mortgages                                                                 $          0
      1.63   Commercial mortgages                                                                  $          0
                                                                                                   ------------
      1.64   Total mortgages foreclosed and transferred to real estate                             $          0

2.    Operating Percentages:
      2.1    A&H loss percent                                                                               0.0
                                                                                                   ------------
      2.2    A&H cost containment percent                                                                   0.0
                                                                                                   ------------
      2.3    A&H expense percent excluding cost containment expenses                                        0.0
                                                                                                   ------------
3.1   Do you act as a custodian for health savings accounts?                                       Yes|_| No|X|
3.2   If yes, please provide the amount of custodial funds held as of the reporting date           $          0
3.3   Do you act as an administrator for health savings accounts?                                  Yes|_| No|X|
3.4   If yes, please provide the balance of the funds administered as of the reporting date        $          0


                                       Q09

 Statement as of September 30, 2011 of the HARTFORD LIFE AND ANNUITY INSURANCE
                                     COMPANY (Unaudited)

                         SCHEDULE S - CEDED REINSURANCE

           Showing All New Reinsurance Treaties - Current Year to Date

   1         2          3               4                      5                    6             7
  NAIC    FEDERAL                                                                TYPE OF      IS INSURER
COMPANY      ID     EFFECTIVE                                                  REINSURANCE   AUTHORIZED?
  CODE     NUMBER      DATE     NAME OF REINSURER   DOMICILIARY JURISDICTION      CEDED      (YES OR NO)
-------   -------   ---------   -----------------   ------------------------   -----------   -----------

                                      NONE


                                       Q10

 Statement as of September 30, 2011 of the HARTFORD LIFE AND ANNUITY INSURANCE
                                     COMPANY (Unaudited)

                SCHEDULE T - PREMIUMS AND ANNUITY CONSIDERATIONS

           Current Year to Date - Allocated by States and Territories

                                                                                 DIRECT BUSINESS ONLY
                                                   ---------------------------------------------------------------------------------
                                              1            LIFE CONTRACTS           4             5             6            7
                                                   ----------------------------
                                                         2             3         ACCIDENT
                                                                                   AND
                                                                                  HEALTH
                                                                                INSURANCE
                                                                                PREMIUMS,
                                                                                INCLUDING
                                                                                 POLICY,
                                                        LIFE                    MEMBERSHIP                    TOTAL
                                            ACTIVE   INSURANCE       ANNUITY       AND        OTHER         COLUMNS    DEPOSIT-TYPE
                  STATES, ETC.              STATUS    PREMIUMS   CONSIDERATIONS OTHER FEES CONSIDERATIONS  2 THROUGH 5   CONTRACTS
------------------------------------------- ------ ------------- -------------- ---------- -------------- ------------- ------------
 1.    Alabama                          AL      L     13,589,487      740,251       1,882      3,218,172     17,549,793       0
 2.    Alaska                           AK      L      2,222,147            0         310      1,059,619      3,282,077       0
 3.    Arizona                          AZ      L     24,981,933    1,200,836      13,640      4,660,634     30,857,044       0
 4.    Arkansas                         AR      L     10,835,594      771,879       2,306      5,688,469     17,298,247       0
 5.    California                       CA      L    122,954,259   10,800,960      69,914     56,948,664    190,773,797       0
 6.    Colorado                         CO      L     22,217,641      679,316       3,305      7,701,490     30,601,751       0
 7.    Connecticut                      CT      L     20,837,710    1,483,932         210     10,558,361     32,880,213       0
 8.    Delaware                         DE      L      7,021,968      135,281           0      1,375,921      8,533,170       0
 9.    District of Columbia             DC      L      2,881,002      218,188          33        527,112      3,626,336       0
10.    Florida                          FL      L     72,526,021    7,145,097      27,640     28,967,322    108,666,080       0
11.    Georgia                          GA      L     28,719,843    2,381,207       6,173     18,221,538     49,328,760       0
12.    Hawaii                           HI      L      5,192,757      402,258       1,443      1,656,601      7,253,059       0
13.    Idaho                            ID      L      5,897,879      185,737       2,134      2,546,648      8,632,399       0
14.    Illinois                         IL      L     72,227,304    4,199,536      29,454     24,614,665    101,070,958       0
15.    Indiana                          IN      L     18,243,060    2,239,646      10,481     12,590,275     33,083,462       0
16.    Iowa                             IA      L     12,269,241    1,749,834      35,852      6,742,989     20,797,915       0
17.    Kansas                           KS      L     15,030,074      791,288       1,863      7,283,417     23,106,641       0
18.    Kentucky                         KY      L     12,846,688      793,725       9,643      3,926,412     17,576,468       0
19.    Louisiana                        LA      L     29,183,078    1,125,061       9,762      9,587,237     39,905,139       0
20.    Maine                            ME      L      2,231,111      704,328         392      1,746,540      4,682,372       0
21.    Maryland                         MD      L     24,088,746    2,301,567         449     14,092,354     40,483,116       0
22.    Massachusetts                    MA      L     16,935,968    1,791,621         696      5,558,348     24,286,634       0
23.    Michigan                         MI      L     34,072,707    1,980,089      23,916     14,435,015     50,511,727       0
24.    Minnesota                        MN      L     47,523,175    1,666,715      50,719     10,436,704     59,677,313       0
25.    Mississippi                      MS      L      9,529,696      516,075       3,642      2,462,627     12,512,040       0
26.    Missouri                         MO      L     39,689,824    3,325,813      10,790     13,124,198     56,150,625       0
27.    Montana                          MT      L      1,839,023      434,869       2,180        493,839      2,769,911       0
28.    Nebraska                         NE      L      7,652,158    2,293,802       7,144      4,430,197     14,383,301       0
29.    Nevada                           NV      L      7,700,480      253,244       4,162      2,868,256     10,826,142       0
30.    New Hampshire                    NH      L      4,344,120       49,513           0      1,052,587      5,446,220       0
31.    New Jersey                       NJ      L     33,403,856    2,058,383         277      7,648,537     43,111,053       0
32.    New Mexico                       NM      L      5,106,292      394,592       2,015      1,218,672      6,721,571       0
33.    New York                         NY      N     11,227,697      597,827         722      1,296,595     13,122,841       0
34.    North Carolina                   NC      L     74,499,565    5,253,482      29,788     17,439,310     97,222,146       0
35.    North Dakota                     ND      L      6,062,680      119,317       3,628        892,375      7,078,000       0
36.    Ohio                             OH      L     43,566,375    2,202,869      13,728     11,044,791     56,827,763       0
37.    Oklahoma                         OK      L     15,631,503    1,985,035       6,730      4,496,565     22,119,834       0
38.    Oregon                           OR      L      8,056,303    2,693,044       3,148      9,439,429     20,191,924       0
39.    Pennsylvania                     PA      L     62,857,580    3,529,288       1,101     24,387,064     90,775,033       0
40.    Rhode Island                     RI      L      4,059,254      109,792       2,626      1,115,937      5,287,609       0
41.    South Carolina                   SC      L     16,550,332    1,943,051       1,241      9,845,836     28,340,461       0
42.    South Dakota                     SD      L     14,096,076      561,778       4,245      1,524,705     16,186,803       0
43.    Tennessee                        TN      L     22,205,360    2,049,559      10,819     13,589,157     37,854,895       0
44.    Texas                            TX      L     96,015,733    4,353,910      12,314     34,509,867    134,891,825       0
45.    Utah                             UT      L     13,192,844      654,468       1,425      5,286,232     19,134,970       0
46.    Vermont                          VT      L      2,594,437      399,108           0      3,257,653      6,251,198       0
47.    Virginia                         VA      L     28,160,620    2,286,333       3,115     18,086,655     48,536,723       0
48.    Washington                       WA      L     20,665,836    3,514,176       5,372     10,931,761     35,117,145       0
49.    West Virginia                    WV      L      7,865,752      632,145       3,871      4,009,281     12,511,048       0
50.    Wisconsin                        WI      L     35,781,784    4,343,419     166,799     14,188,231     54,480,233       0
51.    Wyoming                          WY      L      1,967,167       21,022       1,226      1,507,797      3,497,212       0
52.    American Samoa                   AS      N          3,619            0           0              0          3,619       0
53.    Guam                             GU      N         11,908            0           0              0         11,908       0
54.    Puerto Rico                      PR      L         91,004            0           0             25         91,029       0
55.    US Virgin Islands                VI      L          1,393            0           0            472          1,865       0
56.    Northern Mariana Islands         MP      N              0            0           0              0              0       0
57.    Canada                           CN      N         75,975            0           0              0         75,975       0
58.    Aggregate Other Alien            OT    XXX      3,703,981            0         477            436      3,704,893       0
                                            -----  -------------   ----------     -------    -----------  -------------     ---
59.    Subtotal                             (a)52  1,222,739,623   92,064,268     604,798    474,293,595  1,789,702,284       0
90.    Reporting entity contribution
       for employee benefit plans             XXX              0            0           0              0              0       0
91.    Dividends or refunds applied to
       purchase paid-up additions
       and annuities                          XXX          2,521        1,622           0              0          4,143       0
92.    Dividends or refunds applied
       to shorten endowment or
       premium paying period                  XXX              0            0           0              0              0       0
93.    Premium or annuity considerations
       waived under disability or other
       contract provisions                    XXX      1,121,233          250           0              0      1,121,483       0
94.    Aggregate other amounts not
       allocable by State                     XXX              0            0           0              0              0       0
                                            -----  -------------   ----------     -------    -----------  -------------     ---
95.    Totals (Direct Business)               XXX  1,223,863,377   92,066,141     604,798    474,293,595  1,790,827,910       0
96.    Plus Reinsurance Assumed               XXX     84,730,694    3,897,775           0    148,734,603    237,363,071       0
                                            -----  -------------   ----------     -------    -----------  -------------     ---
97.    Totals (All Business)                  XXX  1,308,594,071   95,963,915     604,798    623,028,197  2,028,190,981       0
98.    Less Reinsurance Ceded                 XXX    312,788,166   95,920,294         412    611,414,326  1,020,123,198       0
                                            -----  -------------   ----------     -------    -----------  -------------     ---
99.    Totals (All Business) less
       Reinsurance Ceded                      XXX    995,805,905       43,621     604,386     11,613,871  1,008,067,783       0
                                            =====  =============   ==========     =======    ===========  =============     ===

                                                      DETAILS OF WRITE-INS

5801.  Other alien                            XXX      3,703,981            0         477            436      3,704,893       0
5802.                                         XXX              0            0           0              0              0       0
5803.                                         XXX              0            0           0              0              0       0
5898.  Summary of remaining write-ins
       for line 58 from overflow page         XXX              0            0           0              0              0       0
5899.  Total (Lines 5801 thru 5803
       plus 5898) (Line 58 above)             XXX      3,703,981            0         477            436      3,704,893       0
                                            -----  -------------   ----------     -------    -----------  -------------     ---
9401.                                         XXX              0            0           0              0              0       0
9402.                                         XXX              0            0           0              0              0       0
9403.                                         XXX              0            0           0              0              0       0
9498.  Summary of remaining write-ins
       for line 94 from overflow page         XXX              0            0           0              0              0       0
9499.  Total (Lines 9401 thru 9403
       plus 9498) (Line 94 above)             XXX              0            0           0              0              0       0
                                            -----  -------------   ----------     -------    -----------  -------------     ---

(L) - Licensed or Chartered - Licensed Insurance Carrier or Domicilied RRG;
(R) - Registered - Non-domiciled RRGs; (Q) - Qualified - Qualified or Accredited Reinsurer; (E) - Eligible - Reporting Entities eligible or approved to write Surplus Lines in the state; (N) - None of the above - Not allowed to write business in the state.

(a)  Insert the number of L responses except for Canada and Other Alien.


                                       Q11

 Statement as of September 30, 2011 of the HARTFORD LIFE AND ANNUITY INSURANCE
                                     COMPANY (Unaudited)

     SCHEDULE Y - INFORMATION CONCERNING ACTIVITIES OF INSURER MEMBERS OF A
                              HOLDING COMPANY GROUP

                          PART 1 - ORGANIZATIONAL CHART

                                      NONE


                                       Q12

 Statement as of September 30, 2011 of the HARTFORD LIFE AND ANNUITY INSURANCE
                                     COMPANY (Unaudited)

               SUPPLEMENTAL EXHIBITS AND SCHEDULES INTERROGATORIES

The following supplemental reports are required to be filed as part of your statement filing. However, in the event that your company does not transact the type of business for which the special report must be filed, your response of NO to the specific interrogatory will be accepted in lieu of filing a "NONE" report and a bar code will be printed below. If the supplement is required of your company but is not being filed for whatever reason, enter SEE EXPLANATION and provide an explanation following the interrogatory questions.

                                                                        RESPONSE
                                                                        --------
1.   Will the Trusteed Surplus Statement be filed with the state of
     domicile and the NAIC with this statement?                            NO

2.   Will the Medicare Part D Coverage Supplement be filed with the
     state of domicile and the NAIC with this statement?                   NO

3.   Will the Reasonableness of Assumptions Certification required by
     Actuarial Guideline XXXV be filed with the state of domicile and
     electronically with the NAIC?                                         NO

4.   Will the Reasonableness and Consistency of Assumptions
     Certification required by Actuarial Guideline XXXV be filed with
     the state of domicile and electronically with the NAIC?               NO

5.   Will the Reasonableness of Assumptions Certification for Implied
     Guaranteed Rate Method required by Actuarial Guideline XXXVI be filed with the state of domicile and electronically with the
     NAIC?                                                                 NO

6.   Will the Reasonableness and Consistency of Assumptions
     Certification required by Actuarial Guideline XXXVI (Updated
     Average Market Value) be filed with the state of domicile and
     electronically with the NAIC?                                         NO

7.   Will the Reasonableness and Consistency of Assumptions
     Certification required by Actuarial Guideline XXXVI (Updated
     Market Value) be filed with the state of domicile and
     electronically with the NAIC?                                         YES

EXPLANATIONS:

1.

2.

3.

4.

5.

6.

7.

BAR CODE:
*71153201149000003*
*71153201136500003*
*71153201144500003*
*71153201144600003*
*71153201144700003*
*71153201144800003*

                                       Q13

 Statement as of September 30, 2011 of the HARTFORD LIFE AND ANNUITY INSURANCE
                                     COMPANY (Unaudited)

                           OVERFLOW PAGE FOR WRITE-INS

ADDITIONAL WRITE-INS FOR LIABILITIES:

                                                                   1              2
                                                                CURRENT       DECEMBER 31
                                                            STATEMENT DATE    PRIOR YEAR
                                                            --------------   ------------
2504. Interest on policy or contract funds due or accrued      565,948          566,948
2597. Summary of remaining write-ins for Line 25               565,948          566,948


                                       Q14

 Statement as of September 30, 2011 of the HARTFORD LIFE AND ANNUITY INSURANCE
                                     COMPANY (Unaudited)

                            SCHEDULE A - VERIFICATION

                                   Real Estate

                                                                              1                2
                                                                                       PRIOR YEAR ENDED
                                                                        YEAR TO DATE      DECEMBER 31
                                                                        ------------   ----------------
1.   Book/adjusted carrying value, December 31 of prior year              26,632,080         27,643,541
2.   Cost of acquired:
     2.1  Actual cost at time of acquisition                                       0                  0
     2.2  Additional investment made after acquisition                             0            106,600
3.   Current year change in encumbrances                                           0                  0
4.   Total gain (loss) on disposals                                                0                  0
5.   Deduct amounts received on disposals                                          0                  0
6.   Total foreign exchange change in book/adjusted carrying value                 0                  0
7.   Deduct current year's other than temporary impairment recognized              0                  0
8.   Deduct current year's depreciation                                      843,876          1,118,061
                                                                          ----------         ----------
9.   Book/adjusted carrying value at end of current period
     (Lines 1+2+3+4-5+6-7-8)                                              25,788,204         26,632,080
10.  Deduct total nonadmitted amounts                                              0                  0
                                                                          ----------         ----------
11.  Statement value at end of current period (Line 9 minus Line 10)      25,788,204         26,632,080
                                                                          ----------         ----------

                            SCHEDULE B - VERIFICATION

                                 Mortgage Loans

                                                                              1                2
                                                                                       PRIOR YEAR ENDED
                                                                        YEAR TO DATE      DECEMBER 31
                                                                        ------------   ----------------
1.   Book value/recorded investment excluding accrued interest,
     December 31 of prior year                                           439,312,824        532,439,151
2.   Cost of acquired:
     2.1 Actual cost at time of acquisition                              208,675,000         32,750,000
     2.2 Additional investment made after acquisition                              0            375,000
3.   Capitalized deferred interest and other                                  19,542             22,006
4.   Accrual of discount                                                           0             22,353
5.   Unrealized valuation increase (decrease)                                      0                  0
6.   Total gain (loss) on disposals                                                0        (43,549,377)
7.   Deduct amounts received on disposals                                 25,408,977         82,742,398
8.   Deduct amortization of premium and mortgage interest points and
     commitment fees                                                             269              3,911
9.   Total foreign exchange change in book value/recorded investment
     excluding accrued interest                                                    0                  0
10.  Deduct current year's other than temporary impairment recognized              0                  0
                                                                         -----------        -----------
11.  Book value/recorded investment excluding accrued interest at end
     of current period (Lines 1+2+3+4+5+6-7-8+9-10)                      622,598,119        439,312,824
                                                                         -----------        -----------
12.  Total valuation allowance                                              (997,209)        (2,560,968)
                                                                         -----------        -----------
13.  Subtotal (Line 11 plus Line 12)                                     621,600,910        436,751,856
                                                                         -----------        -----------
14.  Deduct total nonadmitted amounts                                              0                  0
                                                                         -----------        -----------
15.  Statement value at end of current period (Line 13 minus Line 14)    621,600,910        436,751,856
                                                                         -----------        -----------

 Statement as of September 30, 2011 of the HARTFORD LIFE AND ANNUITY INSURANCE
                                     COMPANY (Unaudited)

                           SCHEDULE BA - VERIFICATION

                         Other Long-Term Invested Assets

                                                                              1               2
                                                                                       PRIOR YEAR ENDED
                                                                        YEAR TO DATE     DECEMBER 31
                                                                        ------------   ----------------
1.   Book/adjusted carrying value, December 31 of prior year             239,844,929        306,936,852
2.   Cost of acquired:
     2.1 Actual cost at time of acquisition                                   12,133          3,158,200
     2.2 Additional investment made after acquisition                     10,241,612          9,235,381
3.   Capitalized deferred interest and other                                       0                  0
4.   Accrual of discount                                                           0                  0
5.   Unrealized valuation increase (decrease)                              1,561,253        (35,982,271)
6.   Total gain (loss) on disposals                                                0                  0
7.   Deduct amounts received on disposals                                  1,244,180         42,049,506
8.   Deduct amortization of premium and depreciation                          75,037             26,527
9.   Total foreign exchange change in book/adjusted carrying value                 0                  0
10.  Deduct current year's other than temporary impairment recognized              0          1,427,200
                                                                         -----------        -----------
11.  Book/adjusted carrying value at end of current period (Lines        250,340,710        239,844,929
     1+2+3+4+5+6-7-8+9-10)
12.  Deduct total nonadmitted amounts                                              0                  0
                                                                         -----------        -----------
13.  Statement value at end of current period (Line 11 minus Line 12)    250,340,710        239,844,929
                                                                         -----------        -----------

                            SCHEDULE D - VERIFICATION

                                Bonds and Stocks

                                                                               1                2
                                                                                         PRIOR YEAR ENDED
                                                                         YEAR TO DATE      DECEMBER 31
                                                                        --------------   ----------------
1.   Book/adjusted carrying value of bonds and stocks, December 31 of
     prior year                                                         10,450,534,692      9,782,460,898
2.   Cost of bonds and stocks acquired                                   4,079,101,861      7,068,998,922
3.   Accrual of discount                                                     9,918,639         16,070,423
4.   Unrealized valuation increase (decrease)                              156,301,106       (280,913,388)
5.   Total gain (loss) on disposals                                         24,304,224         73,490,777
6.   Deduct consideration for bonds and stocks disposed of               3,093,051,205      6,124,525,136
7.   Deduct amortization of premium                                         42,607,240         70,657,780
8.   Total foreign exchange change in book/adjusted carrying value            (136,229)         1,801,880
9.   Deduct current year's other than temporary impairment recognized        6,285,944         16,191,903
                                                                        --------------     --------------
10.  Book/adjusted carrying value at end of current period (Lines       11,578,079,904     10,450,534,692
     1+2+3+4+5-6-7+8-9)
11.  Deduct total nonadmitted amounts                                                0                  0
                                                                        --------------     --------------
12.  Statement value at end of current period (Line 10 minus Line 11)   11,578,079,904     10,450,534,692
                                                                        --------------     --------------


                                      QSI01

 Statement as of September 30, 2011 of the HARTFORD LIFE AND ANNUITY INSURANCE
                                     COMPANY (Unaudited)

                              SCHEDULE D - PART 1B

         Showing the Acquisitions, Dispositions and Non-Trading Activity During the Current Quarter for all Bonds and Preferred Stock by Rating Class

                       1             2              3            4              5              6              7              8
                 BOOK/ADJUSTED
                   CARRYING                                 NON-TRADING   BOOK/ADJUSTED  BOOK/ADJUSTED  BOOK/ADJUSTED  BOOK/ADJUSTED
                     VALUE      ACQUISITIONS   DISPOSITIONS   ACTIVITY      CARRYING       CARRYING       CARRYING    CARRYING VALUE
                 BEGINNING OF      DURING         DURING       DURING     VALUE END OF   VALUE END OF   VALUE END OF    DECEMBER 31
                    CURRENT       CURRENT        CURRENT      CURRENT         FIRST         SECOND          THIRD          PRIOR
                    QUARTER       QUARTER        QUARTER      QUARTER        QUARTER        QUARTER        QUARTER         YEAR
                -------------- -------------  ------------- -----------  -------------- -------------- -------------- --------------
    BONDS
1.  Class 1 (a)  8,992,458,427 4,329,529,445  2,745,019,103 (27,272,579)  7,339,692,745  8,992,458,427 10,549,696,190  7,106,945,834
2.  Class 2 (a)  2,481,452,617    97,672,237     76,555,263 (14,409,940)  3,895,889,573  2,481,452,617  2,488,159,651  3,628,515,449
3.  Class 3 (a)    169,673,362             0      1,846,367   1,392,503     180,561,579    169,673,362    169,219,498    188,172,986
4.  Class 4 (a)     53,206,290             0         81,922   8,862,435      68,951,739     53,206,290     61,986,803     68,091,871
5.  Class 5 (a)     13,259,618             0        161,834    (109,366)     21,112,112     13,259,618     12,988,418     26,480,233
6.  Class 6 (a)     45,345,173             0         93,892   6,273,550       7,068,735     45,345,173     51,524,831        968,321
                -------------- -------------  ------------- -----------  -------------- -------------- -------------- --------------
7.  Total Bonds 11,755,395,487 4,427,201,682  2,823,758,382 (25,263,396) 11,513,276,483 11,755,395,487 13,333,575,391 11,019,174,695
                ============== =============  ============= ===========  ============== ============== ============== ==============

    PREFERRED STOCK
8.  Class 1                  0             0              0           0               0              0              0              0
9.  Class 2          8,345,436             0              0     (48,045)      8,393,825      8,345,436      8,297,391      8,441,921
10. Class 3                  0             0              0           0               0              0              0              0
11. Class 4                  0             0              0           0               0              0              0              0
12. Class 5            192,328       (16,571)             0      16,286         181,185        192,328        192,045        447,133
13. Class 6                  0             0              0           0               0              0              0         12,545
                -------------- -------------  ------------- -----------  -------------- -------------- -------------- --------------
14. Total
    Preferred
    Stock            8,537,765       (16,571)             0     (31,759)      8,575,010      8,537,765      8,489,436      8,901,599
                -------------- -------------  ------------- -----------  -------------- -------------- -------------- --------------
15. Total Bonds
    and
    Preferred
    Stock       11,763,933,252 4,427,185,111  2,823,758,382 (25,295,155) 11,521,851,493 11,763,933,252 13,342,064,827 11,028,076,294
                ============== =============  ============= ===========  ============== ============== ============== ==============

(a) Book/Adjusted Carrying Value column for the end of the current reporting period includes the following amount of non-rated short-term and cash equivalent bonds by NAIC designation:
     NAIC 1 $0; NAIC 2 $0; NAIC 3 $0; NAIC 4 $0; NAIC 5 $0; NAIC 6 $0.


                                      QSI02

 Statement as of September 30, 2011 of the HARTFORD LIFE AND ANNUITY INSURANCE
                                     COMPANY (Unaudited)

                              SCHEDULE DA - PART 1

                             Short-Term Investments

                         1             2             3                  4                       5
                   BOOK/ADJUSTED                   ACTUAL      INTEREST COLLECTED   PAID FOR ACCRUED INTEREST
                  CARRYING VALUE   PAR VALUE        COST          YEAR TO DATE             YEAR TO DATE
                  --------------   ---------   -------------   ------------------   -------------------------
9199999 Totals     2,842,510,804      XXX      2,842,479,889         660,722                      0
                   =============      ===      =============         =======                    ===

                           SCHEDULE DA - VERIFICATION

                             Short-Term Investments

                                                                              1                 2
                                                                                        PRIOR YEAR ENDED
                                                                         YEAR TO DATE      DECEMBER 31
                                                                        -------------   ----------------
1.   Book/adjusted carrying value, December 31 of prior year            1,377,148,681      1,464,800,156
2.   Cost of short-term investments acquired                            6,993,787,805     11,215,806,150
3.   Accrual of discount                                                      182,300            167,707
4.   Unrealized valuation increase (decrease)                                       0                  0
5.   Total gain (loss) on disposals                                            20,694                 (0)
6.   Deduct consideration received on disposals                         5,528,628,676     11,303,625,332
7.   Deduct amortization of premium                                                 0                  0
8.   Total foreign exchange change in book/adjusted carrying value                  0                  0
9.   Deduct current year's other than temporary impairment recognized               0                  0
                                                                        -------------     --------------
10.  Book/adjusted carrying value at end of current period (Lines       2,842,510,804      1,377,148,681
     1+2+3+4+5-6-7+8-9)
11.  Deduct total nonadmitted amounts                                               0                  0
                                                                        -------------     --------------
12.  Statement value at end of current period (Line 10 minus Line 11)   2,842,510,804      1,377,148,681
                                                                        -------------     --------------


                                      QSI03

 Statement as of September 30, 2011 of the HARTFORD LIFE AND ANNUITY INSURANCE
                                     COMPANY (Unaudited)

                       SCHEDULE DB - PART A - VERIFICATION

               Options, Caps, Floors, Collars, Swaps and Forwards

1.   Book/Adjusted Carrying Value, December 31, prior year (Line 9, prior year)     797,399,090
                                                                                  -------------
2.   Cost paid/(consideration received) on additions                                428,251,437
                                                                                  -------------
3.   Unrealized valuation increase (decrease)                                       779,486,879
                                                                                  -------------
4.   Total gain (loss) on termination recognized                                   (290,476,753)
                                                                                  -------------
5.   Considerations received (paid) on terminations                                 142,904,655
                                                                                  -------------
6.   Amortization                                                                             0
                                                                                  -------------
7.   Adjustment to the Book/Adjusted Carrying Value of hedge item                             0
                                                                                  -------------
8.   Total foreign exchange change in Book/Adjusted Carrying Value                  299,982,537
                                                                                  -------------
9.   Book/Adjusted Carrying Value, December 31, current year
     (Lines 1 + 2 + 3 + 4 - 5 + 6 + 7 + 8)                                        1,871,738,535
                                                                                  -------------
10.  Deduct nonadmitted assets                                                                0
                                                                                  -------------
11.  Statement value at end of current period (Line 9 minus Line 10)              1,871,738,535
                                                                                  =============

                       SCHEDULE DB - PART B - VERIFICATION

                                Futures Contracts

1.   Book/Adjusted Carrying Value, December 31, prior year                                                            (0)
                                                                                                                 -------
2.   Net cash deposits (Section 1, Broker Name/Net Cash Deposits
     footnote)                                                                                                         0
                                                                                                                 -------
3.1  Change in variation margin on open contracts                                                     (986,606)
                                                                                                      --------
3.2  Add:
          Change in adjustment to basis of hedged item:
     3.21 Section 1, Column 17, current year to date minus                          0
                                                                          -----------
     3.22 Section 1, Column 17, prior year                                          0             0
                                                                          -----------   -----------
          Change in amount recognized:
     3.23 Section 1, Column 16, current year to date minus                  8,009,994
                                                                          -----------
     3.24 Section 1, Column 16, prior year                                  8,996,600      (986,606)  (986,606)
                                                                          -----------   -----------   --------
3.3  Subtotal (line 3.1 minus Line 3.2)                                                                               (0)
                                                                                                                 -------
4.1  Variation margin on terminated contracts during the year                           274,711,623
                                                                                        -----------
4.2  Less:
     4.21 Amount used to adjust basis of hedged item                                0
                                                                          -----------
     4.22 Amount recognized                                               274,711,623   274,711,623
                                                                          -----------   -----------
4.3  Subtotal (line 4.1 minus Line 4.2)                                                                                0
                                                                                                                 -------
5.   Dispositions gains (losses) on contracts terminated in prior year:
     5.1  Recognized                                                                                                   0
                                                                                                                 -------
     5.2  Used to adjust basis of hedged items                                                                         0
                                                                                                                 -------
6.   Book/Adjusted Carrying Value at end of current period (Lines
     1 + 2 + 3.3 - 4.3 - 5.1 - 5.2)                                                                                   (0)
                                                                                                                 =======
7.   Deduct nonadmitted assets                                                                                         0
                                                                                                                 -------
8.   Statement value at end of current period (Line 6 minus Line 7)                                                   (0)
                                                                                                                 =======


                                      QSI04

 Statement as of September 30, 2011 of the HARTFORD LIFE AND ANNUITY INSURANCE
                                     COMPANY (Unaudited)

                        SCHEDULE DB - PART C - SECTION 1

         Replicated (Synthetic) Assets Open as of Current Statement Date

                                                REPLICATED (SYNTHETIC) ASSET
---------------------------------------------------------------------------------------------------------------------------
    1                     2                      3            4              5              6            7            8
                                                NAIC
                                            DESIGNATION
                                              OR OTHER     NOTIONAL   BOOK/ADJUSTED       FAIR       EFFECTIVE    MATURITY
  NUMBER             DESCRIPTION            DESCRIPTION     AMOUNT    CARRYING VALUE      VALUE        DATE        DATE
---------   -----------------------------   -----------   ---------   --------------   ----------   ----------   ----------
REPLICATED ASSETS OPEN
694308S@7   BOND WITH CREDIT DEFAULT SWAP            1Z   3,000,000        3,497,098    3,458,712   07/29/2011   09/20/2016
88164RA*8   BOND WITH CREDIT DEFAULT SWAP            1    5,000,000        5,039,202    5,587,961   07/08/2011   09/20/2015
88164RA*8   BOND WITH CREDIT DEFAULT SWAP            1    5,000,000        5,038,012    5,589,963   07/08/2011   09/20/2015
                                                                      --------------   ----------   ----------   ----------
9999999 Total                                                             13,574,312   14,636,636          XXX          XXX
                                                                      ==============   ==========   ==========   ==========

                                         COMPONENTS OF THE REPLICATED (SYNTHETIC) ASSET
--------------------------------------------------------------------------------------------------------------------------------
              DERIVATIVE INSTRUMENTS OPEN                                        CASH INSTRUMENT(S) HELD
-------------------------------------------------------  -----------------------------------------------------------------------
    1                  9                10         11         12                13                14          15          16
                                       BOOK/                                                     NAIC        BOOK/
                                     ADJUSTED                                                   DESIG.     ADJUSTED
                                     CARRYING     FAIR                                         OR OTHER    CARRYING       FAIR
  NUMBER          DESCRIPTION          VALUE     VALUE      CUSIP          DESCRIPTION       DESCRIPTION     VALUE       VALUE
---------   ----------------------  ----------  -------  -----------  ---------------------  -----------  ----------  ----------
REPLICATED ASSETS OPEN
694308S@7   CDS: PACIFIC GAS &                                        EOG RESOURCES INC              1FE   3,521,623   3,528,062
                 ELECT REC 1.00%       (24,525) (69,350) 26875P AA 9
88164RA*8   CDS: TEVA PHARM                                           CONSOLIDATED EDISON
                 IND LTD REC 1.00%      48,885   56,791  209111 EZ 2  CO OF NEW YORK                 1FE   4,990,317   5,531,170
88164RA*8   CDS: TEVA PHARM                                           GEORGIA POWER COMPANY          1FE   4,989,127   5,533,172
                 IND LTD REC 1.00%      48,885   56,791  373334 JP 7
            ----------------------  ----------  -------  -----------  ---------------------  -----------  ----------  ----------
9999999                        XXX      73,245   44,232          XXX                    XXX          XXX  13,501,067  14,592,404
            ======================  ==========  =======  ===========  =====================  ===========  ==========  ==========


                                      QSI05

 Statement as of September 30, 2011 of the HARTFORD LIFE AND ANNUITY INSURANCE
                                     COMPANY (Unaudited)

                        SCHEDULE DB - PART C - SECTION 2

              Reconciliation of Replicated (Synthetic) Assets Open

                                                          FIRST                            SECOND
                                                         QUARTER                          QUARTER
                                              ------------------------------   ------------------------------
                                                  1               2                3                4
                                               NUMBER      TOTAL REPLICATED      NUMBER     TOTAL REPLICATED
                                                 OF       (SYNTHETIC) ASSETS      OF       (SYNTHETIC) ASSETS
                                              POSITIONS     STATEMENT VALUE    POSITIONS     STATEMENT VALUE
                                              ---------   ------------------   ---------   ------------------
1. Beginning Inventory                                3       22,157,549               3       22,122,284
2. Add:  Opened or Acquired Transactions              0                0               0                0
3. Add:  Increases in Replicated Asset
         Statement Value                            XXX              494             XXX              497
4. Less: Closed or Disposed of Transactions           0                0               0                0
5. Less: Positions Disposed of for
         Failing Effectiveness Criteria               0                0               0                0
6. Less: Decreases in Replicated
         (Synthetic) Asset
         Statement Value                            XXX           35,759             XXX           36,200
                                                  -----       ----------           -----       ----------
7. Ending inventory                                   3       22,122,284               3       22,086,581
                                                  -----       ----------           -----       ----------

                                                           THIRD                           FOURTH
                                                          QUARTER                         QUARTER
                                              ------------------------------   ------------------------------
                                                  5               6                7                8
                                                NUMBER     TOTAL REPLICATED     NUMBER      TOTAL REPLICATED
                                                  OF      (SYNTHETIC) ASSETS      OF       (SYNTHETIC) ASSETS
                                              POSITIONS     STATEMENT VALUE    POSITIONS     STATEMENT VALUE
                                              ---------   ------------------   ---------   ------------------
1. Beginning Inventory                                3        22,086,581              0            0
2. Add:  Opened or Acquired Transactions              1         2,966,924              0            0
3. Add:  Increases in Replicated Asset
         Statement Value                            XXX           530,680            XXX            0
4. Less: Closed or Disposed of Transactions           2        11,985,695              0            0
5. Less: Positions Disposed of for
         Failing Effectiveness Criteria               0                 0              0            0
6. Less: Decreases in Replicated
         (Synthetic) Asset
         Statement Value                            XXX            24,178            XXX            0
                                                  -----        ----------          -----          ---
7. Ending inventory                                   2        13,574,312              0            0
                                                  -----        ----------          -----          ---

                                                     YEAR-TO-DATE
                                              ------------------------------
                                                  9               10
                                               NUMBER      TOTAL REPLICATED
                                                 OF       (SYNTHETIC) ASSETS
                                              POSITIONS     STATEMENT VALUE
                                              ---------   ------------------
1. Beginning Inventory                                3       22,157,549
2. Add:  Opened or Acquired Transactions              1        2,966,924
3. Add:  Increases in Replicated Asset
         Statement Value                            XXX          531,671
4. Less: Closed or Disposed of Transactions           2       11,985,695
5. Less: Positions Disposed of for
         Failing Effectiveness Criteria               0                0
6. Less: Decreases in Replicated
         (Synthetic) Asset
         Statement Value                            XXX           96,137
                                                  -----       ----------
7. Ending inventory                                   2       13,574,312
                                                  -----       ----------


                                      QSI06

 Statement as of September 30, 2011 of the HARTFORD LIFE AND ANNUITY INSURANCE
                                     COMPANY (Unaudited)

                           SCHEDULE DB - VERIFICATION

Verification of Book/Adjusted Carrying Value, Fair Value and Potential Exposure
                        of all Open Derivative Contracts

                                                 BOOK/ADJUSTED CARRYING VALUE CHECK
1.  Part A, Section 1, Column 14                 1,871,738,535
                                                 -------------
2.  Part B, Section 1, Column 14                             0
                                                 -------------
3.  Total (Line 1 plus Line 2)                                        1,871,738,535
                                                                      -------------
4.  Part D, Column 5                             2,136,788,443
                                                 -------------
5.  Part D, Column 6                              (265,049,908)
                                                 -------------
6.  Total (Line 3 minus Line 4 minus Line 5)                                     (0)
                                                                      -------------

                                                          FAIR VALUE CHECK
7.  Part A, Section 1, Column 16                 2,098,493,020
                                                 -------------
8.  Part B, Section 1, Column 13                     8,009,994
                                                 -------------
9.  Total (Line 7 plus Line 8)                                        2,106,503,014
                                                                      -------------
10. Part D, Column 8                             2,369,169,314
                                                 -------------
11. Part D, Column 9                              (262,666,300)
                                                 -------------
12. Total (Line 9 minus Line 10 minus Line 11)                                   (0)
                                                                      -------------

                                                      POTENTIAL EXPOSURE CHECK
13. Part A, Section 1, Column 21                   630,464,691
                                                 -------------
14. Part B, Section 1, Column 19                   283,005,556
                                                 -------------
15. Part D, Column 11                              913,470,247
                                                 -------------
16. Total (Line 13 plus Line 14 minus Line 15)                                   (0)
                                                                      -------------


                                      QSI07

 Statement as of September 30, 2011 of the HARTFORD LIFE AND ANNUITY INSURANCE
                                     COMPANY (Unaudited)

                            SCHEDULE E- VERIFICATION

                                Cash Equivalents

                                                                            1                 2
                                                                                      PRIOR YEAR ENDED
                                                                       YEAR TO DATE      DECEMBER 31
                                                                       ------------   ----------------
 1. Book/adjusted carrying value, December 31 of prior year                   7,833         7,781
 2. Cost of cash equivalents acquired                                   999,208,996            52
 3. Accrual of discount                                                           0             0
 4. Unrealized valuation increase (decrease)                                      0             0
 5. Total gain (loss) on disposals                                                0             0
 6. Deduct consideration received on disposals                          949,265,496             0
 7. Deduct amortization of premium                                                0             0
 8. Total foreign exchange change in book/ adjusted carrying value                0             0
 9. Deduct current year's other than temporary impairment recognized              0             0
                                                                        -----------        ------
10. Book/adjusted carrying value at end of current period (Lines         49,951,333         7,833
    1+2+3+4+5-6-7+8-9)
11. Deduct total nonadmitted amounts                                              0             0
                                                                        -----------        ------
12. Statement value at end of current period (Line 10 minus Line 11)     49,951,333         7,833
                                                                        -----------        ------


                                      QSI08

 Statement as of September 30, 2011 of the HARTFORD LIFE AND ANNUITY INSURANCE
                                     COMPANY (Unaudited)

                               SCHEDULE A - PART 2
 Showing all Real Estate ACQUIRED AND ADDITIONS MADE During the Current Quarter

           1               LOCATION          4             5              6             7              8               9
                          ------------
                           2       3                                                              BOOK/ADJUSTED    ADDITIONAL
                                                                     ACTUAL COST                     CARRYING      INVESTMENT
                                           DATE                       AT TIME OF     AMOUNT OF      VALUE LESS     MADE AFTER
DESCRIPTION OF PROPERTY   CITY   STATE   ACQUIRED   NAME OF VENDOR   ACQUISITION   ENCUMBRANCES    ENCUMBRANCES   ACQUISITION
-----------------------   ----   -----   --------   --------------   -----------   ------------   -------------   -----------

                                      NONE

                               SCHEDULE A - PART 3
 Showing all Real Estate DISPOSED During the Quarter, Including Payments During
                    the Final Year on "Sales Under Contract "

     1            LOCATION          4           5          6            7                   8
              ----------------
                  2        3
                                                                   EXPENDED FOR
                                                                     ADDITIONS,
                                                                     PERMANENT         BOOK/ADJUSTED
DESCRIPTION                                                       IMPROVEMENTS AND    CARRYING VALUE
    OF                           DISPOSAL    NAME OF     ACTUAL      CHANGES IN      LESS ENCUMBRANCES
 PROPERTY       CITY     STATE     DATE     PURCHASER     COST     ENCUMBRANCES        PRIOR YEAR
-----------   --------   -----   --------   ---------   -------   ----------------   -----------------

     1                                 CHANGE IN BOOK/ADJUSTED CARRYING
                                           VALUE LESS ENCUMBRANCES                                            14
              ------------------------------------------------------------------------------------
                     9               10               11                12               13
                               CURRENT YEAR'S
                                 OTHER THAN                                                          BOOK/ADJUSTED CARRYING
DESCRIPTION                      TEMPORARY      CURRENT YEAR'S   TOTAL CHANGE IN    TOTAL FOREIGN          VALUE LESS
    OF        CURRENT YEAR'S     IMPAIRMENT        CHANGE           B./A.C.V.      EXCHANGE CHANGE        ENCUMBRANCES
 PROPERTY      DEPRECIATION      RECOGNIZED    IN ENCUMBRANCES    (11 - 9 - 10)      IN B./A.C.V.          ON DISPOSAL
-----------   --------------   --------------  ---------------   ---------------   ---------------   ----------------------

     1



                     15                16                17              18                    19                 20
                                                                                      GROSS INCOME EARNED
DESCRIPTION                      FOREIGN EXCHANGE     REALIZED                           LESS INTEREST      TAXES, REPAIRS,
    OF        AMOUNTS RECEIVED    GAIN (LOSS) ON    GAIN (LOSS)   TOTAL GAIN (LOSS)        INCURRED          AND EXPENSES
 PROPERTY        DURING YEAR         DISPOSAL       ON DISPOSAL     ON DISPOSAL        ON ENCUMBRANCES         INCURRED
-----------   ----------------   ----------------   -----------   -----------------   -------------------   ---------------

                                      NONE


                                      QE01

 Statement as of September 30, 2011 of the HARTFORD LIFE AND ANNUITY INSURANCE
                                     COMPANY (Unaudited)

                               SCHEDULE B - PART 2
        Showing all Mortgage Loans ACQUIRED AND ADDITIONS MADE During the
                                 Current Quarter

     1                            LOCATION          4        5          6           7            8           9
                           ----------------------                                 ACTUAL    ADDITIONAL
                                  2           3                                   COST       INVESTMENT   VALUE OF
                                                   LOAN     DATE      RATE OF  AT TIME OF    MADE AFTER   LAND AND
LOAN NUMBER                     CITY        STATE  TYPE   ACQUIRED   INTEREST  ACQUISITION  ACQUISITION   BUILDINGS
-------------------------- ---------------  -----  ----  ----------  --------  -----------  -----------  ----------
MORTGAGES IN GOOD STANDING

COMMERCIAL MORTGAGES - ALL OTHER

BHM0KJ3C5                  CONSHOHOCKEN      PA          09/28/2011    3.440    10,000,000       0       18,850,575
BHM0KLL22                  CARLSBAD          CA          08/11/2011    3.520    12,000,000       0       19,862,069
BHM0KTWD9                  MISSION VALLEY    CA          09/27/2011    4.340     8,000,000       0       11,545,098
BHM0KTYD7                  IRVINE            CA          09/28/2011    4.310     2,000,000       0        3,073,684
                                                         ----------    -----    ----------     ---       ----------
0599999  Total - Mortgages in Good Standing
          - Commercial Mortgages - All Other                    XXX      XXX    32,000,000       0       53,331,426
                                                         ----------    -----    ----------     ---       ----------
0899999  Total - Mortgages in Good Standing                     XXX      XXX    32,000,000       0       53,331,426
                                                         ----------    -----    ----------     ---       ----------
3399999  Total Mortgages                                        XXX      XXX    32,000,000       0       53,331,426
                                                         ==========    =====    ==========     ===       ==========

                               SCHEDULE B - PART 3
           Showing all Mortgage Loans DISPOSED, Transferred or Repaid
                           During the Current Quarter

   1               LOCATION          4         5           6             7
             ---------------------
                    2          3
                                                                    BOOK VALUE/
                                                                      RECORDED
                                                                    INVESTMENT
                                                                     EXCLUDING
                                                                      ACCRUED
                                    LOAN     DATE      DISPOSAL   INTEREST PRIOR
LOAN NUMBER       CITY       STATE  TYPE   ACQUIRED      DATE          YEAR
-----------  --------------  -----  ----  ----------  ----------  --------------
MORTGAGES WITH PARTIAL REPAYMENTS
B0A0AAVL4    VARIOUS           US         04/01/2001  08/01/2011       389,829
BHM01G8F0    CARY              NC         12/22/2005  09/01/2011        28,354
BHM01HHJ0    VARIOUS           US         12/29/2005  09/09/2011     1,477,265
BHM01LDV8    BALTIMORE         MD         04/28/2006  09/01/2011        90,314
BHM01Y6L0    CUMMING           GA         10/05/2006  08/01/2011        12,384
BHM02CW12    AUSTIN            TX         10/01/2008  08/01/2011        68,816
BHM031119    FRESNO            CA         12/21/2007  07/01/2011       200,000
BHM03L0T5    STANISLAUS        CA         07/25/2008  07/01/2011        38,690
BHM03S0C7    DALLAS            TX         07/25/2008  09/01/2011        35,909
BHM03TLB4    VARIOUS           US         07/01/2008  09/01/2011       169,815
BHM03Z7L4    VARIOUS           US         08/21/2008  09/01/2011        99,064
BHM03Z7Q3    ROCKVILLE         MD         10/29/2008  09/01/2011        19,821
BHM04NA10    VARIOUS           US         09/30/2008  09/01/2011       133,825
BHM04QLL7    CHAVES            NM         10/17/2008  09/01/2011        57,313
BHM04X7M6    SILICON VALLEY    CA         10/01/2008  09/01/2011       112,636
BHM0J5LL7    BURBANK           CA         08/12/2010  09/01/2011        24,673
                                                                     ---------
0299999  Total - Mortgages With Partial Repayments                   2,958,707
                                                                     ---------
0599999  Total Mortgages                                             2,958,707
                                                                     =========

   1                                                                    CHANGE IN BOOK VALUE/RECORDED INVESTMENT
                                                    -----------------------------------------------------------------------------
                                                         8             9             10           11           12          13

                                                                                   CURRENT
                                                                                   YEAR'S                                 TOTAL
                                                    UNREALIZED      CURRENT      OTHER THAN  CAPITALIZED     TOTAL       FOREIGN
                                                     VALUATION       YEAR'S       TEMPORARY    DEFERRED    CHANGE IN    EXCHANGE
                                                     INCREASE   (AMORTIZATION)/  IMPAIRMENT    INTEREST    BOOK VALUE   CHANGE IN
LOAN NUMBER                                         (DECREASE)     ACCRETION     RECOGNIZED   AND OTHER   (8+9-10+11)  BOOK VALUE
-----------                                         ----------  ---------------  ----------  -----------  -----------  ----------
MORTGAGES WITH PARTIAL REPAYMENTS
B0A0AAVL4                                                0                0           0           0               0         0
BHM01G8F0                                                0                0           0           0               0         0
BHM01HHJ0                                               (0)          10,713           0           0          10,713         0
BHM01LDV8                                                0                0           0           0               0         0
BHM01Y6L0                                                0                0           0           0               0         0
BHM02CW12                                                0            4,947           0           0           4,947         0
BHM031119                                                0                0           0           0               0         0
BHM03L0T5                                                0            1,297           0           0           1,297         0
BHM03S0C7                                                0                0           0           0               0         0
BHM03TLB4                                                0                0           0           0               0         0
BHM03Z7L4                                                0                0           0           0               0         0
BHM03Z7Q3                                                0                0           0           0               0         0
BHM04NA10                                                0                0           0           0               0         0
BHM04QLL7                                                0            2,282           0           0           2,282         0
BHM04X7M6                                                0                0           0           0               0         0
BHM0J5LL7                                                0                0           0           0               0         0
                                                       ---           ------         ---         ---          ------       ---
0299999  Total - Mortgages With Partial Repayments      (0)          19,239           0           0          19,239         0
                                                       ---           ------         ---         ---          ------       ---
0599999  Total Mortgages                                (0)          19,239           0           0          19,239         0
                                                       ===           ======         ===         ===          ======       ===

   1                                                     14              15            16          17            18


                                                     BOOK VALUE/
                                                       RECORDED
                                                      INVESTMENT
                                                      EXCLUDING                     FOREIGN
                                                       ACCRUED                      EXCHANGE     REALIZED     TOTAL
                                                       INTEREST                   GAIN (LOSS)  GAIN (LOSS)  GAIN (LOSS)
LOAN NUMBER                                          ON DISPOSAL  CONSIDERATION  ON DISPOSAL  ON DISPOSAL  ON DISPOSAL
-----------                                          -----------  -------------  -----------  -----------  -----------
MORTGAGES WITH PARTIAL REPAYMENTS
B0A0AAVL4                                               396,174       396,174         0            0            0
BHM01G8F0                                                28,354        28,354         0            0            0
BHM01HHJ0                                             1,487,979     1,487,979         0            0            0
BHM01LDV8                                                90,314        90,314         0            0            0
BHM01Y6L0                                                12,384        12,384         0            0            0
BHM02CW12                                                73,763        73,763         0            0            0
BHM031119                                               200,000       200,000         0            0            0
BHM03L0T5                                                39,987        39,987         0            0            0
BHM03S0C7                                                35,909        35,909         0            0            0
BHM03TLB4                                               169,815       169,815         0            0            0
BHM03Z7L4                                                99,064        99,064         0            0            0
BHM03Z7Q3                                                19,821        19,821         0            0            0
BHM04NA10                                               133,825       133,825         0            0            0
BHM04QLL7                                                59,595        59,595         0            0            0
BHM04X7M6                                               112,636       112,636         0            0            0
BHM0J5LL7                                                24,673        24,673         0            0            0
                                                      ---------     ---------       ---          ---          ---
0299999  Total - Mortgages With Partial Repayments    2,984,292     2,984,292         0            0            0
                                                      ---------     ---------       ---          ---          ---
0599999  Total Mortgages                              2,984,292     2,984,292         0            0            0
                                                      =========     =========       ===          ===          ===


                                      QE02

 Statement as of September 30, 2011 of the HARTFORD LIFE AND ANNUITY INSURANCE
                                     COMPANY (Unaudited)

                              SCHEDULE BA - PART 2
       Showing Other Long-Term Invested Assets ACQUIRED AND ADDITIONS MADE
                           During the Current Quarter

      1                      2                      LOCATION                 5              6               7
                                              -------------------
                                                   3          4
                                                                          NAME OF                         DATE
    CUSIP                NAME OR                                         VENDOR OR           NAIC      ORIGINALLY
IDENTIFICATION         DESCRIPTION                CITY      STATE     GENERAL PARTNER    DESIGNATION    ACQUIRED
--------------  ---------------------------   -----------   -----   ------------------   -----------  -----------
JOINT VENTURE OR PARTNERSHIP INTERESTS THAT HAVE UNDERLYING CHARACTERISTICS OF COMMON STOCKS -UNAFFILIATED
BHM03B  4L  0   GRP III LP                    LOS ANGELES     CA    DIRECT WITH ISSUER                 08/01/2011
BHM035  DC  3   KRG CAPITAL FUND IV LP        DENVER          CO    DIRECT WITH ISSUER                 08/04/2011

1599999  Total - Joint Venture or Partnership
 Interests That Have Underlying Characteristics of Common Stocks - Unaffiliated

ANY OTHER CLASS OF ASSET - AFFILIATED
416515  10  4   HARTFORD FINANCIAL SERVICES   HARTFORD        CT    DIRECT WITH ISSUER                 07/31/2011

3899999  Total- Any Other Class of Asset - Affiliated

3999999  Subtotal - Unaffiliated

4099999  Subtotal - Affiliated

4199999  Totals

      1                                           8           9             10            11            12            13

                                                            ACTUAL      ADDITIONAL                   COMMITMENT
                                                TYPE       COST AT      INVESTMENT                       FOR      PERCENTAGE
    CUSIP                                        AND       TIME OF      MADE AFTER     AMOUNT OF     ADDITIONAL       OF
IDENTIFICATION                                STRATEGY   ACQUISITION   ACQUISITION   ENCUMBRANCES    INVESTMENT    OWNERSHIP
--------------                                --------   -----------   -----------   ------------   -----------   ----------
JOINT VENTURE OR PARTNERSHIP INTERESTS THAT HAVE UNDERLYING CHARACTERISTICS OF COMMON STOCKS - UNAFFILIATED
BHM03B  4L  0                                     0           0          157,940           0         1,395,085        1.7
BHM035  DC  3                                     3           0           15,252           0         3,036,869        0.6
                                                ---         ---          -------         ---         ---------        ---
1599999  Total - Joint Venture or Partnership
 Interests That Have Underlying Characteristics
 of Common Stocks - Unaffiliated                              0          173,192           0         4,431,954        XXX
                                                            ---          -------         ---         ---------        ---
ANY OTHER CLASS OF ASSET - AFFILIATED
416515  10  4                                     0           0          527,167           0                 0        0.0
                                                ---         ---          -------         ---         ---------        ---
3899999  Total.- Any Other Class of Asset - Affiliated        0          527,167           0                 0        XXX
                                                            ---          -------         ---         ---------        ---
3999999  Subtotal - Unaffiliated                              0          173,192           0         4,431,954        XXX
                                                            ---          -------         ---         ---------        ---
4099999  Subtotal - Affiliated                                0          527,167           0                 0        XXX
                                                            ---          -------         ---         ---------        ---
4199999  Totals                                               0          700,359           0         4,431,954        XXX
                                                            ===          =======         ===         =========        ===

                              SCHEDULE BA - PART 3
               Showing Other Long-Term Invested Assets DISPOSED,
                Transferred or Repaid During the Current Quarter

       1                         2                    LOCATION            5                6          7              8
                                                   -------------
                                                      3      4

                                                                                                               BOOK/ADJUSTED
                                                                                                               CARRYING VALUE
                                                                        NAME OF          DATE                       LESS
     CUSIP                   NAME OR                                 PURCHASER OR     ORIGINALLY   DISPOSAL     ENCUMBRANCES,
IDENTIFICATION             DESCRIPTION              CITY   STATE  NATURE OF DISPOSAL   ACQUIRED      DATE        PRIOR YEAR
--------------  ---------------------------------  ------  -----  ------------------  ----------  ----------   --------------
JOINT VENTURE OR PARTNERSHIP INTERESTS THAT HAVE UNDERLYING CHARACTERISTICS OF COMMON STOCKS - UNAFFILIATED
BHM033  G9  2   STEELRIVER INFRASTRUCTURE FUND NA  SYDNEY    OT   DIRECT WITH ISSUER  11/03/2008  07/15/2011        29,250
                                                                                                                    ------
1599999  Total - Joint Venture or Partnership
          Interests That Have Underlying Characteristics
          of Common Stocks - Unaffiliated                                                                           29,250
                                                                                                                    ------
3999999  Subtotal - Unaffiliated                                                                                    29,250
                                                                                                                    ------
4199999  Totals                                                                                                     29,250
                                                                                                                    ======

       1                                                            CHANGES IN BOOK/ADJUSTED CARRYING VALUE
                                               --------------------------------------------------------------------------------
                                                    9             10             11           12             13          14
                                                                              CURRENT
                                                           CURRENT YEAR'S     YEAR'S                                   TOTAL
                                               UNREALIZED  (DEPRECIATION)    OTHER THAN  CAPITALIZED       TOTAL      FOREIGN
                                                VALUATION        OR          TEMPORARY     DEFERRED      CHANGE IN    EXCHANGE
     CUSIP                                      INCREASE   (AMORTIZATION)/   IMPAIRMENT    INTEREST      B./A.C.V    CHANGE IN
IDENTIFICATION                                 (DECREASE)     ACCRETION      RECOGNIZED   AND OTHER    (9+10-11+12)  B./A.C.V.
--------------                                 ----------  ---------------  -----------  -----------   ------------  ----------
JOINT VENTURE OR PARTNERSHIP INTERESTS THAT HAVE UNDERLYING CHARACTERISTICS OF COMMON STOCKS - UNAFFILIATED
BHM033  G9  2                                    (2,239)           0             0            0           (2,239)         0
                                                 ------          ---           ---          ---           ------        ---

1599999  Total - Joint Venture or Partnership
          Interests That Have Underlying
          Characteristics of Common Stocks -
           Unaffiliated                          (2,239)           0             0            0           (2,239)         0
                                                 ------          ---           ---          ---           ------        ---
3999999  Subtotal - Unaffiliated                 (2,239)           0             0            0           (2,239)         0
                                                 ------          ---           ---          ---           ------        ---
4199999  Totals                                  (2,239)           0             0            0           (2,239)         0
                                                 ======          ===           ===          ===           ======        ===


       1

                                                                  15            16             17
                                                           BOOK/ADJUSTED
                                                              CARRYING
                                                               VALUE                        FOREIGN
                                                               LESS                         EXCHANGE
     CUSIP                                                  ENCUMBRANCES                  GAIN (LOSS)
IDENTIFICATION                                              ON DISPOSAL   CONSIDERATION   ON DISPOSAL
--------------                                             -------------  -------------   -----------
JOINT VENTURE OR PARTNERSHIP INTERESTS THAT HAVE UNDERLYING CHARACTERISTICS OF COMMON STOCKS - UNAFFILIATED
BHM033  G9  2                                                  27,011         27,011           0
                                                               ------         ------         ---

1599999  Total - Joint Venture or Partnership
          Interests That Have Underlying Characteristics
          of Common Stocks - Unaffiliated                      27,011         27,011           0
                                                               ------         ------         ---
3999999  Subtotal - Unaffiliated                               27,011         27,011           0
                                                               ------         ------         ---
4199999  Totals                                                27,011         27,011           0
                                                               ======         ======         ===

       1

                                                                18           19           20



                                                            REALIZED       TOTAL
     CUSIP                                                 GAIN (LOSS)  GAIN (LOSS)  INVESTMENT
IDENTIFICATION                                             ON DISPOSAL  ON DISPOSAL    INCOME
--------------                                             -----------  -----------  ----------
JOINT VENTURE OR PARTNERSHIP INTERESTS THAT HAVE UNDERLYING CHARACTERISTICS OF COMMON STOCKS
- UNAFFILIATED
BHM033  G9  2                                                   0            0           957
                                                              ---          ---           ---

1599999  Total - Joint Venture or Partnership
          Interests That Have Underlying Characteristics
          of Common Stocks - Unaffiliated                       0            0           957
                                                              ---          ---           ---
3999999  Subtotal - Unaffiliated                                0            0           957
                                                              ---          ---           ---
4199999  Totals                                                 0            0           957
                                                              ===          ===           ===


                                      QE03

 Statement as of September 30, 2011 of the HARTFORD LIFE AND ANNUITY INSURANCE
                                     COMPANY (Unaudited)

                               SCHEDULE D - PART 3
     Show all Long-Term Bonds and Stock Acquired During the Current Quarter

       1                          2                     3          4                     5                        6

    CUSIP                                                         DATE                                        NUMBER OF
IDENTIFICATION              DESCRIPTION              FOREIGN    ACQUIRED           NAME OF VENDOR          SHARES OF STOCK
--------------  -----------------------------------  -------   ----------  ------------------------------  ---------------
BONDS - U.S. GOVERNMENT
 912810  QQ  4  TREASURY BOND                                  08/09/2011  Various
 912810  QS  0  TREASURY BOND                                  09/30/2011  Various
 912828  QN  3  TREASURY NOTE                                  08/03/2011  Various
 912828  QR  4  TREASURY NOTE                                  07/05/2011  BANC OF AMERICA SECURITIES LLC
 912828  QS  2  TREASURY NOTE                                  07/08/2011  BARCLAYS CAPITAL INC
 912828  QX  1  TREASURY NOTE                                  08/05/2011  BARCLAYS CAPITAL INC
 912828  RA  0  TREASURY NOTE                                  07/01/2011  BANC OF AMERICA SECURITIES LLC
 912828  RC  6  TREASURY NOTE                                  09/30/2011  Various
 912828  RD  4  TREASURY NOTE                                  09/22/2011  Various
 912828  RF  9  TREASURY NOTE                                  09/01/2011  Various
 912803  DK  6  TREASURY STRIP (PRIN)                          09/01/2011  CITIGROUP GLOBAL MARKETS, INC
 912803  DT  7  TREASURY STRIP (PRIN)                          09/30/2011  CITIGROUP GLOBAL MARKETS, INC

0599999         Total - Bonds - U.S. Government

BONDS - U.S. STATES, TERRITORIES AND POSSESSIONS
 13063A  5G  5  STATE OF CALIFORNIA                            08/19/2011  Various
 452151  LF  8  IL ST                                          09/27/2011  Various

1799999         Total - Bonds - U.S. States,
                Territories & Possessions

BONDS - U.S. SPECIAL REVENUE AND SPECIAL ASSESSMENT
 3138AM  Q9  9  FNMA 15YR                                      09/09/2011  RBS SECURITIES INC
 3138A4  4H  5  FNMA 30YR                                      07/27/2011  RBS SECURITIES INC
 31410F  Z9  9  FNMA 30YR                                      07/28/2011  CRT CAPITAL GROUP LLC
 31416B  N6  1  FNMA 30YR                                      07/27/2011  DEUTSCHE BANK SECURITIES INC
 3136A0  FK  8  FNMA_11-M4                                     07/14/2011  BANC OF AMERICA SECURITIES LLC
 072024  NU  2  BAY AREA TOLL AUTH CALIF TOLL BRDG             07/19/2011  CITIGROUP GLOBAL MARKETS, INC
 759136  QP  2  REGIONAL TRANSN DIST COLO                      08/29/2011  BARCLAYS CAPITAL INC
 783186  NH  8  RUTGERS ST UNIV N J                            09/06/2011  JEFFERIES & CO. INC
 59259Y  CA  5  METROPOLITAN TRANSN AUTH N Y                   07/07/2011  GOLDMAN SACHS & CO
 649902  T3  7  NEW YORK ST DORM AUTH ST PERS INCO             07/20/2011  MERRILL LYNCH, PIERCE, FENNER & SMI
 73358W  EK  6  PORT AUTH N Y & N J                            09/27/2011  CITIGROUP GLOBAL MARKETS, INC
 68607D  NL  5  OREGON ST DEPT TRANSN                          09/13/2011  BARCLAYS CAPITAL INC
 235241  LS  3  DALLAS TEX AREA RAPID TRAN SALES T             09/08/2011  MESIROW FINANCIAL INC
 915137  5R  0  UNIVERSITY TEX UNIV REVS                       07/11/2011  GOLDMAN SACHS & CO

3199999         Total - Bonds - U.S. Special
                Revenue & Special Assessments

BONDS - INDUSTRIAL AND MISCELLANEOUS
 002824  AV  2  ABBOTT LABORATORIES                            08/10/2011  Various
 017364  C*  9  ALLEGHENY GENERATING COMPANY                   07/01/2011  Various
 02005X  AD  0  ALLYA_11-4                                     09/08/2011  DEUTSCHE BANK SECURITIES INC
 02666Q  J5  3  AMERICAN HONDA FINANCE CORPORATION             09/13/2011  CITIGROUP GLOBAL MARKETS, INC
 03523T  BL  1  ANHEUSER-BUSCH INBEV WORLDWIDE INC             07/07/2011  BARCLAYS CAPITAL INC

       1             7             8               9                 10
                                                PAID FOR       NAIC DESIGNATION
    CUSIP                                   ACCRUED INTEREST       OR MARKET
IDENTIFICATION  ACTUAL COST    PAR VALUE      AND DIVIDENDS      INDICATOR (a)
--------------  -----------   -----------   ----------------   ----------------
BONDS - U.S. GOVERNMENT
 912810  QQ  4  172,628,624   159,764,000       1,415,023               1
 912810  QS  0   61,991,406    55,599,000         219,951               1
 912828  QN  3   49,141,815    48,791,000         268,849               1
 912828  QR  4    2,998,141     3,024,000             986               1
 912828  QS  2    4,076,753     4,068,000           2,167               1
 912828  QX  1    1,923,088     1,900,000             620               1
 912828  RA  0    2,145,136     2,150,000             110               1
 912828  RC  6   86,285,709    84,933,000         208,212               1
 912828  RD  4   14,225,868    14,250,000             507               1
 912828  RF  9    1,942,511     1,936,000             344               1
 912803  DK  6   40,748,400   120,000,000               0               1
 912803  DT  7   13,447,680    34,000,000               0               1
                -----------   -----------      ----------            ----
0599999         451,555,132   530,415,000       2,116,768             XXX
                -----------   -----------      ----------            ----
BONDS - U.S. STATES, TERRITORIES AND POSSESSIONS
 13063A  5G  5   24,617,880    21,000,000         452,371             1FE
 452151  LF  8   24,141,714    26,875,000         344,994             1FE
                -----------   -----------      ----------            ----
1799999          48,759,594    47,875,000         797,365             XXX
                -----------   -----------      ----------            ----
BONDS - U.S. SPECIAL REVENUE AND SPECIAL ASSESSMENT
 3138AM  Q9  9    6,483,035     6,115,170          12,230               1
 3138A4  4H  5    9,859,625     9,796,864          10,885               1
 31410F  Z9  9    6,609,770     5,990,163           9,984               1
 31416B  N6  1   25,521,661    23,400,950          35,751               1
 3136A0  FK  8    1,000,000     1,000,000           2,898               1
 072024  NU  2   11,544,900    10,000,000         213,305             1FE
 759136  QP  2    5,287,230     4,500,000          87,660             1FE
 783186  NH  8    8,297,450     7,000,000         140,996             1FE
 59259Y  CA  5    8,803,659     8,005,000          82,993             1FE
 649902  T3  7   21,457,200    20,000,000         404,444             1FE
 73358W  EK  6   15,000,000    15,000,000               0             1FE
 68607D  NL  5   11,911,800    10,000,000         196,087             1FE
 235241  LS  3    1,231,340     1,000,000          16,997             1FE
 915137  5R  0   11,631,000    12,000,000         238,102             1FE
                -----------   -----------      ----------            ----
3199999         144,638,671   133,808,146       1,452,333             XXX
                -----------   -----------      ----------            ----
BONDS - INDUSTRIAL AND MISCELLANEOUS
 002824  AV  2   20,359,418    17,000,000         364,500             1FE
 017364  C*  9            0             0               0              2Z
 02005X  AD  0    8,998,678     9,000,000               0             1FE
 02666Q  J5  3    7,996,320     8,000,000               0             1FE
 03523T  BL  1    4,149,876     4,150,000               0             1FE


                                      QE04

 Statement as of September 30, 2011 of the HARTFORD LIFE AND ANNUITY INSURANCE
                                     COMPANY (Unaudited)

      1                         2                      3          4                    5                       6
                                                                                                          NUMBER OF
     CUSIP                                                      DATE                                      SHARES OF
IDENTIFICATION             DESCRIPTION              FOREIGN   ACQUIRED           NAME OF VENDOR             STOCK
--------------  ----------------------------------  -------  ----------  ------------------------------   ---------
 037411  AW  5  APACHE CORPORATION                           08/12/2011  Various
 03938L  AS  3  ARCELORMITTAL SA                       F     07/28/2011  BARCLAYS CAPITAL INC
 039483  AT  9  ARCHER-DANIELS-MIDLAND COMPANY               07/19/2011  CITIGROUP GLOBAL MARKETS, INC
 00206R  BA  9  AT&T INC                                     08/16/2011  Various
 057224  BA  4  BAKER HUGHES INCORPORATED                    08/11/2011  Various
 067901  AF  5  BARRICK GOLD CORP                      A     09/13/2011  EXCHANGE
 06849R  AG  7  BARRICK NORTH AMERICA FINANCE LLC            09/13/2011  EXCHANGE
 05573W  AD  7  BMWOT_11-A                                   09/14/2011  BANC OF AMERICA SECURITIES LLC
 14040H  AX  3  CAPITAL ONE FINANCIAL CORPORATION            07/14/2011  BARCLAYS CAPITAL INC
 149123  BS  9  CATERPILLAR INC                              08/10/2011  JP MORGAN SECURITIES INC
 17305E  DY  8  CCCIT_07-A8                                  07/28/2011  CITIGROUP GLOBAL MARKETS, INC
 17305E  EE  1  CCCIT_08-A1                                  07/26/2011  JP MORGAN SECURITIES INC
 15189W  AH  3  CENTERPOINT ENERGY RESOURCES CORP            09/15/2011  EXCHANGE
 14041N  BG  5  COMET_04-A1                                  07/01/2011  Various
 14041N  DC  2  COMET_06-A12                                 07/01/2011  Various
 G2044@  AW  5  COMPASS GROUP PLC - SER I              F     08/04/2011  RBS SECURITIES, INC
 BHM0LB  90  1  CSLB HOLDINGS INC                            09/29/2011  CITIGROUP GLOBAL MARKETS, INC
 23305Y  BB  4  DBUBS_11-LC3A                                08/11/2011  DEUTSCHE BANK SECURITIES INC
 254683  AC  9  DCENT_07-A1                                  08/30/2011  Various
 BHM0L6  JD  3  DESERT SUNLIGHT FUNDING TRUST I              08/23/2011  GOLDMAN SACHS & CO
 BHM0L6  JE  1  DESERT SUNLIGHT FUNDING TRUST I              08/23/2011  GOLDMAN SACHS & CO
 Q3393*  AA  9  ELECTRANET PTY LTD - A                 F     07/01/2011  Various
 29250R  AT  3  ENBRIDGE ENERGY PARTNERS LP                  09/06/2011  CITIGROUP GLOBAL MARKETS, INC
 341099  CN  7  FLORIDA POWER CORPORATION                    08/22/2011  RBS SECURITIES INC
 36162C  AD  3  GEEMT_11-1                                   09/28/2011  RBS SECURITIES INC
 36159J  BT  7  GEMNT_09-4                                   08/10/2011  JP MORGAN SECURITIES INC
 369550  AQ  1  GENERAL DYNAMICS CORPORATION                 07/06/2011  Various
 37186L  AA  9  GENESIS SOLAR 2011 PASS-THRU A               08/04/2011  CREDIT SUISSE SECURITIES LLC
 37186L  AB  7  GENESIS SOLAR 2011 PASS-THRU B               08/04/2011  CREDIT SUISSE SECURITIES LLC
 377372  AE  7  GLAXOSMITHKLINE CAPITAL INC                  07/28/2011  BNP PARIBAS SECURITIES CORP
 38119#  AC  8  GOLDEN SPREAD ELECTRIC COOPERATIVE           07/01/2011  Various
 41283N  AE  1  HDMOT_11-1                                   08/31/2011  Various
 452308  AK  5  ILLINOIS TOOL WORKS INC                      08/24/2011  Various
 452308  AM  1  ILLINOIS TOOL WORKS INC                      08/25/2011  Various
 458140  AH  3  INTEL CORPORATION                            09/14/2011  GOLDMAN SACHS & CO
 460146  CA  9  INTERNATIONAL PAPER COMPANY                  07/19/2011  CREDIT SUISSE SECURITIES LLC
 24422E  RE  1  JOHN DEERE CAPITAL CORP                      07/07/2011  CITIGROUP GLOBAL MARKETS, INC
 46635T  CG  5  JPMCC_11-C3A                                 08/12/2011  RBS SECURITIES INC
 491674  BG  1  KENTUCKY UTILITIES CO                        07/07/2011  EXCHANGE
 50188F  AD  7  LG&E AND KU ENERGY LLC                       07/07/2011  EXCHANGE

      1              7          8              9                  10
                                            PAID FOR       NAIC DESIGNATION
     CUSIP        ACTUAL                ACCRUED INTEREST       OR MARKET
IDENTIFICATION     COST      PAR VALUE   AND DIVIDENDS       INDICATOR (a)
--------------  ----------  ----------  ----------------   -----------------
 037411  AW  5   5,342,390   5,000,000      116,592               1FE
 03938L  AS  3   6,571,370   6,500,000      176,719               2FE
 039483  AT  9   5,617,500   5,000,000       91,498               1FE
 00206R  BA  9   5,020,448   5,000,000          318               1FE
 057224  BA  4   5,066,144   5,085,000            0               1FE
 067901  AF  5   9,991,667  10,000,000       82,167               2FE
 06849R  AG  7     995,457   1,000,000       16,150               2FE
 05573W  AD  7   1,734,785   1,735,000            0               1FE
 14040H  AX  3   3,347,576   3,356,000            0               2FE
 149123  BS  9  13,325,520  12,000,000      135,200               1FE
 17305E  DY  8   1,763,145   1,500,000       31,075               1FE
 17305E  EE  1   4,643,750   4,000,000      102,244               1FE
 15189W  AH  3   9,193,859   9,200,000       89,700               2FE
 14041N  BG  5           0           0           (0)              1FE
 14041N  DC  2           0           0            0               1FE
 G2044@  AW  5  10,000,000  10,000,000            0               2FE
 BHM0LB  90  1   3,000,000   3,000,000            0                2Z
 23305Y  BB  4     232,296     230,000          672               1FE
 254683  AC  9   5,558,844   4,650,000       12,406               1FE
 BHM0L6  JD  3   6,800,000   6,800,000            0               1FE
 BHM0L6  JE  1   1,700,000   1,700,000            0               2FE
 Q3393*  AA  9           0           0        2,022                 2
 29250R  AT  3   3,409,733   3,465,000            0               2FE
 341099  CN  7   6,005,550   5,000,000      113,000               1FE
 36162C  AD  3   1,549,960   1,550,000            0               1FE
 36159J  BT  7   2,177,813   2,000,000            0               1FE
 369550  AQ  1   2,000,386   2,000,000            0               1FE
 37186L  AA  9  22,800,000  22,800,000            0               1FE
 37186L  AB  7   5,700,000   5,700,000            0               1FE
 377372  AE  7  17,936,850  15,000,000      204,531               1FE
 38119#  AC  8           0           0            0                1Z
 41283N  AE  1   3,803,332   3,800,000          873               1FE
 452308  AK  5   3,489,381   3,500,000            0               1FE
 452308  AM  1  19,854,328  20,000,000            0               1FE
 458140  AH  3  11,981,640  12,000,000            0               1FE
 460146  CA  9  10,186,428   8,400,000       68,635               2FE
 24422E  RE  1   8,875,493   8,885,000            0               1FE
 46635T  CG  5     102,328     100,000          210               1FE
 491674  BG  1   4,120,225   4,165,000       39,134               1FE
 50188F  AD  7   2,977,786   3,000,000       16,250               2FE


                                     QE04.1

 Statement as of September 30, 2011 of the HARTFORD LIFE AND ANNUITY INSURANCE
                                     COMPANY (Unaudited)

        1                       2                      3         4                        5                       6

                                                                                                              NUMBER OF
      CUSIP                                                     DATE                                          SHARES OF
IDENTIFICATION    DESCRIPTION                       FOREIGN   ACQUIRED              NAME OF VENDOR              STOCK
--------------  ----------------------------------  -------  ----------  -----------------------------------  ---------
 53217V  AC  3  LIFE TECHNOLOGIES CORP                       09/26/2011  BANC OF AMERICA SECURITIES LLC
 539830  AW  9  LOCKHEED MARTIN CORP                         07/29/2011  EXCHANGE
 539830  AX  7  LOCKHEED MARTIN CORPORATION                  09/06/2011  CITIGROUP GLOBAL MARKETS, INC
 539830  AZ  2  LOCKHEED MARTIN CORPORATION                  09/08/2011  GOLDMAN SACHS & CO
 546676  AU  1  LOUISVILLE GAS & ELECTRIC CO                 07/07/2011  EXCHANGE
 52524P  AN  2  LXS_07-6                                     08/01/2011  SCHEDULED ACQUISITION
 581557  AW  5  MCKESSON CORP                                07/06/2011  BARCLAYS CAPITAL INC
 59748T  AA  7  MIDLAND COGENERATION VENTURE LP              08/17/2011  CREDIT SUISSE SECURITIES LLC
 637432  KT  1  NATIONAL RURAL UTILITIES COOP FINA           09/23/2011  CREDIT SUISSE SECURITIES LLC
 63946B  AF  7  NBCUNIVERSAL MEDIA LLC                       08/25/2011  EXCHANGE
 652482  CE  8  NEWS AMERICA INC                             08/26/2011  EXCHANGE
 65504L  AF  4  NOBLE HOLDING INTERNATIONAL LTD       F      08/25/2011  NOMURA SECURITIES INTERNATIONAL INC
 665859  AM  6  NORTHERN TRUST CORPORATION                   08/17/2011  MORGAN STANLEY & CO. LLC
 668131  AA  3  NORTHWESTERN MUTUAL LIFE INSURANCE           09/07/2011  CITIGROUP GLOBAL MARKETS, INC
 713448  BS  6  PEPSICO INC                                  08/22/2011  BARCLAYS CAPITAL INC
 69351U  AN  3  PPL ELECTRIC UTILITIES CORPORATION           07/20/2011  Various
 69351U  AP  8  PPL ELECTRIC UTILITIES CORPORATION           08/18/2011  JP MORGAN SECURITIES INC
 743315  AN  3  PROGRESSIVE CORPORATION (THE)                08/17/2011  CREDIT SUISSE SECURITIES LLC
 744448  CE  9  PUBLIC SERVICE COMPANY OF COLORADO           08/02/2011  CREDIT SUISSE SECURITIES LLC
 797440  BN  3  SAN DIEGO GAS AND ELECTRIC CO                08/15/2011  UBS SECURITIES LLC
 801060  AA  2  SANOFI                                F      09/27/2011  CITIGROUP GLOBAL MARKETS, INC
 80685P  AC  2  SCHLUMBERGER NORGE AS                 F      09/07/2011  CITIGROUP GLOBAL MARKETS, INC
 87612E  AU  0  TARGET CORP                                  09/29/2011  CREDIT SUISSE SECURITIES LLC
 883203  BS  9  TEXTRON INC                                  09/14/2011  CITIGROUP GLOBAL MARKETS, INC
 883556  AZ  5  THERMO FISHER SCIENTIFIC INC                 08/09/2011  Various
 89114Q  AA  6  TORONTO DOMINION BANK/NY              A      07/07/2011  GOLDMAN SACHS & CO
 89233P  5E  2  TOYOTA MOTOR CREDIT CORP                     09/08/2011  BANC OF AMERICA SECURITIES LLC
 89233P  5F  9  TOYOTA MOTOR CREDIT CORP                     09/08/2011  BNP PARIBAS SECURITIES CORP
 BHM0L8  22  1  TRANSPOWER NEW ZEALAND LTD            F      09/21/2011  JP MORGAN SECURITIES INC
 914886  AA  4  UNIVERSITY SOUTHN CALIF                      08/11/2011  Various
 25468P  CN  4  WALT DISNEY COMPANY (THE)                    08/17/2011  GOLDMAN SACHS & CO
 25468P  CP  9  WALT DISNEY COMPANY (THE)                    08/19/2011  Various
 94352Y  AD  4  WAVE_07-1A                                   09/20/2011  SCHEDULED ACQUISITION
 94352Y  AE  2  WAVE_07-1A                                   09/20/2011  SCHEDULED ACQUISITION
 929766  R4  7  WBCMT_05-C18                                 08/01/2011  SCHEDULED ACQUISITION
 983024  AN  0  WYETH                                        07/21/2011  RBC CAPITAL MARKETS CORPORATION
3899999         Total - Bonds - Industrial
                 & Miscellaneous
BONDS - PARENT, SUBSIDIARIES AND AFFILIATES
 41660*  AW  5  HARTFORD LIFE FA 91216A                      09/26/2011  SCHEDULED ACQUISITION

5599999         Total - Bonds - Parent,
                Subsidiaries and Affiliates

        1            7            8                9             10
                                                                NAIC
                                              PAID FOR       DESIGNATION
      CUSIP                               ACCRUED INTEREST    OR MARKET
IDENTIFICATION  ACTUAL COST   PAR VALUE     AND DIVIDENDS   INDICATOR (a)
--------------  -----------  -----------  ----------------  -------------
 53217V  AC  3    6,735,150    6,000,000         91,000          2FE
 539830  AW  9    3,607,482    3,500,000         32,254          1FE
 539830  AX  7    3,002,716    3,005,000              0          1FE
 539830  AZ  2    5,484,380    5,500,000          2,964          1FE
 546676  AU  1    2,230,690    2,255,000         16,693          1FE
 52524P  AN  2            0            0              0          1Z*
 581557  AW  5    5,641,500    5,000,000        131,806          1FE
 59748T  AA  7   17,000,000   17,000,000              0          2FE
 637432  KT  1    5,837,477    5,000,000         41,833          1FE
 63946B  AF  7    3,863,973    3,865,000         79,018          2FE
 652482  CE  8    1,989,765    2,000,000          3,758          2FE
 65504L  AF  4    1,058,820    1,000,000         26,594          1FE
 665859  AM  6    2,336,744    2,347,000              0          1FE
 668131  AA  3    7,641,826    6,563,000        179,062          1FE
 713448  BS  6    5,273,250    5,000,000         77,188          1FE
 69351U  AN  3    6,861,846    6,755,000          8,667          1FE
 69351U  AP  8    4,661,977    4,700,000              0          1FE
 743315  AN  3    2,828,941    2,832,000              0          1FE
 744448  CE  9    5,812,710    5,835,000              0          1FE
 797440  BN  3    1,989,740    2,000,000              0          1FE
 801060  AA  2    1,997,540    2,000,000              0          1FE
 80685P  AC  2    3,948,079    3,955,000              0          1FE
 87612E  AU  0    6,703,200    5,000,000         76,806          1FE
 883203  BS  9    6,709,474    6,730,000              0          2FE
 883556  AZ  5    6,019,812    6,000,000              0          1FE
 89114Q  AA  6    5,568,108    5,581,000              0          1FE
 89233P  5E  2      994,810    1,000,000              0          1FE
 89233P  5F  9      748,110      750,000              0          1FE
 BHM0L8  22  1   10,000,000   10,000,000              0          1FE
 914886  AA  4    3,977,990    3,960,000              0          1FE
 25468P  CN  4    8,884,530    9,000,000              0          1FE
 25468P  CP  9   20,808,517   20,723,000          2,329          1FE
 94352Y  AD  4       19,678       19,678              0          1FE
 94352Y  AE  2       19,987       19,987              0          1FE
 929766  R4  7            0            0              0          1Z*
 983024  AN  0    2,538,759    2,297,000         43,659          1FE
                -----------  -----------     ----------         ----
3899999         441,177,856  422,463,665      2,477,524          XXX
                -----------  -----------     ----------         ----
BONDS - PARENT, SUBSIDIARIES AND AFFILIATES
 41660*  AW  5   18,575,320   18,575,320              0            1
                -----------  -----------     ----------         ----
5599999          18,575,320   18,575,320              0          XXX
                -----------  -----------     ----------         ----


                                     QE04.2

 Statement as of September 30, 2011 of the HARTFORD LIFE AND ANNUITY INSURANCE
                                     COMPANY (Unaudited)

        1                       2                      3         4                        5                       6

                                                                                                               NUMBER OF
      CUSIP                                                     DATE                                           SHARES OF
IDENTIFICATION    DESCRIPTION                       FOREIGN   ACQUIRED              NAME OF VENDOR               STOCK
--------------  ----------------------------------  -------  ----------  -----------------------------------  -----------
8399997         Total - Bonds - Part 3
8399999         Total - Bonds

PREFERRED STOCKS - INDUSTRIAL AND MISCELLANEOUS
 78632@  12  6  SADLERS BAR-B-QUE                            07/01/2011  CANCELLED TRADE                      (16,571.140)
8499999         Total - Preferred Stocks -
                Industrial & Miscellaneous
8999997         Total - Preferred Stocks - Part 3
8999999         Total - Preferred Stocks

COMMON STOCKS - INDUSTRIAL AND MISCELLANEOUS
 527288  10  4  LEUCADIA NATIONAL CORP                       08/16/2011  Various                                  788.000
9099999         Total - Common Stocks - Industrial
                & Miscellaneous

COMMON STOCKS - PARENT, SUBSIDIARIES AND AFFILIATES
  41659* 10  8  HARTFORD LIFE INTERNATIONAL LTD              07/31/2011  DIRECT WITH ISSUER                         0.000
9199999         Total - Common Stocks - Parent,
                Subsidiaries and Affiliates

COMMON STOCKS - MUTUAL FUNDS
 41664M  33  4  HARTFORD EMG MKT LOCAL - A                   09/05/2011  DIVIDEND REINVESTMENT                  3,671.290
 41664M  32  6  HARTFORD EMG MKT LOCAL - C                   09/05/2011  DIVIDEND REINVESTMENT                    970.130
 41664M  31  8  HARTFORD EMG MKT LOCAL - I                   09/05/2011  DIVIDEND REINVESTMENT                  1,308.980
 41664M  29  2  HARTFORD EMG MKT LOCAL - R3                  09/05/2011  DIVIDEND REINVESTMENT                  1,105.320
 41664M  28  4  HARTFORD EMG MKT LOCAL - R4                  09/05/2011  DIVIDEND REINVESTMENT                  1,207.330
 41664M  27  6  HARTFORD EMG MKT LOCAL - R5                  09/05/2011  DIVIDEND REINVESTMENT                  1,309.990
 41664M  26  8  HARTFORD EMG MKT LOCAL - Y                   09/05/2011  DIVIDEND REINVESTMENT                  5,967.830
 416645  77  8  HARTFORD TOTAL RETURN BOND-A                 08/30/2011  DIVIDEND REINVESTMENT                    498.930
 41664M  25  0  HARTFORD WORLD BOND FUND A                   09/05/2011  DIVIDEND REINVESTMENT                  1,248.430
 41664M  24  3  HARTFORD WORLD BOND FUND C                   09/05/2011  DIVIDEND REINVESTMENT                    193.910
 41664M  23  5  HARTFORD WORLD BOND FUND I                   09/05/2011  DIVIDEND REINVESTMENT                    488.970
 41664M  22  7  HARTFORD WORLD BOND FUND R3                  09/05/2011  DIVIDEND REINVESTMENT                    311.080
 41664M  21  9  HARTFORD WORLD BOND FUND R4                  09/05/2011  DIVIDEND REINVESTMENT                    399.320
 41664M  19  3  HARTFORD WORLD BOND FUND R5                  09/05/2011  DIVIDEND REINVESTMENT                    487.010
 41664M  18  5  HARTFORD WORLD BOND FUND Y                   09/05/2011  DIVIDEND REINVESTMENT                  2,258.510
 416649  33  3  HARTFORD ADVISORS FUND-R4                    08/01/2011  DIRECT WITH ISSUER                     1,191.796
 416649  35  8  HARTFORD CAPITAL APPRECIATION-R4             08/01/2011  DIRECT WITH ISSUER                       547.537
 416649  28  3  HARTFORD DIVIDEND AND GROWTH-R4              08/01/2011  DIRECT WITH ISSUER                       780.302
 416641  87  6  HARTFORD GROWTH OPPORT FD - R4               08/01/2011  DIRECT WITH ISSUER                        39.724
 416649  34  1  HARTFORD HIGH YIELD FUND - R4                08/01/2011  DIRECT WITH ISSUER                       198.266
 416649  24  2  HARTFORD INTL OPPORTUNITIES FUND             08/01/2011  DIRECT WITH ISSUER                         1.137
 416649  39  0  HARTFORD SMALL COMPANY FUND                  08/01/2011  DIRECT WITH ISSUER                       740.498
 416649  25  9  HARTFORD TOTAL RETURN BOND FUND              08/01/2011  DIRECT WITH ISSUER                     1,961.178
 018914  50  7  ALLIANCE BERNSTEIN                           08/01/2011  DIRECT WITH ISSUER                        13.905
 26200Q  10  5  DREYFUS INDEX                                08/01/2011  DIRECT WITH ISSUER                       667.902
 298706  84  7  AMERICAN EUROPACIFIC                         08/01/2011  DIRECT WITH ISSUER                        61.835

        1             7              8               9               10
                                                                    NAIC
                                                  PAID FOR       DESIGNATION
      CUSIP                                   ACCRUED INTEREST    OR MARKET
IDENTIFICATION   ACTUAL COST     PAR VALUE      AND DIVIDENDS   INDICATOR (a)
--------------  -------------  -------------  ----------------  -------------
8399997         1,104,706,572  1,153,137,132      6,843,991           XXX
                -------------  -------------      ---------          ----
8399999         1,104,706,572  1,153,137,132      6,843,991           XXX
                -------------  -------------      ---------          ----
PREFERRED STOCKS - INDUSTRIAL AND MISCELLANEOUS
 78632@  12  6        (16,571)          0.00              0           P5A
                -------------  -------------      ---------          ----
8499999               (16,571)           XXX              0           XXX
                -------------  -------------      ---------          ----
8999997               (16,571)           XXX              0           XXX
                -------------  -------------      ---------          ----
8999999               (16,571)           XXX              0           XXX
                -------------  -------------      ---------          ----
COMMON STOCKS - INDUSTRIAL AND MISCELLANEOUS
 527288  10  4         22,844            XXX              0             L
                -------------  -------------      ---------          ----
9099999                22,844            XXX              0           XXX
                -------------  -------------      ---------          ----
COMMON STOCKS - PARENT, SUBSIDIARIES AND AFFILIATES
  41659* 10  8        144,796            XXX              0             K
                -------------  -------------      ---------          ----
9199999               144,796            XXX              0           XXX
                -------------  -------------      ---------          ----
COMMON STOCKS - MUTUAL FUNDS
 41664M  33  4         36,236            XXX              0             L
 41664M  32  6          9,570            XXX              0             L
 41664M  31  8         12,920            XXX              0             L
 41664M  29  2         10,903            XXX              0             L
 41664M  28  4         11,910            XXX              0             L
 41664M  27  6         12,922            XXX              0             L
 41664M  26  8         58,870            XXX              0             L
 416645  77  8          5,308            XXX              0             U
 41664M  25  0         12,660            XXX              0             U
 41664M  24  3          1,955            XXX              0             U
 41664M  23  5          4,963            XXX              0             U
 41664M  22  7          3,147            XXX              0             U
 41664M  21  9          4,046            XXX              0             U
 41664M  19  3          4,940            XXX              0             U
 41664M  18  5         22,912            XXX              0             U
 416649  33  3         17,673            XXX              0             L
 416649  35  8         18,570            XXX              0             L
 416649  28  3         14,742            XXX              0             L
 416641  87  6          1,150            XXX              0             L
 416649  34  1          1,532            XXX              0             L
 416649  24  2             17            XXX              0             L
 416649  39  0         15,624            XXX              0             L
 416649  25  9         25,274            XXX              0             L
 018914  50  7            218            XXX              0             L
 26200Q  10  5         22,503            XXX              0             L
 298706  84  7          2,531            XXX              0             L


                                     QE04.3

 Statement as of September 30, 2011 of the HARTFORD LIFE AND ANNUITY INSURANCE
                                     COMPANY (Unaudited)

        1                       2                      3         4                        5                       6

                                                                                                               NUMBER OF
      CUSIP                                                     DATE                                           SHARES OF
IDENTIFICATION    DESCRIPTION                       FOREIGN   ACQUIRED              NAME OF VENDOR               STOCK
--------------  ----------------------------------  -------  ----------  -----------------------------------  -----------
 354026  50  2  FRANKLIN MUTUAL                              08/01/2011  DIRECT WITH ISSUER                       11.172
 354713  55  4  FRANKLIN STRATEGIC                           08/01/2011  DIRECT WITH ISSUER                      110.147
 355148  82  6  FRANKLIN SMALL CAP                           08/01/2011  DIRECT WITH ISSUER                        5.421
 399874  84  1  AMERICAN GROWTH                              08/01/2011  DIRECT WITH ISSUER                        0.286
 55272P  25  7  MFS RESEARCH                                 08/01/2011  DIRECT WITH ISSUER                        2.661
 880208  84  8  TEMPLETON GLOBAL                             07/19/2011  DIRECT WITH ISSUER                       83.753
 00141L  50  9  INVESCO MID CAP                              08/01/2011  DIRECT WITH ISSUER                      103.187
 00141M  59  8  INVESCO MID CAP                              08/01/2011  DIRECT WITH ISSUER                       11.885

9299999         Total - Common Stocks - Mutual
                Funds

9799997         Total - Common Stocks - Part 3

9799999         Total - Common Stocks

9899999         Total - Preferred and Common
                Stocks

9999999         Total - Bonds, Preferred and
                Common Stocks

        1             7              8               9               10
                                                                    NAIC
                                                  PAID FOR       DESIGNATION
      CUSIP                                   ACCRUED INTEREST    OR MARKET
IDENTIFICATION   ACTUAL COST     PAR VALUE      AND DIVIDENDS   INDICATOR (a)
--------------  -------------  -------------  ----------------  -------------
 354026  50  2            218       XXX                 0            L
 354713  55  4          1,185       XXX                 0            L
 355148  82  6            218       XXX                 0            L
 399874  84  1              9       XXX                 0            L
 55272P  25  7             28       XXX                 0            L
 880208  84  8          1,197       XXX                 0            L
 00141L  50  9          1,287       XXX                 0            L
 00141M  59  8            261       XXX                 0            L
                -------------      ----         ---------         ----
9299999               337,498       XXX                 0          XXX
                -------------      ----         ---------         ----
9799997               505,138       XXX                 0          XXX
                -------------      ----         ---------         ----
9799999               505,138       XXX                 0          XXX
                -------------      ----         ---------         ----
9899999               488,567       XXX                 0          XXX
                -------------      ----         ---------         ----
9999999         1,105,195,139       XXX         6,843,991          XXX
                =============      ====         =========         ====


(a) For all common stock bearing the NAIC market indicator "U" provide: the number of such issues: 8.


                                     QE04.4

 Statement as of September 30, 2011 of the HARTFORD LIFE AND ANNUITY INSURANCE
                                     COMPANY (Unaudited)

                               SCHEDULE D - PART 4

   Show All Long-Term Bonds and Stock Sold, Redeemed or Otherwise Disposed of
                           During the Current Quarter


       1                     2                  3         4               5              6           7             8




                                                                                     NUMBER OF
     CUSIP                                            DISPOSAL                       SHARES OF
IDENTIFICATION DESCRIPTION                   FOREIGN    DATE      NAME OF PURCHASER    STOCK   CONSIDERATION   PAR VALUE
-------------- ----------------------------  ------- ---------- -------------------- --------- -------------   -----------
BONDS - U.S. GOVERNMENT
  36200Q 3L 6  GNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                   3,888         3,888
  36200R YQ 9  GNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                   5,296         5,296
  36200U WJ 0  GNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                      26            26
  36200W CB 5  GNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                   1,431         1,431
  36200W Y9 6  GNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                     390           390
  36200X JF 7  GNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                   1,219         1,219
  36200X KN 8  GNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                     729           729
  36201A UL 0  GNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                     531           531
  36201C 6E 9  GNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                   3,798         3,798
  36201C PY 4  GNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                   9,020         9,020
  36201F Q6 7  GNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                   1,410         1,410
  36201F UH 8  GNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                   1,851         1,851
  36201F UQ 8  GNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                   1,274         1,274
  36201F UR 6  GNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                     843           843
  36201F X6 9  GNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                     786           786
  36201H WX 7  GNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                  87,573        87,573
  36201J F6 1  GNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                     303           303
  36201J FD 6  GNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                   5,421         5,421
  36201K KP 0  GNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                      17            17
  36201L 6T 6  GNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                   1,875         1,875
  36201L 6V 1  GNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                     273           273
  36201L 7K 4  GNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                     250           250
  36201M G8 9  GNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                   1,132         1,132
  36201M JU 7  GNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                   1,204         1,204
  36201M LH 3  GNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                  11,554        11,554
  36201Q 2F 9  GNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                     814           814
  36201T AM 9  GNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                   2,360         2,360
  36203L CQ 3  GNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                     742           742
  36208E BT 9  GNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                     498           498
  36209D R8 9  GNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                      51            51
  36209N 3L 4  GNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                      88            88
  36209R VG 5  GNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                      58            58
  36209Y X4 5  GNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                   1,758         1,758
  3620A1 X7 8  GNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                  35,080        35,080
  3620A8 LU 5  GNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                  47,067        47,067

                                                  CHANGE IN BOOK/ADJUSTED CARRYING VALUE
       1            9          10      ------------------------------------------------------------       16         17
                                           11           12             13         14          15
                                                                    CURRENT                                       FOREIGN
                            PRIOR YEAR                               YEAR'S                 TOTAL       BOOK/     EXCHANGE
                              BOOK/    UNREALIZED     CURRENT      OTHER THAN   TOTAL      FOREIGN     ADJUSTED     GAIN
                             ADJUSTED   VALUATION      YEAR'S       TEMPORARY CHANGE IN   EXCHANGE     CARRYING    (LOSS)
     CUSIP                   CARRYING   INCREASE/ (AMORTIZATION)/  IMPAIRMENT  B./A.C.V.  CHANGE IN    VALUE AT      ON
IDENTIFICATION ACTUAL COST    VALUE    (DECREASE)    ACCRETION     RECOGNIZED (11+12-13)  B./A.C.V. DISPOSAL DATE DISPOSAL
-------------- -----------  ---------- ---------- ---------------  ---------- ----------  --------- ------------- --------
BONDS - U.S. GOVERNMENT
  36200Q 3L 6        3,999       4,125          0            (237)          0       (237)         0         3,888        0
  36200R YQ 9        5,447       5,637          0            (341)          0       (341)         0         5,296        0
  36200U WJ 0           26          27          0              (1)          0         (1)         0            26        0
  36200W CB 5        1,578       1,553          0            (122)          0       (122)         0         1,431        0
  36200W Y9 6          401         408          0             (18)          0        (18)         0           390        0
  36200X JF 7        1,366       1,408          0            (189)          0       (189)         0         1,219        0
  36200X KN 8          760         759          0             (31)          0        (31)         0           729        0
  36201A UL 0          557         572          0             (40)          0        (40)         0           531        0
  36201C 6E 9        4,167       4,169          0            (371)          0       (371)         0         3,798        0
  36201C PY 4        9,154       9,210          0            (190)          0       (190)         0         9,020        0
  36201F Q6 7        1,449       1,484          0             (74)          0        (74)         0         1,410        0
  36201F UH 8        1,904       1,951          0            (100)          0       (100)         0         1,851        0
  36201F UQ 8        1,311       1,346          0             (72)          0        (72)         0         1,274        0
  36201F UR 6          867         893          0             (50)          0        (50)         0           843        0
  36201F X6 9          798         806          0             (20)          0        (20)         0           786        0
  36201H WX 7       89,823      89,791          0          (2,217)          0     (2,217)         0        87,573        0
  36201J F6 1          312         323          0             (20)          0        (20)         0           303        0
  36201J FD 6        5,659       5,668          0            (246)          0       (246)         0         5,421        0
  36201K KP 0           17          18          0              (1)          0         (1)         0            17        0
  36201L 6T 6        1,964       2,085          0            (210)          0       (210)         0         1,875        0
  36201L 6V 1          286         310          0             (37)          0        (37)         0           273        0
  36201L 7K 4          262         278          0             (28)          0        (28)         0           250        0
  36201M G8 9        1,162       1,207          0             (75)          0        (75)         0         1,132        0
  36201M JU 7        1,240       1,288          0             (84)          0        (84)         0         1,204        0
  36201M LH 3       12,501      12,545          0            (991)          0       (991)         0        11,554        0
  36201Q 2F 9          837         846          0             (32)          0        (32)         0           814        0
  36201T AM 9        2,427       2,444          0             (84)          0        (84)         0         2,360        0
  36203L CQ 3          758         769          0             (27)          0        (27)         0           742        0
  36208E BT 9          513         543          0             (45)          0        (45)         0           498        0
  36209D R8 9           52          54          0              (3)          0         (3)         0            51        0
  36209N 3L 4           90          91          0              (3)          0         (3)         0            88        0
  36209R VG 5           58          59          0              (1)          0         (1)         0            58        0
  36209Y X4 5        1,791       1,802          0             (44)          0        (44)         0         1,758        0
  3620A1 X7 8       36,218      36,016          0            (936)          0       (936)         0        35,080        0
  3620A8 LU 5       48,593      48,282          0          (1,215)          0     (1,215)         0        47,067        0


       1           18         19          20         21         22

                                        BOND                    NAIC
                REALIZED     TOTAL    INTEREST/             DESIGNATION
                  GAIN       GAIN       STOCK                    OR
                 (LOSS)     (LOSS)    DIVIDENDS                MARKET
     CUSIP         ON         ON       RECEIVED   MATURITY   INDICATOR
IDENTIFICATION  DISPOSAL   DISPOSAL  DURING YEAR    DATE        (a)
--------------  ---------  --------- ----------- ---------- -----------
BONDS - U.S. GOVERNMENT
  36200Q 3L 6           0          0         186 02/01/2032         1
  36200R YQ 9           0          0         257 01/01/2032         1
  36200U WJ 0           0          0           1 09/01/2031         1
  36200W CB 5           0          0          67 01/01/2032         1
  36200W Y9 6           0          0          18 08/01/2032         1
  36200X JF 7           0          0          58 12/01/2031         1
  36200X KN 8           0          0          34 01/01/2032         1
  36201A UL 0           0          0          27 07/01/2032         1
  36201C 6E 9           0          0         185 03/01/2032         1
  36201C PY 4           0          0         439 01/01/2032         1
  36201F Q6 7           0          0          71 05/01/2032         1
  36201F UH 8           0          0          87 04/01/2032         1
  36201F UQ 8           0          0          60 04/01/2032         1
  36201F UR 6           0          0          39 04/01/2032         1
  36201F X6 9           0          0          37 02/01/2032         1
  36201H WX 7           0          0       4,264 06/01/2032         1
  36201J F6 1           0          0          14 05/01/2032         1
  36201J FD 6           0          0         275 04/01/2032         1
  36201K KP 0           0          0           1 04/01/2032         1
  36201L 6T 6           0          0          95 07/01/2032         1
  36201L 6V 1           0          0          14 07/01/2032         1
  36201L 7K 4           0          0          13 08/01/2032         1
  36201M G8 9           0          0          57 06/01/2032         1
  36201M JU 7           0          0          57 07/01/2032         1
  36201M LH 3           0          0         561 08/01/2032         1
  36201Q 2F 9           0          0          38 08/01/2032         1
  36201T AM 9           0          0         111 08/01/2032         1
  36203L CQ 3           0          0          38 09/01/2023         1
  36208E BT 9           0          0          23 05/01/2031         1
  36209D R8 9           0          0           3 09/01/2031         1
  36209N 3L 4           0          0           5 07/01/2029         1
  36209R VG 5           0          0           3 08/01/2030         1
  36209Y X4 5           0          0          92 09/01/2031         1
  3620A1 X7 8           0          0       1,243 06/01/2039         1
  3620A8 LU 5           0          0       1,696 08/01/2039         1


                                      QE05

 Statement as of September 30, 2011 of the HARTFORD LIFE AND ANNUITY INSURANCE
                                     COMPANY (Unaudited)


       1                     2                  3         4               5              6           7             8




                                                                                     NUMBER OF
     CUSIP                                            DISPOSAL                       SHARES OF
IDENTIFICATION DESCRIPTION                   FOREIGN    DATE      NAME OF PURCHASER    STOCK   CONSIDERATION   PAR VALUE
-------------- ----------------------------  ------- ---------- -------------------- --------- -------------  ------------
  3620A9 SH 5  GNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                  66,647        66,647
  3620AC 3Z 5  GNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                 107,276       107,276
  3620AC 4G 6  GNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                  19,723        19,723
  36211B T8 7  GNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                     140           140
  36211C 2S 0  GNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                     401           401
  36213D 3C 0  GNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                  20,581        20,581
  36213E AB 2  GNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                   1,615         1,615
  36213E SK 3  GNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                  51,895        51,895
  36213E YS 9  GNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                   1,983         1,983
  36213G AL 5  GNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                   7,619         7,619
  36213G TY 7  GNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                      95            95
  36213J LL 7  GNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                   1,193         1,193
  36213J V2 8  GNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                   1,583         1,583
  36213N LL 8  GNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                     337           337
  36213S KL 8  GNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                  11,272        11,272
  36213U C9 9  GNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                     909           909
  36213X SB 1  GNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                   1,512         1,512
  36213X T5 3  GNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                     174           174
  36213X T6 1  GNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                   1,976         1,976
  362161 6H 9  GNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                     180           180
  362162 G9 4  GNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                     161           161
  36217F 6S 3  GNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                   1,191         1,191
  36217V DA 9  GNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                     177           177
  36218N NQ 0  GNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                     540           540
  36219L SM 7  GNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                     162           162
  36225B ND 6  GNMA 30YR PLATINUM                    09/01/2011 SCHEDULED REDEMPTION                  16,733        16,733
  36225B PM 4  GNMA 30YR PLATINUM                    09/01/2011 SCHEDULED REDEMPTION                  61,054        61,054
  36202E 3E 7  GNMA2 30YR                            09/01/2011 SCHEDULED REDEMPTION                 607,871       607,871
  36202E AL 3  GNMA2 30YR                            09/01/2011 SCHEDULED REDEMPTION                 122,594       122,594
  36202F B4 7  GNMA2 30YR                            09/01/2011 SCHEDULED REDEMPTION                  26,569        26,569
  36202F CN 4  GNMA2 30YR                            09/01/2011 SCHEDULED REDEMPTION                  56,774        56,774
  36202F DB 9  GNMA2 30YR                            09/01/2011 SCHEDULED REDEMPTION                 164,823       164,823
  36202F E6 9  GNMA2 30YR                            09/01/2011 SCHEDULED REDEMPTION                  34,022        34,022
  36202F EH 5  GNMA2 30YR                            09/01/2011 SCHEDULED REDEMPTION                 680,383       680,383
  36202F GD 2  GNMA2 30YR                            09/01/2011 SCHEDULED REDEMPTION                 269,115       269,115
  36202F GW 0  GNMA2 30YR                            09/01/2011 SCHEDULED REDEMPTION               1,006,491     1,006,491

                                                  CHANGE IN BOOK/ADJUSTED CARRYING VALUE
       1            9          10      ------------------------------------------------------------       16         17
                                           11           12             13         14          15
                                                                    CURRENT                                       FOREIGN
                            PRIOR YEAR                               YEAR'S                 TOTAL       BOOK/     EXCHANGE
                              BOOK/    UNREALIZED     CURRENT      OTHER THAN   TOTAL      FOREIGN     ADJUSTED     GAIN
                             ADJUSTED   VALUATION      YEAR'S       TEMPORARY CHANGE IN   EXCHANGE     CARRYING    (LOSS)
     CUSIP                   CARRYING   INCREASE/ (AMORTIZATION)/  IMPAIRMENT  B./A.C.V.  CHANGE IN    VALUE AT      ON
IDENTIFICATION ACTUAL COST    VALUE    (DECREASE)    ACCRETION     RECOGNIZED (11+12-13)  B./A.C.V. DISPOSAL DATE DISPOSAL
-------------- -----------  ---------- ---------- ---------------  ---------- ----------  --------- ------------- --------
  3620A9 SH 5       68,808      68,390          0          (1,743)          0     (1,743)         0        66,647        0
  3620AC 3Z 5      110,754     110,078          0          (2,801)          0     (2,801)         0       107,276        0
  3620AC 4G 6       20,362      20,235          0            (512)          0       (512)         0        19,723        0
  36211B T8 7          142         142          0              (2)          0         (2)         0           140        0
  36211C 2S 0          408         414          0             (13)          0        (13)         0           401        0
  36213D 3C 0       21,241      21,169          0            (588)          0       (588)         0        20,581        0
  36213E AB 2        1,688       1,701          0             (85)          0        (85)         0         1,615        0
  36213E SK 3       53,326      53,486          0          (1,591)          0     (1,591)         0        51,895        0
  36213E YS 9        2,153       2,123          0            (140)          0       (140)         0         1,983        0
  36213G AL 5        7,768       7,920          0            (301)          0       (301)         0         7,619        0
  36213G TY 7           97         101          0              (5)          0         (5)         0            95        0
  36213J LL 7        1,226       1,286          0             (93)          0        (93)         0         1,193        0
  36213J V2 8        1,685       1,691          0            (109)          0       (109)         0         1,583        0
  36213N LL 8          343         347          0             (10)          0        (10)         0           337        0
  36213S KL 8       11,489      11,800          0            (528)          0       (528)         0        11,272        0
  36213U C9 9          949         947          0             (38)          0        (38)         0           909        0
  36213X SB 1        1,619       1,612          0             (99)          0        (99)         0         1,512        0
  36213X T5 3          179         183          0              (9)          0         (9)         0           174        0
  36213X T6 1        2,031       2,080          0            (104)          0       (104)         0         1,976        0
  362161 6H 9          180         180          0               0           0          0          0           180        0
  362162 G9 4          161         161          0               0           0          0          0           161        0
  36217F 6S 3        1,190       1,190          0               1           0          1          0         1,191        0
  36217V DA 9          177         177          0               0           0          0          0           177        0
  36218N NQ 0          600         624          0             (84)          0        (84)         0           540        0
  36219L SM 7          180         181          0             (19)          0        (19)         0           162        0
  36225B ND 6       17,229      17,815          0          (1,082)          0     (1,082)         0        16,733        0
  36225B PM 4       62,450      64,061          0          (3,007)          0     (3,007)         0        61,054        0
  36202E 3E 7      620,218     618,375          0         (10,505)          0    (10,505)         0       607,871        0
  36202E AL 3      126,046     125,555          0          (2,961)          0     (2,961)         0       122,594        0
  36202F B4 7       28,412      28,283          0          (1,714)          0     (1,714)         0        26,569        0
  36202F CN 4       57,802      57,679          0            (906)          0       (906)         0        56,774        0
  36202F DB 9      169,092     168,609          0          (3,787)          0     (3,787)         0       164,823        0
  36202F E6 9       34,407      34,374          0            (352)          0       (352)         0        34,022        0
  36202F EH 5      686,641     686,095          0          (5,712)          0     (5,712)         0       680,383        0
  36202F GD 2      275,696     275,271          0          (6,156)          0     (6,156)         0       269,115        0
  36202F GW 0    1,039,049   1,037,090          0         (30,598)          0    (30,598)         0     1,006,491        0


       1           18         19          20         21         22

                                        BOND                   NAIC
                REALIZED     TOTAL    INTEREST/             DESIGNATION
                  GAIN       GAIN       STOCK                   OR
                 (LOSS)     (LOSS)    DIVIDENDS               MARKET
     CUSIP         ON         ON       RECEIVED   MATURITY   INDICATOR
IDENTIFICATION  DISPOSAL   DISPOSAL  DURING YEAR    DATE        (a)
--------------  --------- ---------- ----------- ---------- -----------
  3620A9 SH 5           0          0       2,390 09/01/2039         1
  3620AC 3Z 5           0          0       3,914 09/01/2039         1
  3620AC 4G 6           0          0         729 09/01/2039         1
  36211B T8 7           0          0           7 06/01/2029         1
  36211C 2S 0           0          0          20 07/01/2029         1
  36213D 3C 0           0          0       1,000 02/01/2032         1
  36213E AB 2           0          0          76 05/01/2032         1
  36213E SK 3           0          0       2,375 01/01/2032         1
  36213E YS 9           0          0          93 04/01/2032         1
  36213G AL 5           0          0         360 02/01/2032         1
  36213G TY 7           0          0           5 11/01/2031         1
  36213J LL 7           0          0          61 05/01/2032         1
  36213J V2 8           0          0          74 04/01/2032         1
  36213N LL 8           0          0          16 12/01/2031         1
  36213S KL 8           0          0         589 08/01/2031         1
  36213U C9 9           0          0          48 11/01/2031         1
  36213X SB 1           0          0          71 04/01/2032         1
  36213X T5 3           0          0           9 05/01/2032         1
  36213X T6 1           0          0         100 05/01/2032         1
  362161 6H 9           0          0          11 02/01/2017         1
  362162 G9 4           0          0          10 01/01/2017         1
  36217F 6S 3           0          0          73 02/01/2017         1
  36217V DA 9           0          0          11 03/01/2017         1
  36218N NQ 0           0          0          39 07/01/2019         1
  36219L SM 7           0          0          10 09/01/2018         1
  36225B ND 6           0          0         788 05/01/2031         1
  36225B PM 4           0          0       3,077 09/01/2031         1
  36202E 3E 7           0          0      19,750 03/01/2039         1
  36202E AL 3           0          0       5,315 09/01/2034         1
  36202F B4 7           0          0         964 10/01/2039         1
  36202F CN 4           0          0       1,867 11/01/2039         1
  36202F DB 9           0          0       5,395 12/01/2039         1
  36202F E6 9           0          0       1,112 03/01/2040         1
  36202F EH 5           0          0      22,147 02/01/2040         1
  36202F GD 2           0          0       8,756 05/01/2040         1
  36202F GW 0           0          0      32,865 06/01/2040         1


                                     QE05.1

 Statement as of September 30, 2011 of the HARTFORD LIFE AND ANNUITY INSURANCE
                                     COMPANY (Unaudited)


       1                     2                  3         4               5              6           7             8




                                                                                     NUMBER OF
     CUSIP                                            DISPOSAL                       SHARES OF
IDENTIFICATION DESCRIPTION                   FOREIGN    DATE      NAME OF PURCHASER    STOCK   CONSIDERATION   PAR VALUE
-------------- ---------------------------   ------- ---------- -------------------- --------- -------------  ------------
  36202F GY 6  GNMA2 30YR                            09/01/2011 SCHEDULED REDEMPTION                 669,756       669,756
  36202F HX 7  GNMA2 30YR                            09/01/2011 SCHEDULED REDEMPTION                 344,158       344,158
  36202F HY 5  GNMA2 30YR                            09/01/2011 SCHEDULED REDEMPTION                 200,841       200,841
  36202F JR 8  GNMA2 30YR                            09/01/2011 SCHEDULED REDEMPTION                 538,054       538,054
  36202F KM 7  GNMA2 30YR                            09/01/2011 SCHEDULED REDEMPTION                  59,811        59,811
  36202F KN 5  GNMA2 30YR                            09/01/2011 SCHEDULED REDEMPTION               2,825,194     2,825,194
  36202F LN 4  GNMA2 30YR                            09/01/2011 SCHEDULED REDEMPTION                 411,380       411,380
  36202F LP 9  GNMA2 30YR                            09/01/2011 SCHEDULED REDEMPTION                  49,600        49,600
  83162C MA 8  SBAP_02-20B                           08/01/2011 SCHEDULED REDEMPTION                 608,379       608,379
  83162C NX 7  SBAP_04-20H                           08/01/2011 SCHEDULED REDEMPTION                 206,395       206,395
  83162C SH 7  SBAP_09-20B                           08/01/2011 SCHEDULED REDEMPTION                 192,246       192,246
  83162C SK 0  SBAP_09-20C                           09/01/2011 SCHEDULED REDEMPTION                 121,865       121,865
  83162C TL 7  SBAP_10-20H                           08/01/2011 SCHEDULED REDEMPTION                 255,989       255,989
  83162C TN 3  SBAP_10-20I                           09/01/2011 SCHEDULED REDEMPTION                 454,093       454,093
  912810 QQ 4  TREASURY BOND                         09/21/2011 Various                          204,395,565   182,138,000
  912810 QS 0  TREASURY BOND                         09/27/2011 Various                           31,950,080    28,850,000
                                                                MORGAN STANLEY & CO.
  912828 PX 2  TREASURY NOTE                         08/24/2011 LLC                                  644,627       575,000
  912828 PZ 7  TREASURY NOTE                         07/27/2011 Various                            1,704,487     1,675,000
                                                                MORGAN STANLEY & CO.
  912828 QF 0  TREASURY NOTE                         08/17/2011 LLC                                1,169,789     1,110,000
  912828 QG 8  TREASURY NOTE                         07/20/2011 Various                            2,516,164     2,450,000
                                                                CREDIT SUISSE
  912828 QJ 2  TREASURY NOTE                         08/24/2011 SECURITIES LLC                     1,058,024     1,000,000
                                                                CITIGROUP GLOBAL
  912828 QL 7  TREASURY NOTE                         07/27/2011 MARKETS, INC                       3,965,854     3,942,000
  912828 QN 3  TREASURY NOTE                         09/21/2011 Various                           72,973,994    70,250,000
  912828 QP 8  TREASURY NOTE                         07/06/2011 Various                            1,511,655     1,503,000
  912828 QQ 6  TREASURY NOTE                         08/17/2011 Various                            3,871,521     3,751,000
  912828 QR 4  TREASURY NOTE                         08/17/2011 Various                            3,083,628     3,024,000
  912828 QS 2  TREASURY NOTE                         08/22/2011 Various                           11,815,382    11,788,000
                                                                CITIGROUP GLOBAL
  912828 QX 1  TREASURY NOTE                         09/06/2011 MARKETS, INC                       1,958,330     1,900,000
  912828 QZ 6  TREASURY NOTE                         09/07/2011 Various                           17,367,398    17,307,000
  912828 RA 0  TREASURY NOTE                         07/20/2011 Various                            6,161,354     6,170,000
  912828 RC 6  TREASURY NOTE                         09/28/2011 Various                           10,823,004    10,675,000
  912828 RD 4  TREASURY NOTE                         09/29/2011 Various                            6,786,508     6,800,000
  912828 RF 9  TREASURY NOTE                         09/08/2011 Various                            1,945,277     1,936,000
                                                                CREDIT SUISSE
  912828 NS 5  TREASURY NOTES                        07/27/2011 SECURITIES LLC                     1,133,925     1,130,000

                                                  CHANGE IN BOOK/ADJUSTED CARRYING VALUE
       1            9          10      ------------------------------------------------------------       16         17
                                           11           12             13         14          15
                                                                    CURRENT                                       FOREIGN
                            PRIOR YEAR                               YEAR'S                 TOTAL       BOOK/     EXCHANGE
                              BOOK/    UNREALIZED     CURRENT      OTHER THAN   TOTAL      FOREIGN     ADJUSTED     GAIN
                             ADJUSTED   VALUATION      YEAR'S       TEMPORARY CHANGE IN   EXCHANGE     CARRYING    (LOSS)
     CUSIP                   CARRYING   INCREASE/ (AMORTIZATION)/  IMPAIRMENT  B./A.C.V.  CHANGE IN    VALUE AT      ON
IDENTIFICATION ACTUAL COST    VALUE    (DECREASE)    ACCRETION     RECOGNIZED (11+12-13)  B./A.C.V. DISPOSAL DATE DISPOSAL
-------------- -----------  ---------- ---------- ---------------  ---------- ----------  --------- ------------- --------
  36202F GY 6      709,528     706,329          0         (36,574)          0    (36,574)         0       669,756        0
  36202F HX 7      354,967           0          0         (10,809)          0    (10,809)         0       344,158        0
  36202F HY 5      214,617     214,162          0         (13,322)          0    (13,322)         0       200,841        0
  36202F JR 8      575,886     574,285          0         (36,231)          0    (36,231)         0       538,054        0
  36202F KM 7       59,895           0          0             (84)          0        (84)         0        59,811        0
  36202F KN 5    2,988,677   2,983,112          0        (157,918)          0   (157,918)         0     2,825,194        0
  36202F LN 4      413,886     107,491          0          (2,499)          0     (2,499)         0       411,380        0
  36202F LP 9       52,305      52,222          0          (2,621)          0     (2,621)         0        49,600        0
  83162C MA 8      615,765     612,549          0          (4,170)          0     (4,170)         0       608,379        0
  83162C NX 7      206,669     206,553          0            (158)          0       (158)         0       206,395        0
  83162C SH 7      194,757     194,099          0          (1,853)          0     (1,853)         0       192,246        0
  83162C SK 0      121,865     121,865          0               0           0          0          0       121,865        0
  83162C TL 7      255,989     255,989          0               0           0          0          0       255,989        0
  83162C TN 3      454,093     454,093          0               0           0          0          0       454,093        0
  912810 QQ 4  194,317,208           0          0         (12,696)          0    (12,696)         0   194,304,512        0
  912810 QS 0   31,423,012           0          0            (828)          0       (828)         0    31,422,184        0

  912828 PX 2      587,356           0          0            (366)          0       (366)         0       586,990        0
  912828 PZ 7    1,672,061           0          0             308           0        308          0     1,672,369        0

  912828 QF 0    1,115,033           0          0            (284)          0       (284)         0     1,114,750        0
  912828 QG 8    2,478,147           0          0            (526)          0       (526)         0     2,477,620        0

  912828 QJ 2    1,000,316           0          0             (29)          0        (29)         0     1,000,287        0

  912828 QL 7    3,946,479           0          0            (655)          0       (655)         0     3,945,824        0
  912828 QN 3   70,877,727           0          0          (3,722)          0     (3,722)         0    70,874,005        0
  912828 QP 8    1,514,364           0          0            (174)          0       (174)         0     1,514,190        0
  912828 QQ 6    3,783,788           0          0            (515)          0       (515)         0     3,783,273        0
  912828 QR 4    2,998,141           0          0             429           0        429          0     2,998,570        0
  912828 QS 2   11,795,900           0          0            (384)          0       (384)         0    11,795,516        0

  912828 QX 1    1,923,088           0          0            (392)          0       (392)         0     1,922,696        0
  912828 QZ 6   17,334,705           0          0          (1,183)          0     (1,183)         0    17,333,523        0
  912828 RA 0    6,159,968           0          0             141           0        141          0     6,160,109        0
  912828 RC 6   10,815,599           0          0            (368)          0       (368)         0    10,815,232        0
  912828 RD 4    6,787,687           0          0             418           0        418          0     6,788,105        0
  912828 RF 9    1,942,511           0          0             (15)          0        (15)         0     1,942,496        0

  912828 NS 5    1,131,196   1,130,925          0            (360)          0       (360)         0     1,130,565        0


       1           18         19          20         21         22

                                        BOND                   NAIC
                REALIZED     TOTAL    INTEREST/             DESIGNATION
                  GAIN       GAIN       STOCK                   OR
                 (LOSS)     (LOSS)    DIVIDENDS               MARKET
     CUSIP         ON         ON       RECEIVED   MATURITY   INDICATOR
IDENTIFICATION  DISPOSAL   DISPOSAL  DURING YEAR    DATE        (a)
-------------- ---------- ---------- ----------- ---------- -----------
  36202F GY 6           0          0      24,291 06/01/2040         1
  36202F HX 7           0          0       6,060 07/01/2040         1
  36202F HY 5           0          0       7,292 07/01/2040         1
  36202F JR 8           0          0      19,474 08/01/2040         1
  36202F KM 7           0          0         928 09/01/2040         1
  36202F KN 5           0          0      92,022 09/01/2040         1
  36202F LN 4           0          0       7,869 10/01/2040         1
  36202F LP 9           0          0       1,627 10/01/2040         1
  83162C MA 8           0          0      36,833 02/01/2022       1FE
  83162C NX 7           0          0      11,024 08/01/2024       1FE
  83162C SH 7           0          0       9,215 02/01/2029       1FE
  83162C SK 0           0          0       5,723 03/01/2029       1FE
  83162C TL 7           0          0       8,783 08/01/2030       1FE
  83162C TN 3           0          0      14,010 09/01/2030       1FE
  912810 QQ 4  10,091,053 10,091,053   2,022,333 05/15/2041         1
  912810 QS 0     527,896    527,896     113,545 08/15/2041         1

  912828 PX 2      57,636     57,636      11,215 02/15/2021         1
  912828 PZ 7      32,118     32,118       7,552 03/15/2014         1

  912828 QF 0      55,039     55,039       6,877 04/30/2016         1
  912828 QG 8      38,544     38,544      13,403 04/30/2018         1

  912828 QJ 2      57,737     57,737      10,307 02/29/2016         1

  912828 QL 7      20,031     20,031       9,936 03/31/2013         1
  912828 QN 3   2,099,989  2,099,989     449,308 05/15/2021         1
  912828 QP 8      (2,535)    (2,535)      2,665 05/31/2016         1
  912828 QQ 6      88,248     88,248      17,271 05/31/2018         1
  912828 QR 4      85,058     85,058       4,879 06/30/2016         1
  912828 QS 2      19,866     19,866       9,030 06/15/2014         1

  912828 QX 1      35,633     35,633       3,098 07/31/2016         1
  912828 QZ 6      33,875     33,875      17,364 05/31/2013         1
  912828 RA 0       1,245      1,245         665 06/30/2013         1
  912828 RC 6       7,772      7,772      24,807 08/15/2021         1
  912828 RD 4      (1,596)    (1,596)        705 08/31/2013         1
  912828 RF 9       2,781      2,781         571 08/31/2016         1

  912828 NS 5       3,360      3,360       4,145 06/30/2012         1


                                     QE05.2

 Statement as of September 30, 2011 of the HARTFORD LIFE AND ANNUITY INSURANCE
                                     COMPANY (Unaudited)

       1                     2                  3         4               5              6           7             8




                                                                                     NUMBER OF
     CUSIP                                            DISPOSAL                       SHARES OF
IDENTIFICATION          DESCRIPTION          FOREIGN    DATE      NAME OF PURCHASER    STOCK   CONSIDERATION   PAR VALUE
-------------- ----------------------------- ------- ---------- -------------------- --------- ------------- -------------
 912803 DK 6   TREASURY STRIP (PRIN)                 09/27/2011 VARIOUS                          149,816,098   510,825,000
 912803 DQ 3   TREASURY STRIP (PRIN)                 08/10/2011 VARIOUS                           12,885,311    43,500,000
                                                                                               ------------- -------------
0599999        TOTAL - BONDS - U.S. GOVERNMENT                                                   560,052,115   922,813,141
                                                                                               ------------- -------------

BONDS - U.S. SPECIAL REVENUE AND SPECIAL ASSESSMENT
 31294K F3 4   FGOLD 15YR                            09/01/2011 SCHEDULED REDEMPTION                   4,040         4,040
 312963 2E 0   FGOLD 15YR                            09/01/2011 SCHEDULED REDEMPTION                   8,898         8,898
 312964 LJ 6   FGOLD 15YR                            09/01/2011 SCHEDULED REDEMPTION                  28,225        28,225
 312964 P3 7   FGOLD 15YR                            09/01/2011 SCHEDULED REDEMPTION                  29,521        29,521
 312964 TZ 2   FGOLD 15YR                            09/01/2011 SCHEDULED REDEMPTION                  18,391        18,391
 312965 RD 0   FGOLD 15YR                            09/01/2011 SCHEDULED REDEMPTION                   4,405         4,405
 312966 GP 3   FGOLD 15YR                            09/01/2011 SCHEDULED REDEMPTION                  21,779        21,779
 312967 T2 8   FGOLD 15YR                            09/01/2011 SCHEDULED REDEMPTION                   5,526         5,526
 312967 TX 0   FGOLD 15YR                            09/01/2011 SCHEDULED REDEMPTION                  11,897        11,897
 312967 U4 2   FGOLD 15YR                            09/01/2011 SCHEDULED REDEMPTION                  26,143        26,143
 312967 WF 5   FGOLD 15YR                            09/01/2011 SCHEDULED REDEMPTION                  23,175        23,175
 312967 YK 2   FGOLD 15YR                            09/01/2011 SCHEDULED REDEMPTION                   5,181         5,181
 312968 A9 1   FGOLD 15YR                            09/01/2011 SCHEDULED REDEMPTION                  29,689        29,689
 312968 BA 7   FGOLD 15YR                            09/01/2011 SCHEDULED REDEMPTION                   6,857         6,857
 312968 KE 9   FGOLD 15YR                            09/01/2011 SCHEDULED REDEMPTION                  17,485        17,485
 312968 NT 3   FGOLD 15YR                            09/01/2011 SCHEDULED REDEMPTION                  19,177        19,177
 31288D 6V 6   FGOLD 30YR                            09/01/2011 SCHEDULED REDEMPTION                     902           902
 31288F 6X 7   FGOLD 30YR                            09/01/2011 SCHEDULED REDEMPTION                   1,124         1,124
 3128KR WQ 3   FGOLD 30YR                            09/01/2011 SCHEDULED REDEMPTION                 531,168       531,168
 3128KX LW 9   FGOLD 30YR                            09/01/2011 SCHEDULED REDEMPTION                 402,223       402,223
 31292G Y5 9   FGOLD 30YR                            09/01/2011 SCHEDULED REDEMPTION                   2,458         2,458
 31292H 4H 4   FGOLD 30YR                            09/01/2011 SCHEDULED REDEMPTION                 203,647       203,647
 31292H SQ 8   FGOLD 30YR                            09/01/2011 SCHEDULED REDEMPTION                   6,721         6,721
 31296J TJ 5   FGOLD 30YR                            09/01/2011 SCHEDULED REDEMPTION                  21,178        21,178
 31296K X7 3   FGOLD 30YR                            09/01/2011 SCHEDULED REDEMPTION                     138           138
 31296M 2N 8   FGOLD 30YR                            09/01/2011 SCHEDULED REDEMPTION                 105,907       105,907
 31296N LJ 4   FGOLD 30YR                            09/01/2011 SCHEDULED REDEMPTION                     594           594
 31296P TL 6   FGOLD 30YR                            09/01/2011 SCHEDULED REDEMPTION                 131,985       131,985
 31296S AC 0   FGOLD 30YR                            09/01/2011 SCHEDULED REDEMPTION                   4,243         4,243
 31296U EU 1   FGOLD 30YR                            09/01/2011 SCHEDULED REDEMPTION                     636           636
 31296U H9 5   FGOLD 30YR                            09/01/2011 SCHEDULED REDEMPTION                      72            72

                                                  CHANGE IN BOOK/ADJUSTED CARRYING VALUE
       1            9          10      ------------------------------------------------------------       16         17
                                           11           12             13         14          15
                                                                    CURRENT                                       FOREIGN
                            PRIOR YEAR                               YEAR'S                 TOTAL       BOOK/     EXCHANGE
                               BOOK/   UNREALIZED     CURRENT      OTHER THAN   TOTAL      FOREIGN     ADJUSTED     GAIN
                             ADJUSTED   VALUATION      YEAR'S       TEMPORARY CHANGE IN   EXCHANGE     CARRYING    (LOSS)
     CUSIP                   CARRYING   INCREASE/ (AMORTIZATION)/  IMPAIRMENT  B./A.C.V.  CHANGE IN    VALUE AT      ON
IDENTIFICATION ACTUAL COST    VALUE    (DECREASE)    ACCRETION     RECOGNIZED (11+12-13)  B./A.C.V. DISPOSAL DATE DISPOSAL
-------------- ----------- ----------- ---------- ---------------  ---------- ----------  --------- ------------- --------
 912803 DK 6   145,096,244  21,072,098          0       1,145,575           0  1,145,575          0   146,678,972        0
 912803 DQ 3    11,376,990           0          0          66,489           0     66,489          0    11,443,479        0
               ----------- ----------- ---------- ---------------  ---------- ----------  --------- ------------- --------
0599999        540,960,561  32,345,962          0         840,816           0    840,816          0   542,219,408        0
               ----------- ----------- ---------- ---------------  ---------- ----------  --------- ------------- --------

BONDS - U.S. SPECIAL REVENUE AND SPECIAL ASSESSMENT
 31294K F3 4         4,410       4,271          0            (231)          0       (231)         0         4,040        0
 312963 2E 0         8,882       8,883          0              15           0         15          0         8,898        0
 312964 LJ 6        28,179      28,183          0              42           0         42          0        28,225        0
 312964 P3 7        29,471      29,482          0              39           0         39          0        29,521        0
 312964 TZ 2        18,359      18,365          0              25           0         25          0        18,391        0
 312965 RD 0         4,394       4,396          0               9           0          9          0         4,405        0
 312966 GP 3        21,741      21,745          0              34           0         34          0        21,779        0
 312967 T2 8         5,516       5,516          0              10           0         10          0         5,526        0
 312967 TX 0        11,875      11,880          0              16           0         16          0        11,897        0
 312967 U4 2        26,103      26,110          0              33           0         33          0        26,143        0
 312967 WF 5        23,134      23,143          0              32           0         32          0        23,175        0
 312967 YK 2         5,172       5,174          0               8           0          8          0         5,181        0
 312968 A9 1        29,647      29,649          0              39           0         39          0        29,689        0
 312968 BA 7         6,845       6,847          0              10           0         10          0         6,857        0
 312968 KE 9        17,455      17,456          0              29           0         29          0        17,485        0
 312968 NT 3        19,145      19,147          0              29           0         29          0        19,177        0
 31288D 6V 6           933         920          0             (17)          0        (17)         0           902        0
 31288F 6X 7         1,162       1,152          0             (27)          0        (27)         0         1,124        0
 3128KR WQ 3       560,300     554,041          0         (22,873)          0    (22,873)         0       531,168        0
 3128KX LW 9       438,800     440,997          0         (38,774)          0    (38,774)         0       402,223        0
 31292G Y5 9         2,503       2,499          0             (40)          0        (40)         0         2,458        0
 31292H 4H 4       200,720     202,280          0           1,368           0      1,368          0       203,647        0
 31292H SQ 8         6,947       6,887          0            (166)          0       (166)         0         6,721        0
 31296J TJ 5        21,337      21,266          0             (87)          0        (87)         0        21,178        0
 31296K X7 3           143         143          0              (4)          0         (4)         0           138        0
 31296M 2N 8       111,195     109,994          0          (4,087)          0     (4,087)         0       105,907        0
 31296N LJ 4           614         609          0             (15)          0        (15)         0           594        0
 31296P TL 6       132,913     132,483          0            (497)          0       (497)         0       131,985        0
 31296S AC 0         4,386       4,341          0             (97)          0        (97)         0         4,243        0
 31296U EU 1           657         652          0             (17)          0        (17)         0           636        0
 31296U H9 5            74          73          0              (2)          0         (2)         0            72        0

       1           18         19          20         21         22

                                        BOND                   NAIC
                REALIZED     TOTAL    INTEREST/             DESIGNATION
                  GAIN       GAIN       STOCK                   OR
                 (LOSS)     (LOSS)    DIVIDENDS               MARKET
     CUSIP         ON         ON       RECEIVED   MATURITY   INDICATOR
IDENTIFICATION  DISPOSAL   DISPOSAL  DURING YEAR    DATE        (a)
-------------- ---------- ---------- ----------- ---------- -----------
 912803 DK 6    3,137,125  3,137,125           0 02/15/2040         1
 912803 DQ 3    1,441,833  1,441,833           0 02/15/2041         1
               ---------- ---------- ----------- ---------- ---------
0599999        17,832,707 17,832,707   3,099,121        XXX       XXX
               ---------- ---------- ----------- ---------- ---------

BONDS - U.S. SPECIAL REVENUE AND SPECIAL ASSESSMENT
 31294K F3 4            0          0         175 12/01/2016         1
 312963 2E 0            0          0         322 01/01/2019         1
 312964 LJ 6            0          0         970 02/01/2019         1
 312964 P3 7            0          0       1,060 02/01/2019         1
 312964 TZ 2            0          0         633 02/01/2019         1
 312965 RD 0            0          0         159 04/01/2019         1
 312966 GP 3            0          0         783 04/01/2019         1
 312967 T2 8            0          0         199 06/01/2019         1
 312967 TX 0            0          0         428 07/01/2019         1
 312967 U4 2            0          0         937 06/01/2019         1
 312967 WF 5            0          0         854 06/01/2019         1
 312967 YK 2            0          0         189 06/01/2019         1
 312968 A9 1            0          0       1,078 06/01/2019         1
 312968 BA 7            0          0         248 06/01/2019         1
 312968 KE 9            0          0         646 07/01/2019         1
 312968 NT 3            0          0         662 07/01/2019         1
 31288D 6V 6            0          0          39 10/01/2032         1
 31288F 6X 7            0          0          47 03/01/2033         1
 3128KR WQ 3            0          0      22,955 10/01/2036         1
 3128KX LW 9            0          0      19,293 10/01/2037         1
 31292G Y5 9            0          0         122 03/01/2029         1
 31292H 4H 4            0          0       7,427 12/01/2033         1
 31292H SQ 8            0          0         287 11/01/2032         1
 31296J TJ 5            0          0         841 06/01/2033         1
 31296K X7 3            0          0           6 07/01/2033         1
 31296M 2N 8            0          0       4,744 09/01/2033         1
 31296N LJ 4            0          0          26 10/01/2033         1
 31296P TL 6            0          0       5,088 10/01/2033         1
 31296S AC 0            0          0         171 01/01/2034         1
 31296U EU 1            0          0          28 03/01/2034         1
 31296U H9 5            0          0           3 08/01/2034         1


                                     QE05.3

 Statement as of September 30, 2011 of the HARTFORD LIFE AND ANNUITY INSURANCE
                                     COMPANY (Unaudited)

       1                     2                  3         4               5              6           7             8




                                                                                     NUMBER OF
     CUSIP                                            DISPOSAL                       SHARES OF
IDENTIFICATION          DESCRIPTION          FOREIGN    DATE      NAME OF PURCHASER    STOCK   CONSIDERATION   PAR VALUE
-------------- ----------------------------- ------- ---------- -------------------- --------- ------------- -------------
 31296X TY 1   FGOLD 30YR                            09/01/2011 SCHEDULED REDEMPTION                      59            59
 31297A 3S 1   FGOLD 30YR                            09/01/2011 SCHEDULED REDEMPTION                 109,049       109,049
 31297A 3T 9   FGOLD 30YR                            09/01/2011 SCHEDULED REDEMPTION                  17,551        17,551
 31297A 5J 9   FGOLD 30YR                            09/01/2011 SCHEDULED REDEMPTION                  22,344        22,344
 31297A 5K 6   FGOLD 30YR                            09/01/2011 SCHEDULED REDEMPTION                 164,657       164,657
 31297B AG 7   FGOLD 30YR                            09/01/2011 SCHEDULED REDEMPTION                  54,243        54,243
 31297B AM 4   FGOLD 30YR                            09/01/2011 SCHEDULED REDEMPTION                  32,146        32,146
 31298F JL 7   FGOLD 30YR                            09/01/2011 SCHEDULED REDEMPTION                     133           133
 3128L0 YL 0   FGOLD 30YR ALT-A                      09/01/2011 SCHEDULED REDEMPTION                     204           204
 31283H QX 6   FGOLD 30YR GIANT                      09/01/2011 SCHEDULED REDEMPTION                   5,426         5,426
 31283H UA 1   FGOLD 30YR GIANT                      09/01/2011 SCHEDULED REDEMPTION                   5,975         5,975
 31283H XH 3   FGOLD 30YR GIANT                      09/01/2011 SCHEDULED REDEMPTION                   5,203         5,203
 31283H Y5 8   FGOLD 30YR GIANT                      09/01/2011 SCHEDULED REDEMPTION                  50,330        50,330
 3128LX QD 5   FGOLD 30YR GIANT                      09/01/2011 SCHEDULED REDEMPTION                 157,404       157,404
 3128M5 LF 5   FGOLD 30YR GIANT                      09/01/2011 SCHEDULED REDEMPTION                 159,615       159,615
 3128M6 AR 9   FGOLD 30YR GIANT                      09/01/2011 SCHEDULED REDEMPTION                 112,878       112,878
 3128M7 2C 9   FGOLD 30YR GIANT                      09/01/2011 SCHEDULED REDEMPTION                  91,111        91,111
 3128M7 BX 3   FGOLD 30YR GIANT                      09/01/2011 SCHEDULED REDEMPTION                 118,768       118,768
 3128M7 PE 0   FGOLD 30YR GIANT                      09/01/2011 SCHEDULED REDEMPTION                 124,304       124,304
 3128M8 AG 9   FGOLD 30YR GIANT                      09/01/2011 SCHEDULED REDEMPTION               1,891,577     1,891,577
 3128M6 JY 5   FGOLD 30YR GIANT AGENCY ALT-A         08/01/2011 Various                            7,268,624     6,664,188
 313421 MH 9   FH 1/1 1Y CMT ARM                     09/01/2011 SCHEDULED REDEMPTION                   1,496         1,496
 3133TH A5 6   FHLMC_2104                            09/01/2011 SCHEDULED REDEMPTION                 483,913       483,913
 3133TP QW 2   FHLMC_2252                            09/01/2011 SCHEDULED REDEMPTION                   3,517         3,517
 31339W A6 3   FHLMC_2426C                           09/01/2011 SCHEDULED REDEMPTION                 131,047       131,047
 31395T V3 5   FHLMC_2976                            09/01/2011 SCHEDULED REDEMPTION                 342,930       342,930
 31362P VJ 7   FN 5/12 11TH COFI ARM                 09/01/2011 SCHEDULED REDEMPTION                     218           218
 31362J UN 3   FN 6/12 11TH COFI ARM                 09/01/2011 SCHEDULED REDEMPTION                   2,890         2,890
 31371K KS 9   FNMA 15YR                             09/01/2011 SCHEDULED REDEMPTION                   1,390         1,390
 31371K NG 2   FNMA 15YR                             09/01/2011 SCHEDULED REDEMPTION                     631           631
 31371K QE 4   FNMA 15YR                             09/01/2011 SCHEDULED REDEMPTION                   8,766         8,766
 31371K RD 5   FNMA 15YR                             09/01/2011 SCHEDULED REDEMPTION                   1,521         1,521
 31371K SB 8   FNMA 15YR                             09/01/2011 SCHEDULED REDEMPTION                   2,973         2,973
 31371K WE 7   FNMA 15YR                             09/01/2011 SCHEDULED REDEMPTION                  60,307        60,307
 31374T QF 9   FNMA 15YR                             09/01/2011 SCHEDULED REDEMPTION                   1,882         1,882
 31379J KH 8   FNMA 15YR                             09/01/2011 SCHEDULED REDEMPTION                   3,071         3,071

                                                  CHANGE IN BOOK/ADJUSTED CARRYING VALUE
       1            9          10      ------------------------------------------------------------       16         17
                                           11           12             13         14          15
                                                                    CURRENT                                       FOREIGN
                            PRIOR YEAR                               YEAR'S                 TOTAL       BOOK/     EXCHANGE
                               BOOK/   UNREALIZED     CURRENT      OTHER THAN   TOTAL      FOREIGN     ADJUSTED     GAIN
                             ADJUSTED   VALUATION      YEAR'S       TEMPORARY CHANGE IN   EXCHANGE     CARRYING    (LOSS)
     CUSIP                   CARRYING   INCREASE/ (AMORTIZATION)/  IMPAIRMENT  B./A.C.V.  CHANGE IN    VALUE AT      ON
IDENTIFICATION ACTUAL COST    VALUE    (DECREASE)    ACCRETION     RECOGNIZED (11+12-13)  B./A.C.V. DISPOSAL DATE DISPOSAL
-------------- ----------- ----------- ---------- ---------------  ---------- ----------  --------- ------------- --------
 31296X TY 1            61          61          0              (2)          0         (2)         0            59        0
 31297A 3S 1       104,363     107,149          0           1,900           0      1,900          0       109,049        0
 31297A 3T 9        16,797      17,198          0             352           0        352          0        17,551        0
 31297A 5J 9        21,384      21,942          0             402           0        402          0        22,344        0
 31297A 5K 6       157,582     161,840          0           2,817           0      2,817          0       164,657        0
 31297B AG 7        58,608      58,488          0          (4,245)          0     (4,245)         0        54,243        0
 31297B AM 4        30,764      31,578          0             568           0        568          0        32,146        0
 31298F JL 7           133         133          0               1           0          1          0           133        0
 3128L0 YL 0           212         209          0              (5)          0         (5)         0           204        0
 31283H QX 6         5,608       5,568          0            (142)          0       (142)         0         5,426        0
 31283H UA 1         6,176       6,128          0            (152)          0       (152)         0         5,975        0
 31283H XH 3         5,378       5,331          0            (128)          0       (128)         0         5,203        0
 31283H Y5 8        53,004      52,151          0          (1,820)          0     (1,820)         0        50,330        0
 3128LX QD 5       169,738     169,198          0         (11,794)          0    (11,794)         0       157,404        0
 3128M5 LF 5       174,204     173,393          0         (13,779)          0    (13,779)         0       159,615        0
 3128M6 AR 9       121,767     121,367          0          (8,490)          0     (8,490)         0       112,878        0
 3128M7 2C 9        98,442      97,828          0          (6,717)          0     (6,717)         0        91,111        0
 3128M7 BX 3       125,059     123,904          0          (5,137)          0     (5,137)         0       118,768        0
 3128M7 PE 0       134,364     133,553          0          (9,249)          0     (9,249)         0       124,304        0
 3128M8 AG 9     2,034,627   2,022,457          0        (130,880)          0   (130,880)         0     1,891,577        0
 3128M6 JY 5     6,734,995   6,712,078          0          (4,966)          0     (4,966)         0     6,707,112        0
 313421 MH 9         1,494       1,496          0               0           0          0          0         1,496        0
 3133TH A5 6       494,157     490,680          0          (6,767)          0     (6,767)         0       483,913        0
 3133TP QW 2         3,636       3,630          0            (113)          0       (113)         0         3,517        0
 31339W A6 3       134,386     133,622          0          (2,575)          0     (2,575)         0       131,047        0
 31395T V3 5       339,072     341,798          0           1,131           0      1,131          0       342,930        0
 31362P VJ 7           216         151          0              67           0         67          0           218        0
 31362J UN 3         2,815       2,834          0              56           0         56          0         2,890        0
 31371K KS 9         1,445       1,445          0             (54)          0        (54)         0         1,390        0
 31371K NG 2           659         657          0             (26)          0        (26)         0           631        0
 31371K QE 4         9,155       9,106          0            (340)          0       (340)         0         8,766        0
 31371K RD 5         1,588       1,582          0             (61)          0        (61)         0         1,521        0
 31371K SB 8         3,104       3,091          0            (118)          0       (118)         0         2,973        0
 31371K WE 7        60,554      60,447          0            (140)          0       (140)         0        60,307        0
 31374T QF 9         1,906       1,892          0              (9)          0         (9)         0         1,882        0
 31379J KH 8         3,114       3,084          0             (13)          0        (13)         0         3,071        0

       1           18         19          20         21         22

                                        BOND                   NAIC
                REALIZED     TOTAL    INTEREST/             DESIGNATION
                  GAIN       GAIN       STOCK                   OR
                 (LOSS)     (LOSS)    DIVIDENDS               MARKET
     CUSIP         ON         ON       RECEIVED   MATURITY   INDICATOR
IDENTIFICATION  DISPOSAL   DISPOSAL  DURING YEAR    DATE        (a)
-------------- ---------- ---------- ----------- ---------- -----------
 31296X TY 1            0          0           2 05/01/2034         1
 31297A 3S 1            0          0       4,050 06/01/2034         1
 31297A 3T 9            0          0         639 06/01/2034         1
 31297A 5J 9            0          0         806 06/01/2034         1
 31297A 5K 6            0          0       6,132 06/01/2034         1
 31297B AG 7            0          0       2,188 06/01/2034         1
 31297B AM 4            0          0       1,195 06/01/2034         1
 31298F JL 7            0          0           7 01/01/2031         1
 3128L0 YL 0            0          0          10 11/01/2037         1
 31283H QX 6            0          0         232 03/01/2032         1
 31283H UA 1            0          0         260 12/01/2032         1
 31283H XH 3            0          0         222 06/01/2033         1
 31283H Y5 8            0          0       2,300 12/01/2033         1
 3128LX QD 5            0          0       6,253 07/01/2036         1
 3128M5 LF 5            0          0       7,414 12/01/2037         1
 3128M6 AR 9            0          0       4,494 12/01/2037         1
 3128M7 2C 9            0          0       3,658 01/01/2038         1
 3128M7 BX 3            0          0       5,190 12/01/2038         1
 3128M7 PE 0            0          0       4,965 05/01/2037         1
 3128M8 AG 9            0          0      82,011 05/01/2040         1
 3128M6 JY 5      561,512    561,512     265,849 01/01/2038         1
 313421 MH 9            0          0          21 04/01/2017         1
 3133TH A5 6            0          0      20,986 12/01/2028         1
 3133TP QW 2            0          0         190 09/01/2030         1
 31339W A6 3            0          0       5,712 03/01/2017         1
 31395T V3 5            0          0      11,148 01/01/2033         1
 31362P VJ 7            0          0           4 09/01/2018         1
 31362J UN 3            0          0          92 06/01/2028         1
 31371K KS 9            0          0          70 01/01/2017         1
 31371K NG 2            0          0          32 04/01/2017         1
 31371K QE 4            0          0         449 05/01/2017         1
 31371K RD 5            0          0          78 06/01/2017         1
 31371K SB 8            0          0         144 07/01/2017         1
 31371K WE 7            0          0       2,174 12/01/2017         1
 31374T QF 9            0          0          89 04/01/2014         1
 31379J KH 8            0          0         140 05/01/2013         1


                                     QE05.4

 Statement as of September 30, 2011 of the HARTFORD LIFE AND ANNUITY INSURANCE
                                     COMPANY (Unaudited)

       1                     2                  3         4               5              6           7             8




                                                                                     NUMBER OF
     CUSIP                                            DISPOSAL                       SHARES OF
IDENTIFICATION          DESCRIPTION          FOREIGN    DATE      NAME OF PURCHASER    STOCK   CONSIDERATION   PAR VALUE
-------------- ----------------------------- ------- ---------- -------------------- --------- ------------- -------------
 31379T W2 6   FNMA 15YR                             09/01/2011 SCHEDULED REDEMPTION                   1,847         1,847
 31382H BS 3   FNMA 15YR                             09/01/2011 SCHEDULED REDEMPTION                   7,318         7,318
 31384V ZR 6   FNMA 15YR                             09/01/2011 SCHEDULED REDEMPTION                   1,180         1,180
 31384X 3K 2   FNMA 15YR                             09/01/2011 SCHEDULED REDEMPTION                   4,361         4,361
 31386D UB 4   FNMA 15YR                             08/01/2011 SCHEDULED REDEMPTION                   3,614         3,614
 31386F YK 5   FNMA 15YR                             09/01/2011 SCHEDULED REDEMPTION                   1,527         1,527
 31387F GV 0   FNMA 15YR                             09/01/2011 SCHEDULED REDEMPTION                   2,348         2,348
 31388C 3E 8   FNMA 15YR                             09/01/2011 SCHEDULED REDEMPTION                   2,278         2,278
 31388C 4X 5   FNMA 15YR                             09/01/2011 SCHEDULED REDEMPTION                   3,351         3,351
 31389G TU 4   FNMA 15YR                             09/01/2011 SCHEDULED REDEMPTION                   1,372         1,372
 31389L D8 9   FNMA 15YR                             09/01/2011 SCHEDULED REDEMPTION                   3,636         3,636
 31389N NB 7   FNMA 15YR                             09/01/2011 SCHEDULED REDEMPTION                   2,098         2,098
 31389V S5 7   FNMA 15YR                             09/01/2011 SCHEDULED REDEMPTION                   4,192         4,192
 31389V SY 4   FNMA 15YR                             09/01/2011 SCHEDULED REDEMPTION                   1,532         1,532
 31389X 6A 6   FNMA 15YR                             09/01/2011 SCHEDULED REDEMPTION                   1,115         1,115
 3138AB XR 5   FNMA 15YR                             09/01/2011 SCHEDULED REDEMPTION                 520,004       520,004
 31390C AN 6   FNMA 15YR                             09/01/2011 SCHEDULED REDEMPTION                     244           244
 31390D HH 0   FNMA 15YR                             09/01/2011 SCHEDULED REDEMPTION                     420           420
 31390H CA 1   FNMA 15YR                             09/01/2011 SCHEDULED REDEMPTION                   1,674         1,674
 31390H CH 6   FNMA 15YR                             09/01/2011 SCHEDULED REDEMPTION                     175           175
 31390M HB 3   FNMA 15YR                             09/01/2011 SCHEDULED REDEMPTION                   1,046         1,046
 31400S Z9 3   FNMA 15YR                             09/01/2011 SCHEDULED REDEMPTION                  59,631        59,631
 31402U TY 8   FNMA 15YR                             09/01/2011 SCHEDULED REDEMPTION                 106,757       106,757
 31403B 3Y 7   FNMA 15YR                             09/01/2011 SCHEDULED REDEMPTION                 134,144       134,144
 31403B 3Z 4   FNMA 15YR                             09/01/2011 SCHEDULED REDEMPTION                 116,405       116,405
 31412V JV 1   FNMA 15YR                             09/01/2011 SCHEDULED REDEMPTION                  27,907        27,907
 31418M VX 7   FNMA 15YR                             09/01/2011 SCHEDULED REDEMPTION                  55,321        55,321
 31418T XF 9   FNMA 15YR                             09/01/2011 SCHEDULED REDEMPTION                 635,639       635,639
 31418U 2M 5   FNMA 15YR                             09/01/2011 SCHEDULED REDEMPTION               1,107,421     1,107,421
 31418U A9 5   FNMA 15YR                             09/01/2011 SCHEDULED REDEMPTION                 169,079       169,079
 31419A BG 1   FNMA 15YR                             09/01/2011 SCHEDULED REDEMPTION                  53,428        53,428
 31419A BJ 5   FNMA 15YR                             09/01/2011 SCHEDULED REDEMPTION                 396,065       396,065
 31419A HL 4   FNMA 15YR                             09/01/2011 SCHEDULED REDEMPTION                 698,182       698,182
 31419E RP 6   FNMA 15YR                             09/09/2011 Various                            7,217,135     6,867,542
 31417Y XZ 5   FNMA 20YR                             09/01/2011 SCHEDULED REDEMPTION                 277,105       277,105
 31363C MM 8   FNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                      16            16

                                                  CHANGE IN BOOK/ADJUSTED CARRYING VALUE
       1            9          10      ------------------------------------------------------------       16         17
                                           11           12             13         14          15
                                                                    CURRENT                                       FOREIGN
                            PRIOR YEAR                               YEAR'S                 TOTAL       BOOK/     EXCHANGE
                              BOOK/    UNREALIZED     CURRENT      OTHER THAN   TOTAL      FOREIGN     ADJUSTED     GAIN
                             ADJUSTED   VALUATION      YEAR'S       TEMPORARY CHANGE IN   EXCHANGE     CARRYING    (LOSS)
     CUSIP                   CARRYING   INCREASE/ (AMORTIZATION)/  IMPAIRMENT  B./A.C.V.  CHANGE IN    VALUE AT      ON
IDENTIFICATION ACTUAL COST    VALUE    (DECREASE)    ACCRETION     RECOGNIZED (11+12-13)  B./A.C.V. DISPOSAL DATE DISPOSAL
-------------- ----------- ----------- ---------- ---------------  ---------- ----------  --------- ------------- --------
 31379T W2 6         1,848       1,847          0              (1)          0         (1)         0         1,847        0
 31382H BS 3         7,179       7,257          0              60           0         60          0         7,318        0
 31384V ZR 6         1,216       1,224          0             (44)          0        (44)         0         1,180        0
 31384X 3K 2         4,494       4,522          0            (161)          0       (161)         0         4,361        0
 31386D UB 4         3,724       3,812          0            (199)          0       (199)         0         3,614        0
 31386F YK 5         1,560       1,572          0             (45)          0        (45)         0         1,527        0
 31387F GV 0         2,420       2,425          0             (77)          0        (77)         0         2,348        0
 31388C 3E 8         2,359       2,355          0             (76)          0        (76)         0         2,278        0
 31388C 4X 5         3,469       3,451          0             (99)          0        (99)         0         3,351        0
 31389G TU 4         1,433       1,426          0             (54)          0        (54)         0         1,372        0
 31389L D8 9         3,797       3,795          0            (159)          0       (159)         0         3,636        0
 31389N NB 7         2,191       2,182          0             (84)          0        (84)         0         2,098        0
 31389V S5 7         4,378       4,345          0            (152)          0       (152)         0         4,192        0
 31389V SY 4         1,600       1,584          0             (52)          0        (52)         0         1,532        0
 31389X 6A 6         1,164       1,158          0             (43)          0        (43)         0         1,115        0
 3138AB XR 5       533,816           0          0         (13,813)          0    (13,813)         0       520,004        0
 31390C AN 6           255         258          0             (14)          0        (14)         0           244        0
 31390D HH 0           438         437          0             (17)          0        (17)         0           420        0
 31390H CA 1         1,748       1,768          0             (94)          0        (94)         0         1,674        0
 31390H CH 6           183         184          0              (9)          0         (9)         0           175        0
 31390M HB 3         1,092       1,091          0             (45)          0        (45)         0         1,046        0
 31400S Z9 3        62,184      61,375          0          (1,744)          0     (1,744)         0        59,631        0
 31402U TY 8       107,151     107,028          0            (271)          0       (271)         0       106,757        0
 31403B 3Y 7       134,694     134,429          0            (285)          0       (285)         0       134,144        0
 31403B 3Z 4       116,851     116,680          0            (275)          0       (275)         0       116,405        0
 31412V JV 1        29,241      29,160          0          (1,252)          0     (1,252)         0        27,907        0
 31418M VX 7        58,975      58,754          0          (3,434)          0     (3,434)         0        55,321        0
 31418T XF 9       666,031           0          0         (30,392)          0    (30,392)         0       635,639        0
 31418U 2M 5     1,159,677           0          0         (52,256)          0    (52,256)         0     1,107,421        0
 31418U A9 5       177,163           0          0          (8,084)          0     (8,084)         0       169,079        0
 31419A BG 1        55,999      55,841          0          (2,413)          0     (2,413)         0        53,428        0
 31419A BJ 5       423,666     422,019          0         (25,954)          0    (25,954)         0       396,065        0
 31419A HL 4       730,909           0          0         (32,727)          0    (32,727)         0       698,182        0
 31419E RP 6     7,203,407   7,181,626          0         (58,530)          0    (58,530)         0     7,123,096        0
 31417Y XZ 5       279,053           0          0          (1,948)          0     (1,948)         0       277,105        0
 31363C MM 8            17          18          0              (2)          0         (2)         0            16        0

       1           18         19          20         21         22

                                        BOND                   NAIC
                REALIZED     TOTAL    INTEREST/             DESIGNATION
                  GAIN       GAIN       STOCK                   OR
                 (LOSS)     (LOSS)    DIVIDENDS               MARKET
     CUSIP         ON         ON       RECEIVED   MATURITY   INDICATOR
IDENTIFICATION  DISPOSAL   DISPOSAL  DURING YEAR    DATE        (a)
-------------- ---------- ---------- ----------- ---------- -----------
 31379T W2 6            0          0          80 05/01/2013         1
 31382H BS 3            0          0         285 04/01/2014         1
 31384V ZR 6            0          0          64 08/01/2015         1
 31384X 3K 2            0          0         236 06/01/2015         1
 31386D UB 4            0          0         175 12/01/2015         1
 31386F YK 5            0          0          77 01/01/2016         1
 31387F GV 0            0          0         129 06/01/2016         1
 31388C 3E 8            0          0         115 11/01/2016         1
 31388C 4X 5            0          0         169 11/01/2016         1
 31389G TU 4            0          0          70 02/01/2017         1
 31389L D8 9            0          0         177 03/01/2017         1
 31389N NB 7            0          0         106 04/01/2017         1
 31389V S5 7            0          0         213 05/01/2017         1
 31389V SY 4            0          0          77 05/01/2017         1
 31389X 6A 6            0          0          56 05/01/2017         1
 3138AB XR 5            0          0       8,163 04/01/2026         1
 31390C AN 6            0          0          12 03/01/2017         1
 31390D HH 0            0          0          21 04/01/2017         1
 31390H CA 1            0          0          85 05/01/2017         1
 31390H CH 6            0          0           9 05/01/2017         1
 31390M HB 3            0          0          53 06/01/2017         1
 31400S Z9 3            0          0       2,355 04/01/2018         1
 31402U TY 8            0          0       3,917 09/01/2018         1
 31403B 3Y 7            0          0       4,944 09/01/2018         1
 31403B 3Z 4            0          0       4,247 09/01/2018         1
 31412V JV 1            0          0         812 05/01/2025         1
 31418M VX 7            0          0       1,765 02/01/2024         1
 31418T XF 9            0          0      16,508 05/01/2025         1
 31418U 2M 5            0          0      28,371 06/01/2025         1
 31418U A9 5            0          0       4,174 05/01/2025         1
 31419A BG 1            0          0       1,553 05/15/2025         1
 31419A BJ 5            0          0      13,662 05/15/2025         1
 31419A HL 4            0          0      17,456 08/01/2025         1
 31419E RP 6       94,039     94,039     212,362 09/01/2025         1
 31417Y XZ 5            0          0       4,276 04/01/2031         1
 31363C MM 8            0          0           1 11/01/2019         1


                                     QE05.5

 Statement as of September 30, 2011 of the HARTFORD LIFE AND ANNUITY INSURANCE
                                     COMPANY (Unaudited)

       1                     2                  3         4               5              6           7             8




                                                                                     NUMBER OF
     CUSIP                                            DISPOSAL                       SHARES OF
IDENTIFICATION         DESCRIPTION           FOREIGN    DATE      NAME OF PURCHASER    STOCK   CONSIDERATION   PAR VALUE
-------------- ----------------------------- ------- ---------- -------------------- --------- ------------- -------------
  31371J L4 4  FNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                   469           469
  31371J XA 7  FNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                 1,260         1,260
  31371K 7E 5  FNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION               734,155       734,155
  31371K HY 0  FNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                 9,450         9,450
  31371L CD 9  FNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                27,173        27,173
  31371L DH 9  FNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION               253,003       253,003
  31382S GP 0  FNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                 4,845         4,845
  31383P 2X 3  FNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                   307           307
  31383R FV 9  FNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                44,086        44,086
  31383W X7 1  FNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                    53            53
  31385J GG 7  FNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                 9,041         9,041
  31386E C4 8  FNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                   943           943
  31386H CG 4  FNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                33,691        33,691
  31386H MR 9  FNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                    49            49
  31386M ZB 9  FNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                 2,219         2,219
  31386P UJ 0  FNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                17,071        17,071
  31386R KK 4  FNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                   184           184
  31387T X2 5  FNMA 30YR                             07/01/2011 SCHEDULED REDEMPTION                61,825        61,825
  31387U V6 5  FNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                 1,864         1,864
  31388M NB 0  FNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                   306           306
  31389C Q8 5  FNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                   799           799
  3138A4 4H 5  FNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                16,707        16,707
  31390H ST 3  FNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                   671           671
  31390K CM 8  FNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                 1,681         1,681
  31390K WQ 7  FNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                49,138        49,138
  31390P GK 7  FNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                29,768        29,768
  31391U C5 2  FNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                 1,446         1,446
  31391U J2 2  FNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                 2,394         2,394
  31391W 5H 0  FNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                53,773        53,773
  31400C 6B 5  FNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                13,478        13,478
  31400F C6 2  FNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                 5,583         5,583
  31400H YZ 0  FNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                15,663        15,663
  31400J PF 0  FNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION               148,587       148,587
  31400J RY 7  FNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION               114,004       114,004
  31400J SJ 9  FNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION               185,477       185,477
  31400K G3 4  FNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                 1,783         1,783

                                                   CHANGE IN BOOK/ADJUSTED CARRYING VALUE
       1             9          10      ------------------------------------------------------------       16         17
                                            11           12             13         14          15
                                                                     CURRENT                                       FOREIGN
                             PRIOR YEAR                               YEAR'S                 TOTAL       BOOK/     EXCHANGE
                               BOOK/    UNREALIZED     CURRENT      OTHER THAN   TOTAL      FOREIGN     ADJUSTED     GAIN
                              ADJUSTED   VALUATION      YEAR'S       TEMPORARY CHANGE IN   EXCHANGE     CARRYING    (LOSS)
     CUSIP                    CARRYING   INCREASE/ (AMORTIZATION)/  IMPAIRMENT  B./A.C.V.  CHANGE IN    VALUE AT      ON
IDENTIFICATION  ACTUAL COST    VALUE    (DECREASE)    ACCRETION     RECOGNIZED (11+12-13)  B./A.C.V. DISPOSAL DATE DISPOSAL
--------------  ----------- ----------- ---------- ---------------  ---------- ----------  --------- ------------- --------
  31371J L4 4         484          510           0             (42)          0        (42)         0           469        0
  31371J XA 7       1,288        1,317           0             (57)          0        (57)         0         1,260        0
  31371K 7E 5     749,411      746,767           0         (12,613)          0    (12,613)         0       734,155        0
  31371K HY 0       9,382        9,365           0              85           0         85          0         9,450        0
  31371L CD 9      27,979       27,812           0            (639)          0       (639)         0        27,173        0
  31371L DH 9     254,703      254,008           0          (1,004)          0     (1,004)         0       253,003        0
  31382S GP 0       5,018        5,241           0            (396)          0       (396)         0         4,845        0
  31383P 2X 3         311          311           0              (5)          0         (5)         0           307        0
  31383R FV 9      43,163       43,097           0             988           0        988          0        44,086        0
  31383W X7 1          52           52           0               1           0          1          0            53        0
  31385J GG 7       9,360        9,628           0            (587)          0       (587)         0         9,041        0
  31386E C4 8         971          976           0             (32)          0        (32)         0           943        0
  31386H CG 4      34,262       34,914           0          (1,223)          0     (1,223)         0        33,691        0
  31386H MR 9          50           52           0              (3)          0         (3)         0            49        0
  31386M ZB 9       2,258        2,264           0             (45)          0        (45)         0         2,219        0
  31386P UJ 0      17,445       17,788           0            (717)          0       (717)         0        17,071        0
  31386R KK 4         188          193           0              (8)          0         (8)         0           184        0
  31387T X2 5      62,337       62,796           0            (971)          0       (971)         0        61,825        0
  31387U V6 5       1,880        1,883           0             (19)          0        (19)         0         1,864        0
  31388M NB 0         312          316           0              (9)          0         (9)         0           306        0
  31389C Q8 5         805          808           0              (9)          0         (9)         0           799        0
  3138A4 4H 5      16,814            0           0            (107)          0       (107)         0        16,707        0
  31390H ST 3         680          679           0              (8)          0         (8)         0           671        0
  31390K CM 8       1,724        1,763           0             (81)          0        (81)         0         1,681        0
  31390K WQ 7      50,873       51,411           0          (2,273)          0     (2,273)         0        49,138        0
  31390P GK 7      31,126       31,890           0          (2,122)          0     (2,122)         0        29,768        0
  31391U C5 2       1,514        1,543           0             (97)          0        (97)         0         1,446        0
  31391U J2 2       2,507        2,534           0            (141)          0       (141)         0         2,394        0
  31391W 5H 0      55,369       55,095           0          (1,322)          0     (1,322)         0        53,773        0
  31400C 6B 5      13,568       13,525           0             (48)          0        (48)         0        13,478        0
  31400F C6 2       5,621        5,611           0             (27)          0        (27)         0         5,583        0
  31400H YZ 0      15,768       15,710           0             (47)          0        (47)         0        15,663        0
  31400J PF 0     153,068      152,462           0          (3,875)          0     (3,875)         0       148,587        0
  31400J RY 7     116,444      115,207           0          (1,204)          0     (1,204)         0       114,004        0
  31400J SJ 9     191,070      190,118           0          (4,641)          0     (4,641)         0       185,477        0
  31400K G3 4       1,795        1,790           0              (7)          0         (7)         0         1,783        0

       1           18         19          20         21         22
                                                               NAIC
                                        BOND                  DESIG-
                REALIZED     TOTAL    INTEREST/               NATION
                  GAIN       GAIN       STOCK                   OR
                 (LOSS)     (LOSS)    DIVIDENDS               MARKET
     CUSIP         ON         ON       RECEIVED   MATURITY  INDICATOR
IDENTIFICATION  DISPOSAL   DISPOSAL  DURING YEAR    DATE       (a)
-------------- ---------- ---------- ----------- ---------- ---------
  31371J L4 4          0           0          25 06/01/2030         1
  31371J XA 7          0           0          64 03/01/2031         1
  31371K 7E 5          0           0      26,518 07/01/2033         1
  31371K HY 0          0           0         447 01/01/2032         1
  31371L CD 9          0           0         982 09/01/2033         1
  31371L DH 9          0           0      10,125 10/01/2033         1
  31382S GP 0          0           0         227 04/01/2029         1
  31383P 2X 3          0           0          16 09/01/2029         1
  31383R FV 9          0           0       2,146 08/01/2029         1
  31383W X7 1          0           0           3 11/01/2029         1
  31385J GG 7          0           0         425 06/01/2032         1
  31386E C4 8          0           0          44 04/01/2031         1
  31386H CG 4          0           0       1,576 12/01/2030         1
  31386H MR 9          0           0           3 01/01/2031         1
  31386M ZB 9          0           0         104 10/01/2030         1
  31386P UJ 0          0           0         959 01/01/2031         1
  31386R KK 4          0           0          10 02/01/2031         1
  31387T X2 5          0           0       2,518 07/01/2031         1
  31387U V6 5          0           0          94 07/01/2031         1
  31388M NB 0          0           0          14 09/01/2031         1
  31389C Q8 5          0           0          37 12/01/2031         1
  3138A4 4H 5          0           0          56 02/01/2041         1
  31390H ST 3          0           0          27 07/01/2033         1
  31390K CM 8          0           0          85 06/01/2032         1
  31390K WQ 7          0           0       2,391 08/01/2032         1
  31390P GK 7          0           0       1,429 08/01/2032         1
  31391U C5 2          0           0          68 01/01/2033         1
  31391U J2 2          0           0         111 01/01/2033         1
  31391W 5H 0          0           0       1,955 04/01/2033         1
  31400C 6B 5          0           0         554 04/01/2033         1
  31400F C6 2          0           0         218 03/01/2033         1
  31400H YZ 0          0           0         642 03/01/2033         1
  31400J PF 0          0           0       5,505 05/01/2033         1
  31400J RY 7          0           0       4,523 02/01/2033         1
  31400J SJ 9          0           0       6,869 02/01/2033         1
  31400K G3 4          0           0          71 03/01/2033         1


                                     QE05.6

 Statement as of September 30, 2011 of the HARTFORD LIFE AND ANNUITY INSURANCE
                                     COMPANY (Unaudited)

       1                     2                  3         4               5              6           7             8




                                                                                     NUMBER OF
     CUSIP                                            DISPOSAL                       SHARES OF
IDENTIFICATION          DESCRIPTION          FOREIGN    DATE      NAME OF PURCHASER    STOCK   CONSIDERATION   PAR VALUE
-------------- ----------------------------- ------- ---------- -------------------- --------- ------------- -------------
 31400K GZ 3   FNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                   4,096         4,096
 31400Q TN 3   FNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                  11,904        11,904
 31400R MA 6   FNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                  10,341        10,341
 31400R ML 2   FNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                   1,618         1,618
 31400R NT 4   FNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                     549           549
 31400T B2 2   FNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                     560           560
 31401A GE 1   FNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                  18,371        18,371
 31401B NS 0   FNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                  37,968        37,968
 31401N 4U 0   FNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                  72,502        72,502
 31402C P3 0   FNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                 883,304       883,304
 31402C PL 0   FNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                 931,014       931,014
 31402C U6 7   FNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                  41,626        41,626
 31402E AQ 1   FNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                 450,824       450,824
 31402K CE 2   FNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                  36,154        36,154
 31402Q LZ 2   FNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                 124,328       124,328
 31402R F8 7   FNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                 745,784       745,784
 31403F JW 5   FNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                  65,992        65,992
 31404M 6Q 6   FNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                  16,302        16,302
 31405A TY 9   FNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                  34,141        34,141
 31405A U9 2   FNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                 157,866       157,866
 31405D D4 6   FNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                   2,394         2,394
 31406A 6Y 3   FNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                     139           139
 31406D EL 6   FNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                  73,797        73,797
 31406D FK 7   FNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                  59,141        59,141
 31408E G5 5   FNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                  61,989        61,989
 31410F Z9 9   FNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                 147,042       147,042
 31410K JR 6   FNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                  54,581        54,581
 31410K VW 1   FNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                 481,839       481,839
 31412N SL 1   FNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                 115,402       115,402
 31413U TQ 2   FNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                 242,368       242,368
 31414A D5 8   FNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                 151,283       151,283
 31414A QP 0   FNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                  61,325        61,325
 31414A U6 7   FNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                 221,436       221,436
 31416B N6 1   FNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                 547,517       547,517
 31416B VH 8   FNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                 626,603       626,603

                                                  CHANGE IN BOOK/ADJUSTED CARRYING VALUE
       1            9          10      ------------------------------------------------------------       16         17
                                           11           12             13         14          15
                                                                    CURRENT                                       FOREIGN
                            PRIOR YEAR                               YEAR'S                 TOTAL       BOOK/     EXCHANGE
                              BOOK/    UNREALIZED     CURRENT      OTHER THAN   TOTAL      FOREIGN     ADJUSTED     GAIN
                             ADJUSTED   VALUATION      YEAR'S       TEMPORARY CHANGE IN   EXCHANGE     CARRYING    (LOSS)
     CUSIP                   CARRYING   INCREASE/ (AMORTIZATION)/  IMPAIRMENT  B./A.C.V.  CHANGE IN    VALUE AT      ON
IDENTIFICATION ACTUAL COST    VALUE    (DECREASE)    ACCRETION     RECOGNIZED (11+12-13)  B./A.C.V. DISPOSAL DATE DISPOSAL
-------------- ----------- ----------- ---------- ---------------  ---------- ----------  --------- ------------- --------
 31400K GZ 3         4,123       4,112          0             (17)          0        (17)         0         4,096        0
 31400Q TN 3        11,984      11,953          0             (49)          0        (49)         0        11,904        0
 31400R MA 6        10,411      10,376          0             (35)          0        (35)         0        10,341        0
 31400R ML 2         1,629       1,624          0              (6)          0         (6)         0         1,618        0
 31400R NT 4           583         581          0             (32)          0        (32)         0           549        0
 31400T B2 2           564         562          0              (2)          0         (2)         0           560        0
 31401A GE 1        18,495      18,439          0             (68)          0        (68)         0        18,371        0
 31401B NS 0        38,276      38,140          0            (172)          0       (172)         0        37,968        0
 31401N 4U 0        75,244      75,008          0          (2,506)          0     (2,506)         0        72,502        0
 31402C P3 0       948,309     945,021          0         (61,717)          0    (61,717)         0       883,304        0
 31402C PL 0       974,399     970,046          0         (39,033)          0    (39,033)         0       931,014        0
 31402C U6 7        42,861      42,572          0            (947)          0       (947)         0        41,626        0
 31402E AQ 1       464,419     462,286          0         (11,462)          0    (11,462)         0       450,824        0
 31402K CE 2        37,244      37,044          0            (890)          0       (890)         0        36,154        0
 31402Q LZ 2       125,164     124,779          0            (451)          0       (451)         0       124,328        0
 31402R F8 7       788,200     785,649          0         (39,865)          0    (39,865)         0       745,784        0
 31403F JW 5        66,528      66,235          0            (243)          0       (243)         0        65,992        0
 31404M 6Q 6        15,981      16,147          0             155           0        155          0        16,302        0
 31405A TY 9        33,469      33,823          0             318           0        318          0        34,141        0
 31405A U9 2       154,758     156,309          0           1,558           0      1,558          0       157,866        0
 31405D D4 6         2,347       2,371          0              23           0         23          0         2,394        0
 31406A 6Y 3           141         141          0              (1)          0         (1)         0           139        0
 31406D EL 6        74,742      74,257          0            (461)          0       (461)         0        73,797        0
 31406D FK 7        59,899      59,500          0            (359)          0       (359)         0        59,141        0
 31408E G5 5        60,023      60,693          0           1,296           0      1,296          0        61,989        0
 31410F Z9 9       162,251           0          0         (15,210)          0    (15,210)         0       147,042        0
 31410K JR 6        56,261      55,922          0          (1,341)          0     (1,341)         0        54,581        0
 31410K VW 1       516,697     515,122          0         (33,283)          0    (33,283)         0       481,839        0
 31412N SL 1       121,731     120,587          0          (5,185)          0     (5,185)         0       115,402        0
 31413U TQ 2       255,471     252,067          0          (9,699)          0     (9,699)         0       242,368        0
 31414A D5 8       158,753     157,615          0          (6,332)          0     (6,332)         0       151,283        0
 31414A QP 0        63,213      62,892          0          (1,567)          0     (1,567)         0        61,325        0
 31414A U6 7       236,867     236,168          0         (14,732)          0    (14,732)         0       221,436        0
 31416B N6 1       597,136           0          0         (49,619)          0    (49,619)         0       547,517        0
 31416B VH 8       645,499     642,033          0         (15,430)          0    (15,430)         0       626,603        0

       1           18         19          20         21         22
                                                               NAIC
                                        BOND                  DESIG-
                REALIZED     TOTAL    INTEREST/               NATION
                  GAIN       GAIN       STOCK                   OR
                 (LOSS)     (LOSS)    DIVIDENDS               MARKET
     CUSIP         ON         ON       RECEIVED   MATURITY  INDICATOR
IDENTIFICATION  DISPOSAL   DISPOSAL  DURING YEAR    DATE       (a)
-------------- ---------- ---------- ----------- ---------- ---------
 31400K GZ 3            0          0         152 03/01/2033         1
 31400Q TN 3            0          0         476 04/01/2033         1
 31400R MA 6            0          0         385 04/01/2033         1
 31400R ML 2            0          0          64 03/01/2033         1
 31400R NT 4            0          0          28 02/01/2033         1
 31400T B2 2            0          0          22 05/01/2033         1
 31401A GE 1            0          0         710 04/01/2033         1
 31401B NS 0            0          0       1,491 04/01/2033         1
 31401N 4U 0            0          0       2,617 09/01/2033         1
 31402C P3 0            0          0      34,887 01/01/2034         1
 31402C PL 0            0          0      33,606 11/01/2033         1
 31402C U6 7            0          0       1,502 03/01/2034         1
 31402E AQ 1            0          0      16,311 07/01/2033         1
 31402K CE 2            0          0       1,315 08/01/2033         1
 31402Q LZ 2            0          0       4,901 08/01/2033         1
 31402R F8 7            0          0      26,938 06/01/2035         1
 31403F JW 5            0          0       2,569 10/01/2033         1
 31404M 6Q 6            0          0         648 06/01/2034         1
 31405A TY 9            0          0       1,403 06/01/2034         1
 31405A U9 2            0          0       6,358 06/01/2034         1
 31405D D4 6            0          0          95 07/01/2034         1
 31406A 6Y 3            0          0           5 12/01/2034         1
 31406D EL 6            0          0       3,035 12/01/2034         1
 31406D FK 7            0          0       2,427 12/01/2034         1
 31408E G5 5            0          0       2,536 01/01/2036         1
 31410F Z9 9            0          0         735 03/01/2037         1
 31410K JR 6            0          0       2,168 06/01/2038         1
 31410K VW 1            0          0      19,121 08/01/2037         1
 31412N SL 1            0          0       5,115 12/01/2038         1
 31413U TQ 2            0          0      10,363 12/01/2037         1
 31414A D5 8            0          0       7,936 11/01/2037         1
 31414A QP 0            0          0       2,449 01/01/2038         1
 31414A U6 7            0          0       8,080 08/01/2037         1
 31416B N6 1            0          0       2,509 09/01/2036         1
 31416B VH 8            0          0      22,689 12/01/2034         1


                                     QE05.7

 Statement as of September 30, 2011 of the HARTFORD LIFE AND ANNUITY INSURANCE
                                     COMPANY (Unaudited)

       1                     2                  3         4               5              6           7             8




                                                                                     NUMBER OF
     CUSIP                                            DISPOSAL                       SHARES OF
IDENTIFICATION          DESCRIPTION          FOREIGN    DATE      NAME OF PURCHASER    STOCK   CONSIDERATION   PAR VALUE
-------------- ----------------------------- ------- ---------- -------------------- --------- ------------- -------------
  31418M A2 8  FNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                 316,613       316,613
  31402R UN 7  FNMA 30YR                             09/01/2011 SCHEDULED REDEMPTION                 231,364       231,364
  31410G NB 5  FNMA 30YR 10/20 INT FIRST             09/01/2011 SCHEDULED REDEMPTION                 951,637       951,637
  31359S J3 5  FNMA_01-19                            09/01/2011 SCHEDULED REDEMPTION                  60,155        60,155
  31359S JT 8  FNMA_01-5                             09/01/2011 SCHEDULED REDEMPTION                   9,114         9,114
  31392C KP 8  FNMA_02-15                            09/25/2011 SCHEDULED REDEMPTION                  77,273        77,273
  31392F P9 2  FNMA_02-82                            09/25/2011 SCHEDULED REDEMPTION                  98,642        98,642
  31394A E2 8  FNMA_04-69                            09/01/2011 SCHEDULED REDEMPTION                 126,033       126,033
  31396X QJ 6  FNMA_07-89                            09/25/2011 SCHEDULED REDEMPTION                 347,292       347,292
  31397L TB 5  FNMA_08-49                            09/01/2011 SCHEDULED REDEMPTION                 452,599       452,599
  31374T C3 1  FNMA 15YR                             09/01/2011 SCHEDULED REDEMPTION                  10,033        10,033
                                                                                               ------------- -------------
3199999        Total - Bonds - U.S. Special Revenue & Assessment                                  35,746,900    34,792,870
                                                                                               ------------- -------------

BONDS - INDUSTRIAL AND MISCELLANEOUS
  00432C AG 6  ACCSS_01                              08/25/2011 SCHEDULED REDEMPTION                  32,580        32,580
  004406 AA 2  ACE_06-GP1                            09/26/2011 SCHEDULED REDEMPTION                 125,323       125,323
  00503N AB 7  ACT_05-RR                             09/01/2011 SCHEDULED REDEMPTION                       0     2,170,817
  00503N AC 5  ACT_05-RR                             08/04/2011 Various                                    0       724,005
  029163 AD 4  AMERICAN RE CORP                      09/20/2011 CITIGROUP GLOBAL
                                                                MARKETS, INC                      17,550,000    15,000,000
  03523T BL 1  ANHEUSER-BUSCH INBEV                  09/13/2011 MORGAN STANLEY & CO.
               WORLDWIDE INC                                    LLC                                4,192,372     4,150,000
  037411 AW 5  APACHE CORPORATION                    09/28/2011 JP MORGAN SECURITIES
                                                                INC.                               5,439,536     5,000,000
  05947U D2 1  BACM_05-1                             09/01/2011 SCHEDULED REDEMPTION                 181,124       181,124
  067901 AF 5  BARRICK GOLD CORP                A    09/15/2011 HSBC SECURITIES
                                                                (USA) INC.                        10,246,500    10,000,000
  067901 AD 0  BARRICK GOLD CORPORATION         A    09/13/2011 EXCHANGE
               BARRICK NORTH AMERICA                                                               9,991,667    10,000,000
  06849R AE 2  FINANCE LLC                           09/13/2011 EXCHANGE                             995,457     1,000,000
  05577@ AG 5  BNSF RAILWAY CO 2009-A                08/26/2011 SCHEDULED REDEMPTION                  46,454        46,454
  05577@ AH 3  BNSF RAILWAY CO 2009-B                08/26/2011 SCHEDULED REDEMPTION                  44,709        44,709
  05577@ AJ 9  BNSF RAILWAY CO 2009-C                08/26/2011 SCHEDULED REDEMPTION                  13,943        13,943
  05577@ AK 6  BNSF RAILWAY CO 2009-D                08/26/2011 SCHEDULED REDEMPTION                  14,059        14,059
  05577@ AM 2  BNSF RAILWAY CO 2009-E                08/26/2011 SCHEDULED REDEMPTION                   5,835         5,835
  06423R BS 4  BOIT_04-A7                            09/15/2011 SCHEDULED REDEMPTION               1,200,000     1,200,000
  07383F WD 6  BSCMS_03-PWR2                         09/01/2011 SCHEDULED REDEMPTION                 273,235       273,235
  07387B DY 6  BSCMS_05-PW10                         09/01/2011 SCHEDULED REDEMPTION                  57,209        57,209
  07388L AC 4  BSCMS_06-PW13                         07/25/2011 BARCLAYS CAPITAL INC                 570,109       550,000
  12189P AJ 1  BURLINGTON NORTHERN AND               07/15/2011 SCHEDULED REDEMPTION
               SANTE FE R                                                                             92,561        92,561
  12189P AF 9  BURLINGTON NORTHERN SANTE             07/02/2011 SCHEDULED REDEMPTION
               FE R                                                                                    1,331         1,331
  12322U AA 7  BUSHNELL LOAN FUND II_08-1A           07/28/2011 SCHEDULED REDEMPTION                 255,856       255,856

                                                  CHANGE IN BOOK/ADJUSTED CARRYING VALUE
       1            9          10      ------------------------------------------------------------       16         17
                                           11           12             13         14          15
                                                                    CURRENT                                       FOREIGN
                            PRIOR YEAR                               YEAR'S                 TOTAL       BOOK/     EXCHANGE
                              BOOK/    UNREALIZED     CURRENT      OTHER THAN   TOTAL      FOREIGN     ADJUSTED     GAIN
                             ADJUSTED   VALUATION      YEAR'S       TEMPORARY CHANGE IN   EXCHANGE     CARRYING    (LOSS)
     CUSIP                   CARRYING   INCREASE/ (AMORTIZATION)/  IMPAIRMENT  B./A.C.V.  CHANGE IN    VALUE AT      ON
IDENTIFICATION ACTUAL COST    VALUE    (DECREASE)    ACCRETION     RECOGNIZED (11+12-13)  B./A.C.V. DISPOSAL DATE DISPOSAL
-------------- ----------- ----------- ---------- ---------------  ---------- ----------  --------- ------------- --------
  31418M A2 8      330,069     327,720          0         (11,107)          0    (11,107)         0       316,613        0
  31402R UN 7      241,197     239,890          0          (8,526)          0     (8,526)         0       231,364        0
  31410G NB 5      951,339     951,449          0             188           0        188          0       951,637        0
  31359S J3 5       63,115      62,015          0          (1,861)          0     (1,861)         0        60,155        0
  31359S JT 8        9,222       9,185          0             (72)          0        (72)         0         9,114        0
  31392C KP 8       77,882      77,273          0               0           0          0          0        77,273        0
  31392F P9 2       98,673      98,642          0               0           0          0          0        98,642        0
  31394A E2 8      131,507     130,490          0          (4,458)          0     (4,458)         0       126,033        0
  31396X QJ 6      345,393     345,418          0           1,874           0      1,874          0       347,292        0
  31397L TB 5      474,752           0          0         (22,153)          0    (22,153)         0       452,599        0
  31374T C3 1       10,039      10,037          0              (3)          0         (3)         0        10,033        0
               ----------- ----------- ---------- ---------------  ---------- ----------  --------- ------------- --------
3199999         36,075,427  31,180,903          0        (887,156)          0   (887,156)         0    35,091,349        0
               ----------- ----------- ---------- ---------------  ---------- ----------  --------- ------------- --------

BONDS - INDUSTRIAL AND MISCELLANEOUS
  00432C AG 6       32,254      32,576          0               4           0          4          0        32,580        0
  004406 AA 2      125,323     125,323          0               0           0          0          0       125,323        0
  00503N AB 7    1,840,888           0          0               0           0          0          0             0        0
  00503N AC 5      261,329           0          0               0           0          0          0             0        0

  029163 AD 4   15,909,206  15,852,868          0         (22,242)          0    (22,242)         0    15,830,626        0

  03523T BL 1    4,149,876           0          0               7           0          7          0     4,149,883        0

  037411 AW 5    5,342,390           0          0            (735)          0       (735)         0     5,341,655        0
  05947U D2 1      178,344     180,021          0           1,104           0      1,104          0       181,124        0

  067901 AF 5    9,991,667           0          0              32           0         32          0     9,991,699        0

  067901 AD 0    9,991,200           0          0             467           0        467          0     9,991,667        0
  06849R AE 2      995,440           0          0              17           0         17          0       995,457        0
  05577@ AG 5       46,454      46,454          0               0           0          0          0        46,454        0
  05577@ AH 3       44,709      44,709          0               0           0          0          0        44,709        0
  05577@ AJ 9       13,943      13,943          0               0           0          0          0        13,943        0
  05577@ AK 6       14,059      14,059          0               0           0          0          0        14,059        0
  05577@ AM 2        5,835       5,835          0               0           0          0          0         5,835        0
  06423R BS 4    1,196,813   1,198,266          0           1,239           0      1,239          0     1,199,506        0
  07383F WD 6      261,645     268,966          0           4,268           0      4,268          0       273,235        0
  07387B DY 6       54,330      57,209          0               0           0          0          0        57,209        0
  07388L AC 4      548,152     549,227          0             179           0        179          0       549,407        0

  12189P AJ 1       92,561      92,561          0               0           0          0          0        92,561        0

  12189P AF 9        1,570       1,331          0               0           0          0          0         1,331        0
  12322U AA 7      255,856     255,856          0               0           0          0          0       255,856        0

       1           18         19          20         21         22
                                                               NAIC
                                        BOND                  DESIG-
                REALIZED     TOTAL    INTEREST/               NATION
                  GAIN       GAIN       STOCK                   OR
                 (LOSS)     (LOSS)    DIVIDENDS               MARKET
     CUSIP         ON         ON       RECEIVED   MATURITY  INDICATOR
IDENTIFICATION  DISPOSAL   DISPOSAL  DURING YEAR    DATE       (a)
-------------- ---------- ---------- ----------- ---------- ---------
  31418M A2 8           0          0      12,573 08/01/2037         1
  31402R UN 7           0          0       9,192 02/01/2035         1
  31410G NB 5           0          0      41,142 10/01/2037         1
  31359S J3 5           0          0       2,785 05/01/2031         1
  31359S JT 8           0          0         459 03/01/2031         1
  31392C KP 8           0          0         483 04/25/2032         1
  31392F P9 2           0          0         518 12/25/2032         1
  31394A E2 8           0          0       5,951 05/01/2033         1
  31396X QJ 6           0          0       2,024 09/25/2037         1
  31397L TB 5           0          0      12,705 04/01/2038         1
  31374T C3 1           0          0         433 09/01/2013         1
               ---------- ---------- ----------- ---------- ---------
3199999           655,551    655,551   1,221,151        XXX       XXX
               ---------- ---------- ----------- ---------- ---------

BONDS - INDUSTRIAL AND MISCELLANEOUS
  00432C AG 6           0          0         279 05/25/2034       1FE
  004406 AA 2           0          0         329 02/25/2031       5Z*
  00503N AB 7           0          0      30,943 09/01/2041       6FE
  00503N AC 5           0          0           0 09/01/2041       6FE

  029163 AD 4   1,719,374  1,719,374     862,958 12/15/2026       1FE

  03523T BL 1      42,489     42,489      10,721 07/14/2014       1FE

  037411 AW 5      97,880     97,880     148,749 09/01/2040       1FE
  05947U D2 1           0          0       6,674 11/01/2042       1Z*

  067901 AF 5     254,801    254,801      87,806 05/30/2016       2FE
  067901 AD 0           0          0      82,167 05/30/2016       2FE

  06849R AE 2           0          0      16,150 05/30/2041       2FE
  05577@ AG 5           0          0       3,043 02/26/2021         1
  05577@ AH 3           0          0       2,928 02/26/2021         1
  05577@ AJ 9           0          0         913 02/26/2021         1
  05577@ AK 6           0          0         921 02/26/2021         1
  05577@ AM 2           0          0         382 02/26/2021         1
  06423R BS 4         494        494       3,164 05/15/2014       1FE
  07383F WD 6           0          0       8,457 05/01/2039       1Z*
  07387B DY 6           0          0       2,874 12/01/2040       1Z*
  07388L AC 4      20,703     20,703      19,980 09/01/2041       1Z*

  12189P AJ 1           0          0       6,227 07/15/2022        6Z

  12189P AF 9           0          0         101 01/02/2021        6Z
  12322U AA 7           0          0       1,496 10/28/2015       1FE


                                     QE05.8

 Statement as of September 30, 2011 of the HARTFORD LIFE AND ANNUITY INSURANCE
                                     COMPANY (Unaudited)

       1                     2                  3         4               5              6           7             8




                                                                                     NUMBER OF
     CUSIP                                            DISPOSAL                       SHARES OF
IDENTIFICATION          DESCRIPTION          FOREIGN    DATE      NAME OF PURCHASER    STOCK   CONSIDERATION   PAR VALUE
-------------- ----------------------------- ------- ---------- -------------------- --------- ------------- -------------
               CENTERPOINT ENERGY RESOURCES
  15189W AF 7  CORP                                  09/15/2011 EXCHANGE                           9,193,859     9,200,000
  191216 AR 1  COCA-COLA COMPANY (THE)               09/09/2011 BARCLAYS CAPITAL INC               7,781,625     7,500,000
               COMMONWEALTH BANK OF
  2027A0 EM 7  AUSTRALIA                        F    07/14/2011 UBS SECURITIES LLC                 5,210,950     5,000,000
  14042J AE 9  COPAR_07-2                            08/15/2011 SCHEDULED REDEMPTION               6,000,000     6,000,000
  17312H AF 6  CRMSI_07-2                            09/01/2011 SCHEDULED REDEMPTION                 294,971       294,971
  12629R AA 4  CSAMF-4A                              07/11/2011 SCHEDULED REDEMPTION               1,482,840     1,482,840
  22540V N4 0  CSFB_02-HE11                          09/26/2011 SCHEDULED REDEMPTION                   5,958         5,958
  126659 AA 9  CVS PASS-THROUGH TRUST                09/10/2011 SCHEDULED REDEMPTION                  47,522        47,522
  23243N AF 5  CWL_06-S4                             09/01/2011 SCHEDULED REDEMPTION                       0        87,290
  126683 AC 5  CWL_06-S5                             09/01/2011 SCHEDULED REDEMPTION                       0        35,895
  12669R AC 1  CWL_07-S1                             09/01/2011 SCHEDULED REDEMPTION                 103,202       103,202
               DEUTSCHE BANK AG (LONDON                         DEUTSCHE BANK
  2515A0 NY 5  BRANCH)                          F    08/24/2011 SECURITIES INC                     3,613,166     3,466,000
               DEUTSCHE TELEKOM                                 RBC CAPITAL MARKETS
  25156P AP 8  INTERNATIONAL FIN                F    08/22/2011 CORPORATION                        1,888,277     1,841,000
  25179S AC 4  DEVON FINANCING CORP ULC              09/30/2011 MATURED                              139,000       139,000
                                                                STIFEL, NICOLAUS &
  264399 DW 3  DUKE ENERGY CAROLINAS LLC             09/13/2011 COMPANY INCORPOR                   3,870,718     3,800,000
               ELM ROAD GENERATING STA
  28932M AA 3  SUPER LLC                             08/11/2011 SCHEDULED REDEMPTION                 128,392       128,392
  294751 BP 6  EQABS_02-5                            09/01/2011 SCHEDULED REDEMPTION                  60,001        60,001
  35729P AK 6  FHLT_02-2                             09/26/2011 SCHEDULED REDEMPTION                  28,721        28,721
  34528R AE 2  FORDO_09-A                            09/15/2011 SCHEDULED REDEMPTION                 766,044       766,044
  30256Y AA 1  FPL ENERGY MARCUS HOOK LP             07/10/2011 SCHEDULED REDEMPTION                  33,503        33,503
  35177P AU 1  FRANCE TELECOM SA                F    09/01/2011 Various                            2,468,465     2,500,000
  36158Y CK 3  GECMC_01-2                            07/01/2011 SCHEDULED REDEMPTION                 579,256       579,256
  36158Y DD 8  GECMC_01-3                            09/01/2011 SCHEDULED REDEMPTION               3,347,307     3,347,307
  36828Q LX 2  GECMC_05-C1                           09/01/2011 SCHEDULED REDEMPTION                  37,321        37,321
                                                                JP MORGAN SECURITIES
  36159J BM 2  GEMNT_09-2                            08/10/2011 INC.                               2,365,047     2,300,000
               GENERAL PARTS INTERNATIONAL
  45957@ AC 0  INC                                   09/10/2011 SCHEDULED REDEMPTION               1,500,000     1,500,000
  361849 J7 8  GMACC_04-C3                           09/01/2011 SCHEDULED REDEMPTION               9,170,919     9,170,919
  39121J AA 8  GREAT RIVER ENERGY                    07/01/2011 SCHEDULED REDEMPTION               2,028,882     2,028,882
                                                                CITADEL SECURITIES,
  413875 AN 5  HARRIS CORPORATION                    07/27/2011 LLC                                2,369,790     2,250,000
  41283V AD 5  HDMOT_07-2                            09/15/2011 SCHEDULED REDEMPTION                 463,765       463,765
  22541N HH 5  HEAT_02-3                             09/26/2011 SCHEDULED REDEMPTION                  73,268        73,268
  404280 AK 5  HSBC HOLDINGS PLC                F    08/03/2011 Various                            4,586,967     4,300,000
  449670 BB 3  IMCHE_96-2                            09/01/2011 SCHEDULED REDEMPTION                   9,533         9,533

                                                  CHANGE IN BOOK/ADJUSTED CARRYING VALUE
       1            9          10      ------------------------------------------------------------       16         17
                                           11           12             13         14          15
                                                                    CURRENT                                       FOREIGN
                            PRIOR YEAR                               YEAR'S                 TOTAL       BOOK/     EXCHANGE
                              BOOK/    UNREALIZED     CURRENT      OTHER THAN   TOTAL      FOREIGN     ADJUSTED     GAIN
                             ADJUSTED   VALUATION      YEAR'S       TEMPORARY CHANGE IN   EXCHANGE     CARRYING    (LOSS)
     CUSIP                   CARRYING   INCREASE/ (AMORTIZATION)/  IMPAIRMENT  B./A.C.V.  CHANGE IN    VALUE AT      ON
IDENTIFICATION ACTUAL COST    VALUE    (DECREASE)    ACCRETION     RECOGNIZED (11+12-13)  B./A.C.V. DISPOSAL DATE DISPOSAL
-------------- ----------- ----------- ---------- ---------------  ---------- ----------  --------- ------------- --------

  15189W AF 7    9,193,806           0          0              53           0         53          0     9,193,859        0
  191216 AR 1    7,477,050   7,477,302          0           1,393           0      1,393          0     7,478,695        0

  2027A0 EM 7    4,979,150   4,982,153          0           2,179           0      2,179          0     4,984,332        0
  14042J AE 9    5,999,898   5,999,961          0              12           0         12          0     5,999,973        0
  17312H AF 6      294,965     294,967          0               4           0          4          0       294,971        0
  12629R AA 4    1,487,585   1,482,840          0               0           0          0          0     1,482,840        0
  22540V N4 0        5,958       5,958          0               0           0          0          0         5,958        0
  126659 AA 9       47,522      47,522          0               0           0          0          0        47,522        0
  23243N AF 5       41,586      43,964          0         (43,964)          0    (43,964)         0             0        0
  126683 AC 5       11,006      13,124          0         (13,124)          0    (13,124)         0             0        0
  12669R AC 1       36,783      13,992          0          89,209           0     89,209          0       103,202        0

  2515A0 NY 5    3,461,286   3,463,609          0             636           0        636          0     3,464,245        0

  25156P AP 8    1,839,141           0          0             129           0        129          0     1,839,269        0
  25179S AC 4      140,337     139,438          0            (438)          0       (438)         0       139,000        0

  264399 DW 3    3,856,468   3,807,838          0          (5,303)          0     (5,303)         0     3,802,535        0

  28932M AA 3      128,392     128,392          0               0           0          0          0       128,392        0
  294751 BP 6       60,001      60,001          0               0           0          0          0        60,001        0
  35729P AK 6       28,596      28,476          0             245           0        245          0        28,721        0
  34528R AE 2      787,110     775,915          0          (9,872)          0     (9,872)         0       766,044        0
  30256Y AA 1       33,503      33,503          0               0           0          0          0        33,503        0
  35177P AU 1    2,486,700   2,487,438          0           1,738           0      1,738          0     2,489,175        0
  36158Y CK 3      635,869     581,425          0          (2,169)          0     (2,169)         0       579,256        0
  36158Y DD 8    3,631,932   3,370,180          0         (22,873)          0    (22,873)         0     3,347,307        0
  36828Q LX 2       37,441      37,357          0             (36)          0        (36)         0        37,321        0

  36159J BM 2    2,406,016   2,391,887          0         (32,483)          0    (32,483)         0     2,359,404        0

  45957@ AC 0    1,611,833   1,533,840          0         (33,840)          0    (33,840)         0     1,500,000        0
  361849 J7 8    9,185,965   9,172,852          0          (1,933)          0     (1,933)         0     9,170,919        0
  39121J AA 8    2,028,882   2,028,882          0               0           0          0          0     2,028,882        0

  413875 AN 5    2,262,420   2,262,419          0             (88)          0        (88)         0     2,262,331        0
  41283V AD 5      463,752     463,762          0               2           0          2          0       463,765        0
  22541N HH 5       73,268      73,268          0               0           0          0          0        73,268        0
  404280 AK 5    4,306,288           0          0            (168)          0       (168)         0     4,306,119        0
  449670 BB 3        9,889       9,653          0            (120)          0       (120)         0         9,533        0

       1           18         19          20         21         22
                                                               NAIC
                                        BOND                  DESIG-
                REALIZED     TOTAL    INTEREST/               NATION
                  GAIN       GAIN       STOCK                   OR
                 (LOSS)     (LOSS)    DIVIDENDS               MARKET
     CUSIP         ON         ON       RECEIVED   MATURITY  INDICATOR
IDENTIFICATION  DISPOSAL   DISPOSAL  DURING YEAR    DATE       (a)
-------------- ---------- ---------- ----------- ---------- ---------

  15189W AF 7           0          0     364,780 01/15/2041       2FE
  191216 AR 1     302,930    302,930     196,219 11/15/2020       1FE

  2027A0 EM 7     226,618    226,618     145,833 03/19/2015       1FE
  14042J AE 9          27         27     227,200 06/15/2014       1FE
  17312H AF 6           0          0      13,250 06/01/2037       1Z*
  12629R AA 4           0          0       7,550 06/09/2016       1FE
  22540V N4 0           0          0          65 10/25/2032       2Z*
  126659 AA 9           0          0       2,868 07/10/2031       2FE
  23243N AF 5           0          0       3,610 07/01/2034       3Z*
  126683 AC 5           0          0       1,446 06/01/2035       1Z*
  12669R AC 1           0          0       4,298 11/01/2036       1Z*

  2515A0 NY 5     148,922    148,922     130,950 05/20/2013       1FE

  25156P AP 8      49,007     49,007      21,414 04/11/2016       2FE
  25179S AC 4           0          0       4,778 09/30/2011       2FE

  264399 DW 3      68,183     68,183     277,743 01/15/2012       1FE

  28932M AA 3           0          0       6,688 02/11/2030       1FE
  294751 BP 6           0          0       2,517 11/01/2032       3Z*
  35729P AK 6           0          0         409 10/25/2033       2Z*
  34528R AE 2           0          0      15,279 05/15/2013       1FE
  30256Y AA 1           0          0       2,543 07/10/2018         3
  35177P AU 1     (20,710)   (20,710)     51,718 09/16/2015       1FE
  36158Y CK 3           0          0       4,246 08/01/2033       1Z*
  36158Y DD 8           0          0     138,979 06/01/2038       1Z*
  36828Q LX 2           0          0       1,240 06/01/2048       1Z*

  36159J BM 2       5,643      5,643      49,508 07/15/2015       1FE

  45957@ AC 0           0          0     108,000 09/10/2012         3
  361849 J7 8           0          0     306,496 12/01/2041       1Z*
  39121J AA 8           0          0     118,264 07/01/2017       1FE

  413875 AN 5     107,459    107,459      91,481 12/15/2040       2FE
  41283V AD 5           0          0      17,147 08/15/2013       1FE
  22541N HH 5           0          0         863 02/25/2033       3Z*
  404280 AK 5     280,847    280,847      74,928 04/05/2021       1FE
  449670 BB 3           0          0         552 07/01/2026       2Z*


                                     QE05.9

 Statement as of September 30, 2011 of the HARTFORD LIFE AND ANNUITY INSURANCE
                                     COMPANY (Unaudited)

       1                     2                  3         4               5              6           7             8




                                                                                     NUMBER OF
     CUSIP                                            DISPOSAL                       SHARES OF
IDENTIFICATION          DESCRIPTION          FOREIGN    DATE      NAME OF PURCHASER    STOCK   CONSIDERATION   PAR VALUE
-------------- ----------------------------- ------- ---------- -------------------- --------- ------------- -------------
                                                                CREDIT SUISSE
  459284 AA 3  INTERNATIONAL CCE INC                 07/19/2011 SECURITIES LLC                    10,019,300    10,000,000
  464187 AF 0  IRWHE_02-A                            09/01/2011 SCHEDULED REDEMPTION                  46,181        46,181
  46625M GQ 6  JPMCC_01-CIB3                         09/01/2011 SCHEDULED REDEMPTION               1,518,148     1,518,148
  46625M KL 2  JPMCC_02-CIB4                         09/01/2011 SCHEDULED REDEMPTION                  51,145        51,145
  491674 BF 3  KENTUCKY UTILITIES COMPANY            07/07/2011 EXCHANGE                           4,120,225     4,165,000
               KERR-MCGEE GUNNISON TRUST
  49239@ AA 6  KMGI                                  07/30/2011 SCHEDULED REDEMPTION                 120,024       120,024
  49725V AA 0  KIOWA POWER PARTNERS LLC SER A        09/30/2011 SCHEDULED REDEMPTION                 249,275       249,275
  493268 BB 1  KSLT_01-A                             09/27/2011 SCHEDULED REDEMPTION               3,176,921     3,176,921
  493268 BG 0  KSLT_02-A                             08/29/2011 SCHEDULED REDEMPTION                 106,766       106,766
                                                                WELLS FARGO
  51804X AS 7  LASL_06-MF2 IS                        09/02/2011 ADVISORS, LLC                         92,350       859,381
  86359D UE 5  LBSBC_05-2A                           09/01/2011 SCHEDULED REDEMPTION                 430,084       430,084
  52520V AC 7  LBSBC_06-2A                           09/01/2011 SCHEDULED REDEMPTION                 163,246       163,246
  52108H CC 6  LBUBS_00-C5                           09/11/2011 SCHEDULED REDEMPTION                 306,629       306,629
  52108H LG 7  LBUBS_02-C4                           09/11/2011 SCHEDULED REDEMPTION                 109,906       109,906
  50180C AB 6  LBUBS_06-C7                           09/11/2011 SCHEDULED REDEMPTION               1,465,414     1,465,414
  50188F AC 9  LG&E AND KU ENERGY LLC                07/07/2011 EXCHANGE                           2,977,786     3,000,000
  539830 AU 3  LOCKHEED MARTIN CORPORATION           09/08/2011 GOLDMAN SACHS & CO                 6,038,450     5,500,000
  539830 AV 1  LOCKHEED MARTIN CORPORATION           07/29/2011 EXCHANGE                           3,607,482     3,500,000
               LOUISVILLE GAS AND ELECTRIC
  546676 AT 4  COMPAN                                07/07/2011 EXCHANGE                           2,230,690     2,255,000
  52524P AN 2  LXS_07-6                              09/01/2011 SCHEDULED REDEMPTION                 228,196     1,070,572
  594918 AG 9  MICROSOFT CORPORATION                 09/07/2011 Various                            7,620,442     7,485,000
  60040# AB 8  MILLENNIUM PIPELINE CO LLC            07/01/2011 SCHEDULED REDEMPTION                  75,265        75,265
  59022H EM 0  MLMT_04-KEY2 IS                       09/01/2011 SCHEDULED REDEMPTION                       0       335,329
  61746R AG 6  MSAC_02-NC6                           09/26/2011 SCHEDULED REDEMPTION                 149,032       149,032
  61745M L3 5  MSC_04-T15                            09/01/2011 SCHEDULED REDEMPTION               1,254,782     1,254,782
  61746W HF 0  MSDWC_01-TOP3                         09/01/2011 SCHEDULED REDEMPTION                 659,825       659,825
  61746W LT 5  MSDWC_01-TOP5                         09/01/2011 SCHEDULED REDEMPTION               2,928,880     2,928,880
               NATIONAL RURAL UTIL COOP FIN
  637432 CU 7  CORP                                  08/19/2011 CALL TRANSACTION                      23,847        23,000
  62875U AD 7  NBC UNIVERSAL INC                     08/25/2011 EXCHANGE                           3,863,973     3,865,000
  652482 CC 2  NEWS AMERICA INC                      08/26/2011 EXCHANGE                           1,989,765     2,000,000
  67773# AD 2  OHIO VALLEY ELECTRIC CORP             08/15/2011 SCHEDULED REDEMPTION                  90,275        90,275
                                                                CREDIT SUISSE
  694308 GT 8  PACIFIC GAS & ELECTRIC CO             07/29/2011 SECURITIES LLC                     2,959,590     3,000,000
  69348H CP 1  PNCMA_00-C2                           07/01/2011 SCHEDULED REDEMPTION                 929,628       929,628
  69348H CQ 9  PNCMA_00-C2                           07/01/2011 SCHEDULED REDEMPTION               5,000,000     5,000,000

                                                  CHANGE IN BOOK/ADJUSTED CARRYING VALUE
       1            9          10      ------------------------------------------------------------       16         17
                                           11           12             13         14          15
                                                                    CURRENT                                       FOREIGN
                            PRIOR YEAR                               YEAR'S                 TOTAL       BOOK/     EXCHANGE
                              BOOK/    UNREALIZED     CURRENT      OTHER THAN   TOTAL      FOREIGN     ADJUSTED     GAIN
                             ADJUSTED   VALUATION      YEAR'S       TEMPORARY CHANGE IN   EXCHANGE     CARRYING    (LOSS)
     CUSIP                   CARRYING   INCREASE/ (AMORTIZATION)/  IMPAIRMENT  B./A.C.V.  CHANGE IN    VALUE AT      ON
IDENTIFICATION ACTUAL COST    VALUE    (DECREASE)    ACCRETION     RECOGNIZED (11+12-13)  B./A.C.V. DISPOSAL DATE DISPOSAL
-------------- ----------- ----------- ---------- ---------------  ---------- ----------  --------- ------------- --------

  459284 AA 3    9,963,200   9,965,280          0           3,935           0      3,935          0     9,969,215        0
  464187 AF 0       46,169      46,181          0               0           0          0          0        46,181        0
  46625M GQ 6    1,520,663   1,518,726          0            (578)          0       (578)         0     1,518,148        0
  46625M KL 2       51,397      51,175          0             (29)          0        (29)         0        51,145        0
  491674 BF 3    4,119,810   4,119,890          0             335           0        335          0     4,120,225        0

  49239@ AA 6      122,225     121,270          0          (1,246)          0     (1,246)         0       120,024        0
  49725V AA 0      249,170     249,189          0              86           0         86          0       249,275        0
  493268 BB 1    3,134,604   3,175,822          0           1,099           0      1,099          0     3,176,921        0
  493268 BG 0      106,766     106,766          0               0           0          0          0       106,766        0

  51804X AS 7      859,381           0          0               0           0          0          0             0        0
  86359D UE 5      430,030     430,042          0              42           0         42          0       430,084        0
  52520V AC 7      163,182     163,220          0              25           0         25          0       163,246        0
  52108H CC 6      306,594     306,629          0               0           0          0          0       306,629        0
  52108H LG 7      110,452     109,961          0             (55)          0        (55)         0       109,906        0
  50180C AB 6    1,473,829   1,466,954          0          (1,540)          0     (1,540)         0     1,465,414        0
  50188F AC 9    2,976,510   2,976,775          0           1,011           0      1,011          0     2,977,786        0
  539830 AU 3    5,801,125   5,800,461          0          (3,268)          0     (3,268)         0     5,797,192        0
  539830 AV 1    3,608,360   3,608,360          0            (878)          0       (878)         0     3,607,482        0

  546676 AT 4    2,230,466   2,230,509          0             181           0        181          0     2,230,690        0
  52524P AN 2      453,171     346,996          0        (118,800)          0   (118,800)         0       228,196        0
  594918 AG 9    7,452,141   7,453,793          0           4,082           0      4,082          0     7,457,876        0
  60040# AB 8       75,265      75,265          0               0           0          0          0        75,265        0
  59022H EM 0    4,999,997     310,362          0        (310,362)          0   (310,362)         0             0        0
  61746R AG 6      147,161     148,715          0             316           0        316          0       149,032        0
  61745M L3 5    1,238,999   1,251,761          0           3,021           0      3,021          0     1,254,782        0
  61746W HF 0      691,426     661,698          0          (1,874)          0     (1,874)         0       659,825        0
  61746W LT 5    2,972,724   2,935,875          0          (6,995)          0     (6,995)         0     2,928,880        0

  637432 CU 7       23,221      23,097          0             (52)          0        (52)         0        23,045        0
  62875U AD 7    3,863,956   3,863,964          0               8           0          8          0     3,863,973        0
  652482 CC 2    1,989,700           0          0              65           0         65          0     1,989,765        0
  67773# AD 2       90,275      90,275          0               0           0          0          0        90,275        0

  694308 GT 8    2,985,120   2,985,489          0             743           0        743          0     2,986,232        0
  69348H CP 1      934,472     929,628          0               0           0          0          0       929,628        0
  69348H CQ 9    5,025,925   5,000,000          0               0           0          0          0     5,000,000        0

       1           18         19          20         21         22
                                                               NAIC
                                        BOND                  DESIG-
                REALIZED     TOTAL    INTEREST/               NATION
                  GAIN       GAIN       STOCK                   OR
                 (LOSS)     (LOSS)    DIVIDENDS               MARKET
     CUSIP         ON         ON       RECEIVED   MATURITY  INDICATOR
IDENTIFICATION  DISPOSAL   DISPOSAL  DURING YEAR    DATE       (a)
-------------- ---------- ---------- ----------- ---------- ---------

  459284 AA 3      50,085     50,085     181,805 09/15/2015       2FE
  464187 AF 0           0          0       2,380 05/01/2032       1Z*
  46625M GQ 6           0          0      69,967 11/01/2035       1Z*
  46625M KL 2           0          0       2,364 05/01/2034       1Z*
  491674 BF 3           0          0     136,968 11/01/2040       1FE

  49239@ AA 6           0          0       8,066 01/30/2020         3
  49725V AA 0           0          0       8,994 12/30/2013       2FE
  493268 BB 1           0          0      19,872 06/29/2037       1FE
  493268 BG 0           0          0         796 11/30/2032       1FE

  51804X AS 7      92,350     92,350      29,317 01/01/2043       6FE
  86359D UE 5           0          0      17,169 09/01/2030       1FE
  52520V AC 7           0          0       6,871 09/01/2036       1FE
  52108H CC 6           0          0      14,134 12/11/2032       1Z*
  52108H LG 7           0          0       3,251 09/11/2026       1Z*
  50180C AB 6           0          0      51,778 11/11/2038       1Z*
  50188F AC 9           0          0      73,438 11/15/2020       2FE
  539830 AU 3     241,258    241,258     250,403 11/15/2039       1FE
  539830 AV 1           0          0     132,354 06/01/2040       1FE

  546676 AT 4           0          0      74,157 11/15/2040       1FE
  52524P AN 2           0          0      47,953 05/01/2037       1Z*
  594918 AG 9     162,566    162,566     109,793 09/25/2015       1FE
  60040# AB 8           0          0       2,258 06/30/2032       2FE
  59022H EM 0           0          0     335,191 08/01/2039       1FE
  61746R AG 6           0          0       1,857 11/25/2032       2Z*
  61745M L3 5           0          0      43,135 06/01/2041       1Z*
  61746W HF 0           0          0      21,258 07/01/2033       1Z*
  61746W LT 5           0          0     128,290 10/01/2035       1Z*

  637432 CU 7         802        802       1,612 03/01/2012       1FE
  62875U AD 7           0          0     202,698 04/30/2040       2FE
  652482 CC 2           0          0      64,917 02/15/2041       2FE
  67773# AD 2           0          0       5,236 02/15/2026         2

  694308 GT 8     (26,642)  (26,642)      92,750 10/01/2020       1FE
  69348H CP 1           0          0      25,380 10/01/2033       1Z*
  69348H CQ 9           0          0     225,750 10/01/2033       1Z*


                                     QE05.10

 Statement as of September 30, 2011 of the HARTFORD LIFE AND ANNUITY INSURANCE
                                     COMPANY (Unaudited)

       1                     2                  3         4               5              6           7             8




                                                                                     NUMBER OF
     CUSIP                                            DISPOSAL                       SHARES OF
IDENTIFICATION          DESCRIPTION          FOREIGN    DATE      NAME OF PURCHASER    STOCK   CONSIDERATION   PAR VALUE
-------------- ----------------------------- ------- ---------- -------------------- --------- ------------- -------------
               PORTLAND NATURAL GAS
  73664# AA 8  TRANSMISSION                          09/30/2011 SCHEDULED REDEMPTION                  77,727        77,727
  742741 AA 9  PROCTER & GAMBLE - ESOP               07/01/2011 SCHEDULED REDEMPTION                  99,000        99,000
               QUEST DIAGNOSTICS
  74834L AE 0  INCORPORATED                          07/12/2011 MATURED                           11,450,000    11,450,000
  75971F AQ 6  RAMC_07-3                             08/01/2011 SCHEDULED REDEMPTION                       0       358,852
  75971F AR 4  RAMC_07-3                             07/01/2011 SCHEDULED REDEMPTION                       0     1,010,206
  760985 FA 4  RAMP_01-RS3                           09/01/2011 SCHEDULED REDEMPTION                  36,510        36,510
               RELIANCE STEEL AND                               WELLS FARGO
  759509 AB 8  ALUMINUM CO                           07/28/2011 ADVISORS, LLC                      6,510,910     6,480,000
               RIO TINTO FINANCE (USA)                          CREDIT SUISSE
  767201 AJ 5  LIMITED                          F    08/05/2011 SECURITIES LLC                     1,948,893     1,935,000
  86359A PY 3  SASC_03-BC2                           09/26/2011 SCHEDULED REDEMPTION                 175,068       175,068
  805564 GS 4  SAST_00-3                             09/01/2011 SCHEDULED REDEMPTION                  39,640        39,640
  79549A JJ 9  SBM7_01-C2                            09/01/2011 SCHEDULED REDEMPTION               1,853,478     1,853,478
  84860R AA 1  SPMF_06-1A                            09/01/2011 SCHEDULED REDEMPTION                  59,572        59,572
  866348 AA 3  SUMM_02-1                             09/12/2011 SCHEDULED REDEMPTION                 101,213       101,213
  83611M PH 5  SVHE_06-OPT3                          09/26/2011 SCHEDULED REDEMPTION                 112,269       112,269
  83611Y AD 4  SVHE_06-OPT4                          09/26/2011 SCHEDULED REDEMPTION                  81,922        81,922
  88031V AA 7  TENASKA GATEWAY PARTNERS LTD          09/30/2011 SCHEDULED REDEMPTION                  62,616        62,616
               UNION PACIFIC 2007-3 PASS
  90783X AA 9  THROUGH                               07/02/2011 SCHEDULED REDEMPTION                 891,970       891,970
               VERMONT TRANSCO LLC SERIES
  924172 D@ 5  L FMB                                 07/01/2011 SCHEDULED REDEMPTION                  14,421        14,421
                                                                CREDIT SUISSE
  931142 CK 7  WAL-MART STORES INC                   09/29/2011 SECURITIES LLC                     6,534,550     5,000,000
                                                                NOMURA SECURITIES
  25468P CN 4  WALT DISNEY COMPANY (THE)             09/26/2011 INTERNATIONAL INC                  8,854,200     9,000,000
  94352Y AC 6  WAVE_07-1A                            09/23/2011 BARCLAYS CAPITAL INC               7,765,680    13,624,000
  94352Y AD 4  WAVE_07-1A                            09/23/2011 Various                            2,405,484     4,212,478
  94352Y AE 2  WAVE_07-1A                            09/23/2011 Various                            2,871,363     5,029,958
  929766 BJ 1  WBCMT_02-C2                           09/01/2011 SCHEDULED REDEMPTION                 488,597       488,597
  929766 GX 5  WBCMT_03-C5 IS                        07/01/2011 SCHEDULED REDEMPTION                       0       801,670
  929766 R4 7  WBCMT_05-C18                          09/01/2011 SCHEDULED REDEMPTION                       0             0
  94985F AA 6  WFALT_07-PA2                          09/01/2011 SCHEDULED REDEMPTION                 338,174       338,174
  949837 AA 6  WFMBS_07-10                           09/01/2011 SCHEDULED REDEMPTION                 640,095       640,095
                                                                                               ------------- -------------
3899999        TOTAL - BONDS - INDUSTRIAL & MISCELLANEOUS                                        238,996,002   249,383,774
                                                                                               ------------- -------------

BONDS - CREDIT TENANT LOANS
               LEHMAN C.P. INC. WAL-MART
  93114C AA 9  LEASE-BK                              09/10/2011 SCHEDULED REDEMPTION                 219,269       219,269
                                                                                               ------------- -------------
4199999        TOTAL - BONDS - CREDIT TENANT LOANS                                                   219,269       219,269
                                                                                               ------------- -------------

BONDS - HYBRID SECURITIES

                                                  CHANGE IN BOOK/ADJUSTED CARRYING VALUE
       1            9          10      ------------------------------------------------------------       16         17
                                           11           12             13         14          15
                                                                    CURRENT                                       FOREIGN
                            PRIOR YEAR                               YEAR'S                 TOTAL       BOOK/     EXCHANGE
                              BOOK/    UNREALIZED     CURRENT      OTHER THAN   TOTAL      FOREIGN     ADJUSTED     GAIN
                             ADJUSTED   VALUATION      YEAR'S       TEMPORARY CHANGE IN   EXCHANGE     CARRYING    (LOSS)
     CUSIP                   CARRYING   INCREASE/ (AMORTIZATION)/  IMPAIRMENT  B./A.C.V.  CHANGE IN    VALUE AT      ON
IDENTIFICATION ACTUAL COST    VALUE    (DECREASE)    ACCRETION     RECOGNIZED (11+12-13)  B./A.C.V. DISPOSAL DATE DISPOSAL
-------------- ----------- ----------- ---------- ---------------  ---------- ----------  --------- ------------- --------

  73664# AA 8       77,727      77,727          0               0           0          0          0        77,727        0
  742741 AA 9      123,918     120,142          0         (21,142)          0    (21,142)         0        99,000        0

  74834L AE 0   12,128,267  11,599,056          0        (149,056)          0   (149,056)         0    11,450,000        0
  75971F AQ 6       88,203           0          0               0           0          0          0             0        0
  75971F AR 4      205,079           0          0               0           0          0          0             0        0
  760985 FA 4       38,285      37,498          0            (988)          0       (988)         0        36,510        0

  759509 AB 8    5,818,911   5,833,036          0           4,799           0      4,799          0     5,837,835        0

  767201 AJ 5    1,933,433   1,933,482          0             183           0        183          0     1,933,665        0
  86359A PY 3      170,856     172,192          0           2,876           0      2,876          0       175,068        0
  805564 GS 4       42,634           0          0          39,640           0     39,640          0        39,640        0
  79549A JJ 9    2,030,386   1,865,295          0         (11,817)          0    (11,817)         0     1,853,478        0
  84860R AA 1       59,553      59,557          0              15           0         15          0        59,572        0
  866348 AA 3      101,213     101,213          0               0           0          0          0       101,213        0
  83611M PH 5      106,145     110,925          0           1,343           0      1,343          0       112,269        0
  83611Y AD 4       73,284      78,067          0           5,055           0      5,055          0        81,922        0
  88031V AA 7       53,166      53,944          0           8,672           0      8,672          0        62,616        0

  90783X AA 9      891,970     891,970          0               0           0          0          0       891,970        0

  924172 D@ 5       14,421      14,421          0               0           0          0          0        14,421        0

  931142 CK 7    6,236,150   6,230,909          0         (17,665)          0    (17,665)         0     6,213,244        0

  25468P CN 4    8,884,530           0          0           1,033           0      1,033          0     8,885,563        0
  94352Y AC 6   13,624,000      80,507          0         (80,507)          0    (80,507)         0             0        0
  94352Y AD 4    4,212,478      41,968     16,826         (41,234)          0    (24,407)         0        33,217        0
  94352Y AE 2    5,029,958      50,000     67,921         (84,908)          0    (16,986)         0        62,971        0
  929766 BJ 1      488,582     488,596          0               1           0          1          0       488,597        0
  929766 GX 5      801,670      50,076          0         (50,076)          0    (50,076)         0             0        0
  929766 R4 7            0           0          0               0           0          0          0             0        0
  94985F AA 6      305,662     270,704          0          60,531           0     60,531          0       338,174        0
  949837 AA 6      609,086     609,368          0          30,727           0     30,727          0       640,095        0
               ----------- ----------- ---------- ---------------  ---------- ----------  --------- ------------- --------
3899999        254,771,293 165,245,905     84,748        (819,712)          0   (734,964)         0   221,246,331        0
               ----------- ----------- ---------- ---------------  ---------- ----------  --------- ------------- --------

BONDS - CREDIT TENANT LOANS

  93114C AA 9      249,500     234,507          0         (15,238)          0    (15,238)         0       219,269        0
               ----------- ----------- ---------- ---------------  ---------- ----------  --------- ------------- --------
4199999            249,500     234,507          0         (15,238)          0    (15,238)         0       219,269        0
               ----------- ----------- ---------- ---------------  ---------- ----------  --------- ------------- --------

BONDS - HYBRID SECURITIES

       1           18         19          20         21         22
                                                               NAIC
                                        BOND                  DESIG-
                REALIZED     TOTAL    INTEREST/               NATION
                  GAIN       GAIN       STOCK                   OR
                 (LOSS)     (LOSS)    DIVIDENDS               MARKET
     CUSIP         ON         ON       RECEIVED   MATURITY  INDICATOR
IDENTIFICATION  DISPOSAL   DISPOSAL  DURING YEAR    DATE       (a)
-------------- ---------- ---------- ----------- ---------- ---------

  73664# AA 8           0          0       3,439 12/31/2018         2
  742741 AA 9           0          0       9,266 01/01/2021       1FE

  74834L AE 0           0          0     858,750 07/12/2011       2FE
  75971F AQ 6           0          0      15,238 09/01/2037       1Z*
  75971F AR 4           0          0      37,552 09/01/2037       1Z*
  760985 FA 4           0          0       1,496 10/01/2031       5Z*

  759509 AB 8     673,074    673,074     316,881 11/15/2036       2FE

  767201 AJ 5      15,228     15,228      28,017 11/02/2015       1FE
  86359A PY 3           0          0       2,170 02/25/2033       1Z*
  805564 GS 4           0          0       2,601 12/01/2030       1Z*
  79549A JJ 9           0          0      63,570 11/13/2036       1Z*
  84860R AA 1           0          0       2,479 03/01/2024       3FE
  866348 AA 3           0          0         465 08/12/2047       1Z*
  83611M PH 5           0          0         324 06/25/2036       1Z*
  83611Y AD 4           0          0         233 06/25/2036       4Z*
  88031V AA 7           0          0       1,895 12/30/2023       2FE

  90783X AA 9           0          0      55,088 01/02/2031       1FE

  924172 D@ 5           0          0         790 04/01/2018         1

  931142 CK 7     321,306    321,306     369,236 08/15/2037       1FE

  25468P CN 4     (31,363)   (31,363)     25,438 08/16/2021       1FE
  94352Y AC 6   7,765,680  7,765,680     104,597 05/20/2051       1FE
  94352Y AD 4   2,372,266  2,372,266      48,777 05/20/2051       1FE
  94352Y AE 2   2,808,392  2,808,392      90,271 05/20/2051       1FE
  929766 BJ 1           0          0      13,627 11/01/2034       1Z*
  929766 GX 5           0          0      56,165 06/01/2035       1FE
  929766 R4 7           0          0           0 04/01/2042       1Z*
  94985F AA 6           0          0      14,474 06/01/2037       1Z*
  949837 AA 6           0          0      27,837 07/01/2037       1Z*
               ---------- ---------- ----------- ---------- ---------
3899999        17,749,671 17,749,671   8,232,961        XXX       XXX
               ---------- ---------- ----------- ---------- ---------

BONDS - CREDIT TENANT LOANS

  93114C AA 9           0          0      13,728 01/10/2017         1
               ---------- ---------- ----------- ---------- ---------
4199999                 0          0      13,728        XXX       XXX
               ---------- ---------- ----------- ---------- ---------

BONDS - HYBRID SECURITIES


                                     QE05.11

 Statement as of September 30, 2011 of the HARTFORD LIFE AND ANNUITY INSURANCE
                                     COMPANY (Unaudited)

       1                     2                  3         4               5              6           7             8




                                                                                     NUMBER OF
     CUSIP                                            DISPOSAL                       SHARES OF
IDENTIFICATION          DESCRIPTION          FOREIGN    DATE      NAME OF PURCHASER    STOCK   CONSIDERATION   PAR VALUE
-------------- ----------------------------- ------- ---------- -------------------- --------- ------------- -------------
                                                                BANC OF AMERICA
  003723 AA 1  ABN AMRO NA HOLDINGS CAPITAL          09/22/2011 SECURITIES LLC                       633,440       856,000
                                                                CREDIT SUISSE
  05565A AA 1  BNP PARIBAS                      F    07/05/2011 SECURITIES LLC                     3,963,750     4,200,000
                                                                MORGAN STANLEY & CO.
  225313 AA 3  CREDIT AGRICOLE SA/LONDON        F    09/01/2011 LLC                                1,204,500     1,650,000
                                                                                               ------------- -------------
4899999        Total - Bonds - Hybrid Securities                                                   5,801,690     6,706,000
                                                                                               ------------- -------------
8399997        Total - Bonds - Part 4                                                            840,815,976 1,213,915,056
                                                                                               ------------- -------------
8399999        Total - Bonds                                                                     840,815,976 1,213,915,056
                                                                                               ------------- -------------

COMMON STOCKS - INDUSTRIAL AND MISCELLANEOUS
                                                                CREDIT SUISSE
  527288 10 4  LEUCADIA NATIONAL CORP                08/19/2011 SECURITIES LLC         788.000        20,728           XXX
                                                                                               ------------- -------------
9099999        Total - Common Stocks - Industrial & Miscellaneous                                     20,728           XXX
                                                                                               ------------- -------------

COMMON STOCKS - MUTUAL FUNDS
  416649 33 3  HARTFORD ADVISORS FUND-R4             07/05/2011 DIRECT WITH ISSUER   1,950.848        28,019           XXX
  416649 35 8  HARTFORD CAPITAL APPRECIATION-R4      07/05/2011 DIRECT WITH ISSUER     482.217        15,514           XXX
  416649 28 3  HARTFORD DIVIDEND AND GROWTH-R4       07/05/2011 DIRECT WITH ISSUER     803.999        14,427           XXX
  416649 39 0  HARTFORD SMALL COMPANY FUND           07/05/2011 DIRECT WITH ISSUER     659.593        12,660           XXX
  416649 25 9  HARTFORD TOTAL RETURN BOND FUND       07/05/2011 DIRECT WITH ISSUER   1,406.961        15,355           XXX
                                                                                               ------------- -------------
9299999        Total - Common Stocks - Mutual Funds                                                   85,975           XXX
                                                                                               ------------- -------------
9799997        Total - Common Stocks - Part 4                                                        106,703           XXX
                                                                                               ------------- -------------
9799999        Total - Common Stocks                                                                 106,703           XXX
                                                                                               ------------- -------------
9899999        Total - Preferred and Common Stocks                                                   106,703           XXX
                                                                                               ------------- -------------
9999999        Total - Bonds, Preferred and Common Stocks                                        840,922,679           XXX
                                                                                               ============= =============

                                                  CHANGE IN BOOK/ADJUSTED CARRYING VALUE
       1            9          10      ------------------------------------------------------------       16         17
                                           11           12             13         14          15
                                                                    CURRENT                                       FOREIGN
                            PRIOR YEAR                               YEAR'S                 TOTAL       BOOK/     EXCHANGE
                              BOOK/    UNREALIZED     CURRENT      OTHER THAN   TOTAL      FOREIGN     ADJUSTED     GAIN
                             ADJUSTED   VALUATION      YEAR'S       TEMPORARY CHANGE IN   EXCHANGE     CARRYING    (LOSS)
     CUSIP                   CARRYING   INCREASE/ (AMORTIZATION)/  IMPAIRMENT  B./A.C.V.  CHANGE IN    VALUE AT      ON
IDENTIFICATION ACTUAL COST    VALUE    (DECREASE)    ACCRETION     RECOGNIZED (11+12-13)  B./A.C.V. DISPOSAL DATE DISPOSAL
-------------- ----------- ----------- ---------- ---------------  ---------- ----------  --------- ------------- --------

  003723 AA 1      933,922     877,942          0          (8,512)          0     (8,512)         0       869,430        0

  05565A AA 1    4,200,000   4,200,000          0               0           0          0          0     4,200,000        0

  225313 AA 3    1,650,000   1,650,000          0               0           0          0          0     1,650,000        0
               ----------- ----------- ---------- ---------------  ---------- ----------  --------- ------------- --------
4899999          6,783,922   6,727,942          0          (8,512)          0     (8,512)         0     6,719,430        0
               ----------- ----------- ---------- ---------------  ---------- ----------  --------- ------------- --------
8399997        838,840,703 235,735,218     84,748        (889,801)          0   (805,053)         0   805,495,788        0
               ----------- ----------- ---------- ---------------  ---------- ----------  --------- ------------- --------
8399999        838,840,703 235,735,218     84,748        (889,801)          0   (805,053)         0   805,495,788        0
               ----------- ----------- ---------- ---------------  ---------- ----------  --------- ------------- --------

COMMON STOCKS - INDUSTRIAL AND MISCELLANEOUS

  527288 10 4       22,844           0          0               0           0          0          0        22,844        0
               ----------- ----------- ---------- ---------------  ---------- ----------  --------- ------------- --------
9099999             22,844           0          0               0           0          0          0        22,844        0
               ----------- ----------- ---------- ---------------  ---------- ----------  --------- ------------- --------

COMMON STOCKS - MUTUAL FUNDS
  416649 33 3       28,647           0          0               0           0          0          0        28,647        0
  416649 35 8       17,183           0          0               0           0          0          0        17,183        0
  416649 28 3       14,934           0          0               0           0          0          0        14,934        0
  416649 39 0       12,848           0          0               0           0          0          0        12,848        0
  416649 25 9       15,142           0          0               0           0          0          0        15,142        0
               ----------- ----------- ---------- ---------------  ---------- ----------  --------- ------------- --------
9299999             88,754           0          0               0           0          0          0        88,754        0
               ----------- ----------- ---------- ---------------  ---------- ----------  --------- ------------- --------
9799997            111,598           0          0               0           0          0          0       111,598        0
               ----------- ----------- ---------- ---------------  ---------- ----------  --------- ------------- --------
9799999            111,598           0          0               0           0          0          0       111,598        0
               ----------- ----------- ---------- ---------------  ---------- ----------  --------- ------------- --------
9899999            111,598           0          0               0           0          0          0       111,598        0
               ----------- ----------- ---------- ---------------  ---------- ----------  --------- ------------- --------
9999999        838,952,301 235,735,218     84,748        (889,801)          0   (805,053)         0   805,607,386        0
               =========== =========== ========== ===============  ========== ==========  ========= ============= ========

       1           18         19          20         21         22
                                                               NAIC
                                        BOND                  DESIG-
                REALIZED     TOTAL    INTEREST/               NATION
                  GAIN       GAIN       STOCK                   OR
                 (LOSS)     (LOSS)    DIVIDENDS               MARKET
     CUSIP         ON         ON       RECEIVED   MATURITY  INDICATOR
IDENTIFICATION  DISPOSAL   DISPOSAL  DURING YEAR    DATE       (a)
-------------- ---------- ---------- ----------- ---------- ---------

  003723 AA 1    (235,990)  (235,990)     49,478 12/31/2049       4FE

  05565A AA 1    (236,250)  (236,250)    114,351 06/29/2049       1FE

  225313 AA 3    (445,500)  (445,500)     84,262 12/01/2049       1FE
               ---------- ---------- ----------- ---------- ---------
4899999          (917,740)  (917,740)    248,091        XXX       XXX
               ---------- ---------- ----------- ---------- ---------
8399997        35,320,188 35,320,188  12,815,053        XXX       XXX
               ---------- ---------- ----------- ---------- ---------
8399999        35,320,188 35,320,188  12,815,053        XXX       XXX
               ---------- ---------- ----------- ---------- ---------

COMMON STOCKS - INDUSTRIAL AND MISCELLANEOUS

  527288 10 4      (2,116)    (2,116)          0        XXX         L
               ---------- ---------- ----------- ---------- ---------
9099999            (2,116)    (2,116)          0        XXX       XXX
               ---------- ---------- ----------- ---------- ---------

COMMON STOCKS - MUTUAL FUNDS
  416649 33 3        (628)      (628)          0        XXX         L
  416649 35 8      (1,669)    (1,669)          0        XXX         L
  416649 28 3        (507)      (507)          0        XXX         L
  416649 39 0        (188)      (188)          0        XXX         L
  416649 25 9         213        213           0        XXX         L
               ---------- ---------- ----------- ---------- ---------
9299999            (2,779)    (2,779)          0        XXX       XXX
               ---------- ---------- ----------- ---------- ---------
9799997            (4,895)    (4,895)          0        XXX       XXX
               ---------- ---------- ----------- ---------- ---------
9799999            (4,895)    (4,895)          0        XXX       XXX
               ---------- ---------- ----------- ---------- ---------
9899999            (4,895)    (4,895)          0        XXX       XXX
               ---------- ---------- ----------- ---------- ---------
9999999        35,315,293 35,315,293  12,815,053        XXX       XXX
               ========== ========== =========== ========== =========

(a) For all common stock bearing the NAIC market indicator "U" provide: the number of such issues: 0.


                                     QE05.12

 Statement as of September 30, 2011 of the HARTFORD LIFE AND ANNUITY INSURANCE
                                     COMPANY (Unaudited)

                        SCHEDULE DB - PART A - SECTION 1

    SHOWING ALL OPTIONS, CAPS, FLOORS, COLLARS, SWAPS AND FORWARDS OPEN AS OF
                             CURRENT STATEMENT DATE

                1                        2            3         4              5               6          7          8
                                  DESCRIPTION OF
                                   ITEMS HEDGED
                                    OR USED FOR   SCHEDULE                                             DATE OF
                                      INCOME      /EXHIBIT   TYPE(S)      EXCHANGE OR        TRADE   MATURITY OR NUMBER OF
           DESCRIPTION              GENERATION   IDENTIFIER  OF RISK     COUNTERPARTY        DATE    EXPIRATION  CONTRACTS
--------------------------------- -------------- ---------- -------- -------------------- ---------- ----------- ---------
PURCHASED OPTIONS - HEDGING OTHER - CALL OPTIONS AND WARRANTS
SPX CALL SPREAD 01/17/12          LIABILITY      N/A        EQ/IDX   JP MORGAN CHASE BANK 08/11/2011  01/17/2012       695
SPX CALL SPREAD 03/15/12          LIABILITY      N/A        EQ/IDX   JP MORGAN CHASE BANK 08/11/2011  03/15/2012       702
SPX CALL SPREAD 04/16/12          LIABILITY      N/A        EQ/IDX   BARCLAYS BANK PLC    04/15/2011  04/16/2012     1,061
SPX CALL SPREAD 04/16/12          LIABILITY      N/A        EQ/IDX   JP MORGAN CHASE BANK 08/12/2011  04/16/2012       606
SPX CALL SPREAD 05/15/12          LIABILITY      N/A        EQ/IDX   UNION BANK OF SWITZE 05/16/2011  05/15/2012       526
SPX CALL SPREAD 05/15/12          LIABILITY      N/A        EQ/IDX   JP MORGAN CHASE BANK 08/11/2011  05/15/2012       602
SPX CALL SPREAD 06/15/12          LIABILITY      N/A        EQ/IDX   BNP PARIBAS          06/15/2011  06/15/2012       632
SPX CALL SPREAD 06/15/12          LIABILITY      N/A        EQ/IDX   JP MORGAN CHASE BANK 08/11/2011  06/15/2012       474
SPX CALL SPREAD 07/16/12          LIABILITY      N/A        EQ/IDX   SOCIETE GENERALE     07/15/2011  07/16/2012       684
SPX CALL SPREAD 08/15/12          LIABILITY      N/A        EQ/IDX   BARCLAYS BANK PLC    08/15/2011  08/15/2012       623
SPX CALL SPREAD 09/17/12          LIABILITY      N/A        EQ/IDX   UNION BANK OF SWITZE 09/15/2011  09/17/2012       620
SPX CALL SPREAD 11/15/11          LIABILITY      N/A        EQ/IDX   JP MORGAN CHASE BANK 08/11/2011  11/15/2011       835
SPX CALL SPREAD 12/15/11          LIABILITY      N/A        EQ/IDX   JP MORGAN CHASE BANK 08/11/2011  12/15/2011       810
USD PUT/JPY CALL @ 70 EO          VAGLB Hedge    N/A        CURRENCY CITIBANK, N.A        08/18/2011  08/20/2012         0
USD PUT/JPY CALL @ 72 EO          VAGLB Hedge    N/A        CURRENCY GOLDMAN SACHS BANK U 08/19/2011  08/21/2012         0
USD PUT/JPY CALL @ 75 EO          VAGLB Hedge    N/A        CURRENCY GOLDMAN SACHS BANK U 09/14/2011  04/09/2012         0
USD PUT/JPY CALL @ 75 EO          VAGLB Hedge    N/A        CURRENCY CITIBANK, N.A        09/20/2011  06/15/2012         0
USD PUT/JPY CALL @ 75 EO          VAGLB Hedge    N/A        CURRENCY DEUTSCHE BANK, AG    09/21/2011  05/14/2012         0
USD PUT/JPY CALL @ 76 EO          VAGLB Hedge    N/A        CURRENCY CITIBANK, N.A        09/09/2011  04/05/2012         0
USD PUT/JPY CALL @ 76 EO          VAGLB Hedge    N/A        CURRENCY JP MORGAN CHASE BANK 09/27/2011  07/11/2012         0
USD PUT/JPY CALL @ 84 EO          VAGLB Hedge    N/A        CURRENCY BANK OF AMERICA, N.A 04/08/2011  04/10/2012         0
USD PUT/JPY CALL @ 85 EO          VAGLB Hedge    N/A        CURRENCY CITIBANK, N.A        07/07/2010  01/05/2012         0

0089999  Total-Purchased
 Options-Hedging Other-Call
 Options and Warrants

PURCHASED OPTIONS - HEDGING OTHER - PUT OPTIONS
EAFE IDX PUT @ 1441.10 11/16/12   VAGLB Hedge    N/A        EQ/IDX   MORGAN STANLEY & CO. 11/16/2010  11/16/2012   100,000
EAFE IDX PUT @ 1463.21 11/18/15   VAGLB Hedge    N/A        EQ/IDX   JP MORGAN CHASE BANK 11/18/2010  11/18/2015    65,000
NDX IDX PUT @ 1926.19 11/16/15    VAGLB Hedge    N/A        EQ/IDX   SOCIETE GENERALE     11/15/2010  11/16/2015    45,000
NIKKEI 225 PUT SPREAD 01/13/12    VAGLB Hedge    N/A        CURRENCY DEUTSCHE BANK, AG    06/15/2011  01/13/2012 1,000,000
S&P IDX PUT @ 1063.08 11/17/20    VAGLB Hedge    N/A        EQ/IDX   DEUTSCHE BANK, AG    11/17/2010  11/17/2020    50,000
S&P IDX PUT @ 1064.12 11/23/20    VAGLB Hedge    N/A        EQ/IDX   DEUTSCHE BANK, AG    11/23/2010  11/23/2020   110,000
S&P IDX PUT @ 1075.88 11/24/17    VAGLB Hedge    N/A        EQ/IDX   CREDIT SUISSE FIRST  11/24/2010  11/24/2017   162,000
S&P IDX PUT @ 1098.54 12/01/17    VAGLB Hedge    N/A        EQ/IDX   SOCIETE GENERALE     12/02/2010  12/01/2017    81,927
S&P IDX PUT @ 1140 03/08/13       VAGLB Hedge    N/A        EQ/IDX   CITIBANK, N.A        03/10/2010  03/08/2013   350,000
S&P IDX PUT @ 1146 03/10/15       VAGLB Hedge    N/A        EQ/IDX   CITIBANK, N.A        03/10/2010  03/10/2015   175,000
S&P IDX PUT @ 1165 03/17/17       VAGLB Hedge    N/A        EQ/IDX   GOLDMAN SACHS & CO I 03/17/2010  03/17/2017   110,000
S&P IDX PUT @ 1177.05 11/16/20    VAGLB Hedge    N/A        EQ/IDX   DEUTSCHE BANK, AG    11/16/2010  11/16/2020    50,975
S&P IDX PUT @ 1198.07 11/22/17    VAGLB Hedge    N/A        EQ/IDX   CITIBANK, N.A        11/22/2010  11/22/2017    50,000
S&P IDX PUT @ 1198.78 11/20/17    VAGLB Hedge    N/A        EQ/IDX   CITIBANK, N.A        11/19/2010  11/20/2017   100,000

                1                       9                 10               11           12          13         14       15
                                                        STRIKE         PRIOR YEAR  CURRENT YEAR
                                                     PRICE, RATE      INITIAL COST INITIAL COST               BOOK/
                                                      OF INDEXED       OF PREMIUM   OF PREMIUM    CURRENT    ADJUSTED
                                     NOTIONAL          RECEIVED        (RECEIVED)   (RECEIVED)     YEAR      CARRYING
           DESCRIPTION                AMOUNT            (PAID)            PAID         PAID       INCOME      VALUE    CODE
--------------------------------- ------------- --------------------- ------------ ------------ ---------- ----------- ----
PURCHASED OPTIONS - HEDGING OTHER - CALL OPTIONS AND WARRANTS
SPX CALL SPREAD 01/17/12                786,303 1,450.42                         0       16,464          0      10,735
SPX CALL SPREAD 03/15/12                794,370 1,435.69                         0       23,436          0      18,164
SPX CALL SPREAD 04/16/12              1,200,437 112.00                           0       70,000          0      23,237
SPX CALL SPREAD 04/16/12                685,878 1,478.04                         0       16,756          0      13,277
SPX CALL SPREAD 05/15/12                595,127 1,489.01                         0       34,406          0      11,932
SPX CALL SPREAD 05/15/12                680,821 1,489.01                         0       16,885          0      13,650
SPX CALL SPREAD 06/15/12                715,057 1,417.27                         0       39,440          0      23,335
SPX CALL SPREAD 06/15/12                536,463 1,417.27                         0       20,569          0      17,501
SPX CALL SPREAD 07/16/12                773,891 1,474.08                         0       45,720          0      20,222
SPX CALL SPREAD 08/15/12                704,501 1,349.03                         0       39,600          0      31,571
SPX CALL SPREAD 09/17/12                701,809 1,354.20                         0       40,200          0      31,320
SPX CALL SPREAD 11/15/11                944,623 1,341.48                         0       36,878          0      20,657
SPX CALL SPREAD 12/15/11                915,964 1,383.46                         0       29,136          0      18,068
USD PUT/JPY CALL @ 70 EO            500,000,000 70.00                            0   12,475,000          0  10,298,000
USD PUT/JPY CALL @ 72 EO            500,000,000 72.00                            0   16,945,000          0  13,169,500
USD PUT/JPY CALL @ 75 EO          1,000,000,000 75.00                            0   28,899,000          0  24,805,000
USD PUT/JPY CALL @ 75 EO            500,000,000 75.00                            0   17,750,000          0  15,913,000
USD PUT/JPY CALL @ 75 EO            500,000,000 75.00                            0   16,500,000          0  14,295,000
USD PUT/JPY CALL @ 76 EO          1,000,000,000 76.00                            0   28,000,000          0  29,201,000
USD PUT/JPY CALL @ 76 EO            500,000,000 76.00                            0   21,437,500          0  19,790,000
USD PUT/JPY CALL @ 84 EO            250,000,000 84.00                            0   12,800,000          0  25,020,000
USD PUT/JPY CALL @ 85 EO            155,000,000 85.00                    9,765,000            0          0  16,411,090
                                                                      ------------ ------------ ---------- ----------- ----
0089999  Total-Purchased
 Options-Hedging Other-Call
 Options and Warrants                                                    9,765,000  155,235,989          0 169,156,259  XXX
                                                                      ------------ ------------ ---------- ----------- ----

PURCHASED OPTIONS - HEDGING OTHER - PUT OPTIONS
EAFE IDX PUT @ 1441.10 11/16/12     137,332,500 1,441.10                19,887,227            0          0  26,274,901
EAFE IDX PUT @ 1463.21 11/18/15      89,266,125 1,463.21                20,818,279            0          0  26,178,232
NDX IDX PUT @ 1926.19 11/16/15       96,263,100 1,926.19                16,637,457            0          0  17,260,848
NIKKEI 225 PUT SPREAD 01/13/12      107,903,882 9,500.00                         0    5,269,751          0   9,457,790
S&P IDX PUT @ 1063.08 11/17/20       56,571,000 1,063.08                12,402,600            0          0  14,661,992
S&P IDX PUT @ 1064.12 11/23/20      124,456,200 1,064.12                27,897,540            0          0  32,319,369
S&P IDX PUT @ 1075.88 11/24/17      183,290,040 1,075.88                36,538,170            0          0  43,774,453
S&P IDX PUT @ 1098.54 12/01/17       92,693,756 1,098.54                18,800,000            0          0  23,032,702
S&P IDX PUT @ 1140 03/08/13         395,997,000 1,140.00                56,741,545            0          0  62,452,792
S&P IDX PUT @ 1146 03/10/15         197,998,500 1,146.00                34,909,000            0          0  44,114,298
S&P IDX PUT @ 1165 03/17/17         124,456,200 1,165.00                24,568,500            0          0  33,387,697
S&P IDX PUT @ 1177.05 11/16/20       57,674,135 1,177.05                15,030,030            0          0  17,660,782
S&P IDX PUT @ 1198.07 11/22/17       56,571,000 1,198.07                14,047,350            0          0  16,539,015
S&P IDX PUT @ 1198.78 11/20/17      113,142,000 1,198.78                27,691,820            0          0  33,108,775

                1                      16            17           18           19            20
                                                                TOTAL                    ADJUSTMENT
                                                 UNREALIZED    FOREIGN      CURRENT     TO CARRYING
                                                 VALUATION    EXCHANGE       YEAR'S       VALUE OF
                                       FAIR       INCREASE    CHANGE IN  (AMORTIZATION)    HEDGED
           DESCRIPTION                VALUE      (DECREASE)    B./A.C.V.   ACCRETION       ITEMS
--------------------------------- ------------- -----------  ----------- -------------- -----------
PURCHASED OPTIONS - HEDGING OTHER - CALL OPTIONS AND WARRANTS
SPX CALL SPREAD 01/17/12                 10,735      (5,729)           0              0           0
SPX CALL SPREAD 03/15/12                 18,164      (5,272)           0              0           0
SPX CALL SPREAD 04/16/12                 23,237     (46,763)           0              0           0
SPX CALL SPREAD 04/16/12                 13,277      (3,479)           0              0           0
SPX CALL SPREAD 05/15/12                 11,932     (22,474)           0              0           0
SPX CALL SPREAD 05/15/12                 13,650      (3,235)           0              0           0
SPX CALL SPREAD 06/15/12                 23,335     (16,105)           0              0           0
SPX CALL SPREAD 06/15/12                 17,501      (3,067)           0              0           0
SPX CALL SPREAD 07/16/12                 20,222     (25,498)           0              0           0
SPX CALL SPREAD 08/15/12                 31,571      (8,029)           0              0           0
SPX CALL SPREAD 09/17/12                 31,320      (8,880)           0              0           0
SPX CALL SPREAD 11/15/11                 20,657     (16,220)           0              0           0
SPX CALL SPREAD 12/15/11                 18,068     (11,069)           0              0           0
USD PUT/JPY CALL @ 70 EO             10,298,000           0   (2,177,000)             0           0
USD PUT/JPY CALL @ 72 EO             13,169,500           0   (3,775,500)             0           0
USD PUT/JPY CALL @ 75 EO             24,805,000           0   (4,094,000)             0           0
USD PUT/JPY CALL @ 75 EO             15,913,000           0   (1,837,000)             0           0
USD PUT/JPY CALL @ 75 EO             14,295,000           0   (2,205,000)             0           0
USD PUT/JPY CALL @ 76 EO             29,201,000           0    1,201,000              0           0
USD PUT/JPY CALL @ 76 EO             19,790,000           0   (1,647,500)             0           0
USD PUT/JPY CALL @ 84 EO             25,020,000           0   12,220,000              0           0
USD PUT/JPY CALL @ 85 EO             16,411,090           0    3,247,870              0           0
                                  ------------- -----------  ----------- -------------- -----------
0089999  Total-Purchased
 Options-Hedging Other-Call
 Options and Warrants               169,156,259    (175,819)     932,870              0           0
                                  ------------- -----------  ----------- -------------- -----------

PURCHASED OPTIONS - HEDGING OTHER - PUT OPTIONS
EAFE IDX PUT @ 1441.10 11/16/12      26,274,901   9,319,935            0              0           0
EAFE IDX PUT @ 1463.21 11/18/15      26,178,232   7,894,312            0              0           0
NDX IDX PUT @ 1926.19 11/16/15       17,260,848   3,033,614            0              0           0
NIKKEI 225 PUT SPREAD 01/13/12        9,457,790           0    4,188,040              0           0
S&P IDX PUT @ 1063.08 11/17/20       14,661,992   3,864,493            0              0           0
S&P IDX PUT @ 1064.12 11/23/20       32,319,369   8,517,987            0              0           0
S&P IDX PUT @ 1075.88 11/24/17       43,774,453  11,787,885            0              0           0
S&P IDX PUT @ 1098.54 12/01/17       23,032,702   6,199,861            0              0           0
S&P IDX PUT @ 1140 03/08/13          62,452,792  18,195,006            0              0           0
S&P IDX PUT @ 1146 03/10/15          44,114,298  12,030,891            0              0           0
S&P IDX PUT @ 1165 03/17/17          33,387,697   9,026,217            0              0           0
S&P IDX PUT @ 1177.05 11/16/20       17,660,782   4,697,433            0              0           0
S&P IDX PUT @ 1198.07 11/22/17       16,539,015   4,458,202            0              0           0
S&P IDX PUT @ 1198.78 11/20/17       33,108,775   8,925,726            0              0           0

                1                      21         22           23
                                                              HEDGE
                                                CREDIT    EFFECTIVENESS
                                              QUALITY OF   AT INCEPTION
                                   POTENTIAL   REFERENCE      AND AT
           DESCRIPTION              EXPOSURE    ENTITY   QUARTER-END (a)
--------------------------------- ----------- ---------- ---------------
PURCHASED OPTIONS - HEDGING OTHER - CALL OPTIONS AND WARRANTS
SPX CALL SPREAD 01/17/12                    0                          7
SPX CALL SPREAD 03/15/12                    0                          7
SPX CALL SPREAD 04/16/12                    0                          7
SPX CALL SPREAD 04/16/12                    0                          7
SPX CALL SPREAD 05/15/12                    0                          7
SPX CALL SPREAD 05/15/12                    0                          7
SPX CALL SPREAD 06/15/12                    0                          7
SPX CALL SPREAD 06/15/12                    0                          7
SPX CALL SPREAD 07/16/12                    0                          7
SPX CALL SPREAD 08/15/12                    0                          7
SPX CALL SPREAD 09/17/12                    0                          7
SPX CALL SPREAD 11/15/11                    0                          7
SPX CALL SPREAD 12/15/11                    0                          7
USD PUT/JPY CALL @ 70 EO                    0                          3
USD PUT/JPY CALL @ 72 EO                    0                          3
USD PUT/JPY CALL @ 75 EO                    0                          3
USD PUT/JPY CALL @ 75 EO                    0                          3
USD PUT/JPY CALL @ 75 EO                    0                          3
USD PUT/JPY CALL @ 76 EO                    0                          3
USD PUT/JPY CALL @ 76 EO                    0                          3
USD PUT/JPY CALL @ 84 EO                    0                          3
USD PUT/JPY CALL @ 85 EO                    0                          3
                                  ----------- ---------- ---------------
0089999  Total-Purchased
 Options-Hedging Other-Call
 Options and Warrants                       0        XXX             XXX
                                  ----------- ---------- ---------------

PURCHASED OPTIONS - HEDGING OTHER - PUT OPTIONS
EAFE IDX PUT @ 1441.10 11/16/12             0                          4
EAFE IDX PUT @ 1463.21 11/18/15             0                          4
NDX IDX PUT @ 1926.19 11/16/15              0                          4
NIKKEI 225 PUT SPREAD 01/13/12              0                          3
S&P IDX PUT @ 1063.08 11/17/20              0                          4
S&P IDX PUT @ 1064.12 11/23/20              0                          4
S&P IDX PUT @ 1075.88 11/24/17              0                          4
S&P IDX PUT @ 1098.54 12/01/17              0                          4
S&P IDX PUT @ 1140 03/08/13                 0                          4
S&P IDX PUT @ 1146 03/10/15                 0                          4
S&P IDX PUT @ 1165 03/17/17                 0                          4
S&P IDX PUT @ 1177.05 11/16/20              0                          4
S&P IDX PUT @ 1198.07 11/22/17              0                          4
S&P IDX PUT @ 1198.78 11/20/17              0                          4


                                      QE06

 Statement as of September 30, 2011 of the HARTFORD LIFE AND ANNUITY INSURANCE
                                     COMPANY (Unaudited)

                1                        2            3         4              5               6          7          8
                                  DESCRIPTION OF
                                   ITEMS HEDGED
                                    OR USED FOR   SCHEDULE                                             DATE OF
                                      INCOME      /EXHIBIT   TYPE(S)      EXCHANGE OR        TRADE   MATURITY OR NUMBER OF
           DESCRIPTION              GENERATION   IDENTIFIER  OF RISK     COUNTERPARTY        DATE    EXPIRATION  CONTRACTS
--------------------------------- -------------- ---------- -------- -------------------- ---------- ----------- ---------
S&P IDX PUT @ 1205.30 12/01/15    VAGLB HEDGE    N/A        EQ/IDX   DEUTSCHE BANK, AG    12/01/2010  12/01/2015    55,000
S&P IDX PUT @ 1206.55 11/13/20    VAGLB HEDGE    N/A        EQ/IDX   BARCLAYS BANK PLC    11/15/2010  11/13/2020   100,000
S&P IDX PUT @ 1320 02/05/21       VAGLB HEDGE    N/A        EQ/IDX   CREDIT SUISSE FIRST  02/07/2011  02/05/2021    90,000
S&P IDX PUT @1065 10/26/12        VAGLB HEDGE    N/A        EQ/IDX   SOCIETE GENERALE     10/26/2010  10/26/2012   150,000
S&P IDX PUT @1124.8 10/24/14      VAGLB HEDGE    N/A        EQ/IDX   BARCLAYS BANK PLC    10/26/2010  10/24/2014   100,000
S&P IDX PUT @1181 10/22/15        VAGLB HEDGE    N/A        EQ/IDX   BNP PARIBAS          10/22/2010  10/22/2015   200,000
S&P IDX PUT @669 12/30/13         VAGLB HEDGE    N/A        EQ/IDX   GOLDMAN SACHS & CO I 12/21/2006  12/30/2013    58,000
SPX PUT SPREAD 01/18/13           VAGLB HEDGE    N/A        EQ/IDX   DEUTSCHE BANK, AG    05/05/2011  01/18/2013   500,000
SPX PUT SPREAD 01/18/13           VAGLB HEDGE    N/A        EQ/IDX   SOCIETE GENERALE     05/05/2011  01/18/2013   250,000
SPX PUT SPREAD 01/18/13           VAGLB HEDGE    N/A        EQ/IDX   SOCIETE GENERALE     05/06/2011  01/18/2013   500,000
SPX PUT SPREAD 01/18/13           VAGLB HEDGE    N/A        EQ/IDX   UNION BANK OF SWITZE 05/06/2011  01/18/2013   250,000
SPX PUT SPREAD 01/18/13           VAGLB HEDGE    N/A        EQ/IDX   JP MORGAN CHASE BANK 05/11/2011  01/18/2013   750,000
SPX PUT SPREAD 01/18/13           VAGLB HEDGE    N/A        EQ/IDX   SOCIETE GENERALE     05/12/2011  01/18/2013   250,000
SPX PUT SPREAD 01/20/12           VAGLB HEDGE    N/A        EQ/IDX   JP MORGAN CHASE BANK 04/15/2010  01/20/2012 1,000,000
SPX PUT SPREAD 01/20/12           VAGLB HEDGE    N/A        EQ/IDX   SOCIETE GENERALE     04/19/2010  01/20/2012   500,000
SPX PUT SPREAD 01/20/12           VAGLB HEDGE    N/A        EQ/IDX   SOCIETE GENERALE     04/21/2010  01/20/2012 1,825,000

0099999 Total-Purchased
 Options-Hedging Other-Put Options

PURCHASED OPTIONS - HEDGING OTHER - CAPS
1M LIBOR CAP AT 4.50% 07/15/13    BOND PORTFOLIO D PART 1   INTEREST UNION BANK OF SWITZE 11/30/2007  07/15/2013         0
1M LIBOR CAP AT 4.50% 07/15/13    BOND PORTFOLIO D PART 1   INTEREST UNION BANK OF SWITZE 07/05/2006  07/15/2013         0
0109999  Total-Purchased
 Options-Hedging Other-Caps
0149999  Total-Purchased
 Options-Hedging Other
0369999  Total-Purchased
 Options-Call Options and Warrants
0379999  Total-Purchased
 Options-Put Options
0389999  Total-Purchased
 Options-Caps
0429999  Total-Purchased Options


WRITTEN OPTIONS - HEDGING OTHER - CALL OPTIONS AND WARRANTS
EUR CALL/JPY PUT @ 125 EO         VAGLB HEDGE    N/A        CURRENCY MORGAN STANLEY CAPIT 08/18/2011  08/20/2012         0
EUR CALL/JPY PUT @ 125 EO         VAGLB HEDGE    N/A        CURRENCY MORGAN STANLEY CAPIT 08/19/2011  08/21/2012         0
JPY PUT/EUR CALL @ 125 EO         VAGLB HEDGE    N/A        CURRENCY MORGAN STANLEY CAPIT 04/19/2011  04/19/2012         0
USD PUT/JPY CALL @ 60 EO          VAGLB HEDGE    N/A        CURRENCY CITIBANK, N.A        08/18/2011  08/20/2012         0
USD PUT/JPY CALL @ 62 EO          VAGLB HEDGE    N/A        CURRENCY GOLDMAN SACHS BANK U 08/19/2011  08/21/2012         0
USD PUT/JPY CALL @ 75 EO          VAGLB HEDGE    N/A        CURRENCY CITIBANK, N.A        07/07/2010  01/05/2012         0

0509999  Total-Written
 Options-Hedging Other-Call Options and Warrants

0569999  Total-Written
 Options-Hedging Other

0789999  Total-Written
 Options-Call Options and Warrants

0849999  Total-Written Options

                1                       9                 10               11           12          13           14       15
                                                        STRIKE         PRIOR YEAR  CURRENT YEAR
                                                     PRICE, RATE      INITIAL COST INITIAL COST                 BOOK/
                                                      OF INDEXED       OF PREMIUM   OF PREMIUM    CURRENT      ADJUSTED
                                     NOTIONAL          RECEIVED        (RECEIVED)   (RECEIVED)     YEAR        CARRYING
           DESCRIPTION                AMOUNT            (PAID)            PAID         PAID       INCOME        VALUE    CODE
--------------------------------- ------------- --------------------- ------------ ------------ ---------- ------------- ----
S&P IDX PUT @ 1205.30 12/01/15       62,228,100 1,205.30                14,106,829            0          0    16,601,066
S&P IDX PUT @ 1206.55 11/13/20      113,142,000 1,206.55                29,862,110            0          0    36,087,331
S&P IDX PUT @ 1320 02/05/21         101,827,800 1,320.00                         0   22,531,050          0    37,794,128
S&P IDX PUT @1065 10/26/12          169,713,000 1,065.38                17,987,233            0          0    18,748,389
S&P IDX PUT @1124.8 10/24/14        113,142,000 1,124.80                21,359,360            0          0    23,026,061
S&P IDX PUT @1181 10/22/15          226,284,000 1,181.02                54,870,000            0          0    57,283,381
S&P IDX PUT @669 12/30/13            65,622,360   669.00                 6,170,040            0          0     3,213,813
SPX PUT SPREAD 01/18/13             565,710,000 1,250.00                         0   36,426,500          0    66,034,502
SPX PUT SPREAD 01/18/13             282,855,000 1,250.00                         0   18,493,750          0    33,017,251
SPX PUT SPREAD 01/18/13             565,710,000 1,250.00                         0   35,333,000          0    66,034,502
SPX PUT SPREAD 01/18/13             282,855,000 1,250.00                         0   18,316,250          0    33,017,251
SPX PUT SPREAD 01/18/13             848,565,000 1,250.00                         0   53,145,000          0    99,051,753
SPX PUT SPREAD 01/18/13             282,855,000 1,250.00                         0   18,267,500          0    33,017,251
SPX PUT SPREAD 01/20/12           1,131,420,000 1,000.00                48,232,500            0          0    38,622,688
SPX PUT SPREAD 01/20/12             565,710,000 1,000.00                26,980,000            0          0    19,311,344
SPX PUT SPREAD 01/20/12           2,064,841,500 1,000.00                92,272,000            0          0    70,486,406
                                                                      ------------ ------------ ---------- ------------- ----
0099999  Total-Purchased
 Options-Hedging Other-Put Options                                     637,809,591  207,782,801          0 1,051,570,762  XXX
                                                                      ------------ ------------ ---------- ------------- ----

PURCHASED OPTIONS - HEDGING OTHER - CAPS
1M LIBOR CAP AT 4.50% 07/15/13       27,077,000 4.50                       757,425            0          0         7,540
1M LIBOR CAP AT 4.50% 07/15/13       27,000,000 4.50                     2,189,700            0          0         7,519
0109999  Total-Purchased
 Options-Hedging Other-Caps                                              2,947,125            0          0        15,059  XXX
0149999  Total-Purchased
 Options-Hedging Other                                                 650,521,715  363,018,790          0 1,220,742,081  XXX
0369999  Total-Purchased
 Options-Call Options and Warrants                                       9,765,000  155,235,989          0   169,156,259  XXX
0379999  Total-Purchased
 Options-Put Options                                                   637,809,591  207,782,801          0 1,051,570,762  XXX
0389999  Total-Purchased
 Options-Caps                                                            2,947,125            0          0        15,059  XXX
0429999  Total-Purchased Options                                       650,521,715  363,018,790          0 1,220,742,081  XXX


WRITTEN OPTIONS - HEDGING OTHER
 - CALL OPTIONS AND WARRANTS
EUR CALL/JPY PUT @ 125 EO           501,077,503 125.00                           0   (7,491,109)         0    (4,165,308)
EUR CALL/JPY PUT @ 125 EO           504,647,501 125.00                           0   (7,661,558)         0    (4,204,754)
JPY PUT/EUR CALL @ 125 EO           143,135,001 125.00                           0   (4,130,876)         0      (228,492)
USD PUT/JPY CALL @ 60 EO            500,000,000 60.00                            0   (3,687,500)         0    (3,307,000)
USD PUT/JPY CALL @ 62 EO            500,000,000 62.00                            0   (5,095,000)         0    (3,922,500)
USD PUT/JPY CALL @ 75 EO            175,000,000 75.00                   (4,777,500)           0          0    (2,418,675)
                                                                      ------------ ------------ ---------- ------------- ----
0509999  Total-Written
 Options-Hedging Other-Call
 Options and Warrants                                                   (4,777,500) (28,066,043)         0   (18,246,728) XXX
                                                                      ------------ ------------ ---------- ------------- ----
0569999  Total-Written
 Options-Hedging Other                                                  (4,777,500) (28,066,043)         0   (18,246,728) XXX
                                                                      ------------ ------------ ---------- ------------- ----
0789999  Total-Written
 Options-Call Options and Warrants                                      (4,777,500) (28,066,043)         0   (18,246,728) XXX
                                                                      ------------ ------------ ---------- ------------- ----
0849999  Total-Written Options                                          (4,777,500) (28,066,043)         0   (18,246,728) XXX
                                                                      ------------ ------------ ---------- ------------- ----

                1                      16            17           18           19            20
                                                                TOTAL                    ADJUSTMENT
                                                 UNREALIZED    FOREIGN      CURRENT     TO CARRYING
                                                 VALUATION    EXCHANGE       YEAR'S       VALUE OF
                                       FAIR       INCREASE    CHANGE IN  (AMORTIZATION)    HEDGED
           DESCRIPTION                VALUE      (DECREASE)    B./A.C.V.   ACCRETION       ITEMS
--------------------------------- ------------- -----------  ----------- -------------- -----------
S&P IDX PUT @ 1205.30 12/01/15       16,601,066   4,543,664            0              0           0
S&P IDX PUT @ 1206.55 11/13/20       36,087,331   9,624,195            0              0           0
S&P IDX PUT @ 1320 02/05/21          37,794,128  15,263,078            0              0           0
S&P IDX PUT @1065 10/26/12           18,748,389   5,440,370            0              0           0
S&P IDX PUT @1124.8 10/24/14         23,026,061   6,277,920            0              0           0
S&P IDX PUT @1181 10/22/15           57,283,381  15,734,727            0              0           0
S&P IDX PUT @669 12/30/13             3,213,813   1,356,128            0              0           0
SPX PUT SPREAD 01/18/13              66,034,502  29,608,002            0              0           0
SPX PUT SPREAD 01/18/13              33,017,251  14,523,501            0              0           0
SPX PUT SPREAD 01/18/13              66,034,502  30,701,502            0              0           0
SPX PUT SPREAD 01/18/13              33,017,251  14,701,001            0              0           0
SPX PUT SPREAD 01/18/13              99,051,753  45,906,753            0              0           0
SPX PUT SPREAD 01/18/13              33,017,251  14,749,751            0              0           0
SPX PUT SPREAD 01/20/12              38,622,688   5,130,030            0              0           0
SPX PUT SPREAD 01/20/12              19,311,344   2,565,015            0              0           0
SPX PUT SPREAD 01/20/12              70,486,406   9,362,305            0              0           0
                                  ------------- -----------  ----------- -------------- -----------
0099999  Total-Purchased
 Options-Hedging Other-Put
 Options                          1,051,570,762 333,439,504    4,188,040              0           0
                                  ------------- -----------  ----------- -------------- -----------

PURCHASED OPTIONS - HEDGING
 OTHER - CAPS
1M LIBOR CAP AT 4.50% 07/15/13            7,540     (34,929)           0              0           0
1M LIBOR CAP AT 4.50% 07/15/13            7,519     (34,830)           0              0           0
0109999  Total-Purchased
 Options-Hedging Other-Caps              15,059     (69,759)           0              0           0
0149999  Total-Purchased
 Options-Hedging Other            1,220,742,081 333,193,926    5,120,910              0           0
0369999  Total-Purchased
 Options-Call Options and
 Warrants                           169,156,259    (175,819)     932,870              0           0
0379999  Total-Purchased
 Options-Put Options              1,051,570,762 333,439,504    4,188,040              0           0
0389999  Total-Purchased
 Options-Caps                            15,059     (69,759)           0              0           0
0429999  Total-Purchased Options  1,220,742,081 333,193,926    5,120,910              0           0


WRITTEN OPTIONS - HEDGING OTHER
 - CALL OPTIONS AND WARRANTS
EUR CALL/JPY PUT @ 125 EO            (4,165,308)          0    3,325,801              0           0
EUR CALL/JPY PUT @ 125 EO            (4,204,754)          0    3,456,805              0           0
JPY PUT/EUR CALL @ 125 EO              (228,492)          0    3,902,385              0           0
USD PUT/JPY CALL @ 60 EO             (3,307,000)          0      380,500              0           0
USD PUT/JPY CALL @ 62 EO             (3,922,500)          0    1,172,500              0           0
USD PUT/JPY CALL @ 75 EO             (2,418,675)          0    2,343,250              0           0
                                  ------------- -----------  ----------- -------------- -----------
0509999  Total-Written
 Options-Hedging Other-Call
 Options and Warrants               (18,246,728)          0   14,581,240              0           0
                                  ------------- -----------  ----------- -------------- -----------
0569999  Total-Written
 Options-Hedging Other              (18,246,728)          0   14,581,240              0           0
                                  ------------- -----------  ----------- -------------- -----------
0789999  Total-Written
 Options-Call Options and
 Warrants                           (18,246,728)          0   14,581,240              0           0
                                  ------------- -----------  ----------- -------------- -----------
0849999  Total-Written Options      (18,246,728)          0   14,581,240              0           0
                                  ------------- -----------  ----------- -------------- -----------

                1                      21         22           23
                                                              HEDGE
                                                CREDIT    EFFECTIVENESS
                                              QUALITY OF   AT INCEPTION
                                   POTENTIAL   REFERENCE      AND AT
           DESCRIPTION              EXPOSURE    ENTITY   QUARTER-END (a)
--------------------------------- ----------- ---------- ---------------
S&P IDX PUT @ 1205.30 12/01/15              0                          4
S&P IDX PUT @ 1206.55 11/13/20              0                          4
S&P IDX PUT @ 1320 02/05/21                 0                          4
S&P IDX PUT @1065 10/26/12                  0                          4
S&P IDX PUT @1124.8 10/24/14                0                          4
S&P IDX PUT @1181 10/22/15                  0                          4
S&P IDX PUT @669 12/30/13                   0                          4
SPX PUT SPREAD 01/18/13                     0                          3
SPX PUT SPREAD 01/18/13                     0                          3
SPX PUT SPREAD 01/18/13                     0                          3
SPX PUT SPREAD 01/18/13                     0                          3
SPX PUT SPREAD 01/18/13                     0                          3
SPX PUT SPREAD 01/18/13                     0                          3
SPX PUT SPREAD 01/20/12                     0                          3
SPX PUT SPREAD 01/20/12                     0                          3
SPX PUT SPREAD 01/20/12                     0                          3
                                  ----------- ---------- ---------------
0099999. TOTAL-PURCHASED
 OPTIONS-HEDGING OTHER-PUT OPTIONS          0        XXX             XXX
                                  ----------- ---------- ---------------

PURCHASED OPTIONS - HEDGING
 OTHER - CAPS
1M LIBOR CAP AT 4.50% 07/15/13              0                          2
1M LIBOR CAP AT 4.50% 07/15/13              0                          2
0109999  Total-Purchased
 Options-Hedging Other-Caps                 0        XXX             XXX
0149999  Total-Purchased
 Options-Hedging Other                      0        XXX             XXX
0369999  Total-Purchased
 Options-Call Options and
 Warrants                                   0        XXX             XXX
0379999  Total-Purchased
 Options-Put Options                        0        XXX             XXX
0389999  Total-Purchased
 Options-Caps                               0        XXX             XXX
0429999  Total-Purchased Options            0        XXX             XXX


WRITTEN OPTIONS - HEDGING OTHER
 - CALL OPTIONS AND WARRANTS
EUR CALL/JPY PUT @ 125 EO                   0          3
EUR CALL/JPY PUT @ 125 EO                   0          3
JPY PUT/EUR CALL @ 125 EO                   0          3
USD PUT/JPY CALL @ 60 EO                    0          3
USD PUT/JPY CALL @ 62 EO                    0          3
USD PUT/JPY CALL @ 75 EO                    0          3
                                  ----------- ---------- ---------------
0509999  Total-Written
 Options-Hedging Other-Call
 Options and Warrants                       0        XXX             XXX
                                  ----------- ---------- ---------------
0569999  Total-Written
 Options-Hedging Other                      0        XXX             XXX
                                  ----------- ---------- ---------------
0789999  Total-Written
 Options-Call Options and
 Warrants                                   0        XXX             XXX
                                  ----------- ---------- ---------------
0849999  Total-Written Options              0        XXX             XXX
                                  ----------- ---------- ---------------


                                     QE06.1

 Statement as of September 30, 2011 of the HARTFORD LIFE AND ANNUITY INSURANCE
                                     COMPANY (Unaudited)

                1                        2            3         4              5               6          7          8
                                  DESCRIPTION OF
                                   ITEMS HEDGED
                                    OR USED FOR   SCHEDULE                                             DATE OF
                                      INCOME      /EXHIBIT   TYPE(S)      EXCHANGE OR        TRADE   MATURITY OR NUMBER OF
           DESCRIPTION              GENERATION   IDENTIFIER  OF RISK     COUNTERPARTY        DATE    EXPIRATION  CONTRACTS
--------------------------------- -------------- ---------- -------- -------------------- ---------- ----------- ---------
SWAPS - HEDGING EFFECTIVE - INTEREST RATE
SWP: 0.82%(3ML) 08/17/12          Bond Portfolio D PART 1   INTEREST GOLDMAN SACHS BANK U 07/28/2010  08/17/2012         0
SWP: 2.53%(3ML) 02/09/14          Bond Portfolio D PART 1   INTEREST BARCLAYS BANK PLC    02/05/2009  02/09/2014         0
SWP: 3ML(1.75%) 05/15/18          984121BW2      D PART 1   INTEREST CITIBANK, N.A        08/10/2011  05/15/2018         0
SWP: FWD 4.63%(3ML) 11/15/41      Bond Purchase  N/A        INTEREST GOLDMAN SACHS CAPITA 09/16/2008  11/15/2041         0
SWP: FWD 4.64%(3ML) 02/15/42      Bond Purchase  N/A        INTEREST GOLDMAN SACHS CAPITA 09/16/2008  02/15/2042         0
SWP: FWD 4.65%(3ML) 05/15/42      Bond Purchase  N/A        INTEREST GOLDMAN SACHS CAPITA 09/16/2008  05/15/2042         0
SWP: FWD 4.66%(3ML) 08/15/42      Bond Purchase  N/A        INTEREST GOLDMAN SACHS CAPITA 09/16/2008  08/15/2042         0
SWP: FWD 4.66%(3ML) 11/15/42      Bond Purchase  N/A        INTEREST GOLDMAN SACHS CAPITA 09/16/2008  11/15/2042         0
SWP: FWD 4.67%(3ML) 02/15/43      Bond Purchase  N/A        INTEREST GOLDMAN SACHS CAPITA 09/16/2008  02/15/2043         0

0859999 Total-Swaps-Hedging
 Effective-Interest Rate

SWAPS - HEDGING EFFECTIVE - FOREIGN EXCHANGE
CSWP: ZERO JPY(USD) 10/30/15      Liability      N/A        CURRENCY UNION BANK OF SWITZE 01/30/2009  10/30/2015         0
CSWP: ZERO JPY(USD) 10/31/11      Liability      N/A        CURRENCY BARCLAYS BANK PLC    01/29/2009  10/31/2011         0
CSWP: ZERO JPY(USD) 10/31/12      Liability      N/A        CURRENCY CREDIT SUISSE FB INT 01/30/2009  10/31/2012         0
CSWP: ZERO JPY(USD) 10/31/13      Liability      N/A        CURRENCY CREDIT SUISSE FB INT 01/30/2009  10/31/2013         0
CSWP: ZERO JPY(USD) 10/31/14      Liability      N/A        CURRENCY CREDIT SUISSE FB INT 01/30/2009  10/31/2014         0
CSWP: ZERO JPY(USD) 10/31/16      Liability      N/A        CURRENCY DEUTSCHE BANK, AG    01/29/2009  10/31/2016         0
CSWP: ZERO JPY(USD) 10/31/17      Liability      N/A        CURRENCY DEUTSCHE BANK, AG    01/29/2009  10/31/2017         0
CSWP: ZERO JPY(USD) 10/31/18      Liability      N/A        CURRENCY DEUTSCHE BANK, AG    01/29/2009  10/31/2018         0
CSWP: ZERO JPY(USD) 10/31/19      Liability      N/A        CURRENCY UNION BANK OF SWITZE 01/28/2009  10/31/2019         0
CSWP:USD 5.67%(EUR 5.38%)
 04/29/24                         W9801LCS7      D PART 1   CURRENCY DEUTSCHE BANK, AG    02/21/2006  04/29/2024         0
CSWP:USD 7.13%(GBP 5.88%)
 05/19/23                         T9277NAP0      D PART 1   CURRENCY UNION BANK OF SWITZE 07/12/2007  05/19/2023         0

0879999. Total-Swaps-Hedging
 Effective-Foreign Exchange

0909999. Total-Swaps-Hedging
 Effective

SWAPS - HEDGING OTHER - INTEREST RATE
SWP: 2.56%(3ML) 01/20/22          VAGLB Hedge    N/A        INTEREST DEUTSCHE BANK, AG    01/15/2009  01/20/2022         0
SWP: 3.76%(3ML) 06/08/21          OFFSET         OFFSET     INTEREST UNION BANK OF SWITZE 04/30/2010  06/08/2021         0
SWP: 3ML(2.20%) 03/19/14          VAGLB Hedge    N/A        INTEREST CITIBANK, N.A        03/17/2010  03/19/2014         0
SWP: 3ML(3.26%) 03/15/17          VAGLB Hedge    N/A        INTEREST CREDIT SUISSE FB INT 03/11/2010  03/15/2017         0
SWP: 3ML(3.75%) 03/26/20          VAGLB Hedge    N/A        INTEREST CREDIT SUISSE FB INT 03/24/2010  03/26/2020         0
SWP: 3ML(5.63%) 06/16/21          OFFSET         OFFSET     INTEREST MERRILL LYNCH CAP SV 06/14/2006  06/16/2021         0
SWP: 3ML(5.66%) 06/08/21          OFFSET         OFFSET     INTEREST MERRILL LYNCH INTL   06/06/2006  06/08/2021         0
SWP: 4.30%(3ML) 06/16/21          OFFSET         OFFSET     INTEREST HSBC BANK USA        09/17/2008  06/16/2021         0
SWP: ZERO 2.39%(3ML) 01/16/19     VAGLB Hedge    N/A        INTEREST CREDIT SUISSE FB INT 09/08/2009  01/16/2019         0
SWP: ZERO 2.50%(3ML) 12/22/23     VAGLB Hedge    N/A        INTEREST CREDIT SUISSE FB INT 12/18/2008  12/22/2023         0
SWP: ZERO 3.66%(3ML) 11/16/25     VAGLB Hedge    N/A        INTEREST CREDIT SUISSE FB INT 11/12/2010  11/16/2025         0
SWP: ZERO 4.37%(3ML) 10/27/34     VAGLB Hedge    N/A        INTEREST CREDIT SUISSE FB INT 10/23/2009  10/27/2034         0

                1                       9                 10               11           12          13          14        15
                                                        STRIKE         PRIOR YEAR  CURRENT YEAR
                                                     PRICE, RATE      INITIAL COST INITIAL COST                BOOK/
                                                      OF INDEXED       OF PREMIUM   OF PREMIUM    CURRENT     ADJUSTED
                                     NOTIONAL          RECEIVED        (RECEIVED)   (RECEIVED)     YEAR       CARRYING
           DESCRIPTION                AMOUNT            (PAID)            PAID         PAID       INCOME       VALUE     CODE
--------------------------------- ------------- --------------------- ------------ ------------ ---------- ------------- ----
SWAPS - HEDGING EFFECTIVE - INTEREST RATE
SWP: 0.82%(3ML) 08/17/12            210,000,000 0.82%(3ML)                       0            0    838,333             0
SWP: 2.53%(3ML) 02/09/14            100,000,000 2.53%(3ML)                       0            0  1,679,009             0
SWP: 3ML(1.75%) 05/15/18              8,740,000 3ML(1.75%)                       0            0    (17,646)            0
SWP: FWD 4.63%(3ML) 11/15/41         10,000,000 4.63%(3ML)                       0            0          0             0
SWP: FWD 4.64%(3ML) 02/15/42         10,000,000 4.64%(3ML)                       0            0          0             0
SWP: FWD 4.65%(3ML) 05/15/42         10,000,000 4.65%(3ML)                       0            0          0             0
SWP: FWD 4.66%(3ML) 08/15/42         10,000,000 4.66%(3ML)                       0            0          0             0
SWP: FWD 4.66%(3ML) 11/15/42         10,000,000 4.66%(3ML)                       0            0          0             0
SWP: FWD 4.67%(3ML) 02/15/43         10,000,000 4.67%(3ML)                       0            0          0             0
                                                                      ------------ ------------ ---------- ------------- ----
0859999 Total-Swaps-Hedging
 Effective-Interest Rate                                                         0            0  2,499,696             0  XXX
                                                                      ------------ ------------ ---------- ------------- ----
SWAPS - HEDGING EFFECTIVE - FOREIGN EXCHANGE
CSWP: ZERO JPY(USD) 10/30/15        222,022,086 JPY 0.00%(USD 0.00%)             0            0          0             0
CSWP: ZERO JPY(USD) 10/31/11        221,762,815 JPY 0.00%(USD 0.00%)             0            0          0             0
CSWP: ZERO JPY(USD) 10/31/12        222,022,086 JPY 0.00%(USD 0.00%)             0            0          0             0
CSWP: ZERO JPY(USD) 10/31/13        222,022,086 JPY 0.00%(USD 0.00%)             0            0          0             0
CSWP: ZERO JPY(USD) 10/31/14        222,022,086 JPY 0.00%(USD 0.00%)             0            0          0             0
CSWP: ZERO JPY(USD) 10/31/16        221,762,815 JPY 0.00%(USD 0.00%)             0            0          0             0
CSWP: ZERO JPY(USD) 10/31/17        221,762,815 JPY 0.00%(USD 0.00%)             0            0          0             0
CSWP: ZERO JPY(USD) 10/31/18        221,762,815 JPY 0.00%(USD 0.00%)             0            0          0             0
CSWP: ZERO JPY(USD) 10/31/19        222,269,574 JPY 0.00%(USD 0.00%)             0            0          0             0
CSWP:USD 5.67%(EUR 5.38%)
 04/29/24                            20,082,143 USD 5.67%(EUR 5.38%)             0            0    (69,985)   (2,495,309)
CSWP:USD 7.13%(GBP 5.88%)
 05/19/23                            36,669,305 USD 7.13%(GBP 5.88%)             0            0    529,296     8,669,228
                                                                      ------------ ------------ ---------- ------------- ----
0879999. Total-Swaps-Hedging
 Effective-Foreign Exchange                                                      0            0    459,311     6,173,918  XXX
                                                                      ------------ ------------ ---------- ------------- ----
0909999. Total-Swaps-Hedging
 Effective                                                                       0            0  2,959,006     6,173,918  XXX
                                                                      ------------ ------------ ---------- ------------- ----
SWAPS - HEDGING OTHER - INTEREST RATE
SWP: 2.56%(3ML) 01/20/22            400,000,000 2.56%(3ML)                       0            0  6,835,010    15,967,768
SWP: 3.76%(3ML) 06/08/21             66,000,000 3.76%(3ML)                       0            0  1,715,668     9,952,869
SWP: 3ML(2.20%) 03/19/14             50,000,000 3ML(2.20%)                       0            0   (715,626)   (1,919,757)
SWP: 3ML(3.26%) 03/15/17            300,000,000 3ML(3.26%)                       0            0 (6,672,995)  (30,006,315)
SWP: 3ML(3.75%) 03/26/20            100,000,000 3ML(3.75%)                       0            0 (2,591,897)  (14,522,648)
SWP: 3ML(5.63%) 06/16/21             46,500,000 3ML(5.63%)                       0            0 (1,861,980)  (14,819,169)
SWP: 3ML(5.66%) 06/08/21             66,000,000 3ML(5.66%)                       0            0 (2,656,168)  (21,182,471)
SWP: 4.30%(3ML) 06/16/21             46,500,000 4.30%(3ML)                       0            0  1,398,143     9,269,815
SWP: ZERO 2.39%(3ML) 01/16/19       600,000,000 2.39%(3ML)             (71,257,453)           0 10,019,217    28,598,166
SWP: ZERO 2.50%(3ML) 12/22/23       135,000,000 2.50%(3ML)                       0            0  2,375,962     2,048,107
SWP: ZERO 3.66%(3ML) 11/16/25       100,000,000 3.66%(3ML)                       0            0  2,549,004    17,618,063
SWP: ZERO 4.37%(3ML) 10/27/34        30,000,000 4.37%(3ML)                       0            0    976,731    14,483,186

                1                      16            17           18           19            20
                                                                TOTAL                    ADJUSTMENT
                                                 UNREALIZED    FOREIGN      CURRENT     TO CARRYING
                                                 VALUATION    EXCHANGE       YEAR'S       VALUE OF
                                       FAIR       INCREASE    CHANGE IN  (AMORTIZATION)    HEDGED
           DESCRIPTION                VALUE      (DECREASE)    B./A.C.V.   ACCRETION       ITEMS
--------------------------------- ------------- -----------  ----------- -------------- -----------
SWAPS - HEDGING EFFECTIVE - INTEREST RATE
SWP: 0.82%(3ML) 08/17/12                551,221           0            0              0           0
SWP: 2.53%(3ML) 02/09/14              4,462,217           0            0              0           0
SWP: 3ML(1.75%) 05/15/18                (66,877)          0            0              0           0
SWP: FWD 4.63%(3ML) 11/15/41          4,018,324           0            0              0           0
SWP: FWD 4.64%(3ML) 02/15/42          3,954,478           0            0              0           0
SWP: FWD 4.65%(3ML) 05/15/42          3,893,053           0            0              0           0
SWP: FWD 4.66%(3ML) 08/15/42          3,830,883           0            0              0           0
SWP: FWD 4.66%(3ML) 11/15/42          3,749,429           0            0              0           0
SWP: FWD 4.67%(3ML) 02/15/43          3,686,841           0            0              0           0
                                  ------------- -----------  ----------- -------------- -----------
0859999 Total-Swaps-Hedging
 Effective-Interest Rate             28,079,569           0            0              0           0
                                  ------------- -----------  ----------- -------------- -----------
SWAPS - HEDGING EFFECTIVE - FOREIGN EXCHANGE
CSWP: ZERO JPY(USD) 10/30/15         16,910,756           0            0              0           0
CSWP: ZERO JPY(USD) 10/31/11         27,459,991           0            0              0           0
CSWP: ZERO JPY(USD) 10/31/12         22,422,632           0            0              0           0
CSWP: ZERO JPY(USD) 10/31/13         18,258,315           0            0              0           0
CSWP: ZERO JPY(USD) 10/31/14         16,290,982           0            0              0           0
CSWP: ZERO JPY(USD) 10/31/16         20,347,530           0            0              0           0
CSWP: ZERO JPY(USD) 10/31/17         21,287,574           0            0              0           0
CSWP: ZERO JPY(USD) 10/31/18         21,768,828           0            0              0           0
CSWP: ZERO JPY(USD) 10/31/19         26,138,232           0            0              0           0
CSWP:USD 5.67%(EUR 5.38%)
 04/29/24                               787,976           0        7,207              0           0
CSWP:USD 7.13%(GBP 5.88%)
 05/19/23                            13,205,029           0      175,130              0           0
                                  ------------- -----------  ----------- -------------- -----------
0879999. Total-Swaps-Hedging
 Effective-Foreign Exchange         204,877,847           0      182,337              0           0
                                  ------------- -----------  ----------- -------------- -----------
0909999. Total-Swaps-Hedging
 Effective                          232,957,416           0      182,337              0           0
                                  ------------- -----------  ----------- -------------- -----------
SWAPS - HEDGING OTHER - INTEREST RATE
SWP: 2.56%(3ML) 01/20/22             15,967,768  51,791,940            0              0           0
SWP: 3.76%(3ML) 06/08/21              9,952,869   8,043,454            0              0           0
SWP: 3ML(2.20%) 03/19/14             (1,919,757)   (626,999)           0              0           0
SWP: 3ML(3.26%) 03/15/17            (30,006,315)(18,291,363)           0              0           0
SWP: 3ML(3.75%) 03/26/20            (14,522,648)(10,491,334)           0              0           0
SWP: 3ML(5.63%) 06/16/21            (14,819,169) (5,605,795)           0              0           0
SWP: 3ML(5.66%) 06/08/21            (21,182,471) (7,932,412)           0              0           0
SWP: 4.30%(3ML) 06/16/21              9,269,815   5,658,852            0              0           0
SWP: ZERO 2.39%(3ML) 01/16/19        28,598,166  65,661,426            0              0           0
SWP: ZERO 2.50%(3ML) 12/22/23         2,048,107  25,261,763            0              0           0
SWP: ZERO 3.66%(3ML) 11/16/25        17,618,063  23,439,637            0              0           0
SWP: ZERO 4.37%(3ML) 10/27/34        14,483,186  13,935,970            0              0           0

                1                      21         22           23
                                                              HEDGE
                                                CREDIT    EFFECTIVENESS
                                              QUALITY OF   AT INCEPTION
                                   POTENTIAL   REFERENCE      AND AT
           DESCRIPTION              EXPOSURE    ENTITY   QUARTER-END (a)
--------------------------------- ----------- ---------- ---------------

SWAPS - HEDGING EFFECTIVE - INTEREST RATE
SWP: 0.82%(3ML) 08/17/12              986,213                    100/100
SWP: 2.53%(3ML) 02/09/14              768,828                     96/100
SWP: 3ML(1.75%) 05/15/18              112,500                      98/96
SWP: FWD 4.63%(3ML) 11/15/41          274,536                    100/100
SWP: FWD 4.64%(3ML) 02/15/42          275,681                    100/100
SWP: FWD 4.65%(3ML) 05/15/42          276,784                    100/100
SWP: FWD 4.66%(3ML) 08/15/42          277,920                    100/100
SWP: FWD 4.66%(3ML) 11/15/42          279,052                    100/100
SWP: FWD 4.67%(3ML) 02/15/43          280,179                    100/100
                                  ----------- ---------- ---------------
0859999 Total-Swaps-Hedging
 Effective-Interest Rate            3,531,693        XXX             XXX
                                  ----------- ---------- ---------------
SWAPS - HEDGING EFFECTIVE - FOREIG
CSWP: ZERO JPY(USD) 10/30/15        2,243,668                    100/100
CSWP: ZERO JPY(USD) 10/31/11          323,142                    100/100
CSWP: ZERO JPY(USD) 10/31/12        1,157,751                    100/100
CSWP: ZERO JPY(USD) 10/31/13        1,603,974                    100/100
CSWP: ZERO JPY(USD) 10/31/14        1,950,661                    100/100
CSWP: ZERO JPY(USD) 10/31/16        2,501,700                    100/100
CSWP: ZERO JPY(USD) 10/31/17        2,736,415                    100/100
CSWP: ZERO JPY(USD) 10/31/18        2,952,531                    100/100
CSWP: ZERO JPY(USD) 10/31/19        3,161,079                    100/100
CSWP:USD 5.67%(EUR 5.38%)
 04/29/24                             356,268                    100/100
CSWP:USD 7.13%(GBP 5.88%)
 05/19/23                             625,561                    100/100
                                  ----------- ---------- ---------------
0879999. Total-Swaps-Hedging
 Effective-Foreign Exchange        19,612,748        XXX             XXX
                                  ----------- ---------- ---------------
0909999. Total-Swaps-Hedging
 Effective                         23,144,440        XXX             XXX
                                  ----------- ---------- ---------------
SWAPS - HEDGING OTHER - INTEREST RATE
SWP: 2.56%(3ML) 01/20/22            6,423,416                          4
SWP: 3.76%(3ML) 06/08/21            1,027,561                          1
SWP: 3ML(2.20%) 03/19/14              392,786                          4
SWP: 3ML(3.26%) 03/15/17            3,505,084                          4
SWP: 3ML(3.75%) 03/26/20            1,457,151                          4
SWP: 3ML(5.63%) 06/16/21              724,782                          1
SWP: 3ML(5.66%) 06/08/21            1,027,561                          1
SWP: 4.30%(3ML) 06/16/21              724,782                          1
SWP: ZERO 2.39%(3ML) 01/16/19       8,106,314                          4
SWP: ZERO 2.50%(3ML) 12/22/23       2,361,113                          4
SWP: ZERO 3.66%(3ML) 11/16/25       1,880,141                          4
SWP: ZERO 4.37%(3ML) 10/27/34         720,787                          4


                                     QE06.2

 Statement as of September 30, 2011 of the HARTFORD LIFE AND ANNUITY INSURANCE
                                     COMPANY (Unaudited)

                1                        2            3         4              5               6          7          8
                                  DESCRIPTION OF
                                   ITEMS HEDGED
                                    OR USED FOR   SCHEDULE                                             DATE OF
                                      INCOME      /EXHIBIT   TYPE(S)      EXCHANGE OR        TRADE   MATURITY OR NUMBER OF
           DESCRIPTION              GENERATION   IDENTIFIER  OF RISK     COUNTERPARTY        DATE    EXPIRATION  CONTRACTS
--------------------------------- -------------- ---------- -------- -------------------- ---------- ----------- ---------
0919999. Total-Swaps-Hedging
 Other-Interest Rate

SWAPS - HEDGING OTHER - CREDIT DEFAULT
CDS: AT&T MOBILITY LLC PAY 0.35%  17248RAF3      D PART 1   CREDIT   CREDIT SUISSE FB INT 09/17/2008  12/20/2011         0
CDS: CIGNA CORP PAY 1.00%         Bond Portfolio D PART 1   CREDIT   GOLDMAN SACHS BANK U 09/20/2011  12/20/2016         0
CDS: CIGNA CORP PAY 1.00%         Bond Portfolio D PART 1   CREDIT   GOLDMAN SACHS BANK U 09/20/2011  12/20/2016         0
CDS: CMBX.NA.AAA.4 PAY 0.35%      OFFSET         OFFSET     CREDIT   GOLDMAN SACHS CAPITA 09/15/2008  02/17/2051         0
CDS: CMBX.NA.AAA.4 PAY 0.35%      OFFSET         OFFSET     CREDIT   GOLDMAN SACHS CAPITA 09/15/2008  02/17/2051         0
CDS: CMBX.NA.AAA.4 REC 0.35%      OFFSET         OFFSET     CREDIT   CITIBANK, N.A        09/19/2008  02/17/2051         0
CDS: CMBX.NA.AAA.4 REC 0.35%      OFFSET         OFFSET     CREDIT   CITIBANK, N.A        09/19/2008  02/17/2051         0
CDS: CMBX.NA.AAA.5 PAY 0.35%      OFFSET         OFFSET     CREDIT   GOLDMAN SACHS CAPITA 09/15/2008  02/15/2051         0
CDS: CMBX.NA.AAA.5 PAY 0.35%      OFFSET         OFFSET     CREDIT   GOLDMAN SACHS CAPITA 09/15/2008  02/15/2051         0
CDS: CMBX.NA.AAA.5 REC 0.35%      OFFSET         OFFSET     CREDIT   MORGAN STANLEY CAP   09/19/2008  02/15/2051         0
CDS: CMBX.NA.AAA.5 REC 0.35%      OFFSET         OFFSET     CREDIT   MORGAN STANLEY CAP   09/19/2008  02/15/2051         0
CDS: CREDIT AGRICOLE SA PAY 1.00% 225313AA3      D PART 1   CREDIT   CREDIT SUISSE FB INT 08/08/2011  09/20/2016         0
CDS: DARDEN RESTAURANTS PAY 1.00% 237194AB1      D PART 1   CREDIT   BARCLAYS BANK PLC    05/09/2007  03/20/2016         0
CDS: DJ CDX.NA.IG.17 REC 1.00%    Bond Portfolio D PART 1   CREDIT   BARCLAYS BANK PLC    09/20/2011  12/20/2016         0
CDS: DJ CDX.NA.IG.17 REC 1.00%    Bond Portfolio D PART 1   CREDIT   BARCLAYS BANK PLC    09/20/2011  12/20/2016         0
CDS: DJ CDX.NA.IG.17 REC 1.00%    Bond Portfolio D PART 1   CREDIT   CITIBANK, N.A        09/20/2011  12/20/2016         0
CDS: DJ CDX.NA.IG.17 REC 1.00%    Bond Portfolio D PART 1   CREDIT   CITIBANK, N.A        09/20/2011  12/20/2016         0
CDS: FINMECCANICA PAY 1.00%       583491AB1      D PART 1   CREDIT   CREDIT SUISSE FB INT 08/09/2011  09/20/2016         0
CDS: FINMECCANICA SPA PAY 1.00%   583491AB1      D PART 1   CREDIT   BARCLAYS BANK PLC    08/08/2011  09/20/2016         0
CDS: FINMECCANICA SPA PAY 1.00%   583491AB1      D PART 1   CREDIT   CREDIT SUISSE FB INT 08/11/2011  09/20/2016         0
CDS: FINMECCANICA SPA PAY 1.00%   583491AB1      D PART 1   CREDIT   CREDIT SUISSE FB INT 08/17/2011  09/20/2016         0
CDS: FRENCH REPUBLIC PAY 0.25%    83367TAA7      D PART 1   CREDIT   GOLDMAN SACHS BANK U 08/09/2011  09/20/2016         0
CDS: FRENCH REPUBLIC PAY 0.97%    OFFSET         OFFSET     CREDIT   BARCLAYS BANK PLC    03/05/2009  03/20/2014         0
CDS: FRENCH REPUBLIC REC 0.25%    OFFSET         OFFSET     CREDIT   GOLDMAN SACHS BANK U 10/16/2009  03/20/2014         0
CDS: GLENCORE INTL AG PAY 3.65%   378272AA6      D PART 1   CREDIT   GOLDMAN SACHS CAPITA 09/17/2008  06/20/2014         0
CDS: ITRX EUROPE PAY 1.00%        OFFSET         OFFSET     CREDIT   DEUTSCHE BANK, AG    05/05/2010  06/20/2015         0
CDS: ITRX EUROPE PAY 1.00%        OFFSET         OFFSET     CREDIT   DEUTSCHE BANK, AG    05/05/2010  06/20/2015         0
CDS: ITRX EUROPE PAY 1.00%        OFFSET         OFFSET     CREDIT   BANK OF AMERICA, NA  05/05/2010  06/20/2015         0
CDS: ITRX EUROPE PAY 1.00%        OFFSET         OFFSET     CREDIT   BANK OF AMERICA, NA  05/05/2010  06/20/2015         0
CDS: ITRX EUROPE PAY 1.00%        OFFSET         OFFSET     CREDIT   JP MORGAN CHASE BANK 05/07/2010  06/20/2015         0
CDS: ITRX EUROPE PAY 1.00%        OFFSET         OFFSET     CREDIT   JP MORGAN CHASE BANK 05/07/2010  06/20/2015         0
CDS: ITRX EUROPE PAY 1.85%        OFFSET         OFFSET     CREDIT   BARCLAYS BANK PLC    06/17/2009  06/20/2014         0
CDS: ITRX EUROPE REC 1.00%        OFFSET         OFFSET     CREDIT   CREDIT SUISSE FB INT 11/04/2010  06/20/2015         0
CDS: ITRX EUROPE REC 1.85%        OFFSET         OFFSET     CREDIT   CREDIT SUISSE FB INT 07/21/2009  06/20/2014         0
CDS: J.C.PENNEY REC 1.00%         OFFSET         OFFSET     CREDIT   DEUTSCHE BANK, AG    06/05/2009  12/20/2013         0
CDS: JC PENNEY CO INC PAY 4.80%   OFFSET         OFFSET     CREDIT   BANK OF AMERICA, NA  12/18/2008  12/20/2013         0

                1                       9                 10               11           12          13          14        15
                                                        STRIKE         PRIOR YEAR  CURRENT YEAR
                                                     PRICE, RATE      INITIAL COST INITIAL COST                BOOK/
                                                      OF INDEXED       OF PREMIUM   OF PREMIUM    CURRENT     ADJUSTED
                                     NOTIONAL          RECEIVED        (RECEIVED)   (RECEIVED)     YEAR       CARRYING
           DESCRIPTION                AMOUNT            (PAID)            PAID         PAID       INCOME       VALUE     CODE
--------------------------------- ------------- --------------------- ------------ ------------ ---------- ------------- ----
0919999. Total-Swaps-Hedging
 Other-Interest Rate                                                   (71,257,453)           0 11,371,068    15,487,615  XXX
                                                                      ------------ ------------ ---------- ------------- ----
SWAPS - HEDGING OTHER - CREDIT DEFAULT
CDS: AT&T MOBILITY LLC PAY 0.35%      2,700,000 credit event/(0.35%)             0            0     (7,166)       (1,794)
CDS: CIGNA CORP PAY 1.00%               170,000 credit event/(1.00%)             0          338        (47)          (93)
CDS: CIGNA CORP PAY 1.00%               238,000 credit event/(1.00%)             0          474        (66)         (130)
CDS: CMBX.NA.AAA.4 PAY 0.35%         17,500,000 credit event/(0.35%)     2,090,883            0    (46,448)    2,392,250
CDS: CMBX.NA.AAA.4 PAY 0.35%         17,500,000 credit event/(0.35%)     2,090,883            0    (46,448)    2,392,250
CDS: CMBX.NA.AAA.4 REC 0.35%         17,500,000 0.35%(credit event)     (1,464,017)           0     46,448    (2,392,250)
CDS: CMBX.NA.AAA.4 REC 0.35%         17,500,000 0.35%(credit event)     (1,464,017)           0     46,448    (2,392,250)
CDS: CMBX.NA.AAA.5 PAY 0.35%         17,500,000 credit event/(0.35%)     2,133,321            0    (46,448)    2,334,500
CDS: CMBX.NA.AAA.5 PAY 0.35%         17,500,000 credit event/(0.35%)     2,133,321            0    (46,448)    2,334,500
CDS: CMBX.NA.AAA.5 REC 0.35%         17,500,000 0.35%(credit event)     (1,566,525)           0     46,448    (2,334,500)
CDS: CMBX.NA.AAA.5 REC 0.35%         17,500,000 0.35%(credit event)     (1,566,525)           0     46,448    (2,334,500)
CDS: CREDIT AGRICOLE SA PAY 1.00%     8,700,000 credit event/(1.00%)             0      648,808    (12,808)      577,256
CDS: DARDEN RESTAURANTS PAY 1.00%     6,900,000 credit event/(1.00%)             0            0    (52,325)       75,413
CDS: DJ CDX.NA.IG.17 REC 1.00%       10,625,000 1.00%(credit event)              0     (168,446)     2,951      (228,388)
CDS: DJ CDX.NA.IG.17 REC 1.00%       14,900,000 1.00%(credit event)              0     (236,220)     4,139      (320,281)
CDS: DJ CDX.NA.IG.17 REC 1.00%       10,625,000 1.00%(credit event)              0     (167,158)     2,951      (228,388)
CDS: DJ CDX.NA.IG.17 REC 1.00%       14,900,000 1.00%(credit event)              0     (234,414)     4,139      (320,281)
CDS: FINMECCANICA PAY 1.00%           5,220,000 credit event/(1.00%)             0      650,874     (7,540)      691,229
CDS: FINMECCANICA SPA PAY 1.00%       1,370,000 credit event/(1.00%)             0      165,464     (2,017)      181,415
CDS: FINMECCANICA SPA PAY 1.00%       1,920,000 credit event/(1.00%)             0      240,357     (2,667)      254,245
CDS: FINMECCANICA SPA PAY 1.00%       2,475,000 credit event/(1.00%)             0      285,131     (3,025)      327,738
CDS: FRENCH REPUBLIC PAY 0.25%       10,000,000 credit event/(0.25%)             0      646,659     (3,611)      722,439
CDS: FRENCH REPUBLIC PAY 0.97%       10,000,000 credit event/(0.97%)             0            0    (73,558)      111,338
CDS: FRENCH REPUBLIC REC 0.25%       10,000,000 0.25%(credit event)         29,836            0     18,958      (285,763)
CDS: GLENCORE INTL AG PAY 3.65%      25,000,000 credit event/(3.65%)             0            0   (691,979)    1,352,285
CDS: ITRX EUROPE PAY 1.00%            5,094,540 credit event/(1.00%)        11,461            0    (42,253)      183,112
CDS: ITRX EUROPE PAY 1.00%           22,940,868 credit event/(1.00%)        62,450            0   (190,267)      824,560
CDS: ITRX EUROPE PAY 1.00%            5,094,540 credit event/(1.00%)        21,678            0    (42,253)      183,112
CDS: ITRX EUROPE PAY 1.00%            5,094,540 credit event/(1.00%)        16,274            0    (42,253)      183,112
CDS: ITRX EUROPE PAY 1.00%            2,947,566 credit event/(1.00%)        59,149            0    (24,861)      107,740
CDS: ITRX EUROPE PAY 1.00%            2,947,566 credit event/(1.00%)        65,890            0    (24,861)      107,740
CDS: ITRX EUROPE PAY 1.85%           34,661,250 credit event/(1.85%)      (977,348)           0   (493,487)       89,068
CDS: ITRX EUROPE REC 1.00%           48,892,451 1.00%(credit event)        190,988            0    366,200    (1,585,920)
CDS: ITRX EUROPE REC 1.85%           35,566,250 1.85%(credit event)      1,372,046            0    492,748       (89,064)
CDS: J.C.PENNEY REC 1.00%             7,900,000 1.00%(credit event)       (321,245)           0     59,908      (110,064)
CDS: JC PENNEY CO INC PAY 4.80%       1,900,000 credit event/(4.80%)             0            0    (69,159)     (131,210)

                1                      16            17           18           19            20
                                                                TOTAL                    ADJUSTMENT
                                                 UNREALIZED    FOREIGN      CURRENT     TO CARRYING
                                                 VALUATION    EXCHANGE       YEAR'S       VALUE OF
                                       FAIR       INCREASE    CHANGE IN  (AMORTIZATION)    HEDGED
           DESCRIPTION                VALUE      (DECREASE)    B./A.C.V.   ACCRETION       ITEMS
--------------------------------- ------------- -----------  ----------- -------------- -----------
                                  ------------- -----------  ----------- -------------- -----------
0919999. Total-Swaps-Hedging
 Other-Interest Rate                 15,487,615 150,845,140            0              0           0
                                  ------------- -----------  ----------- -------------- -----------
SWAPS - HEDGING OTHER - CREDIT DEFAULT
CDS: AT&T MOBILITY LLC PAY 0.35%         (1,794)      5,915            0              0           0
CDS: CIGNA CORP PAY 1.00%                   (93)       (431)           0              0           0
CDS: CIGNA CORP PAY 1.00%                  (130)       (604)           0              0           0
CDS: CMBX.NA.AAA.4 PAY 0.35%          2,392,250   1,664,250            0              0           0
CDS: CMBX.NA.AAA.4 PAY 0.35%          2,392,250   1,664,250            0              0           0
CDS: CMBX.NA.AAA.4 REC 0.35%         (2,392,250) (1,664,250)           0              0           0
CDS: CMBX.NA.AAA.4 REC 0.35%         (2,392,250) (1,664,250)           0              0           0
CDS: CMBX.NA.AAA.5 PAY 0.35%          2,334,500   1,582,000            0              0           0
CDS: CMBX.NA.AAA.5 PAY 0.35%          2,334,500   1,582,000            0              0           0
CDS: CMBX.NA.AAA.5 REC 0.35%         (2,334,500) (1,582,000)           0              0           0
CDS: CMBX.NA.AAA.5 REC 0.35%         (2,334,500) (1,582,000)           0              0           0
CDS: CREDIT AGRICOLE SA PAY 1.00%       577,256     (71,552)           0              0           0
CDS: DARDEN RESTAURANTS PAY 1.00%        75,413      52,413            0              0           0
CDS: DJ CDX.NA.IG.17 REC 1.00%         (228,388)    (59,943)           0              0           0
CDS: DJ CDX.NA.IG.17 REC 1.00%         (320,281)    (84,061)           0              0           0
CDS: DJ CDX.NA.IG.17 REC 1.00%         (228,388)    (61,230)           0              0           0
CDS: DJ CDX.NA.IG.17 REC 1.00%         (320,281)    (85,867)           0              0           0
CDS: FINMECCANICA PAY 1.00%             691,229      40,355            0              0           0
CDS: FINMECCANICA SPA PAY 1.00%         181,415      15,950            0              0           0
CDS: FINMECCANICA SPA PAY 1.00%         254,245      13,889            0              0           0
CDS: FINMECCANICA SPA PAY 1.00%         327,738      42,607            0              0           0
CDS: FRENCH REPUBLIC PAY 0.25%          722,439      75,780            0              0           0
CDS: FRENCH REPUBLIC PAY 0.97%          111,338     164,848            0              0           0
CDS: FRENCH REPUBLIC REC 0.25%         (285,763)   (112,173)           0              0           0
CDS: GLENCORE INTL AG PAY 3.65%       1,352,285   3,014,170            0              0           0
CDS: ITRX EUROPE PAY 1.00%              183,112     187,175            1              0           0
CDS: ITRX EUROPE PAY 1.00%              824,560     842,855            7              0           0
CDS: ITRX EUROPE PAY 1.00%              183,112     187,174            3              0           0
CDS: ITRX EUROPE PAY 1.00%              183,112     187,175            2              0           0
CDS: ITRX EUROPE PAY 1.00%              107,740     110,125            7              0           0
CDS: ITRX EUROPE PAY 1.00%              107,740     110,124            8              0           0
CDS: ITRX EUROPE PAY 1.85%               89,068   1,190,569         (106)             0           0
CDS: ITRX EUROPE REC 1.00%           (1,585,920) (1,621,218)          20              0           0
CDS: ITRX EUROPE REC 1.85%              (89,064) (1,190,602)         145              0           0
CDS: J.C.PENNEY REC 1.00%              (110,064)    (29,898)           0              0           0
CDS: JC PENNEY CO INC PAY 4.80%        (131,210)     58,680            0              0           0

                1                      21         22           23
                                                              HEDGE
                                                CREDIT    EFFECTIVENESS
                                              QUALITY OF   AT INCEPTION
                                   POTENTIAL   REFERENCE      AND AT
           DESCRIPTION              EXPOSURE    ENTITY   QUARTER-END (a)
--------------------------------- ----------- ---------- ---------------
                                  ----------- ---------- ---------------
0919999. Total-Swaps-Hedging
 Other-Interest Rate               28,351,478        XXX             XXX
                                  ----------- ---------- ---------------
SWAPS - HEDGING OTHER - CREDIT DEFAULT
CDS: AT&T MOBILITY LLC PAY 0.35%            0          1           96/93
CDS: CIGNA CORP PAY 1.00%                   0          2           98/98
CDS: CIGNA CORP PAY 1.00%                   0          2           99/99
CDS: CMBX.NA.AAA.4 PAY 0.35%                0          1               1
CDS: CMBX.NA.AAA.4 PAY 0.35%                0          1               1
CDS: CMBX.NA.AAA.4 REC 0.35%       17,500,000          1               1
CDS: CMBX.NA.AAA.4 REC 0.35%       17,500,000          1               1
CDS: CMBX.NA.AAA.5 PAY 0.35%                0          1               1
CDS: CMBX.NA.AAA.5 PAY 0.35%                0          1               1
CDS: CMBX.NA.AAA.5 REC 0.35%       17,500,000          1               1
CDS: CMBX.NA.AAA.5 REC 0.35%       17,500,000          1               1
CDS: CREDIT AGRICOLE SA PAY 1.00%           0          1         100/100
CDS: DARDEN RESTAURANTS PAY 1.00%           0          2           99/98
CDS: DJ CDX.NA.IG.17 REC 1.00%     10,625,000          2           98/98
CDS: DJ CDX.NA.IG.17 REC 1.00%     14,900,000          2           99/99
CDS: DJ CDX.NA.IG.17 REC 1.00%     10,625,000          2           98/98
CDS: DJ CDX.NA.IG.17 REC 1.00%     14,900,000          2           99/99
CDS: FINMECCANICA PAY 1.00%                 0          2         100/100
CDS: FINMECCANICA SPA PAY 1.00%             0          2         100/100
CDS: FINMECCANICA SPA PAY 1.00%             0          2         100/100
CDS: FINMECCANICA SPA PAY 1.00%             0          2         100/100
CDS: FRENCH REPUBLIC PAY 0.25%              0          1         100/100
CDS: FRENCH REPUBLIC PAY 0.97%              0          1               1
CDS: FRENCH REPUBLIC REC 0.25%     10,000,000          1               1
CDS: GLENCORE INTL AG PAY 3.65%             0          2         100/100
CDS: ITRX EUROPE PAY 1.00%                  0          1               1
CDS: ITRX EUROPE PAY 1.00%                  0          1               1
CDS: ITRX EUROPE PAY 1.00%                  0          1               1
CDS: ITRX EUROPE PAY 1.00%                  0          1               1
CDS: ITRX EUROPE PAY 1.00%                  0          1               1
CDS: ITRX EUROPE PAY 1.00%                  0          1               1
CDS: ITRX EUROPE PAY 1.85%                  0          1               1
CDS: ITRX EUROPE REC 1.00%         48,892,451          1               1
CDS: ITRX EUROPE REC 1.85%         35,566,250          1               1
CDS: J.C.PENNEY REC 1.00%           7,900,000          3               1
CDS: JC PENNEY CO INC PAY 4.80%             0          3               1


                                     QE06.3

 Statement as of September 30, 2011 of the HARTFORD LIFE AND ANNUITY INSURANCE
                                     COMPANY (Unaudited)

                1                        2            3         4              5               6          7          8
                                  DESCRIPTION OF
                                   ITEMS HEDGED
                                    OR USED FOR   SCHEDULE                                             DATE OF
                                      INCOME      /EXHIBIT   TYPE(S)      EXCHANGE OR        TRADE   MATURITY OR NUMBER OF
           DESCRIPTION              GENERATION   IDENTIFIER  OF RISK     COUNTERPARTY        DATE    EXPIRATION  CONTRACTS
--------------------------------- -------------- ---------- -------- -------------------- ---------- ----------- ---------
CDS: JC PENNEY CO INC PAY 5.30%   OFFSET         OFFSET     CREDIT   BARCLAYS BANK PLC    11/14/2008  12/20/2013         0
CDS: KINGDOM OF SPAIN PAY 1.47%   OFFSET         OFFSET     CREDIT   GOLDMAN SACHS CAPITA 03/03/2009  03/20/2014         0
CDS: KINGDOM OF SPAIN PAY 1.51%   OFFSET         OFFSET     CREDIT   GOLDMAN SACHS BANK U 03/05/2009  03/20/2014         0
CDS: KINGDOM OF SPAIN PAY 1.58%   OFFSET         OFFSET     CREDIT   GOLDMAN SACHS CAPITA 02/20/2009  03/20/2014         0
CDS: KINGDOM OF SPAIN REC 1.00%   OFFSET         OFFSET     CREDIT   BARCLAYS BANK PLC    10/08/2009  03/20/2014         0
CDS: KINGFISHER PLC PAY 6.00%     OFFSET         OFFSET     CREDIT   DEUTSCHE BANK, AG    11/20/2008  06/20/2013         0
CDS: KINGFISHER PLC REC 1.00%     OFFSET         OFFSET     CREDIT   GOLDMAN SACHS BANK U 01/14/2011  06/20/2013         0
CDS: LIMITED BRANDS INC PAY 6.15% OFFSET         OFFSET     CREDIT   GOLDMAN SACHS CAPITA 11/14/2008  12/20/2013         0
CDS: LIMITED BRANDS REC 1.00%     OFFSET         OFFSET     CREDIT   BANK OF AMERICA, NA  11/08/2010  12/20/2013         0
CDS: MACYS INC PAY 7.25%          OFFSET         OFFSET     CREDIT   DEUTSCHE BANK, AG    11/14/2008  12/20/2013         0
CDS: MACYS INC PAY 7.30%          OFFSET         OFFSET     CREDIT   JP MORGAN CHASE BANK 11/14/2008  12/20/2013         0
CDS: MACYS INC REC 1.00%          OFFSET         OFFSET     CREDIT   BARCLAYS BANK PLC    07/28/2009  12/20/2013         0
CDS: QANTAS AIRWAYS LTD PAY 1.90% 74726MAE9      D PART 1   CREDIT   CITIBANK, N.A        09/17/2008  06/20/2013         0
CDS: SEALED AIR CORP PAY 0.47%    81211KAJ9      D PART 1   CREDIT   GOLDMAN SACHS CAPITA 04/28/2006  06/20/2013         0
CDS: SOCIETE GENERALE PAY 1.00%   83367TAA7      D PART 1   CREDIT   CREDIT SUISSE FB INT 08/09/2011  09/20/2016         0
CDS: STAPLES INC PAY 1.79%        OFFSET         OFFSET     CREDIT   GOLDMAN SACHS CAPITA 09/16/2008  12/20/2012         0
CDS: STAPLES INC REC 1.00%        OFFSET         OFFSET     CREDIT   DEUTSCHE BANK, AG    02/09/2010  12/20/2012         0
CDS: TELECOM ITALIA SPA PAY 1.00% 87927VAQ1      D PART 1   CREDIT   CITIBANK, N.A        08/22/2011  09/20/2015         0
CDS: TELECOM ITALIA SPA PAY 1.00% 87927VAQ1      D PART 1   CREDIT   CITIBANK, N.A        08/23/2011  09/20/2015         0
CDS: TORCHMARK CORP PAY 0.77%     891027AN4      D PART 1   CREDIT   GOLDMAN SACHS CAPITA 01/16/2008  06/20/2016         0
CDS: TRANE INC. PAY 1.02%         029717AQ8      D PART 1   CREDIT   GOLDMAN SACHS CAPITA 12/12/2006  06/20/2015         0
CDS: UBS AG PAY 3.00%             90261XBY7      D PART 1   CREDIT   CITIBANK, N.A        09/16/2011  09/20/2016         0
CDS: UBS AG PAY 3.00%             90261XBY7      D PART 1   CREDIT   CITIBANK, N.A        09/16/2011  09/20/2016         0
CDS: UKIN PAY 1.57%               OFFSET         OFFSET     CREDIT   GOLDMAN SACHS BANK U 03/03/2009  03/20/2014         0
CDS: UKIN REC 0.80%               OFFSET         OFFSET     CREDIT   BANK OF AMERICA, NA  06/19/2009  03/20/2014         0
CDS: UKIN REC 0.86%               OFFSET         OFFSET     CREDIT   BANK OF AMERICA, NA  06/18/2009  03/20/2014         0
CDS: UKIN REC 1.00%               OFFSET         OFFSET     CREDIT   BANK OF AMERICA, NA  06/22/2009  03/20/2014         0
CDS: VALE CANADA LTD PAY 0.25%    453258AN5      D PART 1   CREDIT   MORGAN STANLEY CAP   05/30/2007  06/20/2012         0
CDS: WEATHERFORD INTL PAY 0.80%   OFFSET         OFFSET     CREDIT   CITIBANK, N.A        04/03/2008  06/20/2012         0
CDS: WEATHERFORD INTL REC 1.00%   OFFSET         OFFSET     CREDIT   CREDIT SUISSE FB INT 11/02/2010  06/20/2012         0
CDS: XSTRATA PLC PAY 3.00%        OFFSET         OFFSET     CREDIT   GOLDMAN SACHS CAPITA 09/18/2008  12/20/2016         0
CDS: XSTRATA PLC REC 1.00%        OFFSET         OFFSET     CREDIT   MORGAN STANLEY CAP   04/07/2011  12/20/2016         0

0929999  Total-Swaps-Hedging
 Other-Credit Default

SWAPS - HEDGING OTHER - FOREIGN EXCHANGE
CSWP:USD 5.43%(CAD 6.10%)
 10/28/14                         C7277*AB4      D PART 1   CURRENCY DEUTSCHE BANK, AG    10/01/2004  10/28/2014         0
CSWP:USD 6.02%(AUD 3MBBR)
 06/27/16                         Q2594#AK2      D PART 1   CURRENCY HSBC BANK USA        05/25/2006  06/27/2016         0
CSWP:USD 6.22%(EUR 4.76%)
 07/12/16                         54401PA#3      D PART 1   CURRENCY BANK OF AMERICA, NA  06/14/2006  07/12/2016         0
SWP: 1.04%(JPY6ML) 08/31/21       VAGLB Hedge    N/A        CURRENCY CREDIT SUISSE FB INT 08/29/2011  08/31/2021         0

                1                       9                 10               11           12          13          14        15
                                                        STRIKE         PRIOR YEAR  CURRENT YEAR
                                                     PRICE, RATE      INITIAL COST INITIAL COST                BOOK/
                                                      OF INDEXED       OF PREMIUM   OF PREMIUM    CURRENT     ADJUSTED
                                     NOTIONAL          RECEIVED        (RECEIVED)   (RECEIVED)     YEAR       CARRYING
           DESCRIPTION                AMOUNT            (PAID)            PAID         PAID       INCOME       VALUE     CODE
--------------------------------- ------------- --------------------- ------------ ------------ ---------- ------------- ----
CDS: JC PENNEY CO INC PAY 5.30%       6,000,000 credit event/(5.30%)             0            0   (241,150)     (479,865)
CDS: KINGDOM OF SPAIN PAY 1.47%       5,000,000 credit event/(1.47%)             0            0    (55,738)      251,547
CDS: KINGDOM OF SPAIN PAY 1.51%      10,000,000 credit event/(1.51%)             0            0   (114,508)      493,837
CDS: KINGDOM OF SPAIN PAY 1.58%       5,000,000 credit event/(1.58%)             0            0    (59,908)      238,818
CDS: KINGDOM OF SPAIN REC 1.00%      20,000,000 1.00%(credit event)        351,561            0    151,667    (1,223,745)
CDS: KINGFISHER PLC PAY 6.00%        12,500,000 credit event/(6.00%)             0            0   (568,750)   (1,013,108)
CDS: KINGFISHER PLC REC 1.00%        12,500,000 1.00%(credit event)              0      166,191     89,930       (56,067)
CDS: LIMITED BRANDS INC PAY 6.15%     6,413,000 credit event/(6.15%)             0            0   (299,086)     (693,753)
CDS: LIMITED BRANDS REC 1.00%         6,413,000 1.00%(credit event)         (9,757)           0     48,632       (29,408)
CDS: MACYS INC PAY 7.25%              3,134,657 credit event/(7.25%)             0            0   (172,341)     (441,934)
CDS: MACYS INC PAY 7.30%              3,418,343 credit event/(7.30%)             0            0   (189,234)     (485,707)
CDS: MACYS INC REC 1.00%              6,553,000 1.00%(credit event)       (557,829)           0     49,694        18,990
CDS: QANTAS AIRWAYS LTD PAY 1.90%    10,000,000 credit event/(1.90%)             0            0   (144,083)       60,392
CDS: SEALED AIR CORP PAY 0.47%       20,000,000 credit event/(0.47%)             0            0    (70,828)      352,984
CDS: SOCIETE GENERALE PAY 1.00%      13,000,000 credit event/(1.00%)             0    1,159,403    (18,778)    1,304,176
CDS: STAPLES INC PAY 1.79%           31,400,000 credit event/(1.79%)             0            0   (426,229)     (456,118)
CDS: STAPLES INC REC 1.00%           31,400,000 1.00%(credit event)        352,845            0    238,117       154,467
CDS: TELECOM ITALIA SPA PAY 1.00%     1,718,000 credit event/(1.00%)             0      164,289     (1,861)      230,416
CDS: TELECOM ITALIA SPA PAY 1.00%     2,583,000 credit event/(1.00%)             0      263,607     (2,727)      346,429
CDS: TORCHMARK CORP PAY 0.77%        16,350,000 credit event/(0.77%)             0            0    (95,470)    1,271,330
CDS: TRANE INC. PAY 1.02%            10,000,000 credit event/(1.02%)             0            0    (77,350)     (303,424)
CDS: UBS AG PAY 3.00%                   640,000 credit event/(3.00%)             0       12,878       (747)      (29,192)
CDS: UBS AG PAY 3.00%                 2,470,000 credit event/(3.00%)             0       49,702     (2,881)     (112,663)
CDS: UKIN PAY 1.57%                   5,000,000 credit event/(1.57%)             0            0    (59,529)     (116,069)
CDS: UKIN REC 0.80%                   1,666,667 0.80%(credit event)              0            0     10,111         7,151
CDS: UKIN REC 0.86%                   2,500,000 0.86%(credit event)              0            0     16,304        14,413
CDS: UKIN REC 1.00%                     833,333 1.00%(credit event)          7,291            0      6,319         7,671
CDS: VALE CANADA LTD PAY 0.25%        5,600,000 credit event/(0.25%)             0            0    (10,617)       (4,961)
CDS: WEATHERFORD INTL PAY 0.80%      20,800,000 credit event/(0.80%)             0            0   (126,187)       65,192
CDS: WEATHERFORD INTL REC 1.00%      20,800,000 1.00%(credit event)        152,925            0    157,733       (33,387)
CDS: XSTRATA PLC PAY 3.00%           15,000,000 credit event/(3.00%)             0            0   (341,250)      530,992
CDS: XSTRATA PLC REC 1.00%           15,000,000 1.00%(credit event)              0     (197,032)    77,083    (1,870,454)
                                                                      ------------ ------------ ---------- ------------- ----
0929999  Total-Swaps-Hedging
 Other-Credit Default                                                    3,215,539    3,450,906 (3,067,871)      669,377  XXX
                                                                      ------------ ------------ ---------- ------------- ----
SWAPS - HEDGING OTHER - FOREIGN EXCHANGE
CSWP:USD 5.43%(CAD 6.10%)
 10/28/14                            10,000,000 USD 5.43%(CAD 6.10%)             0            0   (178,288)   (2,533,120)
CSWP:USD 6.02%(AUD 3MBBR)
 06/27/16                            30,000,000 USD 6.02%(AUD 3M BBR)            0            0   (292,061)   (2,222,033)
CSWP:USD 6.22%(EUR 4.76%)
 07/12/16                            10,000,000 USD 6.22%(EUR 4.76%)             0            0     82,557       128,873
SWP: 1.04%(JPY6ML) 08/31/21         220,822,238 1.04%(JPY6ML)                    0            0    131,773       583,293

                1                      16            17           18           19            20
                                                                TOTAL                    ADJUSTMENT
                                                 UNREALIZED    FOREIGN      CURRENT     TO CARRYING
                                                 VALUATION    EXCHANGE       YEAR'S       VALUE OF
                                       FAIR       INCREASE    CHANGE IN  (AMORTIZATION)    HEDGED
           DESCRIPTION                VALUE      (DECREASE)    B./A.C.V.   ACCRETION       ITEMS
--------------------------------- ------------- -----------  ----------- -------------- -----------
CDS: JC PENNEY CO INC PAY 5.30%        (479,865)    206,699            0              0           0
CDS: KINGDOM OF SPAIN PAY 1.47%         251,547     (26,097)           0              0           0
CDS: KINGDOM OF SPAIN PAY 1.51%         493,837     (49,624)           0              0           0
CDS: KINGDOM OF SPAIN PAY 1.58%         238,818     (22,565)           0              0           0
CDS: KINGDOM OF SPAIN REC 1.00%      (1,223,745)    164,745            0              0           0
CDS: KINGFISHER PLC PAY 6.00%        (1,013,108)    643,973            0              0           0
CDS: KINGFISHER PLC REC 1.00%           (56,067)   (222,258)           0              0           0
CDS: LIMITED BRANDS INC PAY 6.15%      (693,753)    282,462            0              0           0
CDS: LIMITED BRANDS REC 1.00%           (29,408)    (44,728)           0              0           0
CDS: MACYS INC PAY 7.25%               (441,934)    141,261            0              0           0
CDS: MACYS INC PAY 7.30%               (485,707)    155,261            0              0           0
CDS: MACYS INC REC 1.00%                 18,990      (4,152)           0              0           0
CDS: QANTAS AIRWAYS LTD PAY 1.90%        60,392     266,393            0              0           0
CDS: SEALED AIR CORP PAY 0.47%          352,984     196,804            0              0           0
CDS: SOCIETE GENERALE PAY 1.00%       1,304,176     144,774            0              0           0
CDS: STAPLES INC PAY 1.79%             (456,118)    401,627            0              0           0
CDS: STAPLES INC REC 1.00%              154,467    (221,346)           0              0           0
CDS: TELECOM ITALIA SPA PAY 1.00%       230,416      66,127            0              0           0
CDS: TELECOM ITALIA SPA PAY 1.00%       346,429      82,822            0              0           0
CDS: TORCHMARK CORP PAY 0.77%         1,271,330    (167,473)           0              0           0
CDS: TRANE INC. PAY 1.02%              (303,424)    (10,525)           0              0           0
CDS: UBS AG PAY 3.00%                   (29,192)    (42,070)           0              0           0
CDS: UBS AG PAY 3.00%                  (112,663)   (162,366)           0              0           0
CDS: UKIN PAY 1.57%                    (116,069)     50,199            0              0           0
CDS: UKIN REC 0.80%                       7,151      (7,561)           0              0           0
CDS: UKIN REC 0.86%                      14,413     (12,413)           0              0           0
CDS: UKIN REC 1.00%                       7,671      (4,972)           0              0           0
CDS: VALE CANADA LTD PAY 0.25%           (4,961)     (8,629)           0              0           0
CDS: WEATHERFORD INTL PAY 0.80%          65,192     137,818            0              0           0
CDS: WEATHERFORD INTL REC 1.00%         (33,387)   (167,387)           0              0           0
CDS: XSTRATA PLC PAY 3.00%              530,992   1,811,386            0              0           0
CDS: XSTRATA PLC REC 1.00%           (1,870,454) (1,673,422)           0              0           0
                                  ------------- -----------  ----------- -------------- -----------
0929999  Total-Swaps-Hedging
 Other-Credit Default                   669,377   4,886,988           87              0           0
                                  ------------- -----------  ----------- -------------- -----------
SWAPS - HEDGING OTHER - FOREIGN EXCHANGE
CSWP:USD 5.43%(CAD 6.10%)
 10/28/14                            (2,533,120)    (62,773)     591,776              0           0
CSWP:USD 6.02%(AUD 3MBBR)
 06/27/16                            (2,222,033)  1,243,669    2,096,371              0           0
CSWP:USD 6.22%(EUR 4.76%)
 07/12/16                               128,873      73,815       (1,189)             0           0
SWP: 1.04%(JPY6ML) 08/31/21             583,293     583,293            0              0           0

                1                       21         22           23
                                                               HEDGE
                                                 CREDIT    EFFECTIVENESS
                                               QUALITY OF   AT INCEPTION
                                    POTENTIAL   REFERENCE      AND AT
           DESCRIPTION               EXPOSURE    ENTITY   QUARTER-END (a)
---------------------------------  ----------- ---------- ---------------
CDS: JC PENNEY CO INC PAY 5.30%              0          3               1
CDS: KINGDOM OF SPAIN PAY 1.47%              0          1               1
CDS: KINGDOM OF SPAIN PAY 1.51%              0          1               1
CDS: KINGDOM OF SPAIN PAY 1.58%              0          1               1
CDS: KINGDOM OF SPAIN REC 1.00%     20,000,000          1               1
CDS: KINGFISHER PLC PAY 6.00%                0          2               1
CDS: KINGFISHER PLC REC 1.00%       12,500,000          2               1
CDS: LIMITED BRANDS INC PAY 6.15%            0          3               1
CDS: LIMITED BRANDS REC 1.00%        6,413,000          3               1
CDS: MACYS INC PAY 7.25%                     0          2               1
CDS: MACYS INC PAY 7.30%                     0          2               1
CDS: MACYS INC REC 1.00%             6,553,000          2               1
CDS: QANTAS AIRWAYS LTD PAY 1.90%            0          2         100/100
CDS: SEALED AIR CORP PAY 0.47%               0          4         100/100
CDS: SOCIETE GENERALE PAY 1.00%              0          1         100/100
CDS: STAPLES INC PAY 1.79%                   0          2               1
CDS: STAPLES INC REC 1.00%          31,400,000          2               1
CDS: TELECOM ITALIA SPA PAY 1.00%            0          2           95/95
CDS: TELECOM ITALIA SPA PAY 1.00%            0          2           95/95
CDS: TORCHMARK CORP PAY 0.77%                0          2           97/97
CDS: TRANE INC. PAY 1.02%                    0          2           95/95
CDS: UBS AG PAY 3.00%                        0          1         100/100
CDS: UBS AG PAY 3.00%                        0          1         100/100
CDS: UKIN PAY 1.57%                          0          1               1
CDS: UKIN REC 0.80%                  1,666,667          1               1
CDS: UKIN REC 0.86%                  2,500,000          1               1
CDS: UKIN REC 1.00%                    833,333          1               1
CDS: VALE CANADA LTD PAY 0.25%               0          2           93/88
CDS: WEATHERFORD INTL PAY 0.80%              0          2               1
CDS: WEATHERFORD INTL REC 1.00%     20,800,000          2               1
CDS: XSTRATA PLC PAY 3.00%                   0          2               1
CDS: XSTRATA PLC REC 1.00%          15,000,000          2               1
                                   ----------- ---------- ---------------
0929999  Total-Swaps-Hedging
 Other-Credit Default              341,074,701        XXX             XXX
                                   ----------- ---------- ---------------
SWAPS - HEDGING OTHER - FOREIGN EXCHANGE
CSWP:USD 5.43%(CAD 6.10%)
 10/28/14                               87,742                    100/100
CSWP:USD 6.02%(AUD 3MBBR)
 06/27/16                              326,752                    100/100
CSWP:USD 6.22%(EUR 4.76%)
 07/12/16                              109,388                    100/100
SWP: 1.04%(JPY6ML) 08/31/21          3,478,568                          3


                                     QE06.4

 Statement as of September 30, 2011 of the HARTFORD LIFE AND ANNUITY INSURANCE
                                     COMPANY (Unaudited)

                1                        2            3         4              5               6          7          8
                                  DESCRIPTION OF
                                   ITEMS HEDGED
                                    OR USED FOR   SCHEDULE                                             DATE OF
                                      INCOME      /EXHIBIT   TYPE(S)      EXCHANGE OR        TRADE   MATURITY OR NUMBER OF
           DESCRIPTION              GENERATION   IDENTIFIER  OF RISK     COUNTERPARTY        DATE    EXPIRATION  CONTRACTS
--------------------------------- -------------- ---------- -------- -------------------- ---------- ----------- ---------
SWP: 1.05%(JPY6ML) 08/31/21       VAGLB Hedge    N/A        CURRENCY CITIBANK, N.A        08/26/2011  08/31/2021         0
SWP: 1.05%(JPY6ML) 09/06/21       VAGLB Hedge    N/A        CURRENCY UNION BANK OF SWITZE 09/02/2011  09/06/2021         0
SWP: 1.45%(JPY6ML) 10/04/26       VAGLB Hedge    N/A        CURRENCY DEUTSCHE BANK, AG    09/30/2011  10/04/2026         0
SWP: 1.49%(JPY6ML) 09/01/26       VAGLB Hedge    N/A        CURRENCY CITIBANK, N.A        08/30/2011  09/01/2026         0
SWP: 1.50%(JPY6ML) 08/31/26       VAGLB Hedge    N/A        CURRENCY DEUTSCHE BANK, AG    08/26/2011  08/31/2026         0
SWP: 1.51%(JPY6ML) 08/31/26       VAGLB Hedge    N/A        CURRENCY BARCLAYS BANK PLC    08/29/2011  08/31/2026         0
SWP: 1.51%(JPY6ML) 09/02/26       VAGLB Hedge    N/A        CURRENCY DEUTSCHE BANK, AG    08/31/2011  09/02/2026         0
SWP: 1.52%(JPY6ML) 08/31/26       VAGLB Hedge    N/A        CURRENCY DEUTSCHE BANK, AG    08/29/2011  08/31/2026         0
SWP: 1.52%(JPY6ML) 09/06/26       VAGLB Hedge    N/A        CURRENCY CITIBANK, N.A        09/02/2011  09/06/2026         0
SWP: 1.78%(JPY6ML) 09/05/31       VAGLB Hedge    N/A        CURRENCY CREDIT SUISSE FB INT 09/01/2011  09/05/2031         0
SWP: 1.80%(JPY6ML) 12/10/25       VAGLB Hedge    N/A        CURRENCY CREDIT SUISSE FB INT 06/15/2011  12/10/2025         0
SWP: 3ML(TR TOPIX IDX) 08/14/12   VAGLB Hedge    N/A        CURRENCY MORGAN STANLEY & CO. 08/09/2011  08/14/2012         0
SWP: FWD 1.97%(JPY6ML) 11/25/25   VAGLB Hedge    N/A        CURRENCY UNION BANK OF SWITZE 06/15/2011  11/25/2025         0
SWP: FWD 2.46%(JPY6ML) 11/27/25   VAGLB Hedge    N/A        CURRENCY UNION BANK OF SWITZE 06/15/2011  11/27/2025         0
SWP: FWD 2.49%(JPY6ML) 12/08/30   VAGLB Hedge    N/A        CURRENCY DEUTSCHE BANK, AG    06/15/2011  12/08/2030         0

0939999  Total-Swaps-Hedging
 Other-Foreign Exchange

SWAPS - HEDGING OTHER - TOTAL RETURN
SWP: 1ML(TR EAFE IDX) 05/24/12    VAGLB Hedge    N/A        EQ/IDX   BNP PARIBAS          05/18/2011  05/24/2012         0
SWP: 1ML(TR EAFE IDX) 11/03/11    VAGLB Hedge    N/A        EQ/IDX   BARCLAYS BANK PLC    10/29/2010  11/03/2011         0
SWP: 3ML(TR EAFE IDX) 08/06/12    VAGLB Hedge    N/A        EQ/IDX   GOLDMAN SACHS INTL   08/05/2011  08/06/2012         0
SWP: 3ML(TR EAFE IDX) 09/20/12    VAGLB Hedge    N/A        EQ/IDX   CITIBANK, N.A        09/15/2011  09/20/2012         0
TRSWP: 1ML(SPTR IDX) 10/29/12     VAGLB Hedge    N/A        EQ/IDX   BNP PARIBAS          10/27/2009  10/29/2012         0
TRSWP: 3ML(SPTR IDX) 02/24/12     VAGLB Hedge    N/A        EQ/IDX   BARCLAYS BANK PLC    09/08/2009  02/24/2012         0
TRSWP: SPTR IDX(1ML )12/20/12     VAGLB Hedge    N/A        EQ/IDX   BNP PARIBAS          12/16/2009  12/20/2012         0
TRSWP: 3ML(SPTR IDX) 04/04/12     VAGLB Hedge    N/A        EQ/IDX   CREDIT SUISSE FB INT 03/31/2011  04/04/2012         0
TRSWP: EUR 3ML(SX5E IDX) 06/27/12 VAGLB Hedge    N/A        EQ/IDX   HSBC BANK USA        06/22/2011  06/27/2012         0
TRSWP: EUR 6ML(SX5E IDX) 03/01/12 VAGLB Hedge    N/A        EQ/IDX   BNP PARIBAS          02/25/2011  03/01/2012         0

0949999  Total-Swaps-Hedging
 Other-Total Return

SWAPS - HEDGING OTHER - OTHER
SWP: GMWB (0.23%) 06/30/57        VAGLB Hedge    N/A        EQ/IDX   MORGAN STANLEY & CO. 06/18/2007  06/30/2057         0
SWP: SPX VARIANCE SWP 01/20/12    VAGLB Hedge    N/A        EQ/IDX   BARCLAYS BANK PLC    03/10/2011  01/20/2012         0
SWP: SPX VARIANCE SWP 01/20/12    VAGLB Hedge    N/A        EQ/IDX   SOCIETE GENERALE     03/11/2011  01/20/2012         0
SWP: SPX VARIANCE SWP 01/20/12    VAGLB Hedge    N/A        EQ/IDX   BNP PARIBAS          03/15/2011  01/20/2012         0
SWP: SPX VARIANCE SWP 01/20/12    VAGLB Hedge    N/A        EQ/IDX   SOCIETE GENERALE     03/16/2011  01/20/2012         0
SWP: SPX VARIANCE SWP 01/20/12    VAGLB Hedge    N/A        EQ/IDX   CREDIT SUISSE FB INT 03/22/2011  01/20/2012         0
SWP: SPX VARIANCE SWP 01/20/12    VAGLB Hedge    N/A        EQ/IDX   CREDIT SUISSE FB INT 03/23/2011  01/20/2012         0
SWP: SPX VARIANCE SWP 01/20/12    VAGLB Hedge    N/A        EQ/IDX   SOCIETE GENERALE     04/08/2011  01/20/2012         0
SWP: SPX VARIANCE SWP 01/20/12    VAGLB Hedge    N/A        EQ/IDX   CREDIT SUISSE FB INT 04/08/2011  01/20/2012         0
SWP: SPX VARIANCE SWP 01/20/12    VAGLB Hedge    N/A        EQ/IDX   UNION BANK OF SWITZE 05/04/2011  01/20/2012         0

                1                       9                 10               11           12          13          14        15
                                                        STRIKE         PRIOR YEAR  CURRENT YEAR
                                                     PRICE, RATE      INITIAL COST INITIAL COST                BOOK/
                                                      OF INDEXED       OF PREMIUM   OF PREMIUM    CURRENT     ADJUSTED
                                     NOTIONAL          RECEIVED        (RECEIVED)   (RECEIVED)     YEAR       CARRYING
           DESCRIPTION                AMOUNT            (PAID)            PAID         PAID       INCOME       VALUE     CODE
--------------------------------- ------------- --------------------- ------------ ------------ ---------- ------------- ----
SWP: 1.05%(JPY6ML) 08/31/21         325,287,880 1.05%(JPY6ML)                    0            0    194,472       935,418
SWP: 1.05%(JPY6ML) 09/06/21         221,440,667 1.05%(JPY6ML)                    0            0    107,779       757,581
SWP: 1.45%(JPY6ML) 10/04/26         142,708,874 1.45%(JPY6ML)                    0            0          0       (25,875)
SWP: 1.49%(JPY6ML) 09/01/26         117,286,766 1.49%(JPY6ML)                    0            0    109,978       610,125
SWP: 1.50%(JPY6ML) 08/31/26         156,138,182 1.50%(JPY6ML)                    0            0    153,673     1,174,946
SWP: 1.51%(JPY6ML) 08/31/26         116,905,891 1.51%(JY0006M)                   0            0    115,726       957,773
SWP: 1.51%(JPY6ML) 09/02/26         117,693,213 1.51%(JPY6ML)                    0            0    108,167       930,600
SWP: 1.52%(JPY6ML) 08/31/26         116,905,891 1.52%(JPY6ML)                    0            0    117,114     1,183,430
SWP: 1.52%(JPY6ML) 09/06/26         221,440,667 1.52%(JPY6ML)                    0            0    178,589     2,222,931
SWP: 1.78%(JPY6ML) 09/05/31         116,913,484 1.78%(JPY6ML)                    0            0    120,519     2,103,415
SWP: 1.80%(JPY6ML) 12/10/25          62,011,658 1.80%(JPY6ML)                    0    1,724,160    291,936     3,435,626
SWP: 3ML(TR TOPIX IDX) 08/14/12      99,835,003 JPY3ML(TPX)                      0            0          0    (2,895,336)
SWP: FWD 1.97%(JPY6ML) 11/25/25      43,408,161 1.97%(JPY6ML)                    0      508,110          0     1,865,844
SWP: FWD 2.46%(JPY6ML) 11/27/25     595,311,919 2.46%(JPY6ML)                    0    2,869,701          0    16,723,709
SWP: FWD 2.49%(JPY6ML) 12/08/30      37,206,995 2.49%(JPY6ML)                    0      635,860          0     2,268,515
                                                                      ------------ ------------ ---------- ------------- ----
0939999  Total-Swaps-Hedging
 Other-Foreign Exchange                                                          0    5,737,831  1,241,934    28,205,715  XXX
                                                                      ------------ ------------ ---------- ------------- ----
SWAPS - HEDGING OTHER - TOTAL RETURN
SWP: 1ML(TR EAFE IDX) 05/24/12      100,939,807 1ML(TR EAFE IDX)                 0            0          0     3,202,245
SWP: 1ML(TR EAFE IDX) 11/03/11       91,142,080 1ML(TR EAFE IDX)                 0            0          0     6,752,314
SWP: 3ML(TR EAFE IDX) 08/06/12       50,000,000 3ML(TR EAFE IDX)                 0            0          0     4,472,021
SWP: 3ML(TR EAFE IDX) 09/20/12       50,000,000 3ML(TR EAFE IDX)                 0            0          0     2,177,800
TRSWP: 1ML(SPTR IDX) 10/29/12       344,741,431 1ML(SPTR)                        0            0          0    12,885,032
TRSWP: 3ML(SPTR IDX) 02/24/12       301,822,993 3ML(SPTR)               (8,302,973)           0          0    (2,878,112)
TRSWP: SPTR IDX(1ML )12/20/12       226,047,880 SPTR(1ML)                        0            0          0   (15,794,822)
TRSWP: 3ML(SPTR IDX) 04/04/12        73,285,027 3ML(SPTR)                        0            0          0    11,860,450
TRSWP: EUR 3ML(SX5E IDX) 06/27/12   144,339,999 EURIBOR3M(SX5EEUR)               0            0          0    (8,798,891)
TRSWP: EUR 6ML(SX5E IDX) 03/01/12   171,843,751 EURIBOR6M(SX5EEUR)               0            0          0     2,059,364
                                                                      ------------ ------------ ---------- ------------- ----
0949999  Total-Swaps-Hedging
 Other-Total Return                                                     (8,302,973)           0          0    15,937,400  XXX
                                                                      ------------ ------------ ---------- ------------- ----
SWAPS - HEDGING OTHER - OTHER
SWP: GMWB (0.23%) 06/30/57        4,112,737,970 GMWB(0.23%)                      0            0 (8,365,152)  231,297,258
SWP: SPX VARIANCE SWP 01/20/12           20,450 SPX                              0            0          0    (7,427,813)
SWP: SPX VARIANCE SWP 01/20/12           10,204 SPX                              0            0          0    (3,813,888)
SWP: SPX VARIANCE SWP 01/20/12            9,524 SPX                              0            0          0    (2,669,320)
SWP: SPX VARIANCE SWP 01/20/12            9,009 SPX                              0            0          0    (1,903,809)
SWP: SPX VARIANCE SWP 01/20/12           10,309 SPX                              0            0          0    (4,204,175)
SWP: SPX VARIANCE SWP 01/20/12           10,204 SPX                              0            0          0    (4,084,618)
SWP: SPX VARIANCE SWP 01/20/12          10,8230 00%(SPX)                         0            0          0    (5,663,440)
SWP: SPX VARIANCE SWP 01/20/12           5,3880 00%(SPX)                         0            0          0    (2,802,168)
SWP: SPX VARIANCE SWP 01/20/12           5,4950 00%(SPX)                         0            0          0    (3,369,760)

                1                      16            17           18           19            20
                                                                TOTAL                    ADJUSTMENT
                                                 UNREALIZED    FOREIGN      CURRENT     TO CARRYING
                                                 VALUATION    EXCHANGE       YEAR'S       VALUE OF
                                       FAIR       INCREASE    CHANGE IN  (AMORTIZATION)    HEDGED
           DESCRIPTION                VALUE      (DECREASE)    B./A.C.V.   ACCRETION       ITEMS
--------------------------------- ------------- -----------  ----------- -------------- -----------
SWP: 1.05%(JPY6ML) 08/31/21             935,418     935,418            0              0           0
SWP: 1.05%(JPY6ML) 09/06/21             757,581     757,581            0              0           0
SWP: 1.45%(JPY6ML) 10/04/26             (25,875)    (25,875)           0              0           0
SWP: 1.49%(JPY6ML) 09/01/26             610,125     610,125            0              0           0
SWP: 1.50%(JPY6ML) 08/31/26           1,174,946   1,174,946            0              0           0
SWP: 1.51%(JPY6ML) 08/31/26             957,773     957,773            0              0           0
SWP: 1.51%(JPY6ML) 09/02/26             930,600     930,600            0              0           0
SWP: 1.52%(JPY6ML) 08/31/26           1,183,430   1,183,430            0              0           0
SWP: 1.52%(JPY6ML) 09/06/26           2,222,931   2,222,931            0              0           0
SWP: 1.78%(JPY6ML) 09/05/31           2,103,415   2,103,415            0              0           0
SWP: 1.80%(JPY6ML) 12/10/25           3,435,626   1,632,058       79,408              0           0
SWP: 3ML(TR TOPIX IDX) 08/14/12      (2,895,336) (2,895,336)           0              0           0
SWP: FWD 1.97%(JPY6ML) 11/25/25       1,865,844   1,334,333       23,402              0           0
SWP: FWD 2.46%(JPY6ML) 11/27/25      16,723,709  13,721,841      132,167              0           0
SWP: FWD 2.49%(JPY6ML) 12/08/30       2,268,515   1,603,370       29,285              0           0
                                  ------------- -----------  ----------- -------------- -----------
0939999  Total-Swaps-Hedging
 Other-Foreign Exchange              28,205,715  28,084,614    2,951,220              0           0
                                  ------------- -----------  ----------- -------------- -----------
SWAPS - HEDGING OTHER - TOTAL RETURN
SWP: 1ML(TR EAFE IDX) 05/24/12        3,202,245   3,202,245            0              0           0
SWP: 1ML(TR EAFE IDX) 11/03/11        6,752,314  13,993,894            0              0           0
SWP: 3ML(TR EAFE IDX) 08/06/12        4,472,021   4,472,021            0              0           0
SWP: 3ML(TR EAFE IDX) 09/20/12        2,177,800   2,177,800            0              0           0
TRSWP: 1ML(SPTR IDX) 10/29/12        12,885,032  12,818,004            0              0           0
TRSWP: 3ML(SPTR IDX) 02/24/12        (2,878,112) 13,476,184            0              0           0
TRSWP: SPTR IDX(1ML )12/20/12       (15,794,822)(18,327,945)           0              0           0
TRSWP: 3ML(SPTR IDX) 04/04/12        11,860,450  11,860,450            0              0           0
TRSWP: EUR 3ML(SX5E IDX) 06/27/12    (8,798,891) (8,798,891)           0              0           0
TRSWP: EUR 6ML(SX5E IDX) 03/01/12     2,059,364   2,059,364            0              0           0
                                  ------------- -----------  ----------- -------------- -----------
0949999  Total-Swaps-Hedging
 Other-Total Return                  15,937,400  36,933,125            0              0           0
                                  ------------- -----------  ----------- -------------- -----------
SWAPS - HEDGING OTHER - OTHER
SWP: GMWB (0.23%) 06/30/57          231,297,258 108,912,254            0              0           0
SWP: SPX VARIANCE SWP 01/20/12       (7,427,813) (7,427,813)           0              0           0
SWP: SPX VARIANCE SWP 01/20/12       (3,813,888) (3,813,888)           0              0           0
SWP: SPX VARIANCE SWP 01/20/12       (2,669,320) (2,669,320)           0              0           0
SWP: SPX VARIANCE SWP 01/20/12       (1,903,809) (1,903,809)           0              0           0
SWP: SPX VARIANCE SWP 01/20/12       (4,204,175) (4,204,175)           0              0           0
SWP: SPX VARIANCE SWP 01/20/12       (4,084,618) (4,084,618)           0              0           0
SWP: SPX VARIANCE SWP 01/20/12       (5,663,440) (5,663,440)           0              0           0
SWP: SPX VARIANCE SWP 01/20/12       (2,802,168) (2,802,168)           0              0           0
SWP: SPX VARIANCE SWP 01/20/12       (3,369,760) (3,369,760)           0              0           0

                1                      21         22           23
                                                              HEDGE
                                                CREDIT    EFFECTIVENESS
                                              QUALITY OF   AT INCEPTION
                                   POTENTIAL   REFERENCE      AND AT
           DESCRIPTION              EXPOSURE    ENTITY   QUARTER-END (a)
--------------------------------- ----------- ---------- ---------------
SWP: 1.05%(JPY6ML) 08/31/21         5,124,195                          3
SWP: 1.05%(JPY6ML) 09/06/21         3,491,198                          3
SWP: 1.45%(JPY6ML) 10/04/26         2,765,564                          3
SWP: 1.49%(JPY6ML) 09/01/26         2,266,057                          3
SWP: 1.50%(JPY6ML) 08/31/26         3,016,415                          3
SWP: 1.51%(JPY6ML) 08/31/26         2,258,491                          3
SWP: 1.51%(JPY6ML) 09/02/26         2,274,118                          3
SWP: 1.52%(JPY6ML) 08/31/26         2,258,491                          3
SWP: 1.52%(JPY6ML) 09/06/26         4,280,341                          3
SWP: 1.78%(JPY6ML) 09/05/31         2,610,681                          3
SWP: 1.80%(JPY6ML) 12/10/25         1,168,615                          3
SWP: 3ML(TR TOPIX IDX) 08/14/12       466,661                          3
SWP: FWD 1.97%(JPY6ML) 11/25/25       816,846                          3
SWP: FWD 2.46%(JPY6ML) 11/27/25    11,204,627                          3
SWP: FWD 2.49%(JPY6ML) 12/08/30       815,223                          3
                                  ----------- ---------- ---------------
0939999  Total-Swaps-Hedging
 Other-Foreign Exchange            48,819,973        XXX             XXX
                                  ----------- ---------- ---------------
SWAPS - HEDGING OTHER - TOTAL RETURN
SWP: 1ML(TR EAFE IDX) 05/24/12        406,687                          4
SWP: 1ML(TR EAFE IDX) 11/03/11        139,086                          4
SWP: 3ML(TR EAFE IDX) 08/06/12        230,767                          4
SWP: 3ML(TR EAFE IDX) 09/20/12        246,899                          4
TRSWP: 1ML(SPTR IDX) 10/29/12       1,793,146                          4
TRSWP: 3ML(SPTR IDX) 02/24/12         957,711                          4
TRSWP: SPTR IDX(1ML )12/20/12       1,250,771                          4
TRSWP: 3ML(SPTR IDX) 04/04/12         262,277                          4
TRSWP: EUR 3ML(SX5E IDX) 06/27/12     621,863                          3
TRSWP: EUR 6ML(SX5E IDX) 03/01/12     556,292                          3
                                  ----------- ---------- ---------------
0949999  Total-Swaps-Hedging
 Other-Total Return                 6,465,498        XXX             XXX
                                  ----------- ---------- ---------------
SWAPS - HEDGING OTHER - OTHER
SWP: GMWB (0.23%) 06/30/57        139,137,065                          4
SWP: SPX VARIANCE SWP 01/20/12             57                          3
SWP: SPX VARIANCE SWP 01/20/12             28                          3
SWP: SPX VARIANCE SWP 01/20/12             26                          3
SWP: SPX VARIANCE SWP 01/20/12             25                          3
SWP: SPX VARIANCE SWP 01/20/12             29                          3
SWP: SPX VARIANCE SWP 01/20/12             28                          3
SWP: SPX VARIANCE SWP 01/20/12             30                          3
SWP: SPX VARIANCE SWP 01/20/12             15                          3
SWP: SPX VARIANCE SWP 01/20/12             15                          3


                                     QE06.5

 Statement as of September 30, 2011 of the HARTFORD LIFE AND ANNUITY INSURANCE
                                     COMPANY (Unaudited)

                1                        2            3         4              5               6          7          8
                                  DESCRIPTION OF
                                   ITEMS HEDGED
                                    OR USED FOR   SCHEDULE                                             DATE OF
                                      INCOME      /EXHIBIT   TYPE(S)      EXCHANGE OR        TRADE   MATURITY OR NUMBER OF
           DESCRIPTION              GENERATION   IDENTIFIER  OF RISK     COUNTERPARTY        DATE    EXPIRATION  CONTRACTS
--------------------------------- -------------- ---------- -------- -------------------- ---------- ----------- ---------
0959999  Total-Swaps-Hedging
 Other-Other

0969999  Total-Swaps-Hedging
 Other

SWAPS - REPLICATIONS - CREDIT DEFAULT
CDS: PACIFIC GAS & ELECT REC 1.00%                          CREDIT   CREDIT SUISSE FB INT 07/29/2011  09/20/2016         0
CDS: TEVA PHARM IND LTD REC 1.00%                           CREDIT   JP MORGAN CHASE BANK 07/08/2010  09/20/2015         0

0989999  Total-Swaps-Replications
 -Credit Default

1029999  Total-Swaps-Replications

1159999  Total-Swaps-Interest
 Rate

1169999  Total-Swaps-Credit
 Default

1179999  Total-Swaps-Foreign
 Exchange

1189999  Total-Swaps-Total Return

1199999  Total-Swaps-Other

1209999  Total-Swaps

FORWARDS - HEDGING OTHER
BUY CHF for JPY at 0.0109         VAGLB Hedge    N/A        CURRENCY BANK OF AMERICA, N.A 09/06/2011  09/06/2012         0
BUY EUR for JPY at 0.0083         VAGLB Hedge    N/A        CURRENCY MORGAN STANLEY CAPIT 04/06/2011  10/04/2011         0
BUY EUR for JPY at 0.0083         VAGLB Hedge    N/A        CURRENCY MORGAN STANLEY CAPIT 04/06/2011  11/02/2011         0
BUY EUR for JPY at 0.0083         VAGLB Hedge    N/A        CURRENCY MORGAN STANLEY CAPIT 04/06/2011  12/02/2011         0
BUY EUR for JPY at 0.0083         VAGLB Hedge    N/A        CURRENCY MORGAN STANLEY CAPIT 04/06/2011  01/04/2012         0
BUY EUR for JPY at 0.0083         VAGLB Hedge    N/A        CURRENCY MORGAN STANLEY CAPIT 04/06/2011  02/02/2012         0
BUY EUR for JPY at 0.0083         VAGLB Hedge    N/A        CURRENCY MORGAN STANLEY CAPIT 04/06/2011  03/02/2012         0
BUY EUR for JPY at 0.0083         VAGLB Hedge    N/A        CURRENCY MORGAN STANLEY CAPIT 04/06/2011  04/03/2012         0
BUY JPY for CHF at 99.4100        VAGLB Hedge    N/A        CURRENCY BANK OF AMERICA, N.A 09/02/2011  09/06/2012         0
BUY JPY for EUR at 102.3200       VAGLB Hedge    N/A        CURRENCY DEUTSCHE BANK, AG    09/22/2011  09/27/2012         0
BUY JPY for EUR at 102.3900       VAGLB Hedge    N/A        CURRENCY CITIBANK, N.A        09/23/2011  09/27/2012         0
BUY JPY for EUR at 102.5080       VAGLB Hedge    N/A        CURRENCY GOLDMAN SACHS BANK U 09/26/2011  09/28/2012         0
BUY JPY for EUR at 104.0900       VAGLB Hedge    N/A        CURRENCY CREDIT SUISSE FIRST  09/12/2011  09/14/2012         0
BUY JPY for EUR at 104.9850       VAGLB Hedge    N/A        CURRENCY DEUTSCHE BANK, AG    09/09/2011  09/12/2012         0
BUY JPY for EUR at 105.9750       VAGLB Hedge    N/A        CURRENCY DEUTSCHE BANK, AG    09/09/2011  09/12/2012         0
BUY JPY for EUR at 107.8340       VAGLB Hedge    N/A        CURRENCY MORGAN STANLEY CAPIT 11/30/2010  12/02/2011         0
BUY JPY for EUR at 107.9764       VAGLB Hedge    N/A        CURRENCY MORGAN STANLEY CAPIT 12/31/2010  01/04/2012         0
BUY JPY for EUR at 108.9650       VAGLB Hedge    N/A        CURRENCY JP MORGAN CHASE BANK 08/16/2011  08/20/2012         0
BUY JPY for EUR at 109.4300       VAGLB Hedge    N/A        CURRENCY DEUTSCHE BANK, AG    07/29/2011  08/02/2012         0
BUY JPY for EUR at 110.2050       VAGLB Hedge    N/A        CURRENCY CITIBANK, N.A        08/05/2011  08/09/2012         0
BUY JPY for EUR at 110.3680       VAGLB Hedge    N/A        CURRENCY DEUTSCHE BANK, AG    07/27/2011  07/31/2012         0
BUY JPY for EUR at 110.4780       VAGLB Hedge    N/A        CURRENCY CITIBANK, N.A        07/19/2011  07/23/2012         0
BUY JPY for EUR at 110.6535       VAGLB Hedge    N/A        CURRENCY MORGAN STANLEY CAPIT 10/29/2010  11/02/2011         0

                1                        9                 10               11           12          13          14        15
                                                         STRIKE         PRIOR YEAR  CURRENT YEAR
                                                      PRICE, RATE      INITIAL COST INITIAL COST                BOOK/
                                                       OF INDEXED       OF PREMIUM   OF PREMIUM    CURRENT     ADJUSTED
                                      NOTIONAL          RECEIVED        (RECEIVED)   (RECEIVED)     YEAR       CARRYING
           DESCRIPTION                 AMOUNT            (PAID)            PAID         PAID       INCOME       VALUE     CODE
---------------------------------  ------------- --------------------- ------------ ------------ ---------- ------------- ----
                                                                       ------------ ------------ ---------- ------------- ----
0959999  Total-Swaps-Hedging
 Other-Other                                                                      0            0 (8,365,152)  195,358,267  XXX
                                                                       ------------ ------------ ---------- ------------- ----
0969999  Total-Swaps-Hedging
 Other                                                                  (76,344,888)   9,188,736  1,179,978   255,658,374  XXX
                                                                       ------------ ------------ ---------- ------------- ----
SWAPS - REPLICATIONS - CREDIT DEFAULT
CDS: PACIFIC GAS & ELECT REC 1.00%     3,000,000 1.00%(credit event)              0      (24,525)     5,250       (24,525)
CDS: TEVA PHARM IND LTD REC 1.00%     10,000,000 1.00%(credit event)         97,770            0     75,833        97,770
                                                                       ------------ ------------ ---------- ------------- ----
0989999  Total-Swaps-Replications
 -Credit Default                                                             97,770      (24,525)    81,083        73,245  XXX
                                                                       ------------ ------------ ---------- ------------- ----
1029999  Total-Swaps-Replications                                            97,770      (24,525)    81,083        73,245  XXX
                                                                       ------------ ------------ ---------- ------------- ----
1159999  Total-Swaps-Interest
 Rate                                                                   (71,257,453)           0 13,870,763    15,487,615  XXX
                                                                       ------------ ------------ ---------- ------------- ----
1169999  Total-Swaps-Credit
 Default                                                                  3,313,308    3,426,381 (2,986,787)      742,622  XXX
                                                                       ------------ ------------ ---------- ------------- ----
1179999  Total-Swaps-Foreign
 Exchange                                                                         0    5,737,831  1,701,244    34,379,633  XXX
                                                                       ------------ ------------ ---------- ------------- ----
1189999  Total-Swaps-Total Return                                        (8,302,973)           0          0    15,937,400  XXX
                                                                       ------------ ------------ ---------- ------------- ----
1199999  Total-Swaps-Other                                                        0            0 (8,365,152)  195,358,267  XXX
                                                                       ------------ ------------ ---------- ------------- ----
1209999  Total-Swaps                                                    (76,247,118)   9,164,211  4,220,068   261,905,537  XXX
                                                                       ------------ ------------ ---------- ------------- ----
FORWARDS - HEDGING OTHER
BUY CHF for JPY at 0.0109             58,373,708 CHF (JPY)                        0            0          0    (4,054,523)
BUY EUR for JPY at 0.0083             21,586,122 EUR (JPY)                        0            0          0    (3,437,644)
BUY EUR for JPY at 0.0083             22,041,699 EUR (JPY)                        0            0          0    (3,494,376)
BUY EUR for JPY at 0.0083             22,618,005 EUR (JPY)                        0            0          0    (3,562,742)
BUY EUR for JPY at 0.0083             22,588,177 EUR (JPY)                        0            0          0    (3,529,915)
BUY EUR for JPY at 0.0083             21,975,853 EUR (JPY)                        0            0          0    (3,410,682)
BUY EUR for JPY at 0.0083             21,848,876 EUR (JPY)                        0            0          0    (3,364,436)
BUY EUR for JPY at 0.0083             21,116,796 EUR (JPY)                        0            0          0    (3,220,160)
BUY JPY for CHF at 99.4100            64,745,343 JPY (CHF)                        0            0          0     9,305,520
BUY JPY for EUR at 102.3200           67,042,327 JPY (EUR)                        0            0          0      (237,182)
BUY JPY for EUR at 102.3900           67,132,179 JPY (EUR)                        0            0          0      (191,775)
BUY JPY for EUR at 102.5080           67,103,954 JPY (EUR)                        0            0          0      (113,795)
BUY JPY for EUR at 104.0900           67,590,909 JPY (EUR)                        0            0          0       891,545
BUY JPY for EUR at 104.9850           67,514,469 JPY (EUR)                        0            0          0     1,469,168
BUY JPY for EUR at 105.9750          136,302,251 JPY (EUR)                        0            0          0     4,222,715
BUY JPY for EUR at 107.8340           20,293,661 JPY (EUR)                        0            0          0       927,493
BUY JPY for EUR at 107.9764           20,960,483 JPY (EUR)                        0            0          0       967,692
BUY JPY for EUR at 108.9650           71,014,729 JPY (EUR)                        0            0          0     4,016,592
BUY JPY for EUR at 109.4300          106,325,301 JPY (EUR)                        0            0          0     6,437,140
BUY JPY for EUR at 110.2050          140,406,421 JPY (EUR)                        0            0          0     9,609,144
BUY JPY for EUR at 110.3680          106,170,718 JPY (EUR)                        0            0          0     7,345,303
BUY JPY for EUR at 110.4780          139,951,862 JPY (EUR)                        0            0          0     9,912,575
BUY JPY for EUR at 110.6535           21,104,904 JPY (EUR)                        0            0          0     1,454,893

                1                      16            17           18           19            20
                                                                TOTAL                    ADJUSTMENT
                                                 UNREALIZED    FOREIGN      CURRENT     TO CARRYING
                                                 VALUATION    EXCHANGE       YEAR'S       VALUE OF
                                       FAIR       INCREASE    CHANGE IN  (AMORTIZATION)    HEDGED
           DESCRIPTION                VALUE      (DECREASE)    B./A.C.V.   ACCRETION       ITEMS
--------------------------------- ------------- -----------  ----------- -------------- -----------
                                  ------------- -----------  ----------- -------------- -----------
0959999  Total-Swaps-Hedging
 Other-Other                        195,358,267  72,973,263            0              0           0
                                  ------------- -----------  ----------- -------------- -----------
0969999  Total-Swaps-Hedging
 Other                              255,658,374 293,723,130    2,951,307              0           0
                                  ------------- -----------  ----------- -------------- -----------
SWAPS - REPLICATIONS - CREDIT DEFAULT
CDS: PACIFIC GAS & ELECT REC 1.00%      (69,350)          0            0              0           0
CDS: TEVA PHARM IND LTD REC 1.00%       113,582           0            0              0           0
                                  ------------- -----------  ----------- -------------- -----------
0989999  Total-Swaps-Replications
 -Credit Default                         44,232           0            0              0           0
                                  ------------- -----------  ----------- -------------- -----------
1029999  Total-Swaps-Replications        44,232           0            0              0           0
                                  ------------- -----------  ----------- -------------- -----------
1159999  Total-Swaps-Interest
 Rate                                43,567,184 150,845,140            0              0           0
                                  ------------- -----------  ----------- -------------- -----------
1169999  Total-Swaps-Credit
 Default                                713,610   4,886,988           87              0           0
                                  ------------- -----------  ----------- -------------- -----------
1179999  Total-Swaps-Foreign
 Exchange                           233,083,562  28,084,614    3,133,556              0           0
                                  ------------- -----------  ----------- -------------- -----------
1189999  Total-Swaps-Total Return    15,937,400  36,933,125            0              0           0
                                  ------------- -----------  ----------- -------------- -----------
1199999  Total-Swaps-Other          195,358,267  72,973,263            0              0           0
                                  ------------- -----------  ----------- -------------- -----------
1209999  Total-Swaps                488,660,022 293,723,130    3,133,643              0           0
                                  ------------- -----------  ----------- -------------- -----------
FORWARDS - HEDGING OTHER
BUY CHF for JPY at 0.0109            (4,054,523)          0   (4,054,523)             0           0
BUY EUR for JPY at 0.0083            (3,437,644)          0   (3,437,644)             0           0
BUY EUR for JPY at 0.0083            (3,494,376)          0   (3,494,376)             0           0
BUY EUR for JPY at 0.0083            (3,562,742)          0   (3,562,742)             0           0
BUY EUR for JPY at 0.0083            (3,529,915)          0   (3,529,915)             0           0
BUY EUR for JPY at 0.0083            (3,410,682)          0   (3,410,682)             0           0
BUY EUR for JPY at 0.0083            (3,364,436)          0   (3,364,436)             0           0
BUY EUR for JPY at 0.0083            (3,220,160)          0   (3,220,160)             0           0
BUY JPY for CHF at 99.4100            9,305,520           0    9,305,520              0           0
BUY JPY for EUR at 102.3200            (237,182)          0     (237,182)             0           0
BUY JPY for EUR at 102.3900            (191,775)          0     (191,775)             0           0
BUY JPY for EUR at 102.5080            (113,795)          0     (113,795)             0           0
BUY JPY for EUR at 104.0900             891,545           0      891,545              0           0
BUY JPY for EUR at 104.9850           1,469,168           0    1,469,168              0           0
BUY JPY for EUR at 105.9750           4,222,715           0    4,222,715              0           0
BUY JPY for EUR at 107.8340             927,493           0      975,203              0           0
BUY JPY for EUR at 107.9764             967,692           0      967,697              0           0
BUY JPY for EUR at 108.9650           4,016,592           0    4,016,592              0           0
BUY JPY for EUR at 109.4300           6,437,140           0    6,437,140              0           0
BUY JPY for EUR at 110.2050           9,609,144           0    9,609,144              0           0
BUY JPY for EUR at 110.3680           7,345,303           0    7,345,303              0           0
BUY JPY for EUR at 110.4780           9,912,575           0    9,912,575              0           0
BUY JPY for EUR at 110.6535           1,454,893           0      984,638              0           0

                1                      21         22           23
                                                              HEDGE
                                                CREDIT    EFFECTIVENESS
                                              QUALITY OF   AT INCEPTION
                                   POTENTIAL   REFERENCE      AND AT
           DESCRIPTION              EXPOSURE    ENTITY   QUARTER-END (a)
--------------------------------- ----------- ---------- ---------------
                                  ----------- ---------- ---------------
0959999  Total-Swaps-Hedging
 Other-Other                      139,137,318        XXX             XXX
                                  ----------- ---------- ---------------
0969999  Total-Swaps-Hedging
 Other                            563,848,968        XXX             XXX
                                  ----------- ---------- ---------------
SWAPS - REPLICATIONS - CREDIT DEFAULT
CDS: PACIFIC GAS & ELECT REC 1.00%  3,000,000          1
CDS: TEVA PHARM IND LTD REC 1.00%  10,000,000          1
                                  ----------- ---------- ---------------
0989999  Total-Swaps-Replications
 -Credit Default                   13,000,000        XXX             XXX
                                  ----------- ---------- ---------------
1029999  Total-Swaps-Replications  13,000,000        XXX             XXX
                                  ----------- ---------- ---------------
1159999  Total-Swaps-Interest
 Rate                              31,883,171        XXX             XXX
                                  ----------- ---------- ---------------
1169999  Total-Swaps-Credit
 Default                          354,074,701        XXX             XXX
                                  ----------- ---------- ---------------
1179999  Total-Swaps-Foreign
 Exchange                          68,432,721        XXX             XXX
                                  ----------- ---------- ---------------
1189999  Total-Swaps-Total Return   6,465,498        XXX             XXX
                                  ----------- ---------- ---------------
1199999  Total-Swaps-Other        139,137,318        XXX             XXX
                                  ----------- ---------- ---------------
1209999  Total-Swaps              599,993,409        XXX             XXX
                                  ----------- ---------- ---------------
FORWARDS - HEDGING OTHER
BUY CHF for JPY at 0.0109             282,523                          3
BUY EUR for JPY at 0.0083              11,299                          5
BUY EUR for JPY at 0.0083              33,138                          5
BUY EUR for JPY at 0.0083              46,984                          5
BUY EUR for JPY at 0.0083              57,922                          5
BUY EUR for JPY at 0.0083              64,302                          5
BUY EUR for JPY at 0.0083              70,960                          5
BUY EUR for JPY at 0.0083              75,372                          5
BUY JPY for CHF at 99.4100            313,361                          3
BUY JPY for EUR at 102.3200           334,292                          3
BUY JPY for EUR at 102.3900           334,740                          3
BUY JPY for EUR at 102.5080           335,060                          3
BUY JPY for EUR at 104.0900           330,937                          3
BUY JPY for EUR at 104.9850           329,617                          3
BUY JPY for EUR at 105.9750           665,451                          3
BUY JPY for EUR at 107.8340            42,156                          5
BUY JPY for EUR at 107.9764            53,748                          5
BUY JPY for EUR at 108.9650           335,053                          3
BUY JPY for EUR at 109.4300           487,561                          3
BUY JPY for EUR at 110.2050           651,141                          3
BUY JPY for EUR at 110.3680           485,264                          3
BUY JPY for EUR at 110.4780           631,220                          3
BUY JPY for EUR at 110.6535            31,730                          5


                                     QE06.6

 Statement as of September 30, 2011 of the HARTFORD LIFE AND ANNUITY INSURANCE
                                     COMPANY (Unaudited)

                1                        2            3         4              5               6          7          8
                                  DESCRIPTION OF
                                   ITEMS HEDGED
                                    OR USED FOR   SCHEDULE                                             DATE OF
                                      INCOME      /EXHIBIT   TYPE(S)      EXCHANGE OR        TRADE   MATURITY OR NUMBER OF
           DESCRIPTION              GENERATION   IDENTIFIER  OF RISK     COUNTERPARTY        DATE    EXPIRATION  CONTRACTS
--------------------------------- -------------- ---------- -------- -------------------- ---------- ----------- ---------
BUY JPY for EUR at 110.9300       VAGLB Hedge    N/A        CURRENCY JP MORGAN CHASE BANK 07/21/2011  07/25/2012         0
BUY JPY for EUR at 110.9850       VAGLB Hedge    N/A        CURRENCY MORGAN STANLEY CAPIT 01/31/2011  02/02/2012         0
BUY JPY for EUR at 111.2125       VAGLB Hedge    N/A        CURRENCY DEUTSCHE BANK, AG    07/26/2011  07/30/2012         0
BUY JPY for EUR at 111.6300       VAGLB Hedge    N/A        CURRENCY MORGAN STANLEY CAPIT 02/28/2011  03/02/2012         0
BUY JPY for EUR at 111.6920       VAGLB Hedge    N/A        CURRENCY WELLS FARGO BANK     08/04/2011  08/08/2012         0
BUY JPY for EUR at 112.9888       VAGLB Hedge    N/A        CURRENCY MORGAN STANLEY CAPIT 09/30/2010  10/04/2011         0
BUY JPY for EUR at 115.5000       VAGLB Hedge    N/A        CURRENCY MORGAN STANLEY CAPIT 03/31/2011  04/03/2012         0
BUY JPY for EUR at 117.9810       VAGLB Hedge    N/A        CURRENCY JP MORGAN CHASE BANK 04/14/2011  04/18/2012         0
BUY JPY for EUR at 118.8070       VAGLB Hedge    N/A        CURRENCY CITIBANK, N.A        04/28/2011  05/07/2012         0
BUY JPY for EUR at 119.4000       VAGLB Hedge    N/A        CURRENCY MORGAN STANLEY CAPIT 04/28/2011  02/06/2012         0
BUY JPY for EUR at 119.8845       VAGLB Hedge    N/A        CURRENCY JP MORGAN CHASE BANK 04/28/2011  11/07/2011         0
BUY JPY for GBP at 118.9000       VAGLB Hedge    N/A        CURRENCY DEUTSCHE BANK, AG    09/30/2011  10/04/2012         0
BUY JPY for GBP at 120.2130       VAGLB Hedge    N/A        CURRENCY DEUTSCHE BANK, AG    09/16/2011  09/21/2012         0
BUY JPY for GBP at 124.3300       VAGLB Hedge    N/A        CURRENCY CITIBANK, N.A        08/02/2011  08/06/2012         0
BUY JPY for GBP at 131.5790       VAGLB Hedge    N/A        CURRENCY WELLS FARGO BANK     05/04/2011  05/08/2012         0
BUY JPY for GBP at 131.7760       VAGLB Hedge    N/A        CURRENCY CITIBANK, N.A        05/03/2011  05/08/2012         0
BUY JPY for USD at 75.8750        VAGLB Hedge    N/A        CURRENCY MORGAN STANLEY CAPIT 08/10/2011  08/13/2012         0
BUY JPY for USD at 75.9120        VAGLB Hedge    N/A        CURRENCY JP MORGAN CHASE BANK 08/10/2011  08/13/2012         0
BUY JPY for USD at 75.9330        VAGLB Hedge    N/A        CURRENCY BARCLAYS BANK PLC    09/20/2011  09/24/2012         0
BUY JPY for USD at 75.9675        VAGLB Hedge    N/A        CURRENCY CITIBANK, N.A        08/19/2011  08/23/2012         0
BUY JPY for USD at 75.9675        VAGLB Hedge    N/A        CURRENCY CITIBANK, N.A        08/19/2011  08/23/2012         0
BUY JPY for USD at 75.9870        VAGLB Hedge    N/A        CURRENCY CREDIT SUISSE FIRST  09/20/2011  09/24/2012         0
BUY JPY for USD at 76.1070        VAGLB Hedge    N/A        CURRENCY CITIBANK, N.A        08/17/2011  08/20/2012         0
BUY JPY for USD at 76.4740        VAGLB Hedge    N/A        CURRENCY CITIBANK, N.A        08/09/2011  08/13/2012         0
BUY JPY for USD at 76.7320        VAGLB Hedge    N/A        CURRENCY JP MORGAN CHASE BANK 08/09/2011  08/13/2012         0
BUY JPY for USD at 76.7325        VAGLB Hedge    N/A        CURRENCY CITIBANK, N.A        09/09/2011  09/12/2012         0
BUY JPY for USD at 76.8575        VAGLB Hedge    N/A        CURRENCY CITIBANK, N.A        09/06/2011  09/10/2012         0
BUY JPY for USD at 77.5940        VAGLB Hedge    N/A        CURRENCY JP MORGAN CHASE BANK 07/27/2011  08/01/2012         0
BUY JPY for USD at 77.9700        VAGLB Hedge    N/A        CURRENCY JP MORGAN CHASE BANK 08/05/2011  08/09/2012         0
BUY JPY for USD at 78.0150        VAGLB Hedge    N/A        CURRENCY JP MORGAN CHASE BANK 07/21/2011  07/30/2012         0
BUY JPY for USD at 78.0260        VAGLB Hedge    N/A        CURRENCY JP MORGAN CHASE BANK 07/21/2011  07/25/2012         0
BUY JPY for USD at 78.3750        VAGLB Hedge    N/A        CURRENCY JP MORGAN CHASE BANK 08/04/2011  08/08/2012         0
BUY JPY for USD at 78.6870        VAGLB Hedge    N/A        CURRENCY JP MORGAN CHASE BANK 07/14/2011  07/19/2012         0
BUY JPY for USD at 78.8110        VAGLB Hedge    N/A        CURRENCY CITIBANK, N.A        07/19/2011  07/23/2012         0
BUY JPY for USD at 78.8170        VAGLB Hedge    N/A        CURRENCY DEUTSCHE BANK, AG    07/19/2011  07/23/2012         0
BUY JPY for USD at 79.9255        VAGLB Hedge    N/A        CURRENCY JP MORGAN CHASE BANK 06/22/2011  06/22/2012         0
BUY JPY for USD at 80.1310        VAGLB Hedge    N/A        CURRENCY GOLDMAN SACHS BANK U 06/30/2011  07/05/2012         0
BUY JPY for USD at 80.1720        VAGLB Hedge    N/A        CURRENCY DEUTSCHE BANK, AG    06/30/2011  07/05/2012         0

                1                       9                 10               11           12          13          14        15
                                                        STRIKE         PRIOR YEAR  CURRENT YEAR
                                                     PRICE, RATE      INITIAL COST INITIAL COST                BOOK/
                                                      OF INDEXED       OF PREMIUM   OF PREMIUM    CURRENT     ADJUSTED
                                     NOTIONAL          RECEIVED        (RECEIVED)   (RECEIVED)     YEAR       CARRYING
           DESCRIPTION                AMOUNT            (PAID)            PAID         PAID       INCOME       VALUE     CODE
--------------------------------- ------------- --------------------- ------------ ------------ ---------- ------------- ----
BUY JPY for EUR at 110.9300         141,285,105 JPY (EUR)                        0            0          0    10,505,016
BUY JPY for EUR at 110.9850          20,749,420 JPY (EUR)                        0            0          0     1,549,839
BUY JPY for EUR at 111.2125         142,452,286 JPY (EUR)                        0            0          0    10,886,333
BUY JPY for EUR at 111.6300          20,749,420 JPY (EUR)                        0            0          0     1,678,760
BUY JPY for EUR at 111.6920         141,346,495 JPY (EUR)                        0            0          0    11,535,293
BUY JPY for EUR at 112.9888          20,349,533 JPY (EUR)                        0            0          0     1,868,140
BUY JPY for EUR at 115.5000          20,511,583 JPY (EUR)                        0            0          0     2,372,627
BUY JPY for EUR at 117.9810         212,834,035 JPY (EUR)                        0            0          0    29,069,045
BUY JPY for EUR at 118.8070         634,434,630 JPY (EUR)                        0            0          0    89,188,168
BUY JPY for EUR at 119.4000         282,603,941 JPY (EUR)                        0            0          0    40,575,537
BUY JPY for EUR at 119.8845         626,354,569 JPY (EUR)                        0            0          0    91,327,758
BUY JPY for GBP at 118.9000          77,127,660 JPY (GBP)                        0            0          0        13,672
BUY JPY for GBP at 120.2130          78,187,317 JPY (GBP)                        0            0          0       835,303
BUY JPY for GBP at 124.3300         161,164,042 JPY (GBP)                        0            0          0     6,798,488
BUY JPY for GBP at 131.5790         195,765,669 JPY (GBP)                        0            0          0    18,954,582
BUY JPY for GBP at 131.7760         258,042,316 JPY (GBP)                        0            0          0    25,408,834
BUY JPY for USD at 75.8750           99,183,007 JPY (USD)                        0            0          0      (982,011)
BUY JPY for USD at 75.9120          198,462,745 JPY (USD)                        0            0          0    (1,868,018)
BUY JPY for USD at 75.9330           99,323,741 JPY (USD)                        0            0          0      (812,308)
BUY JPY for USD at 75.9675           74,727,031 JPY (USD)                        0            0          0      (629,595)
BUY JPY for USD at 75.9675          144,472,260 JPY (USD)                        0            0          0    (1,217,218)
BUY JPY for USD at 75.9870           99,394,375 JPY (USD)                        0            0          0      (742,250)
BUY JPY for USD at 76.1070           24,850,454 JPY (USD)                        0            0          0      (166,314)
BUY JPY for USD at 76.4740           98,944,236 JPY (USD)                        0            0          0      (204,897)
BUY JPY for USD at 76.7320          198,556,087 JPY (USD)                        0            0          0       259,640
BUY JPY for USD at 76.7325           24,672,830 JPY (USD)                        0            0          0        49,500
BUY JPY for USD at 76.8575           99,666,083 JPY (USD)                        0            0          0       355,680
BUY JPY for USD at 77.5940           34,833,451 JPY (USD)                        0            0          0       427,380
BUY JPY for USD at 77.9700           69,536,247 JPY (USD)                        0            0          0     1,208,867
BUY JPY for USD at 78.0150           34,777,113 JPY (USD)                        0            0          0       616,971
BUY JPY for USD at 78.0260           34,782,016 JPY (USD)                        0            0          0       618,043
BUY JPY for USD at 78.3750           34,714,313 JPY (USD)                        0            0          0       787,533
BUY JPY for USD at 78.6870           34,771,100 JPY (USD)                        0            0          0       913,434
BUY JPY for USD at 78.8110           99,836,585 JPY (USD)                        0            0          0     2,779,759
BUY JPY for USD at 78.8170           99,844,185 JPY (USD)                        0            0          0     2,787,544
BUY JPY for USD at 79.9255           99,813,300 JPY (USD)                        0            0          0     4,157,744
BUY JPY for USD at 80.1310           99,221,149 JPY (USD)                        0            0          0     4,451,680
BUY JPY for USD at 80.1720          198,543,834 JPY (USD)                        0            0          0     9,009,744

                1                      16            17           18           19            20
                                                                TOTAL                    ADJUSTMENT
                                                 UNREALIZED    FOREIGN      CURRENT     TO CARRYING
                                                 VALUATION    EXCHANGE       YEAR'S       VALUE OF
                                       FAIR       INCREASE    CHANGE IN  (AMORTIZATION)    HEDGED
           DESCRIPTION                VALUE      (DECREASE)    B./A.C.V.   ACCRETION       ITEMS
--------------------------------- ------------- -----------  ----------- -------------- -----------
BUY JPY for EUR at 110.9300          10,505,016           0   10,505,016              0           0
BUY JPY for EUR at 110.9850           1,549,839           0    1,549,839              0           0
BUY JPY for EUR at 111.2125          10,886,333           0   10,886,333              0           0
BUY JPY for EUR at 111.6300           1,678,760           0    1,678,760              0           0
BUY JPY for EUR at 111.6920          11,535,293           0   11,535,293              0           0
BUY JPY for EUR at 112.9888           1,868,140           0      990,746              0           0
BUY JPY for EUR at 115.5000           2,372,627           0    2,372,627              0           0
BUY JPY for EUR at 117.9810          29,069,045           0   29,069,045              0           0
BUY JPY for EUR at 118.8070          89,188,168           0   89,188,168              0           0
BUY JPY for EUR at 119.4000          40,575,537           0   40,575,537              0           0
BUY JPY for EUR at 119.8845          91,327,758           0   91,327,758              0           0
BUY JPY for GBP at 118.9000              13,672           0       13,672              0           0
BUY JPY for GBP at 120.2130             835,303           0      835,303              0           0
BUY JPY for GBP at 124.3300           6,798,488           0    6,798,488              0           0
BUY JPY for GBP at 131.5790          18,954,582           0   18,954,582              0           0
BUY JPY for GBP at 131.7760          25,408,834           0   25,408,834              0           0
BUY JPY for USD at 75.8750             (982,011)          0     (982,011)             0           0
BUY JPY for USD at 75.9120           (1,868,018)          0   (1,868,018)             0           0
BUY JPY for USD at 75.9330             (812,308)          0     (812,308)             0           0
BUY JPY for USD at 75.9675             (629,595)          0     (629,595)             0           0
BUY JPY for USD at 75.9675           (1,217,218)          0   (1,217,218)             0           0
BUY JPY for USD at 75.9870             (742,250)          0     (742,250)             0           0
BUY JPY for USD at 76.1070             (166,314)          0     (166,314)             0           0
BUY JPY for USD at 76.4740             (204,897)          0     (204,897)             0           0
BUY JPY for USD at 76.7320              259,640           0      259,640              0           0
BUY JPY for USD at 76.7325               49,500           0       49,500              0           0
BUY JPY for USD at 76.8575              355,680           0      355,680              0           0
BUY JPY for USD at 77.5940              427,380           0      427,380              0           0
BUY JPY for USD at 77.9700            1,208,867           0    1,208,867              0           0
BUY JPY for USD at 78.0150              616,971           0      616,971              0           0
BUY JPY for USD at 78.0260              618,043           0      618,043              0           0
BUY JPY for USD at 78.3750              787,533           0      787,533              0           0
BUY JPY for USD at 78.6870              913,434           0      913,434              0           0
BUY JPY for USD at 78.8110            2,779,759           0    2,779,759              0           0
BUY JPY for USD at 78.8170            2,787,544           0    2,787,544              0           0
BUY JPY for USD at 79.9255            4,157,744           0    4,157,744              0           0
BUY JPY for USD at 80.1310            4,451,680           0    4,451,680              0           0
BUY JPY for USD at 80.1720            9,009,744           0    9,009,744              0           0

                1                      21         22           23
                                                              HEDGE
                                                CREDIT    EFFECTIVENESS
                                              QUALITY OF   AT INCEPTION
                                   POTENTIAL   REFERENCE      AND AT
           DESCRIPTION              EXPOSURE    ENTITY   QUARTER-END (a)
--------------------------------- ----------- ---------- ---------------
BUY JPY for EUR at 110.9300           639,375                          3
BUY JPY for EUR at 110.9850            60,713                          5
BUY JPY for EUR at 111.2125           650,025                          3
BUY JPY for EUR at 111.6300            67,389                          5
BUY JPY for EUR at 111.6920           654,457                          3
BUY JPY for EUR at 112.9888            10,651                          5
BUY JPY for EUR at 115.5000            73,211                          5
BUY JPY for EUR at 117.9810           789,701                          3
BUY JPY for EUR at 118.8070         2,462,758                          3
BUY JPY for EUR at 119.4000           840,034                          3
BUY JPY for EUR at 119.8845         1,010,498                          3
BUY JPY for GBP at 118.9000           388,271                          3
BUY JPY for GBP at 120.2130           386,629                          3
BUY JPY for GBP at 124.3300           743,827                          3
BUY JPY for GBP at 131.5790           761,651                          3
BUY JPY for GBP at 131.7760         1,003,947                          3
BUY JPY for USD at 75.8750            462,886                          5
BUY JPY for USD at 75.9120            926,224                          5
BUY JPY for USD at 75.9330            493,205                          3
BUY JPY for USD at 75.9675            354,192                          5
BUY JPY for USD at 75.9675            684,770                          5
BUY JPY for USD at 75.9870            493,556                          3
BUY JPY for USD at 76.1070            117,246                          5
BUY JPY for USD at 76.4740            461,772                          5
BUY JPY for USD at 76.7320            926,660                          5
BUY JPY for USD at 76.7325            120,457                          5
BUY JPY for USD at 76.8575            485,187                          5
BUY JPY for USD at 77.5940            159,471                          5
BUY JPY for USD at 77.9700            322,478                          5
BUY JPY for USD at 78.0150            158,692                          5
BUY JPY for USD at 78.0260            157,403                          5
BUY JPY for USD at 78.3750            160,733                          5
BUY JPY for USD at 78.6870            155,767                          5
BUY JPY for USD at 78.8110            450,289                          3
BUY JPY for USD at 78.8170            450,323                          3
BUY JPY for USD at 79.9255            426,042                          5
BUY JPY for USD at 80.1310            433,740                          3
BUY JPY for USD at 80.1720            867,925                          3


                                     QE06.7

 Statement as of September 30, 2011 of the HARTFORD LIFE AND ANNUITY INSURANCE
                                     COMPANY (Unaudited)

                1                        2            3         4              5               6          7          8
                                  DESCRIPTION OF
                                   ITEMS HEDGED
                                    OR USED FOR   SCHEDULE                                             DATE OF
                                      INCOME      /EXHIBIT   TYPE(S)      EXCHANGE OR        TRADE   MATURITY OR NUMBER OF
           DESCRIPTION              GENERATION   IDENTIFIER  OF RISK     COUNTERPARTY        DATE    EXPIRATION  CONTRACTS
--------------------------------- -------------- ---------- -------- -------------------- ---------- ----------- ---------
BUY JPY for USD at 80.2620        VAGLB Hedge    N/A        CURRENCY JP MORGAN CHASE BANK 11/04/2010  11/08/2011         0
BUY JPY for USD at 80.2830        VAGLB Hedge    N/A        CURRENCY JP MORGAN CHASE BANK 06/15/2011  06/18/2012         0
BUY JPY for USD at 80.4330        VAGLB Hedge    N/A        CURRENCY JP MORGAN CHASE BANK 06/28/2011  06/29/2012         0
BUY JPY for USD at 80.4630        VAGLB Hedge    N/A        CURRENCY WELLS FARGO BANK     11/05/2010  11/09/2011         0
BUY JPY for USD at 80.5580        VAGLB Hedge    N/A        CURRENCY BARCLAYS BANK PLC    11/05/2010  11/09/2011         0
BUY JPY for USD at 80.6450        VAGLB Hedge    N/A        CURRENCY JP MORGAN CHASE BANK 03/18/2011  03/23/2012         0
BUY JPY for USD at 80.7318        VAGLB Hedge    N/A        CURRENCY CITIBANK, N.A        03/18/2011  03/22/2012         0
BUY JPY for USD at 80.7750        VAGLB Hedge    N/A        CURRENCY BNP PARIBAS          11/05/2010  11/09/2011         0
BUY JPY for USD at 81.1800        VAGLB Hedge    N/A        CURRENCY JP MORGAN CHASE BANK 05/31/2011  06/04/2012         0
BUY JPY for USD at 81.4500        VAGLB Hedge    N/A        CURRENCY JP MORGAN CHASE BANK 04/21/2011  04/23/2012         0
BUY JPY for USD at 81.6915        VAGLB Hedge    N/A        CURRENCY JP MORGAN CHASE BANK 05/19/2011  05/23/2012         0
BUY USD for JPY at 80.4920        VAGLB Hedge    N/A        CURRENCY WELLS FARGO BANK     03/24/2011  03/26/2012         0
BUY USD for JPY at 82.9770        VAGLB Hedge    N/A        CURRENCY WELLS FARGO BANK     01/12/2011  11/09/2011         0
BUY USD for JPY at 83.8730        VAGLB Hedge    N/A        CURRENCY CITIBANK, N.A        04/01/2011  04/05/2012         0
BUY USD for JPY at 84.0680        VAGLB Hedge    N/A        CURRENCY JP MORGAN CHASE BANK 04/05/2011  03/23/2012         0

1229999  Total-Forwards-Hedging
 Other

1269999  Total-Forwards

1399999  Total-Hedging Effective

1409999  Total-Hedging Other

1419999  Total-Replication

1449999  TOTAL

                1                       9                 10               11           12          13          14        15
                                                        STRIKE         PRIOR YEAR  CURRENT YEAR
                                                     PRICE, RATE      INITIAL COST INITIAL COST                BOOK/
                                                      OF INDEXED       OF PREMIUM   OF PREMIUM    CURRENT     ADJUSTED
                                     NOTIONAL          RECEIVED        (RECEIVED)   (RECEIVED)     YEAR       CARRYING
           DESCRIPTION                AMOUNT            (PAID)            PAID         PAID       INCOME       VALUE     CODE
--------------------------------- ------------- --------------------- ------------ ------------ ---------- ------------- ----
BUY JPY for USD at 80.2620           99,555,941 JPY (USD)                        0            0          0     4,176,376
BUY JPY for USD at 80.2830           99,569,639 JPY (USD)                        0            0          0     4,613,071
BUY JPY for USD at 80.4330           99,564,276 JPY (USD)                        0            0          0     4,830,887
BUY JPY for USD at 80.4630           49,454,825 JPY (USD)                        0            0          0     2,219,265
BUY JPY for USD at 80.5580           49,513,215 JPY (USD)                        0            0          0     2,280,890
BUY JPY for USD at 80.6450          198,792,137 JPY (USD)                        0            0          0     9,804,275
BUY JPY for USD at 80.7318          199,005,978 JPY (USD)                        0            0          0    10,025,687
BUY JPY for USD at 80.7750           99,293,178 JPY (USD)                        0            0          0     4,843,305
BUY JPY for USD at 81.1800           24,981,536 JPY (USD)                        0            0          0     1,436,846
BUY JPY for USD at 81.4500           49,822,608 JPY (USD)                        0            0          0     3,004,585
BUY JPY for USD at 81.6915           49,909,274 JPY (USD)                        0            0          0     3,192,839
BUY USD for JPY at 80.4920          100,000,000 USD (JPY)                        0            0          0    (4,722,668)
BUY USD for JPY at 82.9770           48,485,122 USD (JPY)                        0            0          0    (3,735,244)
BUY USD for JPY at 83.8730          100,000,000 USD (JPY)                        0            0          0    (9,142,341)
BUY USD for JPY at 84.0680          190,000,000 USD (JPY)                        0            0          0   (17,800,980)
                                                                      ------------ ------------ ---------- ------------- ----
1229999  Total-Forwards-Hedging
 Other                                                                           0            0          0   407,337,645  XXX
                                                                      ------------ ------------ ---------- ------------- ----
1269999  Total-Forwards                                                          0            0          0   407,337,645  XXX
                                                                      ------------ ------------ ---------- ------------- ----
1399999  Total-Hedging Effective                                                 0            0  2,959,006     6,173,918  XXX
                                                                      ------------ ------------ ---------- ------------- ----
1409999  Total-Hedging Other                                           569,399,328  344,141,483  1,179,978 1,865,491,372  XXX
                                                                      ------------ ------------ ---------- ------------- ----
1419999  Total-Replication                                                  97,770      (24,525)    81,083        73,245  XXX
                                                                      ------------ ------------ ---------- ------------- ----
1449999  TOTAL                                                         569,497,097  344,116,958  4,220,068 1,871,738,535  XXX
                                                                      ============ ============ ========== ============= ====
                1                      16            17           18           19            20
                                                                TOTAL                    ADJUSTMENT
                                                 UNREALIZED    FOREIGN      CURRENT     TO CARRYING
                                                 VALUATION    EXCHANGE       YEAR'S       VALUE OF
                                       FAIR       INCREASE    CHANGE IN  (AMORTIZATION)    HEDGED
           DESCRIPTION                VALUE      (DECREASE)    B./A.C.V.   ACCRETION       ITEMS
--------------------------------- ------------- -----------  ----------- -------------- -----------
BUY JPY for USD at 80.2620            4,176,376           0    4,756,129              0           0
BUY JPY for USD at 80.2830            4,613,071           0    4,613,071              0           0
BUY JPY for USD at 80.4330            4,830,887           0    4,830,887              0           0
BUY JPY for USD at 80.4630            2,219,265           0    2,384,103              0           0
BUY JPY for USD at 80.5580            2,280,890           0    2,387,162              0           0
BUY JPY for USD at 80.6450            9,804,275           0    9,804,275              0           0
BUY JPY for USD at 80.7318           10,025,687           0   10,025,687              0           0
BUY JPY for USD at 80.7750            4,843,305           0    4,788,295              0           0
BUY JPY for USD at 81.1800            1,436,846           0    1,436,846              0           0
BUY JPY for USD at 81.4500            3,004,585           0    3,004,585              0           0
BUY JPY for USD at 81.6915            3,192,839           0    3,192,839              0           0
BUY USD for JPY at 80.4920           (4,722,668)          0   (4,722,668)             0           0
BUY USD for JPY at 82.9770           (3,735,244)          0   (3,735,244)             0           0
BUY USD for JPY at 83.8730           (9,142,341)          0   (9,142,341)             0           0
BUY USD for JPY at 84.0680          (17,800,980)          0  (17,800,980)             0           0
                                  ------------- -----------  ----------- -------------- -----------
1229999  Total-Forwards-Hedging
 Other                              407,337,645           0  406,833,562              0           0
                                  ------------- -----------  ----------- -------------- -----------
1269999  Total-Forwards             407,337,645           0  406,833,562              0           0
                                  ------------- -----------  ----------- -------------- -----------
1399999  Total-Hedging Effective    232,957,416           0      182,337              0           0
                                  ------------- -----------  ----------- -------------- -----------
1409999  Total-Hedging Other      1,865,491,372 626,917,056  429,487,019              0           0
                                  ------------- -----------  ----------- -------------- -----------
1419999  Total-Replication               44,232           0            0              0           0
                                  ------------- -----------  ----------- -------------- -----------
1449999  TOTAL                    2,098,493,020 626,917,056  429,669,355              0           0
                                  ============= ===========  =========== ============== ===========
                1                      21         22           23
                                                              HEDGE
                                                CREDIT    EFFECTIVENESS
                                              QUALITY OF   AT INCEPTION
                                   POTENTIAL   REFERENCE      AND AT
           DESCRIPTION              EXPOSURE    ENTITY   QUARTER-END (a)
--------------------------------- ----------- ---------- ---------------
BUY JPY for USD at 80.2620            162,713                          5
BUY JPY for USD at 80.2830            421,795                          5
BUY JPY for USD at 80.4330            430,535                          3
BUY JPY for USD at 80.4630             81,858                          5
BUY JPY for USD at 80.5580             81,955                          5
BUY JPY for USD at 80.6450            688,243                          5
BUY JPY for USD at 80.7318            687,012                          5
BUY JPY for USD at 80.7750            164,351                          5
BUY JPY for USD at 81.1800            102,960                          5
BUY JPY for USD at 81.4500            187,147                          5
BUY JPY for USD at 81.6915            200,660                          5
BUY USD for JPY at 80.4920            349,167                          5
BUY USD for JPY at 82.9770             80,253                          5
BUY USD for JPY at 83.8730            358,841                          5
BUY USD for JPY at 84.0680            657,804                          5
                                  ----------- ---------- ---------------
1229999  Total-Forwards-Hedging
 Other                             30,471,282        XXX             XXX
                                  ----------- ---------- ---------------
1269999  Total-Forwards            30,471,282        XXX             XXX
                                  ----------- ---------- ---------------
1399999  Total-Hedging Effective   23,144,440        XXX             XXX
                                  ----------- ---------- ---------------
1409999  Total-Hedging Other      594,320,250        XXX             XXX
                                  ----------- ---------- ---------------
1419999  Total-Replication         13,000,000        XXX             XXX
                                  ----------- ---------- ---------------
1449999  TOTAL                    630,464,691        XXX             XXX
                                  =========== ========== ===============

(a)   Code  Financial or Economic Impact of the Hedge at the End of the
            Reporting Period

      1 This derivative is part of an offsetting relationship in which an open hedge was effectively terminated as a result of the Company entering into a new derivative with offsetting terms.

      2 This derivative is part of a hedge program designed to adjust portfolio duration by either increasing or decreasing duration to approach a targeted level. For the nine months ended September 30, 2011, the hedge has been effective at achieving its objective.

      3 This derivative is part of the Company's variable annuity macro hedge program. The objective of the hedge is to partially offset the statutory reserve impact of equity, foreign currency and /or interest rate risk exposures associated with certain variable annuity rider liabilities. For the nine months ended September 30, 2011, the hedge has been effective at achieving its objective.

      4 This derivative is part of the Company's variable annuity guaranteed minimum withdrawal benefit "GMWB" rider hedge program. The objective of the hedge is to ensure that certain risk exposures related to the GMWB rider liability is contained within specified ranges. For the nine months ended September 30, 2011, the hedge has been effective at achieving its objective.

      5 This derivative is part of a hedge program that is intended to partially hedge the foreign currency risk exposures associated with certain assumed Japanese variable annuity liabilities. For the nine months ended September 30, 2011, the hedge has been effective at achieving its objective.

      7 This derivative is part of a hedge program that is intended to offset equity risk exposure associated with equity-linked liabilities. For the nine months ended September 30, 2011, the hedge has been effective at achieving its objective.


                                     QE06.8

 Statement as of September 30, 2011 of the HARTFORD LIFE AND ANNUITY INSURANCE
                                     COMPANY (Unaudited)

                        SCHEDULE DB - PART B - SECTION 1
              Futures Contracts Open as of Current Statement Date

  1          2          3                4                 5           6         7         8




                                                      DESCRIPTION  SCHEDULE/            DATE OF
TICKER   NUMBER OF   NOTIONAL                          OF HEDGED    EXHIBIT  TYPE(S)  MATURITY OR
SYMBOL   CONTRACTS    AMOUNT        DESCRIPTION         ITEM(S)   IDENTIFIER OF RISK   EXPIRATION
-------- --------- ----------- ---------------------- ----------- ---------- -------- -----------
LONG FUTURES
HEDGING OTHER

USZ1           379     379,000  DEC US LONG BOND      VAGLB Hedge N/A        INTEREST  12/20/2011

12829999 Total-Long Futures-Hedging Other

1329999 Total-Long Futures

SHORT FUTURES
HEDGING OTHER
FVZ1        (2,133) (2,133,000) DEC US 5YR NOTE       VAGLB Hedge N/A        INTEREST  12/30/2011
ESZ1       (30,060) (1,503,000) DEC S&P500 EMINI      VAGLB Hedge N/A        EQ/IDX    12/16/2011
NIZ1       (10,000) (5,000,000) DEC NIKKEI 225 (SGX)  VAGLB Hedge N/A        EQ/IDX    12/08/2011
NKZ1       (10,369)(10,369,000) DEC NIKKEI 225 (OSE)  VAGLB Hedge N/A        EQ/IDX    12/09/2011
NQZ1        (5,170)   (103,400) DEC NASDAQ 100 E-MINI VAGLB Hedge N/A        EQ/IDX    12/16/2011
TYZ1        (4,195) (4,195,000) DEC US 10YR NOTE      VAGLB Hedge N/A        INTEREST  12/20/2011
VGZ1       (15,675)   (156,750) DEC EURO STOXX 50     VAGLB Hedge N/A        EQ/IDX    12/16/2011
Z Z1        (4,290)    (42,900) DEC FTSE 100 INDEX    VAGLB Hedge N/A        EQ/IDX    12/16/2011

1349999 Total-Short Futures-Hedging Other

1389999 Total-Short Futures

1409999 Total-Hedging Other

1449999 TOTAL

  1               9                10         11         12         13         14           CHANGE IN VARIATION MARGIN
                                                                                     ---------------------------------------
                                                                                          15          16            17

                                                                              BOOK/              GAIN (LOSS)   GAIN (LOSS)
                                                     REPORTING              ADJUSTED              RECOGNIZED     USED TO
TICKER                           TRADE   TRANSACTION    DATE        FAIR    CARRYING              IN CURRENT ADJUST BASIS OF
SYMBOL         EXCHANGE          DATE       PRICE       PRICE      VALUE      VALUE   CUMULATIVE     YEAR      HEDGED ITEM
-------- -------------------- ---------- ----------- ---------- ----------- -------- ----------- ----------- ---------------
LONG FUTURES
HEDGING OTHER

USZ1     Chicago BoardofTrade 08/25/2011    136.2133   142.6250   2,430,043        0   2,430,043   2,430,043               0

12829999 Total-Long Futures-Hedging Other                         2,430,043        0   2,430,043   2,430,043               0

1329999 Total-Long Futures                                        2,430,043        0   2,430,043   2,430,043               0

SHORT FUTURES
HEDGING OTHER
         Chicago Board of
FVZ1     Trade                08/25/2011    122.4430   122.4844     (88,312)       0     (88,312)    (88,312)              0
ESZ1     Chicago Mercantile E 09/23/2011  1,150.0115 1,126.0000  36,089,342        0  36,089,342  36,089,342               0
NIZ1     Singapore Exchange   09/07/2011    112.5111   112.5454    (171,379)       0    (171,379)   (171,379)              0
NKZ1     Osaka Securities E   09/21/2011    112.0667   112.6382  (5,926,360)       0  (5,926,360) (5,926,360)              0
NQZ1     Chicago Mercantile E 09/22/2011  2,165.1443 2,134.5000   3,168,621        0   3,168,621   3,168,621               0
         Chicago Board of
TYZ1     Trade                08/26/2011    129.4432   130.0938  (2,729,176)       0  (2,729,176) (2,729,176)              0
VGZ1     Eurex                09/26/2011  2,705.9188 2,892.7052 (29,278,761)       0 (29,278,761)(29,278,761)              0
Z Z1     London Intern Fin FE 09/27/2011  8,035.2484 7,929.9809   4,515,975        0   4,515,975   4,515,975               0
                                                                ----------- -------- ----------- ----------- ---------------
1349999 Total-Short Futures-Hedging Other                         5,579,951        0   5,579,951   5,579,951               0
                                                                ----------- -------- ----------- ----------- ---------------
1389999 Total-Short Futures                                       5,579,951        0   5,579,951   5,579,951               0
                                                                ----------- -------- ----------- ----------- ---------------
1409999 Total-Hedging Other                                       8,009,994        0   8,009,994   8,009,994               0
                                                                ----------- -------- ----------- ----------- ---------------
1449999 TOTAL                                                     8,009,994        0   8,009,994   8,009,994               0
                                                                =========== ======== =========== =========== ===============
  1                                                      18        19           20


                                                                                HEDGE
                                                                            EFFECTIVENESS
                                                                             AT INCEPTION
TICKER                                                          POTENTIAL      AND AT
SYMBOL                                                DEFERRED   EXPOSURE  QUARTER-END (a)
--------                                              -------- ----------- ---------------
LONG FUTURES
HEDGING OTHER

USZ1                                                         0   1,099,100               4

12829999 Total-Long Futures-Hedging Other                    0   1,099,100             XXX

1329999 Total-Long Futures                                   0   1,099,100             XXX

SHORT FUTURES
HEDGING OTHER
FVZ1                                                         0   1,919,700               4
ESZ1                                                         0 120,240,000               3
NIZ1                                                         0  29,190,451               3
NKZ1                                                         0  32,285,418               3
NQZ1                                                         0  14,476,000               4
TYZ1                                                         0   6,712,000               4
VGZ1                                                         0  53,692,519               3
Z Z1                                                         0  23,390,367               3
                                                      -------- ----------- ---------------
1349999 Total-Short Futures-Hedging Other                    0 281,906,456             XXX
                                                      -------- ----------- ---------------
1389999 Total-Short Futures                                  0 281,906,456             XXX
                                                      -------- ----------- ---------------
1409999 Total-Hedging Other                                  0 283,005,556             XXX
                                                      -------- ----------- ---------------
1449999 TOTAL                                                0 283,005,556             XXX
                                                      ======== =========== ===============

(a) Code Financial or Economic Impact of the Hedge at the End of the Reporting Period

     3 This derivative is part of the Company's variable annuity macro hedge program. The objective of the hedge is to partially offset the statutory reserve impact of equity, foreign currency and /or interest rate risk exposures associated with certain variable annuity rider liabilities. For the nine months ended September 30, 2011, the hedge has been effective at achieving its objective.

     4 This derivative is part of the Company's variable annuity guaranteed minimum withdrawal benefit "GMWB" rider hedge program. The objective of the hedge is to ensure that certain risk exposures related to the GMWB rider liability is contained within specified ranges. For the nine months ended September 30, 2011, the hedge has been effective at achieving its objective.

                                    NET CASH
BROKER NAME                         DEPOSITS
--------------------------------   ----------
BROKERS
PRUDENTIAL BACHE COMMODITIES LLC   39,625,000
                                   ----------
Total Net Cash Deposits            39,625,000
                                   ----------


                                      QE07

 Statement as of September 30, 2011 of the HARTFORD LIFE AND ANNUITY INSURANCE
                                     COMPANY (Unaudited)

                              SCHEDULE DB - PART D

   Showing Counterparty Exposure for Derivative Instruments Open as of Current
                                 Statement Date

                                                                             BOOK ADJUSTED CARRYING VALUE
                                                                     -------------------------------------------
                  1                     2         3          4            5                6             7
                                               CREDIT                CONTRACTS WITH CONTRACTS WITH
            DESCRIPTION               MASTER   SUPPORT   FAIR VALUE  BOOK ADJUSTED   BOOK ADJUSTED
      COUNTERPARTY OR EXCHANGE      AGREEMENT  ANNEX   OF ACCEPTABLE   CARRYING        CARRYING     EXPOSURE NET
               TRADED                (Y OR N) (Y OR N)   COLLATERAL    VALUE > 0      VALUE < 0    OF COLLATERAL
----------------------------------- --------- -------- ------------- -------------- -------------- -------------
EXCHANGE TRADED DERIVATIVES
0199999  Exchange Traded            XXX       XXX                XXX              0              0             0
NAIC 1 DESIGNATION
BARCLAYS BANK PLC                   Y         Y           84,885,365     69,635,400    (13,370,511)            0
BNP PARIBAS                         Y         Y           56,368,000     80,296,661    (18,464,142)    5,464,519
BANK OF AMERICA, N.A.               Y         Y           27,844,000     34,849,852     (4,215,141)    2,790,711
CITIBANK, N.A.                      Y         Y          368,536,990    388,814,508    (24,672,597)            0
CREDIT SUISSE FIRST BOSTON INTL     Y         Y          207,500,000    166,345,076    (58,096,865)            0
DEUTSCHE BANK, AG                   Y         Y          287,200,000    236,724,820     (6,856,593)            0
GOLDMAN SACHS BANK U                Y         Y           65,193,127     57,093,912     (5,947,712)            0
GOLDMAN SACHS & CO INTERNATIONAL    Y         Y           29,170,000     41,073,532              0    11,903,532
HSBC BANK USA                       Y         Y            6,820,000      9,269,815    (11,020,924)            0
JP MORGAN CHASE BANK                Y         Y          330,540,000    359,034,877    (20,154,706)    8,340,171
MERRILL LYNCH CAPITAL SERVICES, INC Y         Y                    0              0    (14,819,169)            0
MERRILL LYNCH INTERNATIONAL         Y         Y                    0              0    (21,182,471)            0
MORGAN STANLEY CAPITAL SERVICES, IN Y         Y                    0     51,394,982    (40,144,933)   11,250,049
MORGAN STANLEY & CO INTL LTD        Y         Y          245,256,000    257,572,159     (2,895,336)    9,420,823
SOCIETE GENERALE                    Y         Y          239,630,000    280,928,915    (11,381,137)   29,917,778
UNION BANK OF SWITZERLAND, AG       Y         Y          127,941,446     71,044,794     (3,369,759)            0
WELLS FARGO BANK                    Y         Y           23,680,000     32,709,140     (8,457,912)      571,228
                                                       ------------- -------------- -------------- -------------
0299999 Total NAIC 1 Designation                       2,100,564,928  2,136,788,443   (265,049,908)   79,658,811
                                                       ------------- -------------- -------------- -------------
0899999 Totals                                         2,100,564,928  2,136,788,443   (265,049,908)   79,658,811
                                                       ============= ============== ============== =============

                                                    FAIR VALUE
                                    ------------------------------------------

                  1                         8           9              10          11         12
            DESCRIPTION                CONTRACTS      CONTRACTS                            OFF-BALANCE
      COUNTERPARTY OR EXCHANGE            FAIR          FAIR      EXPOSURE NET POTENTIAL      SHEET
               TRADED                  VALUE > 0      VALUE < 0  OF COLLATERAL  EXPOSURE     EXPOSURE
----------------------------------- --------------- ------------ ------------- ----------- -----------
EXCHANGE TRADED DERIVATIVES
0199999  Exchange Traded                  8,009,994            0     8,009,994 283,005,556 283,005,556
NAIC 1 DESIGNATION
BARCLAYS BANK PLC                       101,557,609  (13,370,511)    3,301,733  57,100,474  28,479,998
BNP PARIBAS                              80,296,661  (18,464,142)    5,464,519   4,171,274   4,171,274
BANK OF AMERICA, N.A.                    34,849,852   (4,215,141)    2,790,711  12,118,272  12,118,272
CITIBANK, N.A.                          388,814,508  (24,739,474)            0  82,495,177  78,100,098
CREDIT SUISSE FIRST BOSTON INTL         223,317,006  (58,141,690)            0 139,346,383  40,094,594
DEUTSCHE BANK, AG                       300,916,728   (4,361,283)    9,355,445  70,533,240  13,201,467
GOLDMAN SACHS BANK U                     80,778,141   (5,947,712)    9,637,302  25,919,165  11,872,238
GOLDMAN SACHS & CO INTERNATIONAL        41,073,532             0   11,903,532     230,767      230,767
HSBC BANK USA                             9,269,815  (11,020,924)            0   1,673,397           0
JP MORGAN CHASE BANK                    359,050,689  (20,154,706)    8,355,983  19,019,954  19,019,954
MERRILL LYNCH CAPITAL SERVICES, INC               0  (14,819,169)            0     724,782           0
MERRILL LYNCH INTERNATIONAL                       0  (21,182,471)            0   1,027,561           0
MORGAN STANLEY CAPITAL SERVICES, IN      51,394,982  (40,144,933)   11,250,049  52,002,494  52,002,494
MORGAN STANLEY & CO INTL LTD            257,572,159   (2,895,336)    9,420,823 139,603,726 139,603,726
SOCIETE GENERALE                        280,928,915  (11,381,137)   29,917,778          83          83
UNION BANK OF SWITZERLAND, AG           118,629,583   (3,369,759)            0  22,570,555           0
WELLS FARGO BANK                         32,709,140   (8,457,912)      571,228   1,927,387   1,927,387
                                    --------------- ------------ ------------- ----------- -----------
0299999 Total NAIC 1 Designation      2,361,159,320 (262,666,300)  101,969,103 630,464,691 400,822,352
                                    --------------- ------------ ------------- ----------- -----------
0899999 Totals                        2,369,169,314 (262,666,300)  109,979,097 913,470,247 683,827,908
                                    =============== ============ ============= =========== ===========


                                      QE08

 Statement as of September 30, 2011 of the HARTFORD LIFE AND ANNUITY INSURANCE
                                     COMPANY (Unaudited)

                                  SCH. DL-PT. 1

                                      NONE


                                  SCH. DL-PT. 2

                                      NONE


                                   QE09, QE10

 Statement as of September 30, 2011 of the HARTFORD LIFE AND ANNUITY INSURANCE
                                     COMPANY (Unaudited)

                           SCHEDULE E - PART 1 - CASH

                          Month End Depository Balances

                             1                                2      3           4               5
                                                                             AMOUNT OF       AMOUNT OF
                                                                   RATE       INTEREST    INTEREST ACCRUED
                                                                    OF    RECEIVED DURING    AT CURRENT
                         DEPOSITORY                         CODE INTEREST CURRENT QUARTER  STATEMENT DATE
----------------------------------------------------------- ---- -------- --------------- ----------------
OPEN DEPOSITORIES
Bank of America N.A. (Hartford)           Springfield, MA           0.000               0                0
Bank of America N.A. (Hartford)           Springfield, MA           0.000               0                0
Bank of America N.A. (Hartford)           Springfield, MA           0.000               0                0
JPMorgan Chase Bank - GB                  London, England           0.000               0                0
JPMorgan Chase Bank - GB                  London, England           0.000              (5)               0
JPMorgan Chase Bank - GB                  London, England           0.000          (7,541)               0
JPMorgan Chase Bank - GB                  London, England           0.000               0                0
JPMorgan Chase Bank - GB                  London, England           0.000               0                0
JPMorgan Chase Bank - GB                  London, England           0.000          (1,210)               0
JPMorgan Chase Bank, National Association New York City, NY         0.000               0                0
JPMorgan Chase Bank, National Association New York City, NY         0.000               0                0
JPMorgan Chase Bank, National Association New York City, NY         0.000               0                0
JPMorgan Chase N.A. Illinois              Chicago, IL               0.000               0                0
JPMorgan Chase N.A. Illinois              Chicago, IL               0.000               0                0
JPMorgan Chase N.A. Illinois              Chicago, IL               0.000               0                0
Wells Fargo Bank, N.A.                    San Francisco, CA         0.000               0                0
Wells Fargo Bank, N.A.                    San Francisco, CA         0.000               0                0
0199998 Deposits in 105 depositories
 that do not exceed the allowable limit
 in any one depository (see Instructions)
 - Open Depositories                                         XXX      XXX               0                0
                                                             --- -------- --------------- ----------------
0199999  Total Open Depositories                             XXX      XXX          (8,756)               0
                                                             --- -------- --------------- ----------------
0399999  Total Cash on Deposit                               XXX      XXX          (8,756)               0
                                                             --- -------- --------------- ----------------
0599999  Total Cash                                          XXX      XXX          (8,756)               0
                                                             === ======== =============== ================
                                                                 BOOK BALANCE AT END OF EACH
                                                                MONTH DURING CURRENT QUARTER
                                                            -----------------------------------

                             1                                   6           7            8       9
                         DEPOSITORY                         FIRST MONTH SECOND MONTH THIRD MONTH  *
----------------------------------------------------------- ----------- ------------ ----------- ---
OPEN DEPOSITORIES
Bank of America N.A. (Hartford)           Springfield, MA       500,000      538,335     437,979 XXX
Bank of America N.A. (Hartford)           Springfield, MA    15,032,891   16,520,741  14,752,906 XXX
Bank of America N.A. (Hartford)           Springfield, MA       358,975      374,929     401,546 XXX
JPMorgan Chase Bank - GB                  London, England   223,639,270  237,041,634 247,761,631 XXX
JPMorgan Chase Bank - GB                  London, England     2,691,318   91,321,344  23,276,825 XXX
JPMorgan Chase Bank - GB                  London, England    18,584,917  164,801,920 198,427,966 XXX
JPMorgan Chase Bank - GB                  London, England     7,885,615   44,455,912  38,256,991 XXX
JPMorgan Chase Bank - GB                  London, England    53,736,405   63,808,040  32,711,716 XXX
JPMorgan Chase Bank - GB                  London, England     5,454,074   75,619,077  84,575,322 XXX
JPMorgan Chase Bank, National Association New York City, NY      25,058          194     452,013 XXX
JPMorgan Chase Bank, National Association New York City, NY      42,277    1,165,920     197,158 XXX
JPMorgan Chase Bank, National Association New York City, NY       8,482          208   1,768,672 XXX
JPMorgan Chase N.A. Illinois              Chicago, IL           584,405    1,148,903     671,699 XXX
JPMorgan Chase N.A. Illinois              Chicago, IL           250,010      351,533     269,310 XXX
JPMorgan Chase N.A. Illinois              Chicago, IL           316,872      180,164     207,415 XXX
Wells Fargo Bank, N.A.                    San Francisco, CA   1,184,434    2,367,408     540,619 XXX
Wells Fargo Bank, N.A.                    San Francisco, CA   3,284,378    4,168,276   2,078,380 XXX
0199998 Deposits in 105 depositories
 that do not exceed the allowable limit
 in any one depository (see Instructions)
 - Open Depositories                                            611,323      560,368     872,819 XXX
                                                            ----------- ------------ ----------- ---
0199999  Total Open Depositories                            334,190,704  704,424,906 647,660,967 XXX
                                                            ----------- ------------ ----------- ---
0399999  Total Cash on Deposit                              334,190,704  704,424,906 647,660,967 XXX
                                                            ----------- ------------ ----------- ---
0599999  Total Cash                                         334,190,704  704,424,906 647,660,967 XXX
                                                            =========== ============ =========== ===


                                      QE11

 Statement as of September 30, 2011 of the HARTFORD LIFE AND ANNUITY INSURANCE
                                     COMPANY (Unaudited)

                     SCHEDULE E - PART 2 - CASH EQUIVALENTS
                  Show Investments Owned End of Current Quarter

                  1                      2       3         4         5          6                 7                 8
                                               DATE    RATE OF   MATURITY   BOOK/ADJUSTED AMOUNT OF INTEREST AMOUNT RECEIVED
             DESCRIPTION               CODE  ACQUIRED  INTEREST    DATE    CARRYING VALUE   DUE & ACCRUED      DURING YEAR
-------------------------------------- ---- ---------- -------- ---------- -------------- ------------------ ---------------
SWEEP ACCOUNTS
Fidelity Institutional Money Market
 Government Portfolio - Class I (0057)      09/30/2011    0.010 10/01/2011          7,834                  0               1
Bank Of New York Cash Reserve Account       09/30/2011    0.010 10/01/2011     49,943,499                  0             397
                                                                           -------------- ------------------ ---------------
8499999 Total - Sweep Accounts                                                 49,951,333                  0             398
                                                                           -------------- ------------------ ---------------
8699999 Total - Cash Equivalents                                               49,951,333                  0             398
                                                                           ============== ================== ===============


                                      QE12

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT VL II AND THE BOARD OF DIRECTORS OF
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life and Annuity Insurance Company Separate Account VL II (the "Account") as of December 31, 2010, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2010, by correspondence with the fund managers, where replies were not received from the fund managers; we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual Sub-Accounts disclosed in Note 1 constituting the Hartford Life and Annuity Insurance Company Separate Account VL II as of December 31, 2010, the results of their operations for each of the periods presented in the year then ended, the changes in their net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
March 30, 2011

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                         ALLIANCEBERNSTEIN VPS   ALLIANCEBERNSTEIN VPS   ALLIANCEBERNSTEIN VPS
                                            BALANCED WEALTH          INTERNATIONAL           SMALL/MID CAP
                                          STRATEGY PORTFOLIO        VALUE PORTFOLIO         VALUE PORTFOLIO
                                              SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                               44,530                   450,957                 338,754
                                               ========                ==========              ==========
  Cost                                         $461,655                $8,793,657              $4,928,113
                                               ========                ==========              ==========
  Market Value                                 $506,748                $6,660,629              $5,714,787
 Due from Hartford Life and Annuity
  Insurance Company                                   3                        --                     488
 Receivable from fund shares sold                    --                       566                      --
 Other assets                                        --                        --                      --
                                               --------                ----------              ----------
 Total Assets                                   506,751                 6,661,195               5,715,275
                                               --------                ----------              ----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                  --                       566                      --
 Payable for fund shares purchased                    3                        --                     488
 Other liabilities                                   15                        --                      --
                                               --------                ----------              ----------
 Total Liabilities                                   18                       566                     488
                                               --------                ----------              ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                  $506,733                $6,660,629              $5,714,787
                                               ========                ==========              ==========

                                                                ALLIANCEBERNSTEIN VPS
                                        ALLIANCEBERNSTEIN VPS       INTERNATIONAL
                                           VALUE PORTFOLIO         GROWTH PORTFOLIO
                                             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  ----------------------------------------------
ASSETS:
 Investments:
  Number of Shares                               1,242                    91,827
                                               =======                ==========
  Cost                                         $10,131                $1,795,793
                                               =======                ==========
  Market Value                                 $12,114                $1,674,918
 Due from Hartford Life and Annuity
  Insurance Company                                 --                        --
 Receivable from fund shares sold                   --                    45,888
 Other assets                                       --                        --
                                               -------                ----------
 Total Assets                                   12,114                 1,720,806
                                               -------                ----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                 --                    45,888
 Payable for fund shares purchased                  --                        --
 Other liabilities                                  --                        --
                                               -------                ----------
 Total Liabilities                                  --                    45,888
                                               -------                ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                  $12,114                $1,674,918
                                               =======                ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                  INVESCO V.I.        INVESCO V.I.        INVESCO V.I.
                                    CAPITAL               CORE           INTERNATIONAL
                               APPRECIATION FUND      EQUITY FUND         GROWTH FUND
                                SUB-ACCOUNT (A)     SUB-ACCOUNT (B)     SUB-ACCOUNT (C)
-----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                    103,399              47,341             232,824
                                   ==========          ==========          ==========
  Cost                             $2,449,561          $1,036,159          $5,518,967
                                   ==========          ==========          ==========
  Market Value                     $2,409,197          $1,279,622          $6,679,720
 Due from Hartford Life and
  Annuity Insurance Company                --                  19               5,259
 Receivable from fund shares
  sold                                  2,096                  --                  --
 Other assets                              --                  --                  --
                                   ----------          ----------          ----------
 Total Assets                       2,411,293           1,279,641           6,684,979
                                   ----------          ----------          ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company             2,096                  --                  --
 Payable for fund shares
  purchased                                --                  19               5,259
 Other liabilities                         --                  --                  --
                                   ----------          ----------          ----------
 Total Liabilities                      2,096                  19               5,259
                                   ----------          ----------          ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                      $2,409,197          $1,279,622          $6,679,720
                                   ==========          ==========          ==========

                                  INVESCO V.I.        INVESCO V.I.
                                  MID CAP CORE         SMALL CAP
                                  EQUITY FUND         EQUITY FUND
                                SUB-ACCOUNT (D)     SUB-ACCOUNT (E)
-----------------------------  --------------------------------------
ASSETS:
 Investments:
  Number of Shares                    334,627             150,290
                                   ==========          ==========
  Cost                             $4,144,175          $2,106,799
                                   ==========          ==========
  Market Value                     $4,146,024          $2,484,288
 Due from Hartford Life and
  Annuity Insurance Company                --              49,411
 Receivable from fund shares
  sold                                     --                  --
 Other assets                              --                  --
                                   ----------          ----------
 Total Assets                       4,146,024           2,533,699
                                   ----------          ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                --                  --
 Payable for fund shares
  purchased                                --              49,411
 Other liabilities                         --                  --
                                   ----------          ----------
 Total Liabilities                         --              49,411
                                   ----------          ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                      $4,146,024          $2,484,288
                                   ==========          ==========

(a)  Formerly AIM V.I. Capital Appreciation Fund. Change effective April 30,
     2010.

(b) Formerly AIM V.I. Core Equity Fund. Change effective April 30, 2010.

(c)  Formerly AIM V.I. International Growth Fund. Change effective April 30,
     2010.

(d) Formerly AIM V.I. Mid Cap Core Equity Fund. Change effective April 30, 2010.

(e)  Formerly AIM V.I. Small Cap Equity Fund. Change effective April 30, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                             INVESCO V.I.            INVESCO V.I.          INVESCO V.I.
                                                CAPITAL                 GLOBAL                GLOBAL
                                           DEVELOPMENT FUND        MULTI-ASSET FUND      REAL ESTATE FUND
                                            SUB-ACCOUNT (F)        SUB-ACCOUNT (G)       SUB-ACCOUNT (H)
-----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                                131,992                63,975                10,322
                                              ===========              ========              ========
  Cost                                         $2,436,492              $863,665              $125,687
                                              ===========              ========              ========
  Market Value                                 $1,770,018              $975,626              $140,177
 Due from Hartford Life and Annuity
  Insurance Company                                    --                    --                    --
 Receivable from fund shares sold                   1,537                    --                    --
 Other assets                                          --                    --                    --
                                              -----------              --------              --------
 Total Assets                                   1,771,555               975,626               140,177
                                              -----------              --------              --------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                 1,537                    --                    --
 Payable for fund shares purchased                     --                    --                    --
 Other liabilities                                     --                    --                    --
                                              -----------              --------              --------
 Total Liabilities                                  1,537                    --                    --
                                              -----------              --------              --------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                  $1,770,018              $975,626              $140,177
                                              ===========              ========              ========

                                         ALLIANCEBERNSTEIN VPS       AMERICAN FUNDS
                                              REAL ESTATE                GLOBAL
                                          INVESTMENT PORTFOLIO          BOND FUND
                                              SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------  -----------------------------------------------
ASSETS:
 Investments:
  Number of Shares                                 8,741                   133,672
                                                ========               ===========
  Cost                                           $98,753                $1,489,107
                                                ========               ===========
  Market Value                                  $105,335                $1,574,654
 Due from Hartford Life and Annuity
  Insurance Company                                   --                        18
 Receivable from fund shares sold                     --                        --
 Other assets                                         --                        --
                                                --------               -----------
 Total Assets                                    105,335                 1,574,672
                                                --------               -----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                   --                        --
 Payable for fund shares purchased                    --                        18
 Other liabilities                                    --                        --
                                                --------               -----------
 Total Liabilities                                    --                        18
                                                --------               -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                   $105,335                $1,574,654
                                                ========               ===========

(f)  Formerly AIM V.I. Capital Development Fund. Change effective April 30,
     2010.

(g) Formerly AIM V.I. PowerShares ETF Allocation Fund. Change effective April 30, 2010.

(h) Formerly AIM V.I. Global Real Estate Fund. Change effective April 30, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                          AMERICAN FUNDS                              AMERICAN FUNDS
                                           CAPITAL WORLD        AMERICAN FUNDS          BLUE CHIP
                                             GROWTH &               ASSET               INCOME AND
                                            INCOME FUND        ALLOCATION FUND         GROWTH FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                              290,637             1,844,701             1,917,400
                                            ===========          ============          ============
  Cost                                       $2,242,202           $30,267,900           $18,443,256
                                            ===========          ============          ============
  Market Value                               $2,888,928           $29,828,809           $17,601,730
 Due from Hartford Life and Annuity
  Insurance Company                               1,257                 1,743                13,173
 Receivable from fund shares sold                    --                    --                    --
 Other assets                                        --                    --                    --
                                            -----------          ------------          ------------
 Total Assets                                 2,890,185            29,830,552            17,614,903
                                            -----------          ------------          ------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                  --                    --                    --
 Payable for fund shares purchased                1,257                 1,743                13,173
 Other liabilities                                   --                     2                    --
                                            -----------          ------------          ------------
 Total Liabilities                                1,257                 1,745                13,173
                                            -----------          ------------          ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $2,888,928           $29,828,807           $17,601,730
                                            ===========          ============          ============


                                                                 AMERICAN FUNDS
                                           AMERICAN FUNDS            GLOBAL
                                             BOND FUND            GROWTH FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
ASSETS:
 Investments:
  Number of Shares                             2,933,316             1,020,230
                                            ============          ============
  Cost                                       $31,432,144           $17,179,851
                                            ============          ============
  Market Value                               $30,975,818           $21,914,533
 Due from Hartford Life and Annuity
  Insurance Company                                  246                 7,766
 Receivable from fund shares sold                     --                    --
 Other assets                                          1                    --
                                            ------------          ------------
 Total Assets                                 30,976,065            21,922,299
                                            ------------          ------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                   --                    --
 Payable for fund shares purchased                   246                 7,766
 Other liabilities                                    --                     2
                                            ------------          ------------
 Total Liabilities                                   246                 7,768
                                            ------------          ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $30,975,819           $21,914,531
                                            ============          ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                           AMERICAN FUNDS         AMERICAN FUNDS         AMERICAN FUNDS
                                             GROWTH FUND        GROWTH-INCOME FUND     INTERNATIONAL FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                             1,529,344              1,927,009              2,167,921
                                             ===========            ===========            ===========
  Cost                                       $74,799,819            $64,552,548            $36,902,929
                                             ===========            ===========            ===========
  Market Value                               $83,104,568            $66,000,061            $38,979,220
 Due from Hartford Life and Annuity
  Insurance Company                               29,363                 13,569                  7,094
 Receivable from fund shares sold                     --                     --                     --
 Other assets                                        146                     --                     --
                                             -----------            -----------            -----------
 Total Assets                                 83,134,077             66,013,630             38,986,314
                                             -----------            -----------            -----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                   --                     --                     --
 Payable for fund shares purchased                29,363                 13,569                  7,094
 Other liabilities                                    --                     21                    646
                                             -----------            -----------            -----------
 Total Liabilities                                29,363                 13,590                  7,740
                                             -----------            -----------            -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $83,104,714            $66,000,040            $38,978,574
                                             ===========            ===========            ===========

                                                                  AMERICAN FUNDS
                                           AMERICAN FUNDS          GLOBAL SMALL
                                           NEW WORLD FUND       CAPITALIZATION FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------
ASSETS:
 Investments:
  Number of Shares                               758,682                794,725
                                             ===========            ===========
  Cost                                       $12,812,954            $12,088,358
                                             ===========            ===========
  Market Value                               $17,517,974            $16,967,384
 Due from Hartford Life and Annuity
  Insurance Company                                   --                     --
 Receivable from fund shares sold                 39,988                 45,935
 Other assets                                         --                      8
                                             -----------            -----------
 Total Assets                                 17,557,962             17,013,327
                                             -----------            -----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                               39,988                 45,935
 Payable for fund shares purchased                    --                     --
 Other liabilities                                    --                     --
                                             -----------            -----------
 Total Liabilities                                39,988                 45,935
                                             -----------            -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $17,517,974            $16,967,392
                                             ===========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                             FIDELITY VIP            FIDELITY VIP            FIDELITY VIP
                                            ASSET MANAGER           EQUITY-INCOME               GROWTH
                                              PORTFOLIO               PORTFOLIO               PORTFOLIO
                                             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                                 77,784                 805,938                   1,783
                                             ============            ============            ============
  Cost                                         $1,366,412             $17,672,594                 $50,061
                                             ============            ============            ============
  Market Value                                 $1,130,973             $15,311,628                 $65,456
 Due from Hartford Life and Annuity
  Insurance Company                                    --                      --                     925
 Receivable from fund shares sold                      --                      --                      --
 Other assets                                          --                      --                      --
                                             ------------            ------------            ------------
 Total Assets                                   1,130,973              15,311,628                  66,381
                                             ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                    --                      --                      --
 Payable for fund shares purchased                     --                      --                     925
 Other liabilities                                     --                      --                      --
                                             ------------            ------------            ------------
 Total Liabilities                                     --                      --                     925
                                             ------------            ------------            ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                  $1,130,973             $15,311,628                 $65,456
                                             ============            ============            ============

                                             FIDELITY VIP            FIDELITY VIP
                                              CONTRAFUND               OVERSEAS
                                              PORTFOLIO               PORTFOLIO
                                             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  ----------------------------------------------
ASSETS:
 Investments:
  Number of Shares                                695,579                  29,422
                                             ============            ============
  Cost                                        $17,356,127                $574,707
                                             ============            ============
  Market Value                                $16,339,146                $493,414
 Due from Hartford Life and Annuity
  Insurance Company                                   970                      --
 Receivable from fund shares sold                      --                      --
 Other assets                                          --                      --
                                             ------------            ------------
 Total Assets                                  16,340,116                 493,414
                                             ------------            ------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                    --                      --
 Payable for fund shares purchased                    970                      --
 Other liabilities                                     --                      --
                                             ------------            ------------
 Total Liabilities                                    970                      --
                                             ------------            ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $16,339,146                $493,414
                                             ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                                      FIDELITY VIP
                                            FIDELITY VIP         FIDELITY VIP        DYNAMIC CAPITAL
                                              MID CAP          VALUE STRATEGIES       APPRECIATION
                                             PORTFOLIO             PORTFOLIO            PORTFOLIO
                                            SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                               422,690              7,578                8,779
                                            ============            =======              =======
  Cost                                       $11,671,124            $39,617              $43,053
                                            ============            =======              =======
  Market Value                               $13,581,012            $74,188              $72,953
 Due from Hartford Life and Annuity
  Insurance Company                                2,802                928                   --
 Receivable from fund shares sold                     --                 --                   --
 Other assets                                          1                 --                   --
                                            ------------            -------              -------
 Total Assets                                 13,583,815             75,116               72,953
                                            ------------            -------              -------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                   --                 --                   --
 Payable for fund shares purchased                 2,802                928                   --
 Other liabilities                                    --                 --                   --
                                            ------------            -------              -------
 Total Liabilities                                 2,802                928                   --
                                            ------------            -------              -------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $13,581,013            $74,188              $72,953
                                            ============            =======              =======


                                           FIDELITY VIP        FIDELITY VIP
                                           FREEDOM 2010        FREEDOM 2020
                                            PORTFOLIO           PORTFOLIO
                                           SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  --------------------------------------
ASSETS:
 Investments:
  Number of Shares                             38,098              51,597
                                             ========            ========
  Cost                                       $341,401            $448,145
                                             ========            ========
  Market Value                               $402,314            $544,351
 Due from Hartford Life and Annuity
  Insurance Company                                --                  --
 Receivable from fund shares sold                  --                  --
 Other assets                                      --                  --
                                             --------            --------
 Total Assets                                 402,314             544,351
                                             --------            --------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                --                  --
 Payable for fund shares purchased                 --                  --
 Other liabilities                                 --                  --
                                             --------            --------
 Total Liabilities                                 --                  --
                                             --------            --------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $402,314            $544,351
                                             ========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                                         FRANKLIN
                                           FIDELITY VIP          FIDELITY VIP             RISING
                                           FREEDOM 2030        STRATEGIC INCOME          DIVIDENDS
                                             PORTFOLIO             PORTFOLIO          SECURITIES FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                              37,484                 9,046                18,724
                                             =========             =========             =========
  Cost                                        $325,269              $105,475              $319,478
                                             =========             =========             =========
  Market Value                                $381,587              $102,492              $352,381
 Due from Hartford Life and Annuity
  Insurance Company                                 --                     3                     7
 Receivable from fund shares sold                   --                    --                    --
 Other assets                                       --                    --                    --
                                             ---------             ---------             ---------
 Total Assets                                  381,587               102,495               352,388
                                             ---------             ---------             ---------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                 --                    --                    --
 Payable for fund shares purchased                  --                     3                     7
 Other liabilities                                  --                    --                    --
                                             ---------             ---------             ---------
 Total Liabilities                                  --                     3                     7
                                             ---------             ---------             ---------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $381,587              $102,492              $352,381
                                             =========             =========             =========

                                                                    FRANKLIN
                                              FRANKLIN            SMALL-MID CAP
                                               INCOME                GROWTH
                                           SECURITIES FUND       SECURITIES FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
ASSETS:
 Investments:
  Number of Shares                             1,018,454               37,613
                                             ===========            =========
  Cost                                       $15,475,899             $606,433
                                             ===========            =========
  Market Value                               $15,093,483             $809,801
 Due from Hartford Life and Annuity
  Insurance Company                                  990                   --
 Receivable from fund shares sold                     --                   --
 Other assets                                          1                   --
                                             -----------            ---------
 Total Assets                                 15,094,474              809,801
                                             -----------            ---------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                   --                   --
 Payable for fund shares purchased                   990                   --
 Other liabilities                                    --                   --
                                             -----------            ---------
 Total Liabilities                                   990                   --
                                             -----------            ---------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $15,093,484             $809,801
                                             ===========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                               FRANKLIN                FRANKLIN
                                              SMALL CAP               STRATEGIC
                                                VALUE                   INCOME              MUTUAL SHARES
                                           SECURITIES FUND         SECURITIES FUND         SECURITIES FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                                606,079                 989,057               1,211,003
                                             ============            ============            ============
  Cost                                         $8,012,799             $11,647,805             $19,072,320
                                             ============            ============            ============
  Market Value                                 $9,848,777             $12,847,856             $19,315,493
 Due from Hartford Life and Annuity
  Insurance Company                                49,954                   3,913                  15,395
 Receivable from fund shares sold                      --                      --                      --
 Other assets                                           1                      --                      --
                                             ------------            ------------            ------------
 Total Assets                                   9,898,732              12,851,769              19,330,888
                                             ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                    --                      --                      --
 Payable for fund shares purchased                 49,954                   3,913                  15,395
 Other liabilities                                     --                      --                      --
                                             ------------            ------------            ------------
 Total Liabilities                                 49,954                   3,913                  15,395
                                             ------------            ------------            ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                  $9,848,778             $12,847,856             $19,315,493
                                             ============            ============            ============

                                              TEMPLETON
                                              DEVELOPING              TEMPLETON
                                               MARKETS                 FOREIGN
                                           SECURITIES FUND         SECURITIES FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  ----------------------------------------------
ASSETS:
 Investments:
  Number of Shares                                116,840                 152,737
                                             ============            ============
  Cost                                         $1,038,936              $1,976,298
                                             ============            ============
  Market Value                                 $1,331,977              $2,182,613
 Due from Hartford Life and Annuity
  Insurance Company                                     3                   2,947
 Receivable from fund shares sold                      --                      --
 Other assets                                          --                      --
                                             ------------            ------------
 Total Assets                                   1,331,980               2,185,560
                                             ------------            ------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                    --                      --
 Payable for fund shares purchased                      3                   2,947
 Other liabilities                                     --                      --
                                             ------------            ------------
 Total Liabilities                                      3                   2,947
                                             ------------            ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                  $1,331,977              $2,182,613
                                             ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                                        FRANKLIN
                                             TEMPLETON              MUTUAL              FLEX CAP
                                              GROWTH           GLOBAL DISCOVERY          GROWTH
                                          SECURITIES FUND      SECURITIES FUND      SECURITIES FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                              358,112               543,898             30,088
                                            ===========          ============           ========
  Cost                                       $4,052,637           $10,853,922           $298,012
                                            ===========          ============           ========
  Market Value                               $3,942,812           $11,307,645           $382,122
 Due from Hartford Life and Annuity
  Insurance Company                               4,811                 2,262                 19
 Receivable from fund shares sold                    --                    --                 --
 Other assets                                        --                    --                 --
                                            -----------          ------------           --------
 Total Assets                                 3,947,623            11,309,907            382,141
                                            -----------          ------------           --------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                  --                    --                 --
 Payable for fund shares purchased                4,811                 2,262                 19
 Other liabilities                                   --                    --                 --
                                            -----------          ------------           --------
 Total Liabilities                                4,811                 2,262                 19
                                            -----------          ------------           --------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $3,942,812           $11,307,645           $382,122
                                            ===========          ============           ========


                                             TEMPLETON              HARTFORD
                                            GLOBAL BOND             ADVISERS
                                          SECURITIES FUND           HLS FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT (I)
--------------------------------------  ------------------------------------------
ASSETS:
 Investments:
  Number of Shares                               883,531             1,988,969
                                            ============          ============
  Cost                                       $15,432,537           $50,170,436
                                            ============          ============
  Market Value                               $17,220,024           $38,430,851
 Due from Hartford Life and Annuity
  Insurance Company                                5,233                19,370
 Receivable from fund shares sold                     --                    --
 Other assets                                          1                     6
                                            ------------          ------------
 Total Assets                                 17,225,258            38,450,227
                                            ------------          ------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                   --                    --
 Payable for fund shares purchased                 5,233                19,370
 Other liabilities                                    --                    --
                                            ------------          ------------
 Total Liabilities                                 5,233                19,370
                                            ------------          ------------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $17,220,025           $38,430,857
                                            ============          ============

(i) Effective March 19, 2010 Hartford Global Advisers HLS Fund merged with Hartford Advisers HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                              HARTFORD                HARTFORD               HARTFORD
                                                TOTAL                 CAPITAL                DIVIDEND
                                             RETURN BOND            APPRECIATION            AND GROWTH
                                              HLS FUND                HLS FUND               HLS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                             6,329,795               2,522,891              2,757,776
                                             ===========            ============            ===========
  Cost                                       $70,273,152            $119,944,873            $53,398,677
                                             ===========            ============            ===========
  Market Value                               $68,968,903            $106,868,641            $53,774,597
 Due from Hartford Life and Annuity
  Insurance Company                               27,485                  70,047                 19,448
 Receivable from fund shares sold                     --                      --                     --
 Other assets                                         20                      13                     11
                                             -----------            ------------            -----------
 Total Assets                                 68,996,408             106,938,701             53,794,056
                                             -----------            ------------            -----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                   --                      --                     --
 Payable for fund shares purchased                27,485                  70,047                 19,448
 Other liabilities                                    --                      --                     --
                                             -----------            ------------            -----------
 Total Liabilities                                27,485                  70,047                 19,448
                                             -----------            ------------            -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $68,968,923            $106,868,654            $53,774,608
                                             ===========            ============            ===========


                                             HARTFORD             HARTFORD
                                          GLOBAL RESEARCH       GLOBAL GROWTH
                                             HLS FUND             HLS FUND
                                          SUB-ACCOUNT (J)        SUB-ACCOUNT
--------------------------------------  ----------------------------------------
ASSETS:
 Investments:
  Number of Shares                              12,486               22,691
                                             =========            =========
  Cost                                        $106,670             $351,503
                                             =========            =========
  Market Value                                $124,154             $354,475
 Due from Hartford Life and Annuity
  Insurance Company                                 --                   --
 Receivable from fund shares sold                   --                   --
 Other assets                                       --                   --
                                             ---------            ---------
 Total Assets                                  124,154              354,475
                                             ---------            ---------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                 --                   --
 Payable for fund shares purchased                  --                   --
 Other liabilities                                  --                   --
                                             ---------            ---------
 Total Liabilities                                  --                   --
                                             ---------            ---------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $124,154             $354,475
                                             =========            =========

(j)  Formerly Hartford Global Equity HLS Fund. Change effective March 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                              HARTFORD                                   HARTFORD
                                             DISCIPLINED            HARTFORD              GROWTH
                                               EQUITY                GROWTH            OPPORTUNITIES
                                              HLS FUND              HLS FUND             HLS FUND
                                             SUB-ACCOUNT        SUB-ACCOUNT (K)         SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                             1,102,574              51,297                578,083
                                             ===========            ========            ===========
  Cost                                       $12,537,170            $505,439            $13,003,161
                                             ===========            ========            ===========
  Market Value                               $13,003,852            $616,403            $14,950,390
 Due from Hartford Life and Annuity
  Insurance Company                                9,493                   9                  7,948
 Receivable from fund shares sold                     --                  --                     --
 Other assets                                          8                  --                     --
                                             -----------            --------            -----------
 Total Assets                                 13,013,353             616,412             14,958,338
                                             -----------            --------            -----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                   --                  --                     --
 Payable for fund shares purchased                 9,493                   9                  7,948
 Other liabilities                                    --                  --                     --
                                             -----------            --------            -----------
 Total Liabilities                                 9,493                   9                  7,948
                                             -----------            --------            -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $13,003,860            $616,403            $14,950,390
                                             ===========            ========            ===========


                                              HARTFORD              HARTFORD
                                             HIGH YIELD               INDEX
                                              HLS FUND              HLS FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  -------------------------------------------
ASSETS:
 Investments:
  Number of Shares                              355,993              1,644,784
                                             ==========            ===========
  Cost                                       $2,935,967            $57,017,442
                                             ==========            ===========
  Market Value                               $3,259,015            $43,093,025
 Due from Hartford Life and Annuity
  Insurance Company                               9,097                  1,874
 Receivable from fund shares sold                    --                     --
 Other assets                                        --                      8
                                             ----------            -----------
 Total Assets                                 3,268,112             43,094,907
                                             ----------            -----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                  --                     --
 Payable for fund shares purchased                9,097                  1,874
 Other liabilities                                   --                     --
                                             ----------            -----------
 Total Liabilities                                9,097                  1,874
                                             ----------            -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $3,259,015            $43,093,033
                                             ==========            ===========

(k) Effective April 16, 2010 Hartford Fundamental Growth HLS Fund merged with Hartford Growth HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                              HARTFORD              HARTFORD
                                            INTERNATIONAL        SMALL/MID CAP           HARTFORD
                                            OPPORTUNITIES            EQUITY               MIDCAP
                                              HLS FUND              HLS FUND             HLS FUND
                                         SUB-ACCOUNT (L)(M)     SUB-ACCOUNT (N)         SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                             1,845,568              28,179              1,281,093
                                             ===========            ========            ===========
  Cost                                       $23,440,862            $185,207            $26,967,703
                                             ===========            ========            ===========
  Market Value                               $22,998,863            $277,545            $33,325,799
 Due from Hartford Life and Annuity
  Insurance Company                                   --                  --                  8,975
 Receivable from fund shares sold                 37,978                  --                     --
 Other assets                                         --                  --                     --
                                             -----------            --------            -----------
 Total Assets                                 23,036,841             277,545             33,334,774
                                             -----------            --------            -----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                               37,978                  --                     --
 Payable for fund shares purchased                    --                  --                  8,975
 Other liabilities                                     5                  --                      6
                                             -----------            --------            -----------
 Total Liabilities                                37,983                  --                  8,981
                                             -----------            --------            -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $22,998,858            $277,545            $33,325,793
                                             ===========            ========            ===========


                                              HARTFORD              HARTFORD
                                            MIDCAP VALUE          MONEY MARKET
                                              HLS FUND              HLS FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  -------------------------------------------
ASSETS:
 Investments:
  Number of Shares                              627,443             52,267,898
                                             ==========            ===========
  Cost                                       $8,071,954            $52,267,897
                                             ==========            ===========
  Market Value                               $6,476,798            $52,267,897
 Due from Hartford Life and Annuity
  Insurance Company                              46,109                     --
 Receivable from fund shares sold                    --                 71,915
 Other assets                                        --                     --
                                             ----------            -----------
 Total Assets                                 6,522,907             52,339,812
                                             ----------            -----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                  --                 71,915
 Payable for fund shares purchased               46,109                     --
 Other liabilities                                   --                     --
                                             ----------            -----------
 Total Liabilities                               46,109                 71,915
                                             ----------            -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $6,476,798            $52,267,897
                                             ==========            ===========

(l) Effective April 16, 2010 Hartford International Growth HLS Fund merged with Hartford International Opportunities HLS Fund.

(m) Effective April 16, 2010 Hartford International Small Company HLS Fund merged with Hartford International Opportunities HLS Fund.

(n) Formerly Hartford MidCap Growth HLS Fund. Change effective March 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                             HARTFORD              HARTFORD             HARTFORD
                                           SMALL COMPANY       SMALLCAP GROWTH            STOCK
                                             HLS FUND              HLS FUND             HLS FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                            1,014,432               3,583                985,202
                                            ===========            ========            ===========
  Cost                                      $14,381,778             $49,010            $58,325,620
                                            ===========            ========            ===========
  Market Value                              $17,917,687             $76,554            $40,377,416
 Due from Hartford Life and Annuity
  Insurance Company                              10,157                  --                 42,465
 Receivable from fund shares sold                    --                  --                     --
 Other assets                                        --                  --                      9
                                            -----------            --------            -----------
 Total Assets                                17,927,844              76,554             40,419,890
                                            -----------            --------            -----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                  --                  --                     --
 Payable for fund shares purchased               10,157                  --                 42,465
 Other liabilities                                    3                  --                     --
                                            -----------            --------            -----------
 Total Liabilities                               10,160                  --                 42,465
                                            -----------            --------            -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                               $17,917,684             $76,554            $40,377,425
                                            ===========            ========            ===========

                                             HARTFORD
                                         U.S. GOVERNMENT          HARTFORD
                                            SECURITIES              VALUE
                                             HLS FUND             HLS FUND
                                           SUB-ACCOUNT       SUB-ACCOUNT (O)(P)
--------------------------------------  -----------------------------------------
ASSETS:
 Investments:
  Number of Shares                             697,353             1,639,415
                                            ==========           ===========
  Cost                                      $7,463,875           $16,474,174
                                            ==========           ===========
  Market Value                              $7,291,233           $17,659,958
 Due from Hartford Life and Annuity
  Insurance Company                                 --                 1,241
 Receivable from fund shares sold                   35                    --
 Other assets                                       --                    --
                                            ----------           -----------
 Total Assets                                7,291,268            17,661,199
                                            ----------           -----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                 35                    --
 Payable for fund shares purchased                  --                 1,241
 Other liabilities                                  --                    --
                                            ----------           -----------
 Total Liabilities                                  35                 1,241
                                            ----------           -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                               $7,291,233           $17,659,958
                                            ==========           ===========

(o) Effective March 19, 2010 Hartford Value Opportunities HLS Fund merged with Hartford Value HLS Fund.

(p) Effective March 19, 2010 Hartford Equity Income HLS Fund merged with Hartford Value HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                    LORD ABBETT        LORD ABBETT         LORD ABBETT
                                    FUNDAMENTAL     CAPITAL STRUCTURE     BOND-DEBENTURE
                                 EQUITY PORTFOLIO       PORTFOLIO           PORTFOLIO
                                  SUB-ACCOUNT (Q)    SUB-ACCOUNT (R)       SUB-ACCOUNT
------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       1,840             139,962             541,578
                                     =========          ==========          ==========
  Cost                                 $30,091          $1,902,314          $5,476,783
                                     =========          ==========          ==========
  Market Value                         $32,501          $1,874,086          $6,461,025
 Due from Hartford Life and
  Annuity Insurance Company                  1               1,110                 618
 Receivable from fund shares
  sold                                      --                  --                  --
 Other assets                               --                  --                  --
                                     ---------          ----------          ----------
 Total Assets                           32,502           1,875,196           6,461,643
                                     ---------          ----------          ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 --                  --                  --
 Payable for fund shares
  purchased                                  1               1,110                 618
 Other liabilities                          --                  --                  --
                                     ---------          ----------          ----------
 Total Liabilities                           1               1,110                 618
                                     ---------          ----------          ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                          $32,501          $1,874,086          $6,461,025
                                     =========          ==========          ==========

                                    LORD ABBETT
                                     GROWTH AND
                                       INCOME           MFS GROWTH
                                     PORTFOLIO            SERIES
                                    SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------  -------------------------------------
ASSETS:
 Investments:
  Number of Shares                       82,419              2,589
                                     ==========          =========
  Cost                               $2,086,181            $45,684
                                     ==========          =========
  Market Value                       $1,959,099            $63,933
 Due from Hartford Life and
  Annuity Insurance Company                   6                 --
 Receivable from fund shares
  sold                                       --                 --
 Other assets                                --                 --
                                     ----------          ---------
 Total Assets                         1,959,105             63,933
                                     ----------          ---------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                  --                 --
 Payable for fund shares
  purchased                                   6                 --
 Other liabilities                           --                 --
                                     ----------          ---------
 Total Liabilities                            6                 --
                                     ----------          ---------
NET ASSETS:
 For Variable Life Contract
  Liabilities                        $1,959,099            $63,933
                                     ==========          =========

(q) Funded May 24, 2010

(r)  Formerly Lord Abbett America's Value Portfolio. Change effective May 1,
     2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                          MFS INVESTORS           MFS NEW              MFS TOTAL
                                           TRUST SERIES       DISCOVERY SERIES       RETURN SERIES
                                           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                             24,527               117,660               483,324
                                             ========            ==========            ==========
  Cost                                       $371,199            $1,717,678            $9,778,258
                                             ========            ==========            ==========
  Market Value                               $491,514            $2,154,360            $9,042,990
 Due from Hartford Life and Annuity
  Insurance Company                                --                    --                   703
 Receivable from fund shares sold                  --                    --                    --
 Other assets                                      --                    --                    --
                                             --------            ----------            ----------
 Total Assets                                 491,514             2,154,360             9,043,693
                                             --------            ----------            ----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                --                    --                    --
 Payable for fund shares purchased                 --                    --                   703
 Other liabilities                                 --                    --                    --
                                             --------            ----------            ----------
 Total Liabilities                                 --                    --                   703
                                             --------            ----------            ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $491,514            $2,154,360            $9,042,990
                                             ========            ==========            ==========

                                              MFS VALUE            MFS RESEARCH
                                               SERIES              BOND SERIES
                                             SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -------------------------------------------
ASSETS:
 Investments:
  Number of Shares                               863,926               631,275
                                             ===========            ==========
  Cost                                        $9,153,097            $7,845,868
                                             ===========            ==========
  Market Value                               $11,213,763            $7,991,946
 Due from Hartford Life and Annuity
  Insurance Company                                8,457                 9,076
 Receivable from fund shares sold                     --                    --
 Other assets                                         --                    --
                                             -----------            ----------
 Total Assets                                 11,222,220             8,001,022
                                             -----------            ----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                   --                    --
 Payable for fund shares purchased                 8,457                 9,076
 Other liabilities                                     1                    --
                                             -----------            ----------
 Total Liabilities                                 8,458                 9,076
                                             -----------            ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $11,213,762            $7,991,946
                                             ===========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                        UIF CORE PLUS      UIF EMERGING      UIF EMERGING
                                        FIXED INCOME       MARKETS DEBT     MARKETS EQUITY
                                          PORTFOLIO         PORTFOLIO         PORTFOLIO
                                       SUB-ACCOUNT (S)   SUB-ACCOUNT (T)   SUB-ACCOUNT (U)
-------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                           25,993             3,262             2,578
                                          =========          ========          ========
  Cost                                     $289,178           $27,697           $36,210
                                          =========          ========          ========
  Market Value                             $260,191           $26,555           $39,645
 Due from Hartford Life and Annuity
  Insurance Company                              --                --                --
 Receivable from fund shares sold                --                --                --
 Other assets                                    --                --                --
                                          ---------          --------          --------
 Total Assets                               260,191            26,555            39,645
                                          ---------          --------          --------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                              --                --                --
 Payable for fund shares purchased               --                --                --
 Other liabilities                               --                --                --
                                          ---------          --------          --------
 Total Liabilities                               --                --                --
                                          ---------          --------          --------
NET ASSETS:
 For Variable Life Contract
  Liabilities                              $260,191           $26,555           $39,645
                                          =========          ========          ========

                                          INVESCO
                                      VAN KAMPEN V. I.     UIF MID CAP
                                            HIGH              GROWTH
                                         YIELD FUND         PORTFOLIO
                                      SUB-ACCOUNT (V)    SUB-ACCOUNT (W)
------------------------------------  ------------------------------------
ASSETS:
 Investments:
  Number of Shares                           1,048             148,567
                                          ========          ==========
  Cost                                     $13,023            $929,564
                                          ========          ==========
  Market Value                             $12,426          $1,784,287
 Due from Hartford Life and Annuity
  Insurance Company                             --                 561
 Receivable from fund shares sold               --                  --
 Other assets                                   --                  --
                                          --------          ----------
 Total Assets                               12,426           1,784,848
                                          --------          ----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                             --                  --
 Payable for fund shares purchased              --                 561
 Other liabilities                              --                  --
                                          --------          ----------
 Total Liabilities                              --                 561
                                          --------          ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                              $12,426          $1,784,287
                                          ========          ==========

(s) Formerly Van Kampen -- UIF Core Plus Fixed Income Portfolio. Change effective June 1, 2010.

(t)  Funded as of October 31, 2010.

(u) Formerly Van Kampen -- UIF Emerging Markets Equity Portfolio. Change Effective June 1, 2010.

(v) Formerly Van Kampen -- UIF High Yield Portfolio. Change effective June 1, 2010.

(w) Formerly Van Kampen -- UIF Mid Cap Growth Portfolio. Change effective June 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                             INVESCO
                                         VAN KAMPEN V. I.    MORGAN STANLEY --    INVESCO V I. SELECT
                                             MID CAP            FOCUS GROWTH           DIMENSIONS
                                            VALUE FUND           PORTFOLIO           BALANCED FUND
                                         SUB-ACCOUNT (X)        SUB-ACCOUNT         SUB-ACCOUNT (Y)
------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                             226,428                 885                 1,253
                                            ==========            ========              ========
  Cost                                      $3,593,055             $11,897               $17,899
                                            ==========            ========              ========
  Market Value                              $2,880,839             $19,559               $17,228
 Due from Hartford Life and Annuity
  Insurance Company                                 --                  --                    --
 Receivable from fund shares sold                1,282                  --                    --
 Other assets                                       --                  --                    --
                                            ----------            --------              --------
 Total Assets                                2,882,121              19,559                17,228
                                            ----------            --------              --------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                              1,282                  --                    --
 Payable for fund shares purchased                  --                  --                    --
 Other liabilities                                  --                  --                    --
                                            ----------            --------              --------
 Total Liabilities                               1,282                  --                    --
                                            ----------            --------              --------
NET ASSETS:
 For Variable Life Contract
  Liabilities                               $2,880,839             $19,559               $17,228
                                            ==========            ========              ========

                                                              INVESCO V.I. SELECT
                                         MORGAN STANLEY --         DIMENSIONS
                                          FLEXIBLE INCOME           DIVIDEND
                                             PORTFOLIO            GROWTH FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT (Z)
--------------------------------------  ------------------------------------------
ASSETS:
 Investments:
  Number of Shares                               5,117                 2,190
                                              ========              ========
  Cost                                         $34,436               $33,004
                                              ========              ========
  Market Value                                 $31,570               $34,053
 Due from Hartford Life and Annuity
  Insurance Company                                 --                    --
 Receivable from fund shares sold                   --                    --
 Other assets                                       --                    --
                                              --------              --------
 Total Assets                                   31,570                34,053
                                              --------              --------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                 --                    --
 Payable for fund shares purchased                  --                    --
 Other liabilities                                  --                    --
                                              --------              --------
 Total Liabilities                                  --                    --
                                              --------              --------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                  $31,570               $34,053
                                              ========              ========

(x) Formerly Van Kampen -- UIF U.S. Mid Cap Value Portfolio. Change effective June 1, 2010.

(y)  Formerly Morgan Stanley -- Balanced Portfolio. Change effective June 1,
     2010.

(z) Formerly Morgan Stanley -- Dividend Growth Portfolio. Change effective June 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                  INVESCO V.I. SELECT        OPPENHEIMER
                                           MORGAN STANLEY --           DIMENSIONS              CAPITAL
                                             MONEY MARKET           EQUALLY-WEIGHTED         APPRECIATION
                                               PORTFOLIO              S&P 500 FUND             FUND/VA
                                              SUB-ACCOUNT           SUB-ACCOUNT (AA)         SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                               204,619                   1,533                  71,932
                                               =========                ========              ==========
  Cost                                          $204,619                 $29,268              $2,764,203
                                               =========                ========              ==========
  Market Value                                  $204,619                 $28,414              $2,876,559
 Due from Hartford Life and Annuity
  Insurance Company                                   --                      --                      --
 Receivable from fund shares sold                     --                      --                   2,308
 Other assets                                         --                      --                      --
                                               ---------                --------              ----------
 Total Assets                                    204,619                  28,414               2,878,867
                                               ---------                --------              ----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                   --                      --                   2,308
 Payable for fund shares purchased                    --                      --                      --
 Other liabilities                                    --                      --                      --
                                               ---------                --------              ----------
 Total Liabilities                                    --                      --                   2,308
                                               ---------                --------              ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                   $204,619                 $28,414              $2,876,559
                                               =========                ========              ==========


                                            OPPENHEIMER           OPPENHEIMER
                                         GLOBAL SECURITIES        MAIN STREET
                                              FUND/VA               FUND/VA
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -----------------------------------------
ASSETS:
 Investments:
  Number of Shares                               76,358               36,733
                                             ==========            =========
  Cost                                       $2,386,758             $721,661
                                             ==========            =========
  Market Value                               $2,293,782             $760,746
 Due from Hartford Life and Annuity
  Insurance Company                                  --                   --
 Receivable from fund shares sold                48,174                   --
 Other assets                                        --                   --
                                             ----------            ---------
 Total Assets                                 2,341,956              760,746
                                             ----------            ---------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                              48,174                   --
 Payable for fund shares purchased                   --                   --
 Other liabilities                                   --                   --
                                             ----------            ---------
 Total Liabilities                               48,174                   --
                                             ----------            ---------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $2,293,782             $760,746
                                             ==========            =========

(aa) Formerly Morgan Stanley -- Equally-Weighted S&P 500 Portfolio. Change effective June 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                    OPPENHEIMER
                                    MAIN STREET         OPPENHEIMER         PUTNAM VT
                                     SMALL CAP             VALUE           DIVERSIFIED
                                      FUND/VA             FUND/VA          INCOME FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      115,172              4,502             983,260
                                     ==========          =========          ==========
  Cost                               $1,202,085            $34,441          $7,242,996
                                     ==========          =========          ==========
  Market Value                       $2,015,506            $46,059          $7,705,737
 Due from Hartford Life and
  Annuity Insurance Company               1,356                 --                 248
 Receivable from fund shares
  sold                                       --                 --                  --
 Other assets                                --                 --                  --
                                     ----------          ---------          ----------
 Total Assets                         2,016,862             46,059           7,705,985
                                     ----------          ---------          ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                  --                 --                  --
 Payable for fund shares
  purchased                               1,356                 --                 248
 Other liabilities                           --                 --                  --
                                     ----------          ---------          ----------
 Total Liabilities                        1,356                 --                 248
                                     ----------          ---------          ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                        $2,015,506            $46,059          $7,705,737
                                     ==========          =========          ==========


                                     PUTNAM VT          PUTNAM VT
                                   GLOBAL ASSET           GLOBAL
                                  ALLOCATION FUND      EQUITY FUND
                                    SUB-ACCOUNT        SUB-ACCOUNT
-------------------------------  -------------------------------------
ASSETS:
 Investments:
  Number of Shares                      34,439             304,083
                                     =========          ==========
  Cost                                $601,752          $6,478,606
                                     =========          ==========
  Market Value                        $509,935          $3,317,344
 Due from Hartford Life and
  Annuity Insurance Company                 --                  --
 Receivable from fund shares
  sold                                      --                  --
 Other assets                               --                  --
                                     ---------          ----------
 Total Assets                          509,935           3,317,344
                                     ---------          ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 --                  --
 Payable for fund shares
  purchased                                 --                  --
 Other liabilities                          --                  --
                                     ---------          ----------
 Total Liabilities                          --                  --
                                     ---------          ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                         $509,935          $3,317,344
                                     =========          ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                              PUTNAM VT            PUTNAM VT             PUTNAM VT
                                             GROWTH AND          GLOBAL HEALTH             HIGH
                                             INCOME FUND           CARE FUND            YIELD FUND
                                             SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                               723,967              49,669              1,441,839
                                             ===========            ========            ===========
  Cost                                       $18,848,475            $497,923            $11,931,482
                                             ===========            ========            ===========
  Market Value                               $11,806,839            $615,900            $10,120,431
 Due from Hartford Life and Annuity
  Insurance Company                                  843                  --                     --
 Receivable from fund shares sold                     --                  --                     --
 Other assets                                         --                  --                     --
                                             -----------            --------            -----------
 Total Assets                                 11,807,682             615,900             10,120,431
                                             -----------            --------            -----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                   --                  --                     --
 Payable for fund shares purchased                   843                  --                     --
 Other liabilities                                    --                  --                     --
                                             -----------            --------            -----------
 Total Liabilities                                   843                  --                     --
                                             -----------            --------            -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $11,806,839            $615,900            $10,120,431
                                             ===========            ========            ===========

                                                                     PUTNAM               PUTNAM VT
                                             PUTNAM VT           INTERNATIONAL          INTERNATIONAL
                                            INCOME FUND            VALUE FUND            EQUITY FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT (AB)         SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                              609,355               224,024                867,134
                                             ==========            ==========            ===========
  Cost                                       $7,647,739            $2,939,593            $13,721,550
                                             ==========            ==========            ===========
  Market Value                               $7,383,849            $2,116,518            $10,318,466
 Due from Hartford Life and Annuity
  Insurance Company                                  --                    --                  2,017
 Receivable from fund shares sold                    --                    --                     --
 Other assets                                        --                    --                      1
                                             ----------            ----------            -----------
 Total Assets                                 7,383,849             2,116,518             10,320,484
                                             ----------            ----------            -----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                  --                    --                     --
 Payable for fund shares purchased                   --                    --                  2,017
 Other liabilities                                   --                    --                     --
                                             ----------            ----------            -----------
 Total Liabilities                                   --                    --                  2,017
                                             ----------            ----------            -----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $7,383,849            $2,116,518            $10,318,467
                                             ==========            ==========            ===========

(ab) Formerly Putnam VT International Growth and Income Fund. Change effective January 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                            PUTNAM VT                               PUTNAM VT
                                          INTERNATIONAL        PUTNAM VT              MONEY
                                           GROWTH FUND       INVESTORS FUND        MARKET FUND
                                        SUB-ACCOUNT (AC)      SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                             22,241             32,738               62,303
                                            =========           ========            =========
  Cost                                       $329,965           $383,332              $62,303
                                            =========           ========            =========
  Market Value                               $384,326           $332,269              $62,303
 Due from Hartford Life and Annuity
  Insurance Company                                --                 --                   --
 Receivable from fund shares sold                  --                 --                   --
 Other assets                                      --                 --                   --
                                            ---------           --------            ---------
 Total Assets                                 384,326            332,269               62,303
                                            ---------           --------            ---------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                --                 --                   --
 Payable for fund shares purchased                 --                 --                   --
 Other liabilities                                 --                 --                   --
                                            ---------           --------            ---------
 Total Liabilities                                 --                 --                   --
                                            ---------           --------            ---------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $384,326           $332,269              $62,303
                                            =========           ========            =========

                                              PUTNAM VT              PUTNAM VT             PUTNAM VT
                                              MULTI-CAP              SMALL CAP           GEORGE PUTNAM
                                             GROWTH FUND            VALUE FUND           BALANCED FUND
                                        SUB-ACCOUNT (AD)(AE)        SUB-ACCOUNT        SUB-ACCOUNT (AF)
--------------------------------------  -----------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                               369,350                 92,518               30,631
                                             ===========            ===========            =========
  Cost                                       $11,929,699             $1,728,933             $311,841
                                             ===========            ===========            =========
  Market Value                                $7,630,604             $1,274,893             $220,849
 Due from Hartford Life and Annuity
  Insurance Company                               47,526                     --                   --
 Receivable from fund shares sold                     --                     --                   --
 Other assets                                         --                     --                   --
                                             -----------            -----------            ---------
 Total Assets                                  7,678,130              1,274,893              220,849
                                             -----------            -----------            ---------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                   --                     --                   --
 Payable for fund shares purchased                47,526                     --                   --
 Other liabilities                                    --                     --                   --
                                             -----------            -----------            ---------
 Total Liabilities                                47,526                     --                   --
                                             -----------            -----------            ---------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                 $7,630,604             $1,274,893             $220,849
                                             ===========            ===========            =========

(ac) Formerly Putnam International New Opportunities Fund. Change effective January 30, 2010.

(ad) Formerly Putnam VT New Opportunities Fund. Change effective September 1, 2010.

(ae) Effective September 24, 2010 Putnam VT Vista Fund merged with Putnam VT Multi-Cap Growth Fund.

(af) Formerly Putnam VT The George Putnam Fund of Boston. Change effective September 30, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                            PUTNAM VT                                PUTNAM VT
                                             GLOBAL             PUTNAM VT             CAPITAL
                                         UTILITIES FUND       VOYAGER FUND       OPPORTUNITIES FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                             33,853              398,198               97,330
                                            =========          ===========           ==========
  Cost                                       $574,123          $20,802,706           $1,436,287
                                            =========          ===========           ==========
  Market Value                               $445,167          $15,497,197           $1,597,180
 Due from Hartford Life and Annuity
  Insurance Company                                --               48,954                   --
 Receivable from fund shares sold                  --                   --                   --
 Other assets                                      --                   --                   --
                                            ---------          -----------           ----------
 Total Assets                                 445,167           15,546,151            1,597,180
                                            ---------          -----------           ----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                --                   --                   --
 Payable for fund shares purchased                 --               48,954                   --
 Other liabilities                                 --                    1                   --
                                            ---------          -----------           ----------
 Total Liabilities                                 --               48,955                   --
                                            ---------          -----------           ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                                $445,167          $15,497,196           $1,597,180
                                            =========          ===========           ==========

                                                                 INVESCO
                                            PUTNAM VT        VAN KAMPEN V.I.         INVESCO
                                              EQUITY            GROWTH AND       VAN KAMPEN V.I.
                                           INCOME FUND         INCOME FUND        COMSTOCK FUND
                                           SUB-ACCOUNT       SUB-ACCOUNT (AG)    SUB-ACCOUNT (AH)
--------------------------------------  ----------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                             128,711              65,376             490,886
                                            ==========          ==========          ==========
  Cost                                      $1,461,276            $958,934          $6,449,269
                                            ==========          ==========          ==========
  Market Value                              $1,734,027          $1,200,956          $5,728,634
 Due from Hartford Life and Annuity
  Insurance Company                                 --                  --                  --
 Receivable from fund shares sold                   --                  --               2,337
 Other assets                                       --                  --                  --
                                            ----------          ----------          ----------
 Total Assets                                1,734,027           1,200,956           5,730,971
                                            ----------          ----------          ----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                 --                  --               2,337
 Payable for fund shares purchased                  --                  --                  --
 Other liabilities                                  --                  --                  --
                                            ----------          ----------          ----------
 Total Liabilities                                  --                  --               2,337
                                            ----------          ----------          ----------
NET ASSETS:
 For Variable Life Contract
  Liabilities                               $1,734,027          $1,200,956          $5,728,634
                                            ==========          ==========          ==========

(ag) Formerly Van Kampen LIT Growth and Income Portfolio. Change effective June 1, 2010.

(ah) Formerly Van Kampen LIT Comstock Portfolio. Change effective June 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                             UNITS             MINIMUM                 MAXIMUM
                                                           OWNED BY              UNIT                    UNIT          CONTRACT
SUB-ACCOUNT                                              PARTICIPANTS        FAIR VALUE #            FAIR VALUE #      LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth Strategy
 Portfolio -- Class B                                         49,630          $10.210277      to      $10.210277         $506,733
AllianceBernstein VPS International Value Portfolio
 -- Class B                                                  782,501            8.511980      to        8.511980        6,660,629
AllianceBernstein VPS Small/Mid Cap Value Portfolio
 -- Class B                                                  422,523           13.525397      to       13.525397        5,714,787
AllianceBernstein VPS Value Portfolio -- Class B               1,386            8.740814      to        8.740814           12,114
AllianceBernstein VPS International Growth Portfolio
 -- Class B                                                  178,362            9.390573      to        9.390573        1,674,918
Invesco V.I. Capital Appreciation Fund -- Class S1           237,505           10.143783      to       10.143783        2,409,197
Invesco V.I. Core Equity Fund -- Class S1                     83,083           15.401643      to       15.401643        1,279,622
Invesco V.I. International Growth Fund -- Class S1           673,773            9.913898      to        9.913898        6,679,720
Invesco V.I. Mid Cap Core Equity Fund -- Class S1            229,550           18.061560      to       18.061560        4,146,024
Invesco V.I. Small Cap Equity Fund -- Class S1               179,981           13.803070      to       13.803070        2,484,288
Invesco V.I. Capital Development Fund -- Class S1            148,418           11.925883      to       11.925883        1,770,018
Invesco V.I. Global Multi-Asset Fund -- Class S1              60,984           15.998138      to       15.998138          975,626
Invesco V.I. Global Real Estate Fund -- Class S1               9,924           14.124702      to       14.124702          140,177
AllianceBernstein VPS Real Estate Investment
 Portfolio -- Class B                                          6,205           16.976140      to       16.976140          105,335
American Funds Global Bond Fund -- Class 2                   137,067           11.488176      to       11.488176        1,574,654
American Funds Capital World Growth & Income Fund --
 Class 2                                                     301,286            9.588656      to        9.588656        2,888,928
American Funds Asset Allocation Fund -- Class 2            1,898,759           15.709635      to       15.709635       29,828,807
American Funds Blue Chip Income and Growth Fund --
 Class 2                                                   1,179,413           14.924145      to       14.924145       17,601,730
American Funds Bond Fund -- Class 2                        2,326,685           13.313285      to       13.313285       30,975,819
American Funds Global Growth Fund -- Class 2               13,021,800           1.682911      to        1.682911       21,914,531
American Funds Growth Fund -- Class 2                      67,556,264           1.228397      to       15.444590       83,104,714
American Funds Growth-Income Fund -- Class 2               47,320,342           1.393495      to       13.566369       66,000,040
American Funds International Fund -- Class 2               1,689,159           20.247105      to       23.080421       38,978,574
American Funds New World Fund -- Class 2                     551,636           31.756414      to       31.756414       17,517,974
American Funds Global Small Capitalization Fund --
 Class 2                                                   7,489,433            2.265511      to        2.265511       16,967,392
Fidelity VIP Asset Manager Portfolio -- Class INIT           409,581            2.761290      to        2.761290        1,130,973
Fidelity VIP Equity-Income Portfolio -- Class INIT         4,901,096            2.878704      to        2.878704       14,108,805
Fidelity VIP Equity-Income Portfolio -- Class SRV2           111,688           10.769489      to       10.769489        1,202,823
Fidelity VIP Growth Portfolio -- Class SRV2                    6,972            9.388340      to        9.388340           65,456
Fidelity VIP Contrafund Portfolio -- Class SRV2            1,288,166           12.684040      to       12.684040       16,339,146
Fidelity VIP Overseas Portfolio -- Class INIT                205,953            2.395759      to        2.395759          493,414
Fidelity VIP Mid Cap Portfolio -- Class SRV2                 908,002           14.957023      to       14.957023       13,581,013
Fidelity VIP Value Strategies Portfolio -- Class
 SRV2                                                          6,911           10.734145      to       10.734145           74,188
Fidelity VIP Dynamic Capital Appreciation Portfolio
 -- Class SRV2                                                 7,036           10.368529      to       10.368529           72,953
Fidelity VIP Freedom 2010 Portfolio -- Class SRV2             36,922           10.896238      to       10.896238          402,314
Fidelity VIP Freedom 2020 Portfolio -- Class SRV2             51,662           10.536819      to       10.536819          544,351
Fidelity VIP Freedom 2030 Portfolio -- Class SRV2             37,422           10.196865      to       10.196865          381,587
Fidelity VIP Strategic Income Portfolio -- Class
 SRV2                                                          8,480           12.086384      to       12.086384          102,492
Franklin Rising Dividends Securities Fund -- Class 2          26,151           13.474687      to       13.474687          352,381
Franklin Income Securities Fund -- Class 2                 1,182,891           12.759824      to       12.759824       15,093,484
Franklin Small-Mid Cap Growth Securities Fund --
 Class 2                                                      67,121           11.968326      to       14.790154          809,801
Franklin Small Cap Value Securities Fund -- Class 2          474,596           20.751900      to       20.751900        9,848,778
Franklin Strategic Income Securities Fund -- Class 1       1,033,913           12.419716      to       20.094753       12,847,856
Mutual Shares Securities Fund -- Class 2                   1,263,153           14.518503      to       15.294362       19,315,493
Templeton Developing Markets Securities Fund -- Class
 1                                                           126,670           10.515299      to       10.515299        1,331,977
Templeton Foreign Securities Fund -- Class 2                 226,332            9.643395      to        9.643395        2,182,613
Templeton Growth Securities Fund -- Class 2                  404,093            9.709116      to       13.324951        3,942,812
Mutual Global Discovery Securities Fund -- Class 2           895,245           12.630777      to       12.630777       11,307,645
Franklin Flex Cap Growth Securities Fund -- Class 2           33,725           11.330548      to       11.330548          382,122
Templeton Global Bond Securities Fund -- Class 2           1,084,389           15.879928      to       15.879928       17,220,025
Hartford Advisers HLS Fund -- Class IA                     11,290,618           3.403787      to        3.403787       38,430,857
Hartford Total Return Bond HLS Fund -- Class IA            24,420,451           2.824228      to        2.824228       68,968,923
Hartford Capital Appreciation HLS Fund -- Class IA         15,081,679           7.085992      to        7.085992      106,868,654
Hartford Dividend and Growth HLS Fund -- Class IA          12,802,917           4.200184      to        4.200184       53,774,608
Hartford Global Research HLS Fund -- Class IA                 12,241           10.051239      to       10.277704          124,154
Hartford Global Growth HLS Fund -- Class IA                  297,762            1.190460      to        1.190460          354,475
Hartford Disciplined Equity HLS Fund -- Class IA           8,700,079            1.494683      to        1.494683       13,003,860
Hartford Growth HLS Fund -- Class IA                          57,800           10.664475      to       10.664475          616,403
Hartford Growth Opportunities HLS Fund -- Class IA           755,488           19.789063      to       19.789063       14,950,390
Hartford High Yield HLS Fund -- Class IA                     241,183           13.512623      to       13.512623        3,259,015

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                             UNITS             MINIMUM                 MAXIMUM
                                                           OWNED BY              UNIT                    UNIT          CONTRACT
SUB-ACCOUNT                                              PARTICIPANTS        FAIR VALUE #            FAIR VALUE #      LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund -- Class IA                        11,954,567          $3.604734      to       $3.604734      $43,093,033
Hartford International Opportunities HLS Fund --
 Class IA                                                  6,943,613            3.312232      to        3.312232       22,998,858
Hartford Small/Mid Cap Equity HLS Fund -- Class IA            25,665           10.814342      to       10.814342          277,545
Hartford MidCap HLS Fund -- Class IA                       7,606,416            4.381274      to        4.381274       33,325,793
Hartford MidCap Value HLS Fund -- Class IA                   310,598           20.852684      to       20.852684        6,476,798
Hartford Money Market HLS Fund -- Class IA                 29,092,042           1.796639      to        1.796639       52,267,897
Hartford Small Company HLS Fund -- Class IA                7,383,161            2.426831      to        2.426831       17,917,684
Hartford SmallCap Growth HLS Fund -- Class IA                  5,925           12.920333      to       12.920333           76,554
Hartford Stock HLS Fund -- Class IA                        10,727,077           3.764066      to        3.764066       40,377,425
Hartford U.S. Government Securities HLS Fund -- Class
 IA                                                          684,158           10.435767      to       10.684330        7,291,233
Hartford Value HLS Fund -- Class IA                        1,607,420           10.230173      to       11.371742       17,659,958
Lord Abbett Fundamental Equity Portfolio -- Class VC           2,753           11.807344      to       11.807344           32,501
Lord Abbett Capital Structure Portfolio -- Class VC          151,557           12.365526      to       12.365526        1,874,086
Lord Abbett Bond-Debenture Portfolio -- Class VC             507,909           12.720824      to       12.720824        6,461,025
Lord Abbett Growth and Income Portfolio -- Class VC          175,458           11.165635      to       11.165635        1,959,099
MFS Growth Series -- Class INIT                                5,857           10.915241      to       10.915241           63,933
MFS Investors Trust Series -- Class INIT                      40,044           12.274423      to       12.274423          491,514
MFS New Discovery Series -- Class INIT                       101,224           21.283072      to       21.283072        2,154,360
MFS Total Return Series -- Class INIT                        622,310           14.478699      to       14.531519        9,042,990
MFS Value Series -- Class INIT                             1,111,673           10.087285      to       10.087285       11,213,762
MFS Research Bond Series -- Class INIT                       660,834           12.093730      to       12.093730        7,991,946
UIF Core Plus Fixed Income Portfolio -- Class I               18,460           14.095146      to       14.095146          260,191
UIF Emerging Markets Debt Portfolio -- Class I                 1,137           23.365085      to       23.365085           26,555
UIF Emerging Markets Equity Portfolio -- Class I               1,172           33.818953      to       33.818953           39,645
Invesco Van Kampen V. I. High Yield Fund -- Class S1             674           18.424982      to       18.424982           12,426
UIF Mid Cap Growth Portfolio -- Class II                     145,061           12.300233      to       12.300233        1,784,287
Invesco Van Kampen V. I. Mid Cap Value Fund -- Class
 S1                                                            7,353           16.884603      to       16.884603          124,154
Invesco Van Kampen V. I. Mid Cap Value Fund -- Class
 S2                                                          257,270           10.715150      to       10.715150        2,756,685
Morgan Stanley -- Focus Growth Portfolio -- Class Y            1,308           14.947855      to       14.947855           19,559
Invesco V I. Select Dimensions Balanced Fund -- Class
 S2                                                            1,179           14.613479      to       14.613479           17,228
Morgan Stanley -- Flexible Income Portfolio -- Class
 Y                                                             2,093           15.079958      to       15.079958           31,570
Invesco V.I. Select Dimensions Dividend Growth Fund
 -- Class S2                                                   3,016           11.290794      to       11.290794           34,053
Morgan Stanley -- Money Market Portfolio -- Class Y           17,582           11.637715      to       11.637715          204,619
Invesco V.I. Select Dimensions Equally-Weighted S&P
 500 Fund -- Class S2                                          1,695           16.766857      to       16.766857           28,414
Oppenheimer Capital Appreciation Fund/VA -- Class
 SRV                                                         263,520           10.915899      to       10.915899        2,876,559
Oppenheimer Global Securities Fund/VA -- Class SRV           178,792           12.829306      to       12.829306        2,293,782
Oppenheimer Main Street Fund/VA -- Class SRV                  67,495           11.271167      to       11.271167          760,746
Oppenheimer Main Street Small Cap Fund/VA -- Class
 SRV                                                         175,017           11.516057      to       11.516057        2,015,506
Oppenheimer Value Fund/VA -- Class SRV                         4,671            9.859710      to        9.859710           46,059
Putnam VT Diversified Income Fund -- Class IA                102,052           26.192973      to       26.192973        2,673,037
Putnam VT Diversified Income Fund -- Class IB                399,820           12.587405      to       12.587405        5,032,700
Putnam VT Global Asset Allocation Fund -- Class IA            15,114           30.806593      to       30.806593          465,626
Putnam VT Global Asset Allocation Fund -- Class IB             4,081           10.858668      to       10.858668           44,309
Putnam VT Global Equity Fund -- Class IA                     128,603           25.604302      to       25.604302        3,292,781
Putnam VT Global Equity Fund -- Class IB                       1,635           15.020302      to       15.020302           24,563
Putnam VT Growth and Income Fund -- Class IA                 360,288           32.170965      to       32.170965       11,590,812
Putnam VT Growth and Income Fund -- Class IB                  16,402           13.170377      to       13.170377          216,027
Putnam VT Global Health Care Fund -- Class IA                 39,815           15.468968      to       15.468968          615,900
Putnam VT High Yield Fund -- Class IA                        250,733           33.089518      to       33.089518        8,296,645
Putnam VT High Yield Fund -- Class IB                        101,716           17.930173      to       17.930173        1,823,786
Putnam VT Income Fund -- Class IA                            211,603           27.802373      to       27.802373        5,883,077
Putnam VT Income Fund -- Class IB                            104,629           14.343729      to       14.343729        1,500,772
Putnam International Value Fund -- Class IA                  126,783           16.321304      to       16.321304        2,069,267
Putnam International Value Fund -- Class IB                    5,874            8.043728      to        8.043728           47,251
Putnam VT International Equity Fund -- Class IA              560,742           16.931002      to       16.931002        9,493,932
Putnam VT International Equity Fund -- Class IB               50,201           16.424598      to       16.424598          824,535
Putnam VT International Growth Fund -- Class IA               21,971           17.492096      to       17.492096          384,326
Putnam VT Investors Fund -- Class IA                          30,831           10.560103      to       10.560103          325,582
Putnam VT Investors Fund -- Class IB                             509           13.132090      to       13.132090            6,687
Putnam VT Money Market Fund -- Class IA                       34,556            1.802966      to        1.802966           62,303

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                             UNITS             MINIMUM                 MAXIMUM
                                                           OWNED BY              UNIT                    UNIT          CONTRACT
SUB-ACCOUNT                                              PARTICIPANTS        FAIR VALUE #            FAIR VALUE #      LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Multi-Cap Growth Fund -- Class IA                  291,979          $25.291913      to      $25.291913       $7,384,715
Putnam VT Multi-Cap Growth Fund -- Class IB                   15,835           15.528059      to       15.528059          245,889
Putnam VT Small Cap Value Fund -- Class IB                   123,172           10.350514      to       10.350514        1,274,893
Putnam VT The George Putnam Fund of Boston -- Class
 IA                                                           16,470           13.409259      to       13.409259          220,849
Putnam VT Global Utilities Fund -- Class IA                   15,255           29.182239      to       29.182239          445,167
Putnam VT Voyager Fund -- Class IA                           346,133           42.844173      to       42.844173       14,829,769
Putnam VT Voyager Fund -- Class IB                            38,655           17.266105      to       17.266105          667,427
Putnam VT Capital Opportunities Fund -- Class IB              80,090           19.942323      to       19.942323        1,597,180
Putnam VT Equity Income Fund -- Class IA                      35,951           15.639461      to       15.639461          562,258
Putnam VT Equity Income Fund -- Class IB                      72,110           16.249834      to       16.249834        1,171,769
Invesco Van Kampen V.I. Growth and Income Fund --
 Class S2                                                    110,151           10.267992      to       14.645491        1,200,956
Invesco Van Kampen V.I. Comstock Fund -- Class S2            510,520           11.221180      to       11.221180        5,728,634

#  Rounded unit values

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                        ALLIANCEBERNSTEIN VPS    ALLIANCEBERNSTEIN VPS   ALLIANCEBERNSTEIN VPS
                                           BALANCED WEALTH           INTERNATIONAL           SMALL/MID CAP
                                          STRATEGY PORTFOLIO        VALUE PORTFOLIO         VALUE PORTFOLIO
                                             SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $8,848                 $168,126                 $10,821
                                               --------                ---------              ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    1,203                   15,780                 (28,583)
 Net realized gain on distributions                  --                       --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       30,383                  118,535               1,057,135
                                               --------                ---------              ----------
  Net gain (loss) on investments                 31,586                  134,315               1,028,552
                                               --------                ---------              ----------
  Net increase (decrease) in net
   assets resulting from operations             $40,434                 $302,441              $1,039,373
                                               ========                =========              ==========

                                                                ALLIANCEBERNSTEIN VPS
                                        ALLIANCEBERNSTEIN VPS       INTERNATIONAL
                                           VALUE PORTFOLIO        GROWTH PORTFOLIO
                                             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  ----------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $106                  $27,867
                                               -------                ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                      16                   (2,638)
 Net realized gain on distributions                 --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       1,351                  156,002
                                               -------                ---------
  Net gain (loss) on investments                 1,367                  153,364
                                               -------                ---------
  Net increase (decrease) in net
   assets resulting from operations             $1,473                 $181,231
                                               =======                =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                  INVESCO V.I.        INVESCO V.I.        INVESCO V.I.
                                    CAPITAL               CORE           INTERNATIONAL
                               APPRECIATION FUND      EQUITY FUND         GROWTH FUND
                                SUB-ACCOUNT (A)     SUB-ACCOUNT (B)     SUB-ACCOUNT (C)
-----------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $16,527             $11,529            $120,746
                                    --------            --------            --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               10,333              (2,804)             (2,873)
 Net realized gain on
  distributions                           --                  --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                               300,419              97,930             601,512
                                    --------            --------            --------
  Net gain (loss) on
   investments                       310,752              95,126             598,639
                                    --------            --------            --------
  Net increase (decrease) in
   net assets resulting from
   operations                       $327,279            $106,655            $719,385
                                    ========            ========            ========

                                  INVESCO V.I.        INVESCO V.I.
                                  MID CAP CORE         SMALL CAP
                                  EQUITY FUND         EQUITY FUND
                                SUB-ACCOUNT (D)     SUB-ACCOUNT (E)
-----------------------------  --------------------------------------
INVESTMENT INCOME:
 Dividends                           $20,194                $ --
                                    --------            --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                4,379             (20,190)
 Net realized gain on
  distributions                           --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                               468,706             466,128
                                    --------            --------
  Net gain (loss) on
   investments                       473,085             445,938
                                    --------            --------
  Net increase (decrease) in
   net assets resulting from
   operations                       $493,279            $445,938
                                    ========            ========

(a)  Formerly AIM V.I. Capital Appreciation Fund. Change effective April 30,
     2010.

(b) Formerly AIM V.I. Core Equity Fund. Change effective April 30, 2010.

(c)  Formerly AIM V.I. International Growth Fund. Change effective April 30,
     2010.

(d) Formerly AIM V.I. Mid Cap Core Equity Fund. Change effective April 30, 2010.

(e)  Formerly AIM V.I. Small Cap Equity Fund. Change effective April 30, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                             INVESCO V.I.            INVESCO V.I.           INVESCO V.I.
                                                CAPITAL                 GLOBAL                 GLOBAL
                                           DEVELOPMENT FUND        MULTI-ASSET FUND       REAL ESTATE FUND
                                            SUB-ACCOUNT (F)         SUB-ACCOUNT (G)       SUB-ACCOUNT (H)
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                          $ --                  $3,651                $5,207
                                               ---------               ---------              --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    40,053                   3,125                    --
 Net realized gain on distributions                   --                      --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       245,005                  94,924                14,244
                                               ---------               ---------              --------
  Net gain (loss) on investments                 285,058                  98,049                14,244
                                               ---------               ---------              --------
  Net increase (decrease) in net
   assets resulting from operations             $285,058                $101,700               $19,451
                                               =========               =========              ========

                                        ALLIANCEBERNSTEIN VPS      AMERICAN FUNDS
                                             REAL ESTATE               GLOBAL
                                         INVESTMENT PORTFOLIO        BOND FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------
INVESTMENT INCOME:
 Dividends                                         $41                 $43,051
                                               -------                --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     (58)                      2
 Net realized gain on distributions                 --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       6,548                  21,522
                                               -------                --------
  Net gain (loss) on investments                 6,490                  21,524
                                               -------                --------
  Net increase (decrease) in net
   assets resulting from operations             $6,531                 $64,575
                                               =======                ========

(f)  Formerly AIM V.I. Capital Development Fund. Change effective April 30,
     2010.

(g) Formerly AIM V.I. PowerShares ETF Allocation Fund. Change effective April 30, 2010.

(h) Formerly AIM V.I. Global Real Estate Fund. Change effective April 30, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                               AMERICAN FUNDS                           AMERICAN FUNDS
                                CAPITAL WORLD       AMERICAN FUNDS        BLUE CHIP
                                  GROWTH &              ASSET             INCOME AND
                                 INCOME FUND       ALLOCATION FUND       GROWTH FUND
                                 SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                          $66,873             $552,837            $280,153
                                  ---------           ----------          ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions               (6)             (97,400)             (1,019)
 Net realized gain on
  distributions                          --                   --                  --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              236,067            2,948,156           1,628,522
                                  ---------           ----------          ----------
  Net gain (loss) on
   investments                      236,061            2,850,756           1,627,503
                                  ---------           ----------          ----------
  Net increase (decrease)
   in net assets resulting
   from operations                 $302,934           $3,403,593          $1,907,656
                                  =========           ==========          ==========


                                                    AMERICAN FUNDS
                               AMERICAN FUNDS           GLOBAL
                                  BOND FUND          GROWTH FUND
                                 SUB-ACCOUNT         SUB-ACCOUNT
---------------------------  ---------------------------------------
INVESTMENT INCOME:
 Dividends                          $923,273            $296,638
                                 -----------          ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON
 INVESTMENTS:
 Net realized gain (loss)
  on security transactions            12,552             (18,689)
 Net realized gain on
  distributions                           --                  --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               905,623           1,993,858
                                 -----------          ----------
  Net gain (loss) on
   investments                       918,175           1,975,169
                                 -----------          ----------
  Net increase (decrease)
   in net assets resulting
   from operations                $1,841,448          $2,271,807
                                 ===========          ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                          AMERICAN FUNDS       AMERICAN FUNDS      AMERICAN FUNDS
                                            GROWTH FUND      GROWTH-INCOME FUND  INTERNATIONAL FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $536,970            $908,389            $735,712
                                            -----------          ----------          ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  154,032             114,282             192,782
 Net realized gain on distributions                  --                  --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   12,296,936           5,731,131           1,744,243
                                            -----------          ----------          ----------
  Net gain (loss) on investments             12,450,968           5,845,413           1,937,025
                                            -----------          ----------          ----------
  Net increase (decrease) in net
   assets resulting from operations         $12,987,938          $6,753,802          $2,672,737
                                            ===========          ==========          ==========

                                                               AMERICAN FUNDS
                                          AMERICAN FUNDS        GLOBAL SMALL
                                          NEW WORLD FUND     CAPITALIZATION FUND
                                           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -----------------------------------------
INVESTMENT INCOME:
 Dividends                                    $248,680             $253,699
                                            ----------           ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 (23,370)             (23,996)
 Net realized gain on distributions                 --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   2,385,637            2,831,175
                                            ----------           ----------
  Net gain (loss) on investments             2,362,267            2,807,179
                                            ----------           ----------
  Net increase (decrease) in net
   assets resulting from operations         $2,610,947           $3,060,878
                                            ==========           ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                      FIDELITY VIP        FIDELITY VIP       FIDELITY VIP
                                     ASSET MANAGER       EQUITY-INCOME          GROWTH
                                       PORTFOLIO           PORTFOLIO          PORTFOLIO
                                      SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
-------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $18,482            $258,465               $18
                                       ----------          ----------          --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (106,366)           (270,127)              354
 Net realized gain on
  distributions                             5,492                  --               199
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         249,424           2,087,253            11,696
                                       ----------          ----------          --------
  Net gain (loss) on investments          148,550           1,817,126            12,249
                                       ----------          ----------          --------
  Net increase (decrease) in net
   assets resulting from
   operations                            $167,032          $2,075,591           $12,267
                                       ==========          ==========          ========

                                      FIDELITY VIP       FIDELITY VIP
                                       CONTRAFUND          OVERSEAS
                                       PORTFOLIO          PORTFOLIO
                                      SUB-ACCOUNT        SUB-ACCOUNT
---------------------------------  ------------------------------------
INVESTMENT INCOME:
 Dividends                               $149,729            $6,423
                                       ----------          --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    (8,411)           (7,621)
 Net realized gain on
  distributions                             6,837               876
 Net unrealized appreciation
  (depreciation) of investments
  during the year                       2,163,450            57,922
                                       ----------          --------
  Net gain (loss) on investments        2,161,876            51,177
                                       ----------          --------
  Net increase (decrease) in net
   assets resulting from
   operations                          $2,311,605           $57,600
                                       ==========          ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                             FIDELITY VIP
                                      FIDELITY VIP        FIDELITY VIP     DYNAMIC CAPITAL
                                        MID CAP         VALUE STRATEGIES     APPRECIATION
                                       PORTFOLIO            PORTFOLIO         PORTFOLIO
                                      SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT
-------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $14,638               $195              $140
                                       ----------            -------            ------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (12,392)             1,298              (974)
 Net realized gain on
  distributions                            35,231                 --                --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                       2,760,466             14,490            10,641
                                       ----------            -------            ------
  Net gain (loss) on investments        2,783,305             15,788             9,667
                                       ----------            -------            ------
  Net increase (decrease) in net
   assets resulting from
   operations                          $2,797,943            $15,983            $9,807
                                       ==========            =======            ======


                                    FIDELITY VIP       FIDELITY VIP
                                    FREEDOM 2010       FREEDOM 2020
                                      PORTFOLIO          PORTFOLIO
                                     SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------  ------------------------------------
INVESTMENT INCOME:
 Dividends                              $7,460            $10,229
                                       -------            -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    255                (92)
 Net realized gain on
  distributions                          6,212              3,390
 Net unrealized appreciation
  (depreciation) of investments
  during the year                       20,893             42,009
                                       -------            -------
  Net gain (loss) on investments        27,360             45,307
                                       -------            -------
  Net increase (decrease) in net
   assets resulting from
   operations                          $34,820            $55,536
                                       =======            =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                             FRANKLIN
                                  FIDELITY VIP        FIDELITY VIP            RISING
                                  FREEDOM 2030      STRATEGIC INCOME        DIVIDENDS
                                   PORTFOLIO           PORTFOLIO         SECURITIES FUND
                                  SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $6,347              $4,093               $2,012
                                    --------            --------             --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  371                  22                  108
 Net realized gain on
  distributions                        2,278               2,233                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         34,090              (2,935)              32,937
                                    --------            --------             --------
  Net gain (loss) on
   investments                        36,739                (680)              33,045
                                    --------            --------             --------
  Net increase (decrease) in
   net assets resulting from
   operations                        $43,086              $3,413              $35,057
                                    ========            ========             ========

                                                        FRANKLIN
                                     FRANKLIN         SMALL-MID CAP
                                      INCOME             GROWTH
                                 SECURITIES FUND     SECURITIES FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT
------------------------------  -------------------------------------
INVESTMENT INCOME:
 Dividends                            $868,833               $ --
                                    ----------          ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  2,405               (626)
 Net realized gain on
  distributions                             --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          744,817            150,778
                                    ----------          ---------
  Net gain (loss) on
   investments                         747,222            150,152
                                    ----------          ---------
  Net increase (decrease) in
   net assets resulting from
   operations                       $1,616,055           $150,152
                                    ==========          =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                              FRANKLIN              FRANKLIN
                                             SMALL CAP             STRATEGIC
                                               VALUE                 INCOME            MUTUAL SHARES
                                          SECURITIES FUND       SECURITIES FUND       SECURITIES FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $63,011              $504,173              $274,333
                                             ----------            ----------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  (34,368)                3,795                (7,546)
 Net realized gain on distributions                  --                    --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    2,032,184               603,470             1,626,902
                                             ----------            ----------            ----------
  Net gain (loss) on investments              1,997,816               607,265             1,619,356
                                             ----------            ----------            ----------
  Net increase (decrease) in net
   assets resulting from operations          $2,060,827            $1,111,438            $1,893,689
                                             ==========            ==========            ==========

                                             TEMPLETON
                                            DEVELOPING            TEMPLETON
                                              MARKETS              FOREIGN
                                          SECURITIES FUND      SECURITIES FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------
INVESTMENT INCOME:
 Dividends                                     $16,335              $27,778
                                             ---------            ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   1,091                4,287
 Net realized gain on distributions                 --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     181,338              161,234
                                             ---------            ---------
  Net gain (loss) on investments               182,429              165,521
                                             ---------            ---------
  Net increase (decrease) in net
   assets resulting from operations           $198,764             $193,299
                                             =========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                             FRANKLIN
                                      TEMPLETON            MUTUAL            FLEX CAP
                                       GROWTH         GLOBAL DISCOVERY        GROWTH
                                   SECURITIES FUND    SECURITIES FUND    SECURITIES FUND
                                     SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $47,259            $120,950              $ --
                                      ---------          ----------          --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  12,772                (358)             (102)
 Net realized gain on
  distributions                              --                  --                --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                       224,045             963,207            51,233
                                      ---------          ----------          --------
  Net gain (loss) on investments        236,817             962,849            51,131
                                      ---------          ----------          --------
  Net increase (decrease) in net
   assets resulting from
   operations                          $284,076          $1,083,799           $51,131
                                      =========          ==========          ========


                                      TEMPLETON            HARTFORD
                                     GLOBAL BOND           ADVISERS
                                   SECURITIES FUND         HLS FUND
                                     SUB-ACCOUNT       SUB-ACCOUNT (I)
--------------------------------  --------------------------------------
INVESTMENT INCOME:
 Dividends                              $189,032            $528,457
                                      ----------          ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (13,371)           (766,004)
 Net realized gain on
  distributions                           34,196                  --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                      1,491,093           4,503,955
                                      ----------          ----------
  Net gain (loss) on investments       1,511,918           3,737,951
                                      ----------          ----------
  Net increase (decrease) in net
   assets resulting from
   operations                         $1,700,950          $4,266,408
                                      ==========          ==========

(i) Effective March 19, 2010 Hartford Global Advisers HLS Fund merged with Hartford Advisers HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                    HARTFORD              HARTFORD               HARTFORD
                                     TOTAL                 CAPITAL               DIVIDEND
                                  RETURN BOND           APPRECIATION            AND GROWTH
                                    HLS FUND              HLS FUND               HLS FUND
                                  SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                         $2,858,200               $738,729               $977,273
                                   ----------            -----------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                20,923                287,861                 88,780
 Net realized gain on
  distributions                            --                     --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                              1,705,696             14,141,555              5,251,579
                                   ----------            -----------            -----------
  Net gain (loss) on
   investments                      1,726,619             14,429,416              5,340,359
                                   ----------            -----------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                      $4,584,819            $15,168,145             $6,317,632
                                   ==========            ===========            ===========


                                 HARTFORD         HARTFORD
                              GLOBAL RESEARCH   GLOBAL GROWTH
                                 HLS FUND         HLS FUND
                              SUB-ACCOUNT (J)    SUB-ACCOUNT
----------------------------  --------------------------------
INVESTMENT INCOME:
 Dividends                         $1,378             $901
                                  -------          -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions             4,529            3,028
 Net realized gain on
  distributions                        --               --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                             16,306           44,376
                                  -------          -------
  Net gain (loss) on
   investments                     20,835           47,404
                                  -------          -------
  Net increase (decrease) in
   net assets resulting from
   operations                     $22,213          $48,305
                                  =======          =======

(j)  Formerly Hartford Global Equity HLS Fund. Change effective March 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                     HARTFORD                                HARTFORD
                                   DISCIPLINED           HARTFORD             GROWTH
                                      EQUITY              GROWTH          OPPORTUNITIES
                                     HLS FUND            HLS FUND            HLS FUND
                                   SUB-ACCOUNT       SUB-ACCOUNT (K)       SUB-ACCOUNT
------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $156,737               $572               $1,755
                                    ----------           --------           ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    235             15,620                3,486
 Net realized gain on
  distributions                             --                 --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        1,434,670             73,606            2,190,768
                                    ----------           --------           ----------
  Net gain (loss) on
   investments                       1,434,905             89,226            2,194,254
                                    ----------           --------           ----------
  Net increase (decrease) in
   net assets resulting from
   operations                       $1,591,642            $89,798           $2,196,009
                                    ==========           ========           ==========


                                    HARTFORD            HARTFORD
                                   HIGH YIELD            INDEX
                                    HLS FUND            HLS FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT
------------------------------  -------------------------------------
INVESTMENT INCOME:
 Dividends                            $14,691            $693,347
                                    ---------          ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 1,169            (627,427)
 Net realized gain on
  distributions                            --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         285,615           5,537,030
                                    ---------          ----------
  Net gain (loss) on
   investments                        286,784           4,909,603
                                    ---------          ----------
  Net increase (decrease) in
   net assets resulting from
   operations                        $301,475          $5,602,950
                                    =========          ==========

(k) Effective April 16, 2010 Hartford Fundamental Growth HLS Fund merged with Hartford Growth HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                           HARTFORD           HARTFORD
                                        INTERNATIONAL      SMALL/MID CAP         HARTFORD
                                        OPPORTUNITIES          EQUITY             MIDCAP
                                           HLS FUND           HLS FUND           HLS FUND
                                      SUB-ACCOUNT (L)(M)  SUB-ACCOUNT (N)       SUB-ACCOUNT
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $275,528            $1,729              $74,587
                                          ----------          --------          -----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                     (730,168)               19           (1,011,766)
 Net realized gain on distributions               --                --                   --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                          3,322,337            53,985            7,417,753
                                          ----------          --------          -----------
  Net gain (loss) on investments           2,592,169            54,004            6,405,987
                                          ----------          --------          -----------
  Net increase (decrease) in net
   assets resulting from operations       $2,867,697           $55,733           $6,480,574
                                          ==========          ========          ===========


                                           HARTFORD         HARTFORD
                                         MIDCAP VALUE     MONEY MARKET
                                           HLS FUND         HLS FUND
                                         SUB-ACCOUNT      SUB-ACCOUNT
------------------------------------  --------------------------------
INVESTMENT INCOME:
 Dividends                                   $34,561          $ --
                                          ----------          ----
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                       26,570            --
 Net realized gain on distributions               --            --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                          1,235,085            --
                                          ----------          ----
  Net gain (loss) on investments           1,261,655            --
                                          ----------          ----
  Net increase (decrease) in net
   assets resulting from operations       $1,296,216          $ --
                                          ==========          ====

(l) Effective April 16, 2010 Hartford International Growth HLS Fund merged with Hartford International Opportunities HLS Fund.

(m) Effective April 16, 2010 Hartford International Small Company HLS Fund merged with Hartford International Opportunities HLS Fund.

(n) Formerly Hartford MidCap Growth HLS Fund. Change effective March 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                             HARTFORD             HARTFORD             HARTFORD
                                          SMALL COMPANY       SMALLCAP GROWTH           STOCK
                                             HLS FUND             HLS FUND             HLS FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                        $ --                $ --              $441,303
                                            ----------            --------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                (458,224)               (194)             (899,209)
 Net realized gain on distributions                 --                  --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   3,997,680              18,106             5,739,975
                                            ----------            --------            ----------
  Net gain (loss) on investments             3,539,456              17,912             4,840,766
                                            ----------            --------            ----------
  Net increase (decrease) in net
   assets resulting from operations         $3,539,456             $17,912            $5,282,069
                                            ==========            ========            ==========

                                             HARTFORD
                                          U.S. GOVERNMENT          HARTFORD
                                            SECURITIES              VALUE
                                             HLS FUND              HLS FUND
                                            SUB-ACCOUNT       SUB-ACCOUNT (O)(P)
--------------------------------------  -----------------------------------------
INVESTMENT INCOME:
 Dividends                                    $325,525              $206,763
                                             ---------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   1,045              (491,834)
 Net realized gain on distributions                 --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     (59,250)            1,901,447
                                             ---------            ----------
  Net gain (loss) on investments               (58,205)            1,409,613
                                             ---------            ----------
  Net increase (decrease) in net
   assets resulting from operations           $267,320            $1,616,376
                                             =========            ==========

(o) Effective March 19, 2010 Hartford Value Opportunities HLS Fund merged with Hartford Value HLS Fund.

(p) Effective March 19, 2010 Hartford Equity Income HLS Fund merged with Hartford Value HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                        LORD ABBETT         LORD ABBETT        LORD ABBETT
                                        FUNDAMENTAL      CAPITAL STRUCTURE   BOND-DEBENTURE
                                      EQUITY PORTFOLIO       PORTFOLIO          PORTFOLIO
                                      SUB-ACCOUNT (Q)     SUB-ACCOUNT (R)      SUB-ACCOUNT
---------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $87              $50,434           $375,063
                                          -------            ---------          ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                         6               17,215             21,324
 Net realized gain on distributions            --                   --                 --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                           2,410              176,318            267,926
                                          -------            ---------          ---------
  Net gain (loss) on investments            2,416              193,533            289,250
                                          -------            ---------          ---------
  Net increase (decrease) in net
   assets resulting from operations        $2,503             $243,967           $664,313
                                          =======            =========          =========

                                        LORD ABBETT
                                        GROWTH AND
                                          INCOME          MFS GROWTH
                                         PORTFOLIO          SERIES
                                        SUB-ACCOUNT       SUB-ACCOUNT
-----------------------------------  ----------------------------------
INVESTMENT INCOME:
 Dividends                                 $10,058              $52
                                         ---------          -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                        123               47
 Net realized gain on distributions             --               --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                          272,157            8,647
                                         ---------          -------
  Net gain (loss) on investments           272,280            8,694
                                         ---------          -------
  Net increase (decrease) in net
   assets resulting from operations       $282,338           $8,746
                                         =========          =======

(q) From inception May 24, 2010 to December 31, 2010.

(r)  Formerly Lord Abbett America's Value Portfolio. Change effective May 1,
     2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                         MFS INVESTORS       MFS NEW          MFS TOTAL
                                         TRUST SERIES    DISCOVERY SERIES   RETURN SERIES
                                          SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
-------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $4,913              $ --          $229,501
                                            -------          --------          --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  396            14,935           (38,781)
 Net realized gain on distributions              --                --                --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   44,161           428,575           640,173
                                            -------          --------          --------
  Net gain (loss) on investments             44,557           443,510           601,392
                                            -------          --------          --------
  Net increase (decrease) in net
   assets resulting from operations         $49,470          $443,510          $830,893
                                            =======          ========          ========

                                            MFS VALUE         MFS RESEARCH
                                              SERIES          BOND SERIES
                                           SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------  ------------------------------------
INVESTMENT INCOME:
 Dividends                                    $117,133          $102,396
                                            ----------          --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   1,819               643
 Net realized gain on distributions                 --            10,571
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     991,047           131,934
                                            ----------          --------
  Net gain (loss) on investments               992,866           143,148
                                            ----------          --------
  Net increase (decrease) in net
   assets resulting from operations         $1,109,999          $245,544
                                            ==========          ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                           UIF CORE PLUS        UIF EMERGING          UIF EMERGING
                                           FIXED INCOME         MARKETS DEBT         MARKETS EQUITY
                                             PORTFOLIO            PORTFOLIO            PORTFOLIO
                                          SUB-ACCOUNT (S)      SUB-ACCOUNT (T)      SUB-ACCOUNT (U)
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $14,493                 $ --                  $59
                                              -------              -------               ------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    271                   (8)                  16
 Net realized gain on distributions                --                   --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      2,260               (1,142)               2,450
                                              -------              -------               ------
  Net gain (loss) on investments                2,531               (1,150)               2,466
                                              -------              -------               ------
  Net increase (decrease) in net
   assets resulting from operations           $17,024              $(1,150)              $2,525
                                              =======              =======               ======

                                              INVESCO
                                          VAN KAMPEN V. I.        UIF MID CAP
                                                HIGH                 GROWTH
                                             YIELD FUND            PORTFOLIO
                                          SUB-ACCOUNT (V)       SUB-ACCOUNT (W)
--------------------------------------  ------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $1,077                   $ --
                                               ------               --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                     14                111,061
 Net realized gain on distributions                --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        211                370,027
                                               ------               --------
  Net gain (loss) on investments                  225                481,088
                                               ------               --------
  Net increase (decrease) in net
   assets resulting from operations            $1,302               $481,088
                                               ======               ========

(s) Formerly Van Kampen -- UIF Core Plus Fixed Income Portfolio. Change effective June 1, 2010.

(t)  Funded as of October 31, 2010.

(u) Formerly Van Kampen -- UIF Emerging Markets Equity Portfolio. Change Effective June 1, 2010.

(v) Formerly Van Kampen -- UIF High Yield Portfolio. Change effective June 1, 2010.

(w) Formerly Van Kampen -- UIF Mid Cap Growth Portfolio. Change effective June 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                               INVESCO
                                          VAN KAMPEN V. I.        MORGAN STANLEY --      INVESCO V I. SELECT
                                               MID CAP              FOCUS GROWTH             DIMENSIONS
                                             VALUE FUND               PORTFOLIO             BALANCED FUND
                                           SUB-ACCOUNT (X)           SUB-ACCOUNT           SUB-ACCOUNT (Y)
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $25,793                   $ --                    $268
                                              ---------                -------                 -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  377,688                    126                      --
 Net realized gain on distributions                  --                     --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      183,271                  3,968                   1,267
                                              ---------                -------                 -------
  Net gain (loss) on investments                560,959                  4,094                   1,267
                                              ---------                -------                 -------
  Net increase (decrease) in net
   assets resulting from operations            $586,752                 $4,094                  $1,535
                                              =========                =======                 =======

                                                                  INVESCO V.I. SELECT
                                           MORGAN STANLEY --          DIMENSIONS
                                            FLEXIBLE INCOME            DIVIDEND
                                               PORTFOLIO              GROWTH FUND
                                              SUB-ACCOUNT           SUB-ACCOUNT (Z)
--------------------------------------  ----------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $1,731                    $413
                                                -------                 -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                       41                       3
 Net realized gain on distributions                  --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          673                   2,775
                                                -------                 -------
  Net gain (loss) on investments                    714                   2,778
                                                -------                 -------
  Net increase (decrease) in net
   assets resulting from operations              $2,445                  $3,191
                                                =======                 =======

(x) Formerly Van Kampen -- UIF U.S. Mid Cap Value Portfolio. Change effective June 1, 2010.

(y)  Formerly Morgan Stanley -- Balanced Portfolio. Change effective June 1,
     2010.

(z) Formerly Morgan Stanley -- Dividend Growth Portfolio. Change effective June 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                               INVESCO V.I. SELECT      OPPENHEIMER
                                          MORGAN STANLEY --         DIMENSIONS            CAPITAL
                                            MONEY MARKET         EQUALLY-WEIGHTED       APPRECIATION
                                              PORTFOLIO            S&P 500 FUND           FUND/VA
                                             SUB-ACCOUNT         SUB-ACCOUNT (AA)       SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                       $26                    $314                  $ --
                                                 ---                  ------              --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                    --                     173               (15,167)
 Net realized gain on distributions               --                      --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        --                   4,468               252,539
                                                 ---                  ------              --------
  Net gain (loss) on investments                  --                   4,641               237,372
                                                 ---                  ------              --------
  Net increase (decrease) in net
   assets resulting from operations              $26                  $4,955              $237,372
                                                 ===                  ======              ========


                                            OPPENHEIMER          OPPENHEIMER
                                         GLOBAL SECURITIES       MAIN STREET
                                              FUND/VA              FUND/VA
                                            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------
INVESTMENT INCOME:
 Dividends                                     $20,727               $5,465
                                              --------             --------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   1,791                  966
 Net realized gain on distributions                 --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     261,398               97,228
                                              --------             --------
  Net gain (loss) on investments               263,189               98,194
                                              --------             --------
  Net increase (decrease) in net
   assets resulting from operations           $283,916             $103,659
                                              ========             ========

(aa) Formerly Morgan Stanley -- Equally-Weighted S&P 500 Portfolio. Change effective June 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                       OPPENHEIMER
                                       MAIN STREET       OPPENHEIMER        PUTNAM VT
                                        SMALL CAP           VALUE          DIVERSIFIED
                                         FUND/VA           FUND/VA         INCOME FUND
                                       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $7,560             $372          $1,004,442
                                        ---------          -------          ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    31,150              123              24,114
 Net realized gain on
  distributions                                --               --                  --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         354,997            5,432            (166,155)
                                        ---------          -------          ----------
  Net gain (loss) on investments          386,147            5,555            (142,041)
                                        ---------          -------          ----------
  Net increase (decrease) in net
   assets resulting from
   operations                            $393,707           $5,927            $862,401
                                        =========          =======          ==========


                                        PUTNAM VT          PUTNAM VT
                                      GLOBAL ASSET           GLOBAL
                                     ALLOCATION FUND      EQUITY FUND
                                       SUB-ACCOUNT        SUB-ACCOUNT
----------------------------------  -------------------------------------
INVESTMENT INCOME:
 Dividends                                $27,065             $75,541
                                        ---------          ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (53,549)           (297,892)
 Net realized gain on
  distributions                                --                  --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                          93,528             525,433
                                        ---------          ----------
  Net gain (loss) on investments           39,979             227,541
                                        ---------          ----------
  Net increase (decrease) in net
   assets resulting from
   operations                             $67,044            $303,082
                                        =========          ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                            PUTNAM VT          PUTNAM VT          PUTNAM VT
                                            GROWTH AND       GLOBAL HEALTH           HIGH
                                           INCOME FUND         CARE FUND          YIELD FUND
                                           SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $191,043           $13,214            $765,382
                                            ----------          --------          ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                (329,295)            6,863             (82,570)
 Net realized gain on distributions                 --                --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   1,669,600            (4,063)            658,972
                                            ----------          --------          ----------
  Net gain (loss) on investments             1,340,305             2,800             576,402
                                            ----------          --------          ----------
  Net increase (decrease) in net
   assets resulting from operations         $1,531,348           $16,014          $1,341,784
                                            ==========          ========          ==========

                                                                  PUTNAM             PUTNAM VT
                                            PUTNAM VT          INTERNATIONAL       INTERNATIONAL
                                           INCOME FUND          VALUE FUND          EQUITY FUND
                                           SUB-ACCOUNT       SUB-ACCOUNT (AB)       SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $883,213             $68,824             $374,179
                                            ----------           ---------           ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                  81,228             (27,153)            (118,218)
 Net realized gain on distributions                 --                  --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (220,422)            102,059              625,838
                                            ----------           ---------           ----------
  Net gain (loss) on investments              (139,194)             74,906              507,620
                                            ----------           ---------           ----------
  Net increase (decrease) in net
   assets resulting from operations           $744,019            $143,730             $881,799
                                            ==========           =========           ==========

(ab) Formerly Putnam VT International Growth and Income Fund. Change effective January 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                            PUTNAM VT                         PUTNAM VT
                                          INTERNATIONAL        PUTNAM VT        MONEY
                                           GROWTH FUND      INVESTORS FUND   MARKET FUND
                                         SUB-ACCOUNT (AC)     SUB-ACCOUNT    SUB-ACCOUNT
----------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $11,896             $5,817          $25
                                             -------            -------          ---
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                               (27,223)           (38,982)          --
 Net realized gain on distributions               --                 --           --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    57,743             78,497           --
                                             -------            -------          ---
  Net gain (loss) on investments              30,520             39,515           --
                                             -------            -------          ---
  Net increase (decrease) in net
   assets resulting from operations          $42,416            $45,332          $25
                                             =======            =======          ===

                                              PUTNAM VT           PUTNAM VT          PUTNAM VT
                                              MULTI-CAP           SMALL CAP        GEORGE PUTNAM
                                             GROWTH FUND          VALUE FUND       BALANCED FUND
                                        SUB-ACCOUNT (AD)(AE)     SUB-ACCOUNT      SUB-ACCOUNT (AF)
--------------------------------------  -----------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $37,743              $3,448           $12,641
                                             ----------            --------           -------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 (261,179)             69,566           (15,060)
 Net realized gain on distributions                  --                  --                --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    1,591,841             195,253            26,171
                                             ----------            --------           -------
  Net gain (loss) on investments              1,330,662             264,819            11,111
                                             ----------            --------           -------
  Net increase (decrease) in net
   assets resulting from operations          $1,368,405            $268,267           $23,752
                                             ==========            ========           =======

(ac) Formerly Putnam International New Opportunities Fund. Change effective January 30, 2010.

(ad) Formerly Putnam VT New Opportunities Fund. Change effective September 1, 2010.

(ae) Effective September 24, 2010 Putnam VT Vista Fund merged with Putnam VT Multi-Cap Growth Fund.

(af) Formerly Putnam VT The George Putnam Fund of Boston. Change effective September 30, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                            PUTNAM VT                                PUTNAM VT
                                             GLOBAL            PUTNAM VT              CAPITAL
                                         UTILITIES FUND       VOYAGER FUND      OPPORTUNITIES FUND
                                           SUB-ACCOUNT        SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $18,524            $199,912               $3,308
                                            ---------          ----------            ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                (15,387)           (596,990)             (49,015)
 Net realized gain on distributions                --                  --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      3,301           3,118,572              359,540
                                            ---------          ----------            ---------
  Net gain (loss) on investments              (12,086)          2,521,582              310,525
                                            ---------          ----------            ---------
  Net increase (decrease) in net
   assets resulting from operations            $6,438          $2,721,494             $313,833
                                            =========          ==========            =========

                                                                 INVESCO
                                            PUTNAM VT        VAN KAMPEN V.I.          INVESCO
                                             EQUITY            GROWTH AND         VAN KAMPEN V.I.
                                           INCOME FUND         INCOME FUND         COMSTOCK FUND
                                           SUB-ACCOUNT      SUB-ACCOUNT (AG)     SUB-ACCOUNT (AH)
--------------------------------------  -----------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $36,332              $1,032               $6,861
                                            ---------           ---------            ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 19,791               1,333               43,242
 Net realized gain on distributions                --                  --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    115,597             129,417              726,954
                                            ---------           ---------            ---------
  Net gain (loss) on investments              135,388             130,750              770,196
                                            ---------           ---------            ---------
  Net increase (decrease) in net
   assets resulting from operations          $171,720            $131,782             $777,057
                                            =========           =========            =========

(ag) Formerly Van Kampen LIT Growth and Income Portfolio. Change effective June 1, 2010.

(ah) Formerly Van Kampen LIT Comstock Portfolio. Change effective June 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                         ALLIANCEBERNSTEIN VPS   ALLIANCEBERNSTEIN VPS   ALLIANCEBERNSTEIN VPS
                                            BALANCED WEALTH          INTERNATIONAL           SMALL/MID CAP
                                          STRATEGY PORTFOLIO        VALUE PORTFOLIO         VALUE PORTFOLIO
                                              SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                            $8,848                 $168,126                 $10,821
 Net realized gain (loss) on security
  transactions                                     1,203                   15,780                 (28,583)
 Capital gains income                                 --                       --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        30,383                  118,535               1,057,135
                                               ---------              -----------             -----------
 Net increase (decrease) in net assets
  resulting from operations                       40,434                  302,441               1,039,373
                                               ---------              -----------             -----------
UNIT TRANSACTIONS:
 Purchases                                       122,012                1,024,747                 520,259
 Net transfers                                   114,502                   17,522               1,773,435
 Surrenders for benefit payments and
  fees                                            (6,928)                (244,981)               (164,764)
 Net loan activity                                    --                  (44,806)                (33,212)
 Cost of insurance                               (50,452)                (578,297)               (343,930)
                                               ---------              -----------             -----------
 Net increase (decrease) in net assets
  resulting from unit transactions               179,134                  174,185               1,751,788
                                               ---------              -----------             -----------
 Net increase (decrease) in net assets           219,568                  476,626               2,791,161
NET ASSETS:
 Beginning of year                               287,165                6,184,003               2,923,626
                                               ---------              -----------             -----------
 End of year                                    $506,733               $6,660,629              $5,714,787
                                               =========              ===========             ===========

                                                                ALLIANCEBERNSTEIN VPS
                                        ALLIANCEBERNSTEIN VPS       INTERNATIONAL
                                           VALUE PORTFOLIO         GROWTH PORTFOLIO
                                             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  ----------------------------------------------
OPERATIONS:
 Net investment income                             $106                  $27,867
 Net realized gain (loss) on security
  transactions                                       16                   (2,638)
 Capital gains income                                --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        1,351                  156,002
                                               --------              -----------
 Net increase (decrease) in net assets
  resulting from operations                       1,473                  181,231
                                               --------              -----------
UNIT TRANSACTIONS:
 Purchases                                        1,808                  215,710
 Net transfers                                    4,698                  (42,466)
 Surrenders for benefit payments and
  fees                                               --                       --
 Net loan activity                                   --                     (272)
 Cost of insurance                               (2,075)                (117,310)
                                               --------              -----------
 Net increase (decrease) in net assets
  resulting from unit transactions                4,431                   55,662
                                               --------              -----------
 Net increase (decrease) in net assets            5,904                  236,893
NET ASSETS:
 Beginning of year                                6,210                1,438,025
                                               --------              -----------
 End of year                                    $12,114               $1,674,918
                                               ========              ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                 INVESCO V.I.         INVESCO V.I.        INVESCO V.I.
                                   CAPITAL                CORE           INTERNATIONAL
                              APPRECIATION FUND       EQUITY FUND         GROWTH FUND
                               SUB-ACCOUNT (A)      SUB-ACCOUNT (B)     SUB-ACCOUNT (C)
-----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income               $16,527              $11,529            $120,746
 Net realized gain (loss)
  on security transactions            10,333               (2,804)             (2,873)
 Capital gains income                     --                   --                  --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               300,419               97,930             601,512
                                  ----------           ----------          ----------
 Net increase (decrease) in
  net assets resulting from
  operations                         327,279              106,655             719,385
                                  ----------           ----------          ----------
UNIT TRANSACTIONS:
 Purchases                           192,224               86,871             746,977
 Net transfers                       (66,442)              28,970           2,314,978
 Surrenders for benefit
  payments and fees                  (72,986)             (11,633)           (159,612)
 Net loan activity                       (15)              (1,346)            (17,811)
 Cost of insurance                  (127,291)             (55,401)           (523,731)
                                  ----------           ----------          ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  (74,510)              47,461           2,360,801
                                  ----------           ----------          ----------
 Net increase (decrease) in
  net assets                         252,769              154,116           3,080,186
NET ASSETS:
 Beginning of year                 2,156,428            1,125,506           3,599,534
                                  ----------           ----------          ----------
 End of year                      $2,409,197           $1,279,622          $6,679,720
                                  ==========           ==========          ==========

                                INVESCO V.I.        INVESCO V.I.
                                MID CAP CORE         SMALL CAP
                                EQUITY FUND         EQUITY FUND
                              SUB-ACCOUNT (D)     SUB-ACCOUNT (E)
---------------------------  --------------------------------------
OPERATIONS:
 Net investment income              $20,194                $ --
 Net realized gain (loss)
  on security transactions            4,379             (20,190)
 Capital gains income                    --                  --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              468,706             466,128
                                 ----------          ----------
 Net increase (decrease) in
  net assets resulting from
  operations                        493,279             445,938
                                 ----------          ----------
UNIT TRANSACTIONS:
 Purchases                          323,124             257,059
 Net transfers                       68,532           1,000,920
 Surrenders for benefit
  payments and fees                (105,880)            (18,816)
 Net loan activity                  (13,992)             (5,337)
 Cost of insurance                 (223,490)           (160,637)
                                 ----------          ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  48,294           1,073,189
                                 ----------          ----------
 Net increase (decrease) in
  net assets                        541,573           1,519,127
NET ASSETS:
 Beginning of year                3,604,451             965,161
                                 ----------          ----------
 End of year                     $4,146,024          $2,484,288
                                 ==========          ==========

(a)  Formerly AIM V.I. Capital Appreciation Fund. Change effective April 30,
     2010.

(b) Formerly AIM V.I. Core Equity Fund. Change effective April 30, 2010.

(c)  Formerly AIM V.I. International Growth Fund. Change effective April 30,
     2010.

(d) Formerly AIM V.I. Mid Cap Core Equity Fund. Change effective April 30, 2010.

(e)  Formerly AIM V.I. Small Cap Equity Fund. Change effective April 30, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                             INVESCO V.I.           INVESCO V.I.           INVESCO V.I.
                                               CAPITAL                 GLOBAL                 GLOBAL
                                           DEVELOPMENT FUND       MULTI-ASSET FUND       REAL ESTATE FUND
                                           SUB-ACCOUNT (F)         SUB-ACCOUNT (G)       SUB-ACCOUNT (H)
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                              $ --                 $3,651                $5,207
 Net realized gain (loss) on security
  transactions                                    40,053                  3,125                    --
 Capital gains income                                 --                     --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       245,005                 94,924                14,244
                                              ----------              ---------              --------
 Net increase (decrease) in net assets
  resulting from operations                      285,058                101,700                19,451
                                              ----------              ---------              --------
UNIT TRANSACTIONS:
 Purchases                                       136,002                421,504                14,288
 Net transfers                                   (91,375)               303,137               106,528
 Surrenders for benefit payments and
  fees                                           (57,665)                    --                  (280)
 Net loan activity                                    --                   (139)                   --
 Cost of insurance                               (98,000)              (223,538)              (12,320)
                                              ----------              ---------              --------
 Net increase (decrease) in net assets
  resulting from unit transactions              (111,038)               500,964               108,216
                                              ----------              ---------              --------
 Net increase (decrease) in net assets           174,020                602,664               127,667
NET ASSETS:
 Beginning of year                             1,595,998                372,962                12,510
                                              ----------              ---------              --------
 End of year                                  $1,770,018               $975,626              $140,177
                                              ==========              =========              ========

                                         ALLIANCEBERNSTEIN VPS       AMERICAN FUNDS
                                              REAL ESTATE                GLOBAL
                                          INVESTMENT PORTFOLIO         BOND FUND
                                              SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  ----------------------------------------------
OPERATIONS:
 Net investment income                               $41                  $43,051
 Net realized gain (loss) on security
  transactions                                       (58)                       2
 Capital gains income                                 --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         6,548                   21,522
                                                --------               ----------
 Net increase (decrease) in net assets
  resulting from operations                        6,531                   64,575
                                                --------               ----------
UNIT TRANSACTIONS:
 Purchases                                        12,595                  262,507
 Net transfers                                    92,139                  513,061
 Surrenders for benefit payments and
  fees                                              (209)                 (18,875)
 Net loan activity                                    --                  (14,759)
 Cost of insurance                                (6,325)                (177,574)
                                                --------               ----------
 Net increase (decrease) in net assets
  resulting from unit transactions                98,200                  564,360
                                                --------               ----------
 Net increase (decrease) in net assets           104,731                  628,935
NET ASSETS:
 Beginning of year                                   604                  945,719
                                                --------               ----------
 End of year                                    $105,335               $1,574,654
                                                ========               ==========

(f)  Formerly AIM V.I. Capital Development Fund. Change effective April 30,
     2010.

(g) Formerly AIM V.I. PowerShares ETF Allocation Fund. Change effective April 30, 2010.

(h) Formerly AIM V.I. Global Real Estate Fund. Change effective April 30, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                          AMERICAN FUNDS                              AMERICAN FUNDS
                                           CAPITAL WORLD        AMERICAN FUNDS          BLUE CHIP
                                             GROWTH &               ASSET               INCOME AND
                                            INCOME FUND        ALLOCATION FUND         GROWTH FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $66,873              $552,837              $280,153
 Net realized gain (loss) on security
  transactions                                      (6)              (97,400)               (1,019)
 Capital gains income                               --                    --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     236,067             2,948,156             1,628,522
                                             ---------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                    302,934             3,403,593             1,907,656
                                             ---------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                     423,568             3,036,243             1,657,488
 Net transfers                                 502,381              (936,388)            2,142,721
 Surrenders for benefit payments and
  fees                                          (8,464)           (1,582,380)             (873,272)
 Net loan activity                             (19,106)              (35,367)              (12,810)
 Cost of insurance                            (326,943)           (2,141,038)           (1,177,831)
                                             ---------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             571,436            (1,658,930)            1,736,296
                                             ---------            ----------            ----------
 Net increase (decrease) in net assets         874,370             1,744,663             3,643,952
NET ASSETS:
 Beginning of year                           2,014,558            28,084,144            13,957,778
                                             ---------            ----------            ----------
 End of year                                 $2,888,928           $29,828,807           $17,601,730
                                             =========            ==========            ==========


                                                                  AMERICAN FUNDS
                                           AMERICAN FUNDS             GLOBAL
                                              BOND FUND             GROWTH FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------
OPERATIONS:
 Net investment income                           $923,273               $296,638
 Net realized gain (loss) on security
  transactions                                     12,552                (18,689)
 Capital gains income                                  --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        905,623              1,993,858
                                            -------------          -------------
 Net increase (decrease) in net assets
  resulting from operations                     1,841,448              2,271,807
                                            -------------          -------------
UNIT TRANSACTIONS:
 Purchases                                      3,899,689              1,829,054
 Net transfers                                    780,499                339,477
 Surrenders for benefit payments and
  fees                                           (975,176)              (793,603)
 Net loan activity                               (156,997)               (12,150)
 Cost of insurance                             (2,750,965)            (1,284,583)
                                            -------------          -------------
 Net increase (decrease) in net assets
  resulting from unit transactions                797,050                 78,195
                                            -------------          -------------
 Net increase (decrease) in net assets          2,638,498              2,350,002
NET ASSETS:
 Beginning of year                             28,337,321             19,564,529
                                            -------------          -------------
 End of year                                  $30,975,819            $21,914,531
                                            =============          =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                           AMERICAN FUNDS           AMERICAN FUNDS           AMERICAN FUNDS
                                             GROWTH FUND          GROWTH-INCOME FUND       INTERNATIONAL FUND
                                             SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $536,970                 $908,389                 $735,712
 Net realized gain (loss) on security
  transactions                                   154,032                  114,282                  192,782
 Capital gains income                                 --                       --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    12,296,936                5,731,131                1,744,243
                                             -----------              -----------              -----------
 Net increase (decrease) in net assets
  resulting from operations                   12,987,938                6,753,802                2,672,737
                                             -----------              -----------              -----------
UNIT TRANSACTIONS:
 Purchases                                     7,766,341                6,489,993                4,110,427
 Net transfers                                   756,631               (1,047,985)               1,504,746
 Surrenders for benefit payments and
  fees                                        (2,310,691)              (2,410,655)              (1,575,265)
 Net loan activity                              (233,787)                (158,075)                (166,170)
 Cost of insurance                            (5,685,388)              (4,436,723)              (2,735,039)
                                             -----------              -----------              -----------
 Net increase (decrease) in net assets
  resulting from unit transactions               293,106               (1,563,445)               1,138,699
                                             -----------              -----------              -----------
 Net increase (decrease) in net assets        13,281,044                5,190,357                3,811,436
NET ASSETS:
 Beginning of year                            69,823,670               60,809,683               35,167,138
                                             -----------              -----------              -----------
 End of year                                 $83,104,714              $66,000,040              $38,978,574
                                             ===========              ===========              ===========

                                                                   AMERICAN FUNDS
                                           AMERICAN FUNDS           GLOBAL SMALL
                                           NEW WORLD FUND        CAPITALIZATION FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  ----------------------------------------------
OPERATIONS:
 Net investment income                          $248,680                $253,699
 Net realized gain (loss) on security
  transactions                                   (23,370)                (23,996)
 Capital gains income                                 --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     2,385,637               2,831,175
                                             -----------             -----------
 Net increase (decrease) in net assets
  resulting from operations                    2,610,947               3,060,878
                                             -----------             -----------
UNIT TRANSACTIONS:
 Purchases                                     1,253,661               1,311,619
 Net transfers                                 1,351,658                 428,125
 Surrenders for benefit payments and
  fees                                          (583,315)               (400,966)
 Net loan activity                               (11,641)                (33,673)
 Cost of insurance                              (969,026)               (969,540)
                                             -----------             -----------
 Net increase (decrease) in net assets
  resulting from unit transactions             1,041,337                 335,565
                                             -----------             -----------
 Net increase (decrease) in net assets         3,652,284               3,396,443
NET ASSETS:
 Beginning of year                            13,865,690              13,570,949
                                             -----------             -----------
 End of year                                 $17,517,974             $16,967,392
                                             ===========             ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                            FIDELITY VIP          FIDELITY VIP          FIDELITY VIP
                                           ASSET MANAGER          EQUITY-INCOME            GROWTH
                                             PORTFOLIO              PORTFOLIO             PORTFOLIO
                                            SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $18,482               $258,465                  $18
 Net realized gain (loss) on security
  transactions                                 (106,366)              (270,127)                 354
 Capital gains income                             5,492                     --                  199
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      249,424              2,087,253               11,696
                                             ----------            -----------            ---------
 Net increase (decrease) in net assets
  resulting from operations                     167,032              2,075,591               12,267
                                             ----------            -----------            ---------
UNIT TRANSACTIONS:
 Purchases                                           --              1,132,553               17,131
 Net transfers                                 (327,618)              (955,964)              (6,950)
 Surrenders for benefit payments and
  fees                                          (60,434)              (478,239)                  (6)
 Net loan activity                                   --                 21,476                   --
 Cost of insurance                              (74,270)              (875,037)             (12,154)
                                             ----------            -----------            ---------
 Net increase (decrease) in net assets
  resulting from unit transactions             (462,322)            (1,155,211)              (1,979)
                                             ----------            -----------            ---------
 Net increase (decrease) in net assets         (295,290)               920,380               10,288
NET ASSETS:
 Beginning of year                            1,426,263             14,391,248               55,168
                                             ----------            -----------            ---------
 End of year                                 $1,130,973            $15,311,628              $65,456
                                             ==========            ===========            =========

                                            FIDELITY VIP          FIDELITY VIP
                                             CONTRAFUND             OVERSEAS
                                              PORTFOLIO             PORTFOLIO
                                             SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
OPERATIONS:
 Net investment income                          $149,729               $6,423
 Net realized gain (loss) on security
  transactions                                    (8,411)              (7,621)
 Capital gains income                              6,837                  876
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     2,163,450               57,922
                                             -----------            ---------
 Net increase (decrease) in net assets
  resulting from operations                    2,311,605               57,600
                                             -----------            ---------
UNIT TRANSACTIONS:
 Purchases                                     1,826,711                   --
 Net transfers                                   694,639              (13,643)
 Surrenders for benefit payments and
  fees                                          (300,465)             (21,154)
 Net loan activity                               (31,988)              (2,842)
 Cost of insurance                            (1,215,743)             (17,231)
                                             -----------            ---------
 Net increase (decrease) in net assets
  resulting from unit transactions               973,154              (54,870)
                                             -----------            ---------
 Net increase (decrease) in net assets         3,284,759                2,730
NET ASSETS:
 Beginning of year                            13,054,387              490,684
                                             -----------            ---------
 End of year                                 $16,339,146             $493,414
                                             ===========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                           FIDELITY VIP
                                 FIDELITY VIP         FIDELITY VIP        DYNAMIC CAPITAL
                                    MID CAP         VALUE STRATEGIES       APPRECIATION
                                   PORTFOLIO            PORTFOLIO            PORTFOLIO
                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                $14,638                $195                 $140
 Net realized gain (loss) on
  security transactions               (12,392)              1,298                 (974)
 Capital gains income                  35,231                  --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                              2,760,466              14,490               10,641
                                  -----------           ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                        2,797,943              15,983                9,807
                                  -----------           ---------            ---------
UNIT TRANSACTIONS:
 Purchases                          1,635,638              17,917               22,098
 Net transfers                      1,767,568             (32,931)             (10,934)
 Surrenders for benefit
  payments and fees                  (262,938)                 --                   (2)
 Net loan activity                     (2,593)                 --                   --
 Cost of insurance                 (1,050,433)            (14,703)             (11,003)
                                  -----------           ---------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 2,087,242             (29,717)                 159
                                  -----------           ---------            ---------
 Net increase (decrease) in
  net assets                        4,885,185             (13,734)               9,966
NET ASSETS:
 Beginning of year                  8,695,828              87,922               62,987
                                  -----------           ---------            ---------
 End of year                      $13,581,013             $74,188              $72,953
                                  ===========           =========            =========


                                FIDELITY VIP       FIDELITY VIP
                                FREEDOM 2010       FREEDOM 2020
                                  PORTFOLIO          PORTFOLIO
                                 SUB-ACCOUNT        SUB-ACCOUNT
----------------------------  ------------------------------------
OPERATIONS:
 Net investment income               $7,460            $10,229
 Net realized gain (loss) on
  security transactions                 255                (92)
 Capital gains income                 6,212              3,390
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                               20,893             42,009
                                  ---------          ---------
 Net increase (decrease) in
  net assets resulting from
  operations                         34,820             55,536
                                  ---------          ---------
UNIT TRANSACTIONS:
 Purchases                           16,245            195,264
 Net transfers                      151,804             66,799
 Surrenders for benefit
  payments and fees                      --               (832)
 Net loan activity                       --                 --
 Cost of insurance                  (26,485)           (50,213)
                                  ---------          ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 141,564            211,018
                                  ---------          ---------
 Net increase (decrease) in
  net assets                        176,384            266,554
NET ASSETS:
 Beginning of year                  225,930            277,797
                                  ---------          ---------
 End of year                       $402,314           $544,351
                                  =========          =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                                       FRANKLIN
                                            FIDELITY VIP         FIDELITY VIP           RISING
                                            FREEDOM 2030       STRATEGIC INCOME       DIVIDENDS
                                             PORTFOLIO            PORTFOLIO        SECURITIES FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                           $6,347              $4,093              $2,012
 Net realized gain (loss) on security
  transactions                                      371                  22                 108
 Capital gains income                             2,278               2,233                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       34,090              (2,935)             32,937
                                             ----------            --------            --------
 Net increase (decrease) in net assets
  resulting from operations                      43,086               3,413              35,057
                                             ----------            --------            --------
UNIT TRANSACTIONS:
 Purchases                                      130,350              14,032              17,025
 Net transfers                                  120,421              95,127             304,825
 Surrenders for benefit payments and
  fees                                          (16,758)               (156)                 --
 Net loan activity                                   --                  --              (1,030)
 Cost of insurance                              (63,816)            (11,223)            (22,722)
                                             ----------            --------            --------
 Net increase (decrease) in net assets
  resulting from unit transactions              170,197              97,780             298,098
                                             ----------            --------            --------
 Net increase (decrease) in net assets          213,283             101,193             333,155
NET ASSETS:
 Beginning of year                              168,304               1,299              19,226
                                             ----------            --------            --------
 End of year                                   $381,587            $102,492            $352,381
                                             ==========            ========            ========

                                                                     FRANKLIN
                                               FRANKLIN           SMALL-MID CAP
                                                INCOME                GROWTH
                                           SECURITIES FUND       SECURITIES FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
OPERATIONS:
 Net investment income                           $868,833                $ --
 Net realized gain (loss) on security
  transactions                                      2,405                (626)
 Capital gains income                                  --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        744,817             150,778
                                             ------------            --------
 Net increase (decrease) in net assets
  resulting from operations                     1,616,055             150,152
                                             ------------            --------
UNIT TRANSACTIONS:
 Purchases                                      1,877,091             142,292
 Net transfers                                  1,211,261             326,942
 Surrenders for benefit payments and
  fees                                           (624,547)                 --
 Net loan activity                                 19,009              (2,817)
 Cost of insurance                             (1,333,000)            (78,867)
                                             ------------            --------
 Net increase (decrease) in net assets
  resulting from unit transactions              1,149,814             387,550
                                             ------------            --------
 Net increase (decrease) in net assets          2,765,869             537,702
NET ASSETS:
 Beginning of year                             12,327,615             272,099
                                             ------------            --------
 End of year                                  $15,093,484            $809,801
                                             ============            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                  FRANKLIN            FRANKLIN
                                 SMALL CAP            STRATEGIC
                                   VALUE               INCOME            MUTUAL SHARES
                              SECURITIES FUND      SECURITIES FUND      SECURITIES FUND
                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income              $63,011             $504,173             $274,333
 Net realized gain (loss)
  on security transactions          (34,368)               3,795               (7,546)
 Capital gains income                    --                   --                   --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                            2,032,184              603,470            1,626,902
                                 ----------          -----------          -----------
 Net increase (decrease) in
  net assets resulting from
  operations                      2,060,827            1,111,438            1,893,689
                                 ----------          -----------          -----------
UNIT TRANSACTIONS:
 Purchases                        1,041,237            1,578,970            2,944,093
 Net transfers                      142,328            3,488,681              607,621
 Surrenders for benefit
  payments and fees                (426,252)            (321,854)          (1,061,070)
 Net loan activity                  (24,814)             (69,002)             (93,306)
 Cost of insurance                 (657,674)          (1,064,577)          (1,711,903)
                                 ----------          -----------          -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  74,825            3,612,218              685,435
                                 ----------          -----------          -----------
 Net increase (decrease) in
  net assets                      2,135,652            4,723,656            2,579,124
NET ASSETS:
 Beginning of year                7,713,126            8,124,200           16,736,369
                                 ----------          -----------          -----------
 End of year                     $9,848,778          $12,847,856          $19,315,493
                                 ==========          ===========          ===========

                                 TEMPLETON
                                 DEVELOPING          TEMPLETON
                                  MARKETS             FOREIGN
                              SECURITIES FUND     SECURITIES FUND
                                SUB-ACCOUNT         SUB-ACCOUNT
---------------------------  --------------------------------------
OPERATIONS:
 Net investment income              $16,335             $27,778
 Net realized gain (loss)
  on security transactions            1,091               4,287
 Capital gains income                    --                  --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                              181,338             161,234
                                 ----------          ----------
 Net increase (decrease) in
  net assets resulting from
  operations                        198,764             193,299
                                 ----------          ----------
UNIT TRANSACTIONS:
 Purchases                          172,686             232,299
 Net transfers                      595,353           1,155,899
 Surrenders for benefit
  payments and fees                  (2,892)            (23,027)
 Net loan activity                     (527)             11,153
 Cost of insurance                 (136,958)           (172,540)
                                 ----------          ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 627,662           1,203,784
                                 ----------          ----------
 Net increase (decrease) in
  net assets                        826,426           1,397,083
NET ASSETS:
 Beginning of year                  505,551             785,530
                                 ----------          ----------
 End of year                     $1,331,977          $2,182,613
                                 ==========          ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                           FRANKLIN
                                  TEMPLETON             MUTUAL             FLEX CAP
                                    GROWTH         GLOBAL DISCOVERY         GROWTH
                               SECURITIES FUND      SECURITIES FUND    SECURITIES FUND
                                 SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT
---------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income               $47,259             $120,950              $ --
 Net realized gain (loss) on
  security transactions               12,772                 (358)             (102)
 Capital gains income                     --                   --                --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                               224,045              963,207            51,233
                                  ----------          -----------          --------
 Net increase (decrease) in
  net assets resulting from
  operations                         284,076            1,083,799            51,131
                                  ----------          -----------          --------
UNIT TRANSACTIONS:
 Purchases                           663,449            1,197,697            59,093
 Net transfers                       596,144            2,546,834            24,910
 Surrenders for benefit
  payments and fees                 (347,643)             (89,127)           (1,438)
 Net loan activity                     9,545              (31,001)               --
 Cost of insurance                  (388,681)            (674,798)          (31,176)
                                  ----------          -----------          --------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  532,814            2,949,605            51,389
                                  ----------          -----------          --------
 Net increase (decrease) in
  net assets                         816,890            4,033,404           102,520
NET ASSETS:
 Beginning of year                 3,125,922            7,274,241           279,602
                                  ----------          -----------          --------
 End of year                      $3,942,812          $11,307,645          $382,122
                                  ==========          ===========          ========


                                   TEMPLETON            HARTFORD
                                  GLOBAL BOND           ADVISERS
                                SECURITIES FUND         HLS FUND
                                  SUB-ACCOUNT        SUB-ACCOUNT (I)
----------------------------  ----------------------------------------
OPERATIONS:
 Net investment income               $189,032             $528,457
 Net realized gain (loss) on
  security transactions               (13,371)            (766,004)
 Capital gains income                  34,196                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                              1,491,093            4,503,955
                                  -----------          -----------
 Net increase (decrease) in
  net assets resulting from
  operations                        1,700,950            4,266,408
                                  -----------          -----------
UNIT TRANSACTIONS:
 Purchases                          1,412,638            3,123,281
 Net transfers                      6,845,977           (2,107,255)
 Surrenders for benefit
  payments and fees                  (636,149)          (2,545,155)
 Net loan activity                    (19,292)            (205,596)
 Cost of insurance                 (1,163,761)          (2,717,724)
                                  -----------          -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 6,439,413           (4,452,449)
                                  -----------          -----------
 Net increase (decrease) in
  net assets                        8,140,363             (186,041)
NET ASSETS:
 Beginning of year                  9,079,662           38,616,898
                                  -----------          -----------
 End of year                      $17,220,025          $38,430,857
                                  ===========          ===========

(i) Effective March 19, 2010 Hartford Global Advisers HLS Fund merged with Hartford Advisers HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                              HARTFORD                HARTFORD               HARTFORD
                                                TOTAL                 CAPITAL                DIVIDEND
                                             RETURN BOND            APPRECIATION            AND GROWTH
                                              HLS FUND                HLS FUND               HLS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                        $2,858,200                $738,729               $977,273
 Net realized gain (loss) on security
  transactions                                    20,923                 287,861                 88,780
 Capital gains income                                 --                      --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     1,705,696              14,141,555              5,251,579
                                             -----------            ------------            -----------
 Net increase (decrease) in net assets
  resulting from operations                    4,584,819              15,168,145              6,317,632
                                             -----------            ------------            -----------
UNIT TRANSACTIONS:
 Purchases                                     7,197,508               8,206,734              5,260,043
 Net transfers                                 7,014,815               1,735,910               (314,665)
 Surrenders for benefit payments and
  fees                                        (2,875,602)             (3,827,321)            (2,319,112)
 Net loan activity                              (127,011)               (588,712)                 8,073
 Cost of insurance                            (5,329,651)             (7,191,123)            (3,649,209)
                                             -----------            ------------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions             5,880,059              (1,664,512)            (1,014,870)
                                             -----------            ------------            -----------
 Net increase (decrease) in net assets        10,464,878              13,503,633              5,302,762
NET ASSETS:
 Beginning of year                            58,504,045              93,365,021             48,471,846
                                             -----------            ------------            -----------
 End of year                                 $68,968,923            $106,868,654            $53,774,608
                                             ===========            ============            ===========


                                              HARTFORD             HARTFORD
                                          GLOBAL RESEARCH       GLOBAL GROWTH
                                              HLS FUND             HLS FUND
                                          SUB-ACCOUNT (J)        SUB-ACCOUNT
--------------------------------------  ----------------------------------------
OPERATIONS:
 Net investment income                          $1,378                 $901
 Net realized gain (loss) on security
  transactions                                   4,529                3,028
 Capital gains income                               --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      16,306               44,376
                                              --------             --------
 Net increase (decrease) in net assets
  resulting from operations                     22,213               48,305
                                              --------             --------
UNIT TRANSACTIONS:
 Purchases                                      14,826               28,262
 Net transfers                                 (54,982)              18,175
 Surrenders for benefit payments and
  fees                                          (1,489)             (11,181)
 Net loan activity                                  (3)                  --
 Cost of insurance                             (13,495)             (26,740)
                                              --------             --------
 Net increase (decrease) in net assets
  resulting from unit transactions             (55,143)               8,516
                                              --------             --------
 Net increase (decrease) in net assets         (32,930)              56,821
NET ASSETS:
 Beginning of year                             157,084              297,654
                                              --------             --------
 End of year                                  $124,154             $354,475
                                              ========             ========

(j)  Formerly Hartford Global Equity HLS Fund. Change effective March 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                             HARTFORD                                  HARTFORD
                                            DISCIPLINED           HARTFORD              GROWTH
                                              EQUITY               GROWTH            OPPORTUNITIES
                                             HLS FUND             HLS FUND             HLS FUND
                                            SUB-ACCOUNT        SUB-ACCOUNT (K)        SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $156,737                $572                $1,755
 Net realized gain (loss) on security
  transactions                                      235              15,620                 3,486
 Capital gains income                                --                  --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    1,434,670              73,606             2,190,768
                                            -----------           ---------           -----------
 Net increase (decrease) in net assets
  resulting from operations                   1,591,642              89,798             2,196,009
                                            -----------           ---------           -----------
UNIT TRANSACTIONS:
 Purchases                                    1,705,251             161,848             1,869,798
 Net transfers                                1,692,561             185,990             2,920,777
 Surrenders for benefit payments and
  fees                                         (493,744)             (5,294)             (663,648)
 Net loan activity                              (42,923)               (351)               (6,230)
 Cost of insurance                           (1,135,750)            (83,120)           (1,180,812)
                                            -----------           ---------           -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            1,725,395             259,073             2,939,885
                                            -----------           ---------           -----------
 Net increase (decrease) in net assets        3,317,037             348,871             5,135,894
NET ASSETS:
 Beginning of year                            9,686,823             267,532             9,814,496
                                            -----------           ---------           -----------
 End of year                                $13,003,860            $616,403           $14,950,390
                                            ===========           =========           ===========


                                             HARTFORD            HARTFORD
                                            HIGH YIELD             INDEX
                                             HLS FUND            HLS FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ---------------------------------------
OPERATIONS:
 Net investment income                         $14,691             $693,347
 Net realized gain (loss) on security
  transactions                                   1,169             (627,427)
 Capital gains income                               --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     285,615            5,537,030
                                            ----------          -----------
 Net increase (decrease) in net assets
  resulting from operations                    301,475            5,602,950
                                            ----------          -----------
UNIT TRANSACTIONS:
 Purchases                                     407,708            2,467,316
 Net transfers                               2,093,818             (974,461)
 Surrenders for benefit payments and
  fees                                         (56,792)          (2,151,507)
 Net loan activity                             (10,570)            (169,382)
 Cost of insurance                            (248,270)          (2,103,018)
                                            ----------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions           2,185,894           (2,931,052)
                                            ----------          -----------
 Net increase (decrease) in net assets       2,487,369            2,671,898
NET ASSETS:
 Beginning of year                             771,646           40,421,135
                                            ----------          -----------
 End of year                                $3,259,015          $43,093,033
                                            ==========          ===========

(k) Effective April 16, 2010 Hartford Fundamental Growth HLS Fund merged with Hartford Growth HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                               HARTFORD                HARTFORD
                                             INTERNATIONAL          SMALL/MID CAP            HARTFORD
                                             OPPORTUNITIES              EQUITY                MIDCAP
                                               HLS FUND                HLS FUND              HLS FUND
                                          SUB-ACCOUNT (L)(M)       SUB-ACCOUNT (N)          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                           $275,528                $1,729                 $74,587
 Net realized gain (loss) on security
  transactions                                   (730,168)                   19              (1,011,766)
 Capital gains income                                  --                    --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      3,322,337                53,985               7,417,753
                                              -----------              --------             -----------
 Net increase (decrease) in net assets
  resulting from operations                     2,867,697                55,733               6,480,574
                                              -----------              --------             -----------
UNIT TRANSACTIONS:
 Purchases                                      1,502,937                52,175               1,590,421
 Net transfers                                    165,496               (12,091)             (2,158,754)
 Surrenders for benefit payments and
  fees                                           (619,304)                 (242)             (1,468,178)
 Net loan activity                                (44,814)                  (17)                   (441)
 Cost of insurance                             (1,145,577)              (35,448)             (1,597,235)
                                              -----------              --------             -----------
 Net increase (decrease) in net assets
  resulting from unit transactions               (141,262)                4,377              (3,634,187)
                                              -----------              --------             -----------
 Net increase (decrease) in net assets          2,726,435                60,110               2,846,387
NET ASSETS:
 Beginning of year                             20,272,423               217,435              30,479,406
                                              -----------              --------             -----------
 End of year                                  $22,998,858              $277,545             $33,325,793
                                              ===========              ========             ===========


                                              HARTFORD                HARTFORD
                                            MIDCAP VALUE            MONEY MARKET
                                              HLS FUND                HLS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  ---------------------------------------------
OPERATIONS:
 Net investment income                           $34,561                    $ --
 Net realized gain (loss) on security
  transactions                                    26,570                      --
 Capital gains income                                 --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     1,235,085                      --
                                             -----------            ------------
 Net increase (decrease) in net assets
  resulting from operations                    1,296,216                      --
                                             -----------            ------------
UNIT TRANSACTIONS:
 Purchases                                       358,248              59,649,253
 Net transfers                                  (247,474)            (44,364,171)
 Surrenders for benefit payments and
  fees                                          (264,049)            (20,559,252)
 Net loan activity                                (7,442)               (276,363)
 Cost of insurance                              (306,568)             (6,370,211)
                                             -----------            ------------
 Net increase (decrease) in net assets
  resulting from unit transactions              (467,285)            (11,920,744)
                                             -----------            ------------
 Net increase (decrease) in net assets           828,931             (11,920,744)
NET ASSETS:
 Beginning of year                             5,647,867              64,188,641
                                             -----------            ------------
 End of year                                  $6,476,798             $52,267,897
                                             ===========            ============

(l) Effective April 16, 2010 Hartford International Growth HLS Fund merged with Hartford International Opportunities HLS Fund.

(m) Effective April 16, 2010 Hartford International Small Company HLS Fund merged with Hartford International Opportunities HLS Fund.

(n) Formerly Hartford MidCap Growth HLS Fund. Change effective March 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                              HARTFORD                HARTFORD               HARTFORD
                                            SMALL COMPANY         SMALLCAP GROWTH              STOCK
                                              HLS FUND                HLS FUND               HLS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                              $ --                  $ --                 $441,303
 Net realized gain (loss) on security
  transactions                                  (458,224)                 (194)                (899,209)
 Capital gains income                                 --                    --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     3,997,680                18,106                5,739,975
                                             -----------              --------              -----------
 Net increase (decrease) in net assets
  resulting from operations                    3,539,456                17,912                5,282,069
                                             -----------              --------              -----------
UNIT TRANSACTIONS:
 Purchases                                       845,377                22,885                2,730,773
 Net transfers                                  (754,917)                6,131               (2,683,722)
 Surrenders for benefit payments and
  fees                                          (938,629)                   --               (2,065,929)
 Net loan activity                                (7,496)                   --                  (80,030)
 Cost of insurance                              (732,436)               (9,728)              (2,297,635)
                                             -----------              --------              -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (1,588,101)               19,288               (4,396,543)
                                             -----------              --------              -----------
 Net increase (decrease) in net assets         1,951,355                37,200                  885,526
NET ASSETS:
 Beginning of year                            15,966,329                39,354               39,491,899
                                             -----------              --------              -----------
 End of year                                 $17,917,684               $76,554              $40,377,425
                                             ===========              ========              ===========

                                              HARTFORD
                                          U.S. GOVERNMENT            HARTFORD
                                             SECURITIES                VALUE
                                              HLS FUND               HLS FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT (O)(P)
--------------------------------------  ---------------------------------------------
OPERATIONS:
 Net investment income                         $325,525                $206,763
 Net realized gain (loss) on security
  transactions                                    1,045                (491,834)
 Capital gains income                                --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      (59,250)              1,901,447
                                             ----------             -----------
 Net increase (decrease) in net assets
  resulting from operations                     267,320               1,616,376
                                             ----------             -----------
UNIT TRANSACTIONS:
 Purchases                                      667,188               1,575,184
 Net transfers                                  (25,799)             11,642,916
 Surrenders for benefit payments and
  fees                                         (415,965)               (716,152)
 Net loan activity                               (2,471)               (110,554)
 Cost of insurance                             (530,028)             (1,211,599)
                                             ----------             -----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (307,075)             11,179,795
                                             ----------             -----------
 Net increase (decrease) in net assets          (39,755)             12,796,171
NET ASSETS:
 Beginning of year                            7,330,988               4,863,787
                                             ----------             -----------
 End of year                                 $7,291,233             $17,659,958
                                             ==========             ===========

(o) Effective March 19, 2010 Hartford Value Opportunities HLS Fund merged with Hartford Value HLS Fund.

(p) Effective March 19, 2010 Hartford Equity Income HLS Fund merged with Hartford Value HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                            LORD ABBETT           LORD ABBETT            LORD ABBETT
                                            FUNDAMENTAL        CAPTAL STRUCTURE        BOND-DEBENTURE
                                         EQUITY PORTFOLIO          PORTFOLIO              PORTFOLIO
                                          SUB-ACCOUNT (Q)       SUB-ACCOUNT (R)          SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                            $87                 $50,434               $375,063
 Net realized gain (loss) on security
  transactions                                      6                  17,215                 21,324
 Capital gains income                              --                      --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      2,410                 176,318                267,926
                                              -------             -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                     2,503                 243,967                664,313
                                              -------             -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                      1,810                 270,467                790,056
 Net transfers                                 29,880                (143,615)                89,266
 Surrenders for benefit payments and
  fees                                             --                 (31,387)              (123,835)
 Net loan activity                                 --                    (627)               (30,523)
 Cost of insurance                             (1,692)               (156,643)              (534,605)
                                              -------             -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions             29,998                 (61,805)               190,359
                                              -------             -----------            -----------
 Net increase (decrease) in net assets         32,501                 182,162                854,672
NET ASSETS:
 Beginning of year                                 --               1,691,924              5,606,353
                                              -------             -----------            -----------
 End of year                                  $32,501              $1,874,086             $6,461,025
                                              =======             ===========            ===========

                                            LORD ABBETT
                                             GROWTH AND
                                               INCOME             MFS GROWTH
                                             PORTFOLIO              SERIES
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -----------------------------------------
OPERATIONS:
 Net investment income                          $10,058                  $52
 Net realized gain (loss) on security
  transactions                                      123                   47
 Capital gains income                                --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      272,157                8,647
                                             ----------            ---------
 Net increase (decrease) in net assets
  resulting from operations                     282,338                8,746
                                             ----------            ---------
UNIT TRANSACTIONS:
 Purchases                                      263,523               10,133
 Net transfers                                  145,740               18,051
 Surrenders for benefit payments and
  fees                                          (29,886)                  --
 Net loan activity                               (1,838)                  --
 Cost of insurance                             (173,280)             (12,369)
                                             ----------            ---------
 Net increase (decrease) in net assets
  resulting from unit transactions              204,259               15,815
                                             ----------            ---------
 Net increase (decrease) in net assets          486,597               24,561
NET ASSETS:
 Beginning of year                            1,472,502               39,372
                                             ----------            ---------
 End of year                                 $1,959,099              $63,933
                                             ==========            =========

(q) From inception May 24, 2010 to December 31, 2010.

(r)  Formerly Lord Abbett America's Value Portfolio. Change effective May 1,
     2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                          MFS INVESTORS           MFS NEW              MFS TOTAL
                                           TRUST SERIES       DISCOVERY SERIES       RETURN SERIES
                                           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $4,913                  $ --              $229,501
 Net realized gain (loss) on security
  transactions                                    396                14,935               (38,781)
 Capital gains income                              --                    --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     44,161               428,575               640,173
                                             --------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                    49,470               443,510               830,893
                                             --------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                     16,371                80,413               941,199
 Net transfers                                 59,956               782,014               374,161
 Surrenders for benefit payments and
  fees                                           (166)              (79,743)             (289,812)
 Net loan activity                                 (8)                1,026              (154,032)
 Cost of insurance                            (52,107)              (64,717)             (853,474)
                                             --------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             24,046               718,993                18,042
                                             --------            ----------            ----------
 Net increase (decrease) in net assets         73,516             1,162,503               848,935
NET ASSETS:
 Beginning of year                            417,998               991,857             8,194,055
                                             --------            ----------            ----------
 End of year                                 $491,514            $2,154,360            $9,042,990
                                             ========            ==========            ==========

                                              MFS VALUE            MFS RESEARCH
                                               SERIES              BOND SERIES
                                             SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  -------------------------------------------
OPERATIONS:
 Net investment income                          $117,133              $102,396
 Net realized gain (loss) on security
  transactions                                     1,819                   643
 Capital gains income                                 --                10,571
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       991,047               131,934
                                             -----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                    1,109,999               245,544
                                             -----------            ----------
UNIT TRANSACTIONS:
 Purchases                                     1,842,541               830,138
 Net transfers                                 2,480,894             5,843,073
 Surrenders for benefit payments and
  fees                                          (240,258)              (61,880)
 Net loan activity                               (35,550)              (17,370)
 Cost of insurance                            (1,027,985)             (540,112)
                                             -----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             3,019,642             6,053,849
                                             -----------            ----------
 Net increase (decrease) in net assets         4,129,641             6,299,393
NET ASSETS:
 Beginning of year                             7,084,121             1,692,553
                                             -----------            ----------
 End of year                                 $11,213,762            $7,991,946
                                             ===========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                UIF CORE PLUS       UIF EMERGING        UIF EMERGING
                                FIXED INCOME        MARKETS DEBT       MARKETS EQUITY
                                  PORTFOLIO          PORTFOLIO           PORTFOLIO
                               SUB-ACCOUNT (S)    SUB-ACCOUNT (T)     SUB-ACCOUNT (U)
---------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income              $14,493               $ --                 $59
 Net realized gain (loss) on
  security transactions                 271                 (8)                 16
 Capital gains income                    --                 --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                2,260             (1,142)              2,450
                                  ---------           --------            --------
 Net increase (decrease) in
  net assets resulting from
  operations                         17,024             (1,150)              2,525
                                  ---------           --------            --------
UNIT TRANSACTIONS:
 Purchases                            9,576                 --                 446
 Net transfers                        3,487             27,896              27,896
 Surrenders for benefit
  payments and fees                      --                 (1)                 --
 Net loan activity                       --                 --                  --
 Cost of insurance                  (11,501)              (190)               (523)
                                  ---------           --------            --------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   1,562             27,705              27,819
                                  ---------           --------            --------
 Net increase (decrease) in
  net assets                         18,586             26,555              30,344
NET ASSETS:
 Beginning of year                  241,605                 --               9,301
                                  ---------           --------            --------
 End of year                       $260,191            $26,555             $39,645
                                  =========           ========            ========

                                    INVESCO
                                VAN KAMPEN V. I.       UIF MID CAP
                                      HIGH                GROWTH
                                   YIELD FUND           PORTFOLIO
                                SUB-ACCOUNT (V)      SUB-ACCOUNT (W)
----------------------------  ----------------------------------------
OPERATIONS:
 Net investment income                $1,077                  $ --
 Net realized gain (loss) on
  security transactions                   14               111,061
 Capital gains income                     --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                   211               370,027
                                    --------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                           1,302               481,088
                                    --------            ----------
UNIT TRANSACTIONS:
 Purchases                             1,035               339,864
 Net transfers                            --              (710,065)
 Surrenders for benefit
  payments and fees                       --               (48,457)
 Net loan activity                        --                (3,656)
 Cost of insurance                      (464)             (198,906)
                                    --------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      571              (621,220)
                                    --------            ----------
 Net increase (decrease) in
  net assets                           1,873              (140,132)
NET ASSETS:
 Beginning of year                    10,553             1,924,419
                                    --------            ----------
 End of year                         $12,426            $1,784,287
                                    ========            ==========

(s) Formerly Van Kampen -- UIF Core Plus Fixed Income Portfolio. Change effective June 1, 2010.

(t)  Funded as of October 31, 2010.

(u) Formerly Van Kampen -- UIF Emerging Markets Equity Portfolio. Change Effective June 1, 2010.

(v) Formerly Van Kampen -- UIF High Yield Portfolio. Change effective June 1, 2010.

(w) Formerly Van Kampen -- UIF Mid Cap Growth Portfolio. Change effective June 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                              INVESCO
                                          VAN KAMPEN V. I.      MORGAN STANLEY --     INVESCO V I. SELECT
                                              MID CAP             FOCUS GROWTH            DIMENSIONS
                                             VALUE FUND             PORTFOLIO            BALANCED FUND
                                          SUB-ACCOUNT (X)          SUB-ACCOUNT          SUB-ACCOUNT (Y)
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $25,793                 $ --                   $268
 Net realized gain (loss) on security
  transactions                                  377,688                  126                     --
 Capital gains income                                --                   --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      183,271                3,968                  1,267
                                             ----------              -------                -------
 Net increase (decrease) in net assets
  resulting from operations                     586,752                4,094                  1,535
                                             ----------              -------                -------
UNIT TRANSACTIONS:
 Purchases                                      357,924                2,417                  2,714
 Net transfers                               (1,136,729)                  --                     --
 Surrenders for benefit payments and
  fees                                         (100,525)                  (1)                    --
 Net loan activity                               (1,302)                  --                     --
 Cost of insurance                             (211,903)                (946)                  (749)
                                             ----------              -------                -------
 Net increase (decrease) in net assets
  resulting from unit transactions           (1,092,535)               1,470                  1,965
                                             ----------              -------                -------
 Net increase (decrease) in net assets         (505,783)               5,564                  3,500
NET ASSETS:
 Beginning of year                            3,386,622               13,995                 13,728
                                             ----------              -------                -------
 End of year                                 $2,880,839              $19,559                $17,228
                                             ==========              =======                =======

                                                                INVESCO V.I. SELECT
                                          MORGAN STANLEY --         DIMENSIONS
                                           FLEXIBLE INCOME           DIVIDEND
                                              PORTFOLIO             GROWTH FUND
                                             SUB-ACCOUNT          SUB-ACCOUNT (Z)
--------------------------------------  --------------------------------------------
OPERATIONS:
 Net investment income                          $1,731                   $413
 Net realized gain (loss) on security
  transactions                                      41                      3
 Capital gains income                               --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         673                  2,775
                                               -------                -------
 Net increase (decrease) in net assets
  resulting from operations                      2,445                  3,191
                                               -------                -------
UNIT TRANSACTIONS:
 Purchases                                       4,687                  5,131
 Net transfers                                      --                     --
 Surrenders for benefit payments and
  fees                                              --                     --
 Net loan activity                                  --                     --
 Cost of insurance                              (1,535)                (1,729)
                                               -------                -------
 Net increase (decrease) in net assets
  resulting from unit transactions               3,152                  3,402
                                               -------                -------
 Net increase (decrease) in net assets           5,597                  6,593
NET ASSETS:
 Beginning of year                              25,973                 27,460
                                               -------                -------
 End of year                                   $31,570                $34,053
                                               =======                =======

(x) Formerly Van Kampen -- UIF U.S. Mid Cap Value Portfolio. Change effective June 1, 2010.

(y)  Formerly Morgan Stanley -- Balanced Portfolio. Change effective June 1,
     2010.

(z) Formerly Morgan Stanley -- Dividend Growth Portfolio. Change effective June 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                                                 INVESCO V.I. SELECT       OPPENHEIMER
                                          MORGAN STANLEY --          DIMENSIONS              CAPITAL
                                             MONEY MARKET         EQUALLY-WEIGHTED         APPRECIATION
                                              PORTFOLIO             S&P 500 FUND             FUND/VA
                                             SUB-ACCOUNT          SUB-ACCOUNT (AA)         SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                              $26                   $314                    $ --
 Net realized gain (loss) on security
  transactions                                       --                    173                 (15,167)
 Capital gains income                                --                     --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                           --                  4,468                 252,539
                                               --------                -------              ----------
 Net increase (decrease) in net assets
  resulting from operations                          26                  4,955                 237,372
                                               --------                -------              ----------
UNIT TRANSACTIONS:
 Purchases                                       26,182                  3,249                 318,706
 Net transfers                                  (66,951)                    --                  18,592
 Surrenders for benefit payments and
  fees                                               (1)                    --                 (78,403)
 Net loan activity                                   --                     --                      --
 Cost of insurance                              (13,666)                (1,995)               (180,060)
                                               --------                -------              ----------
 Net increase (decrease) in net assets
  resulting from unit transactions              (54,436)                 1,254                  78,835
                                               --------                -------              ----------
 Net increase (decrease) in net assets          (54,410)                 6,209                 316,207
NET ASSETS:
 Beginning of year                              259,029                 22,205               2,560,352
                                               --------                -------              ----------
 End of year                                   $204,619                $28,414              $2,876,559
                                               ========                =======              ==========


                                            OPPENHEIMER          OPPENHEIMER
                                         GLOBAL SECURITIES       MAIN STREET
                                              FUND/VA              FUND/VA
                                            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------
OPERATIONS:
 Net investment income                          $20,727              $5,465
 Net realized gain (loss) on security
  transactions                                    1,791                 966
 Capital gains income                                --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      261,398              97,228
                                             ----------            --------
 Net increase (decrease) in net assets
  resulting from operations                     283,916             103,659
                                             ----------            --------
UNIT TRANSACTIONS:
 Purchases                                      250,448             129,519
 Net transfers                                  295,902              14,399
 Surrenders for benefit payments and
  fees                                          (24,184)               (824)
 Net loan activity                               (7,016)               (167)
 Cost of insurance                             (160,045)            (57,556)
                                             ----------            --------
 Net increase (decrease) in net assets
  resulting from unit transactions              355,105              85,371
                                             ----------            --------
 Net increase (decrease) in net assets          639,021             189,030
NET ASSETS:
 Beginning of year                            1,654,761             571,716
                                             ----------            --------
 End of year                                 $2,293,782            $760,746
                                             ==========            ========

(aa) Formerly Morgan Stanley -- Equally-Weighted S&P 500 Portfolio. Change effective June 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                    OPPENHEIMER
                                    MAIN STREET        OPPENHEIMER         PUTNAM VT
                                     SMALL CAP            VALUE           DIVERSIFIED
                                      FUND/VA            FUND/VA          INCOME FUND
                                    SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                   $7,560              $372          $1,004,442
 Net realized gain (loss) on
  security transactions                  31,150               123              24,114
 Capital gains income                        --                --                  --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                       354,997             5,432            (166,155)
                                     ----------          --------          ----------
 Net increase (decrease) in net
  assets resulting from
  operations                            393,707             5,927             862,401
                                     ----------          --------          ----------
UNIT TRANSACTIONS:
 Purchases                              462,886             2,875             800,182
 Net transfers                         (355,780)               40             (30,074)
 Surrenders for benefit
  payments and fees                     (44,557)               --            (131,052)
 Net loan activity                       (8,494)               --             (17,025)
 Cost of insurance                     (247,280)           (4,580)           (601,519)
                                     ----------          --------          ----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                         (193,225)           (1,665)             20,512
                                     ----------          --------          ----------
 Net increase (decrease) in net
  assets                                200,482             4,262             882,913
NET ASSETS:
 Beginning of year                    1,815,024            41,797           6,822,824
                                     ----------          --------          ----------
 End of year                         $2,015,506           $46,059          $7,705,737
                                     ==========          ========          ==========


                                     PUTNAM VT           PUTNAM VT
                                    GLOBAL ASSET           GLOBAL
                                  ALLOCATION FUND       EQUITY FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------  --------------------------------------
OPERATIONS:
 Net investment income                  $27,065             $75,541
 Net realized gain (loss) on
  security transactions                 (53,549)           (297,892)
 Capital gains income                        --                  --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        93,528             525,433
                                     ----------          ----------
 Net increase (decrease) in net
  assets resulting from
  operations                             67,044             303,082
                                     ----------          ----------
UNIT TRANSACTIONS:
 Purchases                                2,740             257,719
 Net transfers                         (145,139)           (218,591)
 Surrenders for benefit
  payments and fees                      (9,236)           (141,172)
 Net loan activity                           --             (38,556)
 Cost of insurance                      (18,635)           (143,522)
                                     ----------          ----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                         (170,270)           (284,122)
                                     ----------          ----------
 Net increase (decrease) in net
  assets                               (103,226)             18,960
NET ASSETS:
 Beginning of year                      613,161           3,298,384
                                     ----------          ----------
 End of year                           $509,935          $3,317,344
                                     ==========          ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                             PUTNAM VT           PUTNAM VT           PUTNAM VT
                                            GROWTH AND         GLOBAL HEALTH           HIGH
                                            INCOME FUND          CARE FUND          YIELD FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $191,043            $13,214             $765,382
 Net realized gain (loss) on security
  transactions                                 (329,295)             6,863              (82,570)
 Capital gains income                                --                 --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    1,669,600             (4,063)             658,972
                                            -----------          ---------          -----------
 Net increase (decrease) in net assets
  resulting from operations                   1,531,348             16,014            1,341,784
                                            -----------          ---------          -----------
UNIT TRANSACTIONS:
 Purchases                                      675,550                 --              481,484
 Net transfers                                 (381,341)            (2,322)          (1,488,092)
 Surrenders for benefit payments and
  fees                                         (578,672)           (13,912)            (455,729)
 Net loan activity                                9,163                 --                2,333
 Cost of insurance                             (606,815)           (31,582)            (565,291)
                                            -----------          ---------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (882,115)           (47,816)          (2,025,295)
                                            -----------          ---------          -----------
 Net increase (decrease) in net assets          649,233            (31,802)            (683,511)
NET ASSETS:
 Beginning of year                           11,157,606            647,702           10,803,942
                                            -----------          ---------          -----------
 End of year                                $11,806,839           $615,900          $10,120,431
                                            ===========          =========          ===========

                                                                  PUTNAM             PUTNAM VT
                                            PUTNAM VT         INTERNATIONAL        INTERNATIONAL
                                           INCOME FUND          VALUE FUND          EQUITY FUND
                                           SUB-ACCOUNT       SUB-ACCOUNT (AB)       SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------
OPERATIONS:
 Net investment income                        $883,213             $68,824             $374,179
 Net realized gain (loss) on security
  transactions                                  81,228             (27,153)            (118,218)
 Capital gains income                               --                  --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    (220,422)            102,059              625,838
                                            ----------          ----------          -----------
 Net increase (decrease) in net assets
  resulting from operations                    744,019             143,730              881,799
                                            ----------          ----------          -----------
UNIT TRANSACTIONS:
 Purchases                                     437,979               9,941              556,113
 Net transfers                                (699,010)             (2,684)            (741,440)
 Surrenders for benefit payments and
  fees                                        (300,377)            (33,281)            (551,673)
 Net loan activity                             (23,720)             (1,580)               3,703
 Cost of insurance                            (390,304)            (64,821)            (446,285)
                                            ----------          ----------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (975,432)            (92,425)          (1,179,582)
                                            ----------          ----------          -----------
 Net increase (decrease) in net assets        (231,413)             51,305             (297,783)
NET ASSETS:
 Beginning of year                           7,615,262           2,065,213           10,616,250
                                            ----------          ----------          -----------
 End of year                                $7,383,849          $2,116,518          $10,318,467
                                            ==========          ==========          ===========

(ab) Formerly Putnam VT International Growth and Income Fund. Change effective January 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                             PUTNAM VT                              PUTNAM VT
                                           INTERNATIONAL         PUTNAM VT            MONEY
                                            GROWTH FUND        INVESTORS FUND      MARKET FUND
                                         SUB-ACCOUNT (AC)       SUB-ACCOUNT        SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $11,896               $5,817               $25
 Net realized gain (loss) on security
  transactions                                 (27,223)             (38,982)               --
 Capital gains income                               --                   --                --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      57,743               78,497                --
                                             ---------           ----------          --------
 Net increase (decrease) in net assets
  resulting from operations                     42,416               45,332                25
                                             ---------           ----------          --------
UNIT TRANSACTIONS:
 Purchases                                          --                  788                --
 Net transfers                                 (27,416)               5,532                --
 Surrenders for benefit payments and
  fees                                         (34,674)            (105,337)           (2,496)
 Net loan activity                                  (3)                  --                --
 Cost of insurance                             (13,204)             (16,274)           (6,069)
                                             ---------           ----------          --------
 Net increase (decrease) in net assets
  resulting from unit transactions             (75,297)            (115,291)           (8,565)
                                             ---------           ----------          --------
 Net increase (decrease) in net assets         (32,881)             (69,959)           (8,540)
NET ASSETS:
 Beginning of year                             417,207              402,228            70,843
                                             ---------           ----------          --------
 End of year                                  $384,326             $332,269           $62,303
                                             =========           ==========          ========

                                              PUTNAM VT             PUTNAM VT             PUTNAM VT
                                              MULTI-CAP             SMALL CAP           GEORGE PUTNAM
                                             GROWTH FUND            VALUE FUND          BALANCED FUND
                                         SUB-ACCOUNT (AD)(AE)      SUB-ACCOUNT        SUB-ACCOUNT (AF)
--------------------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income                           $37,743                $3,448              $12,641
 Net realized gain (loss) on security
  transactions                                  (261,179)               69,566              (15,060)
 Capital gains income                                 --                    --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     1,591,841               195,253               26,171
                                              ----------            ----------            ---------
 Net increase (decrease) in net assets
  resulting from operations                    1,368,405               268,267               23,752
                                              ----------            ----------            ---------
UNIT TRANSACTIONS:
 Purchases                                       498,240               123,429                   --
 Net transfers                                  (449,968)             (289,908)             (16,174)
 Surrenders for benefit payments and
  fees                                          (470,650)               (2,457)             (16,497)
 Net loan activity                               (44,006)               (8,864)                  --
 Cost of insurance                              (323,080)              (90,914)             (14,931)
                                              ----------            ----------            ---------
 Net increase (decrease) in net assets
  resulting from unit transactions              (789,464)             (268,714)             (47,602)
                                              ----------            ----------            ---------
 Net increase (decrease) in net assets           578,941                  (447)             (23,850)
NET ASSETS:
 Beginning of year                             7,051,663             1,275,340              244,699
                                              ----------            ----------            ---------
 End of year                                  $7,630,604            $1,274,893             $220,849
                                              ==========            ==========            =========

(ac) Formerly Putnam International New Opportunities Fund. Change effective January 30, 2010.

(ad) Formerly Putnam VT New Opportunities Fund. Change effective September 1, 2010.

(ae) Effective September 24, 2010 Putnam VT Vista Fund merged with Putnam VT Multi-Cap Growth Fund.

(af) Formerly Putnam VT The George Putnam Fund of Boston. Change effective September 30, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2010

-------------------------------------------------------------------------------

                                            PUTNAM VT                                    PUTNAM VT
                                              GLOBAL              PUTNAM VT               CAPITAL
                                          UTILITIES FUND        VOYAGER FUND         OPPORTUNITIES FUND
                                           SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                        $18,524               $199,912                 $3,308
 Net realized gain (loss) on security
  transactions                                (15,387)              (596,990)               (49,015)
 Capital gains income                              --                     --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      3,301              3,118,572                359,540
                                             --------            -----------             ----------
 Net increase (decrease) in net assets
  resulting from operations                     6,438              2,721,494                313,833
                                             --------            -----------             ----------
UNIT TRANSACTIONS:
 Purchases                                         --                931,124                141,768
 Net transfers                                (36,439)              (182,978)               127,238
 Surrenders for benefit payments and
  fees                                        (22,196)              (520,953)               (12,416)
 Net loan activity                                 --               (341,799)                  (444)
 Cost of insurance                            (25,479)              (800,751)              (146,788)
                                             --------            -----------             ----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (84,114)              (915,357)               109,358
                                             --------            -----------             ----------
 Net increase (decrease) in net assets        (77,676)             1,806,137                423,191
NET ASSETS:
 Beginning of year                            522,843             13,691,059              1,173,989
                                             --------            -----------             ----------
 End of year                                 $445,167            $15,497,196             $1,597,180
                                             ========            ===========             ==========

                                                                    INVESCO
                                             PUTNAM VT          VAN KAMPEN V.I.           INVESCO
                                               EQUITY              GROWTH AND         VAN KAMPEN V.I.
                                            INCOME FUND           INCOME FUND          COMSTOCK FUND
                                            SUB-ACCOUNT         SUB-ACCOUNT (AG)      SUB-ACCOUNT(AH)
--------------------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income                          $36,332                $1,032                $6,861
 Net realized gain (loss) on security
  transactions                                   19,791                 1,333                43,242
 Capital gains income                                --                    --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      115,597               129,417               726,954
                                             ----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                     171,720               131,782               777,057
                                             ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                      128,287               285,960               586,417
 Net transfers                                 (149,022)              (29,956)             (270,628)
 Surrenders for benefit payments and
  fees                                         (205,893)               (2,721)             (141,553)
 Net loan activity                               (2,933)               (2,357)                 (758)
 Cost of insurance                             (140,331)             (171,498)             (378,734)
                                             ----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (369,892)               79,428              (205,256)
                                             ----------            ----------            ----------
 Net increase (decrease) in net assets         (198,172)              211,210               571,801
NET ASSETS:
 Beginning of year                            1,932,199               989,746             5,156,833
                                             ----------            ----------            ----------
 End of year                                 $1,734,027            $1,200,956            $5,728,634
                                             ==========            ==========            ==========

(ag) Formerly Van Kampen LIT Growth and Income Portfolio. Change effective June 1, 2010.

(ah) Formerly Van Kampen LIT Comstock Portfolio. Change effective June 1, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                        ALLIANCEBERNSTEIN VPS   ALLIANCEBERNSTEIN VPS  ALLIANCEBERNSTEIN VPS
                                           BALANCED WEALTH          INTERNATIONAL          SMALL/MID CAP
                                          STRATEGY PORTFOLIO       VALUE PORTFOLIO        VALUE PORTFOLIO
                                             SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                           $1,282                 $59,659                $15,295
 Net realized gain (loss) on security
  transactions                                      213                   7,847                   (797)
 Capital gains income                                --                      --                 80,675
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       37,503               1,541,096                649,819
                                               --------              ----------             ----------
 Net increase (decrease) in net assets
  resulting from operations                      38,998               1,608,602                744,992
                                               --------              ----------             ----------
UNIT TRANSACTIONS:
 Purchases                                      112,324               1,061,029                413,741
 Net transfers                                   73,014                 360,958                369,436
 Surrenders for benefit payments and
  fees                                             (724)               (182,767)               (19,267)
 Net loan activity                                   --                 (19,634)                   (11)
 Cost of insurance                              (30,991)               (564,827)              (208,522)
                                               --------              ----------             ----------
 Net increase (decrease) in net assets
  resulting from unit transactions              153,623                 654,759                555,377
                                               --------              ----------             ----------
 Net increase (decrease) in net assets          192,621               2,263,361              1,300,369
NET ASSETS:
 Beginning of year                               94,544               3,920,642              1,623,257
                                               --------              ----------             ----------
 End of year                                   $287,165              $6,184,003             $2,923,626
                                               ========              ==========             ==========

                                                                 ALLIANCEBERNSTEIN VPS
                                         ALLIANCEBERNSTEIN VPS       INTERNATIONAL
                                            VALUE PORTFOLIO        GROWTH PORTFOLIO
                                              SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  ----------------------------------------------
OPERATIONS:
 Net investment income                             $76                   $50,949
 Net realized gain (loss) on security
  transactions                                      (2)                    2,666
 Capital gains income                               --                        --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         684                   355,636
                                                ------                ----------
 Net increase (decrease) in net assets
  resulting from operations                        758                   409,251
                                                ------                ----------
UNIT TRANSACTIONS:
 Purchases                                       2,339                   222,829
 Net transfers                                   2,847                   199,006
 Surrenders for benefit payments and
  fees                                              --                   (19,418)
 Net loan activity                                  --                       493
 Cost of insurance                              (1,341)                 (115,974)
                                                ------                ----------
 Net increase (decrease) in net assets
  resulting from unit transactions               3,845                   286,936
                                                ------                ----------
 Net increase (decrease) in net assets           4,603                   696,187
NET ASSETS:
 Beginning of year                               1,607                   741,838
                                                ------                ----------
 End of year                                    $6,210                $1,438,025
                                                ======                ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                               AIM V.I.               AIM V.I.             AIM V. I.
                                               CAPITAL                  CORE             INTERNATIONAL
                                          APPRECIATION FUND         EQUITY FUND           GROWTH FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                           $12,262                $20,148               $46,305
 Net realized gain (loss) on security
  transactions                                       916                173,186                   401
 Capital gains income                                 --                     --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       356,204                264,198               648,249
                                              ----------             ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                      369,382                457,532               694,955
                                              ----------             ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                       238,746                 62,317               410,462
 Net transfers                                   154,455               (153,928)            2,197,392
 Surrenders for benefit payments and
  fees                                           (99,538)              (930,808)              (10,376)
 Net loan activity                                  (757)                    --               (20,741)
 Cost of insurance                              (152,992)              (101,975)             (253,465)
                                              ----------             ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions               139,914             (1,124,394)            2,323,272
                                              ----------             ----------            ----------
 Net increase (decrease) in net assets           509,296               (666,862)            3,018,227
NET ASSETS:
 Beginning of year                             1,647,132              1,792,368               581,307
                                              ----------             ----------            ----------
 End of year                                  $2,156,428             $1,125,506            $3,599,534
                                              ==========             ==========            ==========

                                              AIM V.I.             AIM V.I.
                                            MID CAP CORE          SMALL CAP
                                            EQUITY FUND          EQUITY FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------
OPERATIONS:
 Net investment income                          $42,449              $1,427
 Net realized gain (loss) on security
  transactions                                   39,190             (26,512)
 Capital gains income                            40,963                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      695,048             151,274
                                             ----------            --------
 Net increase (decrease) in net assets
  resulting from operations                     817,650             126,189
                                             ----------            --------
UNIT TRANSACTIONS:
 Purchases                                      364,321             101,163
 Net transfers                                  (20,107)            247,059
 Surrenders for benefit payments and
  fees                                          (59,350)            (10,460)
 Net loan activity                                   --              (7,120)
 Cost of insurance                             (274,037)            (64,999)
                                             ----------            --------
 Net increase (decrease) in net assets
  resulting from unit transactions               10,827             265,643
                                             ----------            --------
 Net increase (decrease) in net assets          828,477             391,832
NET ASSETS:
 Beginning of year                            2,775,974             573,329
                                             ----------            --------
 End of year                                 $3,604,451            $965,161
                                             ==========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                              AIM V.I.               AIM V.I.             AIM V.I.
                                               CAPITAL           POWERSHARES ETF           GLOBAL
                                          DEVELOPMENT FUND       ALLOCATION FUND      REAL ESTATE FUND
                                             SUB-ACCOUNT         SUB-ACCOUNT (A)       SUB-ACCOUNT (B)
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                             $ --                $4,325                 $ --
 Net realized gain (loss) on security
  transactions                                    3,991                 1,873                   (2)
 Capital gains income                                --                   747                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      470,890                17,037                  246
                                              ---------              --------              -------
 Net increase (decrease) in net assets
  resulting from operations                     474,881                23,982                  244
                                              ---------              --------              -------
UNIT TRANSACTIONS:
 Purchases                                      150,124                12,515                  120
 Net transfers                                   (4,710)              407,248               12,498
 Surrenders for benefit payments and
  fees                                          (50,717)                  141                   --
 Net loan activity                                   --                    --                   --
 Cost of insurance                             (105,271)              (70,924)                (352)
                                              ---------              --------              -------
 Net increase (decrease) in net assets
  resulting from unit transactions              (10,574)              348,980               12,266
                                              ---------              --------              -------
 Net increase (decrease) in net assets          464,307               372,962               12,510
NET ASSETS:
 Beginning of year                            1,131,691                    --                   --
                                              ---------              --------              -------
 End of year                                  $1,595,998             $372,962              $12,510
                                              =========              ========              =======

                                         ALLIANCEBERNSTEIN VPS      AMERICAN FUNDS
                                              REAL ESTATE               GLOBAL
                                          INVESTMENT PORTFOLIO         BOND FUND
                                            SUB-ACCOUNT (B)           SUB-ACCOUNT
--------------------------------------  ---------------------------------------------
OPERATIONS:
 Net investment income                            $ --                   $12,114
 Net realized gain (loss) on security
  transactions                                      --                       176
 Capital gains income                               --                        --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                          34                    64,791
                                                  ----                 ---------
 Net increase (decrease) in net assets
  resulting from operations                         34                    77,081
                                                  ----                 ---------
UNIT TRANSACTIONS:
 Purchases                                         123                   102,892
 Net transfers                                     529                   594,740
 Surrenders for benefit payments and
  fees                                              --                    (1,264)
 Net loan activity                                  --                       (17)
 Cost of insurance                                 (82)                 (102,991)
                                                  ----                 ---------
 Net increase (decrease) in net assets
  resulting from unit transactions                 570                   593,360
                                                  ----                 ---------
 Net increase (decrease) in net assets             604                   670,441
NET ASSETS:
 Beginning of year                                  --                   275,278
                                                  ----                 ---------
 End of year                                      $604                  $945,719
                                                  ====                 =========

(a)  From inception February 26, 2009 to December 31, 2009.

(b) From inception July 23, 2009 to December 31, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                           AMERICAN FUNDS                               AMERICAN FUNDS
                                           CAPITAL WORLD         AMERICAN FUNDS            BLUE CHIP
                                              GROWTH &                ASSET               INCOME AND
                                            INCOME FUND          ALLOCATION FUND          GROWTH FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $38,541               $595,811               $246,923
 Net realized gain (loss) on security
  transactions                                      573               (109,279)                37,213
 Capital gains income                                --                     --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      466,067              4,951,597              2,732,103
                                             ----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                     505,181              5,438,129              3,016,239
                                             ----------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                      299,973              3,437,085              1,719,657
 Net transfers                                  928,643             (1,991,009)               545,789
 Surrenders for benefit payments and
  fees                                          (14,291)              (757,230)              (408,888)
 Net loan activity                               (1,910)                 8,363                (13,679)
 Cost of insurance                             (189,001)            (2,387,789)            (1,120,294)
                                             ----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            1,023,414             (1,690,580)               722,585
                                             ----------            -----------            -----------
 Net increase (decrease) in net assets        1,528,595              3,747,549              3,738,824
NET ASSETS:
 Beginning of year                              485,963             24,336,595             10,218,954
                                             ----------            -----------            -----------
 End of year                                 $2,014,558            $28,084,144            $13,957,778
                                             ==========            ===========            ===========


                                                                  AMERICAN FUNDS
                                           AMERICAN FUNDS             GLOBAL
                                              BOND FUND             GROWTH FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------
OPERATIONS:
 Net investment income                          $842,211               $238,181
 Net realized gain (loss) on security
  transactions                                    18,436               (149,754)
 Capital gains income                                 --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     2,202,590              5,990,943
                                             -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                    3,063,237              6,079,370
                                             -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                     3,658,125              2,248,853
 Net transfers                                 5,037,629             (1,768,520)
 Surrenders for benefit payments and
  fees                                        (1,745,492)            (1,347,291)
 Net loan activity                                40,890                (65,889)
 Cost of insurance                            (2,542,253)            (1,465,113)
                                             -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions             4,448,899             (2,397,960)
                                             -----------            -----------
 Net increase (decrease) in net assets         7,512,136              3,681,410
NET ASSETS:
 Beginning of year                            20,825,185             15,883,119
                                             -----------            -----------
 End of year                                 $28,337,321            $19,564,529
                                             ===========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                          AMERICAN FUNDS       AMERICAN FUNDS       AMERICAN FUNDS
                                            GROWTH FUND      GROWTH-INCOME FUND   INTERNATIONAL FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $389,105             $849,281             $456,364
 Net realized gain (loss) on security
  transactions                                  371,256              407,242              106,223
 Capital gains income                                --                   --              152,651
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                   19,213,290           13,607,354            9,958,673
                                            -----------          -----------          -----------
 Net increase (decrease) in net assets
  resulting from operations                  19,973,651           14,863,877           10,673,911
                                            -----------          -----------          -----------
UNIT TRANSACTIONS:
 Purchases                                    7,878,076            7,241,511            3,421,079
 Net transfers                                  147,343           (2,105,871)           2,274,369
 Surrenders for benefit payments and
  fees                                       (3,305,776)          (2,794,401)          (2,672,143)
 Net loan activity                             (116,572)            (111,466)              12,310
 Cost of insurance                           (5,233,188)          (4,631,160)          (2,531,695)
                                            -----------          -----------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (630,117)          (2,401,387)             503,920
                                            -----------          -----------          -----------
 Net increase (decrease) in net assets       19,343,534           12,462,490           11,177,831
NET ASSETS:
 Beginning of year                           50,480,136           48,347,193           23,989,307
                                            -----------          -----------          -----------
 End of year                                $69,823,670          $60,809,683          $35,167,138
                                            ===========          ===========          ===========

                                                               AMERICAN FUNDS
                                          AMERICAN FUNDS        GLOBAL SMALL
                                          NEW WORLD FUND     CAPITALIZATION FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ----------------------------------------
OPERATIONS:
 Net investment income                         $171,173              $30,365
 Net realized gain (loss) on security
  transactions                                  (11,765)              98,354
 Capital gains income                                --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    4,063,555            4,996,644
                                            -----------          -----------
 Net increase (decrease) in net assets
  resulting from operations                   4,222,963            5,125,363
                                            -----------          -----------
UNIT TRANSACTIONS:
 Purchases                                    1,185,440            1,256,064
 Net transfers                                2,035,698              226,916
 Surrenders for benefit payments and
  fees                                         (862,253)            (560,273)
 Net loan activity                              (10,009)             (33,965)
 Cost of insurance                             (885,309)            (835,471)
                                            -----------          -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            1,463,567               53,271
                                            -----------          -----------
 Net increase (decrease) in net assets        5,686,530            5,178,634
NET ASSETS:
 Beginning of year                            8,179,160            8,392,315
                                            -----------          -----------
 End of year                                $13,865,690          $13,570,949
                                            ===========          ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                            FIDELITY VIP          FIDELITY VIP         FIDELITY VIP
                                           ASSET MANAGER          EQUITY-INCOME           GROWTH
                                             PORTFOLIO              PORTFOLIO            PORTFOLIO
                                            SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $30,721               $285,169                $94
 Net realized gain (loss) on security
  transactions                                  (84,635)              (589,778)              (989)
 Capital gains income                             2,149                     --                 41
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      398,560              3,885,605              9,739
                                             ----------            -----------            -------
 Net increase (decrease) in net assets
  resulting from operations                     346,795              3,580,996              8,885
                                             ----------            -----------            -------
UNIT TRANSACTIONS:
 Purchases                                           --              1,239,360             12,620
 Net transfers                                  (79,115)              (282,589)            24,390
 Surrenders for benefit payments and
  fees                                         (108,117)            (1,184,139)                --
 Net loan activity                                 (160)               (23,507)                --
 Cost of insurance                              (84,822)            (1,021,505)            (9,056)
                                             ----------            -----------            -------
 Net increase (decrease) in net assets
  resulting from unit transactions             (272,214)            (1,272,380)            27,954
                                             ----------            -----------            -------
 Net increase (decrease) in net assets           74,581              2,308,616             36,839
NET ASSETS:
 Beginning of year                            1,351,682             12,082,632             18,329
                                             ----------            -----------            -------
 End of year                                 $1,426,263            $14,391,248            $55,168
                                             ==========            ===========            =======

                                            FIDELITY VIP          FIDELITY VIP
                                             CONTRAFUND             OVERSEAS
                                              PORTFOLIO            PORTFOLIO
                                             SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -----------------------------------------
OPERATIONS:
 Net investment income                          $126,599              $9,531
 Net realized gain (loss) on security
  transactions                                       230             (62,096)
 Capital gains income                              3,138               1,532
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     3,044,385             142,366
                                             -----------            --------
 Net increase (decrease) in net assets
  resulting from operations                    3,174,352              91,333
                                             -----------            --------
UNIT TRANSACTIONS:
 Purchases                                     1,472,061                  --
 Net transfers                                 3,252,406             (55,121)
 Surrenders for benefit payments and
  fees                                          (950,137)            (32,747)
 Net loan activity                                  (784)                 --
 Cost of insurance                              (958,182)            (27,776)
                                             -----------            --------
 Net increase (decrease) in net assets
  resulting from unit transactions             2,815,364            (115,644)
                                             -----------            --------
 Net increase (decrease) in net assets         5,989,716             (24,311)
NET ASSETS:
 Beginning of year                             7,064,671             514,995
                                             -----------            --------
 End of year                                 $13,054,387            $490,684
                                             ===========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                                        FIDELITY VIP
                                            FIDELITY VIP          FIDELITY VIP        DYNAMIC CAPITAL
                                               MID CAP          VALUE STRATEGIES        APPRECIATION
                                              PORTFOLIO             PORTFOLIO            PORTFOLIO
                                             SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                           $32,575                $238                    $9
 Net realized gain (loss) on security
  transactions                                     6,399                 205                   115
 Capital gains income                             38,795                  --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     2,169,750              20,028                17,660
                                             -----------             -------              --------
 Net increase (decrease) in net assets
  resulting from operations                    2,247,519              20,471                17,784
                                             -----------             -------              --------
UNIT TRANSACTIONS:
 Purchases                                     1,300,977               4,942                10,430
 Net transfers                                 1,632,542              68,165                21,333
 Surrenders for benefit payments and
  fees                                          (314,713)                 (6)                   --
 Net loan activity                               (24,799)                 --                    --
 Cost of insurance                              (717,143)             (7,069)              (11,448)
                                             -----------             -------              --------
 Net increase (decrease) in net assets
  resulting from unit transactions             1,876,864              66,032                20,315
                                             -----------             -------              --------
 Net increase (decrease) in net assets         4,124,383              86,503                38,099
NET ASSETS:
 Beginning of year                             4,571,445               1,419                24,888
                                             -----------             -------              --------
 End of year                                  $8,695,828             $87,922               $62,987
                                             ===========             =======              ========


                                           FIDELITY VIP        FIDELITY VIP
                                           FREEDOM 2010        FREEDOM 2020
                                            PORTFOLIO           PORTFOLIO
                                           SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  --------------------------------------
OPERATIONS:
 Net investment income                         $7,790              $8,114
 Net realized gain (loss) on security
  transactions                                     99               8,841
 Capital gains income                             397               2,610
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     40,429              56,154
                                             --------            --------
 Net increase (decrease) in net assets
  resulting from operations                    48,715              75,719
                                             --------            --------
UNIT TRANSACTIONS:
 Purchases                                     44,945             156,163
 Net transfers                                135,862              56,115
 Surrenders for benefit payments and
  fees                                             --             (50,551)
 Net loan activity                                 --                  --
 Cost of insurance                            (20,969)            (42,860)
                                             --------            --------
 Net increase (decrease) in net assets
  resulting from unit transactions            159,838             118,867
                                             --------            --------
 Net increase (decrease) in net assets        208,553             194,586
NET ASSETS:
 Beginning of year                             17,377              83,211
                                             --------            --------
 End of year                                 $225,930            $277,797
                                             ========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                                       FRANKLIN
                                           FIDELITY VIP         FIDELITY VIP            RISING
                                           FREEDOM 2030       STRATEGIC INCOME         DIVIDENDS
                                            PORTFOLIO            PORTFOLIO          SECURITIES FUND
                                           SUB-ACCOUNT        SUB-ACCOUNT (B)       SUB-ACCOUNT (B)
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $3,005                 $46                  $ --
 Net realized gain (loss) on security
  transactions                                     77                  --                     1
 Capital gains income                             732                   9                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     29,156                 (47)                  (34)
                                             --------              ------               -------
 Net increase (decrease) in net assets
  resulting from operations                    32,970                   8                   (33)
                                             --------              ------               -------
UNIT TRANSACTIONS:
 Purchases                                     84,337                  24                   205
 Net transfers                                 44,093               1,444                19,265
 Surrenders for benefit payments and
  fees                                            (14)                 --                    --
 Net loan activity                                 --                  --                    --
 Cost of insurance                            (27,891)               (177)                 (211)
                                             --------              ------               -------
 Net increase (decrease) in net assets
  resulting from unit transactions            100,525               1,291                19,259
                                             --------              ------               -------
 Net increase (decrease) in net assets        133,495               1,299                19,226
NET ASSETS:
 Beginning of year                             34,809                  --                    --
                                             --------              ------               -------
 End of year                                 $168,304              $1,299               $19,226
                                             ========              ======               =======

                                                                    FRANKLIN
                                              FRANKLIN           SMALL-MID CAP
                                               INCOME                GROWTH
                                           SECURITIES FUND      SECURITIES FUND
                                             SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  -----------------------------------------
OPERATIONS:
 Net investment income                          $763,033                $ --
 Net realized gain (loss) on security
  transactions                                    22,385              (8,811)
 Capital gains income                                 --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     2,266,081              76,476
                                             -----------            --------
 Net increase (decrease) in net assets
  resulting from operations                    3,051,499              67,665
                                             -----------            --------
UNIT TRANSACTIONS:
 Purchases                                     1,726,080              41,419
 Net transfers                                 1,118,996             135,037
 Surrenders for benefit payments and
  fees                                          (366,586)             (3,901)
 Net loan activity                               (12,304)                (13)
 Cost of insurance                            (1,079,778)            (35,670)
                                             -----------            --------
 Net increase (decrease) in net assets
  resulting from unit transactions             1,386,408             136,872
                                             -----------            --------
 Net increase (decrease) in net assets         4,437,907             204,537
NET ASSETS:
 Beginning of year                             7,889,708              67,562
                                             -----------            --------
 End of year                                 $12,327,615            $272,099
                                             ===========            ========

(b) From inception July 23, 2009 to December 31, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                              FRANKLIN              FRANKLIN
                                             SMALL CAP             STRATEGIC
                                               VALUE                 INCOME             MUTUAL SHARES
                                          SECURITIES FUND       SECURITIES FUND        SECURITIES FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $103,467              $373,961               $257,402
 Net realized gain (loss) on security
  transactions                                      202                19,642                  3,230
 Capital gains income                           284,934                    --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    1,310,713               721,065              3,008,197
                                             ----------            ----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                   1,699,316             1,114,668              3,268,829
                                             ----------            ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                      907,401               944,672              2,538,878
 Net transfers                                  888,103             5,419,129              3,329,590
 Surrenders for benefit payments and
  fees                                         (371,779)             (788,467)              (735,355)
 Net loan activity                               (6,906)              (27,689)               (43,515)
 Cost of insurance                             (560,556)             (589,560)            (1,349,993)
                                             ----------            ----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions              856,263             4,958,085              3,739,605
                                             ----------            ----------            -----------
 Net increase (decrease) in net assets        2,555,579             6,072,753              7,008,434
NET ASSETS:
 Beginning of year                            5,157,547             2,051,447              9,727,935
                                             ----------            ----------            -----------
 End of year                                 $7,713,126            $8,124,200            $16,736,369
                                             ==========            ==========            ===========

                                            TEMPLETON
                                            DEVELOPING          TEMPLETON
                                             MARKETS             FOREIGN
                                         SECURITIES FUND     SECURITIES FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  --------------------------------------
OPERATIONS:
 Net investment income                         $5,800              $1,396
 Net realized gain (loss) on security
  transactions                                     (3)               (636)
 Capital gains income                             498               1,722
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    124,734              46,269
                                             --------            --------
 Net increase (decrease) in net assets
  resulting from operations                   131,029              48,751
                                             --------            --------
UNIT TRANSACTIONS:
 Purchases                                     47,905              19,808
 Net transfers                                316,029             723,809
 Surrenders for benefit payments and
  fees                                             29             (11,371)
 Net loan activity                                 --                 (61)
 Cost of insurance                            (45,623)            (26,370)
                                             --------            --------
 Net increase (decrease) in net assets
  resulting from unit transactions            318,340             705,815
                                             --------            --------
 Net increase (decrease) in net assets        449,369             754,566
NET ASSETS:
 Beginning of year                             56,182              30,964
                                             --------            --------
 End of year                                 $505,551            $785,530
                                             ========            ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                           FRANKLIN
                                   TEMPLETON             MUTUAL            FLEX CAP
                                     GROWTH         GLOBAL DISCOVERY        GROWTH
                                SECURITIES FUND     SECURITIES FUND     SECURITIES FUND
                                  SUB-ACCOUNT       SUB-ACCOUNT (C)       SUB-ACCOUNT
----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                $71,622             $67,678               $ --
 Net realized gain (loss) on
  security transactions                 5,468             (10,874)                89
 Capital gains income                      --             159,690                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                683,408             954,002             32,830
                                   ----------          ----------          ---------
 Net increase (decrease) in
  net assets resulting from
  operations                          760,498           1,170,496             32,919
                                   ----------          ----------          ---------
UNIT TRANSACTIONS:
 Purchases                            594,556             926,085             19,723
 Net transfers                        573,442           1,732,682            237,452
 Surrenders for benefit
  payments and fees                   (80,401)           (443,095)            (6,038)
 Net loan activity                    (13,717)            (16,151)                --
 Cost of insurance                   (285,655)           (492,705)           (10,702)
                                   ----------          ----------          ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   788,225           1,706,816            240,435
                                   ----------          ----------          ---------
 Net increase (decrease) in
  net assets                        1,548,723           2,877,312            273,354
NET ASSETS:
 Beginning of year                  1,577,199           4,396,929              6,248
                                   ----------          ----------          ---------
 End of year                       $3,125,922          $7,274,241           $279,602
                                   ==========          ==========          =========


                                   TEMPLETON            HARTFORD
                                  GLOBAL BOND           ADVISERS
                                SECURITIES FUND         HLS FUND
                                SUB-ACCOUNT (D)        SUB-ACCOUNT
-----------------------------  ---------------------------------------
OPERATIONS:
 Net investment income               $666,853             $772,499
 Net realized gain (loss) on
  security transactions               (27,994)            (683,571)
 Capital gains income                      --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                255,769            9,041,006
                                   ----------          -----------
 Net increase (decrease) in
  net assets resulting from
  operations                          894,628            9,129,934
                                   ----------          -----------
UNIT TRANSACTIONS:
 Purchases                            698,428            3,412,700
 Net transfers                      4,371,966           (1,388,253)
 Surrenders for benefit
  payments and fees                  (199,709)          (2,042,642)
 Net loan activity                       (737)              38,345
 Cost of insurance                   (511,974)          (3,329,078)
                                   ----------          -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 4,357,974           (3,308,928)
                                   ----------          -----------
 Net increase (decrease) in
  net assets                        5,252,602            5,821,006
NET ASSETS:
 Beginning of year                  3,827,060           32,519,107
                                   ----------          -----------
 End of year                       $9,079,662          $38,340,113
                                   ==========          ===========

(c)  Formerly Mutual Discovery Securities Fund. Change effective May 1, 2009.

(d) Formerly Templeton Global Income Securites Fund. Change effective May 1,
    2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                              HARTFORD               HARTFORD               HARTFORD
                                                TOTAL                 CAPITAL               DIVIDEND
                                             RETURN BOND           APPRECIATION            AND GROWTH
                                              HLS FUND               HLS FUND               HLS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                        $2,126,985               $727,969               $973,025
 Net realized gain (loss) on security
  transactions                                    27,604                449,911                 75,287
 Capital gains income                                 --                     --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     5,141,594             28,408,839              8,656,722
                                             -----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                    7,296,183             29,586,719              9,705,034
                                             -----------            -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                     5,587,645              7,087,849              4,842,606
 Net transfers                                 8,580,451              3,971,322              1,757,922
 Surrenders for benefit payments and
  fees                                        (4,220,034)            (4,788,128)            (2,377,269)
 Net loan activity                              (132,471)               (85,035)              (152,681)
 Cost of insurance                            (4,700,151)            (6,644,276)            (3,588,547)
                                             -----------            -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions             5,115,440               (458,268)               482,031
                                             -----------            -----------            -----------
 Net increase (decrease) in net assets        12,411,623             29,128,451             10,187,065
NET ASSETS:
 Beginning of year                            46,092,422             64,236,570             38,284,781
                                             -----------            -----------            -----------
 End of year                                 $58,504,045            $93,365,021            $48,471,846
                                             ===========            ===========            ===========

                                             HARTFORD            HARTFORD
                                           FUNDAMENTAL            GLOBAL
                                              GROWTH             ADVISERS
                                             HLS FUND            HLS FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT
--------------------------------------  ---------------------------------------
OPERATIONS:
 Net investment income                            $83                 $ --
 Net realized gain (loss) on security
  transactions                                     52               (4,946)
 Capital gains income                              --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      9,813               59,693
                                             --------            ---------
 Net increase (decrease) in net assets
  resulting from operations                     9,948               54,747
                                             --------            ---------
UNIT TRANSACTIONS:
 Purchases                                      2,987                   --
 Net transfers                                 74,746               (8,905)
 Surrenders for benefit payments and
  fees                                             --               (6,538)
 Net loan activity                                 --               (3,929)
 Cost of insurance                             (2,662)             (17,437)
                                             --------            ---------
 Net increase (decrease) in net assets
  resulting from unit transactions             75,071              (36,809)
                                             --------            ---------
 Net increase (decrease) in net assets         85,019               17,938
NET ASSETS:
 Beginning of year                                251              258,847
                                             --------            ---------
 End of year                                  $85,270             $276,785
                                             ========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                                        HARTFORD
                                             HARTFORD             HARTFORD            DISCIPLINED
                                           GLOBAL EQUITY        GLOBAL GROWTH            EQUITY
                                             HLS FUND             HLS FUND              HLS FUND
                                            SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $1,352               $1,941              $130,212
 Net realized gain (loss) on security
  transactions                                  (2,498)             (28,462)                8,241
 Capital gains income                               --                   --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      30,070              126,238             1,702,258
                                             ---------            ---------            ----------
 Net increase (decrease) in net assets
  resulting from operations                     28,924               99,717             1,840,711
                                             ---------            ---------            ----------
UNIT TRANSACTIONS:
 Purchases                                         124               14,432             1,302,527
 Net transfers                                  71,666              (75,770)            1,832,326
 Surrenders for benefit payments and
  fees                                          (1,540)                  (1)             (224,141)
 Net loan activity                                  --                   (1)              (63,845)
 Cost of insurance                             (12,211)             (24,684)             (883,129)
                                             ---------            ---------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions              58,039              (86,024)            1,963,738
                                             ---------            ---------            ----------
 Net increase (decrease) in net assets          86,963               13,693             3,804,449
NET ASSETS:
 Beginning of year                              70,121              283,961             5,882,374
                                             ---------            ---------            ----------
 End of year                                  $157,084             $297,654            $9,686,823
                                             =========            =========            ==========

                                                                   HARTFORD
                                             HARTFORD               GROWTH
                                              GROWTH            OPPORTUNITIES
                                             HLS FUND              HLS FUND
                                            SUB-ACCOUNT        SUB-ACCOUNT (E)
--------------------------------------  -----------------------------------------
OPERATIONS:
 Net investment income                            $684               $42,346
 Net realized gain (loss) on security
  transactions                                      21                12,668
 Capital gains income                               --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      29,740             2,104,578
                                             ---------            ----------
 Net increase (decrease) in net assets
  resulting from operations                     30,445             2,159,592
                                             ---------            ----------
UNIT TRANSACTIONS:
 Purchases                                      49,421             1,392,258
 Net transfers                                 103,722             1,426,466
 Surrenders for benefit payments and
  fees                                             (43)             (807,475)
 Net loan activity                                (803)              (32,457)
 Cost of insurance                             (32,097)             (836,679)
                                             ---------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             120,200             1,142,113
                                             ---------            ----------
 Net increase (decrease) in net assets         150,645             3,301,705
NET ASSETS:
 Beginning of year                              31,617             6,512,791
                                             ---------            ----------
 End of year                                  $182,262            $9,814,496
                                             =========            ==========

(e) Effective October 2, 2009, Hartford LargeCap Growth HLS Fund merged with Hartford Growth Opportunities HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                                       HARTFORD
                                             HARTFORD             HARTFORD           INTERNATIONAL
                                            HIGH YIELD              INDEX               GROWTH
                                             HLS FUND             HLS FUND             HLS FUND
                                           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                        $53,622               $722,868               $836
 Net realized gain (loss) on security
  transactions                                   (376)               (77,175)               (12)
 Capital gains income                              --                 17,021                 --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     56,588              7,860,486             12,179
                                             --------            -----------            -------
 Net increase (decrease) in net assets
  resulting from operations                   109,834              8,523,200             13,003
                                             --------            -----------            -------
UNIT TRANSACTIONS:
 Purchases                                     40,337              2,826,471              4,207
 Net transfers                                562,762               (885,917)            38,870
 Surrenders for benefit payments and
  fees                                             56             (1,320,414)                (8)
 Net loan activity                             (1,863)              (129,627)                --
 Cost of insurance                            (48,608)            (2,563,077)            (3,922)
                                             --------            -----------            -------
 Net increase (decrease) in net assets
  resulting from unit transactions            552,684             (2,072,564)            39,147
                                             --------            -----------            -------
 Net increase (decrease) in net assets        662,518              6,450,636             52,150
NET ASSETS:
 Beginning of year                            109,128             33,970,499              1,244
                                             --------            -----------            -------
 End of year                                 $771,646            $40,421,135            $53,394
                                             ========            ===========            =======

                                              HARTFORD              HARTFORD
                                           INTERNATIONAL          INTERNATIONAL
                                           SMALL COMPANY          OPPORTUNITIES
                                              HLS FUND              HLS FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  -------------------------------------------
OPERATIONS:
 Net investment income                          $45,914               $295,737
 Net realized gain (loss) on security
  transactions                                 (167,984)                68,871
 Capital gains income                                --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      972,610              3,969,217
                                             ----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                     850,540              4,333,825
                                             ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                      323,256              1,317,745
 Net transfers                                 (372,759)              (405,667)
 Surrenders for benefit payments and
  fees                                          (99,040)              (615,739)
 Net loan activity                               (7,009)               (24,150)
 Cost of insurance                             (228,600)            (1,027,372)
                                             ----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (384,152)              (755,183)
                                             ----------            -----------
 Net increase (decrease) in net assets          466,388              3,578,642
NET ASSETS:
 Beginning of year                            2,592,083             13,581,916
                                             ----------            -----------
 End of year                                 $3,058,471            $17,160,558
                                             ==========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                             HARTFORD
                                              MIDCAP               HARTFORD               HARTFORD
                                              GROWTH                MIDCAP              MIDCAP VALUE
                                             HLS FUND              HLS FUND               HLS FUND
                                           SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                           $563                $148,049                $38,451
 Net realized gain (loss) on security
  transactions                                    224              (1,940,011)              (102,107)
 Capital gains income                              --                      --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     42,050               9,370,849              1,775,040
                                             --------            ------------            -----------
 Net increase (decrease) in net assets
  resulting from operations                    42,837               7,578,887              1,711,384
                                             --------            ------------            -----------
UNIT TRANSACTIONS:
 Purchases                                     32,131               1,817,326                380,150
 Net transfers                                125,056              (2,236,814)              (623,698)
 Surrenders for benefit payments and
  fees                                             58              (1,732,484)               (87,664)
 Net loan activity                               (406)                (24,077)                   498
 Cost of insurance                            (21,971)             (2,023,271)              (335,310)
                                             --------            ------------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            134,868              (4,199,320)              (666,024)
                                             --------            ------------            -----------
 Net increase (decrease) in net assets        177,705               3,379,567              1,045,360
NET ASSETS:
 Beginning of year                             39,730              27,099,839              4,602,507
                                             --------            ------------            -----------
 End of year                                 $217,435             $30,479,406             $5,647,867
                                             ========            ============            ===========


                                              HARTFORD               HARTFORD
                                            MONEY MARKET           SMALL COMPANY
                                              HLS FUND               HLS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  --------------------------------------------
OPERATIONS:
 Net investment income                           $43,915                 $1,792
 Net realized gain (loss) on security
  transactions                                        --               (403,285)
 Capital gains income                                 --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                            --              4,087,452
                                             -----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                       43,915              3,685,959
                                             -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                    91,678,554              1,052,651
 Net transfers                               (67,204,211)              (672,933)
 Surrenders for benefit payments and
  fees                                       (19,890,638)              (743,085)
 Net loan activity                              (954,793)               (30,424)
 Cost of insurance                            (8,308,493)            (1,005,025)
                                             -----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (4,679,581)            (1,398,816)
                                             -----------            -----------
 Net increase (decrease) in net assets        (4,635,666)             2,287,143
NET ASSETS:
 Beginning of year                            68,824,307             13,679,186
                                             -----------            -----------
 End of year                                 $64,188,641            $15,966,329
                                             ===========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                                        HARTFORD
                                            HARTFORD             HARTFORD           U.S. GOVERNMENT
                                         SMALLCAP GROWTH           STOCK               SECURITIES
                                            HLS FUND             HLS FUND               HLS FUND
                                           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                           $23               $533,871                $2,310
 Net realized gain (loss) on security
  transactions                                   198             (1,273,953)               11,842
 Capital gains income                             --                     --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     9,540             12,875,511               241,781
                                             -------            -----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                    9,761             12,135,429               255,933
                                             -------            -----------            ----------
UNIT TRANSACTIONS:
 Purchases                                     7,029              3,374,720               669,089
 Net transfers                                29,519             (2,507,794)              740,280
 Surrenders for benefit payments and
  fees                                        (5,873)            (1,717,953)           (1,149,823)
 Net loan activity                                --                (33,096)                  (76)
 Cost of insurance                            (6,922)            (2,839,157)             (627,887)
                                             -------            -----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions            23,753             (3,723,280)             (368,417)
                                             -------            -----------            ----------
 Net increase (decrease) in net assets        33,514              8,412,149              (112,484)
NET ASSETS:
 Beginning of year                             5,840             31,079,750             7,443,472
                                             -------            -----------            ----------
 End of year                                 $39,354            $39,491,899            $7,330,988
                                             =======            ===========            ==========

                                                                 HARTFORD
                                            HARTFORD              VALUE
                                              VALUE           OPPORTUNITIES
                                            HLS FUND             HLS FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  ---------------------------------------
OPERATIONS:
 Net investment income                          $668               $42,319
 Net realized gain (loss) on security
  transactions                                    22                28,262
 Capital gains income                             --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     4,236             1,355,426
                                             -------            ----------
 Net increase (decrease) in net assets
  resulting from operations                    4,926             1,426,007
                                             -------            ----------
UNIT TRANSACTIONS:
 Purchases                                     9,326               320,455
 Net transfers                                35,460               506,329
 Surrenders for benefit payments and
  fees                                            --              (266,196)
 Net loan activity                                --                    --
 Cost of insurance                            (6,147)             (289,981)
                                             -------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions            38,639               270,607
                                             -------            ----------
 Net increase (decrease) in net assets        43,565             1,696,614
NET ASSETS:
 Beginning of year                             1,959             2,897,388
                                             -------            ----------
 End of year                                 $45,524            $4,594,002
                                             =======            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                        HARTFORD
                                         EQUITY          LORD ABBETT         LORD ABBETT
                                         INCOME        AMERICA'S VALUE      BOND-DEBENTURE
                                        HLS FUND          PORTFOLIO           PORTFOLIO
                                      SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                    $5,762             $52,801            $321,677
 Net realized gain (loss) on
  security transactions                      131               6,672              59,037
 Capital gains income                      1,041                  --                  --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         46,856             271,875             843,124
                                        --------          ----------          ----------
 Net increase (decrease) in net
  assets resulting from operations        53,790             331,348           1,223,838
                                        --------          ----------          ----------
UNIT TRANSACTIONS:
 Purchases                                16,030             276,430             520,014
 Net transfers                           173,223             236,367           4,030,342
 Surrenders for benefit payments
  and fees                                (3,288)            (63,225)         (1,219,860)
 Net loan activity                            --                (147)            (20,557)
 Cost of insurance                       (23,303)           (166,645)           (399,711)
                                        --------          ----------          ----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                           162,662             282,780           2,910,228
                                        --------          ----------          ----------
 Net increase (decrease) in net
  assets                                 216,452             614,128           4,134,066
NET ASSETS:
 Beginning of year                         7,809           1,077,796           1,472,287
                                        --------          ----------          ----------
 End of year                            $224,261          $1,691,924          $5,606,353
                                        ========          ==========          ==========

                                       LORD ABBETT
                                        GROWTH AND
                                          INCOME          MFS GROWTH
                                        PORTFOLIO           SERIES
                                       SUB-ACCOUNT        SUB-ACCOUNT
----------------------------------  -----------------------------------
OPERATIONS:
 Net investment income                     $13,187              $61
 Net realized gain (loss) on
  security transactions                      7,301              (64)
 Capital gains income                           --               --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                          229,509           10,882
                                        ----------          -------
 Net increase (decrease) in net
  assets resulting from operations         249,997           10,879
                                        ----------          -------
UNIT TRANSACTIONS:
 Purchases                                 248,032            4,531
 Net transfers                              57,945           26,352
 Surrenders for benefit payments
  and fees                                 (36,678)              --
 Net loan activity                             (69)              --
 Cost of insurance                        (159,942)          (5,098)
                                        ----------          -------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                             109,288           25,785
                                        ----------          -------
 Net increase (decrease) in net
  assets                                   359,285           36,664
NET ASSETS:
 Beginning of year                       1,113,217            2,708
                                        ----------          -------
 End of year                            $1,472,502          $39,372
                                        ==========          =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                           MFS INVESTORS            MFS NEW              MFS TOTAL
                                           TRUST SERIES        DISCOVERY SERIES        RETURN SERIES
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $6,455                  $ --               $296,941
 Net realized gain (loss) on security
  transactions                                   9,055               (10,842)                 3,172
 Capital gains income                               --                    --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      96,712               321,582              1,044,590
                                             ---------             ---------             ----------
 Net increase (decrease) in net assets
  resulting from operations                    112,222               310,740              1,344,703
                                             ---------             ---------             ----------
UNIT TRANSACTIONS:
 Purchases                                      32,782                65,728              1,261,956
 Net transfers                                 248,840               277,923               (689,111)
 Surrenders for benefit payments and
  fees                                         (20,433)              (21,244)              (339,161)
 Net loan activity                                (390)                 (838)                    (6)
 Cost of insurance                             (43,975)              (45,450)              (861,465)
                                             ---------             ---------             ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             216,824               276,119               (627,787)
                                             ---------             ---------             ----------
 Net increase (decrease) in net assets         329,046               586,859                716,916
NET ASSETS:
 Beginning of year                              88,952               404,998              7,477,139
                                             ---------             ---------             ----------
 End of year                                  $417,998              $991,857             $8,194,055
                                             =========             =========             ==========

                                             MFS VALUE            MFS RESEARCH
                                               SERIES             BOND SERIES
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
OPERATIONS:
 Net investment income                          $39,086                $1,836
 Net realized gain (loss) on security
  transactions                                      435                   147
 Capital gains income                                --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    1,101,723                14,022
                                             ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                   1,141,244                16,005
                                             ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                      867,183                46,606
 Net transfers                                4,277,926             1,693,219
 Surrenders for benefit payments and
  fees                                          (78,834)              (34,519)
 Net loan activity                              (44,008)                   --
 Cost of insurance                             (537,386)              (33,753)
                                             ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions            4,484,881             1,671,553
                                             ----------            ----------
 Net increase (decrease) in net assets        5,626,125             1,687,558
NET ASSETS:
 Beginning of year                            1,457,996                 4,995
                                             ----------            ----------
 End of year                                 $7,084,121            $1,692,553
                                             ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                          VAN KAMPEN --       VAN KAMPEN --
                                          UIF CORE PLUS        UIF EMERGING        VAN KAMPEN --
                                           FIXED INCOME       MARKETS EQUITY      UIF HIGH YIELD
                                            PORTFOLIO           PORTFOLIO            PORTFOLIO
                                           SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                        $19,666               $ --                 $695
 Net realized gain (loss) on security
  transactions                                    249                 63                   29
 Capital gains income                              --                 --                   --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      1,454              3,665                2,249
                                             --------             ------              -------
 Net increase (decrease) in net assets
  resulting from operations                    21,369              3,728                2,973
                                             --------             ------              -------
UNIT TRANSACTIONS:
 Purchases                                     10,518                447                1,034
 Net transfers                                 (1,638)                --                   --
 Surrenders for benefit payments and
  fees                                             --                 --                   --
 Net loan activity                                 --                 --                   --
 Cost of insurance                            (11,713)              (285)                (442)
                                             --------             ------              -------
 Net increase (decrease) in net assets
  resulting from unit transactions             (2,833)               162                  592
                                             --------             ------              -------
 Net increase (decrease) in net assets         18,536              3,890                3,565
NET ASSETS:
 Beginning of year                            223,069              5,411                6,988
                                             --------             ------              -------
 End of year                                 $241,605             $9,301              $10,553
                                             ========             ======              =======

                                           VAN KAMPEN --         VAN KAMPEN --
                                            UIF MID CAP             UIF U.S.
                                               GROWTH            MID CAP VALUE
                                             PORTFOLIO             PORTFOLIO
                                            SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ------------------------------------------
OPERATIONS:
 Net investment income                             $ --               $32,733
 Net realized gain (loss) on security
  transactions                                  (11,840)               26,392
 Capital gains income                                --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      503,095               964,676
                                             ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                     491,255             1,023,801
                                             ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                      188,258               362,756
 Net transfers                                1,221,171               459,854
 Surrenders for benefit payments and
  fees                                          (26,157)             (107,566)
 Net loan activity                               (9,892)               (4,008)
 Cost of insurance                             (137,340)             (235,109)
                                             ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions            1,236,040               475,927
                                             ----------            ----------
 Net increase (decrease) in net assets        1,727,295             1,499,728
NET ASSETS:
 Beginning of year                              197,124             1,886,894
                                             ----------            ----------
 End of year                                 $1,924,419            $3,386,622
                                             ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                           MORGAN STANLEY --       MORGAN STANLEY --       MORGAN STANLEY --
                                             FOCUS GROWTH               BALANCED            FLEXIBLE INCOME
                                               PORTFOLIO               PORTFOLIO               PORTFOLIO
                                              SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                              $ --                    $308                  $1,556
 Net realized gain (loss) on security
  transactions                                    (8,978)                     --                      (5)
 Capital gains income                                 --                      --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        18,914                   1,833                   2,561
                                               ---------                --------                --------
 Net increase (decrease) in net assets
  resulting from operations                        9,936                   2,141                   4,112
                                               ---------                --------                --------
UNIT TRANSACTIONS:
 Purchases                                         2,417                   2,715                   4,687
 Net transfers                                   (25,364)                     --                      --
 Surrenders for benefit payments and
  fees                                                --                      --                      --
 Net loan activity                                    --                      --                      --
 Cost of insurance                                (1,421)                   (756)                 (1,487)
                                               ---------                --------                --------
 Net increase (decrease) in net assets
  resulting from unit transactions               (24,368)                  1,959                   3,200
                                               ---------                --------                --------
 Net increase (decrease) in net assets           (14,432)                  4,100                   7,312
NET ASSETS:
 Beginning of year                                28,427                   9,628                  18,661
                                               ---------                --------                --------
 End of year                                     $13,995                 $13,728                 $25,973
                                               =========                ========                ========

                                          MORGAN STANLEY --
                                               DIVIDEND            MORGAN STANLEY --
                                                GROWTH               MONEY MARKET
                                              PORTFOLIO                PORTFOLIO
                                             SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------  -----------------------------------------------
OPERATIONS:
 Net investment income                             $355                      $23
 Net realized gain (loss) on security
  transactions                                       17                       --
 Capital gains income                                --                       --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        4,677                       --
                                               --------                ---------
 Net increase (decrease) in net assets
  resulting from operations                       5,049                       23
                                               --------                ---------
UNIT TRANSACTIONS:
 Purchases                                        5,383                   17,703
 Net transfers                                       --                  118,669
 Surrenders for benefit payments and
  fees                                               --                       --
 Net loan activity                                   --                       --
 Cost of insurance                               (1,615)                 (10,042)
                                               --------                ---------
 Net increase (decrease) in net assets
  resulting from unit transactions                3,768                  126,330
                                               --------                ---------
 Net increase (decrease) in net assets            8,817                  126,353
NET ASSETS:
 Beginning of year                               18,643                  132,676
                                               --------                ---------
 End of year                                    $27,460                 $259,029
                                               ========                =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                MORGAN STANLEY --      OPPENHEIMER
                                EQUALLY-WEIGHTED         CAPITAL           OPPENHEIMER
                                     S&P 500           APPRECIATION     GLOBAL SECURITIES
                                    PORTFOLIO            FUND/VA             FUND/VA
                                   SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                  $480                  $151             $24,836
 Net realized gain (loss) on
  security transactions                1,742               (12,075)             21,038
 Capital gains income                    898                    --              27,541
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                 6,038               798,627             387,856
                                    --------            ----------          ----------
 Net increase (decrease) in
  net assets resulting from
  operations                           9,158               786,703             461,271
                                    --------            ----------          ----------
UNIT TRANSACTIONS:
 Purchases                             4,442               328,247             228,882
 Net transfers                        (5,164)             (207,010)             (3,235)
 Surrenders for benefit
  payments and fees                       --               (77,232)            (48,436)
 Net loan activity                        --                    --                 (22)
 Cost of insurance                    (1,905)             (206,152)           (145,533)
                                    --------            ----------          ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (2,627)             (162,147)             31,656
                                    --------            ----------          ----------
 Net increase (decrease) in
  net assets                           6,531               624,556             492,927
NET ASSETS:
 Beginning of year                    15,674             1,935,796           1,161,834
                                    --------            ----------          ----------
 End of year                         $22,205            $2,560,352          $1,654,761
                                    ========            ==========          ==========

                                                     OPPENHEIMER
                                  OPPENHEIMER        MAIN STREET
                                  MAIN STREET         SMALL CAP
                                    FUND/VA            FUND/VA
                                  SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  -------------------------------------
OPERATIONS:
 Net investment income                $5,123              $4,825
 Net realized gain (loss) on
  security transactions                  (77)             25,950
 Capital gains income                     --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the
  year                                93,422             488,276
                                   ---------          ----------
 Net increase (decrease) in
  net assets resulting from
  operations                          98,468             519,051
                                   ---------          ----------
UNIT TRANSACTIONS:
 Purchases                           104,377             325,575
 Net transfers                       135,260             750,918
 Surrenders for benefit
  payments and fees                    2,651             (20,264)
 Net loan activity                     2,078             (19,453)
 Cost of insurance                   (53,510)           (181,018)
                                   ---------          ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  190,856             855,758
                                   ---------          ----------
 Net increase (decrease) in
  net assets                         289,324           1,374,809
NET ASSETS:
 Beginning of year                   282,392             440,215
                                   ---------          ----------
 End of year                        $571,716          $1,815,024
                                   =========          ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                           OPPENHEIMER          PUTNAM VT            PUTNAM VT
                                              VALUE            DIVERSIFIED          GLOBAL ASSET
                                             FUND/VA           INCOME FUND        ALLOCATION FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                          $225              $273,036             $34,446
 Net realized gain (loss) on security
  transactions                                  (117)               31,724               1,828
 Capital gains income                             --                    --                  --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     9,474             1,658,371             137,138
                                             -------            ----------            --------
 Net increase (decrease) in net assets
  resulting from operations                    9,582             1,963,131             173,412
                                             -------            ----------            --------
UNIT TRANSACTIONS:
 Purchases                                     2,569               614,227               3,471
 Net transfers                                20,691             2,138,767             (18,422)
 Surrenders for benefit payments and
  fees                                            (6)              (27,888)             (8,378)
 Net loan activity                                --               (23,909)                 --
 Cost of insurance                            (4,030)             (445,698)            (33,202)
                                             -------            ----------            --------
 Net increase (decrease) in net assets
  resulting from unit transactions            19,224             2,255,499             (56,531)
                                             -------            ----------            --------
 Net increase (decrease) in net assets        28,806             4,218,630             116,881
NET ASSETS:
 Beginning of year                            12,991             2,604,194             496,280
                                             -------            ----------            --------
 End of year                                 $41,797            $6,822,824            $613,161
                                             =======            ==========            ========

                                             PUTNAM VT              PUTNAM VT
                                               GLOBAL              GROWTH AND
                                            EQUITY FUND            INCOME FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  -------------------------------------------
OPERATIONS:
 Net investment income                           $4,882               $305,828
 Net realized gain (loss) on security
  transactions                                 (713,836)              (396,596)
 Capital gains income                                --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    1,401,334              2,678,858
                                             ----------            -----------
 Net increase (decrease) in net assets
  resulting from operations                     692,380              2,588,090
                                             ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                      305,701                878,303
 Net transfers                                 (327,670)            (1,083,743)
 Surrenders for benefit payments and
  fees                                          (85,217)              (405,131)
 Net loan activity                                   --                 48,201
 Cost of insurance                             (201,047)              (759,605)
                                             ----------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (308,233)            (1,321,975)
                                             ----------            -----------
 Net increase (decrease) in net assets          384,147              1,266,115
NET ASSETS:
 Beginning of year                            2,914,237              9,891,491
                                             ----------            -----------
 End of year                                 $3,298,384            $11,157,606
                                             ==========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                            PUTNAM VT             PUTNAM VT
                                          GLOBAL HEALTH             HIGH                PUTNAM VT
                                            CARE FUND            YIELD FUND            INCOME FUND
                                         SUB-ACCOUNT (F)         SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                           $ --               $991,402              $401,121
 Net realized gain (loss) on security
  transactions                                 13,651                310,197                20,306
 Capital gains income                          70,188                     --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     60,936              2,667,937             2,075,274
                                             --------            -----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                   144,775              3,969,536             2,496,701
                                             --------            -----------            ----------
UNIT TRANSACTIONS:
 Purchases                                         --                535,598               610,364
 Net transfers                                (32,696)               624,060               218,946
 Surrenders for benefit payments and
  fees                                        (23,048)            (1,567,305)             (640,937)
 Net loan activity                                (53)                (2,902)               (5,279)
 Cost of insurance                            (56,427)              (720,053)             (438,512)
                                             --------            -----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions           (112,224)            (1,130,602)             (255,418)
                                             --------            -----------            ----------
 Net increase (decrease) in net assets         32,551              2,838,934             2,241,283
NET ASSETS:
 Beginning of year                            615,151              7,965,008             5,373,979
                                             --------            -----------            ----------
 End of year                                 $647,702            $10,803,942            $7,615,262
                                             ========            ===========            ==========

                                             PUTNAM VT
                                           INTERNATIONAL            PUTNAM VT              PUTNAM VT
                                             GROWTH AND           INTERNATIONAL        INTERNATIONAL NEW
                                            INCOME FUND            EQUITY FUND         OPPORTUNITIES FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income                             $ --                   $ --                $7,538
 Net realized gain (loss) on security
  transactions                                 (356,623)            (1,195,973)              (68,258)
 Capital gains income                                --                     --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      810,317              3,380,822               194,890
                                             ----------            -----------              --------
 Net increase (decrease) in net assets
  resulting from operations                     453,694              2,184,849               134,170
                                             ----------            -----------              --------
UNIT TRANSACTIONS:
 Purchases                                       10,150                731,355                    --
 Net transfers                                 (318,732)            (1,669,124)              (75,264)
 Surrenders for benefit payments and
  fees                                          (53,520)              (479,208)                  (91)
 Net loan activity                                   --                (22,787)                   --
 Cost of insurance                              (80,766)              (785,523)              (28,759)
                                             ----------            -----------              --------
 Net increase (decrease) in net assets
  resulting from unit transactions             (442,868)            (2,225,287)             (104,114)
                                             ----------            -----------              --------
 Net increase (decrease) in net assets           10,826                (40,438)               30,056
NET ASSETS:
 Beginning of year                            2,054,387             10,656,688               387,151
                                             ----------            -----------              --------
 End of year                                 $2,065,213            $10,616,250              $417,207
                                             ==========            ===========              ========

(f)  Formerly Putnam VT Health Sciences Fund. Change effective January 2, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                PUTNAM VT            PUTNAM VT
                                            PUTNAM VT             MONEY                 NEW
                                          INVESTORS FUND       MARKET FUND      OPPORTUNITIES FUND
                                           SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                         $5,815               $268                $35,582
 Net realized gain (loss) on security
  transactions                                (60,017)                --                (59,594)
 Capital gains income                              --                 --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    152,899                 --              1,562,294
                                             --------            -------            -----------
 Net increase (decrease) in net assets
  resulting from operations                    98,697                268              1,538,282
                                             --------            -------            -----------
UNIT TRANSACTIONS:
 Purchases                                        122                 --                578,218
 Net transfers                                (37,246)                --               (234,789)
 Surrenders for benefit payments and
  fees                                        (19,092)                --               (357,713)
 Net loan activity                                 --                 --                 (1,344)
 Cost of insurance                            (34,971)            (9,014)              (409,052)
                                             --------            -------            -----------
 Net increase (decrease) in net assets
  resulting from unit transactions            (91,187)            (9,014)              (424,680)
                                             --------            -------            -----------
 Net increase (decrease) in net assets          7,510             (8,746)             1,113,602
NET ASSETS:
 Beginning of year                            394,718             79,589              5,038,310
                                             --------            -------            -----------
 End of year                                 $402,228            $70,843             $6,151,912
                                             ========            =======            ===========

                                              PUTNAM VT              PUTNAM VT              PUTNAM VT
                                              SMALL CAP          THE GEORGE PUTNAM           GLOBAL
                                             VALUE FUND            FUND OF BOSTON        UTILITIES FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT (G)
--------------------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income                           $13,355               $11,870                $23,923
 Net realized gain (loss) on security
  transactions                                   (12,084)              (27,915)                 4,660
 Capital gains income                                 --                    --                 36,004
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       308,244                69,225                (29,510)
                                             -----------              --------              ---------
 Net increase (decrease) in net assets
  resulting from operations                      309,515                53,180                 35,077
                                             -----------              --------              ---------
UNIT TRANSACTIONS:
 Purchases                                       251,967                    --                     --
 Net transfers                                    12,740               (25,007)               (34,111)
 Surrenders for benefit payments and
  fees                                            (6,844)                   --                (29,963)
 Net loan activity                                    --                (6,425)                    --
 Cost of insurance                               (93,467)              (23,525)               (38,565)
                                             -----------              --------              ---------
 Net increase (decrease) in net assets
  resulting from unit transactions               164,396               (54,957)              (102,639)
                                             -----------              --------              ---------
 Net increase (decrease) in net assets           473,911                (1,777)               (67,562)
NET ASSETS:
 Beginning of year                               801,429               246,476                590,405
                                             -----------              --------              ---------
 End of year                                  $1,275,340              $244,699               $522,843
                                             ===========              ========              =========

(g) Formerly Putnam VT Utilities Growth and Income Fund. Change effective January 2, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                                           PUTNAM VT
                                              PUTNAM VT              PUTNAM VT              CAPITAL
                                             VISTA FUND            VOYAGER FUND        OPPORTUNITIES FUND
                                           SUB-ACCOUNT (H)          SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income                            $1,324               $126,670                $5,842
 Net realized gain (loss) on security
  transactions                                (1,119,916)            (1,094,328)              (16,297)
 Capital gains income                                 --                     --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                     1,384,964              6,585,488               389,706
                                             -----------            -----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                      266,372              5,617,830               379,251
                                             -----------            -----------            ----------
UNIT TRANSACTIONS:
 Purchases                                            --              1,050,661               163,048
 Net transfers                                   (56,476)              (716,360)              (74,694)
 Surrenders for benefit payments and
  fees                                           (20,259)              (650,681)              (15,085)
 Net loan activity                                  (799)               (33,358)                   --
 Cost of insurance                               (72,510)              (997,127)             (161,865)
                                             -----------            -----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions              (150,044)            (1,346,865)              (88,596)
                                             -----------            -----------            ----------
 Net increase (decrease) in net assets           116,328              4,270,965               290,655
NET ASSETS:
 Beginning of year                               783,423              9,420,094               883,334
                                             -----------            -----------            ----------
 End of year                                    $899,751            $13,691,059            $1,173,989
                                             ===========            ===========            ==========

                                                                 VAN KAMPEN LIT
                                             PUTNAM VT             GROWTH AND          VAN KAMPEN LIT
                                               EQUITY                INCOME               COMSTOCK
                                            INCOME FUND            PORTFOLIO             PORTFOLIO
                                          SUB-ACCOUNT (I)         SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income                          $57,276               $24,951              $184,052
 Net realized gain (loss) on security
  transactions                                 (829,220)              (15,439)               29,189
 Capital gains income                                --                    --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                    1,243,327               195,160               952,684
                                             ----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from operations                     471,383               204,672             1,165,925
                                             ----------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                      114,033               153,290               727,851
 Net transfers                                 (266,993)              357,541               (49,765)
 Surrenders for benefit payments and
  fees                                         (220,801)               (5,127)             (208,311)
 Net loan activity                               52,501                (1,239)               (7,672)
 Cost of insurance                             (213,243)             (120,481)             (388,722)
                                             ----------            ----------            ----------
 Net increase (decrease) in net assets
  resulting from unit transactions             (534,503)              383,984                73,381
                                             ----------            ----------            ----------
 Net increase (decrease) in net assets          (63,120)              588,656             1,239,306
NET ASSETS:
 Beginning of year                            1,995,319               401,090             3,917,527
                                             ----------            ----------            ----------
 End of year                                 $1,932,199              $989,746            $5,156,833
                                             ==========            ==========            ==========

(h) Effective February 13, 2009, Putnam VT OTC & Emerging Growth Fund merged with Putnam VT Vista Fund.

(i) Effective February 13, 2009, Putnam VT New Value Fund merged with Putnam VT Equity Income Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Separate Account VL II ("the Account") is a separate investment account within Hartford Life and Annuity Insurance Company ("the Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The variable annuity contract owners of the Company direct their deposits into various investment options (the "Sub-Accounts") within the Account.

    The Account is comprised of the following Sub-Accounts : AllianceBernstein VPS Balanced Wealth Strategy Portfolio, AllianceBernstein VPS International Value Portfolio, AllianceBernstein VPS Small/Mid Cap Value Portfolio, AllianceBernstein VPS Value Portfolio , AllianceBernstein VPS International Growth Portfolio, Invesco V.I. Capital Appreciation Fund (formerly AIM V.I. Capital Appreciation Fund), Invesco V.I. Core Equity Fund (formely AIM V.I. Core Equity Fund) , Invesco V.I. International Growth Fund (formerly AIM V.I. International Growth Fund), Invesco V.I. Mid Cap Core Equity Fund (formerly AIM V. I. Mid Cap Core Equity Fund) , Invesco V.I. Small Cap Equity Fund (formerly AIM V.I. Small Cap Equity Fund), Invesco V.I. Capital Development Fund (formerly AIM V.I. Capital Development Fund), Invesco V.I. Global Multi-Asset Fund (formerly AIM V.I. Powershares ETF Allocation Fund), Invesco V.I. Global Real Estate Fund (formerly AIM V.I. Global Real Estate
    Fund), AllianceBernstein VPS Real Estate Investment Portfolio, American Funds Global Bond Fund, American Funds Capital World Growth & Income Fund, American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds New World Fund, American Funds Global Small Capitalization Fund, Fidelity VIP Asset Manager Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio, Fidelity VIP Contrafund Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP Mid Cap Portfolio, Fidelity VIP Value Strategies Portfolio, Fidelity VIP Dynamic Capital Appreciation Portfolio, Fidelity VIP Freedom 2010 Portfolio, Fidelity VIP Freedom 2020 Portfolio, Fidelity VIP Freedom 2030 Portfolio, Fidelity VIP Strategic Income Portfolio, Franklin Rising Dividends Securities Fund, Franklin Income Securities Fund, Franklin Small-Mid Cap Growth Securities Fund, Franklin Small Cap Value Securities Fund, Franklin Strategic Income Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Templeton Growth Securities Fund, Mutual Global Discovery Securities Fund, Franklin Flex Cap Growth Securities Fund, Templeton Global Bond Securities Fund, Hartford Advisers HLS Fund (merged with Hartford Global Advisers HLS
    Fund), Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Research HLS Fund (formerly Hartford Global Equity HLS Fund), Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth HLS Fund (merged with Hartford Fundamental Growth HLS Fund), Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund (merged with Hartford International Growth HLS Fund),and (merged with Hartford International Small Company HLS Fund) , Hartford Small/Mid Cap Equity HLS Fund (formerly Hartford Midcap Growth HLS Fund), Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund (merged with Hartford Value Opportunities HLS Fund), and (merged with Hartford Equity Income HLS Fund), Lord Abbett Fundamental Equity Portfolio, Lord Abbett Capital Structure Portfolio (formerly Lord Abbett America's Value Portfolio), Lord Abbett Bond-Debenture Portfolio, Lord Abbett Growth and Income Portfolio, MFS Growth Series, MFS Investors Trust Series, MFS New Discovery Series, MFS Total Return Series, MFS Value Series, MFS Research Bond Series , UIF Core Plus Fixed Income Portfolio (formerly Van Kampen -- UIF Core Plus Fixed Income Portfolio), UIF Emerging Markets Debt Portfolio, UIF Emerging Markets Equity Portfolio (formerly Van Kampen -- UIF Emerging Markets Equity Portfolio), Invesco Van Kampen V. I. High Yield Fund (formerly Van Kampen -- UIF High Yield Portfolio), UIF Mid Cap Growth Portfolio (formerly Van Kampen -- UIF Mid Cap Growth Portfolio), Invesco Van Kampen V. I. Mid Cap Value Fund (formerly Van Kampen -- UIF U.S. Mid Cap Value Portfolio), Morgan Stanley -- Focus Growth Portfolio, Invesco V I. Select Dimensions Balanced Fund (formerly Morgan Stanley -- Balanced Fund), Morgan Stanley -- Flexible Income Portfolio, Invesco V.I. Select Dimensions Dividend Growth Fund (formerly Morgan Stanley -- Dividend Growth Portfolio), Morgan Stanley -- Money Market Portfolio, Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund (formerly Morgan Stanley

-------------------------------------------------------------------------------

    Equally-Weighted S&P 500 Fund), Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Global Securities Fund/VA, Oppenheimer Main Street Fund/VA, Oppenheimer Main Street Small Cap Fund/VA, Oppenheimer Value Fund/VA, Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Equity Fund, Putnam VT Growth and Income Fund, Putnam VT Global Health Care Fund, Putnam VT High Yield Fund, Putnam VT Income Fund, Putnam International Value Fund (formerly Putnam VT International Growth and Income
    Fund) , Putnam VT International Equity Fund, Putnam VT International Growth Fund (formerly Putnam VT International New Opportunities Fund), Putnam VT Investors Fund, Putnam VT Money Market Fund, Putnam VT Multi-Cap Growth Fund (formerly Putnam VT New Opportunities Fund),and (formerly Putnam VT Vista
    Fund), Putnam VT Small Cap Value Fund, Putnam VT George Putnam Balanced Fund (formerly Putnam VT The George Putnam Fund of Boston), Putnam VT Global Utilities Fund, Putnam VT Voyager Fund, Putnam VT Capital Opportunities Fund, Putnam VT Equity Income Fund, Invesco Van Kampen V.I. Growth and Income Fund (formerly Van Kampen LIT Growth and Income Portfolio) and, Invesco Van Kampen V.I. Comstock Fund (formerly Van Kampen LIT Comstock Portfolio). The Sub-Accounts are invested in mutual fund (the "Funds") of the same name.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America:

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the last in, first out method. Dividend income is either accrued daily or as of the ex-dividend date based upon the fund. Net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents dividends from the Funds, which are characterized as capital gains under tax regulations.

       b) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

       d) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimate is fair value measurements. Actual results could vary from the amounts derived from management's estimates.

       e) SUBSEQUENT EVENTS -- Management has evaluated events subsequent to December 31, 2010 through the issuance date of the Account's financial statements, noting there are no subsequent events requiring accounting or disclosure.

       f) MORTALITY RISK -- Net assets allocated to contracts in the annuity period are computed according to certain mortality tables. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. All Sub-Accounts are currently in the accumulation phase.

       g) FAIR VALUE MEASUREMENTS -- The Account's investments are carried at fair value in the Account's financial statements. The investments in shares of the Funds are valued at the closing net asset value as determined by the appropriate Fund, which in turn value their investment securities at fair value, as of December 31, 2010.

       For financial instruments that are carried at fair value a hierarchy is used to place the instruments into three broad Levels (Level 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

       LEVEL 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

       liquid open ended management investment companies ("mutual funds").

       LEVEL 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

       LEVEL 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs as there is no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

       In certain cases, the inputs used to measure fair value fall into different levels of fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

       As of December 31, 2010, the Account invests in mutual funds which are carried at fair value and represent Level 1 investments under the Fair Value hierarchy levels. There were no Level 2 or Level 3 investments in the Account.

       h) ACCOUNTING FOR UNCERTAIN TAX PROVISIONS -- Management evaluates whether or not there are uncertain tax positions that require financial statement recognition, and has determined that no reserves for uncertain tax positions are required at December 31, 2010. The 2007 through 2010 tax years generally remain subject to examination by U.S. federal and most state tax authorities.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

       a) COST OF INSURANCE -- In applicable, the Company will make deductions for costs of insurance charges (COI) which relate to the death benefit component of the contract. The COI is calculated based on several factors including age, gender, risk class, timing of premium payments, investment performance of the Sub-Account, the death benefit amount, fees and charges assessed and outstanding policy loans. Because a contract's account value and death benefit may vary from month to month, the cost of insurance charge may also vary. These charges are deducted through surrender of units of interest from applicable contract owners' accounts and are included in cost of insurance on the accompanying statement of changes in net assets.

       b) MORTALITY AND EXPENSE RISK CHARGES -- The Company, an issuer of variable annuity contracts, assesses mortality and expense risk charges and, with respect to the Account, receives a maximum annual fee of up to .80% of the Sub-Account's average daily net assets. These charges are deducted through surrender of units of interest from applicable contract owners' accounts and are included in surrenders for benefit payments and fees on the accompanying statement of changes in net assets.

       c) ADMINISTRATIVE CHARGE -- The Company will make certain deductions ranging from $10.00 to $30.00 plus $0.03 to $0.05 per month per $1,000, of the face amount at the policy issue date in supplemental fees for administrative services provided by the Company. These charges are deducted through a surrender of units and are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       d) ISSUE CHARGE -- The Company will charge an expense of $20 plus $0.05 per $1,000 of the initial face amount for issue charges. These charges are deducted through a surrender of units and are included in net loan activity in the accompanying statements of changes in net assets.

       e) RIDER CHARGES -- The Company will charge an expense for various Rider charges, which are deducted through a surrender of units and are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets. For further detail regarding specific product rider charges, please refer to Footnote 6, Financial Highlights.

-------------------------------------------------------------------------------

4.     PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2010 were as follows:

                                                      PURCHASES      PROCEEDS
SUB-ACCOUNT                                            AT COST      FROM SALES
--------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth Strategy
 Portfolio                                               $291,288       $105,427
AllianceBernstein VPS International Value
 Portfolio                                              1,159,954        817,643
AllianceBernstein VPS Small/Mid Cap Value
 Portfolio                                              2,619,070        856,461
AllianceBernstein VPS Value Portfolio                       6,255          1,719
AllianceBernstein VPS International Growth
 Portfolio                                                422,393        338,864
Invesco V.I. Capital Appreciation Fund*                   187,484        245,467
Invesco V.I. Core Equity Fund*                            174,636        115,645
Invesco V.I. International Growth Fund*                 2,868,149        386,602
Invesco V.I. Mid Cap Core Equity Fund*                    649,279        580,791
Invesco V.I. Small Cap Equity Fund*                     1,449,452        376,264
Invesco V.I. Capital Development Fund*                    186,523        297,561
Invesco V.I. Global Multi-Asset Fund*                     680,978        176,363
Invesco V.I. Global Real Estate Fund*                     119,537          6,114
AllianceBernstein VPS Real Estate Investment
 Portfolio                                                101,558          3,317
American Funds Global Bond Fund                           704,662         97,251
American Funds Capital World Growth & Income Fund         818,290        179,981
American Funds Asset Allocation Fund                    2,904,236      4,010,328
American Funds Blue Chip Income and Growth Fund         3,102,531      1,086,082
American Funds Bond Fund                                4,950,468      3,230,147
American Funds Global Growth Fund                       1,974,827      1,599,995
American Funds Growth Fund                              5,858,906      5,028,968
American Funds Growth-Income Fund                       3,805,009      4,460,049
American Funds International Fund                       4,619,028      2,743,968
American Funds New World Fund                           2,992,305      1,702,288
American Funds Global Small Capitalization Fund         1,833,058      1,243,797
Fidelity VIP Asset Manager Portfolio                       23,976        462,325
Fidelity VIP Equity-Income Portfolio                    1,051,963      1,948,712
Fidelity VIP Growth Portfolio                              14,686         16,448
Fidelity VIP Contrafund Portfolio                       3,085,483      1,955,763
Fidelity VIP Overseas Portfolio                             7,300         54,871
Fidelity VIP Mid Cap Portfolio                          3,202,551      1,065,441
Fidelity VIP Value Strategies Portfolio                    15,414         44,937
Fidelity VIP Dynamic Capital Appreciation
 Portfolio                                                 28,530         28,231
Fidelity VIP Freedom 2010 Portfolio                       195,759         40,523
Fidelity VIP Freedom 2020 Portfolio                       287,340         62,704
Fidelity VIP Freedom 2030 Portfolio                       252,199         73,377
Fidelity VIP Strategic Income Portfolio                   111,329          7,222
Franklin Rising Dividends Securities Fund                 316,615         16,505
Franklin Income Securities Fund                         3,383,808      1,365,162
Franklin Small-Mid Cap Growth Securities Fund             456,003         68,453
Franklin Small Cap Value Securities Fund                1,559,012      1,421,177
Franklin Strategic Income Securities Fund               5,001,920        885,529
Mutual Shares Securities Fund                           3,498,428      2,538,660
Templeton Developing Markets Securities Fund              738,969         94,972
Templeton Foreign Securities Fund                       1,376,500        144,938
Templeton Growth Securities Fund                        1,005,413        425,340

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                      PURCHASES      PROCEEDS
SUB-ACCOUNT                                            AT COST      FROM SALES
--------------------------------------------------------------------------------
Mutual Global Discovery Securities Fund                $3,700,539       $629,985
Franklin Flex Cap Growth Securities Fund                   73,399         22,010
Templeton Global Bond Securities Fund                   7,846,942      1,184,301
Hartford Advisors HLS Fund*                             2,011,988      5,935,983
Hartford Total Return Bond HLS Fund                    13,523,267      4,785,036
Hartford Capital Appreciation HLS Fund                  7,138,943      8,064,860
Hartford Dividend and Growth HLS Fund                   5,362,308      5,399,907
Hartford Global Research HLS Fund*                         35,723         89,489
Hartford Global Growth HLS Fund                           108,745         99,328
Hartford Disciplined Equity HLS Fund                    2,788,930        906,801
Hartford Growth HLS Fund*                                 378,839        119,195
Hartford Growth Opportunities HLS Fund                  3,800,609        858,969
Hartford High Yield HLS Fund                            2,761,700        561,115
Hartford Index HLS Fund                                 3,165,801      5,403,514
Hartford International Opportunities HLS Fund*          5,425,440      5,291,167
Hartford Small/Mid Cap Equity HLS Fund*                    49,533         43,427
Hartford MidCap HLS Fund                                1,357,142      4,916,737
Hartford MidCap Value HLS Fund                            967,580      1,400,304
Hartford Money Market HLS Fund                         31,816,701     43,737,445
Hartford Small Company HLS Fund                         1,116,099      2,704,200
Hartford SmallCap Growth HLS Fund                          30,344         11,056
Hartford Stock HLS Fund                                 1,507,137      5,462,394
Hartford U.S. Government Securities HLS Fund            1,793,088      1,774,638
Hartford Value HLS Fund*                               18,485,523      7,098,966
Lord Abbett Fundamental Equity Portfolio                   31,047            962
Lord Abbett Capital Structure Portfolio*                  296,747        308,118
Lord Abbett Bond-Debenture Portfolio                    1,809,562      1,244,140
Lord Abbett Growth and Income Portfolio                   373,046        158,729
MFS Growth Series                                          24,476          8,610
MFS Investors Trust Series                                 71,262         42,303
MFS New Discovery Series                                1,507,210        788,217
MFS Total Return Series                                 1,528,673      1,281,130
MFS Value Series                                        3,529,259        392,482
MFS Research Bond Series                                6,495,237        328,421
UIF Core Plus Fixed Income Portfolio*                      24,005          7,950
UIF Emerging Markets Debt Portfolio                        27,895            190
UIF Emerging Markets Equity Portfolio*                     28,372            494
Invesco Van Kampen V. I. High Yield Fund*                   2,093            445
UIF Mid Cap Growth Portfolio*                             437,786      1,059,006
Invesco Van Kampen V. I. Mid Cap Value Fund*              316,284      1,383,026
Morgan Stanley -- Focus Growth Portfolio                    2,416            946
Invesco V I. Select Dimensions Balanced Fund*               2,233             --
Morgan Stanley -- Flexible Income Portfolio                 6,349          1,466
Invesco V.I. Select Dimensions Dividend Growth
 Fund*                                                      4,870          1,055
Morgan Stanley -- Money Market Portfolio                   26,207         80,617
Invesco V.I. Select Dimensions Equally-Weighted
 S&P 500 Fund*                                              3,535          1,967
Oppenheimer Capital Appreciation Fund/VA                  329,900        251,065
Oppenheimer Global Securities Fund/VA                     597,657        221,825
Oppenheimer Main Street Fund/VA                           143,273         52,437

-------------------------------------------------------------------------------

                                                      PURCHASES      PROCEEDS
SUB-ACCOUNT                                            AT COST      FROM SALES
--------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA                $374,784       $560,449
Oppenheimer Value Fund/VA                                   2,377          3,671
Putnam VT Diversified Income Fund                       2,342,139      1,317,185
Putnam VT Global Asset Allocation Fund                     33,652        176,858
Putnam VT Global Equity Fund                              261,167        469,748
Putnam VT Growth and Income Fund                          576,575      1,267,646
Putnam VT Global Health Care Fund                          13,214         47,816
Putnam VT High Yield Fund                               1,428,859      2,688,772
Putnam VT Income Fund                                   2,075,656      2,167,876
Putnam International Value Fund*                           77,503        101,104
Putnam VT International Equity Fund                     1,147,213      1,952,617
Putnam VT International Growth Fund*                       11,896         75,296
Putnam VT Investors Fund                                   11,881        121,355
Putnam VT Money Market Fund                                    25          8,565
Putnam VT Multi-Cap Growth Fund*                        1,372,584      2,124,306
Putnam VT Small Cap Value Fund                            150,716        415,982
Putnam VT George Putnam Balanced Fund*                     12,642         47,603
Putnam VT Global Utilities Fund                            18,525         84,116
Putnam VT Voyager Fund                                  1,749,246      2,464,690
Putnam VT Capital Opportunities Fund                      648,083        535,416
Putnam VT Equity Income Fund                              372,952        706,512
Invesco Van Kampen V.I. Growth and Income Fund*           162,290         81,831
Invesco Van Kampen V.I. Comstock Fund*                    387,567        585,962

*   See parenthetical for this Sub-Account in Note 1.

5.     CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2010 were as follows:

                                  UNITS         UNITS          NET INCREASE
SUB-ACCOUNT                       ISSUED       REDEEMED         (DECREASE)
--------------------------------------------------------------------------------
AllianceBernstein VPS
 Balanced Wealth Strategy
 Portfolio                           29,107        10,498            18,609
AllianceBernstein VPS
 International Value
 Portfolio                          127,902       103,139            24,763
AllianceBernstein VPS
 Small/Mid Cap Value
 Portfolio                          223,444        74,552           148,892
AllianceBernstein VPS Value
 Portfolio                              809           215               594
AllianceBernstein VPS
 International Growth
 Portfolio                           45,943        40,023             5,920
Invesco V.I. Capital
 Appreciation Fund*                  19,392        27,400            (8,008)
Invesco V.I. Core Equity
 Fund*                               11,396         8,373             3,023
Invesco V.I. International
 Growth Fund*                       307,746        43,753           263,993
Invesco V.I. Mid Cap Core
 Equity Fund*                        38,189        36,367             1,822
Invesco V.I. Small Cap Equity
 Fund*                              123,970        33,868            90,102
Invesco V.I. Capital
 Development Fund*                   18,149        28,687           (10,538)
Invesco V.I. Global
 Multi-Asset Fund*                   46,920        12,001            34,919
Invesco V.I. Global Real
 Estate Fund*                         9,363           480             8,883
AllianceBernstein VPS Real
 Estate Investment Portfolio          6,380           220             6,160
American Funds Global Bond
 Fund                                59,157         8,718            50,439
American Funds Capital World
 Growth & Income Fund                87,454        21,022            66,432
American Funds Asset
 Allocation Fund                    165,435       277,936          (112,501)
American Funds Blue Chip
 Income and Growth Fund             209,169        80,282           128,887
American Funds Bond Fund            308,916       247,894            61,022

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                  UNITS         UNITS          NET INCREASE
SUB-ACCOUNT                       ISSUED       REDEEMED         (DECREASE)
--------------------------------------------------------------------------------
American Funds Global Growth
 Fund                             1,094,387     1,063,478            30,909
American Funds Growth Fund        4,767,510     4,581,844           185,666
American Funds Growth-Income
 Fund                             2,287,133     3,552,249        (1,265,116)
American Funds International
 Fund                               177,462       122,510            54,952
American Funds New World Fund        97,133        60,161            36,972
American Funds Global Small
 Capitalization Fund                796,409       639,794           156,615
Fidelity VIP Asset Manager
 Portfolio                                1       180,619          (180,618)
Fidelity VIP Equity-Income
 Portfolio                          268,975       699,196          (430,221)
Fidelity VIP Growth Portfolio         1,843         2,149              (306)
Fidelity VIP Contrafund
 Portfolio                          261,895       177,127            84,768
Fidelity VIP Overseas
 Portfolio                               --        25,720           (25,720)
Fidelity VIP Mid Cap
 Portfolio                          243,570        83,060           160,510
Fidelity VIP Value Strategies
 Portfolio                            1,653         5,090            (3,437)
Fidelity VIP Dynamic Capital
 Appreciation Portfolio               2,977         3,108              (131)
Fidelity VIP Freedom 2010
 Portfolio                           17,672         4,086            13,586
Fidelity VIP Freedom 2020
 Portfolio                           27,881         6,361            21,520
Fidelity VIP Freedom 2030
 Portfolio                           26,259         7,965            18,294
Fidelity VIP Strategic Income
 Portfolio                            8,980           617             8,363
Franklin Rising Dividends
 Securities Fund                     25,805         1,375            24,430
Franklin Income Securities
 Fund                               212,162       117,829            94,333
Franklin Small-Mid Cap Growth
 Securities Fund                     45,408         6,805            38,603
Franklin Small Cap Value
 Securities Fund                     83,092        85,073            (1,981)
Franklin Strategic Income
 Securities Fund                    380,942        73,946           306,996
Mutual Shares Securities Fund       226,694       180,537            46,157
Templeton Developing Markets
 Securities Fund                     80,569        10,549            70,020
Templeton Foreign Securities
 Fund                               154,003        15,976           138,027
Templeton Growth Securities
 Fund                               108,070        47,766            60,304
Mutual Global Discovery
 Securities Fund                    304,146        53,681           250,465
Franklin Flex Cap Growth
 Securities Fund                      7,265         2,213             5,052
Templeton Global Bond
 Securities Fund                    510,217        80,204           430,013
Hartford Advisers HLS Fund*         469,417     1,996,915        (1,527,498)
Hartford Total Return Bond
 HLS Fund                         3,878,289     1,729,109         2,149,180
Hartford Capital Appreciation
 HLS Fund                         1,029,368     1,297,794          (268,426)
Hartford Dividend and Growth
 HLS Fund                         1,161,910     1,423,374          (261,464)
Hartford Global Research HLS
 Fund*                                3,850         9,691            (5,841)
Hartford Global Growth HLS
 Fund                               101,479        89,379            12,100
Hartford Disciplined Equity
 HLS Fund                         1,975,550       666,562         1,308,988
Hartford Growth HLS Fund*            40,262        12,362            27,900
Hartford Growth Opportunities
 HLS Fund                           222,035        49,614           172,421
Hartford High Yield HLS Fund        219,780        44,925           174,855
Hartford Index HLS Fund             757,032     1,667,928          (910,896)
Hartford International
 Opportunities HLS Fund*          1,691,046       839,826           851,220
Hartford Small/Mid Cap Equity
 HLS Fund*                            5,235         4,870               365
Hartford MidCap HLS Fund            331,004     1,312,417          (981,413)
Hartford MidCap Value HLS
 Fund                                49,136        76,196           (27,060)
Hartford Money Market HLS
 Fund                            18,377,206    25,012,230        (6,635,024)
Hartford Small Company HLS
 Fund                               537,131     1,320,639          (783,508)

-------------------------------------------------------------------------------

                                  UNITS         UNITS          NET INCREASE
SUB-ACCOUNT                       ISSUED       REDEEMED         (DECREASE)
--------------------------------------------------------------------------------
Hartford SmallCap Growth HLS
 Fund                                 2,835         1,069             1,766
Hartford Stock HLS Fund             317,980     1,635,479        (1,317,499)
Hartford U.S. Government
 Securities HLS Fund                138,270       167,539           (29,269)
Hartford Value HLS Fund*          1,797,787       520,207         1,277,580
Lord Abbett Fundamental
 Equity Portfolio                     2,841            88             2,753
Lord Abbett Capital Structure
 Portfolio*                          22,185        27,660            (5,475)
Lord Abbett Bond-Debenture
 Portfolio                          119,723       106,807            12,916
Lord Abbett Growth and Income
 Portfolio                           36,632        16,015            20,617
MFS Growth Series                     2,597           900             1,697
MFS Investors Trust Series            5,989         3,779             2,210
MFS New Discovery Series             85,030        47,343            37,687
MFS Total Return Series              96,010        93,580             2,430
MFS Value Series                    371,003        42,611           328,392
MFS Research Bond Series            538,048        27,615           510,433
UIF Core Plus Fixed Income
 Portfolio*                             675           581                94
UIF Emerging Markets Debt
 Portfolio                            1,145             8             1,137
UIF Emerging Markets Equity
 Portfolio*                             861            16               845
Invesco Van Kampen V. I. High
 Yield Fund*                             58            26                32
UIF Mid Cap Growth Portfolio*        42,858       104,736           (61,878)
Invesco Van Kampen V. I. Mid
 Cap Value Fund*                     30,851       148,122          (117,271)
Morgan Stanley -- Focus
 Growth Portfolio                       194            76               118
Invesco V I. Select
 Dimensions Balanced Fund*              144            --               144
Morgan Stanley -- Flexible
 Income Portfolio                       319           101               218
Invesco V.I. Select
 Dimensions Dividend Growth
 Fund*                                  433           102               331
Morgan Stanley -- Money
 Market Portfolio                     2,249         6,927            (4,678)
Invesco V.I. Select
 Dimensions Equally-Weighted
 S&P 500 Fund*                          225           135                90
Oppenheimer Capital
 Appreciation Fund/VA                32,983        25,461             7,522
Oppenheimer Global Securities
 Fund/VA                             48,814        19,258            29,556
Oppenheimer Main Street
 Fund/VA                             13,979         5,235             8,744
Oppenheimer Main Street Small
 Cap Fund/VA                         37,002        55,930           (18,928)
Oppenheimer Value Fund/VA               222           418              (196)
Putnam VT Diversified Income
 Fund                               112,270       106,808             5,462
Putnam VT Global Asset
 Allocation Fund                        675         6,770            (6,095)
Putnam VT Global Equity Fund          8,095        20,717           (12,622)
Putnam VT Growth and Income
 Fund                                14,173        44,880           (30,707)
Putnam VT Global Health Care
 Fund                                    --         3,176            (3,176)
Putnam VT High Yield Fund            26,931       100,819           (73,888)
Putnam VT Income Fund                54,866        99,864           (44,998)
Putnam International Value
 Fund*                                1,155         7,210            (6,055)
Putnam VT International
 Equity Fund                         51,989       133,969           (81,980)
Putnam VT International
 Growth Fund*                            --         4,858            (4,858)
Putnam VT Investors Fund                541        12,710           (12,169)
Putnam VT Money Market Fund              --         4,751            (4,751)
Putnam VT Multi-Cap Growth
 Fund*                               60,865       134,529           (73,664)
Putnam VT Small Cap Value
 Fund                                16,652        48,710           (32,058)
Putnam VT George Putnam
 Balanced Fund*                          --         3,822            (3,822)
Putnam VT Global Utilities
 Fund                                     1         3,039            (3,038)
Putnam VT Voyager Fund               51,562        68,831           (17,269)

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                  UNITS         UNITS          NET INCREASE
SUB-ACCOUNT                       ISSUED       REDEEMED         (DECREASE)
--------------------------------------------------------------------------------
Putnam VT Capital
 Opportunities Fund                  37,503        33,669             3,834
Putnam VT Equity Income Fund         22,491        50,046           (27,555)
Invesco Van Kampen V.I.
 Growth and Income Fund*             17,304         8,482             8,822
Invesco Van Kampen V.I.
 Comstock Fund*                      37,543        58,715           (21,172)

*   See parenthetical for this Sub-Account in Note 1.

    The changes in units outstanding for the year ended December 31, 2009 were as follows:

                                  UNITS         UNITS          NET INCREASE
SUB-ACCOUNT                       ISSUED       REDEEMED         (DECREASE)
--------------------------------------------------------------------------------
AllianceBernstein VPS
 Balanced Wealth Strategy
 Portfolio                           21,708         3,324            18,384
AllianceBernstein VPS
 International Value
 Portfolio                          334,087       221,814           112,273
AllianceBernstein VPS
 Small/Mid Cap Value
 Portfolio                          161,185       104,288            56,897
AllianceBernstein VPS Value
 Portfolio                              741           197               544
AllianceBernstein VPS
 International Growth
 Portfolio                           80,045        31,466            48,579
AIM V.I. Capital Appreciation
 Fund                                65,733        47,277            18,456
AIM V.I. Core Equity Fund            21,193       104,706           (83,513)
AIM V. I. International
 Growth Fund                        361,393        41,113           320,280
AIM V.I. Mid Cap Core Equity
 Fund                                74,285        74,930              (645)
AIM V.I. Small Cap Equity
 Fund                                50,076        24,953            25,123
AIM V.I. Capital Development
 Fund                                39,102        40,615            (1,513)
AIM V.I. PowerShares ETF
 Allocation Fund                     30,829         4,764            26,065
AIM V.I. Global Real Estate
 Fund                                 1,063            22             1,041
AllianceBernstein VPS Real
 Estate Investment Portfolio             46             1                45
American Funds Global Bond
 Fund                                69,711        10,743            58,968
American Funds Capital World
 Growth & Income Fund               186,136        30,438           155,698
American Funds Asset
 Allocation Fund                    384,688       534,318          (149,630)
American Funds Blue Chip
 Income and Growth Fund             302,843       236,560            66,283
American Funds Bond Fund            971,020       580,279           390,741
American Funds Global Growth
 Fund                             2,455,746     4,472,773        (2,017,027)
American Funds Growth Fund       15,363,713    15,904,470          (540,757)
American Funds Growth-Income
 Fund                             9,656,518    11,768,907        (2,112,389)
American Funds International
 Fund                               471,727       432,446            39,281
American Funds New World Fund       183,117       122,786            60,331
American Funds Global Small
 Capitalization Fund              1,849,263     1,828,789            20,474
Fidelity VIP Asset Manager
 Portfolio                               --       131,977          (131,977)
Fidelity VIP Equity-Income
 Portfolio                        1,013,327     1,669,901          (656,574)
Fidelity VIP Growth Portfolio         7,484         3,301             4,183
Fidelity VIP Contrafund
 Portfolio                          566,650       245,483           321,167
Fidelity VIP Overseas
 Portfolio                               --        75,987           (75,987)
Fidelity VIP Mid Cap
 Portfolio                          332,199       133,875           198,324
Fidelity VIP Value Strategies
 Portfolio                           11,151         1,066            10,085
Fidelity VIP Dynamic Capital
 Appreciation Portfolio               4,928         1,607             3,321
Fidelity VIP Freedom 2010
 Portfolio                           23,571         2,460            21,111
Fidelity VIP Freedom 2020
 Portfolio                           47,342        28,807            18,535
Fidelity VIP Freedom 2030
 Portfolio                           17,012         3,074            13,938
Fidelity VIP Strategic Income
 Portfolio                              125             8               117
Franklin Rising Dividends
 Securities Fund                      1,727             6             1,721
Franklin Income Securities
 Fund                               494,063       350,164           143,899

-------------------------------------------------------------------------------

                                  UNITS         UNITS          NET INCREASE
SUB-ACCOUNT                       ISSUED       REDEEMED         (DECREASE)
--------------------------------------------------------------------------------
Franklin Small-Mid Cap Growth
 Securities Fund                     26,019         6,896            19,123
Franklin Small Cap Value
 Securities Fund                    162,170        97,183            64,987
Franklin Strategic Income
 Securities Fund                    677,536       181,594           495,942
Mutual Shares Securities Fund       556,570       231,227           325,343
Templeton Developing Markets
 Securities Fund                     51,463         5,725            45,738
Templeton Foreign Securities
 Fund                                92,197         8,662            83,535
Templeton Growth Securities
 Fund                               184,316        67,313           117,003
Mutual Global Discovery
 Securities Fund                    339,032       174,858           164,174
Franklin Flex Cap Growth
 Securities Fund                     29,303         1,482            27,821
Templeton Global Bond
 Securities Fund                    458,725       131,696           327,029
Hartford Advisers HLS Fund        1,340,662     2,667,826        (1,327,164)
Hartford Total Return Bond
 HLS Fund                         7,109,605     5,018,498         2,091,107
Hartford Capital Appreciation
 HLS Fund                         3,289,225     3,323,253           (34,028)
Hartford Dividend and Growth
 HLS Fund                         3,109,196     2,909,831           199,365
Hartford Fundamental Growth
 HLS Fund                             9,791           332             9,459
Hartford Global Advisers HLS
 Fund                                     1        27,266           (27,265)
Hartford Global Equity HLS
 Fund                                11,914         5,294             6,620
Hartford Global Growth HLS
 Fund                               113,118       197,107           (83,989)
Hartford Disciplined Equity
 HLS Fund                         3,037,913     1,286,211         1,751,702
Hartford Growth HLS Fund             18,952         3,302            15,650
Hartford Growth Opportunities
 HLS Fund                           285,451       204,699            80,752
Hartford High Yield HLS Fund         59,768         7,553            52,215
Hartford Index HLS Fund           1,543,547     2,317,557          (774,010)
Hartford International Growth
 HLS Fund                             9,077           927             8,150
Hartford International Small
 Company HLS Fund                    40,296        66,250           (25,954)
Hartford International
 Opportunities HLS Fund           1,033,592     1,367,405          (333,813)
Hartford MidCap Growth HLS
 Fund                                22,755         4,291            18,464
Hartford MidCap HLS Fund            709,334     2,120,848        (1,411,514)
Hartford MidCap Value HLS
 Fund                                51,032       110,119           (59,087)
Hartford Money Market HLS
 Fund                            53,736,553    56,340,935        (2,604,382)
Hartford Small Company HLS
 Fund                             1,053,140     1,932,553          (879,413)
Hartford SmallCap Growth HLS
 Fund                                 4,877         1,554             3,323
Hartford Stock HLS Fund           1,511,422     2,883,021        (1,371,599)
Hartford U.S. Government
 Securities HLS Fund                260,822       295,607           (34,785)
Hartford Value HLS Fund               5,518           689             4,829
Hartford Value Opportunities
 HLS Fund                           110,218        87,849            22,369
Hartford Equity Income HLS
 Fund                                26,246         2,821            23,425
Lord Abbett America's Value
 Portfolio                           75,004        41,421            33,583
Lord Abbett Bond-Debenture
 Portfolio                          533,851       213,447           320,404
Lord Abbett Growth and Income
 Portfolio                           60,654        44,996            15,658
MFS Growth Series                     4,381           615             3,766
MFS Investors Trust Series           40,731        13,114            27,617
MFS New Discovery Series             80,091        58,890            21,201
MFS Total Return Series             178,814       226,558           (47,744)
MFS Value Series                    661,185        75,731           585,454
MFS Research Bond Series            155,617         5,732           149,885
Van Kampen -- UIF Core Plus
 Fixed Income Portfolio               1,038         1,264              (226)
Van Kampen -- UIF Emerging
 Markets Equity Portfolio                17            13                 4
Van Kampen -- UIF High Yield
 Portfolio                               70            32                38

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                  UNITS         UNITS          NET INCREASE
SUB-ACCOUNT                       ISSUED       REDEEMED         (DECREASE)
--------------------------------------------------------------------------------
Van Kampen -- UIF Mid Cap
 Growth Portfolio                   224,703        51,121           173,582
Van Kampen -- UIF U.S. Mid
 Cap Value Portfolio                169,647        82,081            87,566
Morgan Stanley -- Focus
 Growth Portfolio                       241         3,194            (2,953)
Morgan Stanley -- Balanced
 Portfolio                              223            52               171
Morgan Stanley -- Flexible
 Income Portfolio                       385           119               266
Morgan Stanley -- Dividend
 Growth Portfolio                       594           172               422
Morgan Stanley -- Money
 Market Portfolio                    12,861         2,004            10,857
Morgan Stanley --
 Equally-Weighted S&P 500
 Portfolio                              523           558               (35)
Oppenheimer Capital
 Appreciation Fund/VA                52,588        75,597           (23,009)
Oppenheimer Global Securities
 Fund/VA                             45,547        42,329             3,218
Oppenheimer Main Street
 Fund/VA                             28,638         7,030            21,608
Oppenheimer Main Street Small
 Cap Fund/VA                        229,489        99,933           129,556
Oppenheimer Value Fund/VA             3,888         1,047             2,841
Putnam VT Diversified Income
 Fund                               347,231        88,322           258,909
Putnam VT Global Asset
 Allocation Fund                      3,010         4,053            (1,043)
Putnam VT Global Equity Fund         19,118        41,337           (22,219)
Putnam VT Growth and Income
 Fund                                42,838       102,609           (59,771)
Putnam VT Global Health Care
 Fund                                    --         8,643            (8,643)
Putnam VT High Yield Fund           133,039       166,489           (33,450)
Putnam VT Income Fund                81,832        99,517           (17,685)
Putnam VT International
 Growth and Income Fund               3,659        37,285           (33,626)
Putnam VT International
 Equity Fund                         80,719       256,766          (176,047)
Putnam VT International New
 Opportunities Fund                      --         7,717            (7,717)
Putnam VT Investors Fund                 19        12,524           (12,505)
Putnam VT Money Market Fund              --         5,006            (5,006)
Putnam VT New Opportunities
 Fund                                33,040        54,551            24,511
Putnam VT Small Cap Value
 Fund                                86,368        59,445            26,923
Putnam VT The George Putnam
 Fund of Boston                          --         5,436            (5,436)
Putnam VT Global Utilities
 Fund                                    --         3,947            (3,947)
Putnam VT Vista Fund                 39,990        81,455           (41,465)
Putnam VT Voyager Fund               68,951       120,704           (51,753)
Putnam VT Capital
 Opportunities Fund                  20,331        27,627            (7,296)
Putnam VT Equity Income Fund        144,624       184,117           (39,493)
Van Kampen LIT Growth and
 Income Portfolio                    72,131        17,079            55,052
Van Kampen LIT Comstock
 Portfolio                          139,390       126,353            13,037

-------------------------------------------------------------------------------

6.     FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for each Sub-Account that has outstanding units as of and for the year ended December 31, 2010.

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED
 WEALTH STRATEGY PORTFOLIO
 2010  Lowest contract charges           49,630    $10.210277        $506,733
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges           31,021      9.257151         287,165
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges           12,637      7.481734          94,544
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE PORTFOLIO
 2010  Lowest contract charges          782,501      8.511980       6,660,629
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          757,738      8.161134       6,184,003
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          645,465      6.074134       3,920,642
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          397,738     13.001625       5,171,241
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          107,193     12.314196       1,319,992
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED
 WEALTH STRATEGY PORTFOLIO
 2010  Lowest contract charges           --              2.36%             10.30%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              0.79%             24.45%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              3.93%            (25.18)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE PORTFOLIO
 2010  Lowest contract charges           --              2.78%              4.30%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              1.20%             34.36%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              0.86%            (53.28)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.70%              5.58%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.04%             23.14%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS SMALL/MID
 CAP VALUE PORTFOLIO
 2010  Lowest contract charges          422,523    $13.525397      $5,714,787
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          273,631     10.684549       2,923,626
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          216,734      7.489616       1,623,257
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          141,542     11.656335       1,649,856
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          216,593     11.480951       2,486,688
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
ALLIANCEBERNSTEIN VPS VALUE
 PORTFOLIO
 2010  Lowest contract charges            1,386      8.740814          12,114
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges              792      7.844980           6,210
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges              248      6.481456           1,607
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH PORTFOLIO
 2010  Lowest contract charges          178,362      9.390573       1,674,918
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          172,442      8.339156       1,438,025
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          123,863      5.989175         741,838
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges           81,518     11.735231         956,630
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
ALLIANCEBERNSTEIN VPS SMALL/MID
 CAP VALUE PORTFOLIO
 2010  Lowest contract charges           --              0.26%             26.59%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              0.75%             42.66%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              0.42%            (35.75)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.92%              1.53%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.05%             14.20%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
ALLIANCEBERNSTEIN VPS VALUE
 PORTFOLIO
 2010  Lowest contract charges           --              1.34%             11.42%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              2.49%             21.04%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --                --             (35.19)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH PORTFOLIO
 2010  Lowest contract charges           --              1.85%             12.61%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              4.55%             39.24%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --                --             (48.96)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              1.60%             17.35%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION
 FUND+
 2010  Lowest contract charges          237,505    $10.143783      $2,409,197
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          245,513      8.783347       2,156,428
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          227,057      7.254268       1,647,132
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          212,999     12.614437       2,686,865
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          200,803     11.261514       2,261,344
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
INVESCO V.I. CORE EQUITY FUND+
 2010  Lowest contract charges           83,083     15.401643       1,279,622
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges           80,060     14.058334       1,125,506
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          163,573     10.957579       1,792,368
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges           13,185     15.685297         206,809
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           12,909     14.507758         187,285
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
INVESCO V.I. INTERNATIONAL GROWTH
 FUND+
 2010  Lowest contract charges          673,773      9.913898       6,679,720
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          409,780      8.784056       3,599,534
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges           89,500      6.495072         581,307
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION
 FUND+
 2010  Lowest contract charges           --              0.77%             15.49%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              0.68%             21.08%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --                --             (42.49)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --                --              12.01%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.11%              6.30%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
INVESCO V.I. CORE EQUITY FUND+
 2010  Lowest contract charges           --              0.99%              9.56%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              1.16%             28.30%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --             12.90%            (30.14)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              1.12%              8.12%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              1.62%             15.24%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
INVESCO V.I. INTERNATIONAL GROWTH
 FUND+
 2010  Lowest contract charges           --              2.58%             12.86%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              2.46%             35.24%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              2.47%            (35.05)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY
 FUND+
 2010  Lowest contract charges          229,550    $18.061560      $4,146,024
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          227,728     15.827870       3,604,451
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          228,373     12.155426       2,775,974
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          218,610     17.005072       3,717,479
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          215,235     15.522798       3,341,054
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
INVESCO V.I. SMALL CAP EQUITY
 FUND+
 2010  Lowest contract charges          179,981     13.803070       2,484,288
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges           89,879     10.738505         965,161
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges           64,756      8.853684         573,329
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges           34,717     12.889339         447,477
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           15,182     12.253694         186,032
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
INVESCO V.I. CAPITAL DEVELOPMENT
 FUND+
 2010  Lowest contract charges          148,418     11.925883       1,770,018
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          158,956     10.040517       1,595,998
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          160,469      7.052376       1,131,691
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          148,635     13.312750       1,978,746
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           19,393     12.010285         232,913
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY
 FUND+
 2010  Lowest contract charges           --              0.57%             14.11%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              1.42%             30.21%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              1.62%            (28.52)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.23%              9.55%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.95%             11.24%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
INVESCO V.I. SMALL CAP EQUITY
 FUND+
 2010  Lowest contract charges           --                --              28.54%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              0.23%             21.29%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --                --             (31.31)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.06%              5.19%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --                --              17.44%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
INVESCO V.I. CAPITAL DEVELOPMENT
 FUND+
 2010  Lowest contract charges           --                --              18.78%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --                --              42.37%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --                --             (47.03)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --                --              10.85%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --                --              16.52%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
INVESCO V.I. GLOBAL MULTI-ASSET
 FUND+
 2010  Lowest contract charges           60,984    $15.998138        $975,626
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges           26,065     14.309207         372,962
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
INVESCO V.I. GLOBAL REAL ESTATE
 FUND+
 2010  Lowest contract charges            9,924     14.124702         140,177
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges            1,041     12.019804          12,510
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
ALLIANCEBERNSTEIN VPS REAL ESTATE
 INVESTMENT PORTFOLIO
 2010  Lowest contract charges            6,205     16.976140         105,335
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges               45     13.467967             604
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
AMERICAN FUNDS GLOBAL BOND FUND
 2010  Lowest contract charges          137,067     11.488176       1,574,654
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges           86,628     10.917046         945,719
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges           27,660      9.952373         275,278
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
AMERICAN FUNDS CAPITAL WORLD
 GROWTH & INCOME FUND
 2010  Lowest contract charges          301,286      9.588656       2,888,928
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          234,854      8.577912       2,014,558
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges           79,156      6.139312         485,963
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
INVESCO V.I. GLOBAL MULTI-ASSET
 FUND+
 2010  Lowest contract charges           --              0.57%             11.80%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              2.61%             43.09%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
INVESCO V.I. GLOBAL REAL ESTATE
 FUND+
 2010  Lowest contract charges           --              7.36%             17.51%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --                --              20.20%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
ALLIANCEBERNSTEIN VPS REAL ESTATE
 INVESTMENT PORTFOLIO
 2010  Lowest contract charges           --              0.14%             26.05%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --                --              34.68%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
AMERICAN FUNDS GLOBAL BOND FUND
 2010  Lowest contract charges           --              3.34%              5.23%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              1.83%              9.69%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --             15.28%             (0.48)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
AMERICAN FUNDS CAPITAL WORLD
 GROWTH & INCOME FUND
 2010  Lowest contract charges           --              2.82%             11.78%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              3.08%             39.72%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --             10.73%            (38.61)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION
 FUND
 2010  Lowest contract charges        1,898,759    $15.709635     $29,828,807
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges        2,011,260     13.963461      28,084,144
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges        2,160,890     11.262300      24,336,595
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges        1,913,743     15.977239      30,576,323
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges        1,551,138     14.994647      23,258,760
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
AMERICAN FUNDS BLUE CHIP INCOME
 AND GROWTH FUND
 2010  Lowest contract charges        1,179,413     14.924145      17,601,730
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges        1,050,526     13.286460      13,957,778
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          984,243     10.382553      10,218,954
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          880,070     16.351739      14,390,677
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          767,714     16.027025      12,304,164
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
AMERICAN FUNDS BOND FUND
 2010  Lowest contract charges        2,326,685     13.313285      30,975,819
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges        2,265,663     12.507300      28,337,321
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges        1,874,922     11.107228      20,825,185
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges        1,525,476     12.252603      18,691,050
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          972,034     11.857928      11,526,309
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION
 FUND
 2010  Lowest contract charges           --              1.98%             12.51%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              2.37%             23.98%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              2.70%            (29.51)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              2.34%              6.55%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              2.45%             14.66%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
AMERICAN FUNDS BLUE CHIP INCOME
 AND GROWTH FUND
 2010  Lowest contract charges           --              1.84%             12.33%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              2.20%             27.97%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              2.15%            (36.51)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              2.59%              2.03%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              1.13%             17.42%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
AMERICAN FUNDS BOND FUND
 2010  Lowest contract charges           --              3.08%              6.44%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              3.34%             12.61%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              5.95%             (9.35)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              8.28%              3.33%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              3.86%              6.99%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH FUND
 2010  Lowest contract charges       13,021,800     $1.682911     $21,914,531
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges       12,990,891      1.506019      19,564,529
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges       15,007,918      1.058316      15,883,119
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges       13,781,735      1.717724      23,673,217
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges       12,565,002      1.495637      18,792,683
    Highest contract charges                 --     17.724480               9
    Remaining contract charges               --            --              --
AMERICAN FUNDS GROWTH FUND
 2010  Lowest contract charges            8,357     15.444590         129,067
    Highest contract charges         67,547,907      1.228397      82,975,647
    Remaining contract charges               --            --              --
 2009  Lowest contract charges       67,362,929      1.035048      69,723,866
    Highest contract charges              7,669     13.013625          99,804
    Remaining contract charges               --            --              --
 2008  Lowest contract charges       67,904,392      0.742443      50,415,141
    Highest contract charges              6,963      9.334667          64,995
    Remaining contract charges               --            --              --
 2007  Lowest contract charges       61,132,996      1.325073      81,005,683
    Highest contract charges              6,067     16.660105         101,077
    Remaining contract charges               --            --              --
 2006  Lowest contract charges       56,102,417      1.179431      66,168,930
    Highest contract charges             14,097     14.828943         209,041
    Remaining contract charges               --            --              --
AMERICAN FUNDS GROWTH-INCOME FUND
 2010  Lowest contract charges            4,878     13.566369          66,176
    Highest contract charges         47,315,464      1.393495      65,933,864
    Remaining contract charges               --            --              --
 2009  Lowest contract charges       48,581,004      1.250601      60,755,453
    Highest contract charges              4,454     12.175221          54,230
    Remaining contract charges               --            --              --
 2008  Lowest contract charges       50,693,382      0.952901      48,305,775
    Highest contract charges              4,465      9.276999          41,418
    Remaining contract charges               --            --              --
 2007  Lowest contract charges       48,171,953      1.533170      73,855,794
    Highest contract charges              3,870     14.926191          57,764
    Remaining contract charges               --            --              --
 2006  Lowest contract charges       44,422,779      1.459565      64,837,933
    Highest contract charges             11,219     14.209615         159,415
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH FUND
 2010  Lowest contract charges           --              1.52%             11.75%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              1.39%             42.30%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              1.97%            (38.39)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              2.75%             14.85%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.87%             20.43%
    Highest contract charges             --              0.98%             20.43%
    Remaining contract charges           --                --                 --
AMERICAN FUNDS GROWTH FUND
 2010  Lowest contract charges           --              0.76%             18.68%
    Highest contract charges             --              0.74%             18.68%
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              0.67%             39.41%
    Highest contract charges             --              0.68%             39.41%
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              0.87%            (43.97)%
    Highest contract charges             --              0.89%            (43.97)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.81%             12.35%
    Highest contract charges             --              0.53%             12.35%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.83%             10.22%
    Highest contract charges             --              0.98%             10.22%
    Remaining contract charges           --                --                 --
AMERICAN FUNDS GROWTH-INCOME FUND
 2010  Lowest contract charges           --              1.56%             11.43%
    Highest contract charges             --              1.50%             11.43%
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              1.62%             31.24%
    Highest contract charges             --              1.52%             31.24%
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              1.81%            (37.85)%
    Highest contract charges             --              1.84%            (37.85)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              1.58%              5.04%
    Highest contract charges             --              0.87%              5.04%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              1.62%             15.20%
    Highest contract charges             --              2.09%             15.20%
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL FUND
 2010  Lowest contract charges            2,795    $20.247105         $56,589
    Highest contract charges          1,686,364     23.080421      38,921,985
    Remaining contract charges               --            --              --
 2009  Lowest contract charges            2,652     18.881474          50,065
    Highest contract charges          1,631,555     21.523685      35,117,073
    Remaining contract charges               --            --              --
 2008  Lowest contract charges            2,496     13.197152          32,934
    Highest contract charges          1,592,430     15.043908      23,956,373
    Remaining contract charges               --            --              --
 2007  Lowest contract charges            2,219     22.802217          50,595
    Highest contract charges          1,522,625     25.993056      39,577,672
    Remaining contract charges               --            --              --
 2006  Lowest contract charges            7,433     18.998340         141,217
    Highest contract charges          1,293,111     21.656876      28,004,737
    Remaining contract charges               --            --              --
AMERICAN FUNDS NEW WORLD FUND
 2010  Lowest contract charges          551,636     31.756414      17,517,974
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          514,664     26.941235      13,865,690
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          454,333     18.002579       8,179,160
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          450,502     31.240624      14,073,969
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          388,756     23.629455       9,186,092
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2010  Lowest contract charges        7,489,433      2.265511      16,967,392
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges        7,332,818      1.850714      13,570,949
    Highest contract charges                 --     19.978119              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges        7,312,155      1.147402       8,389,980
    Highest contract charges                189     12.386047           2,335
    Remaining contract charges               --            --              --
 2007  Lowest contract charges        7,499,917      2.468617      18,514,422
    Highest contract charges                204     26.648331           5,432
    Remaining contract charges               --            --              --
 2006  Lowest contract charges        7,268,622      2.032992      14,777,050
    Highest contract charges                 --     21.945843               6
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
AMERICAN FUNDS INTERNATIONAL FUND
 2010  Lowest contract charges           --              2.15%              7.23%
    Highest contract charges             --              2.09%              7.23%
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              1.67%             43.07%
    Highest contract charges             --              1.58%             43.07%
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              2.20%            (42.12)%
    Highest contract charges             --              2.00%            (42.12)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.78%             20.02%
    Highest contract charges             --              1.59%             20.02%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              2.04%             18.98%
    Highest contract charges             --              1.76%             18.98%
    Remaining contract charges           --                --                 --
AMERICAN FUNDS NEW WORLD FUND
 2010  Lowest contract charges           --              1.64%             17.87%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              1.64%             49.65%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              1.60%            (42.37)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              3.30%             32.21%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              1.44%             32.59%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2010  Lowest contract charges           --              1.74%             22.41%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              0.29%             61.30%
    Highest contract charges             --                --              61.30%
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --                --             (53.52)%
    Highest contract charges             --                --             (53.52)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              2.92%             21.43%
    Highest contract charges             --              3.16%             21.43%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.45%             24.05%
    Highest contract charges             --              0.54%             24.05%
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
FIDELITY VIP ASSET MANAGER
 PORTFOLIO
 2010  Lowest contract charges          409,581     $2.761290      $1,130,973
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          590,199      2.416579       1,426,263
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          722,176      1.871681       1,351,682
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          816,609      2.625733       2,144,197
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges        1,146,739      2.273295       2,606,876
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
 2010  Lowest contract charges          111,688     10.769489       1,202,823
    Highest contract charges          4,901,096      2.878704      14,108,805
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          114,065      9.371563       1,068,967
    Highest contract charges          5,328,940      2.499987      13,322,281
    Remaining contract charges               --            --              --
 2008  Lowest contract charges           70,166      7.215315         506,267
    Highest contract charges          6,029,413      1.919982      11,576,365
    Remaining contract charges               --            --              --
 2007  Lowest contract charges           52,432     12.616655         661,517
    Highest contract charges          6,488,472      3.348026      21,723,574
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           26,165     12.458100         325,969
    Highest contract charges          7,043,554      3.297550      23,226,472
    Remaining contract charges               --            --              --
FIDELITY VIP GROWTH PORTFOLIO
 2010  Lowest contract charges            6,972      9.388340          65,456
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges            7,278      7.579744          55,168
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges            3,095      5.923299          18,329
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
FIDELITY VIP ASSET MANAGER
 PORTFOLIO
 2010  Lowest contract charges           --              1.41%             14.26%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              2.30%             29.11%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              2.52%            (28.72)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              5.97%             15.50%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              2.79%              7.32%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
 2010  Lowest contract charges           --              1.65%             14.92%
    Highest contract charges             --              1.82%             15.15%
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              2.25%             29.88%
    Highest contract charges             --              2.22%             30.21%
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              2.66%            (42.81)%
    Highest contract charges             --              2.55%            (42.65)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              2.07%              1.27%
    Highest contract charges             --              1.74%              1.53%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              3.17%             19.93%
    Highest contract charges             --              3.33%             20.19%
    Remaining contract charges           --                --                 --
FIDELITY VIP GROWTH PORTFOLIO
 2010  Lowest contract charges           --              0.03%             23.86%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              0.26%             27.97%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              2.85%            (40.77)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND PORTFOLIO
 2010  Lowest contract charges        1,288,166    $12.684040     $16,339,146
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges        1,203,398     10.847941      13,054,387
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          882,231      8.007735       7,064,671
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          619,032     13.972661       8,649,521
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          316,428     11.911647       3,769,185
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
FIDELITY VIP OVERSEAS PORTFOLIO
 2010  Lowest contract charges          205,953      2.395759         493,414
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          231,673      2.118000         490,684
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          307,660      1.673907         514,995
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          369,737      2.978729       1,101,347
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          463,703      2.539150       1,177,413
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
FIDELITY VIP MID CAP PORTFOLIO
 2010  Lowest contract charges          908,002     14.957023      13,581,013
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          747,492     11.633336       8,695,828
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          549,168      8.324310       4,571,445
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          380,876     13.783318       5,249,730
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          183,803     11.950350       2,196,507
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
FIDELITY VIP CONTRAFUND PORTFOLIO
 2010  Lowest contract charges           --              1.06%             16.93%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              1.31%             35.47%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              0.94%            (42.69)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              1.10%             17.30%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              1.13%             11.43%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
FIDELITY VIP OVERSEAS PORTFOLIO
 2010  Lowest contract charges           --              1.40%             13.11%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              2.10%             26.53%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              2.43%            (43.81)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              3.29%             17.31%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.88%             18.08%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
FIDELITY VIP MID CAP PORTFOLIO
 2010  Lowest contract charges           --              0.14%             28.57%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              0.50%             39.75%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              0.26%            (39.61)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.56%             15.34%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.07%             12.40%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 2010  Lowest contract charges            6,911    $10.734145         $74,188
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges           10,348      8.496440          87,922
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges              263      5.406483           1,419
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 2010  Lowest contract charges            7,036     10.368529          72,953
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges            7,167      8.787986          62,987
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges            3,846      6.471799          24,888
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
FIDELITY VIP FREEDOM 2010
 PORTFOLIO
 2010  Lowest contract charges           36,922     10.896238         402,314
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges           23,336      9.681661         225,930
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges            2,225      7.810650          17,377
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
FIDELITY VIP FREEDOM 2020
 PORTFOLIO
 2010  Lowest contract charges           51,662     10.536819         544,351
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges           30,142      9.216289         277,797
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges           11,607      7.169550          83,211
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 2010  Lowest contract charges           --              0.28%             26.34%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              0.69%             57.15%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --             15.62%            (45.94)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 2010  Lowest contract charges           --              0.21%             17.99%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              0.02%             35.79%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              4.56%            (35.28)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
FIDELITY VIP FREEDOM 2010
 PORTFOLIO
 2010  Lowest contract charges           --              2.93%             12.55%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              5.25%             23.96%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --             53.86%            (21.89)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
FIDELITY VIP FREEDOM 2020
 PORTFOLIO
 2010  Lowest contract charges           --              2.93%             14.33%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              3.43%             28.55%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --             35.36%            (28.31)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
FIDELITY VIP FREEDOM 2030
 PORTFOLIO
 2010  Lowest contract charges           37,422    $10.196865        $381,587
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges           19,128      8.798777         168,304
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges            5,190      6.707483          34,809
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
FIDELITY VIP STRATEGIC INCOME
 PORTFOLIO
 2010  Lowest contract charges            8,480     12.086384         102,492
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges              117     11.064938           1,299
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
FRANKLIN RISING DIVIDENDS
 SECURITIES FUND
 2010  Lowest contract charges           26,151     13.474687         352,381
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges            1,721     11.169012          19,226
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
FRANKLIN INCOME SECURITIES FUND
 2010  Lowest contract charges        1,182,891     12.759824      15,093,484
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges        1,088,558     11.324722      12,327,615
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          944,659      8.351913       7,889,708
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          573,130     11.872911       6,804,717
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          197,493     11.443038       2,259,923
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
FIDELITY VIP FREEDOM 2030
 PORTFOLIO
 2010  Lowest contract charges           --              2.51%             15.89%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              2.97%             31.18%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --             12.00%            (32.93)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
FIDELITY VIP STRATEGIC INCOME
 PORTFOLIO
 2010  Lowest contract charges           --              8.80%              9.23%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              7.13%             10.65%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
FRANKLIN RISING DIVIDENDS
 SECURITIES FUND
 2010  Lowest contract charges           --              1.47%             20.64%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --                --              11.69%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
FRANKLIN INCOME SECURITIES FUND
 2010  Lowest contract charges           --              6.59%             12.67%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              7.92%             35.59%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              5.22%            (29.66)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              3.17%              3.76%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.48%             14.43%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2010  Lowest contract charges            2,299    $14.790154         $33,996
    Highest contract charges             64,822     11.968326         775,805
    Remaining contract charges               --            --              --
 2009  Lowest contract charges            2,108     11.588939          24,432
    Highest contract charges             26,410      9.377872         247,667
    Remaining contract charges               --            --              --
 2008  Lowest contract charges            4,026      8.071731          32,492
    Highest contract charges              5,369      6.531711          35,070
    Remaining contract charges               --            --              --
 2007  Lowest contract charges            3,801     14.036486          53,353
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges            6,533     12.618034          82,435
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2010  Lowest contract charges          474,596     20.751900       9,848,778
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          476,577     16.184436       7,713,126
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          411,590     12.530774       5,157,547
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          385,271     18.707094       7,207,292
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          380,323     19.163059       7,288,158
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2010  Lowest contract charges              906     20.094753          18,206
    Highest contract charges          1,033,007     12.419716      12,829,650
    Remaining contract charges               --            --              --
 2009  Lowest contract charges              883     18.069298          15,955
    Highest contract charges            726,034     11.167863       8,108,245
    Remaining contract charges               --            --              --
 2008  Lowest contract charges            1,107     14.327896          15,864
    Highest contract charges            229,868      8.855462       2,035,583
    Remaining contract charges               --            --              --
 2007  Lowest contract charges            1,033     16.104116          16,632
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges            6,329     15.163760          95,971
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2010  Lowest contract charges           --                --              27.62%
    Highest contract charges             --                --              27.62%
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --                --              43.57%
    Highest contract charges             --                --              43.58%
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --                --             (42.50)%
    Highest contract charges             --                --             (34.68)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --                --              11.24%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --                --               8.69%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2010  Lowest contract charges           --              0.77%             28.22%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              1.69%             29.16%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              1.12%            (33.02)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.64%             (2.38)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.69%             16.98%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2010  Lowest contract charges           --              4.87%             11.21%
    Highest contract charges             --              4.73%             11.21%
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              8.50%             26.11%
    Highest contract charges             --              7.43%             26.11%
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              7.26%            (11.03)%
    Highest contract charges             --              0.07%            (11.45)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              6.89%              6.20%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              7.30%              8.51%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                           UNIT         CONTRACT
SUB-ACCOUNT                                 UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND
 2010  Lowest contract charges                  4,676    $14.518503         $67,893
    Highest contract charges                1,258,477     15.294362      19,247,600
    Remaining contract charges                     --            --              --
 2009  Lowest contract charges                  4,255     13.056884          55,551
    Highest contract charges                1,212,741     13.754639      16,680,818
    Remaining contract charges                     --            --              --
 2008  Lowest contract charges                  3,595     10.358674          37,242
    Highest contract charges                  888,058     10.912235       9,690,693
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges                  3,110     16.470500          51,228
    Highest contract charges                  730,388     17.350672      12,672,724
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges                  4,892     15.916691          77,870
    Highest contract charges                  492,868     16.767268       8,264,057
    Remaining contract charges                     --            --              --
TEMPLETON DEVELOPING MARKETS SECURITIES
 FUND
 2010  Lowest contract charges                126,670     10.515299       1,331,977
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2009  Lowest contract charges                 56,650      8.924175         505,551
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2008  Lowest contract charges                 10,912      5.148877          56,182
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges                     --     36.814009              --
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges                    384     28.518907          10,937
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
TEMPLETON FOREIGN SECURITIES FUND
 2010  Lowest contract charges                226,332      9.643395       2,182,613
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2009  Lowest contract charges                 88,305      8.895624         785,530
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2008  Lowest contract charges                  4,770      6.491152          30,964
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --

                                                        INVESTMENT
                                           EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                                RATIO*        RATIO**         RETURN***
---------------------------------------  --------------------------------------------
MUTUAL SHARES SECURITIES FUND
 2010  Lowest contract charges                --            1.60%           11.19%
    Highest contract charges                  --            1.57%           11.19%
    Remaining contract charges                --              --               --
 2009  Lowest contract charges                --            1.97%           26.05%
    Highest contract charges                  --            2.03%           26.05%
    Remaining contract charges                --              --               --
 2008  Lowest contract charges                --            3.06%          (37.11)%
    Highest contract charges                  --            3.10%          (37.11)%
    Remaining contract charges                --              --               --
 2007  Lowest contract charges                --            1.81%            3.48%
    Highest contract charges                  --            1.39%            3.48%
    Remaining contract charges                --              --               --
 2006  Lowest contract charges                --            1.27%           18.38%
    Highest contract charges                  --            1.43%           18.38%
    Remaining contract charges                --              --               --
TEMPLETON DEVELOPING MARKETS SECURITIES
 FUND
 2010  Lowest contract charges                --            1.86%           17.83%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
 2009  Lowest contract charges                --            2.44%           73.32%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
 2008  Lowest contract charges                --              --           (48.51)%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
 2007  Lowest contract charges                --              --               --
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
 2006  Lowest contract charges                --            1.06%           28.43%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
TEMPLETON FOREIGN SECURITIES FUND
 2010  Lowest contract charges                --            1.91%            8.41%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
 2009  Lowest contract charges                --            0.71%           37.04%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
 2008  Lowest contract charges                --              --           (35.09)%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --

-------------------------------------------------------------------------------

                                                           UNIT         CONTRACT
SUB-ACCOUNT                                 UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES FUND
 2010  Lowest contract charges                  5,373    $13.324951         $71,589
    Highest contract charges                  398,720      9.709116       3,871,223
    Remaining contract charges                     --            --              --
 2009  Lowest contract charges                  5,295     12.407578          65,699
    Highest contract charges                  338,494      9.040690       3,060,223
    Remaining contract charges                     --            --              --
 2008  Lowest contract charges                  5,184      9.463986          49,061
    Highest contract charges                  221,602      6.895852       1,528,138
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges                  5,248     16.408497          86,120
    Highest contract charges                  136,328     11.955902       1,629,924
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges                  4,552     16.032175          72,981
    Highest contract charges                   41,042     11.681704         479,436
    Remaining contract charges                     --            --              --
MUTUAL GLOBAL DISCOVERY SECURITIES FUND
 2010  Lowest contract charges                895,245     12.630777      11,307,645
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2009  Lowest contract charges                644,780     11.281734       7,274,241
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2008  Lowest contract charges                480,606      9.148724       4,396,929
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges                306,627     12.787292       3,920,934
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges                 97,675     11.432675       1,116,692
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
FRANKLIN FLEX CAP GROWTH SECURITIES
 FUND
 2010  Lowest contract charges                 33,725     11.330548         382,122
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2009  Lowest contract charges                 28,673      9.751412         279,602
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2008  Lowest contract charges                    852      7.333637           6,248
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --

                                                        INVESTMENT
                                           EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                                RATIO*        RATIO**         RETURN***
---------------------------------------  --------------------------------------------
TEMPLETON GROWTH SECURITIES FUND
 2010  Lowest contract charges                --            1.33%            7.39%
    Highest contract charges                  --            1.39%            7.39%
    Remaining contract charges                --              --               --
 2009  Lowest contract charges                --            3.07%           31.10%
    Highest contract charges                  --            3.13%           31.10%
    Remaining contract charges                --              --               --
 2008  Lowest contract charges                --            1.76%          (42.32)%
    Highest contract charges                  --            1.71%          (42.32)%
    Remaining contract charges                --              --               --
 2007  Lowest contract charges                --            1.27%            2.35%
    Highest contract charges                  --            1.20%            2.35%
    Remaining contract charges                --              --               --
 2006  Lowest contract charges                --            1.20%           21.81%
    Highest contract charges                  --            0.07%           16.82%
    Remaining contract charges                --              --               --
MUTUAL GLOBAL DISCOVERY SECURITIES FUND
 2010  Lowest contract charges                --            1.33%           11.96%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
 2009  Lowest contract charges                --            1.25%           23.32%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
 2008  Lowest contract charges                --            2.43%          (28.46)%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
 2007  Lowest contract charges                --            1.50%           11.85%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
 2006  Lowest contract charges                --            0.49%           14.33%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
FRANKLIN FLEX CAP GROWTH SECURITIES
 FUND
 2010  Lowest contract charges                --              --            16.19%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
 2009  Lowest contract charges                --              --            32.97%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
 2008  Lowest contract charges                --              --           (26.66)%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                        UNIT         CONTRACT
SUB-ACCOUNT                              UNITS      FAIR VALUE #  OWNERS' EQUITY
--------------------------------------------------------------------------------
TEMPLETON GLOBAL BOND SECURITIES
 FUND
 2010  Lowest contract charges           1,084,389    $15.879928     $17,220,025
    Highest contract charges                    --            --              --
    Remaining contract charges                  --            --              --
 2009  Lowest contract charges             654,376     13.875288       9,079,662
    Highest contract charges                    --            --              --
    Remaining contract charges                  --            --              --
 2008  Lowest contract charges             327,347     11.691131       3,827,060
    Highest contract charges                    --            --              --
    Remaining contract charges                  --            --              --
 2007  Lowest contract charges              64,398     11.007928         708,885
    Highest contract charges                    --            --              --
    Remaining contract charges                  --            --              --
HARTFORD ADVISERS HLS FUND+
 2010  Lowest contract charges          11,290,618      3.403787      38,430,857
    Highest contract charges                    --            --              --
    Remaining contract charges                  --            --              --
 2009  Lowest contract charges          12,630,913      3.035419      38,340,113
    Highest contract charges                    --            --              --
    Remaining contract charges                  --            --              --
 2008  Lowest contract charges          13,958,077      2.329770      32,519,107
    Highest contract charges                    --            --              --
    Remaining contract charges                  --            --              --
 2007  Lowest contract charges          14,438,848      3.408043      49,208,214
    Highest contract charges                    --            --              --
    Remaining contract charges                  --            --              --
 2006  Lowest contract charges          14,861,332      3.195934      47,495,835
    Highest contract charges                    --            --              --
    Remaining contract charges                  --            --              --
HARTFORD TOTAL RETURN BOND HLS FUND
 2010  Lowest contract charges          24,420,451      2.824228      68,968,923
    Highest contract charges                    --            --              --
    Remaining contract charges                  --            --              --
 2009  Lowest contract charges          22,271,271      2.626884      58,504,045
    Highest contract charges                    --            --              --
    Remaining contract charges                  --            --              --
 2008  Lowest contract charges          20,180,164      2.284046      46,092,422
    Highest contract charges                    --            --              --
    Remaining contract charges                  --            --              --
 2007  Lowest contract charges          19,077,681      2.472569      47,170,883
    Highest contract charges                    --            --              --
    Remaining contract charges                  --            --              --
 2006  Lowest contract charges          19,625,945      2.362266      46,361,704
    Highest contract charges                    --            --              --
    Remaining contract charges                  --            --              --

                                                     INVESTMENT
                                        EXPENSE        INCOME             TOTAL
SUB-ACCOUNT                             RATIO*         RATIO**          RETURN***
------------------------------------  -----------------------------------------------
TEMPLETON GLOBAL BOND SECURITIES
 FUND
 2010  Lowest contract charges             --            1.42%             14.45%
    Highest contract charges               --              --                 --
    Remaining contract charges             --              --                 --
 2009  Lowest contract charges             --           12.16%             18.68%
    Highest contract charges               --              --                 --
    Remaining contract charges             --              --                 --
 2008  Lowest contract charges             --            3.51%              6.21%
    Highest contract charges               --              --                 --
    Remaining contract charges             --              --                 --
 2007  Lowest contract charges             --            0.31%             10.08%
    Highest contract charges               --              --                 --
    Remaining contract charges             --              --                 --
HARTFORD ADVISERS HLS FUND+
 2010  Lowest contract charges             --            1.42%             12.14%
    Highest contract charges               --              --                 --
    Remaining contract charges             --              --                 --
 2009  Lowest contract charges             --            2.27%             30.29%
    Highest contract charges               --              --                 --
    Remaining contract charges             --              --                 --
 2008  Lowest contract charges             --            3.12%            (31.64)%
    Highest contract charges               --              --                 --
    Remaining contract charges             --              --                 --
 2007  Lowest contract charges             --            2.24%              6.64%
    Highest contract charges               --              --                 --
    Remaining contract charges             --              --                 --
 2006  Lowest contract charges             --            2.33%             10.70%
    Highest contract charges               --              --                 --
    Remaining contract charges             --              --                 --
HARTFORD TOTAL RETURN BOND HLS FUND
 2010  Lowest contract charges             --            4.39%              7.51%
    Highest contract charges               --              --                 --
    Remaining contract charges             --              --                 --
 2009  Lowest contract charges             --            4.06%             15.01%
    Highest contract charges               --              --                 --
    Remaining contract charges             --              --                 --
 2008  Lowest contract charges             --            6.93%             (7.63)%
    Highest contract charges               --              --                 --
    Remaining contract charges             --              --                 --
 2007  Lowest contract charges             --            5.12%              4.67%
    Highest contract charges               --              --                 --
    Remaining contract charges             --              --                 --
 2006  Lowest contract charges             --            5.12%              4.80%
    Highest contract charges               --              --                 --
    Remaining contract charges             --              --                 --

-------------------------------------------------------------------------------

                                                        UNIT         CONTRACT
SUB-ACCOUNT                              UNITS      FAIR VALUE #  OWNERS' EQUITY
--------------------------------------------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS
 FUND
 2010  Lowest contract charges          15,081,679     $7.085992    $106,868,654
    Highest contract charges                    --            --              --
    Remaining contract charges                  --            --              --
 2009  Lowest contract charges          15,350,105      6.082370      93,365,021
    Highest contract charges                    --            --              --
    Remaining contract charges                  --            --              --
 2008  Lowest contract charges          15,384,133      4.175508      64,236,570
    Highest contract charges                    --            --              --
    Remaining contract charges                  --            --              --
 2007  Lowest contract charges          15,608,539      7.674740     119,791,476
    Highest contract charges                    --            --              --
    Remaining contract charges                  --            --              --
 2006  Lowest contract charges          16,225,500      6.569283     106,589,899
    Highest contract charges                    --            --              --
    Remaining contract charges                  --            --              --
HARTFORD DIVIDEND AND GROWTH HLS
 FUND
 2010  Lowest contract charges          12,802,917      4.200184      53,774,608
    Highest contract charges                    --            --              --
    Remaining contract charges                  --            --              --
 2009  Lowest contract charges          13,064,381      3.710229      48,471,846
    Highest contract charges                    --            --              --
    Remaining contract charges                  --            --              --
 2008  Lowest contract charges          12,865,016      2.975883      38,284,781
    Highest contract charges                    --            --              --
    Remaining contract charges                  --            --              --
 2007  Lowest contract charges          12,555,942      4.404234      55,299,306
    Highest contract charges                    --            --              --
    Remaining contract charges                  --            --              --
 2006  Lowest contract charges          12,207,547      4.068371      49,664,830
    Highest contract charges                    --            --              --
    Remaining contract charges                  --            --              --
HARTFORD GLOBAL RESEARCH HLS FUND+
 2010  Lowest contract charges               4,894     10.277704          50,304
    Highest contract charges                 7,347     10.051239          73,850
    Remaining contract charges                  --            --              --
 2009  Lowest contract charges               2,177      8.859237          19,287
    Highest contract charges                15,905      8.664032         137,797
    Remaining contract charges                  --            --              --
 2008  Lowest contract charges               1,822      6.233399          11,354
    Highest contract charges                 9,640      6.096042          58,767
    Remaining contract charges                  --            --              --

                                                     INVESTMENT
                                        EXPENSE        INCOME             TOTAL
SUB-ACCOUNT                             RATIO*         RATIO**          RETURN***
------------------------------------  -----------------------------------------------
HARTFORD CAPITAL APPRECIATION HLS
 FUND
 2010  Lowest contract charges             --            0.78%             16.50%
    Highest contract charges               --              --                 --
    Remaining contract charges             --              --                 --
 2009  Lowest contract charges             --            0.96%             45.67%
    Highest contract charges               --              --                 --
    Remaining contract charges             --              --                 --
 2008  Lowest contract charges             --            1.88%            (45.59)%
    Highest contract charges               --              --                 --
    Remaining contract charges             --              --                 --
 2007  Lowest contract charges             --            0.12%             16.83%
    Highest contract charges               --              --                 --
    Remaining contract charges             --              --                 --
 2006  Lowest contract charges             --            1.39%             16.62%
    Highest contract charges               --              --                 --
    Remaining contract charges             --              --                 --
HARTFORD DIVIDEND AND GROWTH HLS
 FUND
 2010  Lowest contract charges             --            1.97%             13.21%
    Highest contract charges               --              --                 --
    Remaining contract charges             --              --                 --
 2009  Lowest contract charges             --            2.36%             24.68%
    Highest contract charges               --              --                 --
    Remaining contract charges             --              --                 --
 2008  Lowest contract charges             --            2.41%            (32.43)%
    Highest contract charges               --              --                 --
    Remaining contract charges             --              --                 --
 2007  Lowest contract charges             --            1.72%              8.26%
    Highest contract charges               --              --                 --
    Remaining contract charges             --              --                 --
 2006  Lowest contract charges             --            1.79%             20.36%
    Highest contract charges               --              --                 --
    Remaining contract charges             --              --                 --
HARTFORD GLOBAL RESEARCH HLS FUND+
 2010  Lowest contract charges             --            1.42%             16.01%
    Highest contract charges               --            0.96%             16.01%
    Remaining contract charges             --              --                 --
 2009  Lowest contract charges             --            1.15%             42.13%
    Highest contract charges               --            1.74%             42.13%
    Remaining contract charges             --              --                 --
 2008  Lowest contract charges             --            7.19%            (37.67)%
    Highest contract charges               --            1.21%            (39.04)%
    Remaining contract charges             --              --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
HARTFORD GLOBAL GROWTH HLS FUND
 2010  Lowest contract charges          297,762     $1.190460        $354,475
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          285,662      1.041982         297,654
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          369,651      0.768187         283,961
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          348,165      1.615778         562,557
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          390,515      1.292115         504,590
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD DISCIPLINED EQUITY HLS
 FUND
 2010  Lowest contract charges        8,700,079      1.494683      13,003,860
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges        7,391,091      1.310608       9,686,823
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges        5,639,389      1.043087       5,882,374
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges        5,309,835      1.662814       8,829,268
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges        5,576,650      1.534766       8,558,853
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD GROWTH HLS FUND+
 2010  Lowest contract charges           57,800     10.664475         616,403
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges           20,401      8.934077         182,262
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges            4,751      6.655178          31,617
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
HARTFORD GLOBAL GROWTH HLS FUND
 2010  Lowest contract charges           --              0.29%             14.25%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              0.62%             35.64%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              0.74%            (52.46)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.05%             25.05%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.77%             14.15%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
HARTFORD DISCIPLINED EQUITY HLS
 FUND
 2010  Lowest contract charges           --              1.46%             14.05%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              1.77%             25.65%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              1.32%            (37.27)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              1.02%              8.34%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              1.11%             12.45%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
HARTFORD GROWTH HLS FUND+
 2010  Lowest contract charges           --              0.03%             19.37%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              0.75%             34.24%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              1.17%            (33.45)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS
 FUND
 2010  Lowest contract charges          755,488    $19.789063     $14,950,390
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          583,067     16.832526       9,814,496
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          500,646     12.987431       6,502,104
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          329,852     23.902204       7,884,188
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          290,708     18.435854       5,359,453
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD HIGH YIELD HLS FUND
 2010  Lowest contract charges          241,183     13.512623       3,259,015
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges           66,328     11.633875         771,646
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges           14,113      7.732285         109,128
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD INDEX HLS FUND
 2010  Lowest contract charges       11,954,567      3.604734      43,093,033
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges       12,865,463      3.141833      40,421,135
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges       13,639,473      2.490602      33,970,499
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges       14,535,974      3.960309      57,566,948
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges       15,178,410      3.764477      57,138,776
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES HLS
 FUND
 2010  Lowest contract charges           --              0.02%             17.56%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              0.56%             29.61%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              0.61%            (45.66)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.15%             29.65%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.64%             12.05%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
HARTFORD HIGH YIELD HLS FUND
 2010  Lowest contract charges           --              0.77%             16.15%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --             18.53%             50.46%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --             48.22%            (22.68)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
HARTFORD INDEX HLS FUND
 2010  Lowest contract charges           --              1.72%             14.73%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              2.06%             26.15%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              2.15%            (37.11)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              1.66%              5.20%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              1.63%             15.46%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND+
 2010  Lowest contract charges        6,943,613     $3.312232     $22,998,858
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges        5,931,486      2.893130      17,160,558
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges        6,265,299      2.167800      13,581,916
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges        6,270,663      3.753520      23,537,059
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges        6,770,389      2.945663      19,943,287
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD SMALL/MID CAP EQUITY HLS
 FUND+
 2010  Lowest contract charges           25,665     10.814342         277,545
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges           25,300      8.594351         217,435
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges            6,836      5.812147          39,730
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD MIDCAP HLS FUND
 2010  Lowest contract charges        7,606,416      4.381274      33,325,793
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges        8,587,829      3.549140      30,479,406
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges        9,999,343      2.710162      27,099,839
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges       11,187,019      4.190281      46,876,751
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges       12,430,288      3.634263      45,174,935
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND+
 2010  Lowest contract charges           --              1.32%             14.49%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              2.02%             33.46%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              2.32%            (42.25)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              1.12%             27.43%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              2.77%             24.46%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
HARTFORD SMALL/MID CAP EQUITY HLS
 FUND+
 2010  Lowest contract charges           --              0.75%             25.83%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              0.51%             47.87%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              2.11%            (41.88)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
HARTFORD MIDCAP HLS FUND
 2010  Lowest contract charges           --              0.24%             23.45%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              0.54%             30.96%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              0.52%            (35.32)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.47%             15.30%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              1.11%             11.74%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
 2010  Lowest contract charges          310,598    $20.852684      $6,476,798
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          337,658     16.726572       5,647,867
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          396,745     11.600671       4,602,507
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          385,335     19.402626       7,476,509
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          389,682     18.998199       7,403,258
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD MONEY MARKET HLS FUND
 2010  Lowest contract charges       29,092,042      1.796639      52,267,897
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges       35,727,066      1.796639      64,188,641
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges       38,331,448      1.795505      68,824,307
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges       28,690,909      1.757923      50,436,409
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges       26,235,479      1.675089      43,946,762
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD SMALL COMPANY HLS FUND
 2010  Lowest contract charges        7,383,161      2.426831      17,917,684
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges        8,166,669      1.955060      15,966,329
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges        9,046,082      1.512167      13,679,186
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges        8,960,454      2.545893      22,812,358
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges        9,649,785      2.228805      21,507,488
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
HARTFORD MIDCAP VALUE HLS FUND
 2010  Lowest contract charges           --              0.60%             24.67%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              0.83%             44.19%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              0.79%            (40.21)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.53%              2.13%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              1.03%             17.88%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
HARTFORD MONEY MARKET HLS FUND
 2010  Lowest contract charges           --                --                 --
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              0.06%              0.06%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              2.01%              2.14%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              4.81%              4.95%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              4.60%              4.70%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
HARTFORD SMALL COMPANY HLS FUND
 2010  Lowest contract charges           --                --              24.13%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              0.01%             29.29%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              0.11%            (40.60)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.23%             14.23%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.19%             14.43%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
HARTFORD SMALLCAP GROWTH HLS FUND
 2010  Lowest contract charges            5,925    $12.920333         $76,554
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges            4,159      9.461521          39,354
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges              836      6.988318           5,840
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD STOCK HLS FUND
 2010  Lowest contract charges       10,727,077      3.764066      40,377,425
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges       12,044,576      3.278812      39,491,899
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges       13,416,175      2.316588      31,079,750
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges       13,928,290      4.073434      56,735,972
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges       14,846,605      3.846378      57,105,654
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2010  Lowest contract charges           74,593     10.435767         778,435
    Highest contract charges            609,565     10.684330       6,512,798
    Remaining contract charges               --            --              --
 2009  Lowest contract charges           54,192     10.054446         544,871
    Highest contract charges            659,235     10.293920       6,786,117
    Remaining contract charges               --            --              --
 2008  Lowest contract charges           29,166      9.725726         283,666
    Highest contract charges            719,046      9.957373       7,159,806
    Remaining contract charges               --            --              --
HARTFORD VALUE HLS FUND+
 2010  Lowest contract charges          542,421     10.230173       5,549,059
    Highest contract charges          1,064,999     11.371742      12,110,899
    Remaining contract charges               --            --              --
 2009  Lowest contract charges            5,103      8.921502          45,524
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges              274      7.173269           1,959
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
HARTFORD SMALLCAP GROWTH HLS FUND
 2010  Lowest contract charges           --                --              36.56%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              0.10%             35.39%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              1.22%            (30.12)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
HARTFORD STOCK HLS FUND
 2010  Lowest contract charges           --              1.16%             14.80%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              1.58%             41.54%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              2.09%            (43.13)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              1.02%              5.90%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              1.34%             14.65%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2010  Lowest contract charges           --              4.29%              3.79%
    Highest contract charges             --              4.51%              3.79%
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              0.03%              3.38%
    Highest contract charges             --              0.03%              3.38%
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --             20.96%             (2.74)%
    Highest contract charges             --              8.14%             (0.43)%
    Remaining contract charges           --                --                 --
HARTFORD VALUE HLS FUND+
 2010  Lowest contract charges           --              1.62%             14.67%
    Highest contract charges             --              1.22%              8.66%
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              3.97%             24.37%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --             13.77%            (28.27)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
LORD ABBETT FUNDAMENTAL EQUITY
 PORTFOLIO
 2010  Lowest contract charges            2,753    $11.807344         $32,501
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
LORD ABBETT CAPITAL STRUCTURE
 PORTFOLIO+
 2010  Lowest contract charges          151,557     12.365526       1,874,086
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          157,032     10.774410       1,691,924
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          123,449      8.730699       1,077,796
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          112,587     11.828624       1,331,743
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           58,447     11.466028         670,159
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
LORD ABBETT BOND-DEBENTURE
 PORTFOLIO
 2010  Lowest contract charges          507,909     12.720824       6,461,025
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          494,993     11.326127       5,606,353
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          174,589      8.432890       1,472,287
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
LORD ABBETT GROWTH AND INCOME
 PORTFOLIO
 2010  Lowest contract charges          175,458     11.165635       1,959,099
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          154,841      9.509797       1,472,502
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          139,183      7.998229       1,113,217
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          110,565     12.579832       1,390,893
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           70,249     12.161720         854,345
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
LORD ABBETT FUNDAMENTAL EQUITY
 PORTFOLIO
 2010  Lowest contract charges           --              0.87%             11.95%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
LORD ABBETT CAPITAL STRUCTURE
 PORTFOLIO+
 2010  Lowest contract charges           --              2.99%             14.77%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              3.73%             23.41%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              4.15%            (26.19)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              3.69%              3.16%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              4.33%             14.55%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
LORD ABBETT BOND-DEBENTURE
 PORTFOLIO
 2010  Lowest contract charges           --              6.61%             12.31%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              7.64%             34.31%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --             49.13%            (15.67)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
LORD ABBETT GROWTH AND INCOME
 PORTFOLIO
 2010  Lowest contract charges           --              0.61%             17.41%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              1.06%             18.90%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              1.80%            (36.42)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              1.43%              3.44%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              2.20%             17.27%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
MFS GROWTH SERIES
 2010  Lowest contract charges            5,857    $10.915241         $63,933
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges            4,160      9.463785          39,372
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges              394      6.874012           2,708
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
MFS INVESTORS TRUST SERIES
 2010  Lowest contract charges           40,044     12.274423         491,514
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges           37,834     11.048366         417,998
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges           10,217      8.706510          88,952
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges            3,566     13.010156          46,389
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges            1,362     11.794638          16,067
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
MFS NEW DISCOVERY SERIES
 2010  Lowest contract charges          101,224     21.283072       2,154,360
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges           63,537     15.610690         991,857
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges           42,336      9.566346         404,998
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges           40,109     15.767530         632,425
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           37,054     15.380400         569,901
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
MFS GROWTH SERIES
 2010  Lowest contract charges           --              0.11%             15.34%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              0.27%             37.68%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --                --             (31.26)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
MFS INVESTORS TRUST SERIES
 2010  Lowest contract charges           --              1.14%             11.10%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              2.06%             26.90%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              0.59%            (33.08)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.90%             10.31%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.42%             12.99%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
MFS NEW DISCOVERY SERIES
 2010  Lowest contract charges           --                --              36.34%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --                --              63.18%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --                --             (39.33)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --                --               2.52%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --                --              13.22%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
MFS TOTAL RETURN SERIES
 2010  Lowest contract charges            2,154    $14.478699         $31,188
    Highest contract charges            620,156     14.531519       9,011,802
    Remaining contract charges               --            --              --
 2009  Lowest contract charges            1,977     13.170904          26,036
    Highest contract charges            617,903     13.218935       8,168,019
    Remaining contract charges               --            --              --
 2008  Lowest contract charges            1,667     11.159050          18,601
    Highest contract charges            665,957     11.199735       7,458,538
    Remaining contract charges               --            --              --
 2007  Lowest contract charges            1,478     14.330624          21,180
    Highest contract charges            754,166     14.382866      10,847,066
    Remaining contract charges               --            --              --
 2006  Lowest contract charges            2,918     13.751051          40,131
    Highest contract charges            682,204     13.801173       9,415,212
    Remaining contract charges               --            --              --
MFS VALUE SERIES
 2010  Lowest contract charges        1,111,673     10.087285      11,213,762
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          783,281      9.044166       7,084,121
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          197,827      7.370068       1,457,996
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
MFS RESEARCH BOND SERIES
 2010  Lowest contract charges          660,834     12.093730       7,991,946
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          150,401     11.253639       1,692,553
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges              516      9.688264           4,995
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
MFS TOTAL RETURN SERIES
 2010  Lowest contract charges           --              2.83%              9.93%
    Highest contract charges             --              2.70%              9.93%
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              2.90%             18.03%
    Highest contract charges             --              3.80%             18.03%
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              3.29%            (22.13)%
    Highest contract charges             --              3.12%            (22.13)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              3.55%              4.22%
    Highest contract charges             --              2.47%              4.22%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              2.45%             11.89%
    Highest contract charges             --              2.26%             11.89%
    Remaining contract charges           --                --                 --
MFS VALUE SERIES
 2010  Lowest contract charges           --              1.36%             11.53%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              0.98%             22.72%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --                --             (26.30)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
MFS RESEARCH BOND SERIES
 2010  Lowest contract charges           --              2.19%              7.47%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              0.69%             16.16%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --                --              (3.12)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
UIF CORE PLUS FIXED INCOME
 PORTFOLIO+
 2010  Lowest contract charges           18,460    $14.095146        $260,191
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges           18,366     13.155253         241,605
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges           18,592     11.998109         223,069
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges           18,548     13.361597         247,829
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           15,488     12.670659         196,241
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
UIF EMERGING MARKETS DEBT
 PORTFOLIO
 2010  Lowest contract charges            1,137     23.365085          26,555
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
UIF EMERGING MARKETS EQUITY
 PORTFOLIO+
 2010  Lowest contract charges            1,172     33.818953          39,645
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges              327     28.413712           9,301
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges              323     16.729367           5,411
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges              306     38.567636          11,819
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges              306     27.459996           8,411
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
UIF CORE PLUS FIXED INCOME
 PORTFOLIO+
 2010  Lowest contract charges           --              5.77%              7.15%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              8.49%              9.64%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              4.65%            (10.21)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              3.59%              5.45%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              3.92%              3.73%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
UIF EMERGING MARKETS DEBT
 PORTFOLIO
 2010  Lowest contract charges           --                --               9.75%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
UIF EMERGING MARKETS EQUITY
 PORTFOLIO+
 2010  Lowest contract charges           --              0.41%             19.02%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --                --              69.84%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --                --             (56.62)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.44%             40.45%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.75%             37.14%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
INVESCO VAN KAMPEN V. I. HIGH
 YIELD FUND+
 2010  Lowest contract charges              674    $18.424982         $12,426
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges              642     16.434318          10,553
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges              604     11.566965           6,988
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges              553     14.994068           8,297
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges            1,500     14.415896          21,618
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
UIF MID CAP GROWTH PORTFOLIO+
 2010  Lowest contract charges          145,061     12.300233       1,784,287
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          206,939      9.299431       1,924,419
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges           33,357      5.909437         197,124
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
INVESCO VAN KAMPEN V. I. MID CAP
 VALUE FUND+
 2010  Lowest contract charges            7,353     16.884603         124,154
    Highest contract charges            257,270     10.715150       2,756,685
    Remaining contract charges               --            --              --
 2009  Lowest contract charges            7,424     13.812635         102,541
    Highest contract charges            374,470      8.769934       3,284,081
    Remaining contract charges               --            --              --
 2008  Lowest contract charges            8,843      9.922402          87,741
    Highest contract charges            285,485      6.302084       1,799,153
    Remaining contract charges               --            --              --
 2007  Lowest contract charges            9,048     16.900002         152,916
    Highest contract charges            207,354     10.757939       2,230,703
    Remaining contract charges               --            --              --
 2006  Lowest contract charges            9,870     15.670671         154,670
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
INVESCO VAN KAMPEN V. I. HIGH
 YIELD FUND+
 2010  Lowest contract charges           --              9.55%             12.11%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              8.05%             42.08%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              8.83%            (22.86)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --             12.57%              4.01%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              8.06%              8.62%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
UIF MID CAP GROWTH PORTFOLIO+
 2010  Lowest contract charges           --                --              32.27%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --                --              57.37%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              0.03%            (40.91)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
INVESCO VAN KAMPEN V. I. MID CAP
 VALUE FUND+
 2010  Lowest contract charges           --              0.91%             22.24%
    Highest contract charges             --              0.87%             22.18%
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              1.35%             39.21%
    Highest contract charges             --              1.20%             39.16%
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              0.86%            (41.29)%
    Highest contract charges             --              0.77%            (41.42)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.69%              7.85%
    Highest contract charges             --              0.05%              7.58%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.29%             20.70%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
MORGAN STANLEY -- FOCUS GROWTH
 PORTFOLIO
 2010  Lowest contract charges            1,308    $14.947855         $19,559
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges            1,190     11.763572          13,995
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges            4,143      6.862078          28,427
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges            4,164     14.168887          58,992
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges            3,471     11.567541          40,157
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
INVESCO V I. SELECT DIMENSIONS
 BALANCED FUND+
 2010  Lowest contract charges            1,179     14.613479          17,228
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges            1,035     13.267368          13,728
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges              864     11.142600           9,628
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges              708     14.403797          10,201
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges              568     13.903418           7,903
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
MORGAN STANLEY -- FOCUS GROWTH
 PORTFOLIO
 2010  Lowest contract charges           --                --              27.07%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --                --              71.43%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              0.07%            (51.57)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --                --              22.49%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --                --               0.12%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
INVESCO V I. SELECT DIMENSIONS
 BALANCED FUND+
 2010  Lowest contract charges           --              1.78%             10.15%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              2.78%             19.07%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              0.69%            (22.64)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              2.40%              3.60%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              2.48%             12.37%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
MORGAN STANLEY -- FLEXIBLE INCOME
 PORTFOLIO
 2010  Lowest contract charges            2,093    $15.079958         $31,570
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges            1,875     13.854448          25,973
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges            1,609     11.598378          18,661
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges            1,366     14.849233          20,283
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges            1,134     14.327634          16,249
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
INVESCO V.I. SELECT DIMENSIONS
 DIVIDEND GROWTH FUND+
 2010  Lowest contract charges            3,016     11.290794          34,053
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges            2,685     10.226533          27,460
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges            2,263      8.240068          18,643
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges            1,958     13.029692          25,512
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges            1,626     12.534113          20,383
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
MORGAN STANLEY -- FLEXIBLE INCOME
 PORTFOLIO
 2010  Lowest contract charges           --              5.95%              8.85%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              6.88%             19.45%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              1.99%            (21.89)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              5.98%              3.64%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              6.22%              5.68%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
INVESCO V.I. SELECT DIMENSIONS
 DIVIDEND GROWTH FUND+
 2010  Lowest contract charges           --              1.41%             10.41%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              1.65%             24.11%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              0.35%            (36.76)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.95%              3.95%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              1.11%             10.98%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
MORGAN STANLEY -- MONEY MARKET
 PORTFOLIO
 2010  Lowest contract charges           17,582    $11.637715        $204,619
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges           22,260     11.636568         259,029
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges           11,403     11.634953         132,676
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges           14,817     11.392129         168,794
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           12,262     10.884529         133,470
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
INVESCO V.I. SELECT DIMENSIONS
 EQUALLY-WEIGHTED S&P 500 FUND+
 2010  Lowest contract charges            1,695     16.766857          28,414
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges            1,605     13.835357          22,205
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges            1,640      9.555260          15,674
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges            1,500     15.977036          23,959
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges            1,318     15.782147          20,806
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
MORGAN STANLEY -- MONEY MARKET
 PORTFOLIO
 2010  Lowest contract charges           --              0.01%              0.01%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              0.01%              0.01%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              2.20%              2.13%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              4.54%              4.66%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              4.06%              4.34%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
INVESCO V.I. SELECT DIMENSIONS
 EQUALLY-WEIGHTED S&P 500 FUND+
 2010  Lowest contract charges           --              1.26%             21.19%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              2.29%             44.79%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              1.76%            (40.19)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              1.24%              1.24%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.84%             15.34%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
 2010  Lowest contract charges          263,520    $10.915899      $2,876,559
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          255,998     10.001462       2,560,352
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          279,007      6.938164       1,935,796
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          247,277     12.768186       3,157,285
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          209,614     11.214030       2,350,614
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
 2010  Lowest contract charges          178,792     12.829306       2,293,782
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          149,236     11.088193       1,654,761
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          146,018      7.956807       1,161,834
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          118,138     13.334725       1,575,343
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           73,885     12.570301         928,759
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
 2010  Lowest contract charges           --                --               9.14%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              0.01%             44.15%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --                --             (45.66)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.01%             13.86%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --                --               7.68%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
 2010  Lowest contract charges           --              1.14%             15.70%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              1.85%             39.36%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              1.21%            (40.33)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.92%              6.08%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.69%             17.36%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
OPPENHEIMER MAIN STREET FUND/VA
 2010  Lowest contract charges           67,495    $11.271167        $760,746
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges           58,751      9.731208         571,716
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges           37,143      7.602822         282,392
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges           19,102     12.387474         236,631
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges            8,449     11.893698         100,492
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
OPPENHEIMER MAIN STREET SMALL CAP
 FUND/VA
 2010  Lowest contract charges          175,017     11.516057       2,015,506
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          193,945      9.358432       1,815,024
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges           64,389      6.836775         440,215
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
OPPENHEIMER VALUE FUND/VA
 2010  Lowest contract charges            4,671      9.859710          46,059
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges            4,867      8.588256          41,797
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges            2,026      6.411714          12,991
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
OPPENHEIMER MAIN STREET FUND/VA
 2010  Lowest contract charges           --              0.84%             15.83%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              1.34%             28.00%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              1.13%            (38.63)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.60%              4.15%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.62%             14.76%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
OPPENHEIMER MAIN STREET SMALL CAP
 FUND/VA
 2010  Lowest contract charges           --              0.41%             23.06%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              0.37%             36.88%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --                --             (31.63)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
OPPENHEIMER VALUE FUND/VA
 2010  Lowest contract charges           --              0.90%             14.81%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              0.74%             32.57%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --                --             (35.88)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND
 2010  Lowest contract charges          399,820    $12.587405      $5,032,700
    Highest contract charges            102,052     26.192973       2,673,037
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          390,025     11.171885       4,357,318
    Highest contract charges            106,385     23.175409       2,465,506
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          122,263      7.191250         879,230
    Highest contract charges            115,238     14.968756       1,724,964
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          120,236     21.692473       2,608,206
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          131,458     20.819828       2,736,934
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
PUTNAM VT GLOBAL ASSET ALLOCATION
 FUND
 2010  Lowest contract charges            4,081     10.858668          44,309
    Highest contract charges             15,114     30.806593         465,626
    Remaining contract charges               --            --              --
 2009  Lowest contract charges            3,706      9.467980          35,086
    Highest contract charges             21,584     26.783076         578,075
    Remaining contract charges               --            --              --
 2008  Lowest contract charges            1,936      7.002683          13,553
    Highest contract charges             24,397     19.786145         482,727
    Remaining contract charges               --            --              --
 2007  Lowest contract charges           27,803     29.602231         823,044
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           30,144     28.694786         864,979
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
PUTNAM VT GLOBAL EQUITY FUND
 2010  Lowest contract charges          128,603     25.604302       3,292,781
    Highest contract charges              1,635     15.020302          24,563
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          140,744     23.229823       3,269,446
    Highest contract charges              2,116     13.675389          28,938
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          160,717     17.847130       2,868,344
    Highest contract charges              4,362     10.521629          45,893
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          180,996     32.591358       5,898,919
    Highest contract charges              6,907     19.251565         132,965
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          216,155     29.800420       6,441,522
    Highest contract charges              3,328     17.658324          58,763
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND
 2010  Lowest contract charges           --             13.81%             12.67%
    Highest contract charges             --             14.11%             13.02%
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              5.01%             55.35%
    Highest contract charges             --              7.17%             54.83%
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --                --             (28.09)%
    Highest contract charges             --              6.23%            (31.00)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              5.00%              4.19%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              5.86%              6.60%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
PUTNAM VT GLOBAL ASSET ALLOCATION
 FUND
 2010  Lowest contract charges           --              5.51%             14.69%
    Highest contract charges             --              5.61%             15.02%
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              4.64%             35.21%
    Highest contract charges             --              6.32%             35.36%
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --                --             (29.97)%
    Highest contract charges             --              4.24%            (33.16)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.71%              3.16%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              3.50%             13.04%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
PUTNAM VT GLOBAL EQUITY FUND
 2010  Lowest contract charges           --              2.42%             10.22%
    Highest contract charges             --              2.47%              9.84%
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              0.17%             30.16%
    Highest contract charges             --                --              29.97%
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              2.85%            (45.24)%
    Highest contract charges             --              2.11%            (45.35)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              2.32%              9.37%
    Highest contract charges             --              2.01%              9.02%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.57%             23.50%
    Highest contract charges             --              0.39%             23.22%
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                           UNIT         CONTRACT
SUB-ACCOUNT                                 UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND
 2010  Lowest contract charges                 16,402    $13.170377        $216,027
    Highest contract charges                  360,288     32.170965      11,590,812
    Remaining contract charges                     --            --              --
 2009  Lowest contract charges                 16,194     11.514849         186,473
    Highest contract charges                  391,203     28.044583      10,971,133
    Remaining contract charges                     --            --              --
 2008  Lowest contract charges                 13,730      8.870392         121,785
    Highest contract charges                  453,438     21.545827       9,769,706
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges                 12,031     14.469512         174,090
    Highest contract charges                  500,643     35.071434      17,558,271
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges                 13,041     15.399391         200,819
    Highest contract charges                  612,732     37.228527      22,811,121
    Remaining contract charges                     --            --              --
PUTNAM VT GLOBAL HEALTH CARE FUND
 2010  Lowest contract charges                 39,815     15.468968         615,900
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2009  Lowest contract charges                 42,991     15.065962         647,702
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2008  Lowest contract charges                 51,634     11.913774         615,151
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges                 67,263     14.336048         964,284
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges                 75,673     14.388482       1,088,814
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
PUTNAM VT HIGH YIELD FUND
 2010  Lowest contract charges                250,733     33.089518       8,296,645
    Highest contract charges                  101,716     17.930173       1,823,786
    Remaining contract charges                     --            --              --
 2009  Lowest contract charges                311,455     28.889334       8,997,714
    Highest contract charges                  114,882     15.722517       1,806,228
    Remaining contract charges                     --            --              --
 2008  Lowest contract charges                360,153     19.219456       6,921,955
    Highest contract charges                   99,633     10.468992       1,043,053
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges                413,172     25.975431      10,732,310
    Highest contract charges                   81,589     14.160292       1,155,321
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges                428,790     25.143715      10,781,380
    Highest contract charges                   56,441     13.775449         777,505
    Remaining contract charges                     --            --              --

                                                        INVESTMENT
                                           EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                                RATIO*        RATIO**         RETURN***
---------------------------------------  --------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND
 2010  Lowest contract charges                --            1.52%           14.38%
    Highest contract charges                  --            1.76%           14.71%
    Remaining contract charges                --              --               --
 2009  Lowest contract charges                --            2.48%           29.81%
    Highest contract charges                  --            3.14%           30.16%
    Remaining contract charges                --              --               --
 2008  Lowest contract charges                --            2.28%          (38.70)%
    Highest contract charges                  --            2.58%          (38.57)%
    Remaining contract charges                --              --               --
 2007  Lowest contract charges                --            1.32%           (6.04)%
    Highest contract charges                  --            1.58%           (5.79)%
    Remaining contract charges                --              --               --
 2006  Lowest contract charges                --            1.34%           15.91%
    Highest contract charges                  --            1.75%           16.19%
    Remaining contract charges                --              --               --
PUTNAM VT GLOBAL HEALTH CARE FUND
 2010  Lowest contract charges                --            2.15%            2.68%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
 2009  Lowest contract charges                --              --            26.46%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
 2008  Lowest contract charges                --              --           (16.90)%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
 2007  Lowest contract charges                --            1.11%           (0.36)%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
 2006  Lowest contract charges                --            0.56%            3.07%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
PUTNAM VT HIGH YIELD FUND
 2010  Lowest contract charges                --            7.75%           14.54%
    Highest contract charges                  --            7.27%           14.04%
    Remaining contract charges                --              --               --
 2009  Lowest contract charges                --           10.27%           50.31%
    Highest contract charges                  --            9.45%           50.18%
    Remaining contract charges                --              --               --
 2008  Lowest contract charges                --            9.85%          (26.01)%
    Highest contract charges                  --            8.88%          (26.07)%
    Remaining contract charges                --              --               --
 2007  Lowest contract charges                --            7.68%            3.31%
    Highest contract charges                  --            6.72%            2.79%
    Remaining contract charges                --              --               --
 2006  Lowest contract charges                --            7.67%           10.60%
    Highest contract charges                  --            6.64%           10.52%
    Remaining contract charges                --              --               --

-------------------------------------------------------------------------------

                                                           UNIT         CONTRACT
SUB-ACCOUNT                                 UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------------
PUTNAM VT INCOME FUND
 2010  Lowest contract charges                211,603    $27.802373      $5,883,077
    Highest contract charges                  104,629     14.343729       1,500,772
    Remaining contract charges                     --            --              --
 2009  Lowest contract charges                238,258     25.224094       6,009,834
    Highest contract charges                  122,972     13.055246       1,605,428
    Remaining contract charges                     --            --              --
 2008  Lowest contract charges                243,079     17.133269       4,164,744
    Highest contract charges                  135,836      8.902167       1,209,235
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges                293,729     22.479655       6,602,935
    Highest contract charges                  126,367     11.701925       1,478,739
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges                303,291     21.318359       6,465,659
    Highest contract charges                   65,354     11.120988         726,802
    Remaining contract charges                     --            --              --
PUTNAM INTERNATIONAL VALUE FUND+
 2010  Lowest contract charges                  5,874      8.043728          47,251
    Highest contract charges                  126,783     16.321304       2,069,267
    Remaining contract charges                     --            --              --
 2009  Lowest contract charges                  5,522      7.508868          41,465
    Highest contract charges                  133,190     15.194392       2,023,748
    Remaining contract charges                     --            --              --
 2008  Lowest contract charges                  2,874      5.950420          17,096
    Highest contract charges                  169,464     12.021934       2,037,291
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges                185,256     22.199807       4,112,644
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges                197,967     20.691059       4,096,136
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
PUTNAM VT INTERNATIONAL EQUITY FUND
 2010  Lowest contract charges                 50,201     16.424598         824,535
    Highest contract charges                  560,742     16.931002       9,493,932
    Remaining contract charges                     --            --              --
 2009  Lowest contract charges                 54,733     14.928049         817,061
    Highest contract charges                  638,190     15.354658       9,799,189
    Remaining contract charges                     --            --              --
 2008  Lowest contract charges                     --     11.236998              --
    Highest contract charges                   57,140     11.977464         684,398
    Remaining contract charges                811,830            --       9,972,290
 2007  Lowest contract charges                 49,001     21.369414       1,047,118
    Highest contract charges                  904,351     21.872886      19,780,766
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges                 45,022     19.719498         887,816
    Highest contract charges                  979,090     20.138790      19,717,685
    Remaining contract charges                     --            --              --

                                                        INVESTMENT
                                           EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                                RATIO*        RATIO**         RETURN***
---------------------------------------  --------------------------------------------
PUTNAM VT INCOME FUND
 2010  Lowest contract charges                --           11.66%           10.22%
    Highest contract charges                  --           11.08%            9.87%
    Remaining contract charges                --              --               --
 2009  Lowest contract charges                --            6.22%           47.22%
    Highest contract charges                  --            5.58%           46.65%
    Remaining contract charges                --              --               --
 2008  Lowest contract charges                --            7.43%          (23.78)%
    Highest contract charges                  --            6.45%          (23.93)%
    Remaining contract charges                --              --               --
 2007  Lowest contract charges                --            5.28%            5.45%
    Highest contract charges                  --            4.22%            5.22%
    Remaining contract charges                --              --               --
 2006  Lowest contract charges                --            4.41%            4.83%
    Highest contract charges                  --            2.96%            4.52%
    Remaining contract charges                --              --               --
PUTNAM INTERNATIONAL VALUE FUND+
 2010  Lowest contract charges                --            3.21%            7.12%
    Highest contract charges                  --            3.50%            7.42%
    Remaining contract charges                --              --               --
 2009  Lowest contract charges                --              --            26.19%
    Highest contract charges                  --              --            26.39%
    Remaining contract charges                --              --               --
 2008  Lowest contract charges                --              --           (40.50)%
    Highest contract charges                  --            2.22%          (45.85)%
    Remaining contract charges                --              --               --
 2007  Lowest contract charges                --            1.89%            7.29%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
 2006  Lowest contract charges                --            1.39%           27.63%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
PUTNAM VT INTERNATIONAL EQUITY FUND
 2010  Lowest contract charges                --            3.64%           10.03%
    Highest contract charges                  --            3.84%           10.27%
    Remaining contract charges                --              --               --
 2009  Lowest contract charges                --              --            24.63%
    Highest contract charges                  --              --            25.00%
    Remaining contract charges                --              --               --
 2008  Lowest contract charges                --              --           (43.84)%
    Highest contract charges                  --            2.07%          (43.95)%
    Remaining contract charges                --              --               --
 2007  Lowest contract charges                --            2.73%            8.37%
    Highest contract charges                  --            3.00%            8.61%
    Remaining contract charges                --              --               --
 2006  Lowest contract charges                --              --            28.04%
    Highest contract charges                  --            0.56%           27.72%
    Remaining contract charges                --              --               --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH
 FUND+
 2010  Lowest contract charges           21,971    $17.492096        $384,326
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges           26,829     15.550584         417,207
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges           34,546     11.206894         387,151
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges           40,390     19.444746         785,368
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           44,245     17.128684         757,854
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
PUTNAM VT INVESTORS FUND
 2010  Lowest contract charges           30,831     10.560103         325,582
    Highest contract charges                509     13.132090           6,687
    Remaining contract charges               --            --              --
 2009  Lowest contract charges           43,495      9.243957         402,065
    Highest contract charges                 14     11.527606             163
    Remaining contract charges               --            --              --
 2008  Lowest contract charges           56,014      7.046749         394,718
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges           69,472     11.636062         808,385
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           92,763     12.236223       1,135,072
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
PUTNAM VT MONEY MARKET FUND
 2010  Lowest contract charges           34,556      1.802966          62,303
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges           39,307      1.802303          70,843
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges           44,313      1.796082          79,589
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges           49,479      1.746726          86,425
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          161,668      1.662379         268,753
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
PUTNAM VT INTERNATIONAL GROWTH
 FUND+
 2010  Lowest contract charges           --              3.20%             12.49%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              1.94%             38.76%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              1.92%            (42.37)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              1.07%             13.52%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              1.56%             26.42%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
PUTNAM VT INVESTORS FUND
 2010  Lowest contract charges           --              1.56%             14.24%
    Highest contract charges             --              0.06%             13.92%
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              1.58%             31.18%
    Highest contract charges             --                --              15.28%
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              0.55%            (39.44)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.60%             (4.91)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.66%             14.24%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
PUTNAM VT MONEY MARKET FUND
 2010  Lowest contract charges           --              0.04%              0.04%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              0.36%              0.35%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              2.80%              2.83%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              4.95%              5.07%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              4.48%              4.63%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND+
 2010  Lowest contract charges           15,835    $15.528059        $245,889
    Highest contract charges            291,979     25.291913       7,384,715
    Remaining contract charges               --            --              --
 2009  Lowest contract charges           16,595     12.988059         215,530
    Highest contract charges            281,357     21.099132       5,936,382
    Remaining contract charges               --            --              --
 2008  Lowest contract charges           15,947      9.829288         156,744
    Highest contract charges            306,516     15.925954       4,881,566
    Remaining contract charges               --            --              --
 2007  Lowest contract charges           14,600     16.046422         234,282
    Highest contract charges            339,285     25.945436       8,802,895
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           11,697     15.175568         177,503
    Highest contract charges            365,885     24.472443       8,954,103
    Remaining contract charges               --            --              --
PUTNAM VT SMALL CAP VALUE FUND
 2010  Lowest contract charges          123,172     10.350514       1,274,893
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          155,230      8.215811       1,275,340
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          128,307      6.246201         801,429
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          103,118     10.300530       1,062,173
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           48,107     11.801519         567,736
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
PUTNAM VT GEORGE PUTNAM BALANCED
 FUND+
 2010  Lowest contract charges           16,470     13.409259         220,849
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges           20,292     12.059130         244,699
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges           25,728      9.580101         246,476
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges           34,699     16.092548         558,392
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           42,590     15.910698         677,633
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
PUTNAM VT MULTI-CAP GROWTH FUND+
 2010  Lowest contract charges           --              0.34%             19.56%
    Highest contract charges             --              0.57%             19.87%
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              0.36%             32.14%
    Highest contract charges             --              0.68%             32.48%
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --                --             (38.75)%
    Highest contract charges             --              0.31%            (38.62)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --                --               5.74%
    Highest contract charges             --              0.16%              6.02%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --                --               8.56%
    Highest contract charges             --              0.17%              8.82%
    Remaining contract charges           --                --                 --
PUTNAM VT SMALL CAP VALUE FUND
 2010  Lowest contract charges           --              0.30%             25.98%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              1.33%             31.53%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              1.45%            (39.36)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.51%            (12.72)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.23%             17.30%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
PUTNAM VT GEORGE PUTNAM BALANCED
 FUND+
 2010  Lowest contract charges           --              5.46%             11.20%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              5.05%             25.88%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              5.41%            (40.47)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              3.11%              1.14%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              2.72%             12.23%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                     UNIT         CONTRACT
SUB-ACCOUNT                           UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------
PUTNAM VT GLOBAL UTILITIES FUND
 2010  Lowest contract charges           15,255    $29.182239        $445,167
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges           18,293     28.580962         522,843
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges           22,240     26.547468         590,405
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges           26,487     38.103792       1,009,246
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           32,196     31.688447       1,020,255
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
PUTNAM VT VOYAGER FUND
 2010  Lowest contract charges          346,133     42.844173      14,829,769
    Highest contract charges             38,655     17.266105         667,427
    Remaining contract charges               --            --              --
 2009  Lowest contract charges          376,637     35.386121      13,327,724
    Highest contract charges             25,420     14.293431         363,335
    Remaining contract charges               --            --              --
 2008  Lowest contract charges          426,186     21.538000       9,179,182
    Highest contract charges             27,624      8.721088         240,912
    Remaining contract charges               --            --              --
 2007  Lowest contract charges          457,343     34.117626      15,603,440
    Highest contract charges             28,686     13.849855         397,296
    Remaining contract charges               --            --              --
 2006  Lowest contract charges          532,959     32.251178      17,188,555
    Highest contract charges             27,627     13.125279         362,608
    Remaining contract charges               --            --              --
PUTNAM VT CAPITAL OPPORTUNITIES
 FUND
 2010  Lowest contract charges           80,090     19.942323       1,597,180
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2009  Lowest contract charges           76,256     15.395267       1,173,989
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2008  Lowest contract charges           83,552     10.572218         883,334
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2007  Lowest contract charges           80,876     16.311191       1,319,183
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --
 2006  Lowest contract charges           67,540     18.033203       1,217,954
    Highest contract charges                 --            --              --
    Remaining contract charges               --            --              --

                                                     INVESTMENT
                                      EXPENSE          INCOME             TOTAL
SUB-ACCOUNT                           RATIO*          RATIO**           RETURN***
---------------------------------  --------------------------------------------------
PUTNAM VT GLOBAL UTILITIES FUND
 2010  Lowest contract charges           --              4.19%              2.10%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              4.63%              7.66%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              2.61%            (30.33)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              1.97%             20.25%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              3.22%             27.31%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
PUTNAM VT VOYAGER FUND
 2010  Lowest contract charges           --              1.46%             21.08%
    Highest contract charges             --              1.07%             20.80%
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              1.13%             64.30%
    Highest contract charges             --              0.71%             63.90%
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              0.29%            (36.87)%
    Highest contract charges             --                --             (37.03)%
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --              0.03%              5.79%
    Highest contract charges             --                --               5.52%
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.37%              5.70%
    Highest contract charges             --              0.10%              5.44%
    Remaining contract charges           --                --                 --
PUTNAM VT CAPITAL OPPORTUNITIES
 FUND
 2010  Lowest contract charges           --              0.25%             29.54%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2009  Lowest contract charges           --              0.61%             45.62%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2008  Lowest contract charges           --              0.47%            (35.18)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2007  Lowest contract charges           --                --              (9.55)%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --
 2006  Lowest contract charges           --              0.09%             15.21%
    Highest contract charges             --                --                 --
    Remaining contract charges           --                --                 --

-------------------------------------------------------------------------------

                                                           UNIT         CONTRACT
SUB-ACCOUNT                                 UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND
 2010  Lowest contract charges                 72,110    $16.249834      $1,171,769
    Highest contract charges                   35,951     15.639461         562,258
    Remaining contract charges                     --            --              --
 2009  Lowest contract charges                 91,972     14.430719       1,327,228
    Highest contract charges                   43,644     13.861395         604,971
    Remaining contract charges                     --            --              --
 2008  Lowest contract charges                 80,477     11.322627         911,210
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges                 81,357     16.442989       1,337,753
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges                 89,879     15.934960       1,432,215
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
INVESCO VAN KAMPEN V.I. GROWTH AND
 INCOME FUND+
 2010  Lowest contract charges                 15,975     14.645491         233,960
    Highest contract charges                   94,176     10.267992         966,996
    Remaining contract charges                     --            --              --
 2009  Lowest contract charges                 15,982     13.054030         208,633
    Highest contract charges                   85,347      9.152221         781,113
    Remaining contract charges                     --            --              --
 2008  Lowest contract charges                 19,029     10.518188         200,158
    Highest contract charges                   27,248      7.374331         200,932
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges                 19,485     15.515559         302,317
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges                 16,764     15.133669         253,706
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --

                                                        INVESTMENT
                                           EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                                RATIO*        RATIO**         RETURN***
---------------------------------------  --------------------------------------------
PUTNAM VT EQUITY INCOME FUND
 2010  Lowest contract charges                --            2.17%           12.61%
    Highest contract charges                  --            2.29%           12.83%
    Remaining contract charges                --              --               --
 2009  Lowest contract charges                --            0.95%           27.45%
    Highest contract charges                  --            1.78%           38.61%
    Remaining contract charges                --              --               --
 2008  Lowest contract charges                --            1.96%          (31.14)%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
 2007  Lowest contract charges                --            1.32%            3.19%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
 2006  Lowest contract charges                --            1.15%           18.84%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
INVESCO VAN KAMPEN V.I. GROWTH AND
 INCOME FUND+
 2010  Lowest contract charges                --            0.10%           12.19%
    Highest contract charges                  --            0.10%           12.19%
    Remaining contract charges                --              --               --
 2009  Lowest contract charges                --            3.75%           24.11%
    Highest contract charges                  --            3.53%           24.11%
    Remaining contract charges                --              --               --
 2008  Lowest contract charges                --            1.85%          (32.21)%
    Highest contract charges                  --              --           (26.26)%
    Remaining contract charges                --              --               --
 2007  Lowest contract charges                --            1.28%            2.52%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
 2006  Lowest contract charges                --            0.92%           15.97%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --

SEPARATE ACCOUNT VL II

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                           UNIT         CONTRACT
SUB-ACCOUNT                                 UNITS      FAIR VALUE #  OWNERS' EQUITY
-----------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND+
 2010  Lowest contract charges                510,520    $11.221180      $5,728,634
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2009  Lowest contract charges                531,692      9.698918       5,156,833
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2008  Lowest contract charges                518,655      7.553239       3,917,527
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2007  Lowest contract charges                479,299     11.765234       5,639,069
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --
 2006  Lowest contract charges                336,078     12.045674       4,048,281
    Highest contract charges                       --            --              --
    Remaining contract charges                     --            --              --

                                                        INVESTMENT
                                           EXPENSE        INCOME           TOTAL
SUB-ACCOUNT                                RATIO*        RATIO**         RETURN***
---------------------------------------  --------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND+
 2010  Lowest contract charges                --            0.13%           15.70%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
 2009  Lowest contract charges                --            4.33%           28.41%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
 2008  Lowest contract charges                --            2.23%          (35.80)%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
 2007  Lowest contract charges                --            1.37%           (2.33)%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --
 2006  Lowest contract charges                --            0.39%           16.04%
    Highest contract charges                  --              --               --
    Remaining contract charges                --              --               --

* This represents the non-annualized expense rate and considers only those expenses that are charged through a reduction of unit values which are presented within the accompanying Statements of Operations. The ratio is calculated by dividing the contract charges incurred by the average daily net assets of the respective contract for the period funded. Annualized expense rates are presented in the footnotes following this disclosure. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units.

** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the fund's manager, divided by the average net assets. The recognition of investment income by the Sub- Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests.

*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

#  Rounded unit values

+   See parenthetical for this Sub-Account in Note 1.

    Summary of the Account's expense charges, including Mortality and Expense Risk Charges, Administrative Charges, Issue Charges, and Riders (if applicable). These fees are assessed through a redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

    The Company will make certain deductions ranging from 0.65% to 0.80% of the Sub-Account's average daily net assets for mortality and expense risks undertaken by the Company.

    These charges are a redemption of units.

ADMINISTRATIVE CHARGES:

       a) The Company will make certain deductions ranging from $10.00 to $30.00 plus $0.03 to $0.05 per month per $1,000 of the face amount at the policy issue date in supplemental fees for administrative services provided by the Company.

    These charges are a redemption of units.

ISSUE CHARGES:

    The Company will made certain deductions of $20 plus $0.05 per $1,000 of the initial face amount for issue charges.

    These charges are a redemption of units.

-------------------------------------------------------------------------------

RIDERS:

    The Company will also make certain deductions for various Rider charges:

       - Estate Protection Rider (per $1,000 of the net amount at risk) $0.2496 - $185.76

       - Last Survivor Yearly Renewable Term Insurance Rider (per $1,000 of the net amount at risk) $0.0012 - $27.894

       - Single Life Yearly Renewable Term Life Insurance Rider (per $1,000 of the net amount at risk) $1.01 - $179.44

       -   Deduction Amount Waiver Rider (of the monthly deduction amount) 6.90%
           - 34.50%

       - Waiver of Specified Amount Disability Benefit Rider (per $1 of specified amount) $0.040 - $0.107

       - Accidental Death Benefit Rider (per $1,000 of the net amount at risk) $1.00 - $2.16

       - Term Insurance Rider (per $1,000 of the net amount at risk) $0.0912 - $158.98

       -   Child Insurance Rider (pre $1,000 of coverage) $6.00

       - LifeAccess Accelerated Benefit Rider (per $1,000 of the benefit net amount at risk) $0.0409 - $41.18

       -   Accelerated Death Benefit Rider $300.00

       - Guaranteed Minimum Accumulation Benefit Rider Annual % of separate account value 0.90%

       - Guaranteed Paid-Up death Benefit Rider Annual % of separate account value 0.75%

       - Disability Access Rider -- Monthly Charge (per $100 of monthly benefit) $0.96 - $16.80

       -   Disability Access Rider -- First Year Monthly Rider Issue Fee $10.00

    These charges are a redemption of units.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

STATUTORY-BASIS FINANCIAL STATEMENTS AND
INDEPENDENT AUDITORS' REPORT

Years Ended December 31, 2010 and 2009 and 2008

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                               TABLE OF CONTENTS

                                                                        PAGE
--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT                                             F-3
STATUTORY-BASIS FINANCIAL STATEMENTS:
 Statements of Admitted Assets, Liabilities and Capital and              F-4
  Surplus
 Statements of Operations                                                F-5
 Statements of Changes in Capital and Surplus                            F-6
 Statements of Cash Flows                                                F-7
 Notes to Statutory-Basis Financial Statements                           F-8

[DELOITTE LOGO]                               DELOITTE & TOUCHE LLP
                                              City Place I, 32nd Floor
                                              185 Asylum Street
                                              Hartford, CT 06103-3402
                                              USA
                                              Tel: +1 860 725 3000
                                              Fax: +1 860 725 3500
                                              www.deloitte.com

                          INDEPENDENT AUDITORS' REPORT

To the Board of Directors of
Hartford Life and Annuity Insurance Company
Hartford, Connecticut

We have audited the accompanying statutory-basis statements of admitted assets, liabilities, and surplus of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2010 and 2009, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2010. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards as established by the Auditing Standards Board (United States) and in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 2 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, and such practices differ from accounting principles generally accepted in the United States of America. The effects on such financial statements of the difference between the statutory basis of accounting and accounting principles generally accepted in the United States of America are also described in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2010 and 2009, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2010.

However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and surplus of Hartford Life and Annuity Insurance Company as of December 31, 2010 and 2009, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2010, on the basis of accounting described in Note 2.

As discussed in Note 2 to the statutory-basis financial statements, the Company changed its method of accounting and reporting for deferred income taxes in 2009 and 2008. In 2009, the Company adopted Statement of Statutory Accounting Principle No. 10R and in 2008, the Company received approval from the State of Connecticut Insurance Department for the use of a permitted practice related to the accounting for deferred income taxes, which expired at the end of 2009.

/s/ Deloitte & Touche LLP
April 11, 2011                  MEMBER OF
                                DELOITTE TOUCHE TOHMATSU

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                    ADMITTED ASSETS, LIABILITIES AND SURPLUS
                               (STATUTORY BASIS)
                             (AMOUNTS IN THOUSANDS)

                                                AS OF DECEMBER 31,
                                             2010                 2009
--------------------------------------------------------------------------------
ADMITTED ASSETS
 Bonds                                      $9,692,232           $8,596,645
 Common and preferred stocks                   758,303            1,185,816
 Mortgage loans                                436,752              490,227
 Real estate                                    26,632               27,644
 Contract loans                                364,509              352,829
 Cash and short-term investments             1,573,473            1,582,479
 Derivatives                                   865,863              324,260
 Other invested assets                         266,361              398,313
                                        --------------       --------------
   TOTAL CASH AND INVESTED ASSETS           13,984,125           12,958,213
                                        --------------       --------------
 Investment income due and
  accrued                                      101,421              157,065
 Amounts receivable for
  reinsurance                                  129,186              707,096
 Federal income taxes recoverable              307,272                   --
 Deferred tax asset                            544,413              401,530
 Receivables from parent,
  subsidiaries and affiliates                   26,596               20,453
 Other assets                                  113,920               82,951
 Separate Account assets                    58,419,988           59,079,204
                                        --------------       --------------
            TOTAL ADMITTED ASSETS          $73,626,921          $73,406,512
                                        --------------       --------------
LIABILITIES
 Aggregate reserves future
  benefits                                  $8,789,732           $8,133,755
 Liability for deposit type
  contracts                                     67,566               70,613
 Policy and contract claim
  liabilities                                   41,643               33,983
 Asset valuation reserve                        16,559               25,564
 Interest Maintenance Reserve                   43,796                   --
 Payable to parent, subsidiaries
  or affiliates                                 45,866               46,166
 Accrued expense allowances and
  other amounts
  Due from Separate Account                 (1,301,618)          (1,612,929)
  Federal income tax due or
   accrued                                          --               97,107
 Funds held under reinsurance
  treaties with unauthorized
  reinsurers                                 1,999,769            2,154,318
 Collateral on derivatives                     714,454              243,255
 Other liabilities                             726,627            1,049,875
 Separate Account liabilities               58,419,988           59,079,204
                                        --------------       --------------
                TOTAL LIABILITIES           69,564,382           69,320,911
                                        --------------       --------------
CAPITAL AND SURPLUS
 Common stock -- 3,000 shares
  authorized, 2,000 shares issued
  and outstanding                                2,500                2,500
 Aggregate write-ins for other
  than special surplus funds                   182,105              189,963
 Gross paid-in and contributed
  surplus                                    2,890,696            2,889,208
 Aggregate write-ins for special
  surplus funds                                181,471              266,358
 Unassigned funds                              805,767              737,572
                                        --------------       --------------
        TOTAL CAPITAL AND SURPLUS            4,062,539            4,085,601
                                        --------------       --------------
   TOTAL LIABILITIES, CAPITAL AND
                          SURPLUS          $73,626,921          $73,406,512
                                        --------------       --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                             (AMOUNTS IN THOUSANDS)

                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                                         2010                 2009                 2008
---------------------------------------------------------------------------------------------------------------------------------
REVENUES
 Premiums and annuity considerations                                    $1,110,040         $(55,103,285)          $9,352,507
 Net investment income                                                     651,852              507,049              376,034
 Commissions and expense allowances on reinsurance ceded                    90,334              210,712              229,723
 Reserve adjustments on reinsurance                                     (6,345,615)          56,553,042              (18,161)
 Fee income                                                              1,452,299            1,345,461            1,602,040
 Other revenues                                                             26,437                9,945               71,925
                                                                    --------------       --------------       --------------
                                                    TOTAL REVENUES      (3,014,653)           3,522,924           11,614,068
                                                                    --------------       --------------       --------------
BENEFITS AND EXPENSES
 Death and annuity benefits                                                696,946              617,438              648,881
 Disability and other benefits                                               9,295                9,760                9,181
 Surrenders and other fund withdrawals                                     283,346            5,401,796            9,965,053
 Commissions                                                               509,399              540,146              834,850
 Increase (decrease) in aggregate reserves for life and accident
  and health policies                                                      648,536           (2,639,943)           4,809,456
 General insurance expenses                                                367,575              398,688              448,657
 Net transfers from Separate Account                                    (6,144,421)          (3,807,521)          (1,671,681)
 Modified coinsurance adjustment on reinsurance assumed                   (236,816)            (227,647)            (339,634)
 Other expenses                                                            148,320              104,817               99,317
                                                                    --------------       --------------       --------------
                                       TOTAL BENEFITS AND EXPENSES      (3,717,820)             397,534           14,804,080
                                                                    --------------       --------------       --------------
 Net gain (loss) from operations before federal income tax expense         703,167            3,125,390           (3,190,012)
 Federal income tax (benefit) expense                                      (65,495)             446,708             (245,745)
                                                                    --------------       --------------       --------------
                                   NET GAIN (LOSS) FROM OPERATIONS         768,662            2,678,682           (2,944,267)
                                                                    --------------       --------------       --------------
 Net realized capital (losses) gains, after tax                           (688,718)            (270,071)             961,162
                                                                    --------------       --------------       --------------
                                                 NET INCOME (LOSS)         $79,944           $2,408,611          $(1,983,105)
                                                                    --------------       --------------       --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                                           2010                2009                2008
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 3,000 SHARES AUTHORIZED, 2,000 SHARES ISSUED AND
 OUTSTANDING
                                                                       -------------       -------------       -------------
 Balance, beginning and end of year                                           $2,500              $2,500              $2,500
                                                                       -------------       -------------       -------------
GROSS PAID-IN AND CONTRIBUTED SURPLUS,
 Balance, beginning of year                                                2,889,208           1,692,530           1,483,869
 Capital contribution                                                          1,488           1,196,678             208,661
                                                                       -------------       -------------       -------------
                                                 BALANCE, END OF YEAR      2,890,696           2,889,208           1,692,530
                                                                       -------------       -------------       -------------
AGGREGATE WRITE-INS FOR OTHER THAN SPECIAL SURPLUS FUNDS
 Balance, beginning of year                                                  189,963             497,354             194,430
 (Loss) gain on inforce reinsurance                                           (7,858)             (7,777)              3,310
 Permitted practice DTA                                                           --            (299,614)            299,614
                                                                       -------------       -------------       -------------
                                                 BALANCE, END OF YEAR        182,105             189,963             497,354
                                                                       -------------       -------------       -------------
AGGREGATE WRITE-INS FOR SPECIAL SURPLUS FUNDS
 Balance, beginning of year                                                  266,358                  --                  --
 Change to additional admitted deferred tax asset                            (84,887)            266,358                  --
                                                                       -------------       -------------       -------------
                                                 BALANCE, END OF YEAR        181,471             266,358                  --
                                                                       -------------       -------------       -------------
UNASSIGNED FUNDS
 Balance, beginning of year                                                  737,572             (14,526)            875,789
 Net income (loss)                                                            79,944           2,408,611          (1,983,105)
 Change in net unrealized capital (losses) gains on common stocks and
  other invested assets                                                     (342,230)         (1,127,255)            731,679
 Change in net unrealized foreign exchange capital gains (losses)            151,724              31,071             (34,794)
 Change in net deferred income tax                                            47,041            (424,460)            669,251
 Change in asset valuation reserve                                             9,005             (19,560)             40,851
 Change in non-admitted assets                                               211,753            (405,548)           (182,691)
 Change in reserve on account of change in valuation basis                        --                  --              23,935
 Cumulative effect of change in accounting principles                             --              (5,644)                 --
 Change in liability for reinsurance in unauthorized companies                 4,737              (4,731)                559
 Cumulative effect of permitted practice DTA                                      --             299,614                  --
 Dividends to stockholder                                                    (72,000)                 --            (156,000)
 Correction of prior year error                                              (21,779)                 --                  --
                                                                       -------------       -------------       -------------
                                                 BALANCE, END OF YEAR        805,767             737,572             (14,526)
                                                                       -------------       -------------       -------------
CAPITAL AND SURPLUS,
                                                                       -------------       -------------       -------------
 Balance, end of year                                                     $4,062,539          $4,085,601          $2,177,858
                                                                       -------------       -------------       -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                             (AMOUNTS IN THOUSANDS)

                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                                         2010                 2009                 2008
---------------------------------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Premiums and annuity considerations                                    $1,167,275         $(55,110,502)          $9,351,978
 Net investment income                                                     763,046              492,876              408,199
 Reserve adjustments on reinsurance                                     (6,345,615)          56,553,042              (18,161)
 Miscellaneous income                                                    1,553,382            1,567,209            1,904,094
                                                                    --------------       --------------       --------------
  Total income                                                          (2,861,912)           3,502,625           11,646,110
                                                                    --------------       --------------       --------------
 Benefits paid                                                             549,412            6,195,957           10,733,727
 Federal income tax payments (recoveries)                                  363,856              174,428              (96,263)
 Net transfers from separate accounts                                   (6,455,732)          (3,836,677)          (1,671,681)
 Other expenses (benefits)                                                 327,669            2,346,022           (2,295,760)
                                                                    --------------       --------------       --------------
  Total benefits and expenses                                           (5,214,795)           4,879,730            6,670,023
                                                                    --------------       --------------       --------------
                         NET CASH PROVIDED BY OPERATING ACTIVITIES       2,352,883           (1,377,105)           4,976,087
                                                                    --------------       --------------       --------------
INVESTING ACTIVITIES
 PROCEEDS FROM INVESTMENTS SOLD, MATURED OR REPAID
 Bonds                                                                   5,961,462            7,400,338              779,818
 Common and preferred stocks                                               133,591                6,812               38,676
 Mortgage loans                                                             82,742              124,749               17,014
 Derivatives and other                                                     600,108            1,657,337              878,786
                                                                    --------------       --------------       --------------
  Total investment proceeds                                              6,777,903            9,189,236            1,714,294
                                                                    --------------       --------------       --------------
 COST OF INVESTMENTS ACQUIRED
 Bonds                                                                   6,988,481            7,675,090            3,706,708
 Common and preferred stocks                                                51,046            1,824,388               19,943
 Mortgage loans                                                             33,125               51,678              278,706
 Real estate                                                                   107                   --                   --
 Derivatives and other                                                   1,755,491              297,106            1,529,747
                                                                    --------------       --------------       --------------
  Total investments acquired                                             8,828,250            9,848,262            5,535,104
                                                                    --------------       --------------       --------------
 Net increase (decrease) in contract loans                                  11,680               (2,091)              11,147
                                                                    --------------       --------------       --------------
                            NET CASH USED FOR INVESTING ACTIVITIES      (2,062,027)            (656,935)          (3,831,957)
                                                                    --------------       --------------       --------------
FINANCING AND MISCELLANEOUS ACTIVITIES
 Capital contribution                                                           --              486,062              208,661
 Dividends to stockholder                                                  (72,000)                  --             (156,000)
 Funds held under reinsurance treaties with unauthorized
  reinsurers                                                              (154,549)           1,140,679            1,013,639
 Net other cash (used) provided                                            (73,313)            (336,375)            (449,560)
                                                                    --------------       --------------       --------------
                     NET CASH (USED FOR) PROVIDED BY FINANCING AND
                                          MISCELLANEOUS ACTIVITIES        (299,862)           1,290,366              616,740
                                                                    --------------       --------------       --------------
 Net increase in cash and short-term investments                            (9,006)            (743,674)           1,760,870
 Cash and short-term investments, beginning of year                      1,582,479            2,326,153              565,283
                                                                    --------------       --------------       --------------
                      CASH AND SHORT-TERM INVESTMENTS, END OF YEAR      $1,573,473           $1,582,479           $2,326,153
                                                                    --------------       --------------       --------------
Note: Supplemental disclosures of cash flow information for
 non-cash transactions:
 Capital contribution from Hartford Life Insurance Company to
  settle intercompany balances related to stock compensation                 1,488                4,541                3,815
 Capital contribution of subsidiary from Hartford Life insurance
  Company                                                                       --            1,406,075                   --
 Distribution of White River Life Reinsurance Company shares to
  Hartford Life Insurance Company                                               --             (700,000)                  --
Stocks: subsidiary Hartford Life, Ltd. contributed to subsidiary
 Hartford Life International, Ltd.                                          29,472                   --                   --

                       SEE NOTES TO FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2010 AND 2009 AND 2008
(DOLLAR AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

--------------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS

Hartford Life and Annuity Insurance Company ("HLAI" or the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford").

Effective September 30, 2009, HLIC contributed the following wholly-owned subsidiaries, including European insurance operations, several broker-dealer entities and investment advisory and service entities to the Company:

-   Hartford Financial Services, LLC

-   Hartford Life International, Ltd.

-   Woodbury Financial Services, Inc.

The contribution was made to more closely align entities with the company issuing the business as well as to more efficiently deploy capital across the organization.

On September 29, 2010, the Company contributed Hartford Life Ltd., a wholly -- owned subsidiary based in Bermuda, to Hartford Life International, Ltd, also a wholly-owned subsidiary, in order to align all of the Company's foreign subsidiaries under one foreign holding company.

The Company offers a complete line of fixed and variable annuities, universal and traditional individual life insurance and benefit products such as disability insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The accompanying statutory-basis financial statements of HLAI have been prepared in conformity with statutory accounting practices prescribed or permitted by the State of Connecticut Department of Insurance ("the Department"). The Department recognizes only statutory accounting practices prescribed or permitted by the State of Connecticut for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under the State of Connecticut Insurance Law. The National Association of Insurance Commissioners' Accounting Practices and Procedures Manual ("NAIC SAP") has been adopted as a component of prescribed practices by the State of Connecticut.

A difference prescribed by Connecticut state law allows the Company to receive a reinsurance reserve credit for reinsurance treaties that provide for a limited right of unilateral cancellation by the reinsurer. Even if the Company did not obtain reinsurance reserve credit for this reinsurance treaty, the Company's risk-based capital would not have triggered a regulatory event.

For the year ended December 31, 2008, the Company received approval from the Department to utilize a permitted practice to modify the statutory accounting for deferred income taxes prescribed by NAIC SAP by increasing the realization period for deferred tax assets from one year to three years and increasing the asset recognition limit from 10% to 15% of adjusted statutory capital and surplus. The benefits of this permitted practice were not considered by the Company when determining surplus available for dividends. The Company was required to maintain its risk-based capital ratio at or above 250% and submit a quarterly certification of its deferred tax asset calculation to the Department. If the Company had not used this permitted practice, its risk-based capital would not have triggered a regulatory event. For the annual period ending December 31, 2009, the Company adopted Statement of Statutory Accounting Principles ("SSAP") No. 10R, INCOME TAXES -- REVISED, A TEMPORARY REPLACEMENT OF SSAP NO. 10R, which incorporates the modification described in the aforementioned permitted practice.

A reconciliation of the Company's net income and capital and surplus between NAIC SAP and practices prescribed by the Department is shown below:

                                                                             2010                2009                 2008
                                                                         -------------       -------------       --------------
NET INCOME (LOSS), STATE OF CONNECTICUT BASIS                                  $79,944           $2408,611          $(1,983,105)
State prescribed practice:
Reinsurance reserve credit                                                       3,087             153,169             (142,389)
                                                                         -------------       -------------       --------------
                                            NET INCOME (LOSS), NAIC SAP        $83,031          $2,561,780          $(2,125,494)
                                                                         -------------       -------------       --------------
Statutory capital and surplus, State of Connecticut Basis                   $4,062,539          $4,085,601           $2,177,858
State permitted and prescribed practice:
Reinsurance reserve credit -- prescribed practice                             (234,315)           (237,402)            (390,571)
Deferred income taxes -- permitted practice                                         --                  --             (299,614)
                                                                         -------------       -------------       --------------
                                STATUTORY CAPITAL AND SURPLUS, NAIC SAP     $3,828,224          $3,848,199           $1,487,673
                                                                         -------------       -------------       --------------

The Company does not follow any other permitted or prescribed statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

The preparation of financial statements in conformity with NAIC SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life and accident and health policies, evaluation of other-than-temporary impairments, valuation of derivatives and contingencies relating to corporate litigation and regulatory matters Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the statutory-basis financial statements. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Accounting practices and procedures as prescribed and permitted by the Department are different in certain material respects from accounting principles generally accepted in the Unites States of America ("GAAP"). The more significant differences are:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements are charged to expense when incurred for statutory purposes rather than amortized to income as premiums are earned or in relation to gross profits of the underlying policies for GAAP purposes.

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the National Association of Insurance Commissioners ("NAIC"), which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits ("GMDB") are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered embedded derivatives and reported at fair value;

(4) excluding certain assets designated as non-admitted assets from the admitted assets, liabilities and surplus statement for statutory purposes by directly charging surplus;

(5) the calculation of post retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized. For statutory accounting, the remaining obligation is expected to be recognized ratably over the next 6 years;

(6) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve ("AVR")) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve ("IMR")) for statutory purposes; whereas on a

     GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(7) the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(8) for statutory purposes, investments in unaffiliated bonds other than loan-backed and structured securities, rated in NAIC classes 1 through 5 are carried at amortized cost, and unaffiliated bonds other than loan-backed and structured securities, rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Loan-backed bonds and structured securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of Statement of Statutory Accounting Principles ("SSAP") No. 43 -- Revised ( Loan-backed and Structured Securities). GAAP requires that fixed maturities and loan-backed and structured securities be classified as "held-to maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds and loan-backed securities were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of stockholder's equity,

(9) for statutory purposes, Separate Account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of Separate Account assets, less applicable surrender charges. The Separate Account surplus generated by these reserving methods is recorded as an amount due to or from the Separate Account on the statutory-basis admitted assets, liabilities and surplus statement, with changes reflected in the statutory-basis results of operations. On a GAAP basis, Separate Account assets and liabilities must meet specific conditions to qualify as a Separate Account asset or liability. Amounts reported for Separate Account assets and liabilities are based upon the fair value of the underlying assets;

(10) the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus;

(11) deferred income taxes, which provide for statutory/tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences and are charged as a component of net income;

(12) comprehensive income and its components are not presented in the statutory-basis financial statements;

(13) for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP, derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of stockholder equity. In addition, statutory accounting does not record the hedge ineffectiveness on qualified hedge positions, whereas, GAAP records the hedge ineffectiveness in earnings; and

(14) embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted and reported separately.

As of and for the years ended December 31, GAAP basis net income (loss) and stockholder's equity for the Company are as follows:

                                 2010          2009               2008
--------------------------------------------------------------------------------
Net income (loss)                $490,291     $(520,467)        $(2,431,996)
Stockholder's equity            3,928,046     3,562,235           1,543,717

AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.25% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.50% to 9.50% and using the Commissioner's Annuity Reserve Valuation Method ("CARVM"). Accident and health reserves are established using a two year preliminary term method and morbidity tables based primarily on Company experience.

For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve.

Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half (1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.

During 2009, the Company adopted Actuarial Guideline No. 43 ("AG 43"), CARVM for Variable Annuities, which codifies the reserve valuation standards for variable annuity and other contracts involving certain guaranteed benefits. The implementation of AG 43 did not have a material impact on the Company's net income and capital and surplus.

During 2008, the Company changed it's reserving methodologies relating to CARVM calculations for two blocks of Fortis Adaptable life policies. The change resulted in a basis change which lowered reserves by $23,935 and was reported as a direct increase to surplus.

As of December 31, 2010 and 2009, the Company had $16,735,685 and $15,982,557
respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2010 and 2009 totaled $75,161 and $70,973, respectively.

The Company has established Separate Accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's general account assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2010 (including general and Separate Account liabilities) are as follows:

                                                                     % OF
                                                  AMOUNT            TOTAL
--------------------------------------------------------------------------------
Subject to discretionary withdrawal with
 fair value adjustment
 In a lump sum reflecting changes in              $1,748,888           3.01  %
  interest rates or asset values
 In installments over 5 years or more, with
  or w/o reduction in interest rates
  At book value less current surrender               385,881           0.67  %
   charge of 5% or more
  At fair value                                   53,269,229          91.83  %
                                              --------------       --------  ---
      TOTAL WITH ADJUSTMENT OR AT FAIR VALUE      55,403,998          95.51  %
                                              --------------       --------  ---
 At book value without adjustment (minimal
  or no charge or adjustment)
  In a lump sum without adjustment                 1,311,559           2.26  %
  Installments over less than 5 years                     --           0.00  %
  In a lump sum subject to a fixed surrender         891,217           1.54  %
   charge of less than 5%
  In a lump sum subject to surrender charge               --           0.00  %
  All others                                              --           0.00  %
  Not subject to discretionary withdrawal            404,733           0.70  %
                                              --------------       --------  ---
Total (Gross)                                     58,011,507         100.00  %
Reinsurance ceded                                    159,982
                                              --------------
                                 TOTAL (NET)     $57,851,525
                                              --------------
Reconciliation of total annuity actuarial
 reserves and deposit fund liabilities:
 Life and Accident & Health Annual
  Statement:
  Exhibit 5, Annuities Section, Total (net)       $4,404,910
  Exhibit 5, Supplementary Contract Section,           3,987
   Total (net)
  Exhibit 7, Deposit-Type Contracts Section,          67,566
   Column 1, Line 14
                                              --------------
                                    SUBTOTAL       4,476,463
 Separate Account Annual Statement:
  Exhibit 3, Column 2, Total line                 53,375,062
  Exhibit 3, Column 2, Total line                         --
  Policyholder dividend and coupon                        --
   accumulations
  Policyholder premiums                                   --
  Guaranteed interest contracts                           --
  Other contract deposit funds, Exhibit 4,                --
   Line 9
                                              --------------
                                    SUBTOTAL      53,375,062
                                              --------------
                              COMBINED TOTAL     $57,851,525
                                              --------------

INVESTMENTS

Other than loan-backed and structured securities, investments in unaffiliated bonds rated in NAIC classes 1-5 are carried at amortized cost and unaffiliated bonds rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost. Unaffiliated common stocks are carried at fair value. Investments in stocks of uncombined subsidiaries, controlled and affiliated ("SCA") companies are based on the net worth of the subsidiary in accordance with SSAP No. 97 (Investment in Subsidiary, Controlled, and Affiliated Entities, a replacement of SSAP No. 88). The change in the carrying value is recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus. Unaffiliated preferred stocks are carried at cost, lower of cost or amortized cost, or fair value depending on the assigned credit rating and whether the preferred stock is redeemable or non-redeemable. Mortgage loans on real estate are stated at the outstanding principal balance, less any allowances for credit losses. Loan-backed bonds and structured securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of SSAP No. 43 -- Revised. Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the prospective method, except for highly rated fixed rate securities, which use the retrospective method. The Company has ownership interests in joint ventures, investment partnerships and limited liability companies. The Company carries these interests based upon audited financial statements in accordance with SSAP No. 48 (Joint Ventures, Partnerships and Limited Liability Companies). Contract loans are carried at outstanding balance, which approximates fair value.

Interest income from fixed maturities and mortgage loans is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For fixed rate securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. The Company has not elected under SSAP No. 43 -- Revised to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Investment income on variable rate and interest only securities is determined using the prospective method. Prepayment fees on bonds and mortgage loans are recorded in net investment income when earned. Dividends are recorded as earned on the ex-dividend date. For partnership investments, income is earned when cash distributions of income are received. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security's yield.

Due and accrued investment income amounts over 90 days past due are nonadmitted.

Net realized gains and losses from investment sales represent the difference between the sales proceeds and the cost or amortized cost of the investment sold, determined on a specific identification basis. Net realized capital gains and losses also result from termination or settlement of derivative contracts that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments are recognized within net realized capital losses when investment losses in value are deemed other-than-temporary. Foreign currency transaction gains and losses are also recognized within net realized capital gains and losses.

The AVR is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $16,559 and $25,564 as of December 31, 2010 and 2009, respectively. Additionally, the IMR captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond, preferred stock or mortgage loan sold. The IMR balances as of December 31, 2010 and 2009 were $43,796, and $(9,037) respectively. The 2010 IMR balance was included as a component of other liabilities on the Statement of Admitted Assets, Liabilities and Surplus. The 2009 IMR balance was an asset balance and was reflected as a component of nonadmitted assets in Unassigned Funds in accordance with statutory accounting practices. The net capital gains and (losses) captured in the IMR, net of taxes, in 2010, 2009, and 2008 were $67,930, $(3,242) and $(3,339), respectively. The amount of income and (expense) amortized from the IMR net of taxes in 2010, 2009, and 2008 included in the Company's Statements of Operations, was $15,097, $(1,370) and $(484), respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the Statement of Operations.

The Company's accounting policy requires that a decline in the value of a bond or equity security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. In addition, for securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to its cost or amortized cost basis prior to the expected date of sale. The impaired value of the other-than-temporarily impaired investment becomes its new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities that are in an unrealized loss position are reviewed at least quarterly to determine if an other-than-temporary impairment is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP No. 43 -- Revised is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost or amortized cost, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, and
(c) whether the debtor is current on contractually obligated payments. Once an impairment charge has been recorded, the Company continues to review the other-than-temporarily impaired securities for further other-than-temporary impairments on an ongoing basis.

For securities that are not subject to SSAP No. 43 -- Revised, if the decline in value of a bond or equity security is other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security.

For certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP No. 43 -- Revised requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that its best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment are less than its amortized cost, then an other-than-temporary impairment charge is recognized equal to the difference between the amortized cost and the Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment. The Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment becomes its new cost basis. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from estimates. Projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral. In addition, if the Company does not have the intent and ability to hold a security subject to the provisions of SSAP No. 43 -- Revised until the recovery of value, the security is written down to fair value.

Net realized capital losses resulting from write-downs for other-than-temporary impairments on corporate and asset-backed bonds were $16,192, $110,124 and $92,544 for the years ended December 31, 2010, 2009 and 2008, respectively. Net realized capital losses resulting from write-downs for other-than-temporary impairments on equities were $0, $16,593 and $20,786 for the years ended December 31, 2010, 2009 and 2008, respectively.

Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. For mortgage loans that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of the fair value of the collateral. Additionally, a loss contingency valuation allowance is established for estimated probable credit losses on certain homogenous groups of loans. Changes in valuation allowances are recorded in net unrealized capital gains and losses. Interest income on an impaired loan is accrued to the extent it is deemed collectable and the loan continues to perform under its original or restructured terms. Interest income on defaulted loans is recognized when received. As of December 31, 2010, 2009 and 2008, the Company had impaired mortgage loans with a related allowance for credit losses of $2,561, $42,212 and $0, respectively.

The Company may at any time use derivative instruments, including swaps, caps, floors, options, futures and forwards. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), replication, income generation, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86 (Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions). The Company's derivative transactions are permitted uses of derivatives under the derivative use plan required by the State of Connecticut Insurance Department.

Derivatives used in hedging relationships are accounted for in a manner consistent with the item hedged. Typically, cost paid or consideration received at inception of a contract is reported on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals are recorded in a manner consistent with the hedged item. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss.

Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss.

Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the balance sheet as a derivative liability. Upon termination, any remaining derivative liability, along with any disposition payments are recorded to derivative capital gain or loss.

Derivatives held for other investment and/or risk management activities receive fair value accounting. The derivatives are carried on the balance sheet at fair value and the changes in fair value are recorded in derivative unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income.

ADOPTION OF ACCOUNTING STANDARDS

SSAP No. 10R (Income Taxes -- Revised, A Temporary Replacement of SSAP No. 10) was issued in December 2009, and updated in September 2010, and is effective for annual periods ending December 31, 2009 and interim and annual periods of 2010 and 2011. SSAP No. 10R allows for an option to increase the admitted deferred tax assets for companies with a risk-based capital calculation that exceeds a stated threshold. Additional disclosures are required for 2010 and 2011 to the extent tax planning strategies are utilized to admit deferred tax assets. The implementation and financial impact of this on the Company as of December 31, 2010 and 2009 was an increase of $181,471 and $266,358, respectively, in net admitted deferred tax assets with a corresponding increase of $181,471 and $266,358 in surplus in aggregate write-ins for special surplus funds which is included in the Statutory-Basis Statements of Changes in Capital and Surplus for the years ended December 31, 2010 and 2009, respectively. (See Note 5).

SSAP No. 43 -- Revised -- was issued by the NAIC in September 2009 and was effective September 30, 2009. SSAP No. 43 -- Revised supersedes SSAP No. 98 (Treatment of Cash Flows When Quantifying Changes in Valuation and Impairments, an Amendment of SSAP No. 43 -- Loan-backed and Structured Securities) and paragraph 13 of SSAP No. 99 (Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment). SSAP 43 -- Revised establishes statutory accounting principles for investments in loan-backed and structured securities and requires additional disclosures as provided in Note 3, Investments. The implementation of SSAP No. 43 --Revised negatively impacted surplus for other-than-temporary impairments of loan-backed securities by $14,377 in 2009.

3. INVESTMENTS

For the years ended December 31,

(A) COMPONENTS OF NET INVESTMENT INCOME

                                             2010        2009        2008
--------------------------------------------------------------------------------
Interest income from bonds and              $469,730    $440,304    $343,501
 short-term investments
Interest income from contract loans           20,360      22,025      22,535
Interest income from mortgage loans           27,189      31,264      26,596
Interest and dividends from other            150,668      21,271      (9,818)
 investments
                                          ----------  ----------  ----------
Gross investment income                      667,947     514,864     382,814
Less: investment expenses                     16,095       7,815       6,780
                                          ----------  ----------  ----------
                   NET INVESTMENT INCOME    $651,852    $507,049    $376,034
                                          ----------  ----------  ----------

(B) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON BONDS AND SHORT TERM INVESTMENTS

                                  2010             2009             2008
--------------------------------------------------------------------------------
Gross unrealized capital
 gains                            $442,646         $258,827          $89,940
Gross unrealized capital
 losses                           (195,775)        (400,588)        (981,592)
                               -----------      -----------      -----------
Net unrealized capital gains
 (losses)                          246,871         (141,761)        (891,652)
Balance, beginning of year        (141,761)        (891,652)         (65,887)
                               -----------      -----------      -----------
     CHANGE IN NET UNREALIZED
    CAPITAL GAINS (LOSSES) ON
         BONDS AND SHORT TERM
                  INVESTMENTS     $388,632         $749,891        $(825,765)
                               -----------      -----------      -----------

(C) COMPONENTS OF NET UNREALIZED CAPITAL LOSSES ON COMMON STOCKS AND PREFERRED STOCKS

                                  2010             2009             2008
--------------------------------------------------------------------------------
Gross unrealized capital
 gains                              $2,105          $32,641             $245
Gross unrealized capital
 losses                           (337,773)         (49,799)        (157,708)
                               -----------      -----------      -----------
Net unrealized capital losses     (335,668)         (17,158)        (157,463)
Balance, beginning of year         (17,158)        (157,463)         (54,290)
                               -----------      -----------      -----------
     CHANGE IN NET UNREALIZED
    CAPITAL (LOSSES) GAINS ON
  COMMON STOCKS AND PREFERRED
                       STOCKS    $(318,510)        $140,305        $(103,173)
                               -----------      -----------      -----------

(D) COMPONENTS OF NET REALIZED CAPITAL (LOSSES) GAINS

                                  2010             2009             2008
--------------------------------------------------------------------------------
Bonds and short-term
 investments                       $57,289        $(102,510)       $(103,639)
Common stocks                           10             (611)            (784)
Preferred stocks                        --          (12,733)         (27,428)
Mortgage loans                     (43,549)          (5,911)            (733)
Derivatives                       (614,797)        (148,011)         988,040
Other invested assets                5,232           (4,599)         108,578
Realized capital (losses)
 gains                            (595,815)        (274,375)         964,034
Capital gains tax (benefit)         24,973           (1,062)            (467)
Net realized capital (losses)
 gains, after tax                 (620,788)        (273,313)         964,501
Less: amounts transferred to
 IMR                                67,930           (3,242)           3,339
                               -----------      -----------      -----------
NET REALIZED CAPITAL (LOSSES)
             GAINS, AFTER TAX    $(688,718)       $(270,071)        $961,162
                               -----------      -----------      -----------

For the years ended December 31, 2010, 2009 and 2008, sales of unaffiliated bonds and short-term investments resulted in proceeds of $6,758,918, $8,402,279 and $1,083,622, gross realized capital gains of $113,537, $126,993 and $13,331, and gross realized capital losses of $40,731, $119,379 and $29,008 respectively, before transfers to the IMR.

For the years ended December 31, 2010, 2009 and 2008, sales of unaffiliated common and preferred stocks resulted in proceeds of $10, $6,812 and $18,884, gross realized capital gains of $10, $2,737 and $11, and gross realized capital losses of $0, $76 and $7,437, respectively.

(E) INVESTMENTS -- DERIVATIVE INSTRUMENTS

OVERVIEW

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company approved objectives: to hedge risk arising from interest rate, equity market, credit spread including issuer defaults, price or foreign currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into income generation or replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), income generation, replication, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86. The Company's derivative transactions are used in strategies permitted under the derivative use plan required by the State of Connecticut Insurance Department.

Interest rate swaps and index swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using the agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the referenced issuer.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike rate or falls below the floor strike rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception, and no principal payments are exchanged.

Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.

Financial futures are standardized commitments to either purchase or sell designated financial instruments at a future date for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

STRATEGIES

The notional value, fair value, and carrying value of derivative instruments used during the year are disclosed in the strategy discussions below. During the years 2010 and 2009, the Company did not transact in or hold any positions related to net investment hedges in a foreign operation, fair value hedges, or income generation transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. Notional amounts pertaining to derivative instruments at December 31, 2010 and 2009 were $39,112,849 and $28,636,756, respectively.
The fair value of derivative instruments are based upon widely accepted pricing valuation models which utilize independent third party data as inputs or independent broker quotations. The Company did not have any material unrealized gains or losses during the reporting period representing the component of the derivative instruments gain or loss from derivatives that no longer qualify for hedge accounting. The fair value of derivative instruments at December 31, 2010 and 2009 was $988,931 and $113,244, respectively. As of December 31, 2010 and 2009 the average fair value for derivatives held for other investment and/or risk management activities was $816,972 and $840,855, respectively. The carrying value of derivative instruments at December 31, 2010 and 2009 was $797,399 and $132,015, respectively.

CASH FLOW HEDGES

INTEREST RATE SWAPS: Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rates. Forward starting swap agreements are used to hedge the interest rate exposure of anticipated future purchases of fixed maturity securities. The maximum length of time over which the Company is hedging exposure to the variability of future cash flows for forecasted transactions, excluding those forecasted transactions related to the payment of variable interest on existing financial instruments, is approximately two years. There were no gains and losses classified in unrealized gains and losses related to cash flow hedges that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period. As of December 31, 2010 and 2009 interest rate swaps used in cash flow hedge relationships had a notional value of $522,000 and $605,000, respectively, a fair value of $9,793 and $(2,845), respectively, and a carrying value of $0.

FOREIGN CURRENCY SWAPS: Foreign currency swaps are primarily used to hedge the foreign currency exposure related to certain guaranteed minimum income benefit ("GMIB") fixed liability payments reinsured from a related party. As of December 31, 2010 and 2009 swaps in this strategy had a notional value of $1,997,409 and $2,219,332, respectively, a fair value of $177,154 and $(19,236), respectively, and a carrying value of $0.

Foreign currency swaps are also used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed maturities are primarily denominated in British pounds and are swapped to minimize cash flow fluctuations due to changes in currency rates. As of December 31, 2010 and 2009 foreign currency swaps used to hedge foreign denominated fixed maturity investments in cash flow hedge relationships had a notional value of $72,010 and $80,908, respectively, a fair value of $13,187 and $9,837, respectively, and a carrying value of $8,724 and $6,527, respectively.

REPLICATION TRANSACTIONS

CREDIT DEFAULT SWAPS: The Company periodically enters into credit default swaps as part of replication transactions. Swaps used in replication transactions had a notional value at December 31, 2010 of $20,500, a fair value of $465, and a carrying value of $343. As of December 31, 2009 the Company did not have any swaps used in replication transactions.

OTHER INVESTMENT AND/OR RISK MANAGEMENT ACTIVITIES

INTEREST RATE CAPS: The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap contracts in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. As of December 31, 2010 and 2009 interest rate caps used to mitigate risk in a rising interest rate environment had a notional value of $54,077, a fair value of $84 and $688, respectively, and a carrying value of $84 and $688, respectively. For the year ended December 31, 2010 there were no realized gains and losses on interest rate caps. For the years ended December 31, 2009 and 2008 derivative contracts in this strategy reported losses of $(230) and $(5,450), respectively, in realized capital gains and losses.

CREDIT DEFAULT SWAPS: The Company enters into swap agreements in which the Company reduces or assumes credit exposure from an individual entity. As of December 31, 2010 and 2009 credit default swaps, excluding swaps in offsetting relationships, had a notional value of $378,214 and $304,963, respectively, a fair value of $(1,725) and $(6,316), respectively, and a carrying value of $(1,725) and $(6,316), respectively. For the years ended December 31, 2010, 2009 and 2008 credit default swaps reported a gain of $1,329, $802 and $20,185, respectively, in realized capital gains and losses. In addition, the Company may enter into credit default swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value of the original swap. As of December 31, 2010 and 2009 credit default swaps in offsetting relationships had a notional value of $589,715 and $309,134, respectively, a fair value of $(4,120) and $(3,609), respectively, and a carrying value of $(4,120) and $(3,609), respectively. For the years ended December 31, 2010 and 2009 credit default swaps in offsetting relationships reported a loss of $(4) and a gain of $3, respectively, in realized capital gains and losses. For the year ended December 31, 2008 there were no realized gains and losses on credit default swaps in offsetting relationships.

FOREIGN CURRENCY SWAPS AND FORWARDS: The Company enters into foreign currency swaps to hedge the foreign currency exposures in certain of its foreign fixed maturity investments. In addition, foreign currency forward contracts convert euros to yen to U.S. dollars in order to economically hedge the foreign currency risk associated with certain Japanese variable annuity products. As of December 31, 2010 and 2009 foreign currency swaps and forwards had a notional value of $1,743,275 and $2,384,822, respectively, a fair value of $63,965 and $6,900, respectively, and a carrying value of $63,965 and $6,900, respectively. For the years ended December 31, 2010, 2009 and 2008 derivative contracts in this strategy reported gains of $20,764 and $27,207 and a loss of $(773), respectively, in realized capital gains and losses.

GMWB HEDGING DERIVATIVES: The Company enters into interest rate futures, S&P 500 and NASDAQ index futures contracts and put and call options, as well as interest rate, equity volatility, dividend, and total return Europe, Australasia, and Far East ("EAFE") swap contracts to hedge exposure to the volatility associated with a portion of the guaranteed minimum withdrawal benefit ("GMWB") liabilities which are not reinsured. The Company has also entered into a customized swap contract to hedge certain risk components for the remaining term of certain blocks of non-reinsured GMWB riders. As of December 31, 2010 and 2009 derivative contracts in this strategy had a notional value of $11,930,602 and $9,016,065, respectively, a fair value of $384,420 and $(46,115), respectively, and a carrying value of $384,420 and $(46,115), respectively. For the years ended December 31, 2010, 2009 and 2008, derivative contracts in this strategy reported a loss of $(144,744), and gains of $75,643, and $1,006,992, respectively, in realized capital gains and losses.

INTEREST RATE SWAPS AND FUTURES: The Company enters into interest rate swaps and futures to manage duration risk between assets and liabilities. As of December 31, 2010 and 2009 the Company did not have any derivative contracts in this strategy, excluding swaps in offsetting relationships. During 2010 interest rates swaps and futures reported a gain of $5,772 in realized capital gains and losses. The Company enters into interest rates swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value in the original swap. As of December 31, 2010 and 2009 interest rate swaps in offsetting relationships had a notional value of $225,000, a fair value of $(16,943) and $(11,661), respectively, and a carrying value of $(16,943) and $(11,661), respectively. For the year ended December 31, 2010 interest rate swaps in offsetting relationships reported a gain of $5,822 in realized capital gains and losses. For the year ended December 31, 2009 there were no realized gains and losses on interest rate swaps in offsetting relationships. For the year ended December 31, 2008 interest rate swaps in offsetting relationships reported a gain of $2,316 in realized capital gains and losses.

MACRO HEDGE PROGRAM: The Company purchases S&P 500 index swaps and options, foreign denominated equity options and forwards, as well as futures contracts to economically hedge the statutory reserve impact of equity volatility arising primarily from guaranteed minimum death benefits ("GMDB") and guaranteed minimum withdrawal benefits ("GMWB") obligations against a decline in the equity markets and changes in foreign currency rates. As of December 31, 2010 and 2009 derivative contracts in this strategy had a notional value $21,580,047 and $13,436,955, respectively, a fair value of $362,651 and $185,534, respectively, and a carrying value of $362,651 and $185,534, respectively. For the years ended December 31, 2010, 2009 and 2008, derivative contracts in this strategy reported losses of $(535,737), $(228,653) and $(13,503), respectively, in realized capital gains and losses.

WARRANTS: During 2003, the Company received warrant contracts as part of a reinsurance treaty settlement. During 2010 the Company had terminated the warrant contracts. As of December 31, 2009 the warrants had a notional value of $500, a fair value of $67, and a carrying value of $67. There were no realized gains and losses during the years 2010, 2009 and 2008.

CREDIT RISK ASSUMED THROUGH CREDIT DERIVATIVES

The Company enters into credit default swaps that assume credit risk from a referenced index or asset pool in order to synthetically replicate investment transactions. In addition, the Company may enter into credit default swaps that assume credit risk to terminate existing credit default swaps that reduce credit risk, thereby offsetting the changes in value of the original swap.

The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer's debt obligation. A credit event is generally defined as default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade baskets of up to five corporate issuers and diversified portfolios of corporate issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings.

The following tables present the notional amount, fair value, carrying value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amount, fair value and carrying value for credit derivatives in which the Company is assuming credit risk as of December 31, 2010 and 2009.

                            AS OF DECEMBER 31, 2010

                                                                                        WEIGHTED
                                                                                        AVERAGE
                                   NOTIONAL                           CARRYING          YEARS TO
                                  AMOUNT (2)        FAIR VALUE          VALUE           MATURITY
----------------------------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk
  exposure                          $142,872            $(380)           $(502)          2 years
 Below investment grade risk
  exposure                            20,866              (42)             (42)          3 years
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                           243,459            2,239            2,239           5 years
 Investment grade risk
  exposure                            70,000           (2,961)          (2,961)          7 years
Credit linked notes
 Below investment grade risk
  exposure                            50,000           43,400           49,880           6 years
                                   ---------          -------          -------          --------
                        TOTAL       $527,197          $42,256          $48,614
                                   ---------          -------          -------

                                            UNDERLYING REFERENCED
                                                   CREDIT
                                              OBLIGATION(S) (1)

                                                                  AVERAGE
                                                                  CREDIT
                                         TYPE                     RATING
-----------------------------  -----------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk                        Corporate
  exposure                          Credit/Foreign Gov.                 A-
 Below investment grade risk
  exposure                             Corporate Credit                BB+
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                             Corporate Credit               BBB+
 Investment grade risk
  exposure                                  CMBS Credit                 A+
Credit linked notes
 Below investment grade risk
  exposure                             Corporate Credit                BB+
                               ------------------------          ---------
                        TOTAL


                                  OFFSETTING       OFFSETTING       OFFSETTING
                                   NOTIONAL           FAIR           CARRYING
                                  AMOUNT (3)        VALUE (3)        VALUE (3)
-----------------------------  --------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk
  exposure                         $122,372            $(157)           $(157)
 Below investment grade risk
  exposure                           20,866           (3,077)          (3,077)
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                           78,781           (1,136)          (1,136)
 Investment grade risk
  exposure                           70,000            2,961            2,961
Credit linked notes
 Below investment grade risk
  exposure                               --               --               --
                                   --------          -------          -------
                        TOTAL      $292,019          $(1,409)         $(1,409)
                                   --------          -------          -------

                            AS OF DECEMBER 31, 2009

                                                                                 WEIGHTED
                                                                                 AVERAGE
                                   NOTIONAL        FAIR        CARRYING          YEARS TO
                                  AMOUNT (2)      VALUE         VALUE            MATURITY
---------------------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk
  exposure                          $35,000          $(13)         $(13)          4 years
 Below investment grade risk
  exposure                           14,453          (194)         (194)          4 years
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                           35,566         1,547         1,547           4 years
 Investment grade risk
  exposure                           70,000       (11,501)      (11,501)          8 years
                                   --------      --------      --------          --------
                        TOTAL      $155,019      $(10,161)     $(10,161)
                                   --------      --------      --------

                                            UNDERLYING REFERENCED
                                          CREDIT OBLIGATION(S) (1)

                                                                  AVERAGE
                                                                  CREDIT
                                         TYPE                     RATING
-----------------------------  -----------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk
  exposure                             Corporate Credit                AAA
 Below investment grade risk
  exposure                             Corporate Credit                BB+
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                             Corporate Credit                 A-
 Investment grade risk
  exposure                                  CMBS Credit                AA+
                               ------------------------          ---------
                        TOTAL


                                  OFFSETTING       OFFSETTING      OFFSETTING
                                   NOTIONAL           FAIR          CARRYING
                                  AMOUNT (3)       VALUE (3)       VALUE (3)
-----------------------------  ------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk
  exposure                          $35,000           $(833)          $(833)
 Below investment grade risk
  exposure                           14,453          (2,570)         (2,570)
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                           34,661          (1,547)         (1,547)
 Investment grade risk
  exposure                           70,000          11,501          11,501
                                   --------          ------          ------
                        TOTAL      $154,114          $6,551          $6,551
                                   --------          ------          ------

(1) The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody's, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

(2) Notional amount is equal to the maximum potential future loss amount. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.

(3) The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of or losses paid related to the original swap.

(4)  Includes $313,459 and $105,869 as of December 31, 2010 and 2009,
     respectively, of standard market indices of diversified portfolios of corporate issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index.

CREDIT RISK

The Company's derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness of the counterparty and typically requires credit enhancement/credit risk reducing agreements. The Company minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties rated A2/A or better, which are monitored and evaluated by the Company's risk management team and reviewed by senior management.

The Company has developed credit exposure thresholds which are based upon counterparty ratings. Credit exposures are measured using the market value of the derivatives, resulting in amounts owed to the Company by its counterparties or potential payment obligations from the Company to its counterparties. Credit exposures are generally quantified daily based on the prior business day's market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds. In accordance with industry standards and the contractual agreements, collateral is typically settled on the next business day. The Company has exposure to credit risk for amounts below the exposure thresholds which are uncollateralized, as well as for market fluctuations that may occur between contractual settlement periods of collateral movements.

Counterparty exposure thresholds are developed for each of the counterparties based upon their ratings. The maximum uncollateralized threshold for a derivative counterparty is $10,000. In addition, the compliance unit monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also maintains a policy of requiring that all derivative contracts, other than exchange traded contracts and certain currency forward contracts, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

For the years ended December 31, 2010 and 2009 the Company did not have any losses on derivative instruments due to counterparty nonperformance. For the year ended December 31, 2008 the Company had incurred losses of $(13,838) on derivative instruments due to counterparty default related to the bankruptcy of Lehman Brothers Holdings, Inc. These losses were a result of the contractual collateral threshold amounts and open collateral calls in excess of such amounts immediately prior to the bankruptcy filing, as well as interest rate and credit spread movements from the date of the last collateral call to the date of the bankruptcy filing.

(F) CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. As of December 31, 2010 and 2009, the Company is not exposed to any credit concentration risk of a single issuer, excluding U.S. government and certain U.S. government agencies, wholly owned subsidiaries, and short term investment pool greater than 10% of the Company's capital and surplus.

(G) BONDS, SHORT-TERM INVESTMENTS, COMMON STOCKS AND PREFERRED STOCKS

                                                                                 GROSS             GROSS             ESTIMATED
                                                           STATEMENT          UNREALIZED         UNREALIZED             FAIR
                                                             VALUE               GAINS             LOSSES              VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS DECEMBER 31, 2010
U.S. government and government agencies and
 authorities:
 -- Guaranteed and sponsored -- exluding asset-backed          $811,351            $2,646           $(38,920)            $775,077
 -- Guaranteed and sponsored -- asset-backed                    842,971            19,961             (4,249)             858,683
States, municipalities and political subdivisions               184,201             1,483             (6,939)             178,745
International governments                                       104,746             5,004               (546)             109,204
All other corporate -- excluding asset-backed                 4,858,817           319,349            (39,143)           5,139,023
All other corporate -- asset-backed                           1,378,583            37,862            (94,423)           1,322,022
Hybrid securities                                                91,948                63            (11,555)              80,456
Short-term investments                                        1,377,157                --                 --            1,377,157
Affiliate bond                                                1,419,615            56,278                 --            1,475,893
                                                         --------------       -----------       ------------       --------------
                 TOTAL BONDS AND SHORT-TERM INVESTMENTS     $11,069,389          $442,646          $(195,775)         $11,316,260
                                                         --------------       -----------       ------------       --------------

                                                                                 GROSS             GROSS             ESTIMATED
                                                                              UNREALIZED         UNREALIZED             FAIR
                                                              COST               GAINS             LOSSES              VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS DECEMBER 31, 2010
Common stock -- unaffiliated                                     $5,487            $2,105                $(2)              $7,590
Common stock -- affiliated                                    1,077,880                --           (336,069)             741,811
                                                         --------------       -----------       ------------       --------------
                                    TOTAL COMMON STOCKS      $1,083,367            $2,105          $(336,071)            $749,401
                                                         --------------       -----------       ------------       --------------

                                                                                 GROSS             GROSS             ESTIMATED
                                                           STATEMENT          UNREALIZED         UNREALIZED             FAIR
                                                             VALUE               GAINS             LOSSES              VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS DECEMBER 31, 2010
Preferred stock -- unafiliated                                   $8,902              $ --            $(1,702)              $7,200
                                                         --------------       -----------       ------------       --------------
                                  TOTAL PREFERED STOCKS          $8,902              $ --            $(1,702)              $7,200
                                                         --------------       -----------       ------------       --------------

                                                           STATEMENT          UNREALIZED         UNREALIZED             FAIR
                                                             VALUE               GAINS             LOSSES              VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS DECEMBER 31, 2009
U.S. government and government agencies and
 authorities:
 -- Guaranteed and sponsored -- excluding asset-backed         $700,086            $2,209           $(19,381)            $682,914
 -- Guaranteed and sponsored -- asset-backed                    540,081            15,260             (1,083)             554,258
States, municipalities and political subdivisions                90,420               951            (10,165)              81,206
International governments                                        82,841             4,614             (1,275)              86,180
All other corporate -- excluding asset-backed                 3,933,824           210,001            (43,650)           4,100,175
All other corporate -- asset-backed                           1,636,174            25,792           (246,728)           1,415,238
Hybrid securities                                               144,409                --            (23,365)             121,044
Short-term investments                                        1,464,800                --                 --            1,464,800
Affiliate bond                                                1,468,810                --            (54,941)           1,413,869
                                                         --------------       -----------       ------------       --------------
                 TOTAL BONDS AND SHORT-TERM INVESTMENTS     $10,061,445          $258,827          $(400,588)          $9,919,684
                                                         --------------       -----------       ------------       --------------

                                                                               GROSS                 GROSS            ESTIMATED
                                                                            UNREALIZED             UNREALIZED           FAIR
                                                            COST               GAINS                 LOSSES             VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS DECEMBER 31, 2009
Common stock -- unaffiliated                                   $5,441           $1,263                   $(17)             $6,687
Common stock -- affiliated                                  1,123,632           31,378                (49,782)          1,105,228
                                                        -------------        ---------             ----------       -------------
                                   TOTAL COMMON STOCKS     $1,129,073          $32,641               $(49,799)         $1,111,915
                                                        -------------        ---------             ----------       -------------

                                                                          GROSS                GROSS               ESTIMATED
                                                    STATEMENT           UNREALIZED           UNREALIZED              FAIR
                                                      VALUE               GAINS                LOSSES                VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS DECEMBER 31, 2009
Prefered stock -- unafiliated                         $73,901              $4,495              $(10,675)             $67,721
                                                    ---------            --------            ----------            ---------
                       TOTAL PREFERRED STOCKS         $73,901              $4,495              $(10,675)             $67,721
                                                    ---------            --------            ----------            ---------

The statement value and estimated fair value of bonds and short-term investments at December 31, 2010 by expected maturity year are shown below. Expected maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities, including mortgage-backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimate of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

                                                    STATEMENT       ESTIMATED
                                                      VALUE         FAIR VALUE
--------------------------------------------------------------------------------
MATURITY
Due in one year or less                               $1,938,947      $1,953,625
Due after one year through five years                  2,421,025       2,482,788
Due after five years through ten years                 3,997,270       4,098,886
Due after ten years                                    2,712,147       2,780,961
                                                  --------------  --------------
                                           TOTAL     $11,069,389     $11,316,260
                                                  --------------  --------------

At December 31, 2010 and 2009, securities with a statement value of $3,821 and $3,814, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

(H) MORTGAGE LOANS

The maximum and minimum lending rates for the Company's mortgage loans outstanding were 5.36% and 3.50% for loans during 2010 and the lending rate was 7.5% for the one new mortgage loan in 2009. During 2010 and 2009, the Company did not reduce interest rates on any outstanding mortgage loans. For loans held at December 31, 2010 and 2009, the highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed, purchase money mortgages or construction loans was 75.47% and 79.23%, respectively. There were no taxes, assessments or amounts advanced and not included in the mortgage loan total. As of December 31, 2010 and 2009, the Company did not hold mortgages with interest more than 180 days past due. As of December 31, 2010 and 2009, there were impaired loans with a related allowance for credit losses of $2,561 and $42,212 with interest income recognized during the period the loans were impaired of $1,593 and $(64), respectively.

(I) RESTRUCTURED DEBT IN WHICH THE COMPANY IS A CREDITOR

The Company did not have investments in restructured loans as of December 31, 2010, 2009 and 2008.

(J) SECURITIES LENDING AND COLLATERAL ARRANGEMENTS

In 2009 and 2008, the Company participated in a securities lending program to generate additional income, whereby certain domestic fixed income securities were loaned from the Company's investment portfolio to qualifying third parties. Borrowers of these securities provided collateral of 102% of the market value of the loaned securities. Acceptable collateral was in the form of cash or U.S. Government securities. The market value of the loaned securities was monitored and additional collateral was obtained if the market value of the collateral fell below 100% of the market value of the loaned securities. Under the terms of the securities lending program, the lending agent indemnified the Company against borrower defaults. The Company earned income from the cash collateral or received a fee from the borrower. The Company recorded before-tax income from securities lending transactions, net of lending fees, of $0, $1,232 and $135 for the years ended December 31, 2010, 2009 and 2008, respectively, which was included in net investment income. The Company did not participate in a securities lending program in 2010.

The Company also enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2010 and 2009, collateral pledged of $260,874 and $340,474, respectively, was included in bonds, on the Statements of AdmitTed Assets, Liabilities and Surplus.

As of December 31, 2010 and 2009, the Company had accepted collateral relating to the derivative instruments consisting of cash, U.S. Government and U.S. Government agency securities with a statement value of $840,946 and $269,334, respectively. At December 31, 2010 and 2009, cash collateral of $714,131 and $243,019 respectively, was invested and recorded in the Statements of Admitted Assets, Liabilities and Surplus in bonds and cash and short-term investments with a corresponding amount recorded in other liabilities. The fair value of the cash collateral invested in cash and short-term investments was $714,131 and $243,019 as of December 31, 2010 and 2009, respectively. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2010 and 2009. As of December 31, 2010 and 2009, all collateral accepted was held in separate custodial accounts.

(K) SECURITY UNREALIZED LOSS AGING

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company's other-than-temporary impairment policy, see Note No. 2, Summary of Significant Accounting Policies. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2010 and 2009.

The following table presents cost or statement value, fair value, and unrealized losses for the Company's bonds and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2010.

                                            LESS THAN 12 MONTHS
                                 AMORTIZED          FAIR         UNREALIZED
                                    COST           VALUE           LOSSES
-------------------------------------------------------------------------------
U.S. Govt and Govt agencies &
 authorities
 -- guaranteed & sponsored         $437,967        $399,047       $(38,920)
 -- guaranteed & sponsored --
  asset backed                      292,619         288,373         (4,246)
States, municipalities &
 political subdivisions              78,330          76,053         (2,277)
International Governments            13,533          13,371           (162)
All other corporate including
 international                    1,029,469         993,821        (35,648)
All other corporate-asset
 backed                             551,979         489,912        (62,067)
Hybrid securities                    11,530          11,410           (120)
                                 ----------      ----------      ---------
         TOTAL FIXED MATURITIES   2,415,427       2,271,987       (143,440)
Comon stock -- unaffiliated              --              --             --
Comon stock -- affiliated           832,517         634,250       (198,267)
Preferred stock -- unaffiliated       8,466           6,764         (1,702)
                                 ----------      ----------      ---------
                   TOTAL EQUITY     840,983         641,014       (199,969)
                                 ----------      ----------      ---------
               TOTAL SECURITIES  $3,256,410      $2,913,001      $(343,409)
                                 ----------      ----------      ---------

                                                    12 MONTHS OR MORE
                                     AMORTIZED            FAIR            UNREALIZED
                                       COST               VALUE             LOSSES
-------------------------------  -------------------------------------------------------
U.S. Govt and Govt agencies &
 authorities
 -- guaranteed & sponsored                $ --               $ --               $ --
 -- guaranteed & sponsored --
  asset backed                             196                193                 (3)
States, municipalities &
 political subdivisions                 35,000             30,338             (4,662)
International Governments                5,000              4,616               (384)
All other corporate including
 international                          51,227             47,732             (3,495)
All other corporate-asset
 backed                                246,987            214,631            (32,356)
Hybrid securities                       78,482             67,047            (11,435)
                                     ---------          ---------          ---------
         TOTAL FIXED MATURITIES        416,892            364,557            (52,335)
Comon stock -- unaffiliated                  2                 --                 (2)
Comon stock -- affiliated              245,363            107,561           (137,802)
Preferred stock -- unaffiliated             --                 --                 --
                                     ---------          ---------          ---------
                   TOTAL EQUITY        245,365            107,561           (137,804)
                                     ---------          ---------          ---------
               TOTAL SECURITIES       $662,257           $472,118          $(190,139)
                                     ---------          ---------          ---------

                                                       TOTAL
                                     AMORTIZED          FAIR         UNREALIZED
                                        COST           VALUE           LOSSES
-------------------------------  --------------------------------------------------
U.S. Govt and Govt agencies &
 authorities
 -- guaranteed & sponsored             $437,967        $399,047       $(38,920)
 -- guaranteed & sponsored --
  asset backed                          292,815         288,566         (4,249)
States, municipalities &
 political subdivisions                 113,330         106,391         (6,939)
International Governments                18,533          17,987           (546)
All other corporate including
 international                        1,080,696       1,041,553        (39,143)
All other corporate-asset
 backed                                 798,966         704,543        (94,423)
Hybrid securities                        90,012          78,457        (11,555)
                                     ----------      ----------      ---------
         TOTAL FIXED MATURITIES       2,832,319       2,636,544       (195,775)
Comon stock -- unaffiliated                   2              --             (2)
Comon stock -- affiliated             1,077,880         741,811       (336,069)
Preferred stock -- unaffiliated           8,466           6,764         (1,702)
                                     ----------      ----------      ---------
                   TOTAL EQUITY       1,086,348         748,575       (337,773)
                                     ----------      ----------      ---------
               TOTAL SECURITIES      $3,918,667      $3,385,119      $(533,548)
                                     ----------      ----------      ---------

The following discussion refers to the data presented in the table above, excluding affiliated bond and common stock. The Company holds 100% of the common stock of a foreign insurance subsidiary which is stated at GAAP carrying value adjusted for certain items non-admitted for U.S. Statutory rules if applicable. The Company does not have any current plans to dispose of this investment.

As of December 31, 2010, fixed maturities, comprised of approximately 560 securities, accounted for approximately 99% of the Company's total unrealized loss amount. The securities were primarily related to commercial mortgage-backed securities ("CMBS"), and corporate securities primarily within the financial services and industrial sector which have experienced significant price deterioration. As of December 31, 2010, 96% of securities in an unrealized loss position were depressed less than 20% of amortized cost. The decline in unrealized losses during 2010 was primarily attributable to decline in interest rates and, to a lesser extent, credit spread tightening. The Company does not have an intention to sell the securities outlined above and has the intent and ability to hold these securities until values recover. Furthermore, based upon the Company's cash flow modeling and the expected continuation of contractually required principal and interest payments, the Company has deemed these securities to be temporarily impaired as of December 31, 2010.

The following table presents amortized cost, fair value, and unrealized losses for the Company's bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2009.

                                                   LESS THAN 12 MONTHS
                                        AMORTIZED          FAIR         UNREALIZED
                                           COST           VALUE           LOSSES
--------------------------------------------------------------------------------------
U.S. Gov't and Gov't agencies &
 authorities
 -- guaranteed & sponsored                $629,133        $609,752       $(19,381)
 -- guaranteed & sponsored -- asset
  backed                                    82,633          81,554         (1,079)
States, municipalities & political
 subdivisions                               27,640          26,382         (1,258)
International Governments                   11,932          10,657         (1,275)
All other corporate including
 international                             408,021         391,755        (16,266)
All other corporate-asset backed           683,679         578,444       (105,235)
Hybrid securities                               --              --             --
Affiliate bond                           1,468,810       1,413,869        (54,941)
                                        ----------      ----------      ---------
                TOTAL FIXED MATURITIES   3,311,848       3,112,413       (199,435)
Common stock -- unaffiliated                    --              --             --
Common stock -- affiliated                 283,115         233,333        (49,782)
Preferred stock -- unaffiliated                 --              --             --
                                        ----------      ----------      ---------
                          TOTAL EQUITY     283,115         233,333        (49,782)
                                        ----------      ----------      ---------
                      TOTAL SECURITIES  $3,594,963      $3,345,746      $(249,217)
                                        ----------      ----------      ---------

                                                    12 MONTHS OR MORE
                                        AMORTIZED          FAIR         UNREALIZED
                                           COST           VALUE           LOSSES
--------------------------------------  ----------------------------------------------
U.S. Gov't and Gov't agencies &
 authorities
 -- guaranteed & sponsored                    $ --            $ --           $ --
 -- guaranteed & sponsored -- asset
  backed                                       122             118             (4)
States, municipalities & political
 subdivisions                               36,135          27,228         (8,907)
International Governments                       --              --             --
All other corporate including
 international                             385,451         358,067        (27,384)
All other corporate-asset backed           603,351         461,858       (141,493)
Hybrid securities                          144,409         121,044        (23,365)
Affiliate bond                                  --              --             --
                                        ----------      ----------      ---------
                TOTAL FIXED MATURITIES   1,169,468         968,315       (201,153)
Common stock -- unaffiliated                   577             560            (17)
Common stock -- affiliated                      --              --             --
Preferred stock -- unaffiliated             53,309          42,634        (10,675)
                                        ----------      ----------      ---------
                          TOTAL EQUITY      53,886          43,194        (10,692)
                                        ----------      ----------      ---------
                      TOTAL SECURITIES  $1,223,354      $1,011,509      $(211,845)
                                        ----------      ----------      ---------

                                                          TOTAL
                                        AMORTIZED          FAIR         UNREALIZED
                                           COST           VALUE           LOSSES
--------------------------------------  ----------------------------------------------
U.S. Gov't and Gov't agencies &
 authorities
 -- guaranteed & sponsored                $629,133        $609,752       $(19,381)
 -- guaranteed & sponsored -- asset
  backed                                    82,755          81,672         (1,083)
States, municipalities & political
 subdivisions                               63,775          53,610        (10,165)
International Governments                   11,932          10,657         (1,275)
All other corporate including
 international                             793,472         749,822        (43,650)
All other corporate-asset backed         1,287,030       1,040,302       (246,728)
Hybrid securities                          144,409         121,044        (23,365)
Affiliate bond                           1,468,810       1,413,869        (54,941)
                                        ----------      ----------      ---------
                TOTAL FIXED MATURITIES   4,481,316       4,080,728       (400,588)
Common stock -- unaffiliated                   577             560            (17)
Common stock -- affiliated                 283,115         233,333        (49,782)
Preferred stock -- unaffiliated             53,309          42,634        (10,675)
                                        ----------      ----------      ---------
                          TOTAL EQUITY     337,001         276,527        (60,474)
                                        ----------      ----------      ---------
                      TOTAL SECURITIES  $4,818,317      $4,357,255      $(461,062)
                                        ----------      ----------      ---------

The following discussion refers to the data presented in the table above, excluding affiliated bond and common stock. The Company holds 100% of the common stock of a foreign insurance subsidiary which is stated at GAAP carrying value adjusted for certain items non-admitted for U.S. Statutory rules if applicable. The Company does not have any current plans to dispose of this investment.

As of December 31, 2009, fixed maturities, comprised of approximately 430 securities, accounted for approximately 97% of the Company's total unrealized loss amount. The securities were primarily related to CMBS, asset-backed securities ("ABS"), and residential mortgage-backed securities ("RMBS") and corporate securities primarily within the financial services sector which have experienced significant price deterioration. As of December 31, 2009, 77% of securities in an unrealized loss position were depressed less than 20% of amortized cost. The decline in unrealized losses during 2009 was primarily attributable to credit spread tightening, impairments and, to a lesser extent, sales, partially offset by rising interest rates. The Company neither has an intention to sell nor does it expect to be required to sell the securities outlined above. Furthermore, based upon the Company's cash flow modeling and the expected continuation of contractually required principal and interest payments, the Company has deemed these securities to be temporarily impaired as of December 31, 2009.

(L) LOAN-BACKED AND STRUCTURED SECURITIES OTHER-THAN-TEMPORARY IMPAIRMENTS

The Company had no other-than-temporary impairments ("OTTI") on loan-backed and structured securities taken as a result of intent to sell or inability or lack of intent to retain such investments for a period of time sufficient to recover the amortized cost basis.

The following table presents details on credit impairments taken on loan-backed and structured securities pursuant to SSAP No. 43 -- Revised.

                                                   BOOK/ADJ.
                                                 CARRYING VALUE
           DATE OF                                 AMORTIZED
          FINANCIAL                               COST BEFORE       PRESENT VALUE
          STATEMENT                              CURRENT PERIOD     OF PROJECTED
        WHEN INITIALLY                                OTTI           CASH FLOWS
           REPORTED                CUSIP          (IN DOLLARS)      (IN DOLLARS)
---------------------------------------------------------------------------------
          9/30/2009                00503NAB7        $7,535,388        $1,959,990
          9/30/2009                00503NAC5           462,707           143,832
          9/30/2009                05947UHT8         3,987,817         3,981,363
          9/30/2009                059497BW6         9,725,618         9,468,201
          9/30/2009                059500BK3           324,723           301,919
          9/30/2009                07383FYN2         1,426,119         1,353,732
          9/30/2009                07388NAX4         8,656,256         6,740,942
          9/30/2009                1248MBAJ4           999,970           837,548
          9/30/2009                15188RAB8           985,186            77,012
          9/30/2009                15188RAC6           103,020            34,782
          9/30/2009                173067AJ8         1,373,631         1,082,028
          9/30/2009                22540VV33         2,653,742         2,644,326
          9/30/2009                22541NVA4         2,380,022         2,338,979
          9/30/2009                22545XBB8         2,034,495         1,474,961
          9/30/2009                36158YBE8           929,981           920,612
          9/30/2009                361849N65         1,365,928           690,903
          9/30/2009                46625MCY3           644,072           572,349
          9/30/2009                46625MKQ1         1,741,503         1,562,569
          9/30/2009                46625YJP9           787,944           729,302
          9/30/2009                46625YWE9         3,076,000         2,571,757
          9/30/2009                51804WAC4         1,081,428            30,116
          9/30/2009                51804XAU2           742,470            11,524
          9/30/2009                55312YBD3         2,224,569         1,767,229
          9/30/2009                75970JAU0            10,731             9,123
          9/30/2009                75970QAQ3           448,316           395,098
          9/30/2009                78402KAA3           769,074           135,713
          9/30/2009                78402KAB1           135,046            36,892
          9/30/2009                92978TBU4         5,534,393         3,809,262
          9/30/2009                93364LAD0         7,945,532         5,903,490
          12/31/2009               12669RAC1           999,360           351,328
          12/31/2009               23243NAF5         8,660,779         4,126,189
          12/31/2009               46627QBD9         1,806,424         1,169,582
          12/31/2009               75970JAU0             7,970               344
          12/31/2009               75970QAP5           307,481           137,383
          12/31/2009               75970QAQ3           319,219           158,497
          3/31/2010                00503NAB7         1,693,311         1,186,748
          3/31/2010                46627QBD9         1,160,155         1,142,892
          6/30/2010                00503NAB7         1,050,813           497,908
          6/30/2010                22541NNJ4         5,519,877         4,981,232
          6/30/2010                51804XAU2             5,042                --
          9/30/2010                00503NAB7           339,385                --
          12/31/2010               00503NAC5           112,678                --
          12/31/2010               46627QBD9         1,113,437         1,052,711
                                                  ------------      ------------
                                       TOTAL       $93,181,612       $66,390,368
                                                  ------------      ------------


           DATE OF
          FINANCIAL                                 AMORTIZED        FAIR
          STATEMENT              RECOGNIZED         COST AFTER     VALUE AT
        WHEN INITIALLY              OTTI               OTTI      TIME OF OTTI
           REPORTED             (IN DOLLARS)       (IN DOLLARS)  (IN DOLLARS)
------------------------------  ---------------------------------------------
          9/30/2009               $(5,575,398)       $1,959,990      $607,018
          9/30/2009                  (318,875)          143,832       605,000
          9/30/2009                    (6,454)        3,981,363     3,980,969
          9/30/2009                  (257,417)        9,468,201     8,381,882
          9/30/2009                   (22,804)          301,919       279,440
          9/30/2009                   (72,387)        1,353,732     1,587,169
          9/30/2009                (1,915,314)        6,740,942     6,301,194
          9/30/2009                  (162,422)          837,548       393,426
          9/30/2009                  (908,174)           77,012       251,926
          9/30/2009                   (68,238)           34,782       111,797
          9/30/2009                  (291,603)        1,082,028     1,532,755
          9/30/2009                    (9,416)        2,644,326     2,502,017
          9/30/2009                   (41,043)        2,338,979     2,347,354
          9/30/2009                  (559,534)        1,474,961     1,358,469
          9/30/2009                    (9,369)          920,612       866,016
          9/30/2009                  (675,025)          690,903       946,149
          9/30/2009                   (71,723)          572,349       526,565
          9/30/2009                  (178,934)        1,562,569     1,521,277
          9/30/2009                   (58,642)          729,302       741,670
          9/30/2009                  (504,243)        2,571,757     3,146,164
          9/30/2009                (1,051,312)           30,116        86,608
          9/30/2009                  (730,946)           11,524        36,450
          9/30/2009                  (457,340)        1,767,229     1,494,736
          9/30/2009                    (1,608)            9,123         1,859
          9/30/2009                   (53,218)          395,098       173,005
          9/30/2009                  (633,361)          135,713       135,000
          9/30/2009                   (98,154)           36,892        45,000
          9/30/2009                (1,725,131)        3,809,262     4,213,330
          9/30/2009                (2,042,042)        5,903,490     2,400,000
          12/31/2009                 (648,032)          351,328       351,285
          12/31/2009               (4,534,590)        4,126,189     2,820,805
          12/31/2009                 (636,842)        1,169,582     1,055,039
          12/31/2009                   (7,626)              344           169
          12/31/2009                 (170,098)          137,383       140,425
          12/31/2009                 (160,722)          158,497       153,320
          3/31/2010                  (506,563)        1,186,748       364,211
          3/31/2010                   (17,263)        1,142,892     1,142,892
          6/30/2010                  (552,905)          497,908       333,860
          6/30/2010                  (538,645)        4,981,232     4,846,253
          6/30/2010                    (5,042)               --            --
          9/30/2010                  (339,385)               --            --
          12/31/2010                 (112,678)               --            --
          12/31/2010                  (60,726)        1,052,711     1,613,441
                                -------------      ------------  ------------
                                 $(26,791,244)      $66,390,368   $59,395,945
                                -------------      ------------  ------------

4. FAIR VALUE MEASUREMENTS

Certain of the following financial instruments are carried at fair value in the Company's Financial Statements: bonds and stocks, derivatives, and Separate Account assets.

The following section applies the fair value hierarchy and disclosure requirements for the Company's financial instruments that are carried at fair value. The fair value hierarchy prioritizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2 or 3).

Level 1    Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the
           Company has the ability to access at the measurement date. Level 1 securities include open- ended mutual funds reported in Separate Account assets.
Level 2    Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Included in the Level 2 category are derivative instruments that have no significant unobservable market inputs.
Level 3    Valuations that are derived from techniques in which one or more of the significant inputs are unobservable
           (including assumptions about risk). Level 3 securities include less liquid securities such as lower quality asset-backed securities. Also included in Level 3 are certain complex derivative securities, including a customized GMWB hedging derivative. Because Level 3 fair values, by their nature, contain one or more significant unobservable market inputs as there is little or no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the Company's best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. Transfers of securities among the levels occur at the beginning of the reporting period. Transfers between Level 1 and Level 2 were not material for the year ended December 31, 2010. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company's bonds included in Level 3 are classified as such as they are primarily priced by independent brokers and/or within illiquid markets.

These disclosures provide information as to the extent to which the Company uses fair value to measure financial instruments and information about the inputs used to value those financial instruments to allow users to assess the relative reliability of the measurements. The following table presents assets and liabilities carried at fair value by hierarchy level.

                                                                   QUOTED PRICES
                                                                     IN ACTIVE              SIGNIFICANT            SIGNIFICANT
                                                                    MARKETS FOR             OBSERVABLE            UNOBSERVABLE
                                                                 IDENTICAL ASSEDECEMBER 31, 2010PUTS                 INPUTS
                                                  TOTAL              (LEVEL 1)               (LEVEL 2)              (LEVEL 3)
---------------------------------------------------------------------------------------------------------------------------------
Assets accounted for at fair value
All other corporate -- asset-backed                   $644                 $ --                   $ --                   $644
Common Stocks                                        7,589                7,585                     --                      4
                                               -----------          -----------              ---------              ---------
                       TOTAL BONDS AND STOCKS        8,233                7,585                     --                    648
Derivative assets
Credit derivatives                                  (6,867)                  --                 (6,832)                   (35)
Foreign exchange derivatives                        78,416                   --                 78,416                     --
Interest rate derivatives                          (11,257)                  --                (11,342)                    85
Variable annuity hedging derivatives and
 macro hedge program                               805,570                   --                117,524                688,046
                                               -----------          -----------              ---------              ---------
                      TOTAL DERIVATIVE ASSETS      865,862                   --                177,766                688,096
Separate Account assets (1)                     58,399,199           58,399,199
                                               -----------          -----------
     TOTAL ASSETS ACCOUNTED FOR AT FAIR VALUE  $59,273,294          $58,406,784               $177,766               $688,744
                                               -----------          -----------              ---------              ---------
Liabilities accounted for at fair value
Derivative liabilities
Credit derivatives                                  $1,365                 $ --                   $129                 $1,236
Foreign exchange derivatives                        (5,727)                  --                 (5,727)                    --
Interest rate derivatives                           (5,602)                  --                 (5,602)                    --
Variable annuity hedging derivatives and
 macro hedge program                               (58,499)                  --                (81,298)                22,799
                                               -----------          -----------              ---------              ---------
TOTAL LIABILITIES ACCOUNTED FOR AT FAIR VALUE     $(68,463)                $ --               $(92,498)               $24,035
                                               -----------          -----------              ---------              ---------

(1) Excludes approximately $20.8 million of investment sales receivable net of investment purchases payable that are not subject to these disclosures.

DETERMINATION OF FAIR VALUES

The valuation methodologies used to determine the fair values of assets and liabilities under the "exit price" notion reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes relevant observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices where available and where prices represent a reasonable estimate of fair value. The Company also determines fair value based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the above tables.

Bonds and Stocks

The fair value of bonds and stocks in an active and orderly market (e.g. not distressed or forced liquidation) is determined by management after considering one of three primary sources of information: third-party pricing services, independent broker quotations or pricing matrices. Security pricing is applied using a "waterfall" approach whereby publicly available prices are first sought from third-party pricing services, the remaining unpriced securities are submitted to independent brokers for prices, or lastly, securities are priced using a pricing matrix. Based on the typical trading volumes and the lack of quoted market prices for bonds, third-party pricing services will normally derive the security prices from recent reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the third-party pricing services and independent brokers may use matrix or model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at an estimated market rate. Included in the pricing of certain asset-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Actual prepayment experience may vary from these estimates.

Prices from third-party pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding.

A pricing matrix is used to price private placement securities for which the Company is unable to obtain a price from a third-party pricing service by discounting the expected future cash flows from the security by a developed market discount rate utilizing current credit spreads. Credit spreads are developed each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placement brokers. The appropriate credit spreads determined through this survey approach are based upon the issuer's financial strength and term to maturity, utilizing an independent public security index and trade information and adjusting for the non-public nature of the securities.

The Company performs a monthly analysis of the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. As a part of this analysis, the Company considers trading volume and other factors to determine whether the decline in market activity is significant when compared to normal activity in an active market, and if so, whether transactions may not be orderly considering the weight of available evidence. If the available evidence indicates that pricing is based upon transactions that are stale or not orderly, the Company places little, if any, weight on the transaction price and will estimate fair value utilizing an internal pricing model. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. Examples of procedures performed include, but are not limited to, initial and on-going review of third-party pricing services' methodologies, review of pricing statistics and trends, back testing recent trades, and monitoring of trading volumes, new issuance activity and other market activities. In addition, the Company ensures that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models developed based on spreads, and when available, market indices. As a result of this analysis, if the Company determines that there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly. The Company's internal pricing model utilizes the Company's best estimate of expected future cash flows discounted at a rate of return that a market participant would require. The significant inputs to the model include, but are not limited to, current market inputs, such as credit loss assumptions, estimated prepayment speeds and market risk premiums. The Company has analyzed the third-party pricing services' valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third-party pricing services are classified into Level 2 because the inputs used in pricing the securities are market observable. Due to a general lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers' prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated with observable market data.

DERIVATIVE INSTRUMENTS

Derivative instruments are fair valued using pricing valuation models that utilize independent market data inputs, quoted market prices for exchange-traded derivatives, or independent broker quotations. As of December 31, 2010, 97% of derivatives, based upon notional values, were priced by valuation models or quoted market prices. The remaining derivatives were priced by broker quotations. The Company performs a monthly analysis on derivative valuations which includes both quantitative and qualitative analysis. Examples of procedures performed include, but are not limited to, review of pricing statistics and trends, back testing recent trades, analyzing the impacts of changes in the market environment, and review of changes in market value for each derivative including those derivatives priced by brokers.

The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities. Therefore the realized and unrealized gains and losses on derivatives reported in Level 3 may not reflect the offsetting impact of the realized and unrealized gains and losses of the associated assets and liabilities.

VALUATION TECHNIQUES AND INPUTS FOR INVESTMENTS

Generally, the Company determines the estimated fair value of its bonds and stocks using the market approach. The income approach is used for securities priced using a pricing matrix, as well as for derivative instruments. For Level 1 investments, valuations are based on observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date.

For most of the Company's debt securities, the following inputs are typically used in the Company's pricing methods: reported trades, benchmark yields, bids and/or estimated cash flows. Inputs also include issuer spreads, which may consider credit default swaps. Derivative instruments are valued using mid-market inputs that are predominantly observable in the market.

A description of additional inputs used in the Company's Level 2 and Level 3 measurements is listed below:

Level 2 The fair values of most of the Company's Level 2 investments are determined by management after considering prices received from third party pricing services. These investments include most bonds and preferred stocks.

ASSET-BACKED SECURITIES -- Primary inputs also include monthly payment information, collateral performance, which varies by vintage year and includes delinquency rates, collateral valuation loss severity rates, collateral refinancing assumptions and credit default swap indices.

CREDIT DERIVATIVES -- Significant inputs primarily include the swap yield curve and credit curves.

FOREIGN EXCHANGE DERIVATIVES -- Significant inputs primarily include the swap yield curve, currency spot and forward rates, and cross currency basis curves.

INTEREST RATE DERIVATIVES -- Significant input is primarily the swap yield curve.

Level 3 Most of the Company's securities classified as Level 3 are valued based on brokers' prices. Also included in Level 3 are certain derivative instruments that either have significant unobservable inputs or are valued based on broker quotations. Significant inputs for these derivative contracts primarily include the typical inputs used in the Level 1 and Level 2 measurements noted above, but also may include the following:

CREDIT DERIVATIVES -- Significant unobservable inputs may include credit correlation and swap yield curve and credit curve extrapolation beyond observable limits.

EQUITY DERIVATIVES -- Significant unobservable inputs may include equity volatility.

INTEREST RATE CONTRACTS -- Significant unobservable inputs may include swap yield curve extrapolation beyond observable limits and interest rate volatility.

SEPARATE ACCOUNT ASSETS

Separate Account assets are primarily invested in mutual funds but also have investments in bonds and stocks. The Separate Account investments are valued in the same manner, and using the same pricing sources and inputs, as the bonds and stocks of the Company.

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

The table below provides a fair value roll-forward of financial instruments measured at fair value using significant unobservable inputs (Level 3) for the year ended December 31, 2010:

                                                        TOTAL REALIZED/UNREALIZED
                                    FAIR VALUE         GAINS (LOSSES) INCLUDED IN:
                                  AS OF JAN. 1,           NET
ASSET (LIABILITY)                      2010            INCOME (1)          SURPLUS
-----------------------------------------------------------------------------------------
ASSETS
All other corporate --                    $223             $(9)                $(341)
 asset-backed
Preferred Stocks                           405              --                    --
Common Stocks                                4              --                    --
                                    ----------            ----            ----------
       TOTAL BONDS AND STOCKS            $ 632            $ (9)               $ (341)
Derivatives
 Credit derivatives                         --              --                 1,079
 Interest rate derivatives                 688              --                  (603)
  Variable annuity hedging             326,145              --              (362,519)
   derivatives and macro
   hedge program
                                    ----------            ----            ----------
        TOTAL DERIVATIVES (3)         $326,833            $ --             $(362,043)
                                    ----------            ----            ----------

                                    PURCHASES,                                               FAIR VALUE
                                    ISSUANCES           TRANSFERS        TRANSFERS             AS OF
                                       AND                IN TO            OUT OF           DECEMBER 31,
ASSET (LIABILITY)                  SETTLEMENTS         LEVEL 3 (2)      LEVEL 3 (2)             2010
-----------------------------  -----------------------------------------------------------------------------
ASSETS
All other corporate --                    $408             $381              $(18)                 $644
 asset-backed
Preferred Stocks                          (162)              --              (243)                   --
Common Stocks                               --               --                --                     4
                                    ----------            -----            ------            ----------
       TOTAL BONDS AND STOCKS            $ 246            $ 381            $ (261)                $ 648
Derivatives
 Credit derivatives                        122               --                --                 1,201
 Interest rate derivatives                  --               --                --                    85
  Variable annuity hedging             747,219               --                --               710,845
   derivatives and macro
   hedge program
                                    ----------            -----            ------            ----------
        TOTAL DERIVATIVES (3)         $747,341             $ --              $ --              $712,131
                                    ----------            -----            ------            ----------

(1) All amounts in these columns are reported in net realized capital gains (losses). All amounts are before income taxes.

(2) Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information.

(3) Derivative instruments are reported in this table on a net basis for asset/(liability) positions.

The following fair value measurement information as of December 31, 2009 is based on disclosure guidance developed by the NAIC/AICPA Task Force prior to the finalization of SSAP No. 100 (Fair Value Measurements).

FINANCIAL ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS AS OF DECEMBER 31, 2009

The following tables provide information as of December 31, 2009 about the Company's financial assets and liabilities measured at fair value on a recurring basis.

                                                        QUOTED PRICES
                                                          IN ACTIVE
                                                         MARKETS FOR                SIGNIFICANT               SIGNIFICANT
                                                          IDENTICAL                  OBSERVABLE              UNOBSERVABLE
                                                            ASSETS    DECEMBER 31, 2009INPUTS                   INPUTS
                                    TOTAL                 (LEVEL 1)                  (LEVEL 2)                 (LEVEL 3)
-----------------------------------------------------------------------------------------------------------------------------
ASSETS ACCOUNTED FOR AT FAIR
 VALUE
All other corporate --
 asset-backed                             $ --                    $ --                      $ --                     $ --
Common Stocks                            6,687                   6,683                        --                        4
                                --------------          --------------              ------------              -----------
        TOTAL BONDS AND STOCKS           6,687                   6,683                        --                        4
Derivative assets
GMWB hedging instruments               140,611                      --                        --                  140,611
Macro hedge program                    177,739                      --                    16,038                  161,701
Other derivative assets                 (2,339)                     --                   (12,981)                  10,642
                                --------------          --------------              ------------              -----------
       TOTAL DERIVATIVE ASSETS         316,011                      --                     3,057                  312,954
Separate Account assets (1)         59,063,044              59,063,044                        --                       --
                                --------------          --------------              ------------              -----------
 TOTAL ASSETS ACCOUNTED FOR AT
                    FAIR VALUE     $59,385,742             $59,069,727                    $3,057                 $312,958
                                --------------          --------------              ------------              -----------
LIABILITIES ACCOUNTED FOR AT
 FAIR VALUE
Derivative liabilities
GMWB hedging instruments             $(186,725)                   $ --                 $(186,725)                    $ --
Macro hedge program                     21,139                      --                    (2,694)                  23,833
Other derivative liabilities           (24,938)                     --                   (14,984)                  (9,954)
                                --------------          --------------              ------------              -----------
   TOTAL LIABILITIES ACCOUNTED
             FOR AT FAIR VALUE       $(190,524)                   $ --                 $(204,403)                 $13,879
                                --------------          --------------              ------------              -----------

(1) Excludes approximately $16.1 million of investment sales receivable net of investment purchases payable that are not subject to these disclosures.

CHANGES IN LEVEL 3 ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS AS OF DECEMBER 31, 2009

The table below provides a fair value rollforward for the year ending December 31, 2009 for the financial instruments for which significant unobservable inputs (Level 3) are used in the fair value measurement on a recurring basis. The gains and losses in the table below include changes in fair value due partly to observable and unobservable factors.

                                       COMMON         GMWB HEDGING          MACRO HEDGE             OTHER
                                       STOCK          INSTRUMENTS             PROGRAM            DERIVATIVES        TOTAL
---------------------------------------------------------------------------------------------------------------------------------
Fair value at 1/1/09                      $4            $1,577,937              $134,852               $655         $1,713,48
                                        ----          ------------          ------------          ---------      ------------
Realized/unrealized gains (losses)
 included in:
 Net income                               --                    --                    --                 --                --
 Unrealized gains and losses              --              (493,111)             (240,114)               241          (732,984)
 Purchases, issuances, and
  settlements                             --              (944,215)              290,796               (208)         (653,627)
Transfers in (out) of Level 3             --                    --                    --                 --                --
                                        ----          ------------          ------------          ---------      ------------
Fair value at 12/31/09                     4               140,611               185,534                688           326,837
                                        ----          ------------          ------------          ---------      ------------
 TOTAL GAINS AND (LOSSES) INCLUDED
         IN INCOME ATTRIBUTABLE TO
 INSTRUMENTS HELD AT THE REPORTING
                              DATE      $ --             $(249,433)            $(192,831)           $(1,278)        $(443,542)
                                        ----          ------------          ------------          ---------      ------------

Changes in the value of common stock for realized gains/losses are included in net income, and changes in unrealized gains/losses have been included in surplus. Changes in the value of Separate Account assets for realized and unrealized gains/losses accrue directly to the policyholders and are not included in net income.

ASSETS MEASURED AT FAIR VALUE ON A NON-RECURRING BASIS AS OF DECEMBER 31, 2009

Certain financial assets are measured at fair value on a non-recurring basis, such as certain bonds and preferred stock valued at the lower of amortized cost or fair value, or investments that are impaired during the reporting period and recorded at fair value on the balance sheet at December 31, 2009. The following tables summarize the assets measured at fair value on a non-recurring basis as of December 31, 2009:

                                                          AS OF DECEMBER 31, 2009
                                               QUOTED PRICES IN ACTIVE                SIGNIFICANT
                                                MARKETS FOR IDENTICAL              OBSERVABLE INPUTS
                                TOTAL              ASSETS (LEVEL 1)                    (LEVEL 2)
------------------------------------------------------------------------------------------------------------
Bonds                             $235                   $ --                               $12
Preferred Stock                  5,390                     --                             4,985

                                             AS OF DECEMBER 31, 2009
                                      SIGNIFICANT
                                  UNOBSERVABLE INPUTS              TOTAL GAINS
                                       (LEVEL 3)                  AND (LOSSES)
-----------------------------  ---------------------------------------------------
Bonds                                     $223                        $(5,189)
Preferred Stock                            405                        (16,058)

Bonds include those securities that are ineligible to be carried at amortized cost by the Securities Valuation Office ("SVO") and have a fair value that is less than amortized cost as of December 31, 2009. Also included in bonds are those securities that are eligible to be carried at amortized cost, but have been permanently impaired as of December 31, 2009 due to an other-than-temporary loss in value and as a result are written down to fair value at that time. Level 3 bonds include primarily sub-prime securities and below-investment-grade CMBS securities that are priced by brokers or internally fair valued and are classified as level 3 due to the lack of liquidity in the market. Level 3 preferred stock includes privately placed securities that are classified as Level 3 due to a lack of observability into the inputs used in pricing these types of securities.

FAIR VALUE OF FINANCIAL INSTRUMENTS

Included in various investment related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stock when carried at the lower of cost or market. The following table presents carrying amounts and fair values of the Company's financial instruments as of December 31, 2010 and December 31, 2009.

                                                              2010                                      2009
                                                 STATEMENT            ESTIMATED            STATEMENT            ESTIMATED
                                                   VALUE              FAIR VALUE             VALUE              FAIR VALUE
---------------------------------------------------------------------------------------------------------------------------------
Admitted Assets
 Bonds and short-term investments                 $11,069,389           11,316,260          $10,061,445            9,919,684
 Preferred stocks                                       8,902                7,200               73,901               67,721
 Common stocks                                        749,401              749,401            1,111,915            1,111,915
 Mortgage loans                                       436,752              446,075              490,227              446,456
 Derivative related assets (1)                        865,862              870,447              324,260              326,218
 Contract loans                                       364,509              360,979              352,829              352,829
 Separate Account assets                           58,399,199           58,399,199           59,063,044           59,063,044
Liabilities
 Liability for deposit type contracts                $(67,566)            $(67,566)            $(70,613)            $(70,613)
 Derivative related liabilities (1)                   (68,463)             (68,463)            (192,245)            (190,893)
 Separate Account liabilities                     (58,399,199)         (58,399,199)         (59,063,044)         (59,063,044)

(1) Includes derivatives held for other investment and/or risk management activities as of December 31, 2010 and 2009, with a fair value asset position of $856,795 and $316,011, respectively, and a liability position of $(68,463) and $(190,524), respectively. Excludes derivative contracts that receive hedge accounting and have a zero statement value at December 31, 2010 and 2009. These derivatives are not reported on the Statement of Admitted Assets, Liabilities and Surplus and have a fair value as of December 31, 2010 and 2009, of $186,947 and $(22,081), respectively.

The valuation methodologies used to determine the fair values of bonds, stocks and derivatives are described in the above Fair Value Measurements section of this note. The amortized cost of short-term investments approximates fair value.

Fair values for mortgage loans were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans.

The carrying amounts of liability for deposit type contracts and Separate Account liabilities approximate their fair values.

Fair values for contract loans were estimated using discounted cash flow calculations using current interest rates.

5. INCOME TAXES

A. The Components of the Net Deferred Tax Asset/(Liability) at period end and the change in those components are as follows:

1.

                                                2010
                            ORDINARY           CAPITAL            TOTAL
--------------------------------------------------------------------------------
Gross Deferred Tax
 Assets (DTA)               $1,123,942          $156,549         $1,280,491
Statutory Valuation
 Allowance                          --                --                 --
                          ------------       -----------       ------------
Adjusted Gross Deferred
 Tax Assets                  1,123,942           156,549          1,280,491
Gross Deferred Tax
 Liabilities (DTL)            (465,290)               --           (465,290)
                          ------------       -----------       ------------
Net Deferred Tax
Asset/(Liability) before
Admissibility Test            $658,652          $156,549           $815,201
                          ------------       -----------       ------------
Admitted Pursuant to
 Paragraph 10.a.
 Carryback Period                 $ --              $ --               $ --
Paragraph 10.b.i. DTA's
 Realized within one
 year                          450,572            10,219            460,791
Paragraph 10.b.ii. 10%
 Surplus Limitation (see
 Note A below)                      --                --            362,942
                          ------------       -----------       ------------
Admitted Pursuant to
 Paragraph 10.b. (lesser
 of i. or ii.)                 352,723            10,219            362,942
                          ------------       -----------       ------------
Admitted Pursuant to
 Paragraph 10.c. offset
 against DTL's                 465,290                --            465,290
                          ------------       -----------       ------------
Paragraph 10.e.i.
 Additional Carryback
 Period
                                    --                --                 --
Paragraph 10.e.ii.a.
 Additional DTA's
 Realized within three
 years                         205,146                --            205,146
Paragraph
 10.e.ii.b.Additional
 15% Surplus Limitation
 (see Note A below)                 --                --            181,471
                          ------------       -----------       ------------
Additional Admitted
 Pursuant to Paragraph
 10.e.ii. (lesser of a.
 or b.)                        181,471                --            181,471
                          ------------       -----------       ------------
Additional Admitted
 Pursuant to Paragraph
 10.e.iii. Offset
 against DTL's                      --                --                 --
                          ------------       -----------       ------------
Admitted Deferred Tax
 Asset (sum of 10a, b,
 c, ei, eii and eiii
 above)                        999,484            10,219          1,009,703
Deferred Tax Liability        (465,290)               --           (465,290)
                          ------------       -----------       ------------
Net Admitted Deferred
 Tax Asset/(Liability)        $534,194           $10,219           $544,413
                          ------------       -----------       ------------
Non-admitted Deferred
 Tax Asset                    $124,458          $146,330           $270,788
                          ------------       -----------       ------------

                                                 2009
                            ORDINARY           CAPITAL            TOTAL
--------------------------------------------------------------------------------
Gross Deferred Tax Assets
 (DTA)                         $914,270         $121,481         $1,035,751
Statutory Valuation
 Allowance                           --               --                 --
                            -----------       ----------       ------------
Adjusted Gross Deferred
 Tax Assets                     914,270          121,481          1,035,751
Gross Deferred Tax
 Liabilities (DTL)             (260,641)              --           (260,641)
                            -----------       ----------       ------------
Net Deferred Tax
Asset/(Liability) before
Admissibility Test             $653,629         $121,481           $775,110
                            -----------       ----------       ------------
Admitted Pursuant to
 Paragraph 10.a. Carryback
 Period                            $ --             $ --               $ --
Paragraph 10.b.i. DTA's
 Realized within one year       129,174            5,998            135,172
Paragraph 10.b.ii. 10%
 Surplus Limitation (see
 Note A below)                       --               --            464,467
                            -----------       ----------       ------------
Admitted Pursuant to
 Paragraph 10.b. (lesser
 of i. or ii.)                  129,174            5,998            135,172
                            -----------       ----------       ------------
Admitted Pursuant to
 Paragraph 10.c. offset
 against DTL's                  260,641               --            260,641
                            -----------       ----------       ------------
Paragraph 10.e.i.
 Additional Carryback
 Period                              --               --                 --
Paragraph 10.e.ii.a.
 Additional DTA's Realized
 within three years             266,358               --            266,358
Paragraph
 10.e.ii.b.Additional 15%
 Surplus Limitation (see
 Note A below)                       --               --            561,528
                            -----------       ----------       ------------
Additional Admitted
 Pursuant to Paragraph
 10.e.ii. (lesser of a. or
 b.)                            266,358               --            266,358
                            -----------       ----------       ------------
Additional Admitted
 Pursuant to Paragraph
 10.e.iii. Offset against
 DTL's                               --               --                 --
                            -----------       ----------       ------------
Admitted Deferred Tax
 Asset (sum of 10a, b, c,
 ei, eii and eiii above)        656,173            5,998            662,171
Deferred Tax Liability         (260,641)              --           (260,641)
                            -----------       ----------       ------------
Net Admitted Deferred Tax
Asset/(Liability)              $395,532           $5,998           $401,530
                            -----------       ----------       ------------
Non-admitted Deferred Tax
 Asset                         $258,097         $115,483           $373,580
                            -----------       ----------       ------------

                                           CHANGE DURING 2010
                              ORDINARY           CAPITAL           TOTAL
--------------------------------------------------------------------------------
Gross Deferred Tax Assets
 (DTA)                           $209,672         $35,068          $244,740
Statutory Valuation
 Allowance                             --              --                --
                              -----------       ---------       -----------
Adjusted Gross Deferred Tax
 Assets                           209,672          35,068           244,740
Gross Deferred Tax
 Liabilities (DTL)               (204,649)             --          (204,649)
                              -----------       ---------       -----------
Net Deferred Tax Asset
Before Admissibility Test          $5,023         $35,068           $40,091
                              -----------       ---------       -----------
Admitted Pursuant to
 Paragraph 10.a. Carryback
 Period                              $ --            $ --              $ --
Paragraph 10.b.i. DTA's
 Realized within one year         321,398           4,221           325,619
Paragraph 10.b.ii. 10%
 Surplus Limitation (See
 Note A below)                         --              --          (101,525)
                              -----------       ---------       -----------
Admitted Pursuant to
 Paragraph 10.b.                  223,549           4,221           227,770
                              -----------       ---------       -----------
Admitted Pursuant to
 Paragraph 10.c. offset
 against DTL's                    204,649              --           204,649
                              -----------       ---------       -----------
Paragraph 10.e.i. Additional
 Carryback period
                                       --              --                --
Paragraph 10.e.ii.a.
 Additional DTA's Realized
 within three years               (61,212)             --           (61,212)
Paragraph 10.e.ii.b.
 Additional 15% Surplus
 Limitation (See Note A
 below)                                --              --          (380,057)
                              -----------       ---------       -----------
Additional Admitted Pursuant
 to Paragraph 10.e.ii.            (84,887)             --           (84,887)
                              -----------       ---------       -----------
Additional Admitted Pursuant
 to Paragraph 10.e.iii.
 Offset against DTL's                  --              --                --
                              -----------       ---------       -----------
Admitted Deferred Tax Asset
 (sum of 10a, b, c, ei, eii
 and eiii above)                  343,311           4,221           347,532
Deferred Tax Liability           (204,649)             --          (204,649)
                              -----------       ---------       -----------
Change in Net Admitted
Deferred Tax
Asset/(Liability)                $138,662          $4,221          $142,883
                              -----------       ---------       -----------
Change in Non-admitted
 Deferred Tax Asset             $(133,639)        $30,847         $(102,792)
                              -----------       ---------       -----------

Note A -- Not applicable by component, only in total.

2. The Company has elected to admit deferred tax assets pursuant to paragraph 10.e. of SSAP No. 10R for the year ending December 31, 2010.

3. The availability of tax-planning strategies resulted in an increase of the Company's adjusted gross DeferRed Tax Assets by approximately 0% of which approximately 0% and 0% was capital and ordinary for tax purposes, respectively. Available tax planning strategies increased the Company's net admitted deferred tax assets by approximately 14% of which approximately 2% and 12% was capital and ordinary for tax purposes, respectively.

4.   Risk Based Capital Level

                                                 WITH
                               PARAGRAPHS      PARAGRAPH
                                10.A.-C.         10.E.           DIFFERENCE
--------------------------------------------------------------------------------
Admitted Deferred Tax Assets       $362,942       $544,413         $181,471
Admitted Assets                  73,445,450     73,626,921          181,471
Statutory Surplus                 3,881,068      4,062,539          181,471
Total Adjusted Capital            3,898,066      4,079,537          181,471
Authorized Control Level
 used in 10.d.                      164,366        168,903            4,537

B.  Deferred Tax Liabilities are not recognized for the following amounts:

      Not applicable

C. The Components of Current Income Tax Expense are as follows:

                              2010              2009               2008
--------------------------------------------------------------------------------
Federal Taxes Before
 Capital Gains, NOL, and
 AMT                          $266,874          $611,746          $(479,071)
Foreign Taxes                  (33,836)               --                 --
NOL
 Limitation/(Utilization)      (91,112)         (219,123)           230,834
Alternative Minimum Tax          2,399                --             (6,233)
Prior Period Adjustments
 and Other                    (209,820)           54,085              8,725
                           -----------       -----------       ------------
    TOTAL CURRENT FEDERAL
    INCOME TAXES INCURRED     $(65,495)         $446,708          $(245,745)
                           -----------       -----------       ------------

The main components of the period end deferred tax amounts and the change in those components are as follows:

                                                  2010              2009             CHANGE
--------------------------------------------------------------------------------------------------
DEFERRED TAX ASSETS:
 ORDINARY ASSETS
  Reserves                                         $397,746         $338,545           $59,201
  Tax Deferred Acquisition Costs                    274,393          289,234           (14,841)
  Employee Benefits                                   6,407            4,544             1,863
  Bonds and Other Investments                       241,902           11,245           230,657
  Unrealized Ordinary Gains/(Losses)                 33,547           73,229           (39,682)
  Minimum Tax Credit/Foreign Tax Credits            156,094          165,638            (9,544)
  Other                                              13,853           31,835           (17,982)
                                              -------------      -----------       -----------
    SUBTOTAL GROSS ORDINARY DEFERRED TAX
                                   ASSET          1,123,942          914,270           209,672
 Adjustments to Gross Ordinary Deferred
  Tax Assets                                             --               --                --
                                              -------------      -----------       -----------
  TOTAL ADJUSTED GROSS ORDINARY DEFERRED
                              TAX ASSETS         $1,123,942         $914,270          $209,672
                                              -------------      -----------       -----------
 Non-admitted Ordinary Deferred Tax
  Assets                                           $124,458         $258,097         $(133,639)
                                              -------------      -----------       -----------
 Admitted Ordinary Deferred Tax Assets             $999,484         $656,173          $343,311
                                              -------------      -----------       -----------
 CAPITAL ASSETS
  Bonds and Other Investments                      $108,023         $106,353            $1,670
  Unrealized Gains/(Losses)                          48,526           15,128            33,398
                                              -------------      -----------       -----------
     SUBTOTAL GROSS CAPITAL DEFERRED TAX
                                   ASSET            156,549          121,481            35,068
 Adjustments to Gross Capital Deferred
  Tax Assets                                             --               --                --
   TOTAL ADJUSTED GROSS CAPITAL DEFERRED
                              TAX ASSETS          $ 156,549        $ 121,481          $ 35,068
 Nonadmitted Capital Deferred Tax Assets           $146,330         $115,483           $30,847
                                              -------------      -----------       -----------
 Admitted Capital Deferred Tax Assets               $10,219           $5,998            $4,221
                                              -------------      -----------       -----------
      TOTAL ADMITTED DEFERRED TAX ASSETS         $1,009,703         $662,171          $347,532
                                              -------------      -----------       -----------

                                              2010               2009              CHANGE
------------------------------------------------------------------------------------------------
DEFERRED TAX LIABILITIES:
 ORDINARY LIABILITIES
  Bonds and Other Investments                 $(242,823)         $(162,543)         $(80,280)
  Employee Benefits                              (2,094)            (2,380)              286
  Deferred and Uncollected                      (23,194)           (24,376)            1,182
  Reserves                                     (176,330)           (65,192)         (111,138)
  Other                                         (20,849)            (6,150)          (14,699)
                                          -------------      -------------      ------------
       TOTAL GROSS ORDINARY DEFERRED TAX
                             LIABILITIES      $(465,290)         $(260,641)        $(204,649)
                                          -------------      -------------      ------------
      TOTAL ADJUSTED DEFERRED TAX ASSETS    $ 1,280,491        $ 1,035,751         $ 244,740
          TOTAL DEFERRED TAX LIABILITIES       (465,290)          (260,641)         (204,649)
                                          -------------      -------------      ------------
       NET ADJUSTED DEFERRED TAX ASSETS/
                           (LIABILITIES)       $815,201           $775,110            40,091
                                          -------------      -------------      ------------
Adjust for the Change in Deferred Tax on
 Unrealized Gains/Losses                                                               6,285
Adjust for the Stock Compensation
 Transfer                                                                                665
Other Adjustments                                                                         --
Adjusted Change in Net Deferred Income
 Tax                                                                                 $47,041

Reconciliation of Federal Income Tax Rate to Actual Effective Rate:

The sum of the income tax incurred and the change in the deferred tax asset/liability is different from the result obtained by applying the statutory federal income tax rate to the pre-tax net income. The significant items causing this difference are as follows:

                                               2010           % OF PRE-TAX       2009
                                            TAX EFFECT           INCOME       TAX EFFECT
---------------------------------------------------------------------------------------------
Statutory Tax -- 35%                           $13,797             35.00%        $998,990
Tax Preferred Investments                      (92,800)          (235.41)%        (97,710)
Affiliated Dividends                           (49,000)          (124.30)%             --
Foreign Tax Credits                                 --              0.00%              --
IMR Adjustments                                 18,492             46.91%              --
IRS Audit Adjustments                             (887)            (2.25)%        (17,055)
Correction of Deferred
Balances                                        18,171             46.10%              --
Gain on Reinsurance
Booked to Surplus                                   --              0.00%              --
Change in Basis of Reserves
Booked to Surplus                                   --              0.00%              --
All Other                                        4,664             11.83%         (14,118)
                                            ----------          --------      -----------
            TOTAL STATUTORY INCOME TAX        $(87,563)          (222.12)%       $870,107
                                            ----------          --------      -----------
Federal and Foreign Income
Taxes Incurred                                $(65,495)          (166.14)%       $446,708
Federal Income Tax on Net
Capital Gains                                   24,973             63.35%          (1,061)
Change in Net Deferred
Income Taxes                                   (47,041)          (119.33)%        424,460
                                            ----------          --------      -----------
            TOTAL STATUTORY INCOME TAX        $(87,563)          (222.12)%       $870,107
                                            ----------          --------      -----------

                                         % OF PRE-TAX        2008           % OF PRE-TAX
                                            INCOME        TAX EFFECT           INCOME
--------------------------------------  --------------------------------------------------
Statutory Tax -- 35%                          35.00%        $(780,261)           35.00%
Tax Preferred Investments                     (3.42)%        (105,214)            4.72%
Affiliated Dividends                           0.00%               --             0.00%
Foreign Tax Credits                            0.00%          (12,910)            0.58%
IMR Adjustments                                0.00%               --             0.00%
IRS Audit Adjustments                         (0.60)%              --             0.00%
Correction of Deferred
Balances                                       0.00%               --             0.00%
Gain on Reinsurance
Booked to Surplus                              0.00%            2,846            (0.13)%
Change in Basis of Reserves
Booked to Surplus                              0.00%           (8,377)            0.38%
All Other                                     (0.49)%         (11,547)            0.52%
                                            -------      ------------          -------
            TOTAL STATUTORY INCOME TAX        30.49%        $(915,463)           41.07%
                                            -------      ------------          -------
Federal and Foreign Income
Taxes Incurred                                15.66%        $(245,745)           11.02%
Federal Income Tax on Net
Capital Gains                                 (0.04)%            (467)            0.02%
Change in Net Deferred
Income Taxes                                  14.87%         (669,251)           30.03%
                                            -------      ------------          -------
            TOTAL STATUTORY INCOME TAX        30.49%        $(915,463)           41.07%
                                            -------      ------------          -------

E. 1. At December 31, 2010, the Company had $0 of net operating loss carryforward and $0 of foreign tax credit carryforward.

       2. The amount of federal income taxes incurRed in the current year and prior years that will be available for recoupment in the event of future net losses are:

2010                                                                    $168,857
2009                                                                    $192,718
2008                                                                        $ --

     3.   The aggregate amounts of deposits reported as admitted assets under
          Section 6603 of the Internal Revenue Service ("IRS") Code was $0 as of December 31, 2010.

F. 1. The Company's federal income tax return is consolidated within The Hartford consolidated federal income tax return. The consolidated federal income tax return includes the following entities:

The Hartford Financial Services Group, Inc. (Parent)   Hartford Underwriters General Agency, Inc.
Hartford Holdings, Inc.                                Hartford Integrated Technologies, Inc.
Nutmeg Insurance Company                               Business Management Group, Inc.
Heritage Holdings, Inc.                                Personal Lines Insurance Center, Inc.
Hartford Fire Insurance Company                        Nutmeg Insurance Agency, Inc.
Hartford Accident and Indemnity Company                Hartford Lloyd's Corporation
Hartford Casualty Insurance Company                    1st AgChoice, Inc.
Hartford Underwriters Insurance Company                ClaimPlace, Inc.
Twin City Fire Insurance Company                       Access CoverageCorp, Inc.
Pacific Insurance Company, Limited                     Access CoverageCorp Technologies, Inc.
Trumbull Insurance Company                             Hartford Casualty General Agency, Inc.
Hartford Insurance Company of Illinois                 Hartford Fire General Agency, Inc.
Hartford Insurance Company of the Midwest              Hartford Strategic Investments LLC
Hartford Insurance Company of the Southcast            Hartford Life, Inc.
Hartford Lloyd's Insurance Company                     Hartford Life and Accident Insurance Company
Property & Casualty Insurance Co. of Hartford          Hartford Life International Ltd.
Sentinel Insurance Company, Ltd.                       Hartford Equity Sales Company, Inc.
First State Insurance Company                          Hartford-Comprehensive Employee Benefit Service Co.
New England Insurance Company                          Hartford Securities Distribution Company, Inc.
New England Reinsurance Corporation                    The Evergreen Group, Incorporated
Fencourt Reinsurance Company, Ltd.                     Hartford Administrative Services Company
Heritage Reinsurance Co., Ltd.                         Woodbury Financial Services, Inc.
New Ocean Insurance Co., Ltd.                          Hartford Life, Ltd.
Hartford Investment Management Co.                     Hartford Life Alliance, LLC
HARCO Property Services, Inc.                          Hartford Life Insurance Company
Four Thirty Seven Land Company, Inc.                   Hartford Life and Annuity Insurance Company
HRA, Inc.                                              Hartford International Life Reassurance Corp.
HRA Brokerage Services. Inc.                           Hartford Hedge Fund Company, LLC
Hartford Technology Services Company                   American Maturity Life Insurance Company
Ersatz Corporation                                     Champlain Life Reinsurance Company
Hartford Specialty Company                             Federal Trust Corporation
Federal Trust Bank                                     White River Life Reinsurance Company
Federal Trust Mortgage Company                         Hartford of Texas General Agency, Inc.
FTB Financial Services, Inc

     2.   Federal Income Tax Allocation

           The Company is included in the consolidated federal income tax return of The Hartford and its includable subsidiaries. Estimated tax payments are made quarterly, at which time intercompany tax settlements are made. In the subsequent year, additional settlements are made on the unextended due date of the return and at the time that the return is filed. The method of allocation among affiliates of the Company is subject to written agreement approved by The Hartford's Board of Directors and based upon separate return calculations with current credit for net losses to the extent the losses provide a benefit in the consolidated tax return.

6.  REINSURANCE

The amount of reinsurance recoverables from and payables to reinsurers were $30,695 and $263,290 respectively, as of December 31, 2010 and $46,981 and $401,012 respectively, as of December 31, 2009.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

                                                                    DIRECT        ASSUMED         CEDED                 NET
---------------------------------------------------------------------------------------------------------------------------------
2010
Aggregate Reserves for Life and
Accident and Health Policies                                        $9,741,575    $3,144,059     $(4,095,902)          $8,789,732
Policy and Contract Claim Liabilities                                   54,934        10,325         (23,616)              41,643
Premium and Annuity Considerations                                   2,667,556       652,324      (2,209,840)           1,110,040
Death, Annuity, Disability and Other Benefits                          487,561       390,966        (172,286)             706,241
Surrenders and Other Fund Withdrawals                                8,302,517       209,026      (8,228,197)             283,346

                                                               DIRECT        ASSUMED         CEDED                 NET
---------------------------------------------------------------------------------------------------------------------------------
2009
Aggregate Reserves for Life and
Accident and Health Policies                                   $8,933,892    $2,900,085     $(3,700,222  )        $8,133,755
Policy and Contract Claim Liabilities                              57,231         8,119         (31,367  )            33,983
Premium and Annuity Considerations                              3,748,791       332,507     (59,184,583  )       (55,103,285  )
Death, Annuity, Disability and Other Benefits                     414,537       348,187        (135,526  )           627,198
Surrenders and Other Fund Withdrawals                           7,148,344       295,272      (2,041,820  )         5,401,796

                                                                    DIRECT        ASSUMED         CEDED                 NET
---------------------------------------------------------------------------------------------------------------------------------
2008
Aggregate Reserves for Life and
Accident and Health Policies                                       $10,813,526    $3,206,736     $(3,222,513)         $10,797,749
Policy and Contract Claim Liabilities                                   55,343        11,186         (32,693)              33,836
Premium and Annuity Considerations                                   7,861,654     2,322,174        (831,321)           9,352,507
Death, Annuity, Disability and Other Benefits                          515,171       343,069        (200,178)             658,062
Surrenders and Other Fund Withdrawals                                9,660,930       429,781        (125,658)           9,965,053

  a.   EXTERNAL REINSURANCE

       The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the Company to the reinsurer, and for which such obligation is not presently accrued is $234,315 in 2010, a decrease of $3,087 from the 2009 balance of $237,402. The total amount of reinsurance credits taken for this agreement is $360,485 in 2010, a decrease of $4,749 from the 2009 balance of $365,234.

The Company had no external reinsurance-related concentrations of credit risk greater than 10% of the Company's capital and surplus.

B. REINSURANCE ASSUMED FROM AFFILIATES

The Company has reinsurance arrangements with Hartford Life Insurance K.K.("HLIKK") a Japanese based affiliate and a wholly-owned subsidiary of The Hartford. Under these arrangements, the Company assumed 100% of the risks of covered riders directly written by HLIKK. In the second quarter of 2009, HLIKK ceased issuing new business. As a result, no additional contracts were reinsured by the Company after the second quarter of 2009. The following chronological list describes the reinsurance arrangements:

- Effective August 31, 2005, the Company assumed in-force and prospective guaranteed minimum income benefits ("GMIB") riders.

- Effective July 31, 2006, the Company assumed GMDB on covered contracts that have an associated GMIB rider. The reinsurance agreement applies to all contracts, GMIB riders and GMDB riders in-force and issued as of July 31, 2006 and prospectively, except for policies and GMIB riders issued prior to April 1, 2005, which were recaptured. Additionally, a tiered premium structure was implemented. On the date of the recapture, the Company forgave the reinsurance premiums collected since inception on all GMIB riders issued prior to April 1, 2005 and paid HLIKK $38,354. GMIB riders issued by HLIKK subsequent to April 1, 2005 continue to be reinsured by the Company. In connection with this Reinsurance Agreement, the Company collected premiums of $160,823, $161,329 and $110,364 for the year ended December 31, 2010,
    2009 and 2008, respectively.

- Effective September 30, 2007, the Company assumed in-force and prospective "3Win" annuities which bundle GMAB, GMIB and GMDB riders. The GMAB provides the policyholder with GRB if the account value is less than premiums after an accumulation period, generally 10 years, and if the account value has not dropped below 80% of the initial deposit, at which point a GMIB must either be exercised or the policyholder can elect to surrender 80% of the initial deposit without a surrender charge. The GRB is generally equal to premiums less surrenders. As a result of capital markets underperformance, 97% of contracts, a total of $3.1 billion triggered during the fourth quarter of 2008, and of this amount $2.0 billion have elected the payout annuity. The Company received the proceeds of this triggering impact, net of the first annuity payout and will pay the associated benefits to HLIKK over a 12-year payout. As a result, on February 5, 2009, HLIC issued a funding agreement to the Company in the amount of $1,468,810 for the purpose of funding these payments. The funding agreement calls for October 31 scheduled annual payouts with interest at 5.16% through 2019. In connection with this agreement, the Company collected premiums of $824, $11,357 and $2,040,623 for the years ended December 31, 2010, 2009 and 2008, respectively.

- Effective February 29, 2008, the Company assumed in-force and prospective GMWB and GMDB riders. In connection with this agreement, the Company collected premiums of $3,413, $3,398 and $1,203 for the years ended December 31, 2010, 2009 and 2008, respectively.

- Effective October 1, 2008, the Company assumed in-force and prospective GMDB riders. In connection with this agreement, the Company collected premiums of $2,952, $2,772 and $696 for the years ended December 31, 2010, 2009 and 2008, respectively.

The Company entered into a modified coinsurance ("MODCO") reinsurance agreement with affiliate Hartford Life Limited ("HLL"), a wholly-owned subsidiary of Hartford Life International, Ltd., effective November 1, 2010, where HLL agreed to cede and the Company agreed to assume 100% of the risks associated with GMDB and GMWB riders written by and in-force with HLL. In connection with this agreement, the Company recorded a net receivable of $21,952 and collected premiums of $344,271 for the year ended December 31, 2010.

C. REINSURANCE CEDED TO WHITE RIVER LIFE REINSURANCE COMPANY

Effective October 1, 2009, the Company entered into a MODCO and coinsurance with funds withheld reinsurance arrangement with an affiliated captive reinsurer, White River Life Reinsurance Company ("WRR"). The agreement provides that the Company will cede, and WRR will assume 100% of the inforce and prospective variable annuities and riders written or reinsured by the Company summarized below:

-   Direct written variable annuities and the associated GMDB and GMWB riders;

- Variable annuity contract rider benefits written by HLIKK, which are reinsured to the Company.

- Annuity contracts and riders written by Union Security Insurance Company, that are reinsured to the Company

- Annuitizations of and certain other settlement options offered under deferred annuity contracts

Under MODCO, the assets and liabilities associated with the reinsured business will remain on the balance sheet of the Company in segregated portfolios, and WRR will receive the economic risks and rewards related to the reinsured business through MODCO adjustments. The Company reported $589,622 in amounts receivable from reinsurers and $380,050, a reinsurance payable, in other liabilities, for a net receivable position from WRR of $209,572 and paid premiums of $58,332,509 for the year ended December 31, 2009.

Effective November 1, 2010, the Company amended it's existing MODCO reinsurance agreement and coinsurance with funds withheld reinsurance arrangement with WRR to cede, on a MODCO basis, GMDB and GMWB written by and in force with HLL and assumed by the Company effective November 1, 2010.

In connection with the WRR treaties, for the year ended December 31, 2010, the Company recorded a net payable of $247,758 within other liabilities; a liability for funds held under reinsurance treaties of $237,537 and paid premiums of $1,558,884.

D. REINSURANCE CEDED TO CHAMPLAIN LIFE REINSURANCE COMPANY

Effective November 1, 2007, the Company entered into a coinsurance with funds withheld and a MODCO reinsurance agreement with Champlain Life Reinsurance Company, an affiliated reinsurance company domiciled in Vermont. The reinsurer is unauthorized in the State of Connecticut. This Agreement takes into account State of Vermont prescribed practice that allows a letter of credit to back a certain portion of statutory reserves and a prescribed practice for the reinsurer to recognize a net liability for inuring yearly renewable term ("YRT) reinsurance contracted by the ceding company. The letter of credit held by the affiliated reinsurer has been assigned to the Company and as such also provides collateral for the unauthorized reinsurance. The increase in surplus, net of federal income tax, resulting from the reinsurance agreement on the effective date was $194,430. This surplus benefit will be amortized into income on a net of tax basis as earnings emerge from the business reinsured, resulting in a net zero impact to surplus. The Company reported paid premiums of $348,509, $567,248 and $522,811 for years ended December 31, 2010, 2009 and 2008, respectively.

7. PREMIUM AND ANNUITY CONSIDERATIONS (DEFERRED AND UNCOLLECTED)

The following presents premium and annuity considerations (deferred and uncollected) as of December 31,

                                                            2010
                                               GROSS           NET OF LOADING
--------------------------------------------------------------------------------
TYPE
Ordinary New Business                           $2,589               $2,935
Ordinary Renewal                                14,840               22,579
Group Life                                          60                   41
                                             ---------            ---------
                                      TOTAL    $17,489              $25,555
                                             ---------            ---------

                                                            2009
                                               GROSS           NET OF LOADING
--------------------------------------------------------------------------------
TYPE
Ordinary New Business                           $3,473               $3,962
Ordinary Renewal                                51,538               65,644
Group Life                                          64                   40
                                             ---------            ---------
                                      TOTAL    $55,075              $69,646
                                             ---------            ---------

8. RELATED PARTY TRANSACTIONS

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. Investment management fees were allocated by Hartford Investment Management Company and are a component of net investment income. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by affiliate Hartford Fire Insurance Company.

Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

At December 31, 2010 and 2009, the Company reported $26,596 and $20,453, respectively, as a receivable from and $45,866 and $46,166, respectively, as a payable to its parent, and subsidiary. The terms of the written settlement agreement require that these amounts be settled generally within 30 days.

Related party transactions may not be indicative of the costs that would have been incurred on a stand-alone basis. For additional information, see Notes 5, 6, 9 and 12.

Effective September 30, 2009, HLIC contributed the following wholly-owned subsidiaries, including European insurance operations, several broker-dealer entities and investment advisory and service entities to HLAI:

-   Hartford Financial Services, LLC

-   Hartford Life International, Ltd.

-   Woodbury Financial Services, Inc.

The contribution was made to closely align entities with company issuing the business as well as to more efficiently deploy capital across the organization. The contribution increased the Company's statutory surplus on the contribution date by $1,406,075.

9. RETIREMENT PLANS, OTHER POSTRETIREMENT BENEFIT PLANS AND POST EMPLOYMENT BENEFITS

The Hartford maintains a qualified defined benefit pension plan that covers substantially all employees of the Company. The Hartford also maintains non-qualified pension plans to accrue retirement benefits in excess of Internal Revenue Code limitations. These plans shall be collectively referred to as the "Pension Plans".

For the years ended December 31, 2010, 2009 and 2008, the Company incurred expense related to the Pension Plans of approximately $15,266, $19,400 and $10,523, respectively, related to their allocation of the net periodic benefit cost, benefit payments and funding to the Pension Plans.

The Hartford also provides certain health care and life insurance benefits for eligible retired employees of the Company. The Hartford's contribution for health care benefits will depend upon the retiree's date of retirement and years of service. In addition, the plan has a defined dollar cap for certain retirees which limits average company contributions. The Hartford has prefunded a portion of the health care obligations through a trust fund where such prefunding can be accomplished on a tax efFective basis. Effective January 1, 2002, company-subsidized retiree medical, retiree dental and retiree life insurance benefits were eliminated for employees with original hire dates with the Company on or after January 1, 2002. For the years ended December 31, 2010, 2009 and 2008, the Company incurRed expense related to the other postretirement benefit plans of approximately $1,568, $2,140 and $1,907, respectively.

Substantially all employees of the Company are eligible to participate in the Hartford's Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. These contributions are matched, up to 3% of compensation, by The Hartford. In addition, The Hartford allocates a percentage of base salary to the Hartford Investment and Savings Plan for eligible employees. In 2010, employees whose prior year earnings were less than $110,000 received a contribution of 1.5% of base salary and employees whose prior year earnings were more than $110,000 received a contribution of 0.5% of base salary. The cost allocated to the Company for the years ended December 31, 2010, 2009 and 2008 was $5,756, $5,996 and $4,825, respectively.

10. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS

The maximum amount of dividends which can be paid by State of Connecticut life insurance companies to shareholders is restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. Dividends are not cumulative. Dividends are paid as determined by the Board of Directors in accordance with state statutes and regulations. In 2010 and 2009, ordinary dividends of $72,000 and $0, respectively, were paid. With respect to dividends to HLIC, the Company's dividend limitation under the holding company laws of Connecticut is $768,662 in 2011.

11. SEPARATE ACCOUNTS

The Company maintained Separate Account assets totaling $58,419,988 and $59,079,204 as of December 31, 2010 and 2009, respectively. The Company utilizes Separate Accounts to record and account for assets and liabilities for particular lines of business. For the current reporting year, the Company recorded assets and liabilities for individual variable, variable life and variable universal life product lines into a Separate Account.

The Separate Account classifications are supported by state statute and are in accordance with the domiciliary state procedures for approving items within the Separate Account. Separate Account assets are segregated from other investments and reported at fair value. Some assets are considered legally insulated whereas others are not legally insulated from the General Account. As of December 31, 2010 and 2009, the Company Separate Account statement included legally insulated assets of $58,419,988 and $59,079,204, respectively.

Separate Account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account Statements of Operations as a component of Net Transfers to Separate Accounts. The Company's Separate Accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on Separate Account assets are not separately reflected in the statutory statements of operations.

Separate Account fees, net of minimum guarantees, were $1,172,978, $1,165,306 and $1,363,868 for the years ended December 31, 2010, 2009 and 2008, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

An analysis of the Separate Accounts as of December 31, 2010 is as follows:

                                                        NONINDEXED
                                                        GUARANTEED        NONINDEXED
                                                        LESS THAN         GUARANTEED          NONGUARANTEED
                                                         OR EQUAL         MORE THAN              SEPARATE
                                        INDEXED           TO 4%               4%                 ACCOUNTS              TOTAL
---------------------------------------------------------------------------------------------------------------------------------
Premium considerations or deposits
 for the year ended 2010
                                          $ --             $ --              $ --                 $1,066,846           $1,066,846
                                          ----             ----              ----             --------------       --------------
Reserves @ year-end:
 For accounts with assets at:
  Fair value                                --               --                --                 57,145,012           57,145,012
  Amortized cost                            --               --                --                         --                   --
                                          ----             ----              ----             --------------       --------------
                     TOTAL RESERVES         --               --                --                 57,145,012           57,145,012
                                          ----             ----              ----             --------------       --------------
 By withdrawal characteristics:
  Subject to discretionary
   withdrawal                               --               --                --                         --                   --
  With FV                                   --               --                --                         --                   --
  At BV without FV adjustment and
   with surrender charge of 5% or
   more                                     --               --                --                         --                   --
  At fair value                             --               --                --                 57,039,179           57,039,179
  At BV without FV adjustment and
   with surrender charge of less
   than 5%                                  --               --                --                         --                   --
                                          ----             ----              ----             --------------       --------------
                           SUBTOTAL         --               --                --                 57,039,179           57,039,179
  Not subject to discretionary
   withdrawal                               --               --                --                    105,833              105,833
                                          ----             ----              ----             --------------       --------------
                              TOTAL       $ --             $ --              $ --                $57,145,012          $57,145,012
                                          ----             ----              ----             --------------       --------------

Below is the reconciliation of Net Transfers (from) to Separate Accounts as of December 31,

                                                                         2010                 2009                 2008
---------------------------------------------------------------------------------------------------------------------------------
Transfer to Separate Accounts                                           $1,066,846           $1,658,014           $3,572,439
Transfer from Separate Accounts                                         (7,208,445  )        (5,464,863  )        (5,260,541  )
                                                                    --------------  ---  --------------  ---  --------------
Net Transfer (from) to Separate Accounts                                (6,141,599  )        (3,806,849  )        (1,688,102  )
Internal Exchanges & Other Separate Account Activity                        (2,822  )              (672  )            16,421
                                                                    --------------  ---  --------------  ---  --------------
Transfer (from) to Separate Accounts on the Statement of
 Operations                                                            $(6,144,421  )       $(3,807,521  )       $(1,671,681  )
                                                                    --------------  ---  --------------  ---  --------------

12.  COMMITMENTS AND CONTINGENT LIABILITIES

(A) LITIGATION

The Company is or may become involved in various legal actions, some of which assert claims for substantial amounts. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses and costs of defense, will not be material to the financial condition of the Company.

MUTUAL FUND FEES LITIGATION -- In October 2010, a derivative action was brought on behalf of six Hartford Mutual Funds in the United States District Court for the District of Delaware, alleging that Hartford Investment Financial Services, LLC received excessive advisory and distribution fees in violation of its statutory fiduciary duty under Section 36(b) of the Investment Company Act of 1940. In February 2011, a nearly identical derivative action was brought against Hartford Investment Financial Services, LLC in the United States District Court for the District of New Jersey on behalf of six additional Hartford Mutual Funds. Plaintiffs in each action seek to rescind the investment management agreements and distribution plans between HIFSCO and the Funds and to recover the total fees charged thereunder or, in the alternative, to recover any improper compensation HIFSCO received. In addition, plaintiff in the New Jersey action seeks recovery of lost earnings. HIFSCO disputes the allegations, has moved to dismiss the Delaware action, and intends to move to dismiss the New Jersey action.

(B) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by/refunded to the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $169, $(19) and $202 in 2010, 2009 and 2008 respectively, of which $34, $498 and $108 in 2010, 2009 and 2008 respectively, increased the creditable amount against premium taxes. The Company has a guaranty fund receivable of $2,739 and $3,614 as of December 31, 2010 and 2009, respectively.

(C) LEASES

As discussed in Note 8, transactions with The Hartford include rental facilities and equipment. Rent paid by the Company to The Hartford for space and equipment used by The Hartford's life insurance companies was $6,942, $9,705 and $6,142 in 2010, 2009 and 2008, respectively. Future minimum rental commitments are as follows:

2011                                                                 $5,779
2012                                                                  4,014
2013                                                                  2,921
2014                                                                  1,256
2015                                                                    186
Thereafter                                                               (4)
                                                                  ---------
Total                                                               $14,152
                                                                  ---------

The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Simsbury, Connecticut. The Company's allocated rental expense is recognized on a level basis over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expired on December 31, 2009, and amounted to $0, $5,283 and $2,714 in 2010, 2009 and 2008, respectively. In the first quarter of 2010, the Company's indirect parent, Hartford Life and Accident Insurance Company, purchased its headquarters property for $46 million.

(D) TAX MATTERS

The Company's federal income tax returns are routinely audited by the IRS as part of The Hartford's consolidated tax return. With few exceptions, the Company is no longer subject to income tax examinations by tax authorities for years before 2007. The IRS examination of the years 2007 - 2009 commenced during 2010 and is expected to conclude by the end of 2012. In addition, The Hartford's management is working with the IRS on a possible settlement of a dividends received deduction ("DRD") issue related to prior periods which, if settled, may result in the booking of tax benefits. Such benefits are not expected to be material to the Statement of Operations. The Company does not anticipate that any of these items will result in a significant change in the balance of unrecognized tax benefits within 12 months. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.

The Company's unrecognized tax benefits are settled with the parent consistent with the terms of the tax sharing agreement described above.

The Separate Account DRD is estimated for the current year using information from the prior year-end, adjusted for current year equity market performance and other appropriate factors, including estimated levels of corporate dividend payments. The actual curRent year DRD can vary from estimates based on, but not limited to, changes in eligible dividends received by the mutual funds, amounts of distributions from these mutual funds, amounts of short-term capital gains at the mutual fund level and the Company's taxable income before the DRD. The Company recorded benefits of $88,631, $113,431 and $112,175 related to the Separate Account DRD in the years ended December 31, 2010, 2009 and 2008, respectively. These amounts included benefits (charges) related to prior years' tax returns of $(4,169), $15,720 and $6,960 in 2010, 2009 and 2008,
respectively.

In Revenue Ruling 2007-61, issued on September 25, 2007, the IRS announced its intention to issue regulations with respect to certain computational aspects of the DRD on Separate Account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended Revenue Ruling 2007-54, issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS may ultimately propose for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown, but they could result in the elimination of some or all of the Separate Account DRD tax benefit that the Company receives. Management believes that it is highly likely that any such regulations would apply prospectively only.

The Company receives a foreign tax credit against its U.S. tax liability for foreign taxes paid by the Company including payments from its Separate Account assets. The Separate Account foreign tax credit is estimated for the curRent year using information from the most recent filed return, adjusted for the change in the allocation of Separate Account investments to the international equity markets during the current year. The actual current year foreign tax credit can vary from the estimates due to actual foreign tax credits passed through by the mutual funds. The Company recorded benefits of $2,396, $11,125 and $11,244 related to Separate Account foreign tax credit in the years ended December 31, 2010, 2009 and 2008, respectively. These amounts included benefits (expenses) related to true-ups of prior years' tax returns of $(3,504), $1,541 and $2,772 in 2010, 2009 and 2008, respectively.

(E) FUNDING OBLIGATION

At December 31, 2010, the Company had outstanding commitments totaling $123,736 of which $6,661 is committed to fund limited partnership investments. These capital commitments can be called by the partnership during the commitment period (on average 2 to 5 years) to fund working capital needs or to purchase new investments. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitment but may elect to do so. The remaining $117,075 of outstanding commitments is related to various private placement and mortgage loan commitments with a commitment period that expires in less than one year.

13.  CORRECTION OF ERRORS

In 2010, the Company reviewed its approach with regard to the calculation of the deferRed premium asset ("DPA"), utilizing guidance provided by New York Circular No. 11 (2010). As a result of this review, the Company determined that it had overstated the DPA as a result of using statutory net valuation premium for policies with a deficiency reserve where gross premium should have been used as a basis for establishing the DPA as guided by SSAP No. 51 (Life Contracts). This method was the outcome of a 1997 Connecticut Audit. The Company also had not reflected ceded DPA amounts nor established an asset for prepaid reinsurance amounts as guided in SSAP No. 61 (Life, Deposit-Type and Accident and Health Reinsurance).

The Company has recorded an adjustment to "Capital and Surplus" of $(7,208) representing the cumulative effect of this change in calculation and accounting for the DPA. The adjustment to "Capital and Surplus" was recorded in "Unassigned Funds" as follows: $14,571 in "Change in Nonadmitted assets" and $(21,779) in "Correction of prior year error". The change in calculation and accounting had an immaterial effect on the Company's net income for the years ending December 31, 2008, 2009 and in 2010 decreased net income by approximately $1,973. The effect was immaterial to the Company's Assets, Liabilities and Capital and Surplus for the periods ending December 31, 2009 and 2010.

14.  SALE OF AFFILIATE

On November 23, 2009, the Company entered into a Share Purchase Agreement to sell its joint venture interest in ICATU Hartford Seguros, S.A. ("IHS"), its Brazilian insurance operation, to its partner, ICATU Holding S.A., for $135,000. The transaction closed in 2010, and the Company received cash proceeds of $130,000 which was net of capital gains tax withheld of $5,000. As a result of the Share Purchase Agreement, the Company recorded in 2009, an asset impairment charge, net of unrealized capital gains and foreign currency translation adjustments, in net realized capital losses of $44,000 after-tax.

During the fourth quarter of 2010, the Company completed the sales of its indirect wholly-owned subsidiaries Hartford Investments Canada Corporation ("HICC") and Hartford Advantage Investment, Ltd. ("HAIL"). The Company received cash proceeds of $19,704 for the sale of HICC and $20,043 for the sale of HAIL.

15.  RECONCILIATION OF AMOUNTS TO THE ANNUAL STATEMENTS, AS FILED

The following table presents the reclassification of the SSAP 10R adoption impact from unassigned funds to aggregate write-ins for other than special surplus funds reported on page 3 of the 2010 and 2009 Annual Statements, as filed:

                                                                  AGGREGATE
                                                                WRITE-INS FOR
                                                                  OTHER THAN
                                                               SPECIAL SURPLUS           UNASSIGNED            TOTAL CAPITAL
                                                                    FUNDS                  FUNDS                AND SURPLUS
---------------------------------------------------------------------------------------------------------------------------------
DECEMBER 31, 2009
PER PAGE 3 OF ANNUAL STATEMENT                                      $189,963              $1,003,929              $4,085,601
 Reclassification for SSAP 10R Adoption                              266,358                (266,358)                     --
                                                                  ----------            ------------            ------------
Per the accompanying financial statements                           $456,321                $737,571              $4,085,601
                                                                  ----------            ------------            ------------

The following table presents the reclassification of capital received by the Company to establish WRR on page 5 of the 2010 and 2009 Annual Statements, as filed:

                                                                                         CAPITAL AND
                                            COST OF                                        PAID IN             NET CASH FROM
                                          INVESTMENTS              NET CASH             SURPLUS, LESS          FINANCING AND
                                          ACQUIRED --                FROM                 TREASURY             MISCELLANEOUS
                                             STOCK                INVESTMENTS               STOCK                 SOURCES
---------------------------------------------------------------------------------------------------------------------------------
DECEMBER 31, 2009
PER PAGE 5 OF ANNUAL STATEMENT             $(1,124,386)               $43,065              $(213,938)               $590,366
 Receipt of WRR                               (700,000)              (700,000)               700,000                 700,000
                                         -------------            -----------            -----------            ------------
Per the accompanying financial
 statements                                $(1,824,386)             $(656,935)               486,062              $1,290,366
                                         -------------            -----------            -----------            ------------

16.  SUBSEQUENT EVENTS

The Company has evaluated events subsequent to December 31, 2010, through April 11, 2011, the date the financial statements were available to be issued. The Company has not evaluated subsequent events after that date for presentation in these financial statements.